UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary

Thrivent Series Fund, Inc.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: December 31

Date of reporting period: June 28, 2019

Item 1.	Report to Stockholders

JUNE 28, 2019 THRIVENT SERIES FUND, INC. SEMIANNUAL REPORT Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Portfolios’ website (ThriventPortfolios.com), and you will be notified by mail each time a report is posted and provided with a website address to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Portfolio electronically by enrolling at Thrivent.com/gopaperless. You may elect to receive all future shareholder reports in paper free of charge. You can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios held in your insurance company separate account.

Dear Member:

You’ll receive this letter later in the season, but as I write today it’s a steamy midsummer day in Minnesota. My wife and I just dropped off our two boys at a weeklong church camp in the northern part of the state. Of course, the drop off was filled with little bits of advice for the week from the two of us. The exchange made me think about the things I’ve taught my children and specifically what I’d like them to learn about money and personal finance.

As parents, none of us gets everything right, so it’s a good idea once in a while to consider those things, big and small, that by grace may have turned out well. My boys and I play a lot of golf together. I started them young and taught them to play without taking any practice swings. A few years ago, I had the chance to play a few holes with a professional golfer and he watched me hit a mediocre shot. He asked me, “Why did you take those two practice swings? Your first swing was the best of the three.”

Being wise with money, like one’s golf game (for those of you who are golfers), is a lifelong journey. When we think about what we’d like our children or grandchildren, nieces or nephews, or other young people to learn, there tends to be a lesson, or at least a helpful reminder, for each of us adults as well. I thought I’d share three lessons that I’ve learned myself and have found to be helpful.

Invest first, then spend

You may have heard the expression “pay yourself first.” The idea is to invest an amount each paycheck or month before you do anything else, whether paying bills or spending on either necessities or discretionary purchases. I generally agree with the principle but rephrase it for a couple reasons. First, there are situations in which the best investment one can make is to pay down expensive debt. No investment can guarantee you an 18 to 20% return, but that’s exactly what you get when you pay down credit card debt at those rates. The second reason I would rephrase it is that I don’t like the idea of paying “myself.” When I save, I’m often saving for my family or to be generous and support causes I care about in the future.

The point is to prioritize investing over spending. Set a reasonable goal for an amount to set aside each paycheck or each month, then pay bills and spend what’s left over. The lesson I learned as I began my professional career was as much about how I would feel about spending as about investing.

When I got out of school and began my first permanent position, I would spend much of my first paycheck each month on rent, and then determined an amount to invest in a diversified mutual fund each month out of the second paycheck. The saving became a habit after a while, and I increased the amount annually as I was able. But what really amazed me was how I felt about spending money. If there was something that I really wanted to buy and at the end of the month I had enough left over, I bought the item without regret. If I didn’t have enough money currently, I could figure out how long it would likely take and decide whether to wait to make the purchase or spend my surplus on something else. In short, I found it liberating to invest first and then have the freedom to spend later, and that’s the lesson I’d impart to my boys and others.

Consider your “personal beta”

I try not to use technical terms in these letters, but this one could be helpful. “Beta” is an investment measure that assesses the volatility of a stock as compared to the overall stock market. A stock that tends to move up and down in line with the overall market would have a beta of 1.0. A stock that tends to be more volatile than the market would have a beta of more than 1.0, while a stock that tends to be less volatile than the overall market would have a beta of under 1.0. Considering your own “personal beta” means taking into account the volatility of your total financial situation.

If you have a very stable job and fairly predictable income, then you may have the ability to tolerate somewhat more investment risk if your basic needs can be met out of your regular salary. Conversely, if your income is volatile and hard to predict, you may want to take that into account in assessing your appropriate level of investment risk.

It can be a good idea to also consider the industry in which you work. For example, I work in asset management. It’s generally good for an asset manager when the market goes up and less favorable when the market goes down. I’ve got a fair amount of “beta” already embedded in my job, so I invest my personal portfolio somewhat less aggressively than I would otherwise. If you work in an industry that is more economically sensitive or cyclical, then you may want to allocate your investments to limit your exposure to economically sensitive or cyclical stocks and bonds.

This may sound a little complicated, which brings me to my final suggestion.

Get help

Fortunately, you don’t have to face your investment decisions alone. A financial professional who gets to know the details of your or your family’s financial situation – as well as your “personal beta” – can help guide you along your financial journey. The advisor can take into account a broad range of potential needs, including saving for retirement or other goals, protecting your assets and income, or devising a strategy to provide income in retirement.

But it’s not just the technical stuff with which an advisor can be of help. It’s all too easy as an investor to let your emotions take over and become your own worst enemy. It can feel good to buy when the market is rising, and it can feel like a relief to sell when the market hits turbulence. It can be difficult to maintain the discipline to stick to a long-term asset allocation strategy.

An advisor can give you an objective perspective in making investment decisions. I’ll be honest, I often find it easier to manage other people’s money than my own. When managing money for members, our decisions are driven by in-depth, top-down economic analysis and bottom-up stock selection and credit analysis. When managing one’s own money, it can be harder to set emotions aside and approach investing from an analytical perspective. Your advisor can help provide you with an objective point of view.

Final wishes

I look forward to getting out on the golf course with my boys this weekend when they get home. Hopefully I can continue to give them some occasional useful advice on both their swings and their financial futures. I wish each of you the best in your financial journeys and in doing whatever it is you personally love with those you care about. As always, thank you for the trust you’ve placed in Thrivent and our investment team.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Series Fund, Inc.

Dear Member:

The stock market posted excellent performance through the first half of 2019, as the economy remained solid. The S&P 500® Index was up 17.36% for the six-month period ending June 30. (The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)

In the fixed-income market, bond yields have dropped significantly amidst speculation that the Federal Reserve (Fed) will cut interest rates this summer. Yields on 10-year Treasuries have dropped from 2.68% at the end of 2018 to 2.00% at the June close—the lowest level since September 2017.

Economic Review

The economy has had solid growth in 2019 with gross domestic product (GDP) growing at a 3.1% annualized rate in the first quarter, according to the U.S. Department of Commerce. That follows a 2.2% growth rate in the fourth quarter of 2018. GDP growth is the broadest measure of economic output.

A number of economic and market factors contributed to the GDP growth. Corporate earnings growth has continued on a positive trend this year, although the growth rate has slowed versus a year ago. The employment picture remains strong, with the unemployment rate down to just 3.6% through May—the lowest level since 1969, according to the U.S. Bureau of Labor Statistics. The economy has added new jobs for 104 consecutive months.

The oil market has had some recent volatility, but oil prices have still managed to rebound from a severe slump in the fourth quarter of 2018. The price of a barrel of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, has moved up 28.76% through the first six months of 2019, from $45.41 per barrel at the end of 2018 to $58.47 at the June close.

Market Review

All 11 sectors of the S&P 500 have posted gains this year. Leading the way through the first six months were Information Technology, up 27.13%, Consumer Discretionary, up 21.84%, Industrials, up 21.38%, Real Estate, up 20.42%, and Communication Services, up 19.09%. The total return of the S&P 500 (including dividends) was 18.54% through the first half of 2019.

The Nasdaq Index, an electronic stock exchange with more than 3,300 company listings, has had similar results. It was up 20.66% through the first half of 2019.

In the international markets, the MSCI EAFE Index, which tracks developed-economy stocks in Europe, Asia and Australia, has also rebounded this year from a sluggish 2018. It was up 11.77% through the first half of 2019.

In the bond market, expectations that the Fed will lower interest rates this summer has helped bolster bond sales, driving yields lower. The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 6.11% through the first half of 2019. The Bloomberg Barclays Municipal Bond Index, which tracks a broad range of municipal bonds, gained 6.66%, while the Bloomberg Barclays U.S. Corporate Investment Grade Index, which tracks high rated corporate bonds, was up 9.85%.

In the domestic bond markets, the yield curve has inverted for very short-term rates, such as maturities of less than one year, versus maturities of 10 years. But that’s the space where central banks have a lot of sway. If you look at maturities of more than one year, the curve is still rising, albeit modestly. That may not be an indicator of an impending recession, but current interest rate levels certainly do not point to a looming surge in economic growth.

Our Outlook

Many U.S. companies had a nice boost in profits in 2018 due to corporate tax cuts, but there will be no such tax-cut premium for corporations this year. However, we have seen an improvement in the aggregate profitability of the S&P 500, due primarily to better profit margins in manufacturing and technology. Both of those areas may be peaking, however, which could slow market growth in the second half of 2019.

In the global market, geopolitical issues always pose a risk, but the risks appear to be heightened today amidst the stifling impact of tariff uncertainties. The economies in China and many European countries have been negatively impacted by the trade disputes, which could ultimately cascade back to the U.S. economy.

On a strategic basis, we have reduced our long-term equity weightings. Given both the economic and geopolitical risks today, we are comfortable in that position. But on a positive note, the domestic economy has been bolstered by strong employment and personal income growth, and solid corporate earnings and consumer spending.

As always, thank you for the trust you have placed in our entire team of investment professionals at Thrivent.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Series Fund, Inc.

THRIVENT AGGRESSIVE ALLOCATION PORTFOLIO

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

Investment in Thrivent Aggressive Allocation Portfolio involves allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, quantitative investing, small cap, value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Large Cap	36.4%	Thrivent International Allocation
International	26.4%	Portfolio	8.8%
Short-Term Investments	11.0%	Thrivent Mid Cap Stock Portfolio	5.4%
Small Cap	10.5%	Thrivent Large Cap Value Portfolio	4.5%
Mid Cap	6.6%	Thrivent Core International Equity Fund	4.3%
Investment Grade Debt	5.2%	Thrivent Core Low Volatility Equity Fund	4.1%
Multi-Cap	3.4%	Thrivent Global Stock Portfolio	3.7%
High Yield	0.6%	Thrivent Small Cap Stock Portfolio	3.2%
Total	100.0%	Microsoft Corporation	1.3%
		U.S. Treasury Notes	1.1%
		Amazon.com, Inc.	1.0%

		These securities represent 37.4% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

THRIVENT ALL CAP PORTFOLIO*

John T. Groton Jr., CFA, and Mathew D. Finn, CFA, Portfolio Co-Managers**

Thrivent All Cap Portfolio seeks long-term growth of capital.

Investment in the Thrivent All Cap Portfolio involves risks including equity security, ETF, futures contract, growth investing, investment adviser, issuer, large cap, market, mid cap, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective April 30, 2019, The Portfolio changed its name from Thrivent Partner All Cap Portfolio to Thrivent All Cap Portfolio, and implemented changes to its investment strategies.
**	Effective April 30, 2019, John T. Groton Jr., CFA, and Mathew D. Finn, CFA, replaced FIAM LLC, an affiliate of Fidelity Investments, as portfolio managers of the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock	96.8%
Registered Investments Companies	1.8%
Short-Term Investments	1.4%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	19.8%
Financials	13.2%
Health Care	12.3%
Consumer Discretionary	12.1%
Industrials	11.3%
Communications Services	7.0%
Consumer Staples	5.6%
Materials	4.6%
Energy	4.3%
Real Estate	4.0%

Top 10 Holdings
(% of Net Assets)
Microsoft Corporation	2.8%
Amazon.com, Inc.	2.3%
Facebook, Inc.	2.1%
UnitedHealth Group, Inc.	1.7%
Walt Disney Company	1.7%
Cisco Systems, Inc.	1.6%
Apple, Inc.	1.6%
Bank of America Corporation	1.6%
PayPal Holdings, Inc.	1.5%
Visa, Inc.	1.5%

These securities represent 18.4% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT BALANCED INCOME PLUS PORTFOLIO

Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, David R. Spangler, CFA, and Darren M. Bagwell CFA, Portfolio Co-Managers*

Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

Investment in Thrivent Balanced Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity security, ETF, foreign currency, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*

Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA were named as portfolio managers of the Portfolio, and Gregory R. Anderson, CFA and Matthew D. Finn, CFA, no longer serve as portfolio managers of the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock	44.5%
Long-Term Fixed Income	24.1%
Bank Loans	14.6%
Short-Term Investments	8.1%
Registered Investment Companies	7.7%
Preferred Stock	1.0%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	14.4%
Information Technology	11.6%
Communications Services	8.3%
Consumer Staples	7.6%
Consumer Discretionary	7.4%
Industrials	7.1%
Affiliated Registered Investment Companies	6.9%
Health Care	6.6%
Mortgage-Backed Securities	5.8%
Materials	5.3%

Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt Fund	6.9%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Microsoft Corporation	1.1%
Government National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Cisco Systems, Inc.	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Apple, Inc.	0.7%
Amazon.com, Inc.	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

These securities represent 15.8% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT DIVERSIFIED INCOME PLUS PORTFOLIO

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and Gregory R. Anderson, CFA, Portfolio Co-Managers*

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

Investment in Thrivent Diversified Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity securities, ETF, foreign currency, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective February 28, 2019, Darren M. Bagwell, CFA replaced Matthew D. Finn, CFA as portfolio manager of the Portfolio.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income	44.4%
Common Stock	24.2%
Short-Term Investments	13.0%
Bank Loans	11.1%
Registered Investment Companies	5.7%
Preferred Stock	1.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	14.6%
Mortgage-Backed Securities	10.4%
Collateralized Mortgage Obligations	8.2%
Communications Services	7.8%
Information Technology	7.7%
Consumer Staples	6.8%
Consumer Discretionary	6.6%
Energy	5.8%	.
Materials	5.7%
Affiliated Registered Investment Companies	5.1%

Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt Fund	5.1%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.6%
Government National Mortgage Association Conventional 30-Yr. Pass Through	2.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
Microsoft Corporation	0.6%
Cisco Systems, Inc.	0.5%
Antler Mortgage Trust	0.5%
Vanguard Short-Term Corporate Bond ETF	0.4%

These securities represent 16.9% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT GLOBAL STOCK PORTFOLIO*

Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and David R. Spangler, CFA, Portfolio Co-Managers**

Thrivent Global Stock Portfolio seeks long-term capital growth.

Investment in Thrivent Global Stock Portfolio involves risks including equity security, foreign currency, foreign securities, futures contract, investment adviser, issuer, large cap, market, other funds, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective April 30,2019 the Portfolio changed its name from Thrivent Large Cap Stock Portfolio to Thrivent Global Stock Portfolio, and implemented changes to its investment strategies
**	Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA were added as portfolio managers of the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock	88.5%
Short-Term Investments	11.5%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	18.7%
Financials	14.3%
Health Care	11.6%
Consumer Discretionary	10.5%
Industrials	9.0%
Communications Services	8.4%
Consumer Staples	4.6%
Materials	4.3%
Energy	4.0%
Real Estate	1.7%

Top 10 Holdings
(% of Net Assets)
Microsoft Corporation	3.6%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Cisco Systems, Inc.	2.2%
Visa, Inc.	1.6%
Bank of America Corporation	1.6%
Merck & Company, Inc.	1.3%
Facebook, Inc.	1.3%
Citigroup, Inc.	1.2%

These securities represent 20.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT GOVERNMENT BOND PORTFOLIO

Michael G. Landreville, CFA, CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital. The Portfolio’s investment objective may be changed without shareholder approval.

Investment in Thrivent Government Bond Portfolio involves risks including derivatives, government securities, inflation-linked security, interest rate, investment adviser, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies	38.2%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	15.3%
Foreign Government	7.7%
Asset-Backed Securities	2.7%
Collateralized Mortgage Obligations	2.5%
Financials	1.6%
Consumer Cyclical	1.0%
Utilities	0.4%
Energy	0.1%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	10.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.1%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	4.4%
U.S. Treasury Notes	3.8%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.7%
U.S. Treasury Bonds	2.5%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	2.2%
Government National Mortgage Association Conventional 30-Yr. Pass Through	2.0%

These securities represent 39.4% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.

THRIVENT HIGH YIELD PORTFOLIO

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

Investment in Thrivent High Yield Portfolio involves risks including convertible securities, credit, derivatives, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, other funds, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Basic Materials	18.4%
Communications Services	16.1%
Energy	15.0%
Consumer Cyclical	14.0%
Consumer Non-Cyclical	12.7%
Financials	8.1%
Technology	6.3%
Utilities	3.6%
Transportation	1.4%

Top 10 Holdings
(% of Net Assets)
Sprint Corporation	1.0%
CCO Holdings, LLC	0.9%
Cheniere Corpus Christi Holdings, LLC	0.9%
Intelsat Jackson Holdings SA	0.9%
Alliance Data Systems Corporation	0.8%
Tenet Healthcare Corporation	0.7%
CSC Holdings, LLC	0.7%
Six Flags Entertainment Corporation	0.7%
Albertson’s Companies, LLC	0.7%
CCOH Safari, LLC	0.7%

These securities represent 8.0% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT INCOME PORTFOLIO

Stephen D. Lowe, CFA and Kent L. White, CFA, Portfolio Co-Managers

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

Investment in Thrivent Income Portfolio involves risks including credit, derivatives, emerging markets, financial sector, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, and quantitative risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Financials	27.1%
Consumer Non-Cyclical	11.5%
Energy	9.6%
Communications Services	8.6%
Utilities	8.0%
U.S. Government & Agencies	6.2%
Consumer Cyclical	4.8%
Mortgage-Backed Securities	4.4%
Technology	3.9%
Basic Materials	3.2%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
U.S. Treasury Bonds	1.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.1%
U.S. Treasury Bonds	0.7%
U.S. Treasury Bonds	0.6%
GE Capital International Funding Company	0.6%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%
These securities represent 9.2% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT INTERNATIONAL ALLOCATION PORTFOLIO

Managed by Thrivent Financial for Lutherans, and subadvised by Goldman Sachs Asset Management, L.P.**

Thrivent International Allocation Portfolio seeks long-term capital growth.

Investment in Thrivent International Allocation Portfolio involves risks including allocation, emerging markets, equity security, foreign currency, foreign securities, growth investing, investment adviser, issuer, large cap, market, mid cap, multi-manager, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*

Effective April 30, 2019, the Portfolio changed its name from Thrivent Partner Worldwide Allocation Portfolio to Thrivent International Allocation Portfolio, and implemented changes to its investment strategies.

**	Effective April 28, 2019, Principal Global Investors, LLC and Aberdeen Asset Managers Limited no longer serve as subadvisors of the fund.

Portfolio Composition
(% of Portfolio)
Common Stock	84.5%
Short-Term Investments	15.2%
Long-Term Fixed Income	0.2%
Preferred Stock	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	14.4%
Industrials	11.9%
Health Care	11.3%
Consumer Discretionary	10.0%
Information Technology	8.6%
Consumer Staples	7.7%
Materials	7.2%
Communications Services	4.2%
Energy	4.1%
Real Estate	3.4%

Top 10 Countries
(% of Net Assets)
Japan	20.6%
United Kingdom	11.4%
Switzerland	6.4%
France	4.7%
Australia	4.1%
Netherlands	4.0%
Canada	3.6%
Germany	3.5%
Denmark	3.4%
Spain	2.8%
Investments in securities in these countries represent 64.5% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT LARGE CAP GROWTH PORTFOLIO

Lauri Brunner, Portfolio Manager*

Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.

Investment in Thrivent Large Cap Growth Portfolio involves risks including equity security, foreign securities, growth investing, investment adviser, issuer, large cap, market, technology-oriented companies, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective September 30, 2018, Lauri Brunner replaced Darren M. Bagwell, CFA as the portfolio manager of the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock	98.1%
Short-Term Investments	1.9%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	35.6%
Consumer Discretionary	18.3%
Health Care	14.7%
Communications Services	14.5%
Financials	5.6%
Industrials	4.8%
Consumer Staples	2.9%
Real Estate	0.9%
Energy	0.6%
Materials	0.3%

Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc.	8.5%
Microsoft Corporation	7.7%
Alphabet, Inc., Class A	6.4%
Visa, Inc.	5.2%
Facebook, Inc.	4.5%
Apple, Inc.	4.5%
MasterCard, Inc.	4.0%
PayPal Holdings, Inc.	3.1%
NIKE, Inc.	3.0%
Netflix, Inc.	2.9%
These securities represent 49.8% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT LARGE CAP INDEX PORTFOLIO

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Investment in Thrivent Large Cap Index Portfolio involves risks including equity, futures contract, issuer, large cap, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.7%
Short-Term Investments	0.3%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	21.4%
Health Care	14.2%
Financials	13.1%
Consumer Discretionary	10.8%
Industrials	9.9%
Communications Services	9.5%
Consumer Staples	7.2%
Energy	5.0%
Utilities	3.3%
Real Estate	3.0%

Top 10 Holdings
(% of Net Assets)
Microsoft Corporation	4.2%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.2%
Facebook, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Johnson & Johnson	1.5%
J.P. Morgan Chase & Company	1.5%
Alphabet, Inc., Class C	1.4%
Alphabet, Inc., Class A	1.3%
Exxon Mobil Corporation	1.3%
These securities represent 21.5% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT LARGE CAP VALUE PORTFOLIO

Kurt J. Lauber, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.

Investment in Thrivent Large Cap Value portfolio involves risks including equity security, foreign securities, investment adviser, issuer, large cap, market, value investing, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	97.7%
Short-Term Investments	2.3%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	25.5%
Information Technology	15.4%
Health Care	15.2%
Industrials	11.5%
Energy	9.0%
Communications Services	8.4%
Consumer Discretionary	5.1%
Consumer Staples	3.2%
Materials	3.0%
Utilities	1.5%

Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc.	6.1%
Bank of America Corporation	4.6%
Microsoft Corporation	4.4%
Citigroup, Inc.	4.0%
Verizon Communications, Inc.	3.9%
Merck & Company, Inc.	3.6%
Chevron Corporation	3.4%
Comcast Corporation	2.6%
Johnson & Johnson	2.5%
Wal-Mart Stores, Inc.	2.5%
These securities represent 37.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT LIMITED MATURITY BOND PORTFOLIO

Michael G. Landreville, CFA, CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Investment in Thrivent Limited Maturity Bond Portfolio involves risks including collateralized debt obligations (“CDO”), credit, derivatives, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies	24.5%
Asset-Backed Securities	21.6%
Collateralized Mortgage
Obligations	13.9%
Financials	12.7%
Consumer Non-Cyclical	4.1%
Mortgage-Backed Securities	3.8%
Energy	3.0%
Utilities	2.7%
Transportation	2.1%
Communications Services	1.9%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	4.5%
U.S. Treasury Notes	4.2%
U.S. Treasury Notes	3.6%
U.S. Treasury Notes	2.1%
U.S. Treasury Notes	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
U.S. Treasury Bonds	1.2%
U.S. Treasury Notes	1.1%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.1%
U.S. Treasury Notes	1.0%
These securities represent 22.4% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT LOW VOLATILITY EQUITY PORTFOLIO

Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers

The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Portfolio’s investment objective may be changed without shareholder approval.

Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, foreign currency, foreign securities, futures contract, investment adviser, issuer, large cap, market, mid cap, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	95.4%
Short-Term Investments	4.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Consumer Staples	14.7%
Financials	13.1%
Health Care	12.9%
Information Technology	12.0%
Real Estate	9.2%
Consumer Discretionary	8.6%
Communications Services	8.1%
Utilities	7.6%
Industrials	6.6%
Materials	2.1%

Top 10 Holdings
(% of Net Assets)
PepsiCo, Inc.	2.2%
Nestle SA	2.1%
CGI, Inc.	2.1%
Allstate Corporation	2.0%
Johnson & Johnson	1.9%
Duke Energy Corporation	1.9%
SmartCentres Real Estate Investment Trust	1.9%
NTT DOCOMO, Inc.	1.8%
Roche Holding AG	1.7%
Japan Tobacco, Inc.	1.7%
These securities represent 19.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT MID CAP INDEX PORTFOLIO

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Investment in Thrivent Mid Cap Index Portfolio involves risks including equity security, futures contract, issuer, market, and mid cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.5%
Short-Term Investments	0.5%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	16.2%
Financials	16.1%
Information Technology	15.4%
Consumer Discretionary	12.2%
Real Estate	10.1%
Health Care	9.6%
Materials	6.4%
Utilities	4.7%
Energy	3.1%
Consumer Staples	2.7%

Top 10 Holdings
(% of Net Assets)
IDEX Corporation	0.8%
STERIS plc	0.7%
Leidos Holdings, Inc.	0.7%
Domino’s Pizza, Inc.	0.7%
NVR, Inc.	0.7%
Trimble, Inc.	0.7%
Zebra Technologies Corporation	0.7%
FactSet Research Systems, Inc.	0.6%
Camden Property Trust	0.6%
Teledyne Technologies, Inc.	0.6%
These securities represent 6.8% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT MID CAP STOCK PORTFOLIO

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Investment in Thrivent Mid Cap Stock Portfolio involves risks including equity security, investment adviser, issuer, market, mid cap, other funds, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	96.7%
Short-Term Investments	3.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	17.5%
Industrials	17.2%
Information Technology	14.9%
Real Estate	8.7%
Consumer Discretionary	8.5%
Health Care	8.4%
Utilities	6.3%
Energy	5.1%
Materials	4.3%
Communications Services	3.1%

Top 10 Holdings
(% of Net Assets)
Zions Bancorporations NA	3.4%
Southwest Airlines Company	3.0%
Huntington Ingalls Industries, Inc.	3.0%
Akamai Technologies, Inc.	2.9%
Assured Guaranty, Ltd.	2.4%
Edwards Lifesciences Corporation	2.3%
KeyCorp	2.2%
Verisk Analytics, Inc.	2.2%
E*TRADE Financial Corporation	2.2%
Markel Corporation	2.1%

These securities represent 25.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT MODERATE ALLOCATION PORTFOLIO

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, portfolio turnover rate, quantitative investing, small cap and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Investment Grade Debt	35.8%	Thrivent Large Cap Value Portfolio	6.1%
Large Cap	24.6%	Thrivent Income Portfolio	5.8%
International	13.7%	Thrivent International Allocation
Short-Term Investments	9.0%	Portfolio	5.3%
Mid Cap	5.9%	Thrivent Mid Cap Stock Portfolio	3.6%
High Yield	3.1%	Thrivent Global Stock Portfolio	3.5%
Multi-Cap	2.8%	Thrivent Core Low Volatility Equity Fund	3.3%
Small Cap	1.9%	Thrivent Limited Maturity Bond Portfolio	3.3%
Emerging Markets Debt	1.7%	Federal National Mortgage Association
Floating Rate Debt	1.5%	Conventional 15-Yr. Pass Through	2.6%
Total	100.0%	Federal National Mortgage Association
		Conventional 30-Yr. Pass Through	2.2%
		Federal National Mortgage Association
		Conventional 30-Yr. Pass Through	2.1%

		These securities represent 37.8% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

THRIVENT MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Large Cap	37.3%	Thrivent International Allocation
Investment Grade Debt	20.6%	Portfolio	8.3%
International	17.4%	Thrivent Large Cap Value Portfolio	6.9%
Mid Cap	6.2%	Thrivent Mid Cap Stock Portfolio	6.9%
Short-Term Investments	6.1%	Thrivent Global Stock Portfolio	5.9%
Small Cap	5.5%	Thrivent Core Low Volatility Equity Fund	3.5%
Multi-Cap	3.1%	Thrivent Core International Equity Fund	3.2%
High Yield	1.9%	Thrivent Income Portfolio	2.7%
Emerging Markets Debt	1.0%	Thrivent Small Cap Stock Portfolio	1.6%
Floating Rate Debt	0.9%	Thrivent Limited Maturity Bond Portfolio	1.5%
Total	100.0%	Federal National Mortgage Association Conventional 15-Yr. Pass Through
			1.5%

		These securities represent 42.0% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

THRIVENT MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA Portfolio Co-Managers

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap risk, other funds, portfolio turnover rate, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*	Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)
Investment Grade Debt	48.3%	Thrivent Income Portfolio	7.8%
Large Cap	14.9%	Thrivent Limited Maturity Bond Portfolio	4.7%
Short-Term Investments	12.4%	Federal National Mortgage Association
International	9.6%	Conventional 15-Yr. Pass Through	3.7%
High Yield	4.1%	Thrivent International Allocation
Mid Cap	4.1%	Portfolio	3.5%
Emerging Markets Debt	2.3%	Thrivent Large Cap Value Portfolio	3.5%
Floating Rate Debt	2.1%	Federal National Mortgage Association
Multi-Cap	1.7%	Conventional 30-Yr. Pass Through	3.2%
Small Cap	0.5%	Federal National Mortgage Association
Total	100.0%	Conventional 30-Yr. Pass Through	3.1%
		Thrivent Core Emerging Markets Debt
		Fund	2.8%
		Thrivent High Yield Portfolio	2.6%
		Thrivent Core Low Volatility Equity Fund	2.1%

		These securities represent 37.0% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

THRIVENT MONEY MARKET PORTFOLIO

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

Investment in Thrivent Money Market Portfolio involves risks including credit, government securities, interest rate, money market fund, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio. Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt	87.2%
U.S. Treasury Debt	12.8%
Total	100.0%

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Quoted Portfolio Composition is subject to change.

THRIVENT MULTIDIMENSIONAL INCOME PORTFOLIO

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, Kent L. White, CFA and Stephen D. Lowe, CFA, Portfolio Co-Managers

The Portfolio seeks a high level of current income and, secondarily, growth of capital. The Portfolio’s investment objectives may be changed without shareholder approval.

Investment in Thrivent Multidimensional Income Portfolio involves risks including business development company (“BDC”), closed-end fund (“CEF”), convertible securities, credit, derivatives, emerging markets, ETF, foreign securities, growth investing, high yield, interest rate, investment adviser, investment in other investment companies, issuer, leveraged loan, liquidity, market, master limited partnership (“MLP”), mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, real estate investment trust (“REIT”), and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Unaffiliated Registered Investment Companies	17.4%
Financials	15.9%
Affiliated Registered Investment Companies	10.5%
Communications Services	9.0%
Energy	7.3%
Consumer Non-Cyclical	7.2%
Mortgage-Backed Securities	6.2%
Capital Goods	3.9%
Technology	3.5%
Consumer Cyclical	3.5%

Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt Fund	10.5%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.7%
Vanguard Short-Term Corporate Bond ETF	2.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
Countrywide Alternative Loan Trust	0.9%
BlackRock Credit Allocation Income Trust	0.7%
BlackRock Enhanced Equity Dividend Trust	0.7%
Energizer Holdings, Inc.	0.7%
Cheniere Corpus Christi Holdings, LLC	0.7%
These securities represent 22.8% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT OPPORTUNITY INCOME PLUS PORTFOLIO

Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.

Investment in Thrivent Opportunity Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity securities, ETF, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-related and other asset-backed securities, other funds, portfolio turnover rate, real estate investment trust (REIT), and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities	14.6%
Affiliated Registered Investment Companies	14.6%
Financials	11.0%
Communications Services	9.8%
Consumer Non-Cyclical	9.2%
Collateralized Mortgage Obligations	7.6%
Consumer Cyclical	6.2%
Energy	5.7%
Asset-Backed Securities	5.1%
Capital Goods	4.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt Fund	14.6%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	4.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.6%
Government National Mortgage Association Conventional 30-Yr. Pass Through	2.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Scientific Games International, Inc., Term Loan	0.8%
Sable International Finance, Ltd., Term Loan	0.7%
First Data Corporation, Term Loan	0.7%
Air Medical Group Holdings, Inc., Term Loan	0.7%
These securities represent 31.4% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including convertible securities, emerging markets, equity security, financial sector, foreign currency, foreign securities, investment adviser, issuer, large cap, market, mid cap, preferred securities, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	93.0%
Preferred Stock	5.8%
Short-Term Investments	1.2%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	26.8%
Communications Services	13.7%
Information Technology	12.9%
Consumer Staples	11.5%
Consumer Discretionary	10.3%
Materials	9.8%
Industrials	4.9%
Energy	4.2%
Real Estate	3.6%
Health Care	0.8%

Top 10 Countries
(% of Net Assets)
India	14.2%
China	13.9%
Cayman Islands	12.3%
Brazil	11.8%
South Korea	7.5%
Hong Kong	7.0%
Indonesia	5.2%
Taiwan	5.1%
Mexico	4.7%
South Africa	4.3%
Investments in securities in these countries represent 86.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT PARTNER GROWTH STOCK PORTFOLIO

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

Investment in the Thrivent Partner Growth Stock Fund involves risks including derivatives, equity securities, foreign securities, growth investing, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.1%
Short-Term Investments	0.8%
Preferred Stock	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	28.6%
Consumer Discretionary	23.5%
Communications Services	16.6%
Health Care	12.9%
Industrials	10.4%
Financials	3.4%
Utilities	1.9%
Consumer Staples	0.8%
Materials	0.5%
Energy	0.5%

Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc.	9.0%
Facebook, Inc.	5.8%
Microsoft Corporation	5.7%
Visa, Inc.	3.8%
Boeing Company	3.7%
MasterCard, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.7%
Alibaba Group Holding, Ltd. ADR	2.6%
Tencent Holdings, Ltd.	2.1%

These securities represent 41.4% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT PARTNER HEALTHCARE PORTFOLIO

Subadvised by BlackRock Investment Management, LLC

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Investment in the Thrivent Partner Healthcare Portfolio involves risks including emerging markets, equity securities, foreign currency, foreign securities, growth investing, healthcare industry, investment adviser, issuer, market, mid cap, non-diversified, other funds, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	97.4%
Short-Term Investments	2.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Health Care Equipment	35.0%
Pharmaceuticals	21.6%
Managed Health Care	13.7%
Biotechnology	13.6%
Life Sciences Tools & Services	7.4%
Health Care Services	3.5%
Health Care Facilities	1.5%
Health Care Supplies	0.4%
Interactive Home Entertainment	0.2%

Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc.	7.8%
Abbott Laboratories	6.5%
Boston Scientific Corporation	4.2%
Thermo Fisher Scientific, Inc.	3.7%
Stryker Corporation	3.5%
Medtronic plc	3.2%
Merck & Company, Inc.	3.2%
Pfizer, Inc.	3.1%
Anthem, Inc.	2.7%
Eli Lilly and Company	2.6%

These securities represent 40.5% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

Investment in Thrivent Real Estate Securities Portfolio involves risks including equity security, investment advisor, issuer, market, real estate industry, and real estate investment trust (“REIT”) risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.1%
Registered Investment Companies	0.6%
Short-Term Investments	0.3%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Residential REITs	22.4%
Specialized REITs	19.0%
Office REITs	14.2%
Retail REITs	12.6%
Industrial REITs	10.5%
Health Care REITs	9.1%
Hotel & Resort REITs	5.3%
Diversified REITs	5.0%
Information Technology	0.6%
Unaffiliated Registered Investment Companies	0.6%

Top 10 Holdings
(% of Net Assets)
Prologis, Inc.	6.0%
Simon Property Group, Inc.	4.8%
Equinix, Inc.	4.7%
AvalonBay Communities, Inc.	3.8%
Alexandria Real Estate Equities, Inc.	3.1%
Equity Residential	3.0%
Welltower, Inc.	3.0%
Essex Property Trust, Inc.	2.7%
Boston Properties, Inc.	2.5%
Public Storage, Inc.	2.3%

These securities represent 35.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT SMALL CAP GROWTH PORTFOLIO

David J. Lettenberger, CFA, Portfolio Manager

The Portfolio seeks long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.

Investment in Thrivent Small Cap Growth Portfolio involves risks including equity security, growth investing, investment adviser, issuer, market, small cap, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	92.3%
Short-Term Investments	4.1%
Registered Investment Companies	3.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	27.5%
Health Care	20.6%
Industrials	15.4%
Consumer Discretionary	13.1%
Financials	9.2%
Consumer Staples	3.8%
Unaffiliated Registered Investment Companies	3.6%
Energy	1.9%
Real Estate	0.6%
Communications Services	0.5%

Top 10 Holdings
(% of Net Assets)
Monolithic Power Systems, Inc.	2.8%
Proofpoint, Inc.	2.6%
Rogers Corporation	2.5%
Heico Corporation	2.2%
SPDR S&P Biotech ETF	2.1%
New Relic, Inc.	2.0%
Dolby Laboratories, Inc.	2.0%
Planet Fitness, Inc.	1.9%
Guidewire Software, Inc.	1.9%
Veeva Systems, Inc.	1.8%

These securities represent 21.8% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT SMALL CAP INDEX PORTFOLIO

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

Investment in Thrivent Small Cap Index Portfolio involves risks including equity security, futures contract, issuer, market, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.6%
Registered Investments Companies	0.3%
Short-Term Investments	0.1%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	19.0%
Financials	17.9%
Information Technology	14.6%
Consumer Discretionary	13.9%
Health Care	11.9%
Real Estate	6.8%
Materials	4.4%
Energy	3.6%
Consumer Staples	3.5%
Utilities	2.2%

Top 10 Holdings
(% of Net Assets)
Selective Insurance Group, Inc.	0.6%
FirstCash, Inc.	0.6%
Tetra Tech, Inc.	0.6%
Strategic Education, Inc.	0.5%
Mercury Systems, Inc.	0.5%
John Bean Technologies Corporation	0.5%
Repligen Corporation	0.5%
Omnicell, Inc.	0.5%
LHC Group, Inc.	0.5%
Glacier Bancorp, Inc.	0.5%

These securities represent 5.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

THRIVENT SMALL CAP STOCK PORTFOLIO

Matthew D. Finn, CFA and James M. Tinucci, CFA, Portfolio Co-Managers

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

Investment in Thrivent Small Cap Stock Portfolio involves risks including equity security, investment adviser, issuer, market, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	92.7%
Registered Investment Companies	3.7%
Short-Term Investments	3.6%
Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	21.0%
Information Technology	16.4%
Industrials	15.3%
Health Care	10.7%
Consumer Staples	7.9%
Real Estate	5.8%
Consumer Discretionary	5.6%
Energy	3.7%
Unaffiliated Registered Investment Companies	3.7%
Utilities	3.2%

Top 10 Holdings
(% of Net Assets)
Dolby Laboratories, Inc.	2.1%
Assured Guaranty, Ltd.	1.8%
Turning Point Brands, Inc.	1.8%
MRC Global, Inc.	1.8%
Euronav NV	1.7%
LHC Group, Inc.	1.7%
AGCO Corporation	1.7%
Synovus Financial Corporation	1.7%
IBERIABANK Corporation	1.7%
Casey’s General Stores, Inc.	1.7%

These securities represent 17.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 28, 2019. Shares in a Portfolio are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and separate accounts of other insurance companies not affiliated with Thrivent Financial for Lutherans. Effective June 30, 2019, Thrivent Life Insurance Company has been dissolved and the contract obligations of Thrivent Life Insurance Company have been assumed by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2019	Ending Account Value 6/28/2019	Expenses Paid During Period 1/1/2019 - 6/28/2019*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,167	$2.98	0.56%
Hypothetical**	$1,000	$1,022	$2.78	0.56%
Thrivent All Cap Portfolio
Actual	$1,000	$1,209	$4.22	0.78%
Hypothetical**	$1,000	$1,021	$3.86	0.78%
Thrivent Balanced Income Plus Portfolio
Actual	$1,000	$1,112	$3.33	0.64%
Hypothetical**	$1,000	$1,021	$3.18	0.64%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,093	$2.38	0.46%
Hypothetical**	$1,000	$1,022	$2.30	0.46%
Thrivent Global Stock Portfolio
Actual	$1,000	$1,149	$3.39	0.64%
Hypothetical**	$1,000	$1,021	$3.18	0.64%
Thrivent Government Bond Portfolio
Actual	$1,000	$1,046	$2.32	0.46%
Hypothetical**	$1,000	$1,022	$2.29	0.46%
Thrivent High Yield Portfolio
Actual	$1,000	$1,102	$2.29	0.44%
Hypothetical**	$1,000	$1,022	$2.21	0.44%
Thrivent Income Portfolio
Actual	$1,000	$1,095	$2.24	0.44%
Hypothetical**	$1,000	$1,022	$2.16	0.44%

	Beginning Account Value 1/1/2019	Ending Account Value 6/28/2019	Expenses Paid During Period 1/1/2019 - 6/28/2019*	Annualized Expense Ratio
Thrivent International Allocation Portfolio
Actual	$1,000	$1,134	$4.29	0.82%
Hypothetical**	$1,000	$1,020	$4.06	0.82%
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,208	$2.39	0.44%
Hypothetical**	$1,000	$1,022	$2.19	0.44%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,184	$1.28	0.24%
Hypothetical**	$1,000	$1,023	$1.18	0.24%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,145	$3.32	0.63%
Hypothetical**	$1,000	$1,021	$3.13	0.63%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,033	$2.21	0.44%
Hypothetical**	$1,000	$1,022	$2.20	0.44%
Thrivent Low Volatility Equity Portfolio
Actual	$1,000	$1,148	$4.21	0.80%
Hypothetical**	$1,000	$1,021	$3.96	0.80%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,178	$1.38	0.26%
Hypothetical**	$1,000	$1,023	$1.28	0.26%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,175	$3.55	0.67%
Hypothetical**	$1,000	$1,021	$3.30	0.67%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,124	$2.34	0.45%
Hypothetical**	$1,000	$1,022	$2.23	0.45%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,148	$2.47	0.47%
Hypothetical**	$1,000	$1,022	$2.32	0.47%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,106	$2.38	0.46%
Hypothetical**	$1,000	$1,022	$2.28	0.46%
Thrivent Money Market Portfolio
Actual	$1,000	$1,010	$2.25	0.46%
Hypothetical**	$1,000	$1,022	$2.26	0.46%
Thrivent Multidimensional Income Portfolio
Actual	$1,000	$1,102	$4.90	0.95%
Hypothetical**	$1,000	$1,020	$4.71	0.95%
Thrivent Opportunity Income Plus Portfolio
Actual	$1,000	$1,063	$3.24	0.64%
Hypothetical**	$1,000	$1,021	$3.18	0.64%
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$1,147	$6.32	1.20%
Hypothetical**	$1,000	$1,019	$5.94	1.20%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,206	$4.00	0.74%
Hypothetical**	$1,000	$1,021	$3.66	0.74%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,110	$4.55	0.88%
Hypothetical**	$1,000	$1,020	$4.35	0.88%

	Beginning Account Value 1/1/2019	Ending Account Value 6/28/2019	Expenses Paid During Period 1/1/2019 - 6/28/2019*	Annualized Expense Ratio
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,190	$4.61	0.86%
Hypothetical**	$1,000	$1,020	$4.25	0.86%
Thrivent Small Cap Growth Portfolio
Actual	$1,000	$1,237	$5.32	0.97%
Hypothetical**	$1,000	$1,020	$4.80	0.97%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,135	$1.32	0.25%
Hypothetical**	$1,000	$1,023	$1.25	0.25%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,198	$3.86	0.72%
Hypothetical**	$1,000	$1,021	$3.55	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value	% of Net Assets
Communications Services (2.6%)
10,689	Alphabet, Inc., Class Aa	$11,574,049	0.8%
40,624	Facebook, Inc.[a]	7,840,432	0.5%
59,128	Verizon Communications, Inc.	3,377,983	0.2%
	Other Securities^	15,881,306	1.1%

	Total	38,673,770

Consumer Discretionary (5.2%)
8,051	Amazon.com, Inc.[a]	15,245,615	1.0%
12,579	Netflix, Inc.[a]	4,620,518	0.3%
58,040	NIKE, Inc.	4,872,458	0.3%
	Other Securities^	51,067,931	3.6%

	Total	75,806,522

Consumer Staples (1.9%)
26,740	Casey’s General Stores, Inc.	4,171,173	0.3%
67,632	Turning Point Brands, Inc.	3,312,615	0.2%
	Other Securities^	20,647,919	1.4%

	Total	28,131,707

Energy (1.4%)
	Other Securities^	20,686,838	1.4%

	Total	20,686,838

Financials (7.1%)
202,642	Bank of America Corporation	5,876,618	0.4%
50,335	Citigroup, Inc.	3,524,960	0.2%
53,322	Intercontinental Exchange, Inc.	4,582,493	0.3%
	Other Securities^	90,050,160	6.2%

	Total	104,034,231

Health Care (7.1%)
38,140	Abbott Laboratories	3,207,574	0.2%
17,703	Edwards Lifesciences Corporation[a]	3,270,452	0.2%
6,564	Intuitive Surgical, Inc.[a]	3,443,146	0.2%
30,882	Johnson & Johnson	4,301,245	0.3%
30,038	LHC Group, Inc.[a]	3,591,944	0.2%
33,795	Medtronic plc	3,291,295	0.2%
11,220	Teleflex, Inc.	3,715,503	0.3%
15,350	Thermo Fisher Scientific, Inc.	4,507,988	0.3%
26,323	UnitedHealth Group, Inc.	6,423,075	0.4%
21,096	Veeva Systems, Inc.[a]	3,419,873	0.2%
139,392	Wright Medical Group NVa,b	4,156,669	0.3%
48,656	Zoetis, Inc.	5,521,969	0.4%
	Other Securities^	55,882,987	3.9%

	Total	104,733,720

Industrials (7.0%)
38,511	Honeywell International, Inc.	6,723,635	0.5%
8,896	Lockheed Martin Corporation	3,234,052	0.2%
17,263	Norfolk Southern Corporation	3,441,034	0.2%
24,787	United Technologies Corporation	3,227,267	0.2%
41,662	Waste Connections, Inc.	3,982,054	0.3%
	Other Securities^	82,728,586	5.6%

	Total	103,336,628

Information Technology (12.1%)
38,455	Amphenol Corporation	3,689,373	0.3%
54,438	Apple, Inc.	10,774,369	0.7%
14,358	Arista Networks, Inc.[a]	3,727,624	0.3%
175,728	Cisco Systems, Inc.	9,617,593	0.7%
85,375	Dolby Laboratories, Inc.	5,515,225	0.4%
29,698	MasterCard, Inc.	7,856,012	0.5%
138,823	Microsoft Corporation	18,596,729	1.3%
31,081	Monolithic Power Systems, Inc.	4,220,178	0.3%
44,143	PayPal Holdings, Inc.[a]	5,052,608	0.3%
23,139	Rogers Corporation[a]	3,993,329	0.3%
25,105	Salesforce.com, Inc.[a]	3,809,182	0.3%
28,478	Synopsys, Inc.[a]	3,664,834	0.3%
48,772	Visa, Inc.	8,464,381	0.6%
27,547	Xilinx, Inc.	3,248,342	0.2%
	Other Securities^	85,021,606	5.6%

	Total	177,251,385

Materials (1.1%)
	Other Securities^	16,480,749	1.1%

	Total	16,480,749

Real Estate (1.5%)
	Other Securities^	22,511,740	1.5%

	Total	22,511,740

Utilities (0.6%)
	Other Securities^	7,926,316	0.6%

	Total	7,926,316

	Total Common Stock (cost $542,184,226)	699,573,606

	Registered Investment Companies (36.9%)
Affiliated (35.7%)
6,531,466	Thrivent Core International Equity Fund	62,636,758	4.3%
5,119,867	Thrivent Core Low Volatility Equity Fund	60,107,244	4.1%
4,131,407	Thrivent Global Stock Portfolio	53,942,957	3.7%
2,035,396	Thrivent High Yield Portfolio	9,663,044	0.6%
516,094	Thrivent Income Portfolio	5,357,622	0.4%
13,468,075	Thrivent International Allocation Portfolio	130,069,277	8.8%
3,717,543	Thrivent Large Cap Value Portfolio	65,661,838	4.5%
994,693	Thrivent Limited Maturity Bond Portfolio	9,862,583	0.7%
4,394,573	Thrivent Mid Cap Stock Portfolio	79,646,368	5.4%
2,577,880	Thrivent Small Cap Stock
	Portfolio	47,124,425	3.2%

	Total	524,072,116

Unaffiliated (1.2%)
20,723	SPDR S&P 500 ETF Trust	6,071,839	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Registered Investment Companies (36.9%)	Value	% of Net Assets
Unaffiliated (1.2%) - continued
	Other Securities^	$11,757,111	0.8%

	Total	17,828,950

	Total Registered Investment Companies (cost $504,027,415)	541,901,066

Principal Amount	Long-Term Fixed Income (4.5%)
Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	133,771	<0.1%

	Total	133,771

Commercial Mortgage-Backed Securities (<0.1%)
	Other Securities^	638,135	<0.1%

	Total	638,135

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$8,575,000	3.500%, 7/1/2034[c]	8,850,552	0.6%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
7,375,000	3.500%, 7/1/2049[c]	7,537,480	0.5%
7,390,000	4.000%, 7/1/2049[c]	7,636,093	0.6%
3,175,000	3.000%, 7/1/2049[c]	3,200,635	0.2%
	Other Securities^	3,126,973	0.2%

	Total	30,351,733

U.S. Government & Agencies (2.4%)
	U.S. Treasury Bonds
5,000,000	2.875%, 5/15/2028	5,365,625	0.4%
3,623,000	2.250% - 5.250%, 11/15/2027 - 5/15/2046	3,685,831	0.3%
	U.S. Treasury Notes
15,030,000	2.500%, 2/28/2026	15,623,568	1.1%
10,095,000	1.000% - 2.625%, 10/15/2019 - 1/31/2026	10,207,314	0.6%

	Total	34,882,338

	Total Long-Term Fixed Income (cost $64,517,398)	66,005,977

Shares	Collateral Held for Securities Loaned (1.2%)
17,912,925	Thrivent Cash Management Trust	17,912,925	1.2%

	Total Collateral Held for Securities Loaned (cost $17,912,925)	17,912,925

Shares or Principal Amount	Short-Term Investments (13.1%)
	Federal Home Loan Bank Discount Notes
8,400,000	2.400%, 7/23/2019[d,e]	8,388,707	0.6%
11,100,000	2.200% - 2.393%, 7/5/2019 - 9/5/2019[d,e]	11,083,530	0.7%
	Thrivent Core Short-Term Reserve Fund
17,266,264	2.590%	172,662,638	11.8%

	Total Short-Term Investments (cost $192,130,485)	192,134,875

	Total Investments (cost $1,320,772,449) 103.3%	$1,517,528,449

	Other Assets and Liabilities, Net (3.3%)	(48,888,776)

	Total Net Assets 100.0%	$1,468,639,673

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$17,809,087

Total lending	$17,809,087
Gross amount payable upon return of collateral for securities loaned	$17,912,925

Net amounts due to counterparty	$103,838

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$242,168,313
Gross unrealized depreciation	(40,476,588)

Net unrealized appreciation (depreciation)	$201,691,725
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,567,866,436

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	38,673,770	38,006,381	667,389	—
Consumer Discretionary	75,806,522	74,669,450	1,137,072	—
Consumer Staples	28,131,707	27,080,254	1,051,453	—
Energy	20,686,838	20,294,918	391,920	—
Financials	104,034,231	102,368,907	1,665,324	—
Health Care	104,733,720	103,767,034	966,686	—
Industrials	103,336,628	101,790,621	1,546,007	—
Information Technology	177,251,385	176,196,656	1,054,729	—
Materials	16,480,749	15,397,196	1,083,552	1
Real Estate	22,511,740	22,045,670	466,070	—
Utilities	7,926,316	7,644,049	282,267	—
Registered Investment Companies
Affiliated	401,328,114	401,328,114	—	—
Unaffiliated	17,828,950	17,828,950	—	—
Long-Term Fixed Income
Collateralized Mortgage Obligations	133,771	—	133,771	—
Commercial Mortgage-Backed Securities	638,135	—	638,135	—
Mortgage-Backed Securities	30,351,733	—	30,351,733	—
U.S. Government & Agencies	34,882,338	—	34,882,338	—
Short-Term Investments	19,472,237	—	19,472,237	—

Subtotal Investments in Securities	$1,204,208,884	$1,108,418,200	$95,790,683	$1

Other Investments *	Total
Affiliated Registered Investment Companies	122,744,002
Affiliated Short-Term Investments	172,662,638
Collateral Held for Securities Loaned	17,912,925

Subtotal Other Investments	$313,319,565

Total Investments at Value	$1,517,528,449

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,843,583	7,843,583	—	—

Total Asset Derivatives	$7,843,583	$7,843,583	$—	$—

Liability Derivatives
Futures Contracts	4,614,708	4,614,708	—	—

Total Liability Derivatives	$4,614,708	$4,614,708	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $19,472,237 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	33	September 2019	$7,056,945	$43,985
CBOT 5-Yr. U.S. Treasury Note	45	September 2019	5,218,734	98,297
CBOT U.S. Long Bond	11	September 2019	1,653,817	57,714
CME E-mini S&P 500 Index	1,313	September 2019	191,080,931	2,205,799
CME Euro Foreign Exchange Currency	474	September 2019	67,571,409	249,104
CME Ultra Long Term U.S. Treasury Bond	20	September 2019	3,478,129	73,121
Eurex Euro STOXX 50 Index	2,284	September 2019	88,090,480	1,796,424
ICE US mini MSCI Emerging Markets Index	1,949	September 2019	99,334,691	3,319,139

Total Futures Long Contracts			$463,485,136	$7,843,583

CBOT 10-Yr. U.S. Treasury Note	(43)	September 2019	($5,428,065)	($74,592)
CME E-mini Russell 2000 Index	(869)	September 2019	(66,644,210)	(1,446,285)
CME E-mini S&P Mid-Cap 400 Index	(725)	September 2019	(138,315,755)	(3,059,245)
ICE mini MSCI EAFE Index	(12)	September 2019	(1,125,889)	(28,091)
Ultra 10-Yr. U.S. Treasury Note	(23)	September 2019	(3,170,380)	(6,495)

Total Futures Short Contracts			($214,684,299)	($4,614,708)

Total Futures Contracts			$248,800,837	$3,228,875

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$249,104
Total Foreign Exchange Contracts		249,104
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	7,321,362
Total Equity Contracts		7,321,362
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	273,117
Total Interest Rate Contracts		273,117

Total Asset Derivatives		$7,843,583

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	4,533,621
Total Equity Contracts		4,533,621
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	81,087
Total Interest Rate Contracts		81,087

Total Liability Derivatives		$4,614,708

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	9,671,833
Total Equity Contracts		9,671,833
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	361,116
Total Foreign Exchange Contracts		361,116
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	219,870
Total Interest Rate Contracts		219,870

Total		$10,252,819

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	249,104
Total Foreign Exchange Contracts		249,104
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	6,051,872
Total Equity Contracts		6,051,872
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	40,276
Total Interest Rate Contracts		40,276

Total		$6,341,252

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$389,873,022
Futures - Short	(234,730,356)
Interest Rate Contracts
Futures - Long	11,608,397
Futures - Short	(4,242,875)
Foreign Exchange Contracts
Futures - Long	22,396,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core International Equity	$55,844	$—	$—	$62,637	6,531	4.3%
Core Low Volatility Equity	49,967	3	—	60,107	5,120	4.1
Global Stock Fund	46,961	3,888	—	53,943	4,131	3.7
High Yield	8,766	262	—	9,663	2,035	0.6
Income	4,894	90	—	5,358	516	0.4
International Allocation	114,732	4,009	—	130,069	13,468	8.8
Large Cap Value	57,348	3,945	—	65,662	3,718	4.5
Limited Maturity Bond	9,546	127	—	9,863	995	0.7
Mid Cap Stock	67,778	7,740	—	79,646	4,395	5.4
Small Cap Stock	39,335	5,530	—	47,124	2,578	3.2

Total Affiliated Registered Investment Companies	455,171			524,072		35.7

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	161,996	123,267	112,600	172,663	17,266	11.8

Total Affiliated Short-Term Investments	161,996			172,663		11.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,815	64,850	56,752	17,913	17,913	1.2

Total Collateral Held for Securities Loaned	9,815			17,913		1.2

Total Value	$626,982			$714,648

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core International Equity	$—	$6,793	—	$—
Core Low Volatility Equity	—	10,137	3	—
Global Stock	—	3,094	3,122	766
High Yield	—	635	—	261
Income	—	374	—	89
International Allocation	—	11,328	1,064	2,945
Large Cap Value	—	4,369	2,943	1,002
Limited Maturity Bond	—	190	—	126
Mid Cap Stock	—	4,128	7,253	487
Small Cap Stock	—	2,259	5,348	182
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	2,275

Total Income from Affiliated Investments				$8,133

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	23

Total Affiliated Income from Securities Loaned, Net				$23

Total Value	$—	$43,307	$19,733

The accompanying Notes to Financial Statements are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (95.9%)	Value
Communications Services (7.0%)
1,140	Alphabet, Inc., Class Aa	$1,234,392
1,290	Alphabet, Inc., Class Ca	1,394,374
12,490	Facebook, Inc.[a]	2,410,570
16,170	Twitter, Inc.[a]	564,333
13,820	Walt Disney Company	1,929,825
14,690	Zayo Group Holdings, Inc.[a]	483,448

	Total	8,016,942

Consumer Discretionary (12.1%)
1,420	Amazon.com, Inc.[a]	2,688,955
48,120	American Axle & Manufacturing Holdings, Inc.[a]	614,011
890	Booking Holdings, Inc.[a]	1,668,492
4,790	Burlington Stores, Inc.[a]	815,018
10,720	Canada Goose Holdings, Inc.[a]	415,186
6,630	Dollar Tree, Inc.[a]	711,996
21,090	Las Vegas Sands Corporation	1,246,208
3,150	Netflix, Inc.[a]	1,157,058
13,490	NIKE, Inc.	1,132,485
10,980	Planet Fitness, Inc.[a]	795,391
18,690	Red Rock Resorts, Inc.	401,461
20,150	Starbucks Corporation	1,689,175
15,910	Toll Brothers, Inc.	582,624

	Total	13,918,060

Consumer Staples (5.6%)
3,980	Casey’s General Stores, Inc.	620,840
4,540	Costco Wholesale Corporation	1,199,740
23,920	Cott Corporation	319,332
9,320	Molson Coors Brewing Company	521,920
20,270	Monster Beverage Corporation[a]	1,293,834
19,020	Philip Morris International, Inc.	1,493,641
20,500	Turning Point Brands, Inc.	1,004,090

	Total	6,453,397

Energy (4.3%)
11,910	Chevron Corporation	1,482,080
6,760	Diamondback Energy, Inc.	736,637
15,400	Euronav NV	145,376
23,590	Marathon Petroleum Corporation	1,318,209
5,680	Pioneer Natural Resources Company	873,925
30,390	WPX Energy, Inc.[a]	349,789

	Total	4,906,016

Financials (13.2%)
16,210	Aflac, Inc.	888,470
7,090	American Express Company	875,190
16,300	Arch Capital Group, Ltd.[a]	604,404
17,900	Assured Guaranty, Ltd.	753,232
61,450	Bank of America Corporation	1,782,050
5,310	Cboe Global Markets, Inc.	550,275
12,640	Charles Schwab Corporation	508,002
17,400	Citigroup, Inc.	1,218,522
13,770	E*TRADE Financial Corporation	614,142
16,080	Essent Group, Ltd.[a]	755,599
14,800	Hartford Financial Services Group, Inc.	824,656
10,170	IBERIABANK Corporation	771,394
14,420	Intercontinental Exchange, Inc.	1,239,255
450	Markel Corporation[a]	490,320
6,390	S&P Global, Inc.	1,455,578
22,180	Santander Consumer USA Holdings Inc.	531,433
2,410	SVB Financial Group[a]	541,262
16,840	Zions Bancorporations NA	774,303

	Total	15,178,087

Health Care (12.3%)
15,700	Abbott Laboratories	1,320,370
4,710	Becton, Dickinson and Company	1,186,967
11,930	BioMarin Pharmaceutical, Inc.[a]	1,021,805
19,530	Gilead Sciences, Inc.	1,319,447
18,740	GlaxoSmithKline plc ADR	749,975
33,170	Horizon Therapeutics plc[a]	798,070
5,790	Jazz Pharmaceuticals, Inc.[a]	825,422
17,680	Medtronic plc	1,721,855
2,380	Teleflex, Inc.	788,137
8,020	UnitedHealth Group, Inc.	1,956,960
6,460	Vertex Pharmaceuticals, Inc.[a]	1,184,635
2,220	Waters Corporation[a]	477,833
26,990	Wright Medical Group NVa	804,842

	Total	14,156,318

Industrials (11.3%)
20,450	Altra Industrial Motion Corporation	733,746
20,720	Arcosa, Inc.	779,693
6,210	Brink’s Company	504,128
13,870	BWX Technologies, Inc.	722,627
8,510	Honeywell International, Inc.	1,485,761
3,100	Huntington Ingalls Industries, Inc.	696,694
28,310	Johnson Controls International plc	1,169,486
7,720	Norfolk Southern Corporation	1,538,828
9,650	Parker Hannifin Corporation	1,640,596
19,190	Ritchie Brothers Auctioneers, Inc.	637,492
11,180	United Technologies Corporation	1,455,636
7,060	Waste Connections, Inc.	674,795
10,750	Xylem, Inc.	899,130

	Total	12,938,612

Information Technology (19.8%)
8,820	Akamai Technologies, Inc.[a]	706,835
3,270	ANSYS, Inc.[a]	669,761
9,100	Apple, Inc.	1,801,072
5,320	Autodesk, Inc.[a]	866,628
9,620	Blackline, Inc.[a]	514,766
12,400	Ciena Corporation[a]	510,012
33,580	Cisco Systems, Inc.	1,837,833
8,890	Dolby Laboratories, Inc.	574,294
3,220	F5 Networks, Inc.[a]	468,929
12,490	Five9, Inc.[a]	640,612
28,860	Juniper Networks, Inc.	768,542
41,370	Lattice Semiconductor Corporation[a]	603,588
5,290	MasterCard, Inc.	1,399,364
23,610	Microsoft Corporation	3,162,796
6,970	New Relic, Inc.[a]	602,975
220,910	Nokia Oyj ADR	1,106,759
15,400	PayPal Holdings, Inc.[a]	1,762,684
7,380	Salesforce.com, Inc.[a]	1,119,767
10,150	Visa, Inc.	1,761,533
12,420	Xilinx, Inc.	1,464,566
27,160	Zuora, Inc.[a]	416,091

	Total	22,759,407

Materials (4.6%)
4,240	Balchem Corporation	423,873
5,210	Ball Corporation	364,648
24,110	CF Industries Holdings, Inc.	1,126,178
5,410	Chemours Company	129,840

The accompanying Notes to Financial Statements are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (95.9%)	Value
Materials (4.6%) - continued
15,490	Eastman Chemical Company	$1,205,587
3,370	FMC Corporation	279,541
22,070	Louisiana-Pacific Corporation	578,675
8,390	Neenah, Inc.	566,745
28,230	Owens-Illinois, Inc.	487,532
1,760	United States Lime & Minerals, Inc.	140,800

	Total	5,303,419

Real Estate (4.0%)
4,430	Alexandria Real Estate Equities, Inc.	625,029
1,530	AvalonBay Communities, Inc.	310,865
5,900	Camden Property Trust	615,901
10,615	Cousins Properties, Inc.	383,945
2,360	Crown Castle International Corporation	307,626
19,750	Duke Realty Corporation	624,297
730	Equinix, Inc.	368,132
21,090	Physicians Realty Trust	367,810
4,390	Prologis, Inc.	351,639
8,630	QTS Realty Trust, Inc.	398,533
1,530	Simon Property Group, Inc.	244,433

	Total	4,598,210

Utilities (1.7%)
8,230	NorthWestern Corporation	593,794
11,460	PNM Resources, Inc.	583,429
33,000	Vistra Energy Corporation	747,120

	Total	1,924,343

	Total Common Stock (cost $104,329,644)	110,152,811

	Registered Investment Companies (1.8%)
Unaffiliated (1.8%)
7,740	SPDR S&P Homebuilders ETF	322,603
28,930	Utilities Select Sector SPDR Fund	1,725,096

	Total	2,047,699

	Total Registered Investment Companies (cost $2,000,618)	2,047,699

	Short-Term Investments (1.4%)
	Thrivent Core Short-Term Reserve Fund
160,693	2.590%	1,606,935

	Total Short-Term Investments (cost $1,606,935)	1,606,935

	Total Investments (cost $107,937,197) 99.1%	$113,807,445

	Other Assets and Liabilities, Net 0.9%	1,056,365

	Total Net Assets 100.0%	$114,863,810

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,826,435
Gross unrealized depreciation	(2,952,623)

Net unrealized appreciation (depreciation)	$5,873,812
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$107,933,633

The accompanying Notes to Financial Statements are an integral part of this schedule.

ALL CAP PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	8,016,942	8,016,942	—	—
Consumer Discretionary	13,918,060	13,918,060	—	—
Consumer Staples	6,453,397	6,453,397	—	—
Energy	4,906,016	4,906,016	—	—
Financials	15,178,087	15,178,087	—	—
Health Care	14,156,318	14,156,318	—	—
Industrials	12,938,612	12,938,612	—	—
Information Technology	22,759,407	22,759,407	—	—
Materials	5,303,419	5,303,419	—	—
Real Estate	4,598,210	4,598,210	—	—
Utilities	1,924,343	1,924,343	—	—
Registered Investment Companies
Unaffiliated	2,047,699	2,047,699	—	—

Subtotal Investments in Securities	$112,200,510	$112,200,510	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	1,606,935

Subtotal Other Investments	$1,606,935

Total Investments at Value	$113,807,445

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$1,495	$6,851	$6,739	$1,607	161	1.4%

Total Affiliated Short-Term Investments	1,495			1,607		1.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,355	5,572	6,927	—	—	—

Total Collateral Held for Securities Loaned	1,355			—		—

Total Value	$2,850			$1,607

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$19

Total Income from Affiliated Investments				$19

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (15.5%)	Value	% of Net Assets
Basic Materials (0.5%)
	Other Securities^	$2,046,070	0.5%

	Total	2,046,070

Capital Goods (1.1%)
	Other Securities^	4,514,152	1.1%

	Total	4,514,152

Communications Services (3.5%)
	Sprint Communications, Inc., Term Loan
$1,417,375	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[a,b]	1,394,343	0.3%
	Other Securities^	13,268,718	3.2%

	Total	14,663,061

Consumer Cyclical (2.1%)
	Scientific Games International, Inc., Term Loan
1,828,741	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[a,b]	1,799,535	0.4%
	Other Securities^	7,286,912	1.7%

	Total	9,086,447

Consumer Non-Cyclical (3.3%)
	Air Medical Group Holdings, Inc., Term Loan
1,777,925	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[a,b]	1,671,570	0.4%
	Albertson’s, LLC, Term Loan
1,243,750	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[a,b]	1,236,673	0.3%
	Endo International plc, Term Loan
1,435,005	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[a,b]	1,344,126	0.3%
	Ortho-Clinical Diagnostics SA, Term Loan
1,262,625	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[a,b]	1,212,650	0.3%
	Other Securities^	8,296,270	2.0%

	Total	13,761,289

Energy (1.1%)
	Radiate Holdco, LLC, Term Loan
1,556,121	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[a,b]	1,518,276	0.4%
	Other Securities^	3,163,316	0.7%

	Total	4,681,592

Financials (2.2%)
	Level 3 Parent, LLC, Term Loan
1,275,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[a,b]	1,264,162	0.3%
	Sable International Finance, Ltd., Term Loan
1,491,307	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[a,b]	1,493,171	0.4%
	Tronox Finance, LLC, Term Loan
1,310,535	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[a,b]	1,296,263	0.3%
	Other Securities^	5,422,278	1.2%

	Total	9,475,874

Technology (1.0%)
	First Data Corporation, Term Loan
1,620,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[a,b]	1,617,991	0.4%
	Rackspace Hosting, Inc., Term Loan
1,504,694	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[a,b]	1,386,576	0.3%
	Other Securities^	1,322,333	0.3%

	Total	4,326,900

Utilities (0.7%)
	Arctic LNG Carriers, Ltd., Term Loan
1,225,000	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[a,b,c]	1,200,500	0.3%
	Other Securities^	1,759,939	0.4%

	Total	2,960,439

	Total Bank Loans (cost $66,744,978)	65,515,824

Shares	Common Stock (47.0%)

Communications Services (2.8%)
1,727	Alphabet, Inc., Class Ad	1,869,996	0.4%
26,920	Verizon Communications, Inc.	1,537,940	0.4%
	Other Securities^	8,296,315	2.0%

	Total	11,704,251

Consumer Discretionary (4.0%)
1,274	Amazon.com, Inc.[d]	2,412,485	0.6%
	Other Securities^	14,542,942	3.4%

	Total	16,955,427

Consumer Staples (2.8%)
58,000	Japan Tobacco, Inc.	1,278,533	0.3%
20,891	Unilever plc	1,296,819	0.3%
11,831	Wal-Mart Stores, Inc.	1,307,207	0.3%
	Other Securities^	8,102,458	1.9%

	Total	11,985,017

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value	% of Net Assets
Energy (2.0%)
10,920	Chevron Corporation	$1,358,885	0.3%
	Other Securities^	7,227,224	1.7%

	Total	8,586,109

Financials (8.0%)
73,985	Bank of America Corporation	2,145,565	0.5%
23,441	Citigroup, Inc.	1,641,573	0.4%
27,615	Zions Bancorporations NA	1,269,738	0.3%
	Other Securities^	28,963,079	6.8%

	Total	34,019,955

Health Care (6.5%)
19,614	Gilead Sciences, Inc.	1,325,122	0.3%
15,950	Johnson & Johnson	2,221,516	0.5%
17,338	Medtronic plc	1,688,548	0.4%
17,180	Merck & Company, Inc.	1,440,543	0.3%
16,409	Novartis AG	1,498,007	0.4%
30,505	Novo Nordisk AS	1,558,110	0.4%
28,220	Pfizer, Inc.	1,222,490	0.3%
4,857	Roche Holding AG	1,365,729	0.3%
4,259	Thermo Fisher Scientific, Inc.	1,250,783	0.3%
8,126	UnitedHealth Group, Inc.	1,982,825	0.5%
	Other Securities^	11,857,457	2.8%

	Total	27,411,130

Industrials (7.0%)
12,236	Honeywell International, Inc.	2,136,283	0.5%
12,404	United Technologies Corporation	1,615,001	0.4%
	Other Securities^	25,636,963	6.1%

	Total	29,388,247

Information Technology (9.3%)
13,950	Apple, Inc.	2,760,984	0.7%
16,220	CGI, Inc.[d]	1,247,016	0.3%
73,015	Cisco Systems, Inc.	3,996,111	0.9%
5,817	MasterCard, Inc.	1,538,771	0.4%
33,477	Microsoft Corporation	4,484,579	1.1%
29,505	Oracle Corporation	1,680,900	0.4%
11,632	Texas Instruments, Inc.	1,334,888	0.3%
	Other Securities^	22,248,294	5.2%

	Total	39,291,543

Materials (2.1%)
	Other Securities^	8,948,754	2.1%

	Total	8,948,754

Real Estate (1.5%)
	Other Securities^	6,404,999	1.5%

	Total	6,404,999

Utilities (1.0%)
	Other Securities^	4,321,609	1.0%

	Total	4,321,609

	Total Common Stock (cost $180,096,015)	199,017,041

Principal Amount	Long-Term Fixed Income (25.5%)
Asset-Backed Securities (2.2%)
	Other Securities^	9,271,126	2.2%

	Total	9,271,126

Basic Materials (0.5%)
	Other Securities^	2,126,015	0.5%

	Total	2,126,015

Capital Goods (1.1%)
	Other Securities^	4,664,315	1.1%

	Total	4,664,315

Collateralized Mortgage Obligations (3.9%)
	Antler Mortgage Trust
1,225,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[e]	1,232,754	0.3%
	Other Securities^	15,315,272	3.6%

	Total	16,548,026

Communications Services (2.0%)
	Other Securities^	8,462,440	2.0%

	Total	8,462,440

Consumer Cyclical (1.3%)
	Other Securities^	5,289,734	1.3%

	Total	5,289,734

Consumer Non-Cyclical (1.4%)
	Other Securities^	5,937,573	1.4%

	Total	5,937,573

Energy (1.4%)
	Other Securities^	5,965,086	1.4%

	Total	5,965,086

Financials (3.7%)
	Other Securities^	15,777,024	3.7%

	Total	15,777,024

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value	% of Net Assets
Mortgage-Backed Securities (5.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$6,900,000	3.500%, 7/1/2034[f]	$7,121,727	1.7%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,375,000	3.000%, 7/1/2049[f]	2,394,176	0.6%
5,975,000	3.500%, 7/1/2049[f]	6,106,637	1.5%
3,035,000	4.000%, 7/1/2049[f]	3,136,068	0.8%
	Government National Mortgage Association 30-Yr. Pass Through
680	9.000%, 12/15/2026	773	<0.1%
	Government National Mortgage Association Conventional 30-Yr. Pass Through
3,900,000	4.500%, 7/1/2049[f]	4,065,064	1.0%
	Other Securities^	1,685,721	0.2%

	Total	24,510,166

Technology (1.3%)
	Microsoft Corporation
88,000	2.400%, 2/6/2022	88,965	<0.1%
	Other Securities^	5,303,315	1.3%

	Total	5,392,280

Transportation (0.3%)
	Other Securities^	1,194,760	0.3%

	Total	1,194,760

Utilities (0.6%)
	Other Securities^	2,593,870	0.6%

	Total	2,593,870

	Total Long-Term Fixed Income (cost $106,387,023)	107,732,415

Shares	Registered Investment Companies (8.2%)
Affiliated (6.9%)
2,945,059	Thrivent Core Emerging Markets Debt Fund	28,920,482	6.9%

	Total	28,920,482

Unaffiliated (1.3%)
16,544	Vanguard Real Estate ETF	1,445,946	0.4%
	Other Securities^	3,996,613	0.9%

	Total	5,442,559

	Total Registered Investment Companies (cost $33,916,432)	34,363,041

	Preferred Stock (1.0%)
Consumer Staples (0.1%)
	Other Securities^	336,000	0.1%

	Total	336,000

Energy (0.2%)

	Other Securities^	800,214	0.2%

	Total	800,214

Financials (0.5%)
	Other Securities^	2,132,980	0.5%

	Total	2,132,980

Health Care (0.1%)
	Other Securities^	483,384	0.1%

	Total	483,384

Industrials (0.1%)
	Other Securities^	336,171	0.1%

	Total	336,171

Real Estate (<0.1%)
	Other Securities^	216,431	<0.1%

	Total	216,431

Utilities (<0.1%)
	Other Securities^	99,832	<0.1%

	Total	99,832

	Total Preferred Stock (cost $4,254,397)	4,405,012

	Collateral Held for Securities Loaned (0.7%)
3,047,562	Thrivent Cash Management Trust	3,047,562	0.7%

	Total Collateral Held for Securities Loaned (cost $3,047,562)	3,047,562

Shares or Principal Amount	Short-Term Investments (8.6%)
	Federal Home Loan Bank Discount Notes
1,400,000	2.410%, 7/16/2019[g,h]	1,398,716	0.3%
	Thrivent Core Short-Term Reserve Fund
3,302,075	2.590%	33,020,744	7.8%
	Other Securities^	1,897,814	0.5%

	Total Short-Term Investments (cost $36,316,622)	36,317,274

	Total Investments (cost $430,763,029) 106.5%	$450,398,169

	Other Assets and Liabilities, Net (6.5%)	(27,373,498)

	Total Net Assets 100.0%	$423,024,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $38,760,405 or 9.2% of total net assets.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Balanced Income Plus Portfolio held restricted securities as of June 28, 2019. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 28, 2019, the value of these investments was $262,900 or 0.1% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$2,215,354
Long-Term Fixed Income	743,801

Total lending	$2,959,155
Gross amount payable upon return of collateral for securities loaned	$3,047,562

Net amounts due to counterparty	$88,407

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,902,710
Gross unrealized depreciation	(11,153,590)

Net unrealized appreciation (depreciation)	$19,749,120
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$467,842,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,046,070	—	1,417,727	628,343
Capital Goods	4,514,152	—	4,082,409	431,743
Communications Services	14,663,061	—	13,551,577	1,111,484
Consumer Cyclical	9,086,447	—	7,826,310	1,260,137
Consumer Non-Cyclical	13,761,289	—	13,761,289	—
Energy	4,681,592	—	4,296,482	385,110
Financials	9,475,874	—	9,475,874	—
Technology	4,326,900	—	4,326,900	—
Utilities	2,960,439	—	1,115,017	1,845,422
Common Stock
Communications Services	11,704,251	8,241,315	3,462,936	—
Consumer Discretionary	16,955,427	11,039,842	5,915,585	—
Consumer Staples	11,985,017	6,507,611	5,477,406	—
Energy	8,586,109	6,554,391	2,031,718	—
Financials	34,019,955	25,363,522	8,656,433	—
Health Care	27,411,130	22,369,411	5,041,719	—
Industrials	29,388,247	21,373,936	8,014,311	—
Information Technology	39,291,543	33,786,876	5,504,667	—
Materials	8,948,754	3,361,277	5,587,477	—
Real Estate	6,404,999	3,950,661	2,454,338	—
Utilities	4,321,609	2,851,403	1,470,206	—
Long-Term Fixed Income
Asset-Backed Securities	9,271,126	—	9,271,126	—
Basic Materials	2,126,015	—	2,126,015	—
Capital Goods	4,664,315	—	4,664,315	—
Collateralized Mortgage Obligations	16,548,026	—	16,548,026	—
Communications Services	8,462,440	—	8,462,440	—
Consumer Cyclical	5,289,734	—	5,289,734	—
Consumer Non-Cyclical	5,937,573	—	5,937,573	—
Energy	5,965,086	—	5,965,086	—
Financials	15,777,024	—	14,862,323	914,701
Mortgage-Backed Securities	24,510,166	—	24,510,166	—
Technology	5,392,280	—	5,392,280	—
Transportation	1,194,760	—	1,194,760	—
Utilities	2,593,870	—	2,593,870	—
Registered Investment Companies
Unaffiliated	5,442,559	5,442,559	—	—
Preferred Stock
Consumer Staples	336,000	336,000	—	—
Energy	800,214	374,673	425,541	—
Financials	2,132,980	1,262,288	870,692	—
Health Care	483,384	—	483,384	—
Industrials	336,171	336,171	—	—
Real Estate	216,431	216,431	—	—
Utilities	99,832	99,832	—	—
Short-Term Investments	3,296,530	—	3,296,530	—

Subtotal Investments in Securities	$385,409,381	$153,468,199	$225,364,242	$6,576,940

Other Investments *	Total
Affiliated Registered Investment Companies	28,920,482
Affiliated Short-Term Investments	33,020,744
Collateral Held for Securities Loaned	3,047,562

Subtotal Other Investments	$64,988,788

Total Investments at Value	$450,398,169

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,132,887	1,132,887	—	—

Total Asset Derivatives	$1,132,887	$1,132,887	$—	$—

Liability Derivatives
Futures Contracts	467,362	467,362	—	—

Total Liability Derivatives	$467,362	$467,362	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $3,296,530 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	61	September 2019	$7,590,377	$215,717
CBOT 2-Yr. U.S. Treasury Note	16	September 2019	3,421,549	21,326
CBOT 5-Yr. U.S. Treasury Note	41	September 2019	4,754,847	89,560
CME E-mini Russell 2000 Index	30	September 2019	2,287,865	62,785
CME Euro Foreign Exchange Currency	92	September 2019	13,115,128	48,347
CME Ultra Long Term U.S. Treasury Bond	10	September 2019	1,686,986	88,639
Eurex Euro STOXX 50 Index	441	September 2019	17,009,070	346,501
ICE US mini MSCI Emerging Markets Index	153	September 2019	7,798,498	260,012

Total Futures Long Contracts			$57,664,320	$1,132,887

CBOT U.S. Long Bond	(2)	September 2019	($304,493)	($6,694)
CME E-mini S&P 500 Index	(46)	September 2019	(6,666,221)	(105,439)
ICE mini MSCI EAFE Index	(151)	September 2019	(14,165,687)	(355,229)

Total Futures Short Contracts			($21,136,401)	($467,362)

Total Futures Contracts			$36,527,919	$665,525

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$48,347
Total Foreign Exchange Contracts		48,347
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	415,242
Total Interest Rate Contracts		415,242
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	669,298
Total Equity Contracts		669,298

Total Asset Derivatives		$1,132,887

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	460,668
Total Equity Contracts		460,668
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	6,694
Total Interest Rate Contracts		6,694

Total Liability Derivatives		$467,362

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	305,338
Total Equity Contracts		305,338
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	70,092
Total Foreign Exchange Contracts		70,092
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	609,397
Total Interest Rate Contracts		609,397

Total		$984,827

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	48,347
Total Foreign Exchange Contracts		48,347
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	237,733
Total Equity Contracts		237,733
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	20,300
Total Interest Rate Contracts		20,300

Total		$306,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Balanced Income Plus Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$16,824,050
Futures - Short	(10,723,544)
Interest Rate Contracts
Futures - Long	15,239,428
Futures - Short	(872,845)
Foreign Exchange Contracts
Futures - Long	4,347,032

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$26,264	$621	$—	$28,920	2,945	6.9%

Total Affiliated Registered Investment Companies	26,264			28,920		6.9

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	39,017	60,940	66,936	33,021	3,302	7.8

Total Affiliated Short-Term Investments	39,017			33,021		7.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,132	28,423	28,507	3,048	3,048	0.7

Total Collateral Held for Securities Loaned	3,132			3,048		0.7

Total Value	$68,413			$64,989

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$2,036	—	$621
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	466

Total Income from Affiliated Investments				$1,087

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	18

Total Affiliated Income from Securities Loaned, Net				$18

Total Value	$—	$2,036	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.2%)	Value	% of Net Assets
Basic Materials (0.5%)
	Other Securities^	$3,848,959	0.5%

	Total	3,848,959

Capital Goods (0.8%)
	Other Securities^	6,489,909	0.8%

	Total	6,489,909

Communications Services (2.9%)
	Sprint Communications, Inc., Term Loan
$1,779,050	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[a,b]	1,750,140	0.2%
	Other Securities^	20,306,517	2.7%

	Total	22,056,657

Consumer Cyclical (1.7%)
	Scientific Games International, Inc., Term Loan
2,540,636	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[a,b]	2,500,062	0.3%
	Other Securities^	10,501,703	1.4%

	Total	13,001,765

Consumer Non-Cyclical (2.4%)
	Air Medical Group Holdings, Inc., Term Loan
2,206,400	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[a,b]	2,074,413	0.3%
	Endo International plc, Term Loan
1,992,798	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[a,b]	1,866,595	0.3%
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,930,892	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[a],[b]	1,837,978	0.2%
	Other Securities^	12,343,044	1.6%

	Total	18,122,030

Energy (1.0%)
	Radiate Holdco, LLC, Term Loan
2,087,960	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[a],[b]	2,037,180	0.3%
	Other Securities^	5,541,616	0.7%

	Total	7,578,796

Financials (1.7%)
	Sable International Finance, Ltd., Term Loan
2,051,093	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[a],[b]	2,053,657	0.3%
	Tronox Finance, LLC, Term Loan
1,840,155	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[a],[b]	1,820,116	0.2%
	Other Securities^	9,056,434	1.2%

	Total	12,930,207

Technology (0.7%)
	First Data Corporation, Term Loan
2,150,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[a],[b]	2,147,334	0.3%
	Rackspace Hosting, Inc., Term Loan
2,090,546	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[a],[b]	1,926,439	0.2%
	Other Securities^	1,231,446	0.2%

	Total	5,305,219

Utilities (0.5%)
	Other Securities^	3,848,565	0.5%

	Total	3,848,565

	Total Bank Loans (cost $94,890,922)	93,182,107

	Long-Term Fixed Income (48.7%)
Asset-Backed Securities (4.7%)
	Cent CLO, LP
2,550,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,c	2,550,252	0.3%
	OZLM Funding II, Ltd.
2,435,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,c	2,419,767	0.3%
	OZLM IX, Ltd.
1,875,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,c	1,865,198	0.2%
	Park Avenue Institutional Advisers CLO, Ltd.
2,400,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,c	2,362,927	0.3%
	Sound Point CLO XXI, Ltd.
2,400,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,c	2,361,912	0.3%
	Spirit Master Funding, LLC
1,883,853	4.360%, 12/20/2047, Ser. 2017-1A, Class Ac	1,954,449	0.3%
	Vericrest Opportunity Loan Transferee
1,800,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bc,d	1,823,631	0.2%
	Other Securities^	20,316,080	2.8%

	Total	35,654,216

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value	% of Net Assets
Basic Materials (1.1%)
	Other Securities^	$8,206,253	1.1%

	Total	8,206,253

Capital Goods (2.2%)
	Other Securities^	16,688,904	2.2%

	Total	16,688,904

Collateralized Mortgage Obligations (8.2%)
	Antler Mortgage Trust
$3,600,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[c]	3,622,788	0.5%
	Bellemeade Re 2018-1, Ltd.
2,400,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,c	2,408,668	0.3%
	Cascade Funding Mortgage Trust
1,671,074	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,c	1,706,063	0.2%
	Government National Mortgage Association
1,176,931	4.000%, 1/16/2027, Ser. 2012-3, Class IOe	96,703	<0.1%
	Oaktown Re II, Ltd.
2,000,000	3.954%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,c]	1,998,538	0.3%
	Preston Ridge Partners Mortgage Trust, LLC
1,719,953	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[c,d]	1,744,795	0.2%
	Radnor RE, Ltd.
1,700,000	5.104%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,c]	1,704,248	0.2%
	Toorak Mortgage Corporation, Ltd.
1,750,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[c,d]	1,765,309	0.2%
	Other Securities^	47,258,301	6.3%

	Total	62,305,413

Communications Services (3.4%)
	DISH Network Corporation, Convertible
1,872,000	3.375%, 8/15/2026	1,819,929	0.3%
	Sprint Corporation
1,710,000	7.625%, 2/15/2025	1,819,012	0.3%
	Other Securities^	22,678,570	2.8%

	Total	26,317,511

Consumer Cyclical (2.8%)
	Other Securities^	21,090,731	2.8%

	Total	21,090,731

Consumer Non-Cyclical (2.7%)
	VRX Escrow Corporation
1,800,000	6.125%, 4/15/2025[c]	1,836,000	0.3%
	Other Securities^	18,578,293	2.4%

	Total	20,414,293

Energy (2.8%)
	Other Securities^	21,567,206	2.8%

	Total	21,567,206

Financials (7.1%)
	GS Finance Corporation, Convertible
1,975,000	0.500%, 6/23/2025[f]	2,027,535	0.3%
	Other Securities^	52,254,583	6.8%

	Total	54,282,118

Mortgage-Backed Securities (10.4%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
18,800,000	3.500%, 7/1/2034[g]	19,404,125	2.6%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,950,000	3.000%, 7/1/2049[g]	11,038,410	1.5%
14,750,000	3.500%, 7/1/2049[g]	15,074,961	2.0%
9,175,000	4.000%, 7/1/2049[g]	9,480,535	1.2%
	Government National Mortgage Association Conventional 30-Yr. Pass Through
18,000,000	4.500%, 7/1/2049[g]	18,761,836	2.5%
	Other Securities^	5,713,420	0.6%

	Total	79,473,287

Technology (1.9%)
	Other Securities^	14,211,269	1.9%

	Total	14,211,269

Transportation (0.4%)
	Other Securities^	3,457,895	0.4%

	Total	3,457,895

Utilities (1.0%)
	Other Securities^	7,758,204	1.0%

	Total	7,758,204

	Total Long-Term Fixed Income (cost $366,416,343)	371,427,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.5%)	Value	% of Net Assets
Communications Services (1.5%)
	Other Securities^	$11,153,105	1.5%

	Total	11,153,105

Consumer Discretionary (2.1%)
1,056	Amazon.com, Inc.[h]	1,999,673	0.3%
	Other Securities^	13,935,308	1.8%

	Total	15,934,981

Consumer Staples (1.5%)
	Other Securities^	11,603,359	1.5%

	Total	11,603,359

Energy (1.6%)
	Other Securities^	12,530,000	1.6%

	Total	12,530,000

Financials (5.0%)
150,924	Ares Capital Corporation	2,707,577	0.4%
77,979	Bank of America Corporation	2,261,391	0.3%
24,693	Citigroup, Inc.	1,729,251	0.2%
140,546	Golub Capital BDC, Inc.	2,501,719	0.3%
	Other Securities^	28,801,645	3.8%

	Total	38,001,583

Health Care (3.6%)
15,997	Johnson & Johnson	2,228,062	0.3%
17,489	Medtronic plc	1,703,254	0.2%
7,681	UnitedHealth Group, Inc.	1,874,241	0.3%
	Other Securities^	21,649,623	2.8%

	Total	27,455,180

Industrials (3.7%)
11,767	Honeywell International, Inc.	2,054,401	0.3%
	Other Securities^	26,240,072	3.4%

	Total	28,294,473

Information Technology (5.1%)
12,798	Apple, Inc.	2,532,980	0.3%
73,420	Cisco Systems, Inc.	4,018,277	0.5%
31,292	Microsoft Corporation	4,191,876	0.6%
	Other Securities^	27,870,771	3.7%

	Total	38,613,904

Materials (1.1%)
	Other Securities^	8,536,160	1.1%

	Total	8,536,160

Real Estate (0.8%)
	Other Securities^	6,174,390	0.8%

	Total	6,174,390

Utilities (0.5%)
	Other Securities^	4,149,195	0.5%

	Total	4,149,195

	Total Common Stock (cost $184,096,978)	202,446,330

	Registered Investment Companies (6.3%)
Affiliated (5.1%)
3,996,521	Thrivent Core Emerging Markets Debt Fund	39,245,833	5.1%

	Total	39,245,833

Unaffiliated (1.2%)
25,000	Vanguard High Dividend Yield ETF	2,184,500	0.3%
37,375	Vanguard Short-Term Corporate Bond ETF	3,015,415	0.4%
	Other Securities^	3,595,915	0.5%

	Total	8,795,830

	Total Registered Investment Companies (cost $46,434,974)	48,041,663

	Preferred Stock (1.7%)
Consumer Staples (0.2%)
	Other Securities^	1,490,580	0.2%

	Total	1,490,580

Energy (0.4%)
195,459	Crestwood Equity Partners, LP, 9.250%[i]	1,819,723	0.2%
	Other Securities^	1,225,751	0.2%

	Total	3,045,474

Financials (0.8%)
1,357	Wells Fargo & Company, Convertible, 7.500%[i]	1,851,219	0.2%
	Other Securities^	4,512,027	0.6%

	Total	6,363,246

Health Care (0.1%)
	Other Securities^	639,385	0.1%

	Total	639,385

Industrials (0.1%)
	Other Securities^	474,534	0.1%

	Total	474,534

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Preferred Stock (1.7%)	Value	% of Net Assets
Real Estate (0.1%)
	Other Securities^	$852,325	0.1%

	Total	852,325

Utilities (<0.1%)
	Other Securities^	29,879	<0.1%

	Total	29,879

	Total Preferred Stock (cost $12,560,370)	12,895,423

	Collateral Held for Securities Loaned (0.5%)
3,637,795	Thrivent Cash Management Trust	3,637,795	0.5%

	Total Collateral Held for Securities Loaned (cost $3,637,795)	3,637,795

Shares or
Principal Amount	Short-Term Investments (14.3%)
	Federal Home Loan Bank Discount Notes
2,600,000	2.400%, 7/23/2019[j,k]	2,596,505	0.4%
	Thrivent Core Short-Term Reserve Fund
10,307,120	2.590%	103,071,201	13.5%
	Other Securities^	3,392,980	0.4%

	Total Short-Term Investments (cost $109,059,371)	109,060,686

	Total Investments (cost $817,096,753) 110.2%	$840,691,304

	Other Assets and Liabilities, Net (10.2%)	(77,893,515)

	Total Net Assets 100.0%	$762,797,789

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $144,261,319 or 18.9% of total net assets.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
e

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

f	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Non-income producing security.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$1,730,989
Long-Term Fixed Income	1,787,848

Total lending	$3,518,837
Gross amount payable upon return of collateral for securities loaned	$3,637,795

Net amounts due to counterparty	$118,958

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,399,688
Gross unrealized depreciation	(14,250,699)

Net unrealized appreciation (depreciation)	$23,148,989
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$917,711,282

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,848,959	—	3,002,821	846,138
Capital Goods	6,489,909	—	5,894,402	595,507
Communications Services	22,056,657	—	20,637,725	1,418,932
Consumer Cyclical	13,001,765	—	11,310,516	1,691,249
Consumer Non-Cyclical	18,122,030	—	18,122,030	—
Energy	7,578,796	—	7,126,292	452,504
Financials	12,930,207	—	12,930,207	—
Technology	5,305,219	—	5,305,219	—
Utilities	3,848,565	—	1,464,917	2,383,648
Long-Term Fixed Income
Asset-Backed Securities	35,654,216	—	35,654,216	—
Basic Materials	8,206,253	—	8,206,253	—
Capital Goods	16,688,904	—	16,688,904	—
Collateralized Mortgage Obligations	62,305,413	—	62,305,413	—
Communications Services	26,317,511	—	26,317,511	—
Consumer Cyclical	21,090,731	—	21,090,731	—
Consumer Non-Cyclical	20,414,293	—	20,414,293	—
Energy	21,567,206	—	21,567,206	—
Financials	54,282,118	—	52,254,583	2,027,535
Mortgage-Backed Securities	79,473,287	—	79,473,287	—
Technology	14,211,269	—	14,211,269	—
Transportation	3,457,895	—	3,457,895	—
Utilities	7,758,204	—	7,758,204	—
Common Stock
Communications Services	11,153,105	7,918,147	3,234,958	—
Consumer Discretionary	15,934,981	10,400,110	5,534,871	—
Consumer Staples	11,603,359	6,493,622	5,109,737	—
Energy	12,530,000	10,634,666	1,895,334	—
Financials	38,001,583	29,906,418	8,095,165	—
Health Care	27,455,180	22,766,737	4,688,443	—
Industrials	28,294,473	20,800,277	7,494,196	—
Information Technology	38,613,904	33,479,052	5,134,852	—
Materials	8,536,160	3,306,826	5,229,334	—
Real Estate	6,174,390	3,876,482	2,297,908	—
Utilities	4,149,195	2,781,813	1,367,382	—
Preferred Stock
Consumer Staples	1,490,580	1,490,580	—	—
Energy	3,045,474	1,225,751	1,819,723	—
Financials	6,363,246	4,314,697	2,048,549	—
Health Care	639,385	—	639,385	—
Industrials	474,534	474,534	—	—
Real Estate	852,325	852,325	—	—
Utilities	29,879	29,879	—	—
Registered Investment Companies
Unaffiliated	8,795,830	8,795,830	—	—
Short-Term Investments	5,989,485	—	5,989,485	—

Subtotal Investments in Securities	$694,736,475	$169,547,746	$515,773,216	$9,415,513

Other Investments *	Total
Affiliated Short-Term Investments	103,071,201
Affiliated Registered Investment Companies	39,245,833
Collateral Held for Securities Loaned	3,637,795

Subtotal Other Investments	$145,954,829

Total Investments at Value	$840,691,304

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,972,453	2,972,453	—	—

Total Asset Derivatives	$2,972,453	$2,972,453	$—	$—

Liability Derivatives
Futures Contracts	960,707	960,707	—	—

Total Liability Derivatives	$960,707	$960,707	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $5,989,485 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	337	September 2019	$41,933,722	$1,191,747
CBOT 2-Yr. U.S. Treasury Note	104	September 2019	22,240,069	138,618
CBOT 5-Yr. U.S. Treasury Note	157	September 2019	18,207,584	342,948
CBOT U.S. Long Bond	62	September 2019	9,321,515	325,297
CME Euro Foreign Exchange Currency	118	September 2019	16,821,566	62,022
CME Ultra Long Term U.S. Treasury Bond	1	September 2019	168,699	8,864
Eurex Euro STOXX 50 Index	571	September 2019	22,022,957	448,769
ICE US mini MSCI Emerging Markets Index	267	September 2019	13,608,702	454,188

Total Futures Long Contracts			$144,324,814	$2,972,453

CME E-mini Russell 2000 Index	(73)	September 2019	($5,598,743)	($121,172)
CME E-mini S&P 500 Index	(133)	September 2019	(19,274,073)	(304,857)
ICE mini MSCI EAFE Index	(227)	September 2019	(21,294,777)	(534,678)

Total Futures Short Contracts			($46,167,593)	($960,707)

Total Futures Contracts			$98,157,221	$2,011,746

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$62,022
Total Foreign Exchange Contracts		62,022
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	2,007,474
Total Interest Rate Contracts		2,007,474
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	902,957
Total Equity Contracts		902,957

Total Asset Derivatives		$2,972,453

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	960,707
Total Equity Contracts		960,707

Total Liability Derivatives		$960,707

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(425,514)
Total Equity Contracts		(425,514)
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	89,892
Total Foreign Exchange Contracts		89,892
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,684,427
Total Interest Rate Contracts		2,684,427

Total		$2,348,805

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	62,022
Total Foreign Exchange Contracts		62,022
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(594,712)
Total Equity Contracts		(594,712)
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	577,010
Total Interest Rate Contracts		577,010

Total		$44,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$19,444,152
Futures - Short	(26,695,191)
Interest Rate Contracts
Futures - Long	76,770,633
Futures - Short	(942,022)
Foreign Exchange Contracts
Futures - Long	5,575,538

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$35,092	$1,417	$—	$39,246	3,997	5.1%

Total Affiliated Registered Investment Companies	35,092			39,246		5.1

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	81,292	144,126	122,347	103,071	10,307	13.5

Total Affiliated Short-Term Investments	81,292			103,071		13.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	4,779	64,883	66,024	3,638	3,638	0.5

Total Collateral Held for Securities Loaned	4,779			3,638		0.5

Total Value	$121,163			$145,955

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$2,736	—	$834
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	1,193

Total Income from Affiliated Investments				$2,027

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	20

Total Affiliated Income from Securities Loaned, Net				$20

Total Value	$—	$2,736	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (88.2%)	Value	% of Net Assets
Communications Services (8.4%)
23,024	Alphabet, Inc., Class Aa	$24,930,387	2.2%
232,787	Comcast Corporation	9,842,234	0.9%
75,545	Facebook, Inc.[a]	14,580,185	1.3%
131,826	Tencent Holdings, Ltd., ADR	5,966,445	0.5%
127,951	Verizon Communications, Inc.	7,309,841	0.7%
	Other Securities^	31,573,356	2.8%

	Total	94,202,448

Consumer Discretionary (10.5%)
15,866	Amazon.com, Inc.[a]	30,044,334	2.7%
4,484	Booking Holdings, Inc.[a]	8,406,200	0.8%
79,744	Lowe’s Companies, Inc.	8,046,967	0.7%
27,549	Netflix, Inc.[a]	10,119,299	0.9%
110,277	NIKE, Inc.	9,257,754	0.8%
	Other Securities^	51,829,074	4.6%

	Total	117,703,628

Consumer Staples (4.6%)
374,400	Japan Tobacco, Inc.	8,253,154	0.7%
93,333	Unilever NV	5,670,744	0.5%
134,841	Unilever plc	8,370,322	0.7%
	Other Securities^	29,205,582	2.7%

	Total	51,499,802

Energy (4.0%)
92,296	Chevron Corporation	11,485,314	1.0%
44,272	Pioneer Natural Resources Company	6,811,690	0.6%
157,929	Royal Dutch Shell plc, Class A	5,154,440	0.5%
225,731	Royal Dutch Shell plc, Class B	7,396,485	0.7%
	Other Securities^	14,303,381	1.2%

	Total	45,151,310

Financials (14.3%)
614,226	Bank of America Corporation	17,812,554	1.6%
165,752	Blackstone Group, LP	7,362,704	0.7%
198,098	Citigroup, Inc.	13,872,803	1.2%
86,500	Intercontinental Exchange, Inc.	7,433,810	0.7%
123,720	MetLife, Inc.	6,145,172	0.6%
111,911	Toronto-Dominion Bank	6,539,216	0.6%
	Other Securities^	101,394,395	8.9%

	Total	160,560,654

Health Care (11.6%)
84,865	Abbott Laboratories	7,137,146	0.6%
12,058	Intuitive Surgical, Inc.[a]	6,325,024	0.6%
57,015	Johnson & Johnson	7,941,049	0.7%
180,062	Merck & Company, Inc.	15,098,199	1.3%
105,910	Novartis AG	9,668,712	0.9%
196,898	Novo Nordisk AS	10,057,000	0.9%
220,391	Pfizer, Inc.	9,547,338	0.9%
31,350	Roche Holding AG	8,815,240	0.8%
20,974	Thermo Fisher Scientific, Inc.	6,159,644	0.6%
45,942	UnitedHealth Group, Inc.	11,210,307	1.0%
72,255	Zoetis, Inc.	8,200,220	0.7%
	Other Securities^	29,624,539	2.6%

	Total	129,784,418

Industrials (9.0%)
146,516	Delta Air Lines, Inc.	8,314,783	0.7%
75,670	Honeywell International, Inc.	13,211,225	1.2%
44,996	Norfolk Southern Corporation	8,969,053	0.8%
	Other Securities^	70,128,884	6.3%

	Total	100,623,945

Information Technology (18.7%)
129,133	Apple, Inc.	25,558,003	2.3%
224,700	Canon, Inc.[b]	6,579,906	0.6%
44,978	Capgemini SA	5,592,257	0.5%
104,695	CGI, Inc.[a]	8,049,095	0.7%
440,347	Cisco Systems, Inc.	24,100,191	2.2%
39,505	MasterCard, Inc.	10,450,258	0.9%
300,628	Microsoft Corporation	40,272,127	3.6%
92,066	PayPal Holdings, Inc.[a]	10,537,874	0.9%
48,454	Salesforce.com, Inc.[a]	7,351,926	0.7%
104,440	Visa, Inc.	18,125,562	1.6%
55,884	Xilinx, Inc.	6,589,841	0.6%
	Other Securities^	46,628,621	4.1%

	Total	209,835,661

Materials (4.3%)
250,143	BHP Group plc	6,397,270	0.6%
	Other Securities^	41,677,379	3.7%

	Total	48,074,649

Real Estate (1.7%)
	Other Securities^	18,965,606	1.7%

	Total	18,965,606

Utilities (1.1%)
	Other Securities^	12,419,083	1.1%
	Total	12,419,083

	Total Common Stock (cost $784,539,114)	988,821,204

	Collateral Held for Securities Loaned (0.9%)
9,597,720	Thrivent Cash Management Trust	9,597,720	0.9%

	Total Collateral Held for Securities Loaned (cost $9,597,720)	9,597,720

Shares or Principal Amount	Short-Term Investments (11.5%)
	Federal Home Loan Bank Discount Notes
8,000,000	2.385%, 7/9/2019[c,d]	7,996,089	0.7%
6,500,000	2.400%, 7/19/2019[c,d]	6,492,850	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.5%)	Value	% of Net Assets
	Federal Home Loan Bank Discount Notes
2,600,000	2.180% - 2.370%, 8/6/2019 - 9/11/2019[c,d]	$2,591,593	0.2%
	Thrivent Core Short-Term Reserve Fund
11,176,178	2.590%	111,761,783	10.0%

	Total Short-Term Investments (cost $128,839,007)	128,842,315

	Total Investments (cost $922,975,841) 100.6%	$1,127,261,239

	Other Assets and Liabilities, Net (0.6%)	(6,749,580)

	Total Net Assets 100.0%	$1,120,511,659

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$8,728,955

Total lending	$8,728,955
Gross amount payable upon return of collateral for securities loaned	$9,597,720

Net amounts due to counterparty	$868,765

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$237,107,663
Gross unrealized depreciation	(32,384,566)

Net unrealized appreciation (depreciation)	$204,723,097
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,092,921,520

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Global Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	94,202,448	71,846,072	22,356,376	—
Consumer Discretionary	117,703,628	79,467,059	38,236,569	—
Consumer Staples	51,499,802	16,118,437	35,381,365	—
Energy	45,151,310	32,076,604	13,074,706	—
Financials	160,560,654	104,685,799	55,874,855	—
Health Care	129,784,418	97,286,999	32,497,419	—
Industrials	100,623,945	48,913,033	51,710,912	—
Information Technology	209,835,661	174,374,482	35,461,179	—
Materials	48,074,649	11,981,984	36,092,665	—
Real Estate	18,965,606	3,168,975	15,796,631	—
Utilities	12,419,083	2,947,495	9,471,588	—
Short-Term Investments	17,080,532	—	17,080,532	—

Subtotal Investments in Securities	$1,005,901,736	$642,866,939	$363,034,797	$—

Other Investments *	Total
Affiliated Short-Term Investments	111,761,783
Collateral Held for Securities Loaned	9,597,720

Subtotal Other Investments	$121,359,503

Total Investments at Value	$1,127,261,239

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,254,574	5,254,574	—	—

Total Asset Derivatives	$5,254,574	$5,254,574	$—	$—

Liability Derivatives
Futures Contracts	1,473,653	1,473,653	—	—

Total Liability Derivatives	$1,473,653	$1,473,653	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Global Stock Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $17,080,532 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME Euro Foreign Exchange Currency	485	September 2019	$69,139,528	$254,879
Eurex Euro STOXX 50 Index	2,336	September 2019	90,096,106	1,837,260
ICE US mini MSCI Emerging Markets Index	1,857	September 2019	94,645,755	3,162,435

Total Futures Long Contracts			$253,881,389	$5,254,574

CME E-mini S&P 500 Index	(533)	September 2019	($77,241,209)	($1,221,721)
ICE mini MSCI EAFE Index	(107)	September 2019	(10,037,723)	(251,932)

Total Futures Short Contracts			($87,278,932)	($1,473,653)

Total Futures Contracts			$166,602,457	$3,780,921

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Global Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$254,879
Total Foreign Exchange Contracts		254,879
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	4,999,695
Total Equity Contracts		4,999,695

Total Asset Derivatives		$5,254,574

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	1,473,653
Total Equity Contracts		1,473,653

Total Liability Derivatives		$1,473,653

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Global Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,012,714
Total Equity Contracts		3,012,714
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	369,501
Total Foreign Exchange Contracts		369,501

Total		$3,382,215

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Global Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	254,879
Total Foreign Exchange Contracts		254,879
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,933,605
Total Equity Contracts		1,933,605

Total		$2,188,484

The following table presents Global Stock Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$163,937,998
Futures - Short	(74,127,738)
Foreign Exchange Contracts
Futures - Long	22,916,418

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$74,211	$156,848	$119,297	$111,762	11,176	10.0%

Total Affiliated Short-Term Investments	74,211			111,762		10.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,450	63,991	55,843	9,598	9,598	0.9

Total Collateral Held for Securities Loaned	1,450			9,598		0.9

Total Value	$75,661			$121,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

GLOBAL STOCK PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$1,284

Total Income from Affiliated Investments				$1,284

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	69

Total Affiliated Income from Securities Loaned, Net				$69

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Asset-Backed Securities (2.7%)
	Brazos Higher Education Authority, Inc.
$305,048	3.430%, (LIBOR 3M + 0.850%), 7/25/2029, Ser. 2011-2, Class A2[a]	$306,236
	Goodgreen Trust
1,938,172	3.860%, 10/15/2054, Ser. 2019-1A, Class Ab	2,022,168
	SBA Small Business Investment Companies
1,902,443	3.548%, 9/10/2028, Ser. 2018-10B, Class 1	2,026,346
	SLM Student Loan Trust
621,313	2.804%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Aa	603,106

	Total	4,957,856

Collateralized Mortgage Obligations (2.5%)
	Federal Home Loan Mortgage Corporation Military Housing Bonds Resecuritization Trust Certificates
1,885,881	6.151%, 11/25/2052, Ser. 2015-R1, Class A3[a,b,c]	2,064,818
	GMAC Mortgage Corporation Loan Trust
74,052	2.904%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[a,c]	84,631
	IndyMac Seconds Asset-Backed Trust
226,207	2.744%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Aa,c	124,036
	Seasoned Credit Risk Transfer Trust
1,845,653	2.750%, 8/25/2056, Ser. 2017-2, Class HAc,d	1,873,195
	Wachovia Asset Securitization, Inc.
382,635	2.544%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Aa,b,c	355,543

	Total	4,502,223

Commercial Mortgage-Backed Securities (15.3%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certficates
1,000,000	3.650%, 2/25/2028, Ser. K075, Class A2[a,c]	1,088,217
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,077,694	2.776%, 3/25/2023, Ser. K724, Class A1[c]	1,090,473
2,000,000	2.871%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Aa,c	1,991,872
1,750,000	3.430%, 1/25/2027, Ser. K063, Class A2[a,c]	1,871,613
2,000,000	3.900%, 4/25/2028, Ser. K076, Class A2[c]	2,219,907
1,750,000	3.900%, 8/25/2028, Ser. K081, Class A2[a,c]	1,943,555
2,000,000	3.505%, 3/25/2029, Ser. K091, Class A2[c]	2,166,822
1,533,010	3.000%, 3/15/2045, Ser. 4741, Class GA	1,567,760
	Federal National Mortgage Association
875,000	3.640%, 6/1/2028	942,070
355,000	3.710%, 7/1/2028	385,196
2,000,000	3.830%, 10/1/2028	2,190,899
	Federal National Mortgage Association - ACES
1,478,740	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[a]	1,507,613
1,500,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[a]	1,567,707
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[a]	1,291,620
2,000,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[a]	2,165,779
2,000,000	2.937%, 4/25/2029, Ser. 2019-M9, Class A2	2,059,888
	FRESB Multifamily Mortgage Pass- Through Trust
1,905,114	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fa,c	1,947,743

	Total	27,998,734

Consumer Cyclical (1.0%)
	California Institute of Technology
250,000	4.700%, 11/1/2111	308,051
	Dartmouth College
125,000	3.760%, 6/1/2043	132,243
	Massachusetts Institute of Technology
375,000	4.678%, 7/1/2114	473,419
	President and Fellows of Harvard College
375,000	3.619%, 10/1/2037	400,130
	Stanford Junior University
425,000	3.563%, 6/1/2044	447,295

	Total	1,761,138

Energy (0.1%)
	Petroleos Mexicanos
180,000	2.378%, 4/15/2025	181,443

	Total	181,443

Financials (1.6%)
	HSBC Bank Canada
750,000	3.300%, 11/28/2021[b]	772,051
	Oesterreichische Kontrollbank AG
2,000,000	2.875%, 9/7/2021	2,043,194
	Preferred Term Securities XXIII, Ltd.
141,148	2.610%, (LIBOR 3M + 0.200%), 12/22/2036a,b	133,155

	Total	2,948,400

Foreign Government (7.7%)
	African Development Bank
2,000,000	3.000%, 9/20/2023	2,089,249

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Foreign Government (7.7%) - continued
	CPPIB Capital, Inc.
$2,000,000	3.125%, 9/25/2023[b]	$2,093,034
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[b]	750,335
	European Investment Bank
2,000,000	2.500%, 3/15/2023	2,049,520
	Export Development Canada
2,000,000	2.500%, 1/24/2023	2,046,182
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	523,167
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	503,759
	Kommunalbanken AS
2,000,000	2.500%, 1/11/2023[b]	2,042,344
	Province of Ontario Canada
1,000,000	3.400%, 10/17/2023	1,055,670
	Province of Quebec
400,000	7.500%, 7/15/2023	481,152
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[b]	498,263

	Total	14,132,675

Mortgage-Backed Securities (29.6%)
	Federal Home Loan Mortgage Corporation - REMIC
1,154,663	3.000%, 5/15/2045, Ser. 4631, Class PA	1,185,078
1,236,854	3.000%, 3/15/2047, Ser. 4734, Class JA	1,265,866
2,421,694	3.500%, 8/15/2047, Ser. 4860, Class CA	2,505,624
1,100,000	3.859%, 11/25/2051, Ser. K086, Class A2[a,c]	1,220,781
	Federal National Mortgage Association - REMIC
632,750	3.000%, 6/25/2046, Ser. 2017-58, Class P	645,281
1,860,288	3.500%, 12/25/2047, Ser. 2018-41, Class PB	1,925,214
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,750,000	3.500%, 7/1/2034[e]	7,999,041
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
867	8.000%, 4/1/2030	1,035
3,600,000	3.000%, 7/1/2049[e]	3,629,066
10,945,000	3.500%, 7/1/2049[e]	11,186,132
18,500,000	4.000%, 7/1/2049[e]	19,116,064
	Government National Mortgage Association 30-Yr. Pass Through
726	9.000%, 9/15/2024	788
	Government National Mortgage Association Conventional 30-Yr. Pass Through
3,500,000	4.500%, 7/1/2049[e]	3,648,135

	Total	54,328,105

U.S. Government & Agencies (38.2%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	405,598
	Federal Home Loan Bank
3,000,000	2.375%, 3/30/2020	3,009,116
2,500,000	2.500%, 2/13/2024	2,575,817
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	652,696
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	203,406
	Tennessee Valley Authority
2,500,000	2.250%, 3/15/2020	2,503,076
1,625,000	5.250%, 9/15/2039	2,160,562
	U.S. Treasury Bonds
1,375,000	2.250%, 11/15/2027	1,406,851
300,000	5.500%, 8/15/2028	387,996
1,500,000	5.250%, 11/15/2028	1,917,422
1,750,000	2.625%, 2/15/2029	1,844,404
1,225,000	3.000%, 5/15/2042	1,340,083
4,525,000	2.500%, 5/15/2046	4,493,007
	U.S. Treasury Bonds, TIPS
3,106,380	0.500%, 1/15/2028	3,157,259
1,084,532	0.875%, 2/15/2047	1,105,316
	U.S. Treasury Notes
4,000,000	0.875%, 9/15/2019	3,988,400
5,625,000	1.750%, 11/30/2019	5,615,991
1,500,000	1.375%, 12/15/2019	1,495,312
2,500,000	1.375%, 2/15/2020	2,489,355
1,000,000	2.750%, 11/30/2020	1,012,344
600,000	1.875%, 12/15/2020	600,187
1,000,000	2.250%, 7/31/2021	1,009,648
5,095,000	1.125%, 8/31/2021	5,026,337
2,150,000	2.500%, 1/15/2022	2,189,977
1,500,000	1.875%, 7/31/2022	1,506,211
225,000	2.000%, 11/30/2022	226,960
3,850,000	2.500%, 1/31/2024	3,974,674
250,000	2.125%, 7/31/2024	254,111
6,850,000	2.250%, 11/15/2024	7,006,266
250,000	2.125%, 11/30/2024	254,160
1,350,000	2.875%, 7/31/2025	1,430,104
1,825,000	2.625%, 1/31/2026	1,910,547
	U.S. Treasury Notes, TIPS
525,120	0.125%, 4/15/2022	520,988
2,313,608	0.625%, 4/15/2023	2,340,846

	Total	70,015,027

Utilities (0.4%)
	Duke Energy Carolinas, LLC
750,000	3.950%, 11/15/2028	816,023

	Total	816,023

	Total Long-Term Fixed Income (cost $176,875,052)	181,641,624

Shares or Principal Amount	Short-Term Investments (26.5%)
	Federal Home Loan Bank Discount Notes
100,000	2.270%, 8/28/2019[f,g]	99,644
100,000	2.210%, 8/29/2019[f,g]	99,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (26.5%)	Value
	Thrivent Core Short-Term Reserve Fund
4,844,980	2.590%	$48,449,799

	Total Short-Term Investments (cost $48,649,046)	48,649,081

	Total Investments (cost $225,524,098) 125.6%	$230,290,705

	Other Assets and Liabilities, Net (25.6%)	(46,912,554)

	Total Net Assets 100.0%	$183,378,151

a

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $10,731,711 or 5.9% of total net assets.

c	All or a portion of the security is insured or guaranteed.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28,

2019.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,774,364
Gross unrealized depreciation	(234,335)

Net unrealized appreciation (depreciation)	$4,540,029
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$249,658,161

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,957,856	—	4,957,856	—
Collateralized Mortgage Obligations	4,502,223	—	4,502,223	—
Commercial Mortgage-Backed Securities	27,998,734	—	27,998,734	—
Consumer Cyclical	1,761,138	—	1,761,138	—
Energy	181,443	—	181,443	—
Financials	2,948,400	—	2,948,400	—
Foreign Government	14,132,675	—	14,132,675	—
Mortgage-Backed Securities	54,328,105	—	54,328,105	—
U.S. Government & Agencies	70,015,027	—	70,015,027	—
Utilities	816,023	—	816,023	—
Short-Term Investments	199,282	—	199,282	—

Subtotal Investments in Securities	$181,840,906	$—	$181,840,906	$—

Other Investments *	Total
Affiliated Short-Term Investments	48,449,799

Subtotal Other Investments	$48,449,799

Total Investments at Value	$230,290,705

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	279,886	279,886	—	—

Total Asset Derivatives	$279,886	$279,886	$—	$—

Liability Derivatives
Futures Contracts	55,246	55,246	—	—

Total Liability Derivatives	$55,246	$55,246	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $199,282 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	1	September 2019	$124,433	$3,537
CBOT 2-Yr. U.S. Treasury Note	98	September 2019	20,956,988	130,621
CBOT 5-Yr. U.S. Treasury Note	44	September 2019	5,102,762	96,113
CBOT U.S. Long Bond	9	September 2019	1,353,123	47,221
CME Ultra Long Term U.S. Treasury Bond	13	September 2019	2,305,918	2,394

Total Futures Long Contracts			$29,843,224	$279,886

Ultra 10-Yr. U.S. Treasury Note	(45)	September 2019	($6,160,379)	($55,246)

Total Futures Short Contracts			($6,160,379)	($55,246)

Total Futures Contracts			$23,682,845	$224,640

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Government Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to

Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$279,886
Total Interest Rate Contracts		279,886

Total Asset Derivatives		$279,886

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	55,246
Total Interest Rate Contracts		55,246

Total Liability Derivatives		$55,246

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Government Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	285,238
Total Interest Rate Contracts		285,238

Total		$285,238

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Government Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	23,157
Total Interest Rate Contracts		23,157

Total		$23,157

The following table presents Government Bond Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$22,403,953
Futures - Short	(3,439,874)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$48,960	$27,795	$28,305	$48,450	4,845	26.4%

Total Affiliated Short-Term Investments	48,960			48,450		26.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,045	1,990	4,035	—	—	—

Total Collateral Held for Securities Loaned	2,045			—		—

Total Value	$51,005			$48,450

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$622

Total Income from Affiliated Investments				$622

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (4.5%)	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$1,572,662	0.2%

	Total	1,572,662

Capital Goods (0.7%)
	Navistar, Inc., Term Loan
$4,249,242	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[a,b]	4,234,625	0.5%
	Other Securities^	1,643,459	0.2%

	Total	5,878,084

Communications Services (1.0%)
	Frontier Communications Corporation, Term Loan
4,189,500	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[a,b]	4,102,233	0.5%
	Windstream Services, LLC, Term Loan
4,260,000	10.500%, (PRIME + 5.000%), 3/30/2021[a,b,c,d,e]	4,375,616	0.5%

	Total	8,477,849

Consumer Cyclical (1.0%)
	Other Securities^	8,609,023	1.0%

	Total	8,609,023

Consumer Non-Cyclical (0.7%)
	Other Securities^	6,593,601	0.7%

	Total	6,593,601

Financials (0.9%)
	Grizzly Finco, Term Loan
4,267,750	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[a,b]	4,259,471	0.5%
	Other Securities^	3,725,616	0.4%

	Total	7,985,087

	Total Bank Loans (cost $39,078,421)	39,116,306

	Long-Term Fixed Income (91.3%)
Basic Materials (7.1%)
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[f]	4,452,051	0.5%
	Cleveland-Cliffs, Inc.
4,255,000	5.750%, 3/1/2025	4,233,725	0.5%
	Other Securities^	53,136,334	6.1%

	Total	61,822,110

Capital Goods (10.4%)
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[f]	4,415,212	0.5%
	Berry Plastics Corporation
4,260,000	5.125%, 7/15/2023	4,354,998	0.5%
	Bombardier, Inc.
4,790,000	7.875%, 4/15/2027[f]	4,795,987	0.6%
	H&E Equipment Services, Inc.
4,971,000	5.625%, 9/1/2025	5,112,674	0.6%
	Other Securities^	71,575,405	8.2%

	Total	90,254,276

Communications Services (15.1%)
	CCO Holdings, LLC
7,780,000	5.875%, 4/1/2024[f]	8,130,100	0.9%
3,450,000	5.375%, 6/1/2029[d,f]	3,562,125	0.4%
	CCOH Safari, LLC
5,455,000	5.750%, 2/15/2026[f]	5,720,931	0.7%
	CSC Holdings, LLC
5,590,000	6.500%, 2/1/2029[f]	6,100,087	0.7%
	Embarq Corporation
5,325,000	7.995%, 6/1/2036	5,153,642	0.6%
	Intelsat Jackson Holdings SA
8,570,000	5.500%, 8/1/2023	7,820,125	0.9%
	Level 3 Financing, Inc.
5,510,000	5.375%, 5/1/2025	5,689,075	0.7%
1,700,000	5.250%, 3/15/2026	1,759,500	0.2%
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[f]	5,428,183	0.6%
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,348,025	0.6%
	Sprint Corporation
8,240,000	7.625%, 2/15/2025	8,765,300	1.0%
	Virgin Media Secured Finance plc
4,900,000	5.250%, 1/15/2026[f]	5,021,079	0.6%
5,895,000	5.500% - 5.500%, 8/15/2026 - 5/15/2029[f]	6,029,944	0.7%
	Other Securities^	56,110,488	6.5%

	Total	130,638,604

Consumer Cyclical (13.0%)
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,530,937	0.5%
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[f]	4,126,156	0.5%
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[f]	4,299,982	0.5%
	ServiceMaster Company, LLC
4,260,000	5.125%, 11/15/2024[f]	4,382,475	0.5%
	Six Flags Entertainment Corporation
5,880,000	4.875%, 7/31/2024[f]	5,968,200	0.7%
	Other Securities^	89,550,804	10.3%

	Total	112,858,554

Consumer Non-Cyclical (12.0%)
	Albertson’s Companies, LLC
5,718,000	6.625%, 6/15/2024	5,925,277	0.7%
2,660,000	7.500%, 3/15/2026[f]	2,839,550	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value	% of Net Assets
Consumer Non-Cyclical (12.0%) - continued
	Bausch Health Companies, Inc.
$2,125,000	7.250%, 5/30/2029[f]	$2,210,000	0.2%
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,650,900	0.5%
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[f]	4,293,000	0.5%
	HCA, Inc.
4,810,000	5.875%, 3/15/2022	5,255,510	0.6%
11,545,000	4.750% - 6.500%, 2/15/2020 - 2/1/2029	12,306,675	1.5%
	JBS USA, LLC
4,655,000	6.500%, 4/15/2029[f]	5,056,494	0.6%
6,720,000	5.750% - 5.875%, 7/15/2024 - 6/15/2025[f]	6,952,237	0.8%
	Spectrum Brands, Inc.
4,280,000	5.750%, 7/15/2025	4,445,850	0.5%
	Tenet Healthcare Corporation
6,380,000	6.250%, 2/1/2027[f]	6,571,400	0.7%
	Valeant Pharmaceuticals International, Inc.
4,783,000	5.500% - 8.500%, 3/1/2023 - 1/31/2027[f]	5,068,464	0.6%
	VRX Escrow Corporation
1,595,000	6.125%, 4/15/2025[f]	1,626,900	0.2%
	Other Securities^	37,131,849	4.3%

	Total	104,334,106

Energy (15.0%)
	Boardwalk Pipelines, LP
3,695,000	5.950%, 6/1/2026	4,109,568	0.5%
	California Resources Corporation
5,890,000	8.000%, 12/15/2022[f,g]	4,439,587	0.5%
	Centennial Resource Production, LLC
5,085,000	5.375%, 1/15/2026[f]	4,830,750	0.6%
	Cheniere Corpus Christi Holdings, LLC
6,910,000	7.000%, 6/30/2024	7,947,191	0.9%
	Cheniere Energy Partners, LP
3,875,000	5.625%, 10/1/2026[f]	4,088,125	0.5%
	Energy Transfer Operating, LP
4,245,000	5.500%, 6/1/2027	4,743,242	0.5%
	Targa Resources Partners, LP
4,275,000	5.125%, 2/1/2025	4,413,938	0.5%
	W&T Offshore, Inc.
4,700,000	9.750%, 11/1/2023[f]	4,500,250	0.5%
	Other Securities^	91,111,543	10.5%

	Total	130,184,194

Financials (7.1%)
	Ally Financial, Inc.
4,000,000	5.750%, 11/20/2025	4,424,600	0.5%
	Avolon Holdings Funding, Ltd.
3,740,000	5.125% - 5.500%, 1/15/2023 - 10/1/2023[f]	3,969,485	0.4%
	Icahn Enterprises, LP
5,310,000	6.250%, 5/15/2026[f]	5,369,738	0.6%
	Park Aerospace Holdings, Ltd.
4,285,000	4.500%, 3/15/2023[f]	4,433,090	0.5%
3,600,000	5.250% - 5.500%, 8/15/2022 - 2/15/2024[f]	3,844,824	0.4%
	Quicken Loans, Inc.
4,015,000	5.750%, 5/1/2025[f]	4,134,165	0.5%
	Synchrony Financial
4,280,000	3.950%, 12/1/2027	4,273,108	0.5%
	Other Securities^	31,134,374	3.7%

	Total	61,583,384

Foreign Government (0.3%)
	Other Securities^	2,550,360	0.3%

	Total	2,550,360

Technology (6.3%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[f]	6,969,440	0.8%
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[f]	4,475,178	0.5%
	Diamond Finance Corporation
4,795,000	7.125%, 6/15/2024[f]	5,062,198	0.6%
	Equinix, Inc.
4,260,000	5.750%, 1/1/2025	4,434,660	0.5%
	Inception Merger Sub, Inc.
5,345,000	8.625%, 11/15/2024[f,g]	4,904,037	0.6%
	Seagate HDD Cayman
4,540,000	4.750%, 1/1/2025	4,585,734	0.5%
	Other Securities^	24,142,085	2.8%

	Total	54,573,332

Transportation (1.4%)
	Other Securities^	11,949,366	1.4%

	Total	11,949,366

Utilities (3.6%)
	Other Securities^	30,747,691	3.6%

	Total	30,747,691

	Total Long-Term Fixed Income (cost $785,005,467)	791,495,977

Shares	Preferred Stock (0.1%)
Financials (0.1%)
	Other Securities^	660,380	0.1%

	Total	660,380

	Total Preferred Stock (cost $535,300)	660,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (<0.1%)	Value	% of Net Assets
Industrials (<0.1%)
	Other Securities^	$101,962	<0.1%

	Total	101,962

Materials (<0.1%)
	Other Securities^	239,583	<0.1%

	Total	239,583

	Total Common Stock (cost $505,410)	341,545

	Collateral Held for Securities Loaned (4.6%)
40,199,752	Thrivent Cash Management Trust	40,199,752	4.6%

	Total Collateral Held for Securities Loaned (cost $40,199,752)	40,199,752

Shares or Principal Amount	Short-Term Investments (4.4%)
	Thrivent Core Short-Term Reserve Fund
3,743,858	2.590%	37,438,582	4.3%
	Other Securities^	497,906	0.1%

	Total Short-Term Investments (cost $37,936,411)	37,936,488

	Total Investments (cost $903,260,761) 104.9%	$909,750,448

	Other Assets and Liabilities, Net (4.9%)	(42,693,476)

	Total Net Assets 100.0%	$867,056,972

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $477,230,242 or 55.0% of total net assets.

g	All or a portion of the security is on loan.

High Yield Portfolio held restricted securities as of June 28, 2019. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 28, 2019, the value of these investments was $465,081 or 0.1% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$38,497,270

Total lending	$38,497,270
Gross amount payable upon return of collateral for securities loaned	$40,199,752

Net amounts due to counterparty	$1,702,482

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,364,649
Gross unrealized depreciation	(16,893,271)

Net unrealized appreciation (depreciation)	$6,471,378
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$902,481,805

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,572,662	—	1,572,662	—
Capital Goods	5,878,084	—	5,878,084	—
Communications Services	8,477,849	—	8,477,849	—
Consumer Cyclical	8,609,023	—	8,609,023	—
Consumer Non-Cyclical	6,593,601	—	6,593,601	—
Financials	7,985,087	—	7,985,087	—
Long-Term Fixed Income
Basic Materials	61,822,110	—	61,822,110	—
Capital Goods	90,254,276	—	90,254,276	—
Communications Services	130,638,604	—	130,620,602	18,002
Consumer Cyclical	112,858,554	—	112,858,554	—
Consumer Non-Cyclical	104,334,106	—	104,334,106	—
Energy	130,184,194	—	130,184,194	—
Financials	61,583,384	—	61,583,384	—
Foreign Government	2,550,360	—	2,550,360	—
Technology	54,573,332	—	54,573,332	—
Transportation	11,949,366	—	11,949,366	—
Utilities	30,747,691	—	30,747,691	—
Preferred Stock
Financials	660,380	660,380	—	—
Common Stock
Industrials	101,962	—	101,962	—
Materials	239,583	10,029	—	229,554
Short-Term Investments	497,906	—	497,906	—

Subtotal Investments in Securities	$832,112,114	$670,409	$831,194,149	$247,556

Other Investments *	Total
Affiliated Short-Term Investments	37,438,582
Collateral Held for Securities Loaned	40,199,752

Subtotal Other Investments	$77,638,334

Total Investments at Value	$909,750,448

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	60,336	—	60,336	—

Total Liability Derivatives	$60,336	$—	$60,336	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents High Yield Portfolio’s swaps contracts held as of June 28, 2019. Investments totaling $497,906 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments/ (Receipts)	Value[3]	Unrealized Gain/ (Loss)
CDX HY 32, 5 Year, at 5.00%, Quarterly	Buy	6/20/2024	$10,500,000	$—	($60,336)	($60,336)
Total Credit Default Swaps				$—	($60,336)	($60,336)

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps	Net Assets - Distributable earnings/(accumulated loss)	$60,336
Total Credit Contracts		60,336

Total Liability Derivatives		$60,336

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	234,079
Total Credit Contracts		234,079

Total		$234,079

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	102,270
Total Credit Contracts		102,270

Total		$102,270

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection	($43,888)
Credit Default Swaps - Sell Protection	202,389

The accompanying Notes to Financial Statements are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$41,060	$113,667	$117,288	$37,439	3,744	4.3%

Total Affiliated Short-Term Investments	41,060			37,439		4.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	48,896	71,932	80,628	40,200	40,200	4.6

Total Collateral Held for Securities Loaned	48,896			40,200		4.6

Total Value	$89,956			$77,639

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$536

Total Income from Affiliated Investments				$536

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	164

Total Affiliated Income from Securities Loaned, Net				$164

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.5%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$594,485	0.1%

	Total	594,485

Capital Goods (0.1%)
	Other Securities^	2,019,299	0.1%

	Total	2,019,299

Communications Services (0.3%)
	Other Securities^	5,091,492	0.3%

	Total	5,091,492

Consumer Cyclical (0.2%)
	Other Securities^	3,190,441	0.2%

	Total	3,190,441

Consumer Non-Cyclical (0.3%)
	Other Securities^	5,255,393	0.3%

	Total	5,255,393

Energy (0.1%)
	Other Securities^	1,401,073	0.1%

	Total	1,401,073

Financials (0.2%)
	Other Securities^	3,714,779	0.2%

	Total	3,714,779

Technology (0.1%)
	Other Securities^	1,466,247	0.1%

	Total	1,466,247

Utilities (0.1%)
	Other Securities^	691,488	0.1%

	Total	691,488

	Total Bank Loans (cost $23,868,185)	23,424,697

	Long-Term Fixed Income (92.4%)
Asset-Backed Securities (1.1%)
	Other Securities^	17,958,289	1.1%

	Total	17,958,289

Basic Materials (3.1%)
	Other Securities^	49,621,853	3.1%

	Total	49,621,853

Capital Goods (3.0%)
	General Electric Capital Corporation
$3,200,000	3.410%, (LIBOR 3M + 1.000%), 3/15/2023[a]	3,160,076	0.2%
	General Electric Company
5,200,000	5.000%, 1/21/2021[a,b]	4,988,152	0.3%
	Other Securities^	39,416,014	2.5%

	Total	47,564,242

Collateralized Mortgage Obligations (0.1%)
	Other Securities^	2,284,999	0.1%

	Total	2,284,999

Communications Services (8.3%)
	AT&T, Inc.
5,120,000	4.250%, 3/1/2027	5,480,699	0.4%
10,263,000	3.400% - 4.450%, 4/1/2024 - 12/15/2042	10,682,881	0.7%
3,850,000	3.616%, (LIBOR 3M + 1.180%), 6/12/2024[a]	3,898,406	0.3%
	Crown Castle International Corporation
4,160,000	5.250%, 1/15/2023	4,528,071	0.3%
	Verizon Communications, Inc.
4,400,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[a]	4,456,540	0.3%
3,830,000	4.862%, 8/21/2046	4,457,475	0.3%
4,660,000	3.500% - 5.250%, 11/1/2024 - 3/16/2037	5,173,696	0.4%
	Viacom, Inc.
4,500,000	6.875%, 4/30/2036	5,697,328	0.4%
	Other Securities^	88,830,814	5.2%

	Total	133,205,910

Consumer Cyclical (4.6%)
	Amazon.com, Inc.
4,480,000	4.050%, 8/22/2047	5,063,247	0.3%
	Other Securities^	68,808,410	4.3%

	Total	73,871,657

Consumer Non-Cyclical (11.2%)
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,516,340	0.3%
	Anheuser-Busch Companies, LLC
3,210,000	4.700%, 2/1/2036	3,529,929	0.2%
	Anheuser-Busch InBev Worldwide, Inc.
12,775,000	4.000% - 5.550%, 4/13/2028 - 1/23/2049	14,117,705	1.0%
	Bayer U.S. Finance II, LLC
4,450,000	4.875%, 6/25/2048[c]	4,564,480	0.3%
	Becton, Dickinson and Company
5,170,000	3.363%, 6/6/2024	5,338,161	0.3%
	CVS Health Corporation
5,000,000	4.780%, 3/25/2038	5,211,355	0.3%
5,190,000	5.050%, 3/25/2048	5,519,899	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value	% of Net Assets
Consumer Non-Cyclical (11.2%) - continued
$6,645,000	3.875% - 4.750%, 12/1/2022 - 7/20/2025	$7,002,776	0.4%
	HCA, Inc.
4,500,000	5.125%, 6/15/2039	4,674,213	0.3%
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[c]	7,390,511	0.5%
	Other Securities^	116,858,763	7.2%

	Total	178,724,132

Energy (9.5%)
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,653,357	0.3%
	Marathon Petroleum Corporation
5,780,000	4.750% - 6.500%, 12/15/2023 - 3/1/2041	6,772,863	0.5%
	MPLX, LP
7,720,000	4.800% - 5.200%, 6/1/2025 - 3/1/2047	8,428,227	0.5%
	Petrobras Global Finance BV
4,500,000	7.375%, 1/17/2027	5,168,250	0.3%
	Other Securities^	126,231,486	7.9%

	Total	151,254,183

Financials (26.8%)
	Athene Holding, Ltd.
4,500,000	4.125%, 1/12/2028	4,534,782	0.3%
	Bank of America Corporation
14,160,000	3.875% - 4.750%, 7/24/2023 - 4/21/2045	15,242,967	1.0%
3,649,000	3.004%, 12/20/2023[a]	3,714,452	0.2%
3,200,000	3.705%, 4/24/2028[a]	3,360,775	0.2%
3,200,000	3.093%, 10/1/2025[a]	3,277,253	0.2%
2,860,000	6.500%, 10/23/2024[a,b]	3,169,938	0.2%
2,550,000	4.271%, 7/23/2029[a]	2,783,741	0.2%
1,920,000	2.328%, 10/1/2021[a]	1,917,337	0.1%
1,900,000	3.499%, 5/17/2022[a]	1,937,548	0.1%
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,663,709	0.3%
10,255,000	3.700% - 5.500%, 9/13/2025 - 7/23/2048	11,399,846	0.7%
3,600,000	3.352%, 4/24/2025[a]	3,717,004	0.2%
2,560,000	3.887%, 1/10/2028[a]	2,707,256	0.2%
2,560,000	3.950%, (LIBOR 3M + 1.430%), 9/1/2023[a]	2,607,207	0.2%
1,900,000	3.142%, 1/24/2023[a]	1,931,250	0.1%
	Danske Bank AS
5,600,000	5.000%, 1/12/2022[c]	5,856,165	0.4%
	Discover Bank
4,490,000	4.682%, 8/9/2028[a]	4,652,807	0.3%
	Five Corners Funding Trust
5,110,000	4.419%, 11/15/2023[c]	5,475,299	0.3%
	GE Capital International Funding Company
9,100,000	4.418%, 11/15/2035	8,974,053	0.6%
	Goldman Sachs Group, Inc.
4,450,000	3.850%, 7/8/2024	4,666,379	0.3%
14,275,000	3.500% - 5.250%, 7/27/2021 - 5/22/2045	15,341,625	1.0%
2,100,000	2.876%, 10/31/2022[a]	2,116,686	0.1%
1,920,000	2.908%, 6/5/2023[a]	1,940,608	0.1%
	ING Groep NV
4,500,000	4.100%, 10/2/2023	4,751,725	0.3%
	J.P. Morgan Chase & Company
17,930,000	2.295% - 5.500%, 8/15/2021 - 10/15/2040	19,330,394	1.2%
3,900,000	4.452%, 12/5/2029[a]	4,337,445	0.3%
3,190,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[a]	3,238,217	0.2%
2,600,000	3.882%, 7/24/2038[a]	2,722,864	0.2%
1,270,000	6.750%, 2/1/2024[a,b]	1,403,642	0.1%
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	5,190,554	0.3%
	Morgan Stanley
12,985,000	2.500% - 4.875%, 4/21/2021 - 1/27/2045	13,700,573	0.9%
3,190,000	3.981%, (LIBOR 3M + 1.400%), 10/24/2023[a]	3,251,025	0.2%
	Other Securities^	255,296,073	15.8%

	Total	429,211,199

Foreign Government (1.1%)
	Other Securities^	16,912,215	1.1%

	Total	16,912,215

Mortgage-Backed Securities (4.4%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,000,000	3.500%, 7/1/2034[d]	17,546,283	1.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,175,000	3.000%, 7/1/2049[d]	5,216,783	0.3%
22,000,000	3.500%, 7/1/2049[d]	22,484,688	1.4%
19,650,000	4.000%, 7/1/2049[d]	20,304,360	1.3%
	Government National Mortgage Association Conventional 30-Yr. Pass Through
5,000,000	4.500%, 7/1/2049[d]	5,211,621	0.3%

	Total	70,763,735

Technology (3.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,647,716	0.3%
	Diamond 1 Finance Corporation
5,425,000	6.020%, 6/15/2026[c]	5,982,616	0.4%
	Other Securities^	49,962,853	3.1%

	Total	60,593,185

Transportation (1.3%)
	Boeing Company
5,200,000	3.600%, 5/1/2034	5,424,232	0.3%
	Other Securities^	15,982,240	1.0%

	Total	21,406,472

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value	% of Net Assets
U.S. Government & Agencies (6.2%)
	U.S. Treasury Bonds
$5,150,000	2.250%, 11/15/2027	$5,269,295	0.3%
9,500,000	2.750%, 2/15/2028	10,095,605	0.7%
7,750,000	2.875%, 5/15/2028	8,316,719	0.5%
9,000,000	2.875%, 8/15/2028	9,666,562	0.6%
8,000,000	2.375%, 5/15/2029	8,262,500	0.5%
17,400,000	3.000%, 2/15/2049	19,082,906	1.2%
3,000,000	3.125%, 5/15/2048	3,361,758	0.2%
	U.S. Treasury Notes
7,130,000	2.125%, 12/31/2022	7,224,974	0.5%
6,500,000	2.375%, 2/29/2024	6,680,020	0.4%
20,000,000	2.250%, 4/30/2024	20,444,531	1.3%

	Total	98,404,870

Utilities (7.9%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,550,152	0.3%
	Consolidated Edison Company of New York, Inc.
4,750,000	4.125%, 5/15/2049	5,114,568	0.3%
	Edison International
5,000,000	5.750%, 6/15/2027	5,368,168	0.3%
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,301,935	0.3%
	Southern California Edison Company
5,350,000	4.125%, 3/1/2048	5,387,501	0.3%
	Southern Company
7,630,000	3.250%, 7/1/2026	7,745,918	0.5%
	Other Securities^	92,610,195	5.9%

	Total	126,078,437

	Total Long-Term Fixed Income (cost $1,410,782,660)	1,477,855,378

Shares	Registered Investment Companies (0.8%)
Unaffiliated (0.8%)
65,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,084,050	0.5%
60,000	Vanguard Short-Term Corporate Bond ETF	4,840,800	0.3%

	Total	12,924,850

	Total Registered Investment Companies (cost $12,084,546)	12,924,850

	Preferred Stock (0.1%)
Financials (0.1%)
	Other Securities^	2,345,625	0.1%

	Total	2,345,625

	Total Preferred Stock (cost $2,250,000)	2,345,625

	Common Stock (<0.1%)
Financials (<0.1%)
	Other Securities^	0	<0.1%

	Total	0

	Total Common Stock (cost $—)	0

	Collateral Held for Securities Loaned (0.3%)
4,150,458	Thrivent Cash Management Trust	4,150,458	0.3%

	Total Collateral Held for Securities Loaned (cost $4,150,458)	4,150,458

Shares or Principal Amount	Short-Term Investments (8.5%)
	Thrivent Core Short-Term Reserve Fund
13,632,161	2.590%	136,321,605	8.5%
	Other Securities^	498,895	<0.1%

	Total Short-Term Investments (cost $136,820,354)	136,820,500

	Total Investments (cost $1,589,956,203) 103.6%	$1,657,521,508

	Other Assets and Liabilities, Net (3.6%)	(57,991,618)

	Total Net Assets 100.0%	$1,599,529,890

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $239,187,701 or 15.0% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$4,013,712

Total lending	$4,013,712
Gross amount payable upon return of collateral for securities loaned	$4,150,458

Net amounts due to counterparty	$136,746

Definitions:

ETF	-	Exchange Traded Fund

Reference Rate Index:

LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$71,159,349
Gross unrealized depreciation	(5,061,731)

Net unrealized appreciation (depreciation)	$66,097,618
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,571,841,921

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	594,485	—	97,391	497,094
Capital Goods	2,019,299	—	2,019,299	—
Communications Services	5,091,492	—	4,419,867	671,625
Consumer Cyclical	3,190,441	—	2,599,933	590,508
Consumer Non-Cyclical	5,255,393	—	5,255,393	—
Energy	1,401,073	—	1,401,073	—
Financials	3,714,779	—	3,714,779	—
Technology	1,466,247	—	1,466,247	—
Utilities	691,488	—	—	691,488
Long-Term Fixed Income
Asset-Backed Securities	17,958,289	—	17,958,289	—
Basic Materials	49,621,853	—	49,621,853	—
Capital Goods	47,564,242	—	47,564,242	—
Collateralized Mortgage Obligations	2,284,999	—	2,284,999	—
Communications Services	133,205,910	—	133,205,910	—
Consumer Cyclical	73,871,657	—	73,871,657	—
Consumer Non-Cyclical	178,724,132	—	178,724,132	—
Energy	147,966,808	—	147,966,808	—
Financials^	429,211,199	—	429,211,199	0
Foreign Government	20,199,590	—	20,199,590	—
Mortgage-Backed Securities	70,763,735	—	70,763,735	—
Technology	60,593,185	—	60,593,185	—
Transportation	21,406,472	—	21,406,472	—
U.S. Government & Agencies	98,404,870	—	98,404,870	—
Utilities	126,078,437	—	126,078,437	—
Registered Investment Companies
Unaffiliated	12,924,850	12,924,850	—	—
Preferred Stock
Financials	2,345,625	—	2,345,625	—
Common Stock
Financials^	0	—	—	0
Short-Term Investments	498,895	—	498,895	—

Subtotal Investments in Securities	$1,517,049,445	$12,924,850	$1,501,673,880	$2,450,715

Other Investments *	Total
Affiliated Short-Term Investments	136,321,605
Collateral Held for Securities Loaned	4,150,458

Subtotal Other Investments	$140,472,063

Total Investments at Value	$1,657,521,508

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,080,826	1,080,826	—	—

Total Asset Derivatives	$1,080,826	$1,080,826	$—	$—

Liability Derivatives
Futures Contracts	639,794	639,794	—	—

Total Liability Derivatives	$639,794	$639,794	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Income Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $498,895 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	206	September 2019	$30,971,486	$1,080,826

Total Futures Long Contracts			$30,971,486	$1,080,826

CBOT 5-Yr. U.S. Treasury Note	(437)	September 2019	($50,994,487)	($639,794)

Total Futures Short Contracts			($50,994,487)	($639,794)

Total Futures Contracts			($20,023,001)	$441,032

Reference Description:

CBOT	-	Chicago Board of Trade

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$1,080,826
Total Interest Rate Contracts		1,080,826

Total Asset Derivatives		$1,080,826

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	639,794
Total Interest Rate Contracts		639,794

Total Liability Derivatives		$639,794

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(163,487)
Total Interest Rate Contracts		(163,487)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	14,818
Total Credit Contracts		14,818

Total		($148,669)

The accompanying Notes to Financial Statements are an integral part of this schedule.

INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,200,859
Total Interest Rate Contracts		1,200,859
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	236,518
Total Credit Contracts		236,518

Total		$1,437,377

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$30,544,823
Futures - Short	(59,017,627)
Credit Contracts
Credit Default Swaps - Buy Protection	(56,786)
Credit Default Swaps - Sell Protection	58,356

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$102,835	$216,317	$182,830	$136,322	13,632	8.5%

Total Affiliated Short-Term Investments	102,835			136,322		8.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	13,566	45,773	55,189	4,150	4,150	0.3

Total Collateral Held for Securities Loaned	13,566			4,150		0.3

Total Value	$116,401			$140,472

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$1,840

Total Income from Affiliated Investments				$1,840

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	22

Total Affiliated Income from Securities Loaned, Net				$22

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value	% of Net Assets
Argentina (<0.1%)
	Other Securities^	$363,804	<0.1%

	Total	363,804

Australia (4.1%)
332,299	BHP Group, Ltd.	9,659,456	0.5%
86,764	CSL, Ltd.	13,138,143	0.7%
120,174	Rio Tinto, Ltd.	8,799,771	0.5%
	Other Securities^	43,552,732	2.4%

	Total	75,150,102

Austria (0.1%)
	Other Securities^	2,325,936	0.1%

	Total	2,325,936

Belgium (0.4%)
	Other Securities^	6,518,548	0.4%

	Total	6,518,548

Bermuda (0.1%)
	Other Securities^	896,048	0.1%

	Total	896,048

Brazil (0.8%)
	Other Securities^	15,242,777	0.8%

	Total	15,242,777

Canada (3.6%)
185,090	CGI, Inc.[a]	14,229,973	0.8%
734,665	CI Financial Corporation	11,971,861	0.6%
222,142	Toronto-Dominion Bank	12,980,265	0.7%
	Other Securities^	27,133,497	1.5%

	Total	66,315,596

Cayman Islands (1.7%)
60,043	Alibaba Group Holding, Ltd. ADR[a]	10,174,286	0.6%
247,924	Tencent Holdings, Ltd.	11,215,938	0.6%
	Other Securities^	9,211,240	0.5%

	Total	30,601,464

Chile (0.1%)
	Other Securities^	2,054,123	0.1%

	Total	2,054,123

China (1.2%)
	Other Securities^	21,838,242	1.2%

	Total	21,838,242

Colombia (<0.1%)
	Other Securities^	257,037	<0.1%

	Total	257,037

Denmark (3.4%)
80,173	DSV AS	7,894,635	0.4%
482,868	Novo Nordisk AS	24,663,549	1.4%
	Other Securities^	28,728,379	1.6%

	Total	61,286,563

Egypt (<0.1%)
	Other Securities^	142,601	<0.1%

	Total	142,601

Faroe Islands (<0.1%)
	Other Securities^	526,964	<0.1%

	Total	526,964

Finland (0.9%)
340,969	UPM-Kymmene Oyj	9,072,177	0.5%
	Other Securities^	6,525,234	0.4%

	Total	15,597,411

France (4.7%)
13,722	Kering SA	8,099,041	0.5%
227,217	Klepierre SA	7,612,428	0.4%
187,638	Legrand SA	13,719,254	0.8%
27,508	LVMH Moet Hennessy Louis
	Vuitton SE	11,694,355	0.6%
163,528	Schneider Electric SE	14,796,488	0.8%
	Other Securities^	29,955,221	1.6%

	Total	85,876,787

Germany (3.5%)
63,316	Allianz SE	15,270,318	0.8%
72,129	Deutsche Boerse AG	10,182,451	0.6%
	Other Securities^	38,512,749	2.1%

	Total	63,965,518

Greece (<0.1%)
	Other Securities^	579,682	<0.1%

	Total	579,682

Hong Kong (0.8%)
	Other Securities^	15,007,261	0.8%

	Total	15,007,261

Hungary (<0.1%)
	Other Securities^	230,584	<0.1%

	Total	230,584

India (1.1%)
	Other Securities^	19,317,640	1.1%

	Total	19,317,640

Indonesia (0.3%)
	Other Securities^	6,022,723	0.3%

	Total	6,022,723

Ireland (0.1%)
	Other Securities^	2,068,178	0.1%

	Total	2,068,178

Israel (1.1%)
2,465,662	Israel Discount Bank, Ltd.	10,053,489	0.6%
	Other Securities^	10,765,252	0.5%

	Total	20,818,741

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value	% of Net Assets
Italy (2.1%)
505,840	Eni SPA	$8,410,768	0.5%
228,425	Recordati SPA	9,520,823	0.5%
	Other Securities^	19,890,271	1.1%

	Total	37,821,862

Japan (20.6%)
46,500	Canon Electronics, Inc.	782,455	0.1%
23,300	Canon Marketing Japan, Inc.	509,738	<0.1%
601,456	Canon, Inc.[b]	17,612,480	1.0%
188,300	Denso Corporation	7,939,878	0.5%
957,900	Japan Tobacco, Inc.	21,115,641	1.2%
802,737	JFE Holdings, Inc.	11,820,154	0.6%
532,200	KDDI Corporation	13,542,727	0.8%
785,496	Nippon Steel Corporation	13,518,421	0.7%
2,701,105	Nissan Motor Company, Ltd.	19,346,581	1.1%
499,100	Sumitomo Corporation	7,580,369	0.4%
947,700	Sumitomo Electric Industries, Ltd.	12,474,211	0.7%
443,302	Sundrug Company, Ltd.	12,022,640	0.7%
	Other Securities^	238,540,469	12.8%

	Total	376,805,764

Jersey (0.1%)
	Other Securities^	2,060,849	0.1%

	Total	2,060,849

Luxembourg (0.1%)
	Other Securities^	2,217,151	0.1%

	Total	2,217,151

Malaysia (0.1%)
	Other Securities^	2,492,347	0.1%

	Total	2,492,347

Mexico (0.3%)
	Other Securities^	6,136,496	0.3%

	Total	6,136,496

Netherlands (4.0%)
39,252	ASML Holding NV	8,167,945	0.4%
249,076	Koninklijke Philips NV	10,828,816	0.6%
392,593	Signify NVc	11,606,857	0.6%
276,558	Unilever NV	16,803,164	0.9%
	Other Securities^	24,695,450	1.5%

	Total	72,102,232

New Zealand (0.3%)
	Other Securities^	4,491,328	0.3%

	Total	4,491,328

Norway (1.6%)
615,873	DnB ASA	11,475,960	0.7%
	Other Securities^	17,247,894	0.9%

	Total	28,723,854

Panama (<0.1%)
	Other Securities^	53,199	<0.1%

	Total	53,199

Philippines (0.3%)
	Other Securities^	4,496,886	0.3%

	Total	4,496,886

Poland (0.1%)
	Other Securities^	876,960	0.1%

	Total	876,960

Portugal (<0.1%)
	Other Securities^	735,310	<0.1%

	Total	735,310

Russia (0.5%)
	Other Securities^	9,188,732	0.5%

	Total	9,188,732

Singapore (0.2%)
	Other Securities^	4,403,338	0.2%

	Total	4,403,338

South Africa (0.6%)
	Other Securities^	11,156,441	0.6%

	Total	11,156,441

South Korea (1.1%)
	Other Securities^	20,192,107	1.1%

	Total	20,192,107

Spain (2.8%)
282,818	Enagas SA	7,547,443	0.4%
1,122,990	Mediaset Espana Comunicacion SA	8,174,284	0.4%
	Other Securities^	36,058,568	2.0%

	Total	51,780,295

Sweden (1.6%)
	Other Securities^	28,454,780	1.6%

	Total	28,454,780

Switzerland (6.4%)
230,776	Nestle SA	23,890,449	1.3%
227,051	Novartis AG	20,727,889	1.1%
113,607	Roche Holding AG	31,944,910	1.7%
12,078	Roche Holding AG-BR	3,387,246	0.2%
38,069	Sonova Holding AG	8,664,451	0.5%
	Other Securities^	28,758,470	1.6%

	Total	117,373,415

Taiwan (1.1%)
1,184,515	Taiwan Semiconductor
	Manufacturing Company, Ltd.	9,059,626	0.5%
	Other Securities^	10,875,140	0.6%

	Total	19,934,766

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value	% of Net Assets
Thailand (0.3%)
	Other Securities^	$5,461,804	0.3%

	Total	5,461,804

Turkey (0.1%)
	Other Securities^	934,941	0.1%

	Total	934,941

United Kingdom (11.4%)
543,486	BHP Group plc	13,899,357	0.8%
894,956	GlaxoSmithKline plc	17,939,316	1.0%
14,554,743	Lloyds TSB Group plc	10,453,545	0.6%
548,638	Royal Dutch Shell plc, Class A	17,906,285	1.0%
601,943	Royal Dutch Shell plc, Class B	19,723,753	1.1%
238,644	Unilever plc	14,813,945	0.8%
	Other Securities^	112,654,775	6.1%

	Total	207,390,976

	Total Common Stock (cost $1,447,779,688)	1,528,290,163

Principal Amount	Long-Term Fixed Income (0.2%)
Venezuela (0.2%)
	Other Securities^	3,086,250	0.2%

	Total	3,086,250

	Total Long-Term Fixed Income (cost $7,583,707)	3,086,250

Shares	Preferred Stock (<0.1%)
South Korea (0.1%)
	Other Securities^	2,608,476	0.1%

	Total	2,608,476

	Total Preferred Stock (cost $1,252,778)	2,608,476

	Collateral Held for Securities Loaned (1.2%)
20,967,225	Thrivent Cash Management Trust	20,967,225	1.2%

	Total Collateral Held for Securities Loaned (cost $20,967,225)	20,967,225

Shares or Principal Amount	Short-Term Investments (15.0%)
	Federal Home Loan Bank Discount Notes
11,400,000	2.395%, 7/23/2019[d,e]	11,384,673	0.6%
10,200,000	2.210% - 2.410%, 7/10/2019 - 9/5/2019[d,e]	10,191,801	0.6%
	Thrivent Core Short-Term Reserve Fund
25,236,897	2.590%	$252,368,969	13.8%

	Total Short-Term Investments ($273,940,577)	273,945,443

	Total Investments (cost $1,751,523,975) 100.2%	$1,828,897,557

	Other Assets and Liabilities, Net (0.2%)	(3,486,822)

	Total Net Assets 100.0%	$1,825,410,735

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $41,196,013 or 2.3% of total net assets.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$19,965,047

Total lending	$19,965,047
Gross amount payable upon return of collateral for securities loaned	$20,967,225

Net amounts due to counterparty	$1,002,178

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$140,523,873
Gross unrealized depreciation	(68,186,432)

Net unrealized appreciation (depreciation)	$72,337,441
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$2,111,612,746

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing International Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	77,145,805	2,554,673	74,591,131	1
Consumer Discretionary	182,629,706	13,105,298	169,524,408	—
Consumer Staples	141,042,167	2,880,538	138,161,629	—
Energy	71,732,607	4,084,335	67,648,272	—
Financials	263,242,585	8,038,542	255,203,340	703
Health Care	205,350,301	—	205,350,301	—
Industrials	217,823,389	1,234,352	216,589,037	—
Information Technology	155,153,231	1,020,148	154,133,083	—
Materials	130,909,928	2,636,072	128,273,856	—
Real Estate	61,451,114	—	61,451,114	—
Utilities	21,809,330	145,560	21,663,770	—
Long-Term Fixed Income
Energy	3,086,250	—	3,086,250	—
Preferred Stock
Information Technology	2,608,476	—	2,608,476	—
Short-Term Investments	21,576,474	—	21,576,474	—

Subtotal Investments in Securities	$1,555,561,363	$35,699,518	$1,519,861,141	$704

Other Investments *	Total
Affiliated Short-Term Investments	252,368,969
Collateral Held for Securities Loaned	20,967,225

Subtotal Other Investments	$273,336,194

Total Investments at Value	$1,828,897,557

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,011,349	5,011,349	—	—

Total Asset Derivatives	$5,011,349	$5,011,349	$—	$—

Liability Derivatives
Futures Contracts	1,463,503	1,463,503	—	—

Total Liability Derivatives	$1,463,503	$1,463,503	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents International Allocation Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $20,897,910 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME Euro Foreign Exchange Currency	856	September 2019	$122,027,712	$449,838
Eurex Euro STOXX 50 Index	4,169	September 2019	160,782,169	3,288,979
FTSE 100 Index	9	September 2019	831,792	10,626
HKG Hang Seng Index	1	July 2019	179,984	2,467
ICE mini MSCI EAFE Index	1,038	September 2019	98,573,089	1,246,181
SFE S&P ASX Share Price Index 200	4	September 2019	454,696	5,779
SGX MSCI Singapore Index	4	July 2019	110,762	1,034
TSE Tokyo Price Index	7	September 2019	1,000,557	6,445

Total Futures Long Contracts			$383,960,761	$5,011,349

ICE US mini MSCI Emerging Markets Index	(644)	September 2019	($32,455,977)	($1,463,503)

Total Futures Short Contracts			($32,455,977)	($1,463,503)

Total Futures Contracts			$351,504,784	$3,547,846

Reference Description:

ASX	- Australian Securities Exchange
CME	- Chicago Mercantile Exchange
EAFE	- Europe, Australasia and Far East
FTSE	- Financial Times Stock Exchange
HKG	- Hong Kong Stock Exchange
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor’s
SFE	- Sydney Futures Exchange
SGX	- Singapore Stock Exchange
TSE	- Tokyo Stock Exchange

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for International Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$449,838
Total Foreign Exchange Contracts		449,838
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	4,561,511
Total Equity Contracts		4,561,511

Total Asset Derivatives		$5,011,349

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	1,463,503
Total Equity Contracts		1,463,503

Total Liability Derivatives		$1,463,503

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for International Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	4,078,574
Total Return Swaps	Net realized gains/(losses) on Swap agreements	(80)
Total Equity Contracts		4,078,494
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	652,158
Forward Contracts	Net realized gains/(losses) on Foreign currency forward contracts	384,000
Total Foreign Exchange Contracts		1,036,158
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	557,987
Total Interest Rate Contracts		557,987

Total		$5,672,639

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for International Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	449,838
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	31,296
Total Foreign Exchange Contracts		481,134
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	3,048,174
Total Equity Contracts		3,048,174
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(571,500)
Total Interest Rate Contracts		(571,500)

Total		$2,957,808

The following table presents International Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$171,412,979
Futures - Short	(68,530,299)
Total Return Swaps	55
Interest Rate Contracts
Futures - Long	25,871,481
Futures - Short	(27,541,044)
Foreign Exchange Contracts
Contracts Purchased	28,551,027
Contracts Sold	(35,818,682)
Futures - Long	40,446,299

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$29,341	$623,331	$400,303	$252,369	25,237	13.8%

Total Affiliated Short-Term Investments	29,341			252,369		13.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,299	153,913	142,245	20,967	20,967	1.2

Total Collateral Held for Securities Loaned	9,299			20,967		1.2

Total Value	$38,640			$273,336

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$1,555

Total Income from Affiliated Investments				$1,555

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	311

Total Affiliated Income from Securities Loaned, Net				$311

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (98.2%)	Value
Communications Services (14.5%)
381,728	Activision Blizzard, Inc.	$18,017,562
83,078	Alphabet, Inc., Class Aa	89,956,858
327,259	Facebook, Inc.[a]	63,160,987
549,335	Tencent Holdings, Ltd., ADR	24,862,902
50,456	Walt Disney Company	7,045,676

	Total	203,043,985

Consumer Discretionary (18.3%)
62,853	Amazon.com, Inc.[a]	119,020,326
14,056	Booking Holdings, Inc.[a]	26,350,924
30,902	Home Depot, Inc.	6,426,689
109,212	Netflix, Inc.[a]	40,115,752
505,635	NIKE, Inc.	42,448,058
258,805	Starbucks Corporation	21,695,623

	Total	256,057,372

Consumer Staples (2.9%)
99,145	Church & Dwight Company, Inc.	7,243,533
304,547	Monster Beverage Corporation[a]	19,439,235
174,690	Philip Morris International, Inc.	13,718,406

	Total	40,401,174

Energy (0.6%)
55,587	Pioneer Natural Resources Company	8,552,616

	Total	8,552,616

Financials (5.6%)
552,723	Bank of America Corporation	16,028,967
369,161	Charles Schwab Corporation	14,836,580
327,223	Intercontinental Exchange, Inc.	28,121,545
83,819	S&P Global, Inc.	19,093,130

	Total	78,080,222

Health Care (14.7%)
332,021	Abbott Laboratories	27,922,966
111,097	Edwards Lifesciences Corporation[a]	20,524,060
60,157	Illumina, Inc.[a]	22,146,800
57,035	Intuitive Surgical, Inc.[a]	29,917,709
85,848	Thermo Fisher Scientific, Inc.	25,211,841
120,912	UnitedHealth Group, Inc.	29,503,737
94,639	Vertex Pharmaceuticals, Inc.[a]	17,354,900
293,299	Zoetis, Inc.	33,286,503

	Total	205,868,516

Industrials (4.8%)
164,213	Honeywell International, Inc.	28,669,948
45,565	Lockheed Martin Corporation	16,564,700
114,156	Norfolk Southern Corporation	22,754,715

	Total	67,989,363

Information Technology (35.6%)
315,434	Apple, Inc.	62,430,697
34,486	Arista Networks, Inc.[a]	8,953,255
321,106	Cisco Systems, Inc.	17,574,131
118,305	Fiserv, Inc.[a]	10,784,684
67,600	Intuit, Inc.	17,665,908
211,246	MasterCard, Inc.	55,880,904
809,539	Microsoft Corporation	108,445,844
98,465	NVIDIA Corporation	16,170,907
382,237	PayPal Holdings, Inc.[a]	43,750,847
213,357	Salesforce.com, Inc.[a]	32,372,658
80,868	Splunk, Inc.[a]	10,169,151
148,375	Square, Inc.[a]	10,761,639
422,170	Visa, Inc.	73,267,604
53,950	Workday, Inc.[a]	11,091,041
159,031	Xilinx, Inc.	18,752,936

	Total	498,072,206

Materials (0.3%)
18,411	Ecolab, Inc.	3,635,068

	Total	3,635,068

Real Estate (0.9%)
62,415	American Tower Corporation	12,760,747

	Total	12,760,747

	Total Common Stock (cost $905,629,082)	1,374,461,269

	Short-Term Investments (1.9%)
	Thrivent Core Short-Term Reserve Fund
2,687,086	2.590%	26,870,856

	Total Short-Term Investments (cost $26,870,856)	26,870,856

	Total Investments (cost $932,499,938) 100.1%	$1,401,332,125

	Other Assets and Liabilities, Net (0.1%)	(702,512)

	Total Net Assets 100.0%	$1,400,629,613

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$481,426,389
Gross unrealized depreciation	(13,133,748)

Net unrealized appreciation (depreciation)	$468,292,641
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$933,039,484

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	203,043,985	203,043,985	—	—
Consumer Discretionary	256,057,372	256,057,372	—	—
Consumer Staples	40,401,174	40,401,174	—	—
Energy	8,552,616	8,552,616	—	—
Financials	78,080,222	78,080,222	—	—
Health Care	205,868,516	205,868,516	—	—
Industrials	67,989,363	67,989,363	—	—
Information Technology	498,072,206	498,072,206	—	—
Materials	3,635,068	3,635,068	—	—
Real Estate	12,760,747	12,760,747	—	—

Subtotal Investments in Securities	$1,374,461,269	$1,374,461,269	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	26,870,856

Subtotal Other Investments	$26,870,856

Total Investments at Value	$1,401,332,125

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$11,249	$76,380	$60,758	$26,871	2,687	1.9%

Total Affiliated Short-Term Investments	11,249			26,871		1.9

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	—	327	327	—	—	—

Total Collateral Held for Securities Loaned	—			—		—

Total Value	$11,249			$26,871

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$300

Total Income from Affiliated Investments				$300

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value	% of Net Assets
Communications Services (9.5%)
13,557	Alphabet, Inc., Class Aa	$14,679,520	1.3%
13,876	Alphabet, Inc., Class Ca	14,998,707	1.4%
330,418	AT&T, Inc.	11,072,307	1.0%
205,067	Comcast Corporation	8,670,233	0.8%
108,776	Facebook, Inc.[a]	20,993,768	1.9%
187,245	Verizon Communications, Inc.	10,697,307	1.0%
79,037	Walt Disney Company	11,036,727	1.0%
	Other Securities^	13,036,862	1.1%

	Total	105,185,431

Consumer Discretionary (10.8%)
18,724	Amazon.com, Inc.[a]	35,456,328	3.2%
49,816	Home Depot, Inc.	10,360,234	0.9%
34,570	McDonald’s Corporation	7,178,806	0.7%
19,795	Netflix, Inc.[a]	7,271,099	0.7%
	Other Securities^	59,905,812	5.3%

	Total	120,172,279

Consumer Staples (7.2%)
173,834	Coca-Cola Company	8,851,627	0.8%
19,912	Costco Wholesale Corporation	5,261,945	0.5%
63,468	PepsiCo, Inc.	8,322,559	0.7%
70,439	Philip Morris International, Inc.	5,531,575	0.5%
113,565	Procter & Gamble Company	12,452,402	1.1%
63,332	Wal-Mart Stores, Inc.	6,997,553	0.6%
	Other Securities^	32,920,244	3.0%

	Total	80,337,905

Energy (5.0%)
86,245	Chevron Corporation	10,732,328	1.0%
191,563	Exxon Mobil Corporation	14,679,473	1.3%
	Other Securities^	30,302,759	2.7%

	Total	55,714,560

Financials (13.1%)
400,351	Bank of America Corporation	11,610,179	1.0%
87,734	Berkshire Hathaway, Inc.[a]	18,702,257	1.7%
104,697	Citigroup, Inc.	7,331,931	0.7%
146,871	J.P. Morgan Chase & Company	16,420,178	1.5%
183,134	Wells Fargo & Company	8,665,901	0.8%
	Other Securities^	82,347,503	7.4%

	Total	145,077,949

Health Care (14.2%)
79,874	Abbott Laboratories	6,717,403	0.6%
27,615	Amgen, Inc.	5,088,892	0.5%
120,208	Johnson & Johnson	16,742,570	1.5%
60,700	Medtronic plc	5,911,573	0.5%
116,567	Merck & Company, Inc.	9,774,143	0.9%
251,359	Pfizer, Inc.	10,888,872	1.0%
18,137	Thermo Fisher Scientific, Inc.	5,326,474	0.5%
43,027	UnitedHealth Group, Inc.	10,499,018	0.9%
	Other Securities^	85,981,608	7.8%

	Total	156,930,553

Industrials (9.9%)
23,673	Boeing Company	8,617,209	0.8%
32,949	Honeywell International, Inc.	5,752,566	0.5%
24,574	Linde Public Limited Company	4,934,459	0.4%
32,047	Union Pacific Corporation	5,419,468	0.5%
	Other Securities^	84,855,546	7.7%

	Total	109,579,248

Information Technology (21.4%)
28,878	Accenture plc	5,335,788	0.5%
22,092	Adobe, Inc.[a]	6,509,408	0.6%
197,899	Apple, Inc.	39,168,170	3.5%
17,922	Broadcom, Ltd.	5,159,027	0.5%
193,811	Cisco Systems, Inc.	10,607,276	1.0%
202,604	Intel Corporation	9,698,653	0.9%
40,091	International Business Machines Corporation	5,528,549	0.5%
40,668	MasterCard, Inc.	10,757,906	1.0%
346,935	Microsoft Corporation	46,475,413	4.2%
109,862	Oracle Corporation	6,258,838	0.6%
53,195	PayPal Holdings, Inc.[a]	6,088,700	0.5%
35,158	Salesforce.com, Inc.[a]	5,334,523	0.5%
42,477	Texas Instruments, Inc.	4,874,661	0.4%
78,733	Visa, Inc.	13,664,112	1.2%
	Other Securities^	62,017,122	5.5%

	Total	237,478,146

Materials (2.3%)
	Other Securities^	24,990,078	2.3%

	Total	24,990,078

Real Estate (3.0%)
	Other Securities^	33,699,682	3.0%

	Total	33,699,682

Utilities (3.3%)
	Other Securities^	36,519,855	3.3%

	Total	36,519,855

	Total Common Stock (cost $635,437,241)	1,105,685,686

	Collateral Held for Securities Loaned (0.2%)
1,470,375	Thrivent Cash Management Trust	1,470,375	0.2%

	Total Collateral Held for Securities Loaned (cost $1,470,375)	1,470,375

Shares or Principal Amount	Short-Term Investments (0.3%)
	Thrivent Core Short-Term Reserve Fund
298,389	2.590%	2,983,893	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (0.3%)	Value	% of Net Assets
	Other Securities^	$499,424	<0.1%

	Total Short-Term Investments (cost $3,483,214)	3,483,317

	Total Investments (cost $640,390,830) 100.2%	$1,110,639,378

	Other Assets and Liabilities, Net (0.2%)	(1,828,974)

	Total Net Assets 100.0%	$1,108,810,404

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$1,463,092

Total lending	$1,463,092
Gross amount payable upon return of collateral for securities loaned	$1,470,375

Net amounts due to counterparty	$7,283

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$475,606,064
Gross unrealized depreciation	(21,788,203)

Net unrealized appreciation (depreciation)	$453,817,861
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$659,324,087

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	105,185,431	105,185,431	—	—
Consumer Discretionary	120,172,279	120,172,279	—	—
Consumer Staples	80,337,905	80,337,905	—	—
Energy	55,714,560	55,714,560	—	—
Financials	145,077,949	145,077,949	—	—
Health Care	156,930,553	156,930,553	—	—
Industrials	109,579,248	109,579,248	—	—
Information Technology	237,478,146	237,478,146	—	—
Materials	24,990,078	24,990,078	—	—
Real Estate	33,699,682	33,699,682	—	—
Utilities	36,519,855	36,519,855	—	—
Short-Term Investments	499,424	—	499,424	—

Subtotal Investments in Securities	$1,106,185,110	$1,105,685,686	$499,424	$—

Other Investments *	Total
Affiliated Short-Term Investments	2,983,893
Collateral Held for Securities Loaned	1,470,375

Subtotal Other Investments	$4,454,268

Total Investments at Value	$1,110,639,378

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,180	19,180	—	—

Total Asset Derivatives	$19,180	$19,180	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Large Cap Index Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $499,424 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P 500 Index	17	September 2019	$2,483,390	$19,180

Total Futures Long Contracts			$2,483,390	$19,180

Total Futures Contracts			$2,483,390	$19,180

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$19,180
Total Equity Contracts		19,180

Total Asset Derivatives		$19,180

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	504,507
Total Equity Contracts		504,507

Total		$504,507

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(10,875)
Total Equity Contracts		(10,875)

Total		($10,875)

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$5,289,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$635	$30,480	$28,131	$2,984	298	0.3%

Total Affiliated Short-Term Investments	635			2,984		0.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	431	17,453	16,414	1,470	1,470	0.2

Total Collateral Held for Securities Loaned	431			1,470		0.2

Total Value	$1,066			$4,454

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$66

Total Income from Affiliated Investments				$66

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	38

Total Affiliated Income from Securities Loaned, Net				$38

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (97.8%)	Value
Communications Services (8.4%)
19,030	Alphabet, Inc.[a]	$20,569,717
202,454	CBS Corporation	10,102,454
1,011,070	Comcast Corporation	42,748,040
1,102,944	Verizon Communications, Inc.	63,011,191

	Total	136,431,402

Consumer Discretionary (5.1%)
166,542	Aptiv plc	13,461,590
213,046	D.R. Horton, Inc.	9,188,674
349,237	Harley-Davidson, Inc.	12,513,162
397,710	Lowe’s Companies, Inc.	40,132,916
55,520	Mohawk Industries, Inc.[a]	8,187,534

	Total	83,483,876

Consumer Staples (3.2%)
86,800	Kimberly-Clark Corporation	11,568,704
364,761	Wal-Mart Stores, Inc.	40,302,443

	Total	51,871,147

Energy (9.0%)
523,401	BP plc ADR	21,825,822
447,035	Chevron Corporation	55,629,036
457,950	Halliburton Company	10,413,783
1,398,901	Marathon Oil Corporation	19,878,383
358,940	Marathon Petroleum Corporation	20,057,567
125,570	Pioneer Natural Resources Company	19,320,200

	Total	147,124,791

Financials (25.5%)
365,920	Aflac, Inc.	20,056,075
201,150	American International Group, Inc.	10,717,272
2,574,627	Bank of America Corporation	74,664,183
485,950	Blackstone Group, LP	21,585,899
307,830	Capital One Financial Corporation	27,932,494
112,730	Chubb, Ltd.	16,604,002
938,900	Citigroup, Inc.	65,751,167
135,550	Comerica, Inc.	9,846,352
946,930	Fifth Third Bancorp	26,419,347
35,450	Goldman Sachs Group, Inc.	7,253,070
168,070	Hartford Financial Services Group, Inc.	9,364,860
766,180	Huntington Bancshares, Inc.	10,588,608
205,750	J.P. Morgan Chase & Company	23,002,850
320,640	MetLife, Inc.	15,926,189
268,000	Morgan Stanley	11,741,080
104,850	Prudential Financial, Inc.	10,589,850
205,390	Raymond James Financial, Inc.	17,365,725
98,940	State Street Corporation	5,546,576
312,610	U.S. Bancorp	16,380,764
329,010	Zions Bancorporations NA	15,127,880

	Total	416,464,243

Health Care (15.2%)
23,132	Biogen, Inc.[a]	5,409,881
46,982	Cigna Holding Company	7,402,014
490,227	CVS Health Corporation	26,712,469
462,640	Gilead Sciences, Inc.	31,255,958
298,720	Johnson & Johnson	41,605,722
366,570	Medtronic plc	35,700,252
696,550	Merck & Company, Inc.	58,405,718
498,270	Pfizer, Inc.	21,585,056
84,547	UnitedHealth Group, Inc.	20,630,314

	Total	248,707,384

Industrials (11.5%)
37,060	Boeing Company	13,490,211
155,130	CSX Corporation	12,002,408
438,410	Delta Air Lines, Inc.	24,879,767
176,603	Honeywell International, Inc.	30,833,118
210,700	Ingersoll-Rand plc	26,689,369
310,420	Johnson Controls International plc	12,823,450
77,910	Norfolk Southern Corporation	15,529,800
48,900	Parker Hannifin Corporation	8,313,489
42,544	United Parcel Service, Inc.	4,393,519
300,820	United Technologies Corporation	39,166,764

	Total	188,121,895

Information Technology (15.4%)
93,250	Apple, Inc.	18,456,040
1,818,340	Cisco Systems, Inc.	99,517,748
538,160	Microsoft Corporation	72,091,914
380,260	Oracle Corporation	21,663,412
162,030	QUALCOMM, Inc.	12,325,622
242,780	Texas Instruments, Inc.	27,861,433

	Total	251,916,169

Materials (3.0%)
367,240	Alcoa Corporation[a]	8,597,088
375,920	CF Industries Holdings, Inc.	17,559,223
293,471	Eastman Chemical Company	22,840,848

	Total	48,997,159

Utilities (1.5%)
497,374	Exelon Corporation	23,844,110

	Total	23,844,110

	Total Common Stock (cost $1,098,046,842)	1,596,962,176

	Short-Term Investments (2.3%)
	Thrivent Core Short-Term Reserve Fund
3,807,519	2.590%	38,075,185

	Total Short-Term Investments (cost $38,075,186)	38,075,185

	Total Investments (cost $1,136,122,028) 100.1%	$1,635,037,361

	Other Assets and Liabilities, Net (0.1%)	(2,309,132)

	Total Net Assets 100.0%	$1,632,728,229

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$538,623,387
Gross unrealized depreciation	(39,406,944)

Net unrealized appreciation (depreciation)	$499,216,443
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,135,820,918

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	136,431,402	136,431,402	—	—
Consumer Discretionary	83,483,876	83,483,876	—	—
Consumer Staples	51,871,147	51,871,147	—	—
Energy	147,124,791	147,124,791	—	—
Financials	416,464,243	416,464,243	—	—
Health Care	248,707,384	248,707,384	—	—
Industrials	188,121,895	188,121,895	—	—
Information Technology	251,916,169	251,916,169	—	—
Materials	48,997,159	48,997,159	—	—
Utilities	23,844,110	23,844,110	—	—

Subtotal Investments in Securities	$1,596,962,176	$1,596,962,176	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	38,075,185

Subtotal Other Investments	$38,075,185

Total Investments at Value	$1,635,037,361

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$29,615	$39,651	$31,191	$38,075	3,808	2.3%

Total Affiliated Short-Term Investments	29,615			38,075		2.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,390	22,950	25,340	—	—	—

Total Collateral Held for Securities Loaned	2,390			—		—

Total Value	$32,005			$38,075

The accompanying Notes to Financial Statements are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$556

Total Income from Affiliated Investments				$556

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (0.4%)	Value	% of Net Assets
Basic Materials (<0.1%)
	Other Securities^	$142,735	<0.1%

	Total	142,735

Capital Goods (<0.1%)
	Other Securities^	253,521	<0.1%

	Total	253,521

Communications Services (0.1%)
	Other Securities^	612,054	0.1%

	Total	612,054

Consumer Cyclical (0.1%)
	Other Securities^	609,403	0.1%

	Total	609,403

Consumer Non-Cyclical (0.1%)
	Other Securities^	1,104,180	0.1%

	Total	1,104,180

Energy (<0.1%)
	Other Securities^	293,085	<0.1%

	Total	293,085

Financials (0.1%)
	Other Securities^	502,939	0.1%

	Total	502,939

Technology (<0.1%)
	Other Securities^	453,240	<0.1%

	Total	453,240

	Total Bank Loans (cost $4,071,961)	3,971,157

	Long-Term Fixed Income (95.5%)
Asset-Backed Securities (21.6%)
	Ares XXXVII CLO, Ltd.
$3,400,000	3.767%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Ra,b	3,393,832	0.4%
	Assurant CLO III, Ltd.
4,500,000	3.822%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Aa,b	4,480,907	0.5%
	Benefit Street Partners CLO IV, Ltd.
4,800,000	3.842%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRa,b	4,801,080	0.5%
	Brazos Higher Education Authority, Inc.
3,925,234	3.321%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	3,925,298	0.4%
	CBAM, Ltd.
5,000,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Aa,b	5,004,770	0.5%
	Cedar Funding VI CLO, Ltd.
6,000,000	3.682%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARa,b	5,996,142	0.7%
	Garrison BSL CLO, Ltd.
5,000,000	3.558%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[a,b]	4,947,595	0.5%
	GM Financial Automobile Leasing Trust
6,500,000	3.080%, 12/20/2022, Ser. 2019-1, Class A4	6,597,839	0.7%
	Golub Capital Partners, Ltd.
6,000,000	3.742%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[a,b]	5,999,892	0.7%
	Invitation Homes Trust
4,428,501	3.494%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Aa,b	4,452,574	0.5%
	Marlette Funding Trust
3,772,515	3.440%, 4/16/2029, Ser. 2019-1A, Class Aa	3,804,448	0.4%
	Navient Private Education Loan Trust
4,000,000	2.820%, 2/15/2068, Ser. 2019-CA, Class A1[a]	4,023,980	0.4%
	Navient Student Loan Trust
3,466,151	3.154%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[a,b]	3,473,425	0.4%
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[a]	4,008,337	0.4%
	OZLM VIII, Ltd.
3,500,000	3.758%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRa,b	3,502,674	0.4%
	RCO Mortgage, LLC
6,574,645	4.458%, 10/25/2023, Ser. 2018-2, Class A1[a,c]	6,640,746	0.7%
	Santander Retail Auto Lease Trust
3,550,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[a]	3,547,538	0.4%
	SoFi Consumer Loan Program Trust
4,676,749	3.010%, 4/25/2028, Ser. 2019-2, Class Aa	4,706,509	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value	% of Net Assets
Asset-Backed Securities (21.6%) - continued
	Sound Point CLO XX, Ltd.
$4,000,000	3.686%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Aa,b	$3,954,944	0.4%
	Vericrest Opportunity Loan Trust
4,574,553	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Aa,c	4,617,309	0.5%
	Verizon Owner Trust
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Aa	5,494,030	0.6%
	World Financial Network Credit Card Master Trust
4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	4,096,755	0.5%
	Other Securities^	97,856,450	10.6%

	Total	199,327,074

Basic Materials (1.2%)
	Other Securities^	10,903,428	1.2%

	Total	10,903,428

Capital Goods (0.8%)
	Other Securities^	7,600,261	0.8%

	Total	7,600,261

Collateralized Mortgage Obligations (13.9%)
	Angel Oak Mortgage Trust I, LLC
3,519,113	3.258%, 4/27/2048, Ser. 2018-1, Class A1[a,b]	3,536,887	0.4%
	Civic Mortgage, LLC
4,090,767	4.349%, 11/25/2022, Ser. 2018-2, Class A1[a,c]	4,088,291	0.4%
	Credit Suisse Mortgage Capital Certificates
5,000,000	3.374%, (LIBOR 1M + 0.980%), 5/15/2036, Ser. 2019-ICE4, Class Aa,b	5,006,264	0.5%
	Eagle Re, Ltd.
3,500,000	3.654%, (LIBOR 1M + 1.250%), 4/25/2029, Ser. 2019-1, Class M1Aa,b	3,502,145	0.4%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
409,225	2.250%, 6/25/2025, Ser. 2010-58, Class PT	408,125	<0.1%
	FWD Securitization Trust
4,000,000	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[a,b,d]	3,999,686	0.4%
	GCAT 2019-NQM1 Trust
4,500,000	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[a,c]	4,522,173	0.5%
	GS Mortgage-Backed Securities Trust
4,728,021	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Aa	4,882,489	0.5%
	Homeward Opportunities Fund I Trust
4,754,235	3.454%, 1/25/2059, Ser. 2019-1, Class A1[a,b]	4,815,055	0.5%
	Legacy Mortgage Asset Trust
4,118,186	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[a]	4,183,547	0.5%
	RCO Mortgage, LLC
3,724,312	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[a,b]	3,789,426	0.4%
	Starwood Mortgage Residential Trust
3,486,893	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[a,b]	3,572,802	0.4%
	Verus Securitization Trust 2019-2
3,853,843	3.211%, 4/25/2059, Ser. 2019-2, Class A1[a,b]	3,883,701	0.4%
	Other Securities^	78,517,057	8.6%

	Total	128,707,648

Commercial Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,500,000	2.871%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,e	4,481,711	0.5%
	Federal National Mortgage Association - ACES
2,402,953	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	2,449,872	0.3%

	Total	6,931,583

Communications Services (1.8%)
	Other Securities^	16,983,346	1.8%

	Total	16,983,346

Consumer Cyclical (1.5%)
	Other Securities^	13,388,087	1.5%

	Total	13,388,087

Consumer Non-Cyclical (4.0%)
	Other Securities^	36,603,485	4.0%

	Total	36,603,485

Energy (3.0%)
	Other Securities^	27,661,292	3.0%

	Total	27,661,292

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value	% of Net Assets
Financials (12.4%)
	Other Securities^	$113,972,062	12.4%

	Total	113,972,062

Foreign Government (0.3%)
	Other Securities^	2,548,870	0.3%

	Total	2,548,870

Mortgage-Backed Securities (3.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$9,900,000	3.500%, 7/1/2034[f]	10,218,130	1.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,000,000	3.500%, 7/1/2049[f]	4,088,125	0.4%
13,425,000	4.000%, 7/1/2049[f]	13,872,063	1.5%
476,988	4.332%, (LIBOR 12M + 1.550%), 7/1/2043b	492,758	0.1%
460,041	4.431%, (LIBOR 12M + 1.493%), 1/1/2043b	473,742	0.1%
3,100,000	3.000%, 7/1/2049[f]	3,125,029	0.3%
	Other Securities^	3,126,973	0.3%

	Total	35,396,820

Technology (1.1%)
	Other Securities^	10,127,234	1.1%

	Total	10,127,234

Transportation (2.1%)
	Other Securities^	19,523,814	2.1%

	Total	19,523,814

U.S. Government & Agencies (24.5%)
	Federal Home Loan Bank
6,500,000	2.500%, 2/13/2024	6,697,125	0.7%
	Federal National Mortgage Association
6,000,000	2.875%, 9/12/2023	6,246,529	0.7%
	U.S. Treasury Bonds
10,750,000	2.625%, 2/15/2029	11,329,912	1.2%
4,285,000	2.250% - 5.500%, 11/15/2027 - 5/15/2046	4,715,989	0.6%
	U.S. Treasury Bonds, TIPS
2,766,350	0.125%, 1/15/2023	2,750,690	0.3%
	U.S. Treasury Notes
10,440,000	1.500%, 10/31/2019	10,418,794	1.1%
9,000,000	2.500%, 2/28/2021	9,098,437	1.0%
39,595,000	1.125%, 8/31/2021	39,061,396	4.2%
40,500,000	2.500%, 1/15/2022	41,253,047	4.5%
19,585,000	2.000%, 11/30/2022	19,755,604	2.1%
8,250,000	2.750%, 7/31/2023	8,573,555	0.9%
31,820,000	2.500%, 1/31/2024	32,850,421	3.6%
18,125,000	2.625%, 1/31/2026	18,974,609	2.1%
8,400,000	1.375% - 2.875%, 11/30/2019 - 7/31/2025	8,532,242	0.9%
	U.S. Treasury Notes, TIPS
5,927,130	0.125%, 4/15/2021	5,871,685	0.6%

	Total	226,130,035

Utilities (2.7%)
	Other Securities^	25,196,604	2.7%
	Total	25,196,604

	Total Long-Term Fixed Income (cost $870,419,297)	881,001,643

Shares	Preferred Stock (0.2%)
Financials (0.2%)
	Other Securities^	1,820,940	0.2%

	Total	1,820,940

	Total Preferred Stock (cost $1,821,600)	1,820,940

	Common Stock (<0.1%)
Energy (<0.1%)
	Other Securities^	491,211	<0.1%

	Total	491,211

	Total Common Stock (cost $793,888)	491,211

Shares or Principal Amount	Short-Term Investments (7.6%)
	Thrivent Core Short-Term Reserve Fund
6,889,820	2.590%	68,898,201	7.5%
	Other Securities^	998,533	0.1%

	Total Short-Term Investments (cost $69,896,496)	69,896,734

	Total Investments (cost $947,003,242) 103.7%	$957,181,685

	Other Assets and Liabilities, Net (3.7%)	(34,292,605)

	Total Net Assets 100.0%	$922,889,080

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $365,714,616 or 39.6% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	All or a portion of the security is insured or guaranteed.
f	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index: LIBOR 1M - ICE Libor USD Rate 1 Month LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,580,611
Gross unrealized depreciation	(5,302,212)

Net unrealized appreciation (depreciation)	$8,278,399
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$972,108,585

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	142,735	—	—	142,735
Capital Goods	253,521	—	253,521	—
Communications Services	612,054	—	432,954	179,100
Consumer Cyclical	609,403	—	426,970	182,433
Consumer Non-Cyclical	1,104,180	—	1,104,180	—
Energy	293,085	—	293,085	—
Financials	502,939	—	502,939	—
Technology	453,240	—	453,240	—
Long-Term Fixed Income
Asset-Backed Securities	199,327,074	—	199,327,074	—
Basic Materials	10,903,428	—	10,903,428	—
Capital Goods	7,600,261	—	7,600,261	—
Collateralized Mortgage Obligations	128,707,648	—	124,707,962	3,999,686
Commercial Mortgage-Backed Securities	6,931,583	—	6,931,583	—
Communications Services	16,983,346	—	16,983,346	—
Consumer Cyclical	13,388,087	—	13,388,087	—
Consumer Non-Cyclical	36,603,485	—	36,603,485	—
Energy	27,661,292	—	27,661,292	—
Financials	113,972,062	—	113,972,062	—
Foreign Government	2,548,870	—	2,548,870	—
Mortgage-Backed Securities	35,396,820	—	35,396,820	—
Technology	10,127,234	—	10,127,234	—
Transportation	19,523,814	—	19,523,814	—
U.S. Government & Agencies	226,130,035	—	226,130,035	—
Utilities	25,196,604	—	25,196,604	—
Preferred Stock
Financials	1,820,940	1,820,940	—	—
Common Stock
Energy	491,211	491,211	—	—
Short-Term Investments	998,533	—	998,533	—

Subtotal Investments in Securities	$888,283,484	$2,312,151	$881,467,379	$4,503,954

Other Investments *	Total
Affiliated Short-Term Investments	68,898,201

Subtotal Other Investments	$68,898,201

Total Investments at Value	$957,181,685

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,054,557	1,054,557	—	—

Total Asset Derivatives	$1,054,557	$1,054,557	$—	$—

Liability Derivatives
Futures Contracts	2,090,045	2,090,045	—	—

Total Liability Derivatives	$2,090,045	$2,090,045	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $998,533 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	702	September 2019	$150,120,468	$935,675
Ultra 10-Yr. U.S. Treasury Note	27	September 2019	3,610,493	118,882

Total Futures Long Contracts			$153,730,961	$1,054,557

CBOT 10-Yr. U.S. Treasury Note	(418)	September 2019	($52,532,764)	($958,173)
CBOT 5-Yr. U.S. Treasury Note	(514)	September 2019	(59,979,786)	(752,527)
CBOT U.S. Long Bond	(99)	September 2019	(15,072,426)	(331,355)
CME Ultra Long Term U.S. Treasury Bond	(11)	September 2019	(1,905,198)	(47,990)

Total Futures Short Contracts			($129,490,174)	($2,090,045)

Total Futures Contracts			$24,240,787	($1,035,488)

Reference Description:

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$1,054,557
Total Interest Rate Contracts		1,054,557

Total Asset Derivatives		$1,054,557

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	2,090,045
Total Interest Rate Contracts		2,090,045

Total Liability Derivatives		$2,090,045

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(3,991,067)
Total Interest Rate Contracts		(3,991,067)

Total		($3,991,067)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	646,230
Total Interest Rate Contracts		646,230

Total		$646,230

The accompanying Notes to Financial Statements are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$151,641,938
Futures - Short	(125,624,208)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$36,786	$180,057	$147,945	$68,898	6,890	7.5%

Total Affiliated Short-Term Investments	36,786			68,898		7.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,375	3,177	4,552	—	—	—

Total Collateral Held for Securities Loaned	1,375			—		—

Total Value	$38,161			$68,898

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$735

Total Income from Affiliated Investments				$735

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (95.1%)	Value
Communications Services (8.1%)
2,769	Auto Trader Group plc[a]	$19,285
5,640	Deutsche Telekom AG	97,711
1,905	Elisa Oyj	92,951
251,000	HKT Trust and HKT, Ltd.	398,428
14,600	KDDI Corporation	371,522
3,300	Nippon Telegraph & Telephone Corporation	153,746
22,400	NTT DOCOMO, Inc.	522,635
585,000	PCCW, Ltd.	337,590
1,460	Proximus SA	43,150
1,760	Rogers Communications Inc.	94,212
126	Telenet Group Holding NV	7,021
4,752	Verizon Communications, Inc.	271,482

	Total	2,409,733

Consumer Discretionary (8.6%)
2,800	Benesse Holdings, Inc.	65,345
616	Berkeley Group Holdings plc	29,194
4,186	Bunzl plc	110,452
283	Cie Generale des Etablissements Michelin	35,783
92	Hermes International	66,323
1,696	Home Depot, Inc.	352,717
4,927	Marks and Spencer Group plc	13,173
1,508	McDonald’s Corporation	313,151
3,300	Rinnai Corporation	210,214
1,032	Ross Stores, Inc.	102,292
2,700	Sankyo Company, Ltd.	97,897
9,200	Sekisui House, Ltd.	151,585
1,800	SHIMAMURA Company, Ltd.	134,759
21,652	SmartCentres Real Estate Investment Trust	549,092
31,504	Taylor Wimpey plc	63,218
4,397	TJX Companies, Inc.	232,513
2,100	Yahoo Japan Corporation	6,177

	Total	2,533,885

Consumer Staples (14.7%)
3,459	Altria Group, Inc.	163,784
1,061	Carlsberg AS	140,792
6,237	Coca-Cola Company	317,588
1,739	Colgate-Palmolive Company	124,634
7,538	Empire Company, Ltd.	189,839
474	Hershey Company	63,530
22,200	Japan Tobacco, Inc.	489,370
216	Kerry Group plc	25,789
95	Kimberly-Clark Corporation	12,662
8,891	Koninklijke Ahold Delhaize NV	199,600
4,700	Lawson, Inc.	225,797
1,019	Loblaw Companies, Ltd.	52,174
1,481	Mondelez International, Inc.	79,826
6,025	Nestle SA	623,721
4,862	PepsiCo, Inc.	637,554
680	Procter & Gamble Company	74,562
3,400	Sundrug Company, Ltd.	92,210
700	TSURUHA Holdings, Inc.	64,920
2,368	Unilever NV	143,875
4,935	Unilever plc	306,343
3,043	Wal-Mart Stores, Inc.	336,221

	Total	4,364,791

Energy (0.2%)
592	Chevron Corporation	73,668

	Total	73,668

Financials (13.1%)
573	Alleghany Corporation[b]	390,276
5,686	Allstate Corporation	578,209
467	American Express Company	57,647
4,289	American Financial Group, Inc.	439,494
1,869	Aon plc	360,680
1,249	Arch Capital Group, Ltd.[b]	46,313
1,873	Arthur J. Gallagher & Company	164,056
1,737	Berkshire Hathaway, Inc.[b]	370,276
1,460	Chubb, Ltd.	215,043
23,103	CI Financial Corporation	376,479
5,331	Direct Line Insurance Group plc	22,472
680	Hartford Financial Services Group, Inc.	37,890
262	Intercontinental Exchange, Inc.	22,516
145	Markel Corporation[b]	157,992
4,777	Marsh & McLennan Companies, Inc.	476,506
840	Pargesa Holding SA	64,785
103	Reinsurance Group of America, Inc.	16,071
1,159	W.R. Berkley Corporation	76,413

	Total	3,873,118

Health Care (12.9%)
920	Abbott Laboratories	77,372
165	Amgen, Inc.	30,406
1,660	Baxter International, Inc.	135,954
1,744	Danaher Corporation	249,253
2,042	Eli Lilly and Company	226,233
2,041	GlaxoSmithKline plc	40,912
4,058	Johnson & Johnson	565,198
2,780	Medtronic plc	270,744
5,000	Mitsubishi Tanabe Pharma Corporation	55,643
3,665	Novartis AG	334,584
6,548	Novo Nordisk AS	334,454
10,424	Pfizer, Inc.	451,568
1,114	Recordati SPA	46,432
1,785	Roche Holding AG	501,920
395	Sonova Holding AG	89,901
1,046	Stryker Corporation	215,037
831	UnitedHealth Group, Inc.	202,772

	Total	3,828,383

Industrials (6.6%)
631	AMETEK, Inc.	57,320
885	Geberit AG	413,672
809	General Dynamics Corporation	147,092
2,045	Honeywell International, Inc.	357,037
460	Lockheed Martin Corporation	167,228
1,362	Raytheon Company	236,825
9,113	RELX plc	221,032
16	SGS SA	40,782
3,500	Singapore Airport Terminal Services, Ltd.	13,504
627	Societe BIC SA	47,762
100	Sumitomo Corporation	1,519
1,310	United Technologies Corporation	170,562
859	Waste Connections, Inc.	82,103

	Total	1,956,438

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (95.1%)	Value
Information Technology (12.0%)
298	Accenture plc	$55,062
2,808	Amphenol Corporation	269,400
1,801	Automatic Data Processing, Inc.	297,759
16,400	Canon, Inc.[c]	480,242
8,089	CGI, Inc.[b]	621,893
6,354	Cisco Systems, Inc.	347,754
359	Fidelity National Information Services, Inc.	44,042
1,746	Fiserv, Inc.[b]	159,165
330	International Business Machines Corporation	45,507
1,122	MasterCard, Inc.	296,803
2,481	Microsoft Corporation	332,355
7,606	Oracle Corporation	433,314
1,264	Synopsys, Inc.[b]	162,664

	Total	3,545,960

Materials (2.1%)
3,756	Barrick Gold Corporation	59,285
3,346	Kirkland Lake Gold, Ltd.	144,157
10,550	Newmont Mining Corporation	405,859

	Total	609,301

Real Estate (9.2%)
2,321	AvalonBay Communities, Inc.	471,581
352	Boston Properties, Inc.	45,408
4,232	Camden Property Trust	441,779
15,300	CapitaLand Mall Trust	29,755
227	Crown Castle International Corporation	29,589
1,300	Daito Trust Construction Company, Ltd.	165,790
1,407	Equity Residential	106,819
14,946	H&R REIT	260,675
86,000	Hang Lung Properties, Ltd.	204,595
8,000	Hysan Development Company, Ltd.	41,337
22,500	Kerry Properties, Ltd.	94,512
11,090	Klepierre SA	371,547
4,500	Link REIT	55,374
63,028	Mirvac Group	138,746
388	Public Storage, Inc.	92,410
1,928	RioCan Real Estate Investment Trust	38,264
46	United Urban Investment Corporation	77,103
26,719	Vicinity Centres	46,003

	Total	2,711,287

Utilities (7.6%)
1,375	Ameren Corporation	103,276
2,915	American Electric Power Company, Inc.	256,549
8,200	Chugoku Electric Power Company, Inc.	103,408
31,500	CLP Holdings, Ltd.	347,124
4,076	Consolidated Edison, Inc.	357,384
6,249	Duke Energy Corporation	551,412
19,480	Enel SPA	135,888
322	Evergy, Inc.	19,368
305	NextEra Energy, Inc.	62,482
1,000	Southern Company	55,280
4,167	Xcel Energy, Inc.	247,895

	Total	2,240,066

	Total Common Stock (cost $25,547,373)	28,146,630

	Collateral Held for Securities Loaned (1.6%)
477,527	Thrivent Cash Management Trust	477,527

	Total Collateral Held for Securities Loaned (cost $477,527)	477,527

Shares or Principal Amount	Short-Term Investments (4.6%)
	Federal Home Loan Bank Discount Notes
100,000	2.400%, 7/10/2019[d,e]	99,945
	Thrivent Core Short-Term Reserve Fund
124,641	2.590%	1,246,407

	Total Short-Term Investments (cost $1,346,334)	1,346,352

	Total Investments (cost $27,371,234) 101.3%	$29,970,509

	Other Assets and Liabilities, Net (1.3%)	(388,788)

	Total Net Assets 100.0%	$29,581,721

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $19,285 or 0.1% of total net assets.

b	Non-income producing security.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$456,230

Total lending	$456,230
Gross amount payable upon return of collateral for securities loaned	$477,527

Net amounts due to counterparty	$21,297

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,060,698
Gross unrealized depreciation	(504,210)

Net unrealized appreciation (depreciation)	$2,556,488
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$28,366,522

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	2,409,733	271,482	2,138,251	—
Consumer Discretionary	2,533,885	1,000,673	1,533,212	—
Consumer Staples	4,364,791	1,810,361	2,554,430	—
Energy	73,668	73,668	—	—
Financials	3,873,118	3,409,382	463,736	—
Health Care	3,828,383	2,424,537	1,403,846	—
Industrials	1,956,438	1,218,167	738,271	—
Information Technology	3,545,960	2,443,825	1,102,135	—
Materials	609,301	405,859	203,442	—
Real Estate	2,711,287	1,187,586	1,523,701	—
Utilities	2,240,066	1,653,646	586,420	—
Short-Term Investments	99,945	—	99,945	—

Subtotal Investments in Securities	$28,246,575	$15,899,186	$12,347,389	$—

Other Investments *	Total
Affiliated Short-Term Investments	1,246,407
Collateral Held for Securities Loaned	477,527

Subtotal Other Investments	$1,723,934

Total Investments at Value	$29,970,509

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	11,870	11,870	—	—

Total Asset Derivatives	$11,870	$11,870	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $99,945 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	15	September 2019	$940,631	$11,870

Total Futures Long Contracts			$940,631	$11,870

Total Futures Contracts			$940,631	$11,870

Reference Description:

MSCI - Morgan Stanley Capital International

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$ 11,870
Total Equity Contracts		11,870

Total Asset Derivatives		$ 11,870

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	41,250
Total Equity Contracts		41,250

Total		$ 41,250

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Low Volatility Equity Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	20,891
Total Equity Contracts		20,891

Total		$ 20,891

The following table presents Low Volatility Equity Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$396,742
Futures - Short	(2,616)

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$582	$5,493	$4,829	$1,246	125	4.2%

Total Affiliated Short-Term Investments	582			1,246		4.2

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	—	758	280	478	478	1.6

Total Collateral Held for Securities Loaned	—			478		1.6

Total Value	$582			$1,724

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$7

Total Income from Affiliated Investments				$7

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	2

Total Affiliated Income from Securities Loaned, Net				$2

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.0%)	Value	% of Net Assets
Communications Services (2.5%)
36,969	Live Nation Entertainment, Inc.[a]	$2,449,196	0.5%
	Other Securities^	8,978,151	2.0%

	Total	11,427,347

Consumer Discretionary (12.2%)
10,879	Domino’s Pizza, Inc.	3,027,408	0.7%
894	NVR, Inc.[a]	3,013,003	0.7%
10,527	Pool Corporation	2,010,657	0.4%
48,235	Service Corporation International	2,256,433	0.5%
	Other Securities^	45,541,752	9.9%

	Total	55,849,253

Consumer Staples (2.7%)
	Other Securities^	12,117,975	2.7%

	Total	12,117,975

Energy (3.1%)
	Other Securities^	14,151,680	3.1%

	Total	14,151,680

Financials (16.1%)
3,824	Alleghany Corporation[a]	2,604,565	0.6%
18,753	American Financial Group, Inc.	1,921,620	0.4%
61,959	Brown & Brown, Inc.	2,075,626	0.5%
10,121	FactSet Research Systems, Inc.	2,900,274	0.6%
16,558	Reinsurance Group of America, Inc.	2,583,545	0.6%
11,688	RenaissanceRe Holdings, Ltd.	2,080,581	0.5%
33,910	SEI Investments Company	1,902,351	0.4%
38,223	W.R. Berkley Corporation	2,520,042	0.5%
	Other Securities^	54,924,305	12.0%

	Total	73,512,909

Health Care (9.6%)
10,024	Bio-Techne Corporation	2,089,904	0.5%
38,500	Catalent, Inc.[a]	2,087,085	0.5%
17,673	Hill-Rom Holdings, Inc.	1,848,949	0.4%
12,992	Masimo Corporation[a]	1,933,470	0.4%
16,574	Molina Healthcare, Inc.[a]	2,372,402	0.5%
22,361	STERIS plc	3,329,106	0.7%
19,449	West Pharmaceutical Services, Inc.	2,434,042	0.5%
	Other Securities^	27,738,197	6.1%

	Total	43,833,155

Industrials (16.2%)
15,103	Carlisle Companies, Inc.	2,120,612	0.5%
44,073	Graco, Inc.	2,211,583	0.5%
14,435	Hubbell, Inc.	1,882,324	0.4%
20,037	IDEX Corporation	3,449,169	0.8%
9,342	Lennox International, Inc.	2,569,050	0.6%
13,685	Nordson Corporation	1,933,827	0.4%
17,162	Old Dominion Freight Line, Inc.	2,561,600	0.6%
9,591	Teledyne Technologies, Inc.[a]	2,626,687	0.6%
28,171	Toro Company	1,884,640	0.4%
	Other Securities^	52,934,387	11.4%

	Total	74,173,879

Information Technology (15.4%)
45,356	Cognex Corporation	2,176,181	0.5%
96,854	Cypress Semiconductor Corporation	2,154,033	0.5%
7,685	Fair Isaac Corporation[a]	2,413,244	0.5%
38,170	Leidos Holdings, Inc.	3,047,875	0.7%
27,404	PTC, Inc.[a]	2,459,783	0.5%
45,364	Teradyne, Inc.	2,173,389	0.5%
66,490	Trimble, Inc.[a]	2,999,364	0.7%
10,148	Tyler Technologies, Inc.[a]	2,192,171	0.5%
11,246	Universal Display Corporation	2,114,923	0.5%
11,447	WEX, Inc.[a]	2,382,121	0.5%
14,286	Zebra Technologies Corporation[a]	2,992,774	0.7%
	Other Securities^	43,210,960	9.3%

	Total	70,316,818

Materials (6.4%)
16,725	AptarGroup, Inc.	2,079,586	0.5%
34,692	RPM International, Inc.	2,120,028	0.5%
	Other Securities^	24,921,305	5.4%

	Total	29,120,919

Real Estate (10.1%)
25,546	Camden Property Trust	2,666,747	0.6%
26,691	Kilroy Realty Corporation	1,970,063	0.4%
39,245	Liberty Property Trust	1,963,820	0.4%
43,057	National Retail Properties, Inc.	2,282,452	0.5%
56,780	Omega Healthcare Investors, Inc.	2,086,665	0.5%
	Other Securities^	35,021,798	7.7%

	Total	45,991,545

Utilities (4.7%)
57,101	Aqua America, Inc.	2,362,268	0.5%
52,982	OGE Energy Corporation	2,254,914	0.5%
46,102	UGI Corporation	2,462,308	0.5%
	Other Securities^	14,259,984	3.2%

	Total	21,339,474

	Total Common Stock (cost $382,659,572)	451,834,954

	Collateral Held for Securities Loaned (1.4%)
6,435,466	Thrivent Cash Management Trust	6,435,466	1.4%

	Total Collateral Held for Securities Loaned (cost $6,435,466)	6,435,466

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (0.5%)	Value	% of Net Assets
	Thrivent Core Short-Term Reserve Fund
159,897	2.590%	$1,598,966	0.4%
	Other Securities^	498,508	0.1%

	Total Short-Term Investments (cost $2,097,394)	2,097,474

	Total Investments (cost $391,192,432) 100.9%	$460,367,894

	Other Assets and Liabilities, Net (0.9%)	(4,035,037)

	Total Net Assets 100.0%	$456,332,857

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$6,366,023

Total lending	$6,366,023
Gross amount payable upon return of collateral for securities loaned	$6,435,466

Net amounts due to counterparty	$69,443

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$98,876,344
Gross unrealized depreciation	(31,691,188)

Net unrealized appreciation (depreciation)	$67,185,156
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$397,277,738

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	11,427,347	11,427,347	—	—
Consumer Discretionary	55,849,253	55,849,253	—	—
Consumer Staples	12,117,975	12,117,975	—	—
Energy	14,151,680	14,151,680	—	—
Financials	73,512,909	73,512,909	—	—
Health Care	43,833,155	43,833,155	—	—
Industrials	74,173,879	74,173,879	—	—
Information Technology	70,316,818	70,316,818	—	—
Materials	29,120,919	29,120,919	—	—
Real Estate	45,991,545	45,991,545	—	—
Utilities	21,339,474	21,339,474	—	—
Short-Term Investments	498,508	—	498,508	—

Subtotal Investments in Securities	$452,333,462	$451,834,954	$498,508	$—

Other Investments *	Total
Affiliated Short-Term Investments	1,598,966
Collateral Held for Securities Loaned	6,435,466

Subtotal Other Investments	$8,034,432

Total Investments at Value	$460,367,894

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	33,194	33,194	—	—

Total Asset Derivatives	$33,194	$33,194	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Mid Cap Index Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $498,508 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P Mid-Cap 400 Index	21	September 2019	$4,061,806	$33,194

Total Futures Long Contracts			$4,061,806	$33,194

Total Futures Contracts			$4,061,806	$33,194

Reference Description:

CME - Chicago Mercantile Exchange

S&P - Standard & Poor’s

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$33,194
Total Equity Contracts		33,194

Total Asset Derivatives		$33,194

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	379,487
Total Equity Contracts		379,487

Total		$379,487

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	26,281
Total Equity Contracts		26,281

Total		$26,281

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$5,741,712

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$1,133	$28,176	$27,710	$1,599	160	0.4%

Total Affiliated Short-Term Investments	1,133			1,599		0.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	10,544	47,141	51,250	6,435	6,435	1.4

Total Collateral Held for Securities Loaned	10,544			6,435		1.4

Total Value	$11,677			$8,034

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$73

Total Income from Affiliated Investments				$73

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	10

Total Affiliated Income from Securities Loaned, Net				$10

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (96.8%)	Value
Communications Services (3.1%)
762,900	DISH Network Corporation[a]	$29,302,989
760,075	Twitter, Inc.[a]	26,526,617

	Total	55,829,606

Consumer Discretionary (8.5%)
1,621,625	American Axle & Manufacturing Holdings, Inc.[a]	20,691,935
461,605	Etsy, Inc.[a]	28,328,699
163,575	Lululemon Athletica, Inc.[a]	29,477,851
418,900	Norwegian Cruise Line Holdings, Ltd.[a]	22,465,607
209,600	RHa,b	24,229,760
805,236	Toll Brothers, Inc.	29,487,742

	Total	154,681,594

Consumer Staples (2.8%)
1,208,730	Hain Celestial Group, Inc.[a]	26,471,187
444,875	TreeHouse Foods, Inc.[a]	24,067,738

	Total	50,538,925

Energy (5.1%)
2,587,550	Callon Petroleum Company[a]	17,051,955
199,400	Diamondback Energy, Inc.	21,728,618
1,111,800	EQT Corporation	17,577,558
1,631,075	Patterson-UTI Energy, Inc.	18,773,673
1,521,335	WPX Energy, Inc.[a]	17,510,566

	Total	92,642,370

Financials (17.5%)
1,193,350	Ally Financial, Inc.	36,981,916
1,031,200	Assured Guaranty, Ltd.	43,392,896
874,450	E*TRADE Financial Corporation	39,000,470
300,021	First Republic Bank	29,297,051
32,250	Hartford Financial Services Group, Inc.	1,796,970
2,277,300	KeyCorp	40,422,075
35,540	Markel Corporation[a]	38,724,384
1,094,150	Radian Group, Inc.	25,001,327
1,353,725	Zions Bancorporations NA	62,244,276

	Total	316,861,365

Health Care (8.4%)
875,800	Bausch Health Companies, Inc.[a]	22,087,676
225,075	Edwards Lifesciences Corporation[a]	41,580,356
1,070,386	Halozyme Therapeutics, Inc.[a]	18,389,231
180,875	Jazz Pharmaceuticals, Inc.[a]	25,785,540
150,925	Ligand Pharmaceuticals, Inc.[a,b]	17,228,089
205,003	Universal Health Services, Inc.	26,730,341

	Total	151,801,233

Industrials (17.2%)
141,725	Acuity Brands, Inc.	19,545,295
388,150	AGCO Corporation	30,108,795
498,500	Altra Industrial Motion Corporation	17,886,180
304,350	Brink’s Company	24,707,133
494,075	CSX Corporation	38,226,583
238,425	Huntington Ingalls Industries, Inc.	53,583,635
1,075,612	Southwest Airlines Company	54,619,577
387,400	United Continental Holdings, Inc.[a]	33,916,870
273,880	Verisk Analytics, Inc.	40,112,465

	Total	312,706,533

Information Technology (14.9%)
884,148	Advanced Micro Devices, Inc.[a]	26,851,575
648,550	Akamai Technologies, Inc.[a]	51,974,797
218,700	Alliance Data Systems Corporation	30,646,431
163,125	ANSYS, Inc.[a]	33,411,262
675,900	Ciena Corporation[a]	27,799,767
426,100	DocuSign, Inc.[a]	21,181,431
240,850	KLA-Tencor Corporation	28,468,470
591,972	Teradata Corporation[a]	21,222,196
594,572	Teradyne, Inc.	28,485,945

	Total	270,041,874

Materials (4.3%)
469,750	Ball Corporation	32,877,802
1,252,325	Owens-Illinois, Inc.	21,627,653
775,163	Steel Dynamics, Inc.	23,409,923

	Total	77,915,378

Real Estate (8.7%)
230,000	Alexandria Real Estate Equities, Inc.	32,450,700
360,350	Camden Property Trust	37,616,936
183,750	Digital Realty Trust, Inc.	21,643,912
836,800	Duke Realty Corporation	26,451,248
1,122,748	Host Hotels & Resorts, Inc.	20,456,469
421,675	QTS Realty Trust, Inc.	19,472,952

	Total	158,092,217

Utilities (6.3%)
576,650	Alliant Energy Corporation	28,301,982
485,850	CMS Energy Corporation	28,135,573
323,400	Entergy Corporation	33,287,562
407,150	Public Service Enterprise Group, Inc.	23,948,563

	Total	113,673,680

	Total Common Stock (cost $1,397,827,725)	1,754,784,775

	Collateral Held for Securities Loaned (1.0%)
17,572,650	Thrivent Cash Management Trust	17,572,650

	Total Collateral Held for Securities Loaned (cost $17,572,650)	17,572,650

	Short-Term Investments (3.3%)
	Thrivent Core Short-Term Reserve Fund
6,016,053	2.590%	60,160,526

	Total Short-Term Investments (cost $60,160,526)	60,160,526

	Total Investments (cost $1,475,560,901) 101.1%	$1,832,517,951

	Other Assets and Liabilities, Net (1.1%)	(19,294,763)

	Total Net Assets 100.0%	$1,813,223,188

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$17,340,970

Total lending	$17,340,970
Gross amount payable upon return of collateral for securities loaned	$17,572,650

Net amounts due to counterparty	$231,680

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$432,167,959
Gross unrealized depreciation	(75,559,108)

Net unrealized appreciation (depreciation)	$356,608,851
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,475,909,100
Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	55,829,606	55,829,606	—	—
Consumer Discretionary	154,681,594	154,681,594	—	—
Consumer Staples	50,538,925	50,538,925	—	—
Energy	92,642,370	92,642,370	—	—
Financials	316,861,365	316,861,365	—	—
Health Care	151,801,233	151,801,233	—	—
Industrials	312,706,533	312,706,533	—	—
Information Technology	270,041,874	270,041,874	—	—
Materials	77,915,378	77,915,378	—	—
Real Estate	158,092,217	158,092,217	—	—
Utilities	113,673,680	113,673,680	—	—

Subtotal Investments in Securities	$1,754,784,775	$1,754,784,775	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	60,160,526
Collateral Held for Securities Loaned	17,572,650

Subtotal Other Investments	$77,733,176

Total Investments at Value	$1,832,517,951

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$68,916	$81,519	$90,274	$60,161	6,016	3.3%

Total Affiliated Short-Term Investments	68,916			60,161		3.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	16,828	155,277	154,532	17,573	17,573	1.0

Total Collateral Held for Securities Loaned	16,828			17,573		1.0

Total Value	$85,744			$77,734

The accompanying Notes to Financial Statements are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$689

Total Income from Affiliated Investments				$689

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	24

Total Affiliated Income from Securities Loaned, Net				$24

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$9,028,974	0.1%

	Total	9,028,974

Capital Goods (0.2%)
	Other Securities^	18,457,115	0.2%

	Total	18,457,115

Communications Services (0.3%)
	Other Securities^	32,523,474	0.3%

	Total	32,523,474

Consumer Cyclical (0.2%)
	Other Securities^	24,372,278	0.2%

	Total	24,372,278

Consumer Non-Cyclical (0.4%)
	Other Securities^	37,861,796	0.4%

	Total	37,861,796

Energy (0.1%)
	Other Securities^	14,530,022	0.1%

	Total	14,530,022

Financials (0.2%)
	Other Securities^	22,094,671	0.2%

	Total	22,094,671

Technology (0.1%)
	Other Securities^	10,207,156	0.1%

	Total	10,207,156

Utilities (0.1%)
	Other Securities^	6,948,296	0.1%

	Total	6,948,296

	Total Bank Loans (cost $179,615,242)	176,023,782

Shares	Registered Investment Companies (37.5%)
Affiliated (36.8%)
20,945,745	Thrivent Core Emerging Markets Debt Fund	205,687,211	2.0%
10,367,405	Thrivent Core International Equity Fund	99,423,414	1.0%
29,047,411	Thrivent Core Low Volatility Equity Fund	341,016,607	3.3%
27,107,661	Thrivent Global Stock Portfolio	353,939,314	3.5%
40,819,399	Thrivent High Yield Portfolio	193,790,095	1.9%
57,120,868	Thrivent Income Portfolio	592,977,445	5.8%
55,936,322	Thrivent International Allocation Portfolio	540,210,625	5.3%
35,530,142	Thrivent Large Cap Value Portfolio	627,558,237	6.1%
33,610,802	Thrivent Limited Maturity Bond Portfolio	333,257,829	3.3%
20,466,490	Thrivent Mid Cap Stock Portfolio	370,930,571	3.6%
5,622,490	Thrivent Small Cap Stock Portfolio`	102,780,811	1.0%

	Total	3,761,572,159

Unaffiliated (0.7%)
117,307	SPDR S&P 500 ETF Trust	34,370,951	0.4%
	Other Securities^	37,551,961	0.3%

	Total	71,922,912

	Total Registered Investment Companies (cost $3,380,868,609)	3,833,495,071

Principal Amount	Long-Term Fixed Income (29.4%)
Asset-Backed Securities (1.0%)
	U.S. Small Business Administration
$ 357,627	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	370,878	<0.1%
	Other Securities^	97,020,524	1.0%

	Total	97,391,402

Basic Materials (0.3%)
	Other Securities^	33,725,670	0.3%

	Total	33,725,670

Capital Goods (0.5%)
	Other Securities^	50,715,210	0.5%

	Total	50,715,210

Collateralized Mortgage Obligations (0.5%)
	Other Securities^	54,446,746	0.5%

	Total	54,446,746

Commercial Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation - REMIC
22,400,000	3.859%, 11/25/2051, Ser. K086, Class A2[a,b]	24,859,531	0.2%
	Other Securities^	137,617,655	1.4%

	Total	162,477,186

Communications Services (1.0%)
	Other Securities^	102,321,782	1.0%

	Total	102,321,782

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value	% of Net Assets
Consumer Cyclical (0.7%)
	Other Securities^	$67,126,009	0.7%

	Total	67,126,009

Consumer Non-Cyclical (1.3%)
	Other Securities^	135,811,912	1.3%

	Total	135,811,912

Energy (1.1%)
	Other Securities^	111,534,505	1.1%

	Total	111,534,505

Financials (2.5%)
	Other Securities^	250,944,628	2.5%

	Total	250,944,628

Foreign Government (<0.1%)
	Other Securities^	1,266,953	<0.1%

	Total	1,266,953

Mortgage-Backed Securities (8.6%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
255,700,000	3.500%, 7/1/2034[c]	263,916,746	2.6%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
88,950,000	3.000%, 7/1/2049[c]	89,668,183	0.9%
221,075,000	3.500%, 7/1/2049[c]	225,945,559	2.2%
209,509,750	4.000%, 7/1/2049[c]	216,486,588	2.1%
	Government National Mortgage Association Conventional 30- Yr. Pass Through
80,000,000	4.500%, 7/1/2049[c]	83,385,938	0.8%
	Other Securities^	3,531,951	<0.1%

	Total	882,934,965

Technology (0.6%)
	Microsoft Corporation
11,150,000	3.700% - 4.750%, 11/3/2035 - 11/3/2055	12,825,469	0.3%
	Other Securities^	46,860,766	0.3%

	Total	59,686,235

Transportation (0.1%)
	Other Securities^	14,623,540	0.1%

	Total	14,623,540

U.S. Government & Agencies (8.9%)
	U.S. Treasury Bonds
76,750,000	2.875%, 5/15/2028	82,362,344	0.8%
19,535,000	5.250%, 11/15/2028	24,971,224	0.2%
68,926,000	2.500%, 5/15/2046	68,438,672	0.7%
17,200,000	2.250% - 4.375%, 11/15/2027 - 5/15/2049	18,876,139	0.2%
	U.S. Treasury Bonds, TIPS
242,720	2.125% - 2.375%, 1/15/2025 - 2/15/2040	287,549	<0.1%
	U.S. Treasury Notes
92,255,000	1.500%, 10/31/2019[d]	92,067,607	0.9%
58,185,000	1.750%, 11/30/2019	58,091,813	0.6%
63,255,000	1.375%, 9/30/2020	62,842,360	0.6%
34,200,000	2.500%, 2/28/2021	34,574,063	0.3%
36,909,000	1.125%, 8/31/2021	36,411,594	0.4%
22,855,000	1.875%, 7/31/2022	22,949,634	0.2%
16,300,000	2.000%, 11/30/2022	16,441,988	0.2%
82,790,000	2.500%, 1/31/2024	85,470,973	0.8%
27,885,000	2.125%, 7/31/2024	28,343,577	0.3%
33,950,000	2.250%, 11/15/2024	34,724,484	0.3%
27,685,000	2.125%, 11/30/2024	28,145,696	0.3%
56,830,000	2.625%, 1/31/2026	59,493,906	0.6%
98,850,000	2.500%, 2/28/2026	102,753,803	1.0%
46,955,000	1.000% - 2.750%, 10/15/2019 - 3/31/2023	47,272,251	0.5%

	Total	904,519,677

Utilities (0.7%)
	Other Securities^	74,368,481	0.7%

	Total	74,368,481

	Total Long-Term Fixed Income (cost $2,934,845,405)	3,003,894,901

Shares	Common Stock (29.1%)
Communications Services (1.9%)
55,697	Alphabet, Inc., Class Ae	60,308,712	0.6%
211,808	Facebook, Inc.[e]	40,878,944	0.4%
	Other Securities^	91,503,531	0.9%

	Total	192,691,187

Consumer Discretionary (3.1%)
41,968	Amazon.com, Inc.[e]	79,471,864	0.8%
65,651	Netflix, Inc.[e]	24,114,925	0.3%
302,926	NIKE, Inc.	25,430,638	0.3%
	Other Securities^	193,537,207	1.7%

	Total	322,554,634

Consumer Staples (1.0%)
	Other Securities^	98,570,973	1.0%

	Total	98,570,973

Energy (0.8%)
	Other Securities^	84,800,928	0.8%

	Total	84,800,928

Financials (4.3%)
974,282	Bank of America Corporation	28,254,178	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value	% of Net Assets
Financials (4.3%) - continued
233,080	Citigroup, Inc.	$16,322,592	0.2%
247,870	Intercontinental Exchange, Inc.	21,301,948	0.2%
	Other Securities^	376,043,739	3.6%

	Total	441,922,457

Health Care (4.2%)
199,065	Abbott Laboratories	16,741,367	0.2%
34,263	Intuitive Surgical, Inc.[e]	17,972,657	0.2%
149,515	Johnson & Johnson	20,824,449	0.2%
79,702	Thermo Fisher Scientific, Inc.	23,406,883	0.2%
133,301	UnitedHealth Group, Inc.	32,526,777	0.3%
225,251	Zoetis, Inc.	25,563,736	0.3%
	Other Securities^	288,116,664	2.8%

	Total	425,152,533

Industrials (4.4%)
193,641	Honeywell International, Inc.	33,807,782	0.3%
46,166	Lockheed Martin Corporation	16,783,188	0.2%
87,286	Norfolk Southern Corporation	17,398,718	0.2%
	Other Securities^	380,609,587	3.7%

	Total	448,599,275

Information Technology (7.3%)
279,257	Apple, Inc.	55,270,545	0.6%
849,948	Cisco Systems, Inc.	46,517,654	0.5%
266,640	Dolby Laboratories, Inc.	17,224,944	0.2%
154,597	MasterCard, Inc.	40,895,544	0.4%
703,924	Microsoft Corporation	94,297,659	0.9%
230,387	PayPal Holdings, Inc.[e]	26,370,096	0.3%
130,980	Salesforce.com, Inc.[e]	19,873,595	0.2%
254,541	Visa, Inc.	44,175,591	0.4%
	Other Securities^	399,421,265	3.8%

	Total	744,046,893

Materials (0.8%)
	Other Securities^	79,742,183	0.8%

	Total	79,742,183

Real Estate (1.1%)
	Other Securities^	108,879,691	1.1%

	Total	108,879,691

Utilities (0.2%)
	Other Securities^	25,870,011	0.2%

	Total	25,870,011

	Total Common Stock (cost $2,258,832,720)	2,972,830,765

	Collateral Held for Securities Loaned (0.4%)
42,609,410	Thrivent Cash Management Trust	42,609,410	0.4%

	Total Collateral Held for Securities Loaned (cost $42,609,410)	42,609,410

Shares or Principal Amount	Short-Term Investments (10.8%)
	Federal Home Loan Bank Discount Notes
34,300,000	2.410%, 7/16/2019[d,f]	34,268,558	0.3%
16,700,000	2.373%, 7/19/2019[d,f]	16,681,630	0.2%
	Thrivent Core Short-Term Reserve Fund
101,799,934	2.590%	1,017,999,342	10.0%
	Other Securities^	29,047,248	0.3%

	Total Short-Term Investments (cost $1,097,979,896)	1,097,996,778

	Total Investments (cost $9,894,751,282) 108.9%	$11,126,850,707

	Other Assets and Liabilities, Net (8.9%)	(911,353,031)

	Total Net Assets 100.0%	$10,215,497,676

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the security is insured or guaranteed.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	Non-income producing security.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$34,015,252
Long-Term Fixed Income	8,084,941

Total lending	$42,100,193
Gross amount payable upon return of collateral for securities loaned	$42,609,410

Net amounts due to counterparty	$509,217

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Definitions:

ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,333,972,863
Gross unrealized depreciation	(112,876,104)

Net unrealized appreciation (depreciation)	$1,221,096,759
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$10,995,603,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,028,974	—	6,632,189	2,396,785
Capital Goods	18,457,115	—	18,457,115	—
Communications Services	32,523,474	—	27,303,308	5,220,166
Consumer Cyclical	24,372,278	—	21,360,890	3,011,388
Consumer Non-Cyclical	37,861,796	—	37,861,796	—
Energy	14,530,022	—	13,658,711	871,311
Financials	22,094,671	—	22,094,671	—
Technology	10,207,156	—	10,207,156	—
Utilities	6,948,296	—	2,107,755	4,840,541
Registered Investment Companies
Affiliated	3,115,444,927	3,115,444,927	—	—
Unaffiliated	71,922,912	71,922,912	—	—
Long-Term Fixed Income
Asset-Backed Securities	97,391,402	—	94,291,402	3,100,000
Basic Materials	33,725,670	—	33,725,670	—
Capital Goods	50,715,210	—	50,715,210	—
Collateralized Mortgage Obligations	54,446,746	—	50,947,021	3,499,725
Commercial Mortgage-Backed Securities	162,477,186	—	162,477,186	—
Communications Services	102,321,782	—	102,321,782	—
Consumer Cyclical	67,126,009	—	67,126,009	—
Consumer Non-Cyclical	135,811,912	—	135,811,912	—
Energy	111,534,505	—	111,534,505	—
Financials	250,944,628	—	250,944,628	—
Foreign Government	1,266,953	—	1,266,953	—
Mortgage-Backed Securities	882,934,965	—	882,934,965	—
Technology	59,686,235	—	59,686,235	—
Transportation	14,623,540	—	14,623,540	—
U.S. Government & Agencies	904,519,677	—	904,519,677	—
Utilities	74,368,481	—	74,368,481	—
Common Stock
Communications Services	192,691,187	186,688,598	6,002,589	—
Consumer Discretionary	322,554,634	312,251,150	10,303,484	—
Consumer Staples	98,570,973	89,084,119	9,486,854	—
Energy	84,800,928	81,287,456	3,513,472	—
Financials	441,922,457	426,916,597	15,005,860	—
Health Care	425,152,533	416,450,154	8,702,379	—
Industrials	448,599,275	434,600,861	13,998,414	—
Information Technology	744,046,893	734,504,283	9,542,610	—
Materials	79,742,183	70,025,447	9,716,727	9
Real Estate	108,879,691	104,604,454	4,275,237	—
Utilities	25,870,011	23,326,287	2,543,724	—
Short-Term Investments	79,997,436	—	79,997,436	—

Subtotal Investments in Securities	$9,420,114,723	$6,067,107,245	$3,330,067,553	$22,939,925

Other Investments *	Total
Affiliated Registered Investment Companies	646,127,232
Affiliated Short-Term Investments	1,017,999,342
Collateral Held for Securities Loaned	42,609,410

Subtotal Other Investments	$1,706,735,984

Total Investments at Value	$11,126,850,707

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	40,633,275	40,633,275	—	—

Total Asset Derivatives	$40,633,275	$40,633,275	$—	$—

Liability Derivatives
Futures Contracts	25,789,094	25,789,094	—	—

Total Liability Derivatives	$25,789,094	$25,789,094	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $100,415,877 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	1,143	September 2019	$244,426,915	$1,523,470
CBOT 5-Yr. U.S. Treasury Note	2,170	September 2019	251,658,958	4,740,105
CBOT U.S. Long Bond	685	September 2019	102,987,709	3,594,010
CME E-mini S&P 500 Index	3,010	September 2019	438,043,599	5,058,501
CME Euro Foreign Exchange Currency	2,192	September 2019	312,482,179	1,151,921
CME Ultra Long Term U.S. Treasury Bond	222	September 2019	37,451,096	1,967,779
Eurex Euro STOXX 50 Index	10,563	September 2019	407,398,155	8,309,098
ICE US mini MSCI Emerging Markets Index	8,389	September 2019	427,560,239	14,288,391

Total Futures Long Contracts			$2,222,008,850	$40,633,275

CBOT 10-Yr. U.S. Treasury Note	(113)	September 2019	($14,201,441)	($259,028)
CME E-mini Russell 2000 Index	(6,410)	September 2019	(491,586,528)	(10,669,022)
CME E-mini S&P Mid-Cap 400 Index	(2,033)	September 2019	(387,857,217)	(8,577,783)
ICE mini MSCI EAFE Index	(2,417)	September 2019	(226,736,000)	(5,694,804)
Ultra 10-Yr. U.S. Treasury Note	(197)	September 2019	(26,622,168)	(588,457)

Total Futures Short Contracts			($1,147,003,354)	($25,789,094)

Total Futures Contracts			$1,075,005,496	$14,844,181

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$1,151,921
Total Foreign Exchange Contracts		1,151,921
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	27,655,990
Total Equity Contracts		27,655,990
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	11,825,364
Total Interest Rate Contracts		11,825,364

Total Asset Derivatives		$40,633,275

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	24,941,609
Total Equity Contracts		24,941,609
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	847,485
Total Interest Rate Contracts		847,485

Total Liability Derivatives		$25,789,094

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	15,750,239
Total Equity Contracts		15,750,239
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	1,670,011
Total Foreign Exchange Contracts		1,670,011
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	196,875
Options Purchased	Net realized gains/(losses) on Investments	(295,313)
Futures	Net realized gains/(losses) on Futures contracts	19,403,748
Total Interest Rate Contracts		19,305,310
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	165,137
Total Credit Contracts		165,137

Total		$36,890,697

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,151,921
Total Foreign Exchange Contracts		1,151,921
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	5,697,161
Total Equity Contracts		5,697,161
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(962,778)
Total Interest Rate Contracts		(962,778)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	852,942
Total Credit Contracts		852,942

Total		$6,739,246

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$1,300,866,742
Futures - Short	(1,058,289,951)
Interest Rate Contracts
Futures - Long	572,690,501
Futures - Short	(60,268,075)
Purchased Options	91,348,224
Written Options	(54,015,651)
Foreign Exchange Contracts
Futures - Long	103,572,765
Credit Contracts
Credit Default Swaps - Buy Protection	(169,558)
Credit Default Swaps - Sell Protection	211,138

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$169,164	$22,763	$—	$205,687	20,946	2.0%
Core International Equity	88,641	—	—	99,423	10,367	1.0
Core Low Volatility Equity	283,487	19	—	341,017	29,047	3.3
Global Stock Fund	308,131	25,510	—	353,939	27,108	3.5
High Yield	175,804	5,245	—	193,790	40,819	1.9
Income	541,636	9,922	—	592,977	57,121	5.8
International Allocation	476,513	16,649	—	540,211	55,936	5.3
Large Cap Value	548,101	37,702	—	627,558	35,530	6.1
Limited Maturity Bond	322,548	4,287	—	333,258	33,611	3.3
Mid Cap Stock	315,657	36,046	—	370,931	20,466	3.6
Small Cap Stock	85,793	12,061	—	102,781	5,622	1.0

Total Affiliated Registered Investment Companies	3,315,475			3,761,572		36.8

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	1,097,492	846,270	925,763	1,017,999	101,800	10.0

Total Affiliated Short-Term Investments	1,097,492			1,017,999		10.0

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	60,281	292,862	310,534	42,609	42,609	0.4

Total Collateral Held for Securities Loaned	60,281			42,609		0.4

Total Value	$4,473,248			$4,822,180

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$13,760	—	$4,212
Core International Equity	—	10,782	—	—
Core Low Volatility Equity	—	57,511	19	—
Global Stock	—	20,298	20,485	5,025
High Yield	—	12,741	—	5,240
Income	—	41,419	—	9,853
International Allocation	—	47,048	4,418	12,231
Large Cap Value	—	41,755	28,125	9,578
Limited Maturity Bond	—	6,423	—	4,277
Mid Cap Stock	—	19,227	33,779	2,267
Small Cap Stock	—	4,927	11,665	396
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	14,307

Total Income from Affiliated Investments				$67,386

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	106

Total Affiliated Income from Securities Loaned, Net				$106

Total Value	$—	$275,891	$98,491

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$3,610,934	0.1%

	Total	3,610,934

Capital Goods (0.1%)
	Other Securities^	4,830,245	0.1%

	Total	4,830,245

Communications Services (0.2%)
	Other Securities^	13,865,322	0.2%

	Total	13,865,322

Consumer Cyclical (0.1%)
	Other Securities^	8,049,436	0.1%

	Total	8,049,436

Consumer Non-Cyclical (0.2%)
	Other Securities^	14,229,553	0.2%

	Total	14,229,553

Energy (0.1%)
	Other Securities^	4,746,402	0.1%

	Total	4,746,402

Financials (0.1%)
	Other Securities^	8,207,852	0.1%

	Total	8,207,852

Technology (0.1%)
	Other Securities^	3,757,769	0.1%

	Total	3,757,769

Utilities (<0.1%)
	Other Securities^	3,008,453	<0.1%

	Total	3,008,453

	Total Bank Loans (cost $65,519,258)	64,305,966

Shares	Registered Investment Companies (43.5%)
Affiliated (42.5%)
7,455,594	Thrivent Core Emerging Markets Debt Fund	73,213,935	1.1%
21,771,549	Thrivent Core International Equity Fund	208,789,153	3.2%
19,330,112	Thrivent Core Low Volatility Equity Fund	226,935,511	3.5%
29,253,896	Thrivent Global Stock Portfolio	381,962,268	5.9%
12,514,248	Thrivent High Yield Portfolio	59,411,390	0.9%
16,778,580	Thrivent Income Portfolio	174,180,118	2.7%
55,987,573	Thrivent International Allocation Portfolio	540,705,589	8.3%
25,537,074	Thrivent Large Cap Value Portfolio	451,053,673	6.9%
10,054,804	Thrivent Limited Maturity Bond Portfolio	99,695,396	1.5%
24,776,142	Thrivent Mid Cap Stock Portfolio	449,037,839	6.9%
5,774,013	Thrivent Small Cap Stock Portfolio	105,550,695	1.6%

	Total	2,770,535,567

Unaffiliated (1.0%)
96,796	SPDR S&P 500 ETF Trust	28,361,228	0.4%
	Other Securities^	37,607,532	0.6%

	Total	65,968,760

	Total Registered Investment Companies (cost $2,513,179,017)	2,836,504,327

	Common Stock (36.2%)
Communications Services (2.3%)
47,073	Alphabet, Inc., Class Aa	50,970,644	0.8%
179,750	Facebook, Inc.[a]	34,691,750	0.5%
282,948	Tencent Holdings, Ltd., ADR	12,806,226	0.2%
	Other Securities^	49,102,125	0.8%

	Total	147,570,745

Consumer Discretionary (4.1%)
35,499	Amazon.com, Inc.[a]	67,221,971	1.0%
7,232	Booking Holdings, Inc.[a]	13,557,903	0.2%
56,237	Netflix, Inc.[a]	20,656,975	0.3%
259,489	NIKE, Inc.	21,784,102	0.4%
	Other Securities^	144,613,362	2.2%

	Total	267,834,313

Consumer Staples (1.3%)
188,877	Monster Beverage Corporation[a]	12,056,019	0.2%
	Other Securities^	73,048,852	1.1%

	Total	85,104,871

Energy (0.8%)
	Other Securities^	55,966,926	0.8%

	Total	55,966,926

Financials (5.1%)
610,009	Bank of America Corporation	17,690,261	0.3%
211,506	Intercontinental Exchange, Inc.	18,176,826	0.3%
	Other Securities^	297,816,605	4.5%

	Total	333,683,692

Health Care (5.3%)
170,521	Abbott Laboratories	14,340,816	0.2%
29,349	Intuitive Surgical, Inc.[a]	15,395,018	0.2%
93,980	Johnson & Johnson	13,089,534	0.2%
65,149	Thermo Fisher Scientific, Inc.	19,132,958	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value	% of Net Assets
Health Care (5.3%) - continued
102,670	UnitedHealth Group, Inc.	$25,052,507	0.4%
192,081	Zoetis, Inc.	21,799,273	0.3%
	Other Securities^	238,474,827	3.7%

	Total	347,284,933

Industrials (5.4%)
145,065	Honeywell International, Inc.	25,326,898	0.4%
37,477	Lockheed Martin Corporation	13,624,389	0.2%
68,085	Norfolk Southern Corporation	13,571,383	0.2%
	Other Securities^	299,381,316	4.6%

	Total	351,903,986

Information Technology (9.5%)
127,594	Amphenol Corporation	12,241,368	0.2%
223,837	Apple, Inc.	44,301,819	0.7%
547,956	Cisco Systems, Inc.	29,989,632	0.5%
269,251	Dolby Laboratories, Inc.	17,393,615	0.3%
48,409	Intuit, Inc.	12,650,724	0.2%
129,387	MasterCard, Inc.	34,226,743	0.5%
547,442	Microsoft Corporation	73,335,330	1.1%
89,144	Monolithic Power Systems, Inc.	12,103,972	0.2%
197,352	PayPal Holdings, Inc.[a]	22,588,910	0.3%
111,852	Salesforce.com, Inc.[a]	16,971,304	0.3%
100,419	Synopsys, Inc.[a]	12,922,921	0.2%
217,984	Visa, Inc.	37,831,123	0.6%
107,433	Xilinx, Inc.	12,668,499	0.2%
	Other Securities^	278,566,865	4.2%

	Total	617,792,825

Materials (0.9%)
	Other Securities^	56,354,136	0.9%

	Total	56,354,136

Real Estate (1.2%)
	Other Securities^	81,445,107	1.2%

	Total	81,445,107

Utilities (0.3%)
	Other Securities^	17,174,620	0.3%

	Total	17,174,620

	Total Common Stock (cost $1,792,077,451)	2,362,116,154

Principal Amount	Long-Term Fixed Income (17.4%)
Asset-Backed Securities (0.6%)
	U.S. Small Business Administration
$ 203,848	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	211,400	<0.1%
	Other Securities^	35,077,885	0.6%

	Total	35,289,285

Basic Materials (0.2%)
	Other Securities^	14,738,830	0.2%

	Total	14,738,830

Capital Goods (0.3%)
	Other Securities^	20,399,929	0.3%

	Total	20,399,929

Collateralized Mortgage Obligations (0.3%)
	Other Securities^	21,453,089	0.3%

	Total	21,453,089

Commercial Mortgage-Backed Securities (0.9%)
	Other Securities^	55,565,712	0.9%

	Total	55,565,712

Communications Services (0.6%)
	Other Securities^	39,504,443	0.6%

	Total	39,504,443

Consumer Cyclical (0.5%)
	Amazon.com, Inc.
1,260,000	3.150% - 4.050%, 8/22/2027 - 8/22/2047	1,383,457	<0.1%
	Other Securities^	29,348,959	0.5%

	Total	30,732,416

Consumer Non-Cyclical (0.8%)
	Other Securities^	53,912,767	0.8%

	Total	53,912,767

Energy (0.7%)
	Other Securities^	43,413,526	0.7%

	Total	43,413,526

Financials (1.6%)
	Other Securities^	106,688,645	1.6%

	Total	106,688,645

Foreign Government (<0.1%)
	Other Securities^	334,196	<0.1%

	Total	334,196

Mortgage-Backed Securities (5.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
93,540,000	3.500%, 7/1/2034[b]	96,545,844	1.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value	% of Net Assets
Mortgage-Backed Securities (5.0%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$31,600,000	3.000%, 7/1/2049[b]	$31,855,139	0.5%
79,200,000	3.500%, 7/1/2049[b]	80,944,875	1.2%
78,480,000	4.000%, 7/1/2049[b]	81,093,445	1.3%
	Government National Mortgage Association Conventional 30-Yr. Pass Through
32,000,000	4.500%, 7/1/2049[b]	33,354,375	0.5%
	Other Securities^	717,387	<0.1%

	Total	324,511,065

Technology (0.3%)
	Microsoft Corporation
3,704,000	2.400% - 4.750%, 2/6/2022 - 11/3/2055	4,232,575	0.1%
	Other Securities^	17,738,328	0.2%

	Total	21,970,903

Transportation (0.1%)
	Other Securities^	5,737,171	0.1%

	Total	5,737,171

U.S. Government & Agencies (5.1%)
	U.S. Treasury Bonds
20,630,000	2.250%, 11/15/2027	21,107,875	0.3%
19,500,000	2.875%, 5/15/2028	20,925,937	0.3%
11,465,000	3.000%, 5/15/2042	12,542,083	0.2%
25,124,000	2.500%, 5/15/2046	24,946,365	0.4%
15,380,000	2.375% - 5.250%, 5/15/2027 - 5/15/2049	18,040,587	0.3%
	U.S. Treasury Bonds, TIPS
179,303	2.125% - 2.375%, 1/15/2025 - 2/15/2040	211,882	<0.1%
	U.S. Treasury Notes
22,640,000	1.125%, 8/31/2021	22,334,891	0.4%
11,580,000	2.500%, 3/31/2023	11,898,450	0.2%
16,710,000	2.500%, 1/31/2024	17,251,117	0.3%
16,270,000	2.125%, 11/30/2024	16,540,743	0.3%
45,500,000	2.875%, 5/31/2025	48,151,797	0.8%
14,160,000	2.625%, 1/31/2026	14,823,750	0.2%
67,460,000	2.500%, 2/28/2026	70,124,143	1.1%
33,117,000	1.375% - 2.500%, 10/31/2019 - 11/15/2024	33,251,799	0.3%

	Total	332,151,419

Utilities (0.4%)
	Other Securities^	27,897,026	0.4%

	Total	27,897,026

	Total Long-Term Fixed Income (cost $1,102,308,022)	1,134,300,422

Shares	Collateral Held for Securities Loaned (0.6%)
39,666,812	Thrivent Cash Management Trust	39,666,812	0.6%

	Total Collateral Held for Securities Loaned (cost $39,666,812)	39,666,812

Shares or Principal Amount	Short-Term Investments (6.8%)
	Federal Home Loan Bank Discount Notes
43,300,000	2.402%, 7/19/2019[c,d]	43,252,370	0.7%
	Federal Home Loan Bank Discount Notes
23,100,000	2.180% - 2.393%, 7/5/2019 - 9/11/2019[c,d]	23,057,041	0.3%
	Thrivent Core Short-Term Reserve Fund
37,568,480	2.590%	375,684,804	5.8%

	Total Short-Term Investments (cost $441,979,172)	441,994,215

	Total Investments (cost $5,954,729,732) 105.5%	$6,878,887,896

	Other Assets and Liabilities, Net (5.5%)	(361,545,496)

	Total Net Assets 100.0%	$6,517,342,400

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$36,372,544
Long-Term Fixed Income	2,988,116

Total lending	$39,360,660
Gross amount payable upon return of collateral for securities loaned	$39,666,812

Net amounts due to counterparty	$306,152

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,015,372,131
Gross unrealized depreciation	(102,059,609)

Net unrealized appreciation (depreciation)	$913,312,522
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$6,350,515,631

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,610,934	—	2,739,772	871,162
Capital Goods	4,830,245	—	4,830,245	—
Communications Services	13,865,322	—	10,837,961	3,027,361
Consumer Cyclical	8,049,436	—	6,999,316	1,050,120
Consumer Non-Cyclical	14,229,553	—	14,229,553	—
Energy	4,746,402	—	4,356,478	389,924
Financials	8,207,852	—	8,207,852	—
Technology	3,757,769	—	3,757,769	—
Utilities	3,008,453	—	1,149,923	1,858,530
Common Stock
Communications Services	147,570,745	144,089,226	3,481,519	—
Consumer Discretionary	267,834,313	261,848,214	5,986,099	—
Consumer Staples	85,104,871	79,575,964	5,528,907	—
Energy	55,966,926	53,921,025	2,045,901	—
Financials	333,683,692	324,952,636	8,731,056	—
Health Care	347,284,933	342,219,399	5,065,534	—
Industrials	351,903,986	343,797,259	8,106,727	—
Information Technology	617,792,825	612,245,511	5,547,314	—
Materials	56,354,136	50,711,728	5,642,402	6
Real Estate	81,445,107	78,973,658	2,471,449	—
Utilities	17,174,620	15,704,527	1,470,093	—
Registered Investment Companies
Affiliated	2,261,596,968	2,261,596,968	—	—
Unaffiliated	65,968,760	65,968,760	—	—
Long-Term Fixed Income
Asset-Backed Securities	35,289,285	—	34,289,285	1,000,000
Basic Materials	14,738,830	—	14,738,830	—
Capital Goods	20,399,929	—	20,399,929	—
Collateralized Mortgage Obligations	21,453,089	—	21,453,089	—
Commercial Mortgage-Backed Securities	55,565,712	—	55,565,712	—
Communications Services	39,504,443	—	39,504,443	—
Consumer Cyclical	30,732,416	—	30,732,416	—
Consumer Non-Cyclical	53,912,767	—	53,912,767	—
Energy	43,413,526	—	43,413,526	—
Financials	106,688,645	—	106,688,645	—
Foreign Government	334,196	—	334,196	—
Mortgage-Backed Securities	324,511,065	—	324,511,065	—
Technology	21,970,903	—	21,970,903	—
Transportation	5,737,171	—	5,737,171	—
U.S. Government & Agencies	332,151,419	—	332,151,419	—
Utilities	27,897,026	—	27,897,026	—
Short-Term Investments	66,309,411	—	66,309,411	—

Subtotal Investments in Securities	$5,954,597,681	$4,635,604,875	$1,310,795,703	$8,197,103

Other Investments *	Total
Affiliated Registered Investment Companies	508,938,599
Affiliated Short-Term Investments	375,684,804
Collateral Held for Securities Loaned	39,666,812

Subtotal Other Investments	$924,290,215

Total Investments at Value	$6,878,887,896

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	21,250,999	21,250,999	—	—

Total Asset Derivatives	$21,250,999	$21,250,999	$—	$—

Liability Derivatives
Futures Contracts	23,795,249	23,795,249	—	—

Total Liability Derivatives	$23,795,249	$23,795,249	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $63,812,161 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	491	September 2019	$104,998,789	$654,439
CBOT 5-Yr. U.S. Treasury Note	520	September 2019	60,305,372	1,135,878
CBOT U.S. Long Bond	295	September 2019	44,352,371	1,547,785
CME E-mini S&P 500 Index	4,555	September 2019	662,887,359	7,654,191
CME Euro Foreign Exchange Currency	1,400	September 2019	199,578,034	735,716
Eurex Euro STOXX 50 Index	6,748	September 2019	260,259,873	5,307,915
ICE US mini MSCI Emerging Markets Index	2,475	September 2019	126,143,175	4,215,075

Total Futures Long Contracts			$1,458,524,973	$21,250,999

CBOT 10-Yr. U.S. Treasury Note	(366)	September 2019	($45,997,588)	($838,975)
CME E-mini Russell 2000 Index	(4,826)	September 2019	(370,108,432)	(8,032,798)
CME E-mini S&P Mid-Cap 400 Index	(2,596)	September 2019	(495,266,024)	(10,953,976)
CME Ultra Long Term U.S. Treasury Bond	(13)	September 2019	(2,251,597)	(56,715)
ICE mini MSCI EAFE Index	(1,534)	September 2019	(143,903,034)	(3,614,076)
Ultra 10-Yr. U.S. Treasury Note	(100)	September 2019	(13,513,791)	(298,709)

Total Futures Short Contracts			($1,071,040,466)	($23,795,249)

Total Futures Contracts			$387,484,507	($2,544,250)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$735,716
Total Foreign Exchange Contracts		735,716
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	17,177,181
Total Equity Contracts		17,177,181
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	3,338,102
Total Interest Rate Contracts		3,338,102

Total Asset Derivatives		$21,250,999

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	22,600,850
Total Equity Contracts		22,600,850
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	1,194,399
Total Interest Rate Contracts		1,194,399

Total Liability Derivatives		$23,795,249

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	27,080,451
Total Equity Contracts		27,080,451
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	1,066,613
Total Foreign Exchange Contracts		1,066,613
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	77,344
Options Purchased	Net realized gains/(losses) on Investments	(116,016)
Futures	Net realized gains/(losses) on Futures contracts	2,976,119
Total Interest Rate Contracts		2,937,447
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	52,388
Total Credit Contracts		52,388

Total		$31,136,899

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	735,716
Total Foreign Exchange Contracts		735,716
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,399,113)
Total Equity Contracts		(2,399,113)
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	79,772
Total Interest Rate Contracts		79,772
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	295,647
Total Credit Contracts		295,647

Total		($1,287,978)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$1,117,265,222
Futures - Short	(992,249,466)
Interest Rate Contracts
Futures - Long	182,394,904
Futures - Short	(63,519,904)
Purchased Options	35,886,802
Written Options	(21,220,434)
Foreign Exchange Contracts
Futures - Long	66,150,489
Credit Contracts
Credit Default Swaps - Buy Protection	(60,385)
Credit Default Swaps - Sell Protection	73,078

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$58,597	$9,774	$—	$73,214	7,456	1.1%
Core International Equity	186,147	—	—	208,789	21,772	3.2
Core Low Volatility Equity	188,652	12	—	226,936	19,330	3.5
Global Stock Fund	332,527	27,530	—	381,962	29,254	5.9
High Yield	53,897	1,608	—	59,411	12,514	0.9
Income	159,099	2,915	—	174,180	16,779	2.7
International Allocation	476,950	16,665	—	540,706	55,988	8.3
Large Cap Value	393,944	27,098	—	451,054	25,537	6.9
Limited Maturity Bond	96,492	1,282	—	99,695	10,055	1.5
Mid Cap Stock	382,126	43,636	—	449,038	24,776	6.9
Small Cap Stock	88,105	12,386	—	105,551	5,774	1.6

Total Affiliated Registered Investment Companies	2,416,536			2,770,536		42.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	458,103	448,987	531,405	375,685	37,568	5.8

Total Affiliated Short-Term Investments	458,103			375,685		5.8

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	47,513	223,641	231,487	39,667	39,667	0.6

Total Collateral Held for Securities Loaned	47,513			39,667		0.6

Total Value	$2,922,152			$3,185,888

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$4,843	—	$1,484
Core International Equity	—	22,642	—	—
Core Low Volatility Equity	—	38,272	12	—
Global Stock	—	21,905	22,107	5,423
High Yield	—	3,906	—	1,606
Income	—	12,166	—	2,894
International Allocation	—	47,091	4,423	12,242
Large Cap Value	—	30,011	20,214	6,884
Limited Maturity Bond	—	1,921	—	1,280
Mid Cap Stock	—	23,276	40,892	2,745
Small Cap Stock	—	5,060	11,979	407
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	5,614

Total Income from Affiliated Investments				$40,579

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	86

Total Affiliated Income from Securities Loaned, Net				$86

Total Value	$—	$211,093	$99,627

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (2.5%)	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$5,709,154	0.1%

	Total	5,709,154

Capital Goods (0.3%)
	Other Securities^	15,671,851	0.3%

	Total	15,671,851

Communications Services (0.5%)
	Other Securities^	23,935,003	0.5%

	Total	23,935,003

Consumer Cyclical (0.3%)
	Other Securities^	17,443,675	0.3%

	Total	17,443,675

Consumer Non-Cyclical (0.5%)
	Other Securities^	26,190,718	0.5%

	Total	26,190,718

Energy (0.2%)
	Other Securities^	10,386,813	0.2%

	Total	10,386,813

Financials (0.3%)
	Other Securities^	15,953,471	0.3%

	Total	15,953,471

Technology (0.2%)
	Other Securities^	9,458,829	0.2%

	Total	9,458,829

Utilities (0.1%)
	Other Securities^	5,674,249	0.1%

	Total	5,674,249

	Total Bank Loans (cost $133,016,645)	130,423,763

	Long-Term Fixed Income (42.2%)
Asset-Backed Securities (1.4%)
	U.S. Small Business Administration
$153,780	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	159,477	<0.1%
	Other Securities^	72,198,591	1.4%

	Total	72,358,068

Basic Materials (0.5%)
	Other Securities^	26,251,861	0.5%

	Total	26,251,861

Capital Goods (0.7%)
	Other Securities^	38,670,643	0.7%

	Total	38,670,643

Collateralized Mortgage Obligations (0.8%)
	Other Securities^	40,513,921	0.8%

	Total	40,513,921

Commercial Mortgage-Backed Securities (1.9%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
9,350,000	3.780%, 10/25/2028, Ser. K084, Class A2[a,b]	10,293,749	0.2%
8,750,000	3.505%, 3/25/2029, Ser. K091, Class A2[a]	9,479,848	0.2%
	Other Securities^	79,179,940	1.5%

	Total	98,953,537

Communications Services (1.5%)
	Other Securities^	76,845,483	1.5%

	Total	76,845,483

Consumer Cyclical (1.0%)
	Other Securities^	50,247,158	1.0%

	Total	50,247,158

Consumer Non-Cyclical (2.0%)
	Other Securities^	101,565,513	2.0%

	Total	101,565,513

Energy (1.6%)
	Other Securities^	83,149,966	1.6%

	Total	83,149,966

Financials (3.7%)
	Other Securities^	194,517,771	3.7%

	Total	194,517,771

Foreign Government (<0.1%)
	Other Securities^	733,237	<0.1%

	Total	733,237

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value	% of Net Assets
Mortgage-Backed Securities (12.6%)
	Federal Home Loan Mortgage Corporation - REMIC
$15,700,000	3.859%, 11/25/2051, Ser. K086, Class A2[a,b]
	Federal National Mortgage Association Conventional 15-Yr. Pass Through	$17,423,868	0.3%
185,100,000	3.500%, 7/1/2034[c]	191,048,063	3.7%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
51,300,000	3.000%, 7/1/2049[c]	51,714,197	1.0%
162,625,000	3.500%, 7/1/2049[c]	166,207,832	3.2%
153,699,500	4.000%, 7/1/2049[c]	158,817,813	3.1%
	Government National Mortgage Association Conventional 30- Yr. Pass Through
65,000,000	4.500%, 7/1/2049[c]	67,751,074	1.3%
	Other Securities^	1,469,825	<0.1%

	Total	654,432,672

Technology (0.9%)
	Microsoft Corporation
7,900,000	3.700% - 4.750%, 11/3/2035 - 11/3/2055	9,064,004	0.2%
	Other Securities^	37,117,463	0.7%

	Total	46,181,467

Transportation (0.2%)
	Other Securities^	10,486,008	0.2%

	Total	10,486,008

U.S. Government & Agencies (12.3%)
	U.S. Treasury Bonds
16,625,000	2.250%, 11/15/2027	17,010,103	0.3%
34,750,000	2.875%, 5/15/2028	37,291,094	0.7%
14,120,000	5.250%, 11/15/2028	18,049,331	0.4%
27,658,000	2.500%, 5/15/2046	27,462,449	0.5%
5,675,000	2.875% - 4.375%, 5/15/2040 - 5/15/2049	6,371,080	0.1%
	U.S. Treasury Bonds, TIPS
89,651	2.125% - 2.375%, 1/15/2025 - 2/15/2040	105,941	<0.1%
	U.S. Treasury Notes
14,000,000	1.000%, 10/15/2019	13,955,156	0.3%
35,530,000	1.500%, 10/31/2019	35,457,830	0.7%
22,270,000	1.750%, 11/30/2019	22,234,333	0.4%
69,580,000	1.375%, 9/30/2020	69,126,099	1.3%
21,800,000	2.750%, 11/30/2020	22,069,094	0.4%
28,750,000	2.500%, 2/28/2021	29,064,453	0.6%
10,250,000	1.375%, 5/31/2021	10,170,723	0.2%
58,454,000	1.125%, 8/31/2021	57,666,241	1.1%
22,230,000	1.875%, 7/31/2022	22,322,046	0.4%
53,180,000	2.000%, 11/30/2022	53,643,248	1.0%
65,780,000	2.500%, 1/31/2024	67,910,141	1.3%
12,780,000	2.125%, 7/31/2024	12,990,171	0.3%
18,910,000	2.250%, 11/15/2024	19,341,384	0.4%
14,120,000	2.125%, 11/30/2024	14,354,966	0.3%
35,925,000	2.625%, 1/31/2026	37,608,984	0.7%
28,580,000	2.500%, 2/28/2026	29,708,687	0.6%
13,245,000	1.875% - 2.500%, 3/31/2020 - 3/31/2023	13,468,807	0.3%

	Total	637,382,361

Utilities (1.1%)
	Other Securities^	57,132,912	1.1%

	Total	57,132,912

	Total Long-Term Fixed Income (cost $2,143,907,338)	2,189,422,578

Shares	Registered Investment Companies (32.0%)
Affiliated (31.5%)
15,103,458	Thrivent Core Emerging Markets Debt Fund	148,315,961	2.8%
5,287,377	Thrivent Core International Equity Fund	50,705,949	1.0%
9,299,351	Thrivent Core Low Volatility Equity Fund	109,174,381	2.1%
3,056,906	Thrivent Global Stock Portfolio	39,913,413	0.8%
28,289,081	Thrivent High Yield Portfolio	134,302,413	2.6%
39,023,730	Thrivent Income Portfolio	405,109,244	7.8%
18,959,203	Thrivent International Allocation Portfolio	183,100,402	3.5%
10,339,689	Thrivent Large Cap Value Portfolio	182,626,827	3.5%
24,524,164	Thrivent Limited Maturity Bond Portfolio	243,161,990	4.7%
5,154,158	Thrivent Mid Cap Stock Portfolio	93,412,938	1.8%
2,627,460	Thrivent Small Cap Stock Portfolio	48,030,762	0.9%

	Total	1,637,854,280

Unaffiliated (0.5%)
41,435	SPDR S&P 500 ETF Trust	12,140,455	0.3%
	Other Securities^	11,765,939	0.2%

	Total	23,906,394

	Total Registered Investment Companies (cost $1,531,393,636)	1,661,760,674

	Common Stock (20.0%)
Communications Services (1.4%)
19,301	Alphabet, Inc., Class Ad	20,899,123	0.4%
73,014	Facebook, Inc.[d]	14,091,702	0.3%
182,059	Verizon Communications, Inc.	10,401,031	0.2%
	Other Securities^	28,871,174	0.5%

	Total	74,263,030

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value	% of Net Assets
Consumer Discretionary (2.0%)
14,528	Amazon.com, Inc.[d]	$27,510,657	0.6%
	Other Securities^	76,187,823	1.4%

	Total	103,698,480

Consumer Staples (0.7%)
	Other Securities^	34,129,451	0.7%

	Total	34,129,451

Energy (0.7%)
73,935	Chevron Corporation	9,200,471	0.2%
	Other Securities^	28,938,553	0.5%

	Total	38,139,024

Financials (3.2%)
549,418	Bank of America Corporation	15,933,122	0.3%
158,840	Citigroup, Inc.	11,123,565	0.2%
	Other Securities^	140,813,052	2.7%

	Total	167,869,739

Health Care (2.9%)
80,013	Johnson & Johnson	11,144,211	0.2%
89,713	Medtronic plc	8,737,149	0.2%
116,560	Merck & Company, Inc.	9,773,556	0.2%
54,747	UnitedHealth Group, Inc.	13,358,815	0.3%
	Other Securities^	109,939,112	2.0%

	Total	152,952,843

Industrials (2.9%)
83,735	Honeywell International, Inc.	14,619,294	0.3%
67,460	United Technologies Corporation	8,783,292	0.2%
	Other Securities^	125,464,396	2.4%

	Total	148,866,982

Information Technology (4.9%)
106,715	Apple, Inc.	21,121,033	0.4%
453,712	Cisco Systems, Inc.	24,831,658	0.5%
54,234	MasterCard, Inc.	14,346,520	0.3%
289,305	Microsoft Corporation	38,755,298	0.8%
78,465	PayPal Holdings, Inc.[d]	8,981,104	0.2%
86,722	Visa, Inc.	15,050,603	0.3%
	Other Securities^	132,985,247	2.4%

	Total	256,071,463

Materials (0.5%)
	Other Securities^	24,823,743	0.5%

	Total	24,823,743

Real Estate (0.6%)
	Other Securities^	28,877,470	0.6%

	Total	28,877,470

Utilities (0.2%)
	Other Securities^	8,955,360	0.2%

	Total	8,955,360

	Total Common Stock (cost $777,987,620)	1,038,647,585

	Collateral Held for Securities Loaned (0.3%)
16,326,292	Thrivent Cash Management Trust	16,326,292	0.3%

	Total Collateral Held for Securities Loaned (cost $16,326,292)	16,326,292

Shares or Principal Amount	Short-Term Investments (15.3%)
	Federal Home Loan Bank Discount Notes
9,300,000	2.368%, 7/19/2019[e,f]	9,289,770	0.2%
16,100,000	2.400%, 7/23/2019[e,f] U.S. Treasury Bills	16,078,354	0.3%
870,000	2.380%, 7/11/2019[e]	869,531	<0.1%
	Thrivent Core Short-Term Reserve Fund
75,424,430	2.590%	754,244,295	14.5%
	Other Securities^	11,779,323	0.3%

	Total Short-Term Investments (cost $792,252,836)	792,261,273

	Total Investments (cost $5,394,884,367) 112.3%	$5,828,842,165

	Other Assets and Liabilities, Net (12.3%)	(637,606,319)

	Total Net Assets 100.0%	$5,191,235,846

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the security is insured or guaranteed.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$6,179,883
Common Stock	9,943,767

Total lending	$16,123,650
Gross amount payable upon return of collateral for securities loaned	$16,326,292

Net amounts due to counterparty	$202,642

Definitions:

ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$473,577,699
Gross unrealized depreciation	(40,302,369)

Net unrealized appreciation (depreciation)	$433,275,330
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$5,993,497,013

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,709,154	—	3,527,463	2,181,691
Capital Goods	15,671,851	—	15,671,851	—
Communications Services	23,935,003	—	20,182,017	3,752,986
Consumer Cyclical	17,443,675	—	15,218,664	2,225,011
Consumer Non-Cyclical	26,190,718	—	26,190,718	—
Energy	10,386,813	—	9,732,126	654,687
Financials	15,953,471	—	15,953,471	—
Technology	9,458,829	—	9,458,829	—
Utilities	5,674,249	—	2,139,099	3,535,150
Long-Term Fixed Income
Asset-Backed Securities	72,358,068	—	70,208,068	2,150,000
Basic Materials	26,251,861	—	26,251,861	—
Capital Goods	38,670,643	—	38,670,643	—
Collateralized Mortgage Obligations	40,513,921	—	40,513,921	—
Commercial Mortgage-Backed Securities	98,953,537	—	98,953,537	—
Communications Services	76,845,483	—	76,845,483	—
Consumer Cyclical	50,247,158	—	50,247,158	—
Consumer Non-Cyclical	101,565,513	—	101,565,513	—
Energy	83,149,966	—	83,149,966	—
Financials	194,517,771	—	194,517,771	—
Foreign Government	733,237	—	733,237	—
Mortgage-Backed Securities	654,432,672	—	654,432,672	—
Technology	46,181,467	—	46,181,467	—
Transportation	10,486,008	—	10,486,008	—
U.S. Government & Agencies	637,382,361	—	637,382,361	—
Utilities	57,132,912	—	57,132,912	—
Registered Investment Companies
Affiliated	1,329,657,989	1,329,657,989	—	—
Unaffiliated	23,906,394	23,906,394	—	—
Common Stock
Communications Services	74,263,030	74,263,030	—	—
Consumer Discretionary	103,698,480	103,698,480	—	—
Consumer Staples	34,129,451	34,129,451	—	—
Energy	38,139,024	38,139,024	—	—
Financials	167,869,739	167,869,739	—	—
Health Care	152,952,843	152,952,843	—	—
Industrials	148,866,982	148,866,982	—	—
Information Technology	256,071,463	256,071,463	—	—
Materials	24,823,743	24,823,741	—	2
Real Estate	28,877,470	28,877,470	—	—
Utilities	8,955,360	8,955,360	—	—
Short-Term Investments	38,016,978	—	38,016,978	—

Subtotal Investments in Securities	$4,750,075,287	$2,392,211,966	$2,343,363,794	$14,499,527

Other Investments *	Total
Affiliated Registered Investment Companies	308,196,291
Affiliated Short-Term Investments	754,244,295
Collateral Held for Securities Loaned	16,326,292
Subtotal Other Investments	$1,078,766,878

Total Investments at Value	$5,828,842,165

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	18,578,450	18,578,450	—	—

Total Asset Derivatives	$18,578,450	$18,578,450	$—	$—

Liability Derivatives
Futures Contracts	6,449,822	6,449,822	—	—

Total Liability Derivatives	$6,449,822	$6,449,822	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $37,147,447 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	309	September 2019	$66,078,667	$411,857
CBOT 5-Yr. U.S. Treasury Note	1,486	September 2019	172,334,199	3,245,989
CBOT U.S. Long Bond	1,025	September 2019	154,105,696	5,377,898
CME E-mini S&P 500 Index	331	September 2019	48,171,026	555,484
CME Euro Foreign Exchange Currency	829	September 2019	118,178,702	435,654
Eurex Euro STOXX 50 Index	3,997	September 2019	154,157,899	3,144,183
ICE US mini MSCI Emerging Markets Index	3,175	September 2019	161,819,865	5,407,385

Total Futures Long Contracts			$874,846,054	$18,578,450

CBOT 10-Yr. U.S. Treasury Note	(87)	September 2019	($10,933,853)	($199,428)
CME E-mini Russell 2000 Index	(2,373)	September 2019	(181,987,066)	(3,949,349)
CME E-mini S&P Mid-Cap 400 Index	(198)	September 2019	(37,774,341)	(835,659)
ICE mini MSCI EAFE Index	(622)	September 2019	(58,349,244)	(1,465,386)

Total Futures Short Contracts			($289,044,504)	($6,449,822)

Total Futures Contracts			$585,801,550	$12,128,628

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$435,654
Total Foreign Exchange Contracts		435,654
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	9,107,052
Total Equity Contracts		9,107,052
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	9,035,744
Total Interest Rate Contracts		9,035,744

Total Asset Derivatives		$18,578,450

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	6,250,394
Total Equity Contracts		6,250,394
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	199,428
Total Interest Rate Contracts		199,428

Total Liability Derivatives		$6,449,822

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	10,319,933
Total Equity Contracts		10,319,933
Foreign Exchange Contracts
Future	Net realized gains/(losses) on Futures contracts	631,583
Total Foreign Exchange Contracts		631,583
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	131,250
Options Purchased	Net realized gains/(losses) on Investments	(196,875)
Futures	Net realized gains/(losses) on Futures contracts	18,095,791
Total Interest Rate Contracts		18,030,166
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	132,036
Total Credit Contracts		132,036

Total		$29,113,718

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	435,654
Total Foreign Exchange Contracts		435,654
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	7,475,573
Total Equity Contracts		7,475,573
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,688,171)
Total Interest Rate Contracts		(1,688,171)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	628,250
Total Credit Contracts		628,250

Total		$6,851,306

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$385,305,587
Futures - Short	(258,563,922)
Interest Rate Contracts
Futures - Long	369,823,271
Futures - Short	(29,515,069)
Purchased Options	60,898,816
Written Options	(36,010,434)
Foreign Exchange Contracts
Futures - Long	39,170,538
Credit Contracts
Credit Default Swaps - Buy Protection	(121,570)
Credit Default Swaps - Sell Protection	155,621

The accompanying Notes to Financial Statements are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$127,028	$11,162	$—	$148,316	15,103	2.8%
Core International Equity	45,207	—	—	50,706	5,287	1.0
Core Low Volatility Equity	90,757	6	—	109,174	9,299	2.1
Global Stock Fund	34,748	2,877	—	39,913	3,057	0.8
High Yield	121,837	3,635	—	134,302	28,289	2.6
Income	370,034	6,779	—	405,109	39,024	7.8
International Allocation	161,511	5,643	—	183,100	18,959	3.5
Large Cap Value	159,504	10,972	—	182,627	10,340	3.5
Limited Maturity Bond	235,348	3,128	—	243,162	24,524	4.7
Mid Cap Stock	79,493	9,078	—	93,413	5,154	1.8
Small Cap Stock	40,092	5,636	—	48,031	2,627	0.9

Total Affiliated Registered Investment Companies	1,465,559			1,637,853		31.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	679,056	498,687	423,499	754,244	75,424	14.5

Total Affiliated Short-Term Investments	679,056			754,244		14.5

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	25,341	109,294	118,309	16,326	16,326	0.3

Total Collateral Held for Securities Loaned	25,341			16,326		0.3

Total Value	$2,169,956			$2,408,423

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$10,127	—	$3,096
Core International Equity	—	5,499	—	—
Core Low Volatility Equity	—	18,412	6	—
Global Stock	—	2,289	2,310	567
High Yield	—	8,830	—	3,631
Income	—	28,297	—	6,731
International Allocation	—	15,947	1,497	4,146
Large Cap Value	—	12,151	8,185	2,787
Limited Maturity Bond	—	4,686	—	3,121
Mid Cap Stock	—	4,842	8,507	571
Small Cap Stock	—	2,302	5,451	185
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	9,721

Total Income from Affiliated Investments				$34,556

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	35

Total Affiliated Income from Securities Loaned, Net				$35

Total Value	$—	$113,382	$25,956

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (87.2%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,600,000	2.500% (FEDL 1M + 0.120%), 2/26/2020[b]	$1,600,000
	Federal Farm Credit Bank
915,000	2.196% (USBMMY 3M + 0.100%), 7/3/2019[b]	914,999
4,475,000	2.323% (LIBOR 1M + -0.090%), 7/12/2019[b]	4,474,968
1,820,000	2.380% (FEDL 1M FLAT), 8/8/2019[b]	1,819,879
1,600,000	2.316% (LIBOR 1M + -0.095%), 9/13/2019[b]	1,599,984
1,800,000	2.584% (LIBOR 1M + 0.180%), 10/24/2019[b]	1,801,230
2,310,000	2.462% (LIBOR 1M + 0.050%), 2/10/2020[b]	2,311,084
1,520,000	2.500% (FEDL 1M + 0.120%), 2/18/2020[b]	1,519,952
2,780,000	2.433% (LIBOR 1M + 0.050%), 2/21/2020[b]	2,781,371
1,570,000	2.520% (FEDL 1M + 0.140%), 3/23/2020[b]	1,570,220
775,000	2.402% (LIBOR 1M FLAT), 5/26/2020[b]	775,045
1,780,000	2.387% (LIBOR 1M + -0.015%), 5/28/2020[b]	1,780,000
835,000	2.360% (LIBOR 1M + -0.080%), 6/1/2020[b]	834,312
2,350,000	2.438% (LIBOR 1M + 0.010%), 6/29/2020[b]	2,350,000
950,000	2.323% (LIBOR 1M + -0.060%), 7/20/2020[b]	949,410
1,830,000	2.400% (LIBOR 1M + 0.010%), 8/19/2020[b]	1,829,387
1,300,000	2.414% (LIBOR 1M + 0.010%), 8/24/2020[b]	1,300,226
1,425,000	2.206% (USBMMY 3M + 0.110%), 12/28/2020[b]	1,424,790
950,000	2.500% (FEDL 1M + 0.120%), 2/9/2021[b]	949,924
900,000	2.412% (LIBOR 1M FLAT), 8/9/2021[b]	898,423
	Federal Home Loan Bank
1,215,000	2.281%, 7/5/2019	1,214,541
2,402,000	2.373%, 7/10/2019	2,400,258
1,770,000	2.363%, 7/12/2019	1,768,490
525,000	2.210%, 7/16/2019	524,452
6,465,000	2.363%, 7/17/2019	6,457,362
5,345,000	2.301%, 7/19/2019	5,338,168
3,450,000	2.269%, 7/24/2019	3,444,563
1,370,000	2.299% (LIBOR 1M + -0.105%), 7/24/2019[b]	1,370,008
1,480,000	2.224%, 7/26/2019	1,477,532
200,000	2.270%, 7/30/2019	199,609
3,580,000	2.313% (LIBOR 3M + -0.270%), 7/30/2019[b]	3,579,995
4,055,000	2.222%, 7/31/2019	4,046,990
1,820,000	2.311% (LIBOR 3M + -0.265%), 8/2/2019[b]	1,819,888
1,858,000	2.214%, 8/21/2019	1,851,943
1,350,000	2.320%, 8/23/2019	1,345,215
1,780,000	2.362% (LIBOR 1M + -0.040%), 8/26/2019[b]	1,780,041
800,000	2.253%, 8/28/2019	796,996
200,000	2.220%, 9/4/2019	199,174
1,600,000	2.327% (LIBOR 1M + -0.085%), 9/9/2019[b]	1,600,000
1,800,000	2.250%, 9/11/2019	1,791,675
2,280,000	2.322% (LIBOR 1M + -0.080%), 9/26/2019[b]	2,279,723
1,850,000	2.369% (LIBOR 1M + -0.050%), 10/7/2019[b]	1,849,962
890,000	2.321% (LIBOR 3M + -0.260%), 10/11/2019[b]	889,714
1,745,000	2.314% (LIBOR 1M + -0.090%), 12/27/2019[b]	1,744,349
1,400,000	2.349% (LIBOR 1M + -0.070%), 2/7/2020[b]	1,399,639
2,290,000	2.394% (LIBOR 1M + -0.010%), 3/27/2020[b]	2,290,000
1,200,000	2.530% (SOFRRATE + 0.110%), 6/10/2020[b]	1,200,000
1,420,000	2.525% (SOFRRATE + 0.105%), 10/1/2020[b]	1,420,000
1,560,000	2.402% (LIBOR 1M FLAT), 10/26/2020[b]	1,560,000
	Federal Home Loan Mortgage Corporation
4,325,000	2.433% (LIBOR 3M + -0.165%), 7/5/2019[b]	4,324,989
1,770,000	2.430% (SOFRRATE + 0.010%), 7/9/2019[b]	1,770,000
975,000	0.875%, 7/19/2019	974,231
	Federal National Mortgage Association
223,000	2.290%, 9/4/2019	222,050
1,250,000	2.510% (SOFRRATE + 0.100%), 4/30/2020[b]	1,250,000
	Overseas Private Investment Corporation
1,380,000	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	1,380,000
1,760,000	2.350% (T-BILL 3M + 0.070%), 7/5/2019[b]	1,760,000
2,500,000	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	2,500,000
2,600,000	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	2,600,000
1,630,000	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	1,630,000
2,000,000	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	2,000,000
1,327,452	2.350% (T-BILL 3M FLAT), 7/5/2019[b]	1,327,452
2,683,800	2.360% (T-BILL 3M FLAT), 7/5/2019[b]	2,683,800
2,665,710	2.360% (T-BILL 3M FLAT), 7/5/2019[b]	2,665,710
1,411,839	2.360% (T-BILL 3M FLAT), 7/5/2019[b]	1,411,839
1,974,600	2.360% (T-BILL 3M FLAT), 7/5/2019[b]	1,974,600
480,420	2.360% (T-BILL 3M FLAT), 7/5/2019[b]	480,420
1,491,966	2.390% (T-BILL 3M FLAT), 7/5/2019[b]	1,491,966
176,030	2.390% (T-BILL 3M FLAT), 7/5/2019[b]	176,030
2,312,264	2.390% (T-BILL 3M FLAT), 7/5/2019[b]	2,312,264

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (87.2%)[a]	Value
$2,744,130	2.390% (T-BILL 3M FLAT), 7/5/2019[b]	$2,744,130
1,541,509	2.390% (T-BILL 3M FLAT), 7/5/2019[b]	1,541,509
1,269,740	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,269,740
1,300,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,300,000
653,505	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	653,505
1,300,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,300,000
1,860,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,860,000
835,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	835,000
1,444,590	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,444,590
1,500,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	1,500,000
3,700,000	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	3,700,000
2,614,464	2.400% (T-BILL 3M FLAT), 7/5/2019[b]	2,614,464
1,035,000	2.660%, 7/7/2019	1,061,936
1,050,000	2.980%, 11/13/2019	1,069,470
1,200,000	3.010%, 11/13/2019	1,222,477
4,460,000	2.760%, 11/17/2019	4,473,161
1,690,000	3.010%, 11/20/2019	1,720,668
1,450,000	2.840%, 2/19/2020	1,464,504
	U.S. Department of Housing and Urban Development
670,000	1.880%, 8/1/2019	669,625

	Total	158,505,621

	U.S. Treasury Debt (12.9%)[a]
	U.S. Treasury Bills
5,755,000	2.308%, 7/9/2019	5,751,310
1,780,000	2.303%, 7/30/2019	1,776,470
2,000,000	2.271%, 8/6/2019	1,995,206
1,830,000	2.380%, 8/15/2019	1,824,314
	U.S. Treasury Notes
1,740,000	2.156% (USBMMY 3M + 0.060%), 7/31/2019[b]	1,740,065
1,310,000	2.129% (USBMMY 3M + 0.033%), 4/30/2020[b]	1,309,920
3,590,000	2.139% (USBMMY 3M + 0.043%), 7/31/2020[b]	3,588,629
2,550,000	2.141% (USBMMY 3M + 0.045%), 10/31/2020[b]	2,548,079
1,790,000	2.211% (USBMMY 3M + 0.115%), 1/31/2021[b]	1,789,397
890,000	2.235% (USBMMY 3M + 0.139%), 4/30/2021[b]	889,976

	Total	23,213,366

	Total Investments (at amortized cost) 100.1%	$181,718,987

	Other Assets and Liabilities, Net (0.1)%	(149,971)

	Total Net Assets 100.0%	$181,569,016

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Cost for federal income tax purposes	$181,718,987

The accompanying Notes to Financial Statements are an integral part of this schedule.

MONEY MARKET PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	158,505,621	—	158,505,621	—
U.S. Treasury Debt	23,213,366	—	23,213,366	—

Total Investments at Amortized Cost	$181,718,987	$—	$181,718,987	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)	Value	% of Net Assets
Basic Materials (0.9%)
	Other Securities^	$196,220	0.9%

	Total	196,220

Capital Goods (1.3%)
	Other Securities^	275,068	1.3%

	Total	275,068

Communications Services (2.9%)
	CSC Holdings, LLC, Term Loan
$122,500	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[a,b]	120,394	0.6%
	Other Securities^	477,394	2.3%

	Total	597,788

Consumer Cyclical (1.8%)
	Boyd Gaming Corporation, Term Loan
104,304	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[a,b]	103,641	0.5%
	Other Securities^	269,231	1.3%

	Total	372,872

Consumer Non-Cyclical (2.7%)
	Albertson’s, LLC, Term Loan
58,800	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[a,b]	58,785	0.3%
19,900	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[a,b]	19,787	0.1%
	Other Securities^	485,064	2.3%

	Total	563,636

Energy (0.8%)
	Other Securities^	165,370	0.8%

	Total	165,370

Financials (2.1%)
	Other Securities^	432,780	2.1%

	Total	432,780

Technology (0.9%)
	Other Securities^	184,143	0.9%

	Total	184,143

Transportation (0.2%)
	Other Securities^	34,296	0.2%

	Total	34,296

Utilities (1.0%)
	Other Securities^	196,457	1.0%

	Total	196,457

	Total Bank Loans (cost $3,075,840)	3,018,630

	Long-Term Fixed Income (44.4%)
Basic Materials (2.3%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,c]	114,100	0.6%
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[c]	121,719	0.6%
	Olin Corporation
125,000	5.125%, 9/15/2027	128,281	0.6%
	Other Securities^	104,909	0.5%

	Total	469,009

Capital Goods (2.6%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[c]	129,375	0.6%
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,562	0.6%
	Textron Financial Corporation
150,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,c]	117,000	0.6%
	Other Securities^	154,834	0.8%

	Total	529,771

Collateralized Mortgage Obligations (2.7%)
	CHL Mortgage Pass-Through Trust
79,341	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	72,064	0.3%
	Countrywide Alternative Loan Trust
182,611	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	176,042	0.9%
	J.P. Morgan Mortgage Trust
119,617	4.590%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	107,824	0.5%
	Other Securities^	209,708	1.0%

	Total	565,638

Communications Services (6.0%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	128,281	0.6%
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[c]	130,819	0.6%
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,656	0.6%
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,969	0.6%
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,156	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value	% of Net Assets
Communications Services (6.0%) - continued
	Viacom, Inc.
$100,000	5.875%, 2/28/2057[b]	$102,050	0.5%
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[c]	128,089	0.6%
	Other Securities^	363,530	1.9%

	Total	1,243,550

Consumer Cyclical (1.3%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[c]	111,250	0.6%
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[c]	129,674	0.6%
	Other Securities^	31,683	0.1%

	Total	272,607

Consumer Non-Cyclical (4.2%)
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	129,531	0.6%
	Energizer Holdings, Inc.
140,000	6.375%, 7/15/2026[c]	143,850	0.7%
	JBS USA, LLC
125,000	6.500%, 4/15/2029[c]	135,781	0.7%
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[c]	127,500	0.6%
	Other Securities^	323,270	1.6%

	Total	859,932

Energy (4.5%)
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,762	0.7%
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	131,250	0.6%
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[c]	129,531	0.6%
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,156	0.6%
	Other Securities^	400,922	2.0%

	Total	935,621

Financials (10.9%)
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,c,d]	110,375	0.6%
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,d]	108,947	0.5%
25,000	4.000%, 1/22/2025	26,281	0.1%
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,c,d]	105,875	0.5%
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,c,d]	115,648	0.6%
	Credit Suisse Group AG
125,000	7.500%, 12/11/2023[b,c,d]	137,500	0.7%
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,c,d]	105,500	0.5%
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,d]	107,775	0.5%
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,c,d]	110,250	0.5%
	Standard Chartered plc
100,000	7.500%, 4/2/2022[b,c,d]	105,750	0.5%
	Other Securities^	1,227,381	5.9%

	Total	2,261,282

Mortgage-Backed Securities (6.2%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
550,000	3.500%, 7/1/2034[e]	567,674	2.7%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
250,000	3.500%, 7/1/2049[e]	255,507	1.2%
455,000	4.000%, 7/1/2049[e]	470,152	2.3%

	Total	1,293,333

Technology (2.0%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[c]	126,625	0.6%
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[c]	106,094	0.5%
	Other Securities^	190,218	0.9%

	Total	422,937

Transportation (0.1%)
	Other Securities^	11,465	0.1%

	Total	11,465

Utilities (1.6%)
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[c]	125,469	0.6%
	Other Securities^	206,789	1.0%

	Total	332,258

	Total Long-Term Fixed Income (cost $9,195,793)	9,197,403

Shares	Registered Investment Companies (27.9%)
Affiliated (10.5%)
221,520	Thrivent Core Emerging Markets Debt Fund	2,175,325	10.5%

	Total	2,175,325

Unaffiliated (17.4%)
11,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	137,330	0.7%
6,652	BlackRock Core Bond Trust	93,531	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Registered Investment Companies (27.9%)	Value	% of Net Assets
Unaffiliated (17.4%) - continued
10,490	BlackRock Corporate High Yield Fund, Inc.	$112,453	0.5%
11,187	BlackRock Credit Allocation Income Trust	145,095	0.7%
16,325	BlackRock Enhanced Equity Dividend Trust	144,803	0.7%
4,459	BlackRock Multi-Sector Income Trust	77,810	0.4%
13,452	BlackRock Resources & Commodities Strategy Trust	110,037	0.5%
5,857	Cohen & Steers REIT and Preferred Income Fund, Inc.	126,619	0.6%
7,813	Invesco Dynamic Credit Opportunities Fund	87,349	0.4%
3,000	Invesco Senior Loan ETF	67,980	0.3%
5,500	Invesco Variable Rate Preferred ETF	137,115	0.7%
9,748	Liberty All-Star Equity Fund	62,582	0.3%
6,025	Vanguard Short-Term Corporate Bond ETF	486,097	2.4%
	Other Securities^	1,829,257	8.7%

	Total	3,618,058

	Total Registered Investment Companies (cost $5,844,930)	5,793,383

	Common Stock (4.7%)
Communications Services (0.1%)
	Other Securities^	20,312	0.1%

	Total	20,312

Consumer Discretionary (0.4%)
	Other Securities^	74,171	0.4%

	Total	74,171

Consumer Staples (0.1%)
	Other Securities^	20,000	0.1%

	Total	20,000

Energy (1.2%)
	Other Securities^	247,487	1.2%

	Total	247,487

Financials (1.4%)
185	Bank of America Corporation	5,365	<0.1%
	Other Securities^	286,312	1.4%

	Total	291,677

Health Care (0.2%)
	Other Securities^	42,400	0.2%

	Total	42,400

Industrials (<0.1%)
	Other Securities^	1,471	<0.1%

	Total	1,471

Information Technology (0.6%)
	Other Securities^	128,382	0.6%

	Total	128,382

Materials (<0.1%)
	Other Securities^	8,944	<0.1%

	Total	8,944

Real Estate (0.7%)
	Other Securities^	147,631	0.7%

	Total	147,631

	Total Common Stock (cost $1,009,829)	982,475

	Preferred Stock (3.0%)
Consumer Staples (0.2%)
	Other Securities^	51,660	0.2%

	Total	51,660

Energy (0.8%)
	Other Securities^	177,525	0.8%

	Total	177,525

Financials (1.5%)
	Other Securities^	303,981	1.5%

	Total	303,981

Health Care (0.1%)
	Other Securities^	19,775	0.1%

	Total	19,775

Industrials (0.1%)
	Other Securities^	14,349	0.1%

	Total	14,349

Real Estate (0.3%)
	Other Securities^	57,501	0.3%

	Total	57,501

	Total Preferred Stock (cost $623,782)	624,791

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.8%)	Value	% of Net Assets
234,318	Thrivent Core Short-Term Reserve Fund 2.590%	$2,343,180	11.3%
	Other Securities^	99,779	0.5%

	Total Short-Term Investments (cost $2,442,929)	2,442,959

	Total Investments (cost $22,193,103) 106.4%	$22,059,641

	Other Assets and Liabilities, Net (6.4%)	(1,319,841)

	Total Net Assets 100.0%	$20,739,800

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $3,420,502 or 16.5% of total net assets.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$403,959
Gross unrealized depreciation	(536,570)

Net unrealized appreciation (depreciation)	$(132,611)

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$22,210,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	196,220	—	132,275	63,945
Capital Goods	275,068	—	225,442	49,626
Communications Services	597,788	—	508,238	89,550
Consumer Cyclical	372,872	—	341,997	30,875
Consumer Non-Cyclical	563,636	—	563,636	—
Energy	165,370	—	165,370	—
Financials	432,780	—	432,780	—
Technology	184,143	—	184,143	—
Transportation	34,296	—	34,296	—
Utilities	196,457	—	77,154	119,303
Long-Term Fixed Income
Basic Materials	469,009	—	469,009	—
Capital Goods	529,771	—	529,771	—
Collateralized Mortgage Obligations	565,638	—	565,638	—
Communications Services	1,243,550	—	1,243,550	—
Consumer Cyclical	272,607	—	272,607	—
Consumer Non-Cyclical	859,932	—	859,932	—
Energy	935,621	—	935,621	—
Financials	2,261,282	—	2,165,808	95,474
Mortgage-Backed Securities	1,293,333	—	1,293,333	—
Technology	422,937	—	422,937	—
Transportation	11,465	—	11,465	—
Utilities	332,258	—	332,258	—
Registered Investment Companies
Unaffiliated	3,618,058	3,618,058	—	—
Common Stock
Communications Services	20,312	20,312	—	—
Consumer Discretionary	74,171	74,171	—	—
Consumer Staples	20,000	20,000	—	—
Energy	247,487	247,487	—	—
Financials	291,677	291,677	—	—
Health Care	42,400	42,400	—	—
Industrials	1,471	1,471	—	—
Information Technology	128,382	128,382	—	—
Materials	8,944	—	—	8,944
Real Estate	147,631	147,631	—	—
Preferred Stock
Consumer Staples	51,660	51,660	—	—
Energy	177,525	79,444	98,081	—
Financials	303,981	253,581	50,400	—
Health Care	19,775	—	19,775	—
Industrials	14,349	14,349	—	—
Real Estate	57,501	57,501	—	—
Short-Term Investments	99,779	—	99,779	—

Subtotal Investments in Securities	$17,541,136	$5,048,124	$12,035,295	$457,717

Other Investments *	Total
Affiliated Registered Investment Companies	2,175,325
Affiliated Short-Term Investments	2,343,180

Subtotal Other Investments	$4,518,505

Total Investments at Value	$22,059,641

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,431	7,431	—	—

Total Asset Derivatives	$7,431	$7,431	$—	$—

Liability Derivatives
Futures Contracts	4,584	4,584	—	—

Total Liability Derivatives	$4,584	$4,584	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $99,779 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	September 2019	$115,972	$2,184
CBOT U.S. Long Bond	1	September 2019	150,347	5,247

Total Futures Long Contracts			$266,319	$7,431

CBOT 10-Yr. U.S. Treasury Note	(2)	September 2019	($251,353)	($4,584)

Total Futures Short Contracts			($251,353)	($4,584)

Total Futures Contracts			$14,966	$2,847

Reference Description:

CBOT	- Chicago Board of Trade

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$7,431
Total Interest Rate Contracts		7,431

Total Asset Derivatives		$7,431

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	4,584
Total Interest Rate Contracts		4,584

Total Liability Derivatives		$4,584

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,238
Total Interest Rate Contracts		3,238

Total		$3,238

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Multidimensional Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	141
Total Interest Rate Contracts		141

Total		$141

The following table presents Multidimensional Income Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$263,831
Futures - Short	(247,333)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$1,953	$70	$—	$2,175	222	10.5%

Total Affiliated Registered Investment Companies	1,953			2,175		10.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	984	8,180	6,821	2,343	234	11.3

Total Affiliated Short-Term Investments	984			2,343		11.3

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	114	97	211	—	—	—

Total Collateral Held for Securities Loaned	114			—		—

Total Value	$3,051			$4,518

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$152	—	$46
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	25

Total Income from Affiliated Investments				$71

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$152	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)	Value	% of Net Assets
Basic Materials (1.5%)
	Other Securities^	$2,850,731	1.5%

	Total	2,850,731

Capital Goods (2.1%)
	GFL Environmental, Inc., Term Loan
$ 927,429	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[a,b]	911,533	0.5%
	Navistar, Inc., Term Loan
632,000	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[a,b]	629,826	0.3%
	Vertiv Group Corporation, Term Loan
883,352	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[a,b]	839,184	0.4%
	Other Securities^	1,677,369	0.9%

	Total	4,057,912

Communications Services (7.1%)
	CenturyLink, Inc., Term Loan
1,044,100	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[a,b]	1,018,582	0.5%
	CommScope Inc., Term Loan
790,000	5.652%, (LIBOR 1M + 3.250%), 4/4/2026[a,b]	786,840	0.4%
	CSC Holdings, LLC, Term Loan
930,000	5.394%, (LIBOR 1M + 3.000%), 4/15/2027[a,b]	930,232	0.5%
	Frontier Communications Corporation, Term Loan
771,223	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[a,b]	755,158	0.4%
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[a,b,c]	721,375	0.4%
	NEP Group, Inc., Term Loan
616,900	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[a,b]	614,975	0.3%
	Sprint Communications, Inc., Term Loan
1,041,037	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[a,b]	1,024,121	0.5%
651,725	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[a,b]	645,006	0.3%
	Virgin Media Bristol, LLC, Term Loan
785,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[a,b]	781,601	0.4%
	Other Securities^	6,332,411	3.4%

	Total	13,610,301

Consumer Cyclical (3.6%)
	Golden Entertainment, Inc., Term Loan
825,075	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[a,b,c]	820,950	0.4%
	Golden Nugget, LLC, Term Loan
648,073	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[a,b]	642,110	0.3%
	Scientific Games International, Inc., Term Loan
1,576,219	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[a,b]	1,551,047	0.8%
	Staples, Inc., Term Loan
640,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[a,b]	613,498	0.3%
	Stars Group Holdings BV, Term Loan
825,190	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[a,b]	824,761	0.4%
	Other Securities^	2,554,948	1.4%

	Total	7,007,314

Consumer Non-Cyclical (6.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,374,075	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[a,b]	1,291,878	0.7%
	Albertson’s, LLC, Term Loan
696,500	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[a,b]	692,537	0.4%
598,622	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[a,b]	597,724	0.3%
403,550	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[a,b]	403,449	0.2%
	Bausch Health Companies, Inc., Term Loan
997,922	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[a,b]	997,303	0.5%
	Endo International plc, Term Loan
1,238,110	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[a,b]	1,159,701	0.6%
	Mallinckrodt International Finance SA, Term Loan
701,325	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[a,b]	630,098	0.3%
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,239,991	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[a,b]	1,180,323	0.6%
	Other Securities^	4,948,221	2.6%

	Total	11,901,234

Energy (2.4%)
	HFOTCO, LLC, Term Loan
876,150	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[a,b]	875,055	0.5%
	McDermott Technology (Americas), Inc., Term Loan
799,875	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[a,b]	786,005	0.4%
	Radiate Holdco, LLC, Term Loan
1,285,277	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[a,b]	1,254,019	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)	Value	% of Net Assets
Energy (2.4%) - continued
	Other Securities^	$1,657,623	0.9%

	Total	4,572,702

Financials (4.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
626,140	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[a,b]	624,969	0.3%
	Digicel International Finance, Ltd., Term Loan
837,221	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[a,b]	724,196	0.4%
	GGP Nimbus, LLC, Term Loan
888,287	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[a,b]	866,178	0.5%
	Grizzly Finco, Term Loan
615,350	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[a,b]	614,156	0.3%
	Harland Clarke Holdings Corporation, Term Loan
735,600	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[a,b]	633,844	0.3%
	Level 3 Parent, LLC, Term Loan
1,025,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[a,b]	1,016,288	0.5%
	Sable International Finance, Ltd., Term Loan
1,386,347	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[a,b]	1,388,080	0.7%
	Tronox Finance, LLC, Term Loan
688,722	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[a,b]	681,222	0.4%
	Other Securities^	1,457,593	0.8%

	Total	8,006,526

Technology (1.5%)
	First Data Corporation, Term Loan
1,320,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[a,b]	1,318,363	0.7%
	Rackspace Hosting, Inc., Term Loan
1,296,855	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[a,b]	1,195,052	0.6%
	Other Securities^	434,062	0.2%

	Total	2,947,477

Utilities (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
945,700	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[a,b,c]	926,786	0.5%
	Other Securities^	1,211,891	0.6%

	Total	2,138,677

	Total Bank Loans (cost $58,240,427)	57,092,874

	Long-Term Fixed Income (50.4%)
Asset-Backed Securities (5.1%)
	Cent CLO, LP
800,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,d	800,079	0.4%
	OZLM Funding II, Ltd.
710,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,d	705,558	0.4%
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,d	689,187	0.4%
	Sound Point CLO XXI, Ltd.
700,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,d	688,891	0.4%
	Other Securities^	6,967,806	3.5%

	Total	9,851,521

Basic Materials (1.1%)
	Other Securities^	2,047,036	1.1%

	Total	2,047,036

Capital Goods (1.9%)
	Other Securities^	3,576,432	1.9%

	Total	3,576,432

Collateralized Mortgage Obligations (7.6%)
	Antler Mortgage Trust
1,075,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[d]	1,081,805	0.6%
	Bellemeade Re 2018-1, Ltd.
700,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,d	702,528	0.4%
	Eagle Re, Ltd.
750,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,d	750,593	0.4%
	Other Securities^	12,045,378	6.2%

	Total	14,580,304

Communications Services (2.7%)
	Other Securities^	5,158,546	2.7%

	Total	5,158,546

Consumer Cyclical (2.6%)
	Other Securities^	4,968,648	2.6%

	Total	4,968,648

Consumer Non-Cyclical (2.9%)
	Albertson’s Companies, LLC
240,000	6.625%, 6/15/2024	248,700	0.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value	% of Net Assets
Consumer Non-Cyclical (2.9%) - continued
	Other Securities^	$5,424,129	2.8%

	Total	5,672,829

Energy (2.9%)
	Other Securities^	5,620,287	2.9%

	Total	5,620,287

Financials (6.1%)
	Other Securities^	11,714,280	6.1%

	Total	11,714,280

Mortgage-Backed Securities (14.6%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,925,000	3.500%, 7/1/2034[e]	8,179,664	4.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,275,000	3.000%, 7/1/2049[e]	3,301,442	1.7%
6,700,000	3.500%, 7/1/2049[e]	6,847,609	3.6%
2,925,000	4.000%, 7/1/2049[e]	3,022,405	1.6%
	Government National Mortgage Association Conventional 30-Yr. Pass Through
5,000,000	4.500%, 7/1/2049[e]	5,211,621	2.7%
	Other Securities^	1,502,363	0.7%

	Total	28,065,104

Technology (1.4%)
	Other Securities^	2,689,513	1.4%

	Total	2,689,513

Transportation (0.5%)
	Other Securities^	909,919	0.5%

	Total	909,919

Utilities (1.0%)
	Other Securities^	2,000,394	1.0%

	Total	2,000,394

	Total Long-Term Fixed Income (cost $95,990,784)	96,854,813

Shares	Registered Investment Companies (15.9%)
Affiliated (14.6%)
2,854,141	Thrivent Core Emerging Markets Debt Fund	28,027,668	14.6%

	Total	28,027,668

Unaffiliated (1.3%)
14,425	Vanguard Short-Term Corporate Bond ETF	1,163,809	0.6%
	Other Securities^	1,431,601	0.7%

	Total	2,595,410

	Total Registered Investment Companies (cost $30,276,555)	30,623,078

	Preferred Stock (1.0%)
Consumer Staples (0.1%)
	Other Securities^	138,600	0.1%

	Total	138,600

Energy (0.2%)
	Other Securities^	360,960	0.2%

	Total	360,960

Financials (0.6%)
	Other Securities^	1,149,277	0.6%

	Total	1,149,277

Real Estate (0.1%)
	Other Securities^	111,870	0.1%

	Total	111,870

Utilities (<0.1%)
	Other Securities^	75,469	<0.1%

	Total	75,469

	Total Preferred Stock (cost $1,802,012)	1,836,176

	Common Stock (0.4%)
Energy (0.2%)
	Other Securities^	382,471	0.2%

	Total	382,471

Financials (0.1%)
	Other Securities^	239,911	0.1%

	Total	239,911

Materials (0.1%)
	Other Securities^	73,876	0.1%

	Total	73,876

	Total Common Stock (cost $555,174)	696,258

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Collateral Held for Securities Loaned (0.2%)	Value	% of Net Assets
463,445	Thrivent Cash Management Trust	$463,445	0.2%

	Total Collateral Held for Securities Loaned (cost $463,445)	463,445

Shares or Principal Amount	Short-Term Investments (16.9%)
	Thrivent Core Short-Term Reserve Fund
3,213,408	2.590%	32,134,082	16.7%
	Other Securities^	398,416	0.2%

	Total Short-Term Investments (cost $32,532,412)	32,532,498

	Total Investments (cost $219,860,809) 114.5%	$220,099,142

	Other Assets and Liabilities, Net (14.5%)	(27,880,462)

	Total Net Assets 100.0%	$192,218,680

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $33,633,287 or 17.5% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.

Opportunity Income Plus Portfolio held restricted securities as of June 28, 2019. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 28, 2019, the value of these investments was $222,454 or 0.1% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$446,620

Total lending	$446,620
Gross amount payable upon return of collateral for securities loaned	$463,445

Net amounts due to counterparty	$16,825

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,361,408
Gross unrealized depreciation	(2,192,855)

Net unrealized appreciation (depreciation)	$168,553

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$240,484,632

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,850,731	—	2,515,846	334,885
Capital Goods	4,057,912	—	3,685,720	372,192
Communications Services	13,610,301	—	12,776,414	833,887
Consumer Cyclical	7,007,314	—	5,982,114	1,025,200
Consumer Non-Cyclical	11,901,234	—	11,901,234	—
Energy	4,572,702	—	4,264,614	308,088
Financials	8,006,526	—	8,006,526	—
Technology	2,947,477	—	2,947,477	—
Utilities	2,138,677	—	668,033	1,470,644
Long-Term Fixed Income
Asset-Backed Securities	9,851,521	—	9,851,521	—
Basic Materials	2,047,036	—	2,047,036	—
Capital Goods	3,576,432	—	3,576,432	—
Collateralized Mortgage Obligations	14,580,304	—	14,080,343	499,961
Communications Services	5,158,546	—	5,158,546	—
Consumer Cyclical	4,968,648	—	4,968,648	—
Consumer Non-Cyclical	5,672,829	—	5,672,829	—
Energy	5,620,287	—	5,620,287	—
Financials	11,714,280	—	11,714,280	—
Mortgage-Backed Securities	28,065,104	—	28,065,104	—
Technology	2,689,513	—	2,689,513	—
Transportation	909,919	—	909,919	—
Utilities	2,000,394	—	2,000,394	—
Registered Investment Companies
Unaffiliated	2,595,410	2,595,410	—	—
Preferred Stock
Consumer Staples	138,600	138,600	—	—
Energy	360,960	195,847	165,113	—
Financials	1,149,277	641,081	508,196	—
Real Estate	111,870	111,870	—	—
Utilities	75,469	75,469	—	—
Common Stock
Energy	382,471	382,471	—	—
Financials	239,911	239,911	—	—
Materials	73,876	73,876	—	—
Short-Term Investments	398,416	—	398,416	—

Subtotal Investments in Securities	$159,473,947	$4,454,535	$150,174,555	$4,844,857

Other Investments *	Total
Affiliated Registered Investment Companies	28,027,668
Affiliated Short-Term Investments	32,134,082
Collateral Held for Securities Loaned	463,445

Subtotal Other Investments	$60,625,195

Total Investments at Value	$220,099,142

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	431,743	431,743	—	—

Total Asset Derivatives	$431,743	$431,743	$—	$—

Liability Derivatives
Futures Contracts	57,791	57,791	—	—

Total Liability Derivatives	$57,791	$57,791	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $398,416 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	43	September 2019	$5,350,594	$152,062
CBOT 2-Yr. U.S. Treasury Note	45	September 2019	9,623,107	59,979
CBOT 5-Yr. U.S. Treasury Note	60	September 2019	6,958,312	131,063
CME Ultra Long Term U.S. Treasury Bond	10	September 2019	1,686,986	88,639

Total Futures Long Contracts			$23,618,999	$431,743

CME E-mini S&P 500 Index	(20)	September 2019	($2,898,357)	($45,843)
Ultra 10-Yr. U.S. Treasury Note	(4)	September 2019	(540,551)	(11,948)

Total Futures Short Contracts			($3,438,908)	($57,791)

Total Futures Contracts			$20,180,091	$373,952

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$431,743
Total Interest Rate Contracts		431,743

Total Asset Derivatives		$431,743

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	45,843
Total Equity Contracts		45,843
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	11,948
Total Interest Rate Contracts		11,948

Total Liability Derivatives		$57,791

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(232,873)
Total Equity Contracts		(232,873)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	510,008
Total Interest Rate Contracts		510,008

Total		$277,135

The accompanying Notes to Financial Statements are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(197,100)
Total Equity Contracts		(197,100)
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	116,884
Total Interest Rate Contracts		116,884

Total		($80,216)

The following table presents Opportunity Income Plus Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Short	($2,803,263)
Interest Rate Contracts
Futures - Long	18,063,025
Futures - Short	(1,079,668)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$25,061	$1,012	$—	$28,028	2,854	14.6%

Total Affiliated Registered Investment Companies	25,061			28,028		14.6

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	21,502	53,843	43,211	32,134	3,213	16.7

Total Affiliated Short-Term Investments	21,502			32,134		16.7

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	949	2,955	3,441	463	463	0.2

Total Collateral Held for Securities Loaned	949			463		0.2

Total Value	$47,512			$60,625

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$1,955	—	$595
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	332

Total Income from Affiliated Investments				$927

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$—	$1,955	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.7%)	Value
Brazil (11.7%)
277,400	Ambev SA	$1,291,661
353,388	Banco Bradesco SA ADR	3,470,270
88,100	BRF SAa	673,148
104,259	Lojas Renner SA	1,276,103
136,368	Multiplan Empreendimentos Imobiliarios SA	985,485
146,300	Petroleo Brasileiro SA	1,039,734
157,312	Vale SA ADR	2,114,273

	Total	10,850,674

Cayman Islands (12.3%)
16,640	Autohome, Inc. ADR[a]	1,424,717
462,000	China Resources Land, Ltd.	2,034,087
31,327	Huazhu Group, Ltd. ADR	1,135,604
52,800	Sunny Optical Technology Group Company, Ltd.	546,653
122,000	Tencent Holdings, Ltd.	5,519,209
77,000	Wuxi Biologics (Cayman), Inc.[a,b]	690,806

	Total	11,351,076

Chile (1.0%)
29,770	Banco Santander Chile SA ADR	890,718

	Total	890,718

China (13.9%)
14,494	58.com, Inc. ADR[a]	901,092
143,300	China International Travel Service Corporation, Ltd.	1,851,950
192,917	Hangzhou Hikvision Digital Technology Company, Ltd.	777,514
16,195	Kweichow Moutai Company, Ltd.	2,325,984
121,400	Midea Group Company, Ltd.	920,086
305,000	Ping An Insurance Company of China, Ltd.	3,667,587
195,600	Sands China, Ltd.	934,395
121,182	Shanghai International Airport Company, Ltd.	1,480,522

	Total	12,859,130

Hong Kong (7.0%)
247,400	AIA Group, Ltd.	2,671,649
146,000	China Mobile, Ltd.	1,329,135
224,000	Hang Lung Group, Ltd.	621,745
92,000	Hang Lung Properties, Ltd.	218,869
44,930	Hong Kong Exchanges & Clearing, Ltd.	1,587,830

	Total	6,429,228

India (14.2%)
73,505	Grasim Industries, Ltd.	973,141
14,600	Hero Motocorp, Ltd.	546,116
41,683	Hindustan Unilever, Ltd.	1,079,805
121,690	Housing Development Finance Corporation	3,864,040
445,580	ITC, Ltd.	1,766,905
88,290	Kotak Mahindra Bank, Ltd.	1,889,321
2,053	SBI Life Insurance Company, Ltd.[b]	21,525
57,903	Tata Consultancy Services, Ltd.	1,868,498
16,447	Ultra Tech Cement, Ltd.	1,085,042

	Total	13,094,393

Indonesia (5.2%)
3,306,600	Astra International Tbk PT	1,744,010
1,603,000	Bank Rakyat Indonesia Persero Tbk PT	494,886
609,900	Indocement Tunggal Prakarsa Tbk PT	861,968
795,900	PT Bank Central Asia Tbk	1,688,961

	Total	4,789,825

Luxembourg (0.9%)
33,200	Tenaris SA ADR	873,492

	Total	873,492

Malaysia (0.7%)
124,300	Public Bank Berhad	692,148

	Total	692,148

Mexico (4.7%)
18,300	Fomento Economico Mexicano SAB de CV ADR	1,770,525
63,400	Grupo Aeroportuario del Sureste, SAB de CV	1,028,868
268,313	Grupo Financiero Banorte SAB de CV ADR	1,558,399

	Total	4,357,792

Philippines (2.3%)
1,585	Ayala Corporation	27,667
1,461,900	Ayala Land, Inc.	1,450,337
405,076	Bank of the Philippine Islands	620,842

	Total	2,098,846

Russia (3.2%)
14,329	Lukoil ADR	1,211,372
35,200	NovaTek PJSC	744,717
254,408	Sberbank of Russia PJSC	957,804

	Total	2,913,893

South Africa (4.3%)
65,452	Massmart Holdings, Ltd.	289,039
130,300	MTN Group, Ltd.	985,301
10,345	Naspers, Ltd.	2,504,010
42,696	Truworths International, Ltd.	211,918

	Total	3,990,268

South Korea (1.7%)
1,083	Amorepacific Corporation	81,007
4,786	LG Chem, Ltd.	1,470,903

	Total	1,551,910

Taiwan (5.1%)
616,499	Taiwan Semiconductor Manufacturing Company, Ltd.	4,715,221

	Total	4,715,221

Thailand (2.6%)
117,500	Siam Cement pcl	1,777,778
137,000	Siam Commercial Bank pcl	623,492

	Total	2,401,270

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.7%)	Value
Turkey (0.9%)
59,736	BIM Birlesik Magazalar AS	$821,686

	Total	821,686

United States (1.0%)
19,372	Yum China Holding, Inc.	894,986

	Total	894,986

	Total Common Stock (cost $67,223,441)	85,576,556

	Preferred Stock (5.8%)
South Korea (5.8%)
159,780	Samsung Electronics Company, Ltd.	5,299,002

	Total	5,299,002

	Total Preferred Stock (cost $2,907,281)	5,299,002

	Short-Term Investments (1.2%)
	Thrivent Core Short-Term Reserve Fund
112,015	2.590%	1,120,150

	Total Short-Term Investments (cost $1,120,150)	1,120,150

	Total Investments (cost $71,250,872) 99.7%	$91,995,708

	Other Assets and Liabilities, Net 0.3%	299,300

	Total Net Assets 100.0%	$92,295,008

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $712,331 or 0.8% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,278,314
Gross unrealized depreciation	(3,633,875)

Net unrealized appreciation (depreciation)	$20,644,439

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$71,351,269

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	12,663,464	2,325,809	10,337,655	—
Consumer Discretionary	9,515,168	2,030,590	7,484,578	—
Consumer Staples	10,646,413	1,770,525	8,875,888	—
Energy	3,869,315	873,492	2,995,823	—
Financials	24,727,139	4,360,988	20,366,151	—
Health Care	690,806	—	690,806	—
Industrials	4,543,477	—	4,543,477	—
Information Technology	6,583,719	—	6,583,719	—
Materials	9,060,619	2,114,273	6,946,346	—
Real Estate	3,276,436	—	3,276,436	—
Preferred Stock
Information Technology	5,299,002	—	5,299,002	—

Subtotal Investments in Securities	$90,875,558	$13,475,677	$77,399,881	$—

Other Investments *	Total
Affiliated Short-Term Investments	1,120,150

Subtotal Other Investments	$1,120,150

Total Investments at Value	$91,995,708

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$1,507	$7,584	$7,971	$1,120	112	1.2%

Total Affiliated Short-Term Investments	1,507			1,120		1.2

Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	—	8,462	8,462	—	—	—

Total Collateral Held for Securities Loaned	—			—		—

Total Value	$1,507			$1,120

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$19

Total Income from Affiliated Investments				$19

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.4%)	Value
Communications Services (16.6%)
6,225	Alphabet, Inc., Class Aa	$6,740,430
6,105	Alphabet, Inc., Class Ca	6,598,956
15,159	Electronic Arts, Inc.[a]	1,535,000
74,315	Facebook, Inc.[a]	14,342,795
8,106	IAC/InterActiveCorp[a]	1,763,298
114,600	Tencent Holdings, Ltd.	5,184,438
78,978	Tencent Music Entertainment Group ADR[a]	1,183,880
28,835	Walt Disney Company	4,026,519

	Total	41,375,316

Consumer Discretionary (23.4%)
38,758	Alibaba Group Holding, Ltd. ADR[a]	6,567,543
11,755	Amazon.com, Inc.[a]	22,259,620
34,623	Aptiv plc	2,798,577
1,352	Booking Holdings, Inc.[a]	2,534,608
7,384	Dollar General Corporation	998,021
19,189	Dollar Tree, Inc.[a]	2,060,707
68,278	Dollarama, Inc.	2,402,022
15,004	Ferrari NV	2,421,946
30,794	Las Vegas Sands Corporation	1,819,617
8,506	McDonald’s Corporation	1,766,356
1,265	Mercadolibre, Inc.[a]	773,889
45,800	MGM Resorts International	1,308,506
11,268	Netflix, Inc.[a]	4,138,962
32,083	NIKE, Inc.	2,693,368
393	NVR, Inc.[a]	1,324,508
19,219	Wynn Resorts, Ltd.	2,382,964

	Total	58,251,214

Consumer Staples (0.8%)
24,361	Philip Morris International, Inc.	1,913,069

	Total	1,913,069

Energy (0.5%)
7,553	Pioneer Natural Resources Company	1,162,105

	Total	1,162,105

Financials (3.4%)
46,995	Charles Schwab Corporation	1,888,729
12,194	Chubb, Ltd.	1,796,055
17,400	Intercontinental Exchange, Inc.	1,495,356
12,520	Morgan Stanley	548,501
1,956	S&P Global, Inc.	445,557
46,602	TD Ameritrade Holding Corporation	2,326,372

	Total	8,500,570

Health Care (12.9%)
22,161	Alcon, Inc.[a]	1,368,434
9,877	Alexion Pharmaceuticals, Inc.[a]	1,293,689
8,393	Anthem, Inc.	2,368,589
16,142	Becton, Dickinson and Company	4,067,945
38,616	Centene Corporation[a]	2,025,023
11,615	Cigna Holding Company	1,829,943
3,126	Elanco Animal Health, Inc.[a]	105,659
4,407	Eli Lilly and Company	488,252
11,538	HCA Healthcare, Inc.	1,559,591
6,974	Intuitive Surgical, Inc.[a]	3,658,212
23,710	Stryker Corporation	4,874,302
13,252	UnitedHealth Group, Inc.	3,233,621
20,627	Vertex Pharmaceuticals, Inc.[a]	3,782,579
5,028	Wellcare Health Plans, Inc.[a]	1,433,332

	Total	32,089,171

Industrials (10.4%)
25,385	Boeing Company	9,240,394
8,085	Equifax, Inc.	1,093,415
29,372	Fortive Corporation	2,394,405
5,702	Honeywell International, Inc.	995,512
11,459	JB Hunt Transport Services, Inc.	1,047,467
6,207	Linde Public Limited Company	1,246,366
7,300	Northrop Grumman Corporation	2,358,703
8,914	Roper Industries, Inc.	3,264,842
33,020	TransUnion	2,427,300
23,563	Wabtec Corporation	1,690,881

	Total	25,759,285

Information Technology (28.6%)
9,786	Apple, Inc.	1,936,845
10,857	ASML Holding NV GDR	2,257,496
1,794	Atlassian Corporation plc[a]	234,727
10,788	Fidelity National Information Services, Inc.	1,323,472
24,940	Fiserv, Inc.[a]	2,273,530
14,936	Intuit, Inc.	3,903,225
86,673	Marvell Technology Group, Ltd.	2,068,885
31,079	MasterCard, Inc.	8,221,328
106,633	Microsoft Corporation	14,284,557
25,777	PayPal Holdings, Inc.[a]	2,950,435
21,613	Salesforce.com, Inc.[a]	3,279,341
6,050	ServiceNow, Inc.[a]	1,661,149
722	Slack Technologies, Inc.[a]	27,075
18,147	Splunk, Inc.[a]	2,281,985
138,557	Symantec Corporation	3,015,000
4,579	Temenos AG	819,888
9,794	Total System Services, Inc.	1,256,276
54,975	Visa, Inc.	9,540,911
15,009	VMware, Inc.	2,509,655
12,892	Workday, Inc.[a]	2,650,337
35,971	Worldpay, Inc.[a]	4,408,246
772	Zoom Video Communications, Inc.[a]	68,546

	Total	70,972,909

Materials (0.5%)
9,075	Dow, Inc.	447,488
9,543	DuPont de Nemours, Inc.	716,393

	Total	1,163,881

Real Estate (0.4%)
8,265	Crown Castle International Corporation	1,077,343

	Total	1,077,343

Utilities (1.9%)
9,929	NextEra Energy, Inc.	2,034,055
19,653	Sempra Energy	2,701,108

	Total	4,735,163

	Total Common Stock (cost $150,238,536)	247,000,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Preferred Stock (0.1%)	Value
Consumer Discretionary (0.1%)
2,943	Airbnb, Inc., Series D, Convertible[a,b]	$346,891

	Total	346,891

	Total Preferred Stock (cost $119,818)	346,891

	Short-Term Investments (0.8%)
	Thrivent Core Short-Term Reserve Fund
193,644	2.590%	1,936,445

	Total Short-Term Investments (cost $1,936,445)	1,936,445

	Total Investments (cost $152,294,799) 100.3%	$249,283,362

	Other Assets and Liabilities, Net (0.3%)	(849,540)

	Total Net Assets 100.0%	$248,433,822

a	Non-income producing security.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$99,169,181
Gross unrealized depreciation	(2,989,000)

Net unrealized appreciation (depreciation)	$96,180,181

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$153,103,181

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	41,375,316	36,190,878	5,184,438	—
Consumer Discretionary	58,251,214	55,849,192	2,402,022	—
Consumer Staples	1,913,069	1,913,069	—	—
Energy	1,162,105	1,162,105	—	—
Financials	8,500,570	8,500,570	—	—
Health Care	32,089,171	30,720,737	1,368,434	—
Industrials	25,759,285	25,759,285	—	—
Information Technology	70,972,909	70,153,021	819,888	—
Materials	1,163,881	1,163,881	—	—
Real Estate	1,077,343	1,077,343	—	—
Utilities	4,735,163	4,735,163	—	—
Preferred Stock
Consumer Discretionary	346,891	—	—	346,891

Subtotal Investments in Securities	$247,346,917	$237,225,244	$9,774,782	$346,891

Other Investments *	Total
Affiliated Short-Term Investments	1,936,445

Subtotal Other Investments	$1,936,445

Total Investments at Value	$249,283,362

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$821	$18,176	$17,061	$1,936	194	0.8%

Total Affiliated Short-Term Investments	821			1,936		0.8

Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	3,645	10,169	13,814	—	—	—

Total Collateral Held for Securities Loaned	3,645			—		—

Total Value	$4,466			$1,936

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$52

Total Income from Affiliated Investments				$52

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	—	—	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (96.9%)	Value
Biotechnology (13.6%)
8,400	ACADIA Pharmaceuticals, Inc.[a]	$224,532
24,880	Acceleron Pharma, Inc.[a]	1,022,070
9,680	Agios Pharmaceuticals, Inc.[a]	482,838
10,500	Alexion Pharmaceuticals, Inc.[a]	1,375,290
8,987	Allakos, Inc.[a]	389,407
4,003	Allogene Therapeutics, Inc.[a]	107,481
21,028	Amgen, Inc.	3,875,040
1,200	AnaptysBio, Inc.[a]	67,704
15,992	Arena Pharmaceuticals, Inc.[a]	937,611
10,496	Atreca, Inc.[a]	197,745
7,090	Biogen, Inc.[a]	1,658,138
30,089	BioMarin Pharmaceutical, Inc.[a]	2,577,123
5,200	Blueprint Medicines Corporation[a]	490,516
25,300	Checkpoint Therapeutics, Inc.[a]	76,659
4,639	Eidos Therapeutics, Inc.[a]	144,180
8,700	EXACT Sciences Corporation[a]	1,026,948
3,300	Galapagos NV ADR[a]	425,469
5,900	Genfit ADR[a]	116,525
6,200	Genmab ASa	1,140,041
50,010	Gilead Sciences, Inc.	3,378,676
2,830	Guardant Health, Inc.[a]	244,314
14,790	Halozyme Therapeutics, Inc.[a]	254,092
13,939	Incyte Corporation[a]	1,184,258
24,144	Insmed, Inc.[a]	618,086
5,350	Mirati Therapeutics, Inc.[a]	551,050
15,000	Neurocrine Biosciences, Inc.[a]	1,266,450
2,364	Principia Biopharma, Inc.[a]	78,461
22,817	Ra Pharmaceuticals, Inc.[a]	686,107
2,240	Sarepta Therapeutics, Inc.[a]	340,368
13,600	Seattle Genetics, Inc.[a]	941,256
9,130	Syndax Pharmaceuticals, Inc.[a]	85,000
2,780	Theravance Biopharma, Inc.[a]	45,397
3,887	Urovant Sciences, Ltd.[a]	30,746
20,220	Vertex Pharmaceuticals, Inc.[a]	3,707,944
92,540	WuXi AppTec Company, Ltd.[b]	811,474

	Total	30,558,996

Communications Services (0.2%)
24,192	So-Young International, Inc. ADR[a]	336,027

	Total	336,027

Health Care Equipment (35.0%)
173,490	Abbott Laboratories	14,590,509
73,314	Avantor, Inc.[a]	1,399,564
61,010	Baxter International, Inc.	4,996,719
17,790	Becton, Dickinson and Company	4,483,258
217,920	Boston Scientific Corporation[a]	9,366,202
16,600	Cerner Corporation	1,216,780
601,300	ConvaTec Group plc[b]	1,114,139
28,841	Edwards Lifesciences Corporation[a]	5,328,086
9,720	Intuitive Surgical, Inc.[a]	5,098,626
22,900	Masimo Corporation[a]	3,407,978
74,720	Medtronic plc	7,276,981
8,222	Natera, Inc.[a]	226,763
7,600	Nevro Corporation[a]	492,708
18,550	ResMed, Inc.	2,263,656
2,413	SI-BONE, Inc.[a]	49,080
38,020	Stryker Corporation	7,816,152
11,080	Teleflex, Inc.	3,669,142
20,000	Varian Medical Systems, Inc.[a]	2,722,600
40,800	Wright Medical Group NVa	1,216,656
16,200	Zimmer Biomet Holdings, Inc.	1,907,388

	Total	78,642,987

Health Care Facilities (1.5%)
17,400	Encompass Health Corporation	1,102,464
17,240	HCA Healthcare, Inc.	2,330,331

	Total	3,432,795

Health Care Services (3.5%)
9,230	Amedisys, Inc.[a]	1,120,614
20,019	Cigna Holding Company	3,153,994
9,300	LHC Group, Inc.[a]	1,112,094
10,040	Quest Diagnostics, Inc.	1,022,172
20,200	Teladoc Health, Inc.[a]	1,341,482

	Total	7,750,356

Health Care Supplies (0.4%)
3,400	Align Technology, Inc.[a]	930,580

	Total	930,580

Life Sciences Tools & Services (7.4%)
22,420	Agilent Technologies, Inc.	1,674,101
5,800	Charles River Laboratories International, Inc.[a]	823,020
6,200	Illumina, Inc.[a]	2,282,530
13,900	IQVIA Holding, Inc.[a]	2,236,510
29,400	Qiagen NVa	1,192,170
28,450	Thermo Fisher Scientific, Inc.	8,355,196

	Total	16,563,527

Managed Health Care (13.7%)
21,600	Anthem, Inc.	6,095,736
51,700	Centene Corporation[a]	2,711,148
16,720	Humana, Inc.	4,435,816
72,029	UnitedHealth Group, Inc.	17,575,796

	Total	30,818,496

Pharmaceuticals (21.6%)
13,371	Apellis Pharmaceuticals, Inc.[a]	338,821
2,966	Assembly Biosciences, Inc.[a]	40,011
43,100	AstraZeneca plc	3,523,510
22,850	AstraZeneca plc ADR	943,248
53,790	Bristol-Myers Squibb Company	2,439,376
19,700	Corbus Pharmaceuticals Holdings, Inc.[a]	136,521
18,200	Daiichi Sankyo Company, Ltd.	954,508
57,363	Elanco Animal Health, Inc.[a]	1,938,869
53,330	Eli Lilly and Company	5,908,431
114,000	GlaxoSmithKline plc	2,285,120
440,000	Hansoh Pharmaceutical Group Company, Ltd.[a,b]	1,163,127
183,500	Hua Medicine[a,b]	165,607
85,161	Merck & Company, Inc.	7,140,750
10,190	Merck KGaA	1,064,359
4,076	MyoKardia, Inc.[a]	204,371
4,300	Nektar Therapeutics[a]	152,994
40,920	Novo Nordisk AS ADR	2,088,557
163,115	Pfizer, Inc.	7,066,142
5,750	Reata Pharmaceuticals, Inc.[a]	542,513
4,100	Roche Holding AG	1,152,870
19,380	Sanofi	1,674,865
24,750	Sanofi ADR	1,070,933
5,388	Tricida, Inc.[a]	212,610
71,000	Wuxi Biologics (Cayman), Inc.[a,b]	636,977

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (96.9%)	Value
Pharmaceuticals (21.6%) - continued
48,570	Zoetis, Inc.	$5,512,209

	Total	48,357,299

	Total Common Stock (cost $179,051,100)	217,391,063

	Short-Term Investments (2.6%)
	Thrivent Core Short-Term Reserve Fund
578,566	2.590%	5,785,658

	Total Short-Term Investments (cost $5,785,657)	5,785,658

	Total Investments (cost $184,836,757) 99.5%	$223,176,721

	Other Assets and Liabilities, Net 0.5%	1,219,546

	Total Net Assets 100.0%	$224,396,267

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $3,891,324 or 1.7% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,307,299
Gross unrealized depreciation	(3,265,723)

Net unrealized appreciation (depreciation)	$38,041,576

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$176,249,591

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	30,558,996	28,607,481	1,951,515	—
Communications Services	336,027	336,027	—	—
Health Care Equipment	78,642,987	77,528,848	1,114,139	—
Health Care Facilities	3,432,795	3,432,795	—	—
Health Care Services	7,750,356	7,750,356	—	—
Health Care Supplies	930,580	930,580	—	—
Life Sciences Tools & Services	16,563,527	16,563,527	—	—
Managed Health Care	30,818,496	30,818,496	—	—
Pharmaceuticals	48,357,299	35,736,356	12,620,943	—

Subtotal Investments in Securities	$217,391,063	$201,704,466	$15,686,597	$—

Other Investments *	Total
Affiliated Short-Term Investments	5,785,658

Subtotal Other Investments	$5,785,658

Total Investments at Value	$223,176,721

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	147,308	—	147,308	—

Total Asset Derivatives	$147,308	$—	$147,308	$—

Liability Derivatives
Foreign Currency Forward Contracts	133,686	—	133,686	—

Total Liability Derivatives	$133,686	$—	$133,686	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Partner Healthcare Portfolio’s foreign currency forward contracts held as of June 28, 2019.

Foreign Currency Forward Contracts

Counterparty	Currency to Receive	Contracts to Receive	Currency to Deliver	In Exchange for	Settlement Date	Unrealized Appreciation/ (Depreciation)
RBC Capital Markets	British Pound	2,661,440	USD	$3,381,729	7/10/2019	( $1,907)
RBC Capital Markets	Danish Krone	10,873,000	USD	1,658,517	7/10/2019	11,831
J.P. Morgan	Euro	1,879,433	USD	2,139,062	7/10/2019	14,134
Statestreet Bank	Japanese Yen	3,040,594	USD	28,231	7/10/2019	(7)
J.P. Morgan	Japanese Yen	45,924,609	USD	426,394	7/10/2019	(2,167)
J.P. Morgan	Swiss Franc	476,403	USD	488,668	7/10/2019	2,510

Total				$8,122,601		$24,394

Counterparty	Currency to Deliver	Contracts to Deliver	Currency to Receive	In Exchange for	Settlement Date	Unrealized Appreciation/ (Depreciation)
J.P. Morgan	British Pound	5,783,100	USD	$7,348,232	7/10/2019	$118,833
J.P. Morgan	Danish Krone	18,141,200	USD	2,767,174	7/10/2019	(31,486)
BNP Paribas	Danish Krone	1,198,512	USD	182,815	7/10/2019	(2,857)
Statestreet Bank	Danish Krone	2,177,398	USD	332,131	7/10/2019	(5,183)
RBC Capital Markets	Euro	3,834,500	USD	4,364,206	7/10/2019	(46,689)
J.P. Morgan	Japanese Yen	100,795,200	USD	935,847	7/10/2019	(12,112)
J.P. Morgan	Swiss Franc	1,050,700	USD	1,077,750	7/10/2019	(31,278)

Total				$17,008,155		($10,772)

Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts				$8,885,554		$13,622

Currency:
USD	-	United States Dollar

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Forward Contracts	Net Assets - Distributable earnings/(accumulated loss)	147,308
Total Foreign Exchange Contracts		147,308

Total Asset Derivatives		$147,308

Liability Derivatives
Foreign Exchange Contracts
Forward Contracts	Net Assets - Distributable earnings/(accumulated loss)	133,686
Total Foreign Exchange Contracts		133,686

Total Liability Derivatives		$133,686

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency forward contracts	36,090
Total Foreign Exchange Contracts		36,090

Total		$36,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(9,578)
Total Foreign Exchange Contracts		(9,578)

Total		($9,578)

The following table presents Partner Healthcare Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Foreign Exchange Contracts
Contracts Purchased	$362,435
Contracts Sold	(4,296,348)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$15,346	$27,355	$36,915	$5,786	579	2.6%

Total Affiliated Short-Term Investments	15,346			5,786		2.6

Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	4,000	15,040	19,040	—	—	—

Total Collateral Held for Securities Loaned	4,000			—		—

Total Value	$19,346			$5,786

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$117

Total Income from Affiliated Investments				$117

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	—	—	62

Total Affiliated Income from Securities Loaned, Net				$62

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Diversified REITs (5.0%)
12,736	American Assets Trust, Inc.	$600,120
3,653	Armada Hoffler Properties, Inc.	60,457
36,967	Cousins Properties, Inc.	1,337,096
86,570	Duke Realty Corporation	2,736,478
8,102	Empire State Realty Trust, Inc.	119,991
38,161	Liberty Property Trust	1,909,576
9,863	Spirit Realty Capital, Inc.	420,756
50,746	Store Capital Corporation	1,684,260
57,320	VEREIT, Inc.	516,453
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	2,310

	Total	9,387,497

Health Care REITs (9.1%)
8,558	CareTrust REIT, Inc.	203,509
112,522	HCP, Inc.	3,598,454
29,462	Healthcare Realty Trust, Inc.	922,750
58,825	Healthcare Trust of America, Inc.	1,613,570
21,788	Medical Properties Trust, Inc.	379,983
2,176	National Health Investors, Inc.	169,793
8,771	Omega Healthcare Investors, Inc.	322,334
43,876	Physicians Realty Trust	765,197
51,215	Ventas, Inc.	3,500,545
68,118	Welltower, Inc.	5,553,661

	Total	17,029,796

Hotel & Resort REITs (5.3%)
10,292	Chesapeake Lodging Trust	292,499
35,795	DiamondRock Hospitality Company	370,120
10,363	Hilton Worldwide Holdings, Inc.	1,012,880
8,831	Hospitality Properties Trust	220,775
144,351	Host Hotels & Resorts, Inc.	2,630,075
38,447	MGM Growth Properties LLC	1,178,401
39,500	Park Hotels & Resorts, Inc.	1,088,620
19,674	Pebblebrook Hotel Trust	554,413
41,434	RLJ Lodging Trust	735,039
10,087	Ryman Hospitality Properties	817,955
70,231	Sunstone Hotel Investors, Inc.	962,867

	Total	9,863,644

Industrial REITs (10.5%)
74,111	Americold Realty Trust	2,402,679
6,224	EastGroup Properties, Inc.	721,859
40,496	First Industrial Realty Trust, Inc.	1,487,823
138,659	Prologis, Inc.	11,106,586
38,994	Rexford Industrial Realty, Inc.	1,574,188
6,300	SBA Communications Corporation[b]	1,416,492
12,400	STAG Industrial, Inc.	374,976
9,702	Terreno Realty Corporation	475,786

	Total	19,560,389

Information Technology (0.6%)
15,343	InterXion Holding NVb	1,167,449

	Total	1,167,449

Office REITs (14.2%)
41,172	Alexandria Real Estate Equities, Inc.	5,808,957
36,801	Boston Properties, Inc.	4,747,329
35,630	Brandywine Realty Trust	510,222
27,688	Columbia Property Trust, Inc.	574,249
24,707	Corporate Office Properties Trust	651,524
31,559	CyrusOne, Inc.	1,821,585
37,657	Douglas Emmett, Inc.	1,500,255
26,812	Highwoods Properties, Inc.	1,107,336
62,406	Hudson Pacific Properties, Inc.	2,076,248
21,108	JBG SMITH Properties	830,389
31,114	Kilroy Realty Corporation	2,296,524
16,005	Mack-Cali Realty Corporation	372,756
29,700	Paramount Group, Inc.	416,097
15,594	QTS Realty Trust, Inc.	720,131
15,441	SL Green Realty Corporation	1,240,993
26,254	Vornado Realty Trust	1,682,881

	Total	26,357,476

Real Estate Operating Companies (0.2%)
18,221	Essential Properties Realty Trust, Inc.	365,149

	Total	365,149

Residential REITs (22.4%)
23,753	American Campus Communities, Inc.	1,096,439
95,894	American Homes 4 Rent	2,331,183
29,837	Apartment Investment & Management Company	1,495,431
35,302	AvalonBay Communities, Inc.	7,172,660
29,531	Camden Property Trust	3,082,741
28,465	Equity Lifestyle Properties, Inc.	3,453,943
74,797	Equity Residential	5,678,588
17,085	Essex Property Trust, Inc.	4,987,624
130,667	Invitation Homes, Inc.	3,492,729
20,105	Mid-America Apartment Communities, Inc.	2,367,565
32,627	Sun Communities, Inc.	4,182,455
54,424	UDR, Inc.	2,443,093

	Total	41,784,451

Retail REITs (12.6%)
29,413	Acadia Realty Trust	805,034
15,297	Agree Realty Corporation	979,773
53,591	Brixmor Property Group, Inc.	958,207
13,195	Federal Realty Investment Trust	1,698,988
38,787	Kimco Realty Corporation	716,784
7,356	Kite Realty Group Trust	111,296
22,603	Macerich Company	756,975
21,914	National Retail Properties, Inc.	1,161,661
19,077	Realty Income Corporation	1,315,741
48,742	Regency Centers Corporation	3,253,041
27,994	Retail Opportunity Investments Corporation	479,537
34,711	Retail Properties of America, Inc.	408,201
55,932	Simon Property Group, Inc.	8,935,696
40,017	SITE Centers Corporation	529,825
11,206	Taubman Centers, Inc.	457,541
16,871	Urban Edge Properties	292,374
21,342	Weingarten Realty Investors	585,198

	Total	23,445,872

Specialized REITs (19.0%)
16,861	American Tower Corporation	3,447,231
7,156	CoreSite Realty Corporation	824,156
20,848	Crown Castle International Corporation	2,717,537
65,572	CubeSmart	2,192,728
33,235	Digital Realty Trust, Inc.	3,914,751
6,632	EPR Properties	494,681
17,227	Equinix, Inc.	8,687,404
35,170	Extra Space Storage, Inc.	3,731,537
21,759	Four Corners Property Trust, Inc.	594,673

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Specialized REITs (19.0%) - continued
17,709	Gaming and Leisure Properties, Inc.	$690,297
13,071	GDS Holdings, Ltd. ADR[b]	491,077
9,257	Iron Mountain, Inc.	289,744
5,558	Life Storage, Inc.	528,455
9,965	National Storage Affiliates Trust	288,387
18,104	Public Storage, Inc.	4,311,830
69,920	VICI Properties, Inc.	1,541,037
24,339	Weyerhaeuser Company	641,089

	Total	35,386,614

	Total Common Stock (cost $137,036,529)	184,348,337

	Registered Investment Companies (0.6%)
Unaffiliated (0.6%)
12,235	Vanguard Real Estate ETF	1,069,339

	Total	1,069,339

	Total Registered Investment Companies (cost $949,867)	1,069,339

	Short-Term Investments (0.3%)
	Thrivent Core Short-Term Reserve Fund
61,122	2.590%	611,220

	Total Short-Term Investments (cost $611,220)	611,220

	Total Investments (cost $138,597,616) 99.8%	$186,028,896

	Other Assets and Liabilities, Net 0.2%	369,714

	Total Net Assets 100.0%	$186,398,610

a	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,524,799
Gross unrealized depreciation	(5,289,223)

Net unrealized appreciation (depreciation)	$46,235,576

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$139,793,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITs	9,387,497	9,385,187	—	2,310
Health Care REITs	17,029,796	17,029,796	—	—
Hotel & Resort REITs	9,863,644	9,863,644	—	—
Industrial REITs	19,560,389	19,560,389	—	—
Information Technology	1,167,449	1,167,449	—	—
Office REITs	26,357,476	26,357,476	—	—
Real Estate Operating Companies	365,149	365,149	—	—
Residential REITs	41,784,451	41,784,451	—	—
Retail REITs	23,445,872	23,445,872	—	—
Specialized REITs	35,386,614	35,386,614	—	—
Registered Investment Companies
Unaffiliated	1,069,339	1,069,339	—	—

Subtotal Investments in Securities	$185,417,676	$185,415,366	$—	$2,310

Other Investments *	Total
Affiliated Short-Term Investments	611,220

Subtotal Other Investments	$611,220

Total Investments at Value	$186,028,896

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$775	$12,460	$12,624	$611	61	0.3%

Total Affiliated Short-Term Investments	775			611		0.3

Total Value	$775			$611

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$11

Total Income from Affiliated Investments				$11

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Communications Services (0.5%)
12,405	ORBCOMM, Inc.[a]	$89,936

	Total	89,936

Consumer Discretionary (13.1%)
1,216	Bright Horizons Family Solutions, Inc.[a]	183,458
1,485	Burlington Stores, Inc.[a]	252,673
1,458	Children’s Place, Inc.	139,064
7,753	Duluth Holdings, Inc.[a]	105,363
2,601	Five Below, Inc.[a]	312,172
2,241	G-III Apparel Group, Ltd.[a]	65,930
6,785	International Game Technology plc	88,002
722	Oxford Industries, Inc.	54,728
4,737	Planet Fitness, Inc.[a]	343,148
7,451	Playa Hotels and Resorts NVa	57,447
10,684	Red Rock Resorts, Inc.	229,492
3,363	Texas Roadhouse, Inc.	180,492
698	Vail Resorts, Inc.	155,780
2,312	Wingstop, Inc.	219,062

	Total	2,386,811

Consumer Staples (3.8%)
1,540	Calavo Growers, Inc.	148,980
1,776	Casey’s General Stores, Inc.	277,038
97	Grocery Outlet Holding Corporation[a]	3,189
5,457	Turning Point Brands, Inc.	267,284

	Total	696,491

Energy (1.9%)
14,044	Callon Petroleum Company[a]	92,550
7,491	Nine Energy Service, Inc.[a]	129,819
5,326	Talos Energy, Inc.[a]	128,090

	Total	350,459

Financials (9.2%)
3,952	Ameris Bancorp	154,879
3,695	Essent Group, Ltd.[a]	173,628
5,462	Hamilton Lane, Inc.	311,662
1,081	Interactive Brokers Group, Inc.	58,590
493	MarketAxess Holdings, Inc.	158,460
2,279	PacWest Bancorp	88,494
5,304	Santander Consumer USA Holdings Inc.	127,084
4,412	Seacoast Banking Corporation of Florida[a]	112,241
20,656	SLM Corporation	200,776
2,334	Stifel Financial Corporation	137,846
442	SVB Financial Group[a]	99,269
923	Western Alliance Bancorp[a]	41,276

	Total	1,664,205

Health Care (20.6%)
163	ABIOMED, Inc.[a]	42,460
2,385	Aerie Pharmaceuticals, Inc.[a]	70,477
1,110	Arena Pharmaceuticals, Inc.[a]	65,079
603	Bio-Techne Corporation	125,719
5,056	Catalent, Inc.[a]	274,086
2,050	Concert Pharmaceuticals, Inc.[a]	24,600
5,636	GenMark Diagnostics, Inc.[a]	36,578
5,101	Halozyme Therapeutics, Inc.[a]	87,635
2,357	Immunomedics, Inc.[a]	32,692
1,801	Inogen, Inc.[a]	120,235
4,431	Inspire Medical Systems, Inc.[a]	268,740
3,286	Intersect ENT, Inc.[a]	74,789
1,300	Intra-Cellular Therapies, Inc.[a]	16,874
2,737	LHC Group, Inc.[a]	327,290
825	Ligand Pharmaceuticals, Inc.[a]	94,174
3,111	Merit Medical Systems, Inc.[a]	185,291
7,850	Natera, Inc.[a]	216,503
1,471	Neurocrine Biosciences, Inc.[a]	124,197
855	Nevro Corporation[a]	55,430
1,727	Novocure, Ltd.[a]	109,198
1,528	NuVasive, Inc.[a]	89,449
9,828	Optinose, Inc.[a]	69,582
213	Repligen Corporation[a]	18,307
498	Sage Therapeutics, Inc.[a]	91,179
4,309	Tactile Systems Technology, Inc.[a]	245,268
879	Teleflex, Inc.	291,081
2,035	Veeva Systems, Inc.[a]	329,894
8,139	Wright Medical Group NVa	242,705

	Total	3,729,512

Industrials (15.4%)
3,949	Aerojet Rocketdyne Holdings, Inc.[a]	176,797
2,853	ASGN, Inc.[a]	172,892
6,773	Casella Waste Systems, Inc.[a]	268,414
1,394	Granite Construction, Inc.	67,163
4,559	Healthcare Services Group, Inc.	138,229
2,984	Heico Corporation	399,289
2,932	Mercury Systems, Inc.[a]	206,266
9,713	MRC Global, Inc.[a]	166,287
8,970	Ritchie Brothers Auctioneers, Inc.	297,983
2,859	SiteOne Landscape Supply, Inc.[a]	198,129
1,504	TPI Composites, Inc.[a]	37,179
263	Valmont Industries, Inc.	33,351
2,388	WageWorks, Inc.[a]	121,286
1,266	Watsco, Inc.	207,029
8,020	Willdan Group, Inc.[a]	298,745

	Total	2,789,039

Information Technology (27.5%)
1,655	Advanced Energy Industries, Inc.[a]	93,127
874	Alteryx, Inc.[a]	95,371
579	Arista Networks, Inc.[a]	150,320
4,107	Blackline, Inc.[a]	219,766
1,803	Cognex Corporation	86,508
2,110	Coupa Software, Inc.[a]	267,147
2,892	Descartes Systems Group, Inc.[a]	106,859
5,563	Dolby Laboratories, Inc.	359,370
4,171	Five9, Inc.[a]	213,931
3,332	Guidewire Software, Inc.[a]	337,798
14,165	Lattice Semiconductor Corporation[a]	206,667
3,767	Monolithic Power Systems, Inc.	511,483
4,215	New Relic, Inc.[a]	364,640
1,465	Novanta, Inc.[a]	138,149
3,907	Proofpoint, Inc.[a]	469,817
2,649	Q2 Holdings, Inc.[a]	202,278
2,619	Rogers Corporation[a]	451,987
9,443	SailPoint Technologies Holdings, Inc.[a]	189,238
1,121	Tyler Technologies, Inc.[a]	242,158
542	Universal Display Corporation	101,928
3,742	Virtusa Corporation[a]	166,257
1,261	Zuora, Inc.[a]	19,319

	Total	4,994,118

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Real Estate (0.6%)
923	CoreSite Realty Corporation	$106,302

	Total	106,302

	Total Common Stock (cost $15,653,772)	16,806,873

	Registered Investment Companies (3.6%)
Unaffiliated (3.6%)
1,364	iShares Russell 2000 Growth Index Fund	273,987
4,300	SPDR S&P Biotech ETF	377,153

	Total	651,140

	Total Registered Investment Companies (cost $643,801)	651,140

	Short-Term Investments (4.1%)
	Thrivent Core Short-Term Reserve Fund
74,645	2.590%	746,449

	Total Short-Term Investments (cost $746,449)	746,449

	Total Investments (cost $17,044,022) 100.3%	$18,204,462

	Other Assets and Liabilities, Net (0.3%)	(60,572)

	Total Net Assets 100.0%	$18,143,890

a	Non-income producing security.

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,166,988
Gross unrealized depreciation	(1,035,782)

Net unrealized appreciation (depreciation)	$1,131,206

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$17,073,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	89,936	89,936	—	—
Consumer Discretionary	2,386,811	2,386,811	—	—
Consumer Staples	696,491	696,491	—	—
Energy	350,459	350,459	—	—
Financials	1,664,205	1,664,205	—	—
Health Care	3,729,512	3,729,512	—	—
Industrials	2,789,039	2,789,039	—	—
Information Technology	4,994,118	4,994,118	—	—
Real Estate	106,302	106,302	—	—
Registered Investment Companies
Unaffiliated	651,140	651,140	—	—

Subtotal Investments in Securities	$17,458,013	$17,458,013	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	746,449

Subtotal Other Investments	$746,449

Total Investments at Value	$18,204,462

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$357	$6,637	$6,248	$746	75	4.1%

Total Affiliated Short-Term Investments	357			746		4.1

Total Value	$357			$746

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$10

Total Income from Affiliated Investments				$10

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value	% of Net Assets
Communications Services (1.7%)
	Other Securities^	$9,996,073	1.7%

	Total	9,996,073

Consumer Discretionary (13.9%)
29,802	Fox Factory Holding Corporation[a]	2,458,963	0.4%
17,455	Lithia Motors, Inc.	2,073,305	0.4%
25,970	Monro, Inc.	2,215,241	0.4%
60,987	Steven Madden, Ltd.	2,070,509	0.4%
17,127	Strategic Education, Inc.	3,048,606	0.5%
26,884	TopBuild Corporation[a]	2,224,920	0.4%
23,013	Wingstop, Inc.	2,180,482	0.4%
	Other Securities^	64,663,793	11.0%

	Total	80,935,819

Consumer Staples (3.5%)
128,663	Darling Ingredients, Inc.[a]	2,559,107	0.4%
	Other Securities^	17,727,378	3.1%

	Total	20,286,485

Energy (3.6%)
	Other Securities^	20,995,453	3.6%

	Total	20,995,453

Financials (17.9%)
57,479	Columbia Banking System, Inc.	2,079,590	0.4%
40,260	Community Bank System, Inc.	2,650,718	0.5%
33,692	FirstCash, Inc.	3,369,874	0.6%
66,061	Glacier Bancorp, Inc.	2,678,774	0.5%
26,795	Independent Bank Corporation	2,040,439	0.4%
30,620	RLI Corporation	2,624,440	0.5%
46,261	Selective Insurance Group, Inc.	3,464,486	0.6%
	Other Securities^	85,274,455	14.4%

	Total	104,182,776

Health Care (11.9%)
38,861	Ensign Group, Inc.	2,211,968	0.4%
68,019	HMS Holdings Corporation[a]	2,203,135	0.4%
22,914	LHC Group, Inc.[a]	2,740,056	0.5%
42,957	Merit Medical Systems, Inc.[a]	2,558,519	0.4%
40,704	Neogen Corporation[a]	2,528,125	0.4%
32,191	Omnicell, Inc.[a]	2,769,392	0.5%
32,824	Repligen Corporation[a]	2,821,223	0.5%
	Other Securities^	51,478,590	8.8%

	Total	69,311,008

Industrials (19.0%)
51,943	ABM Industries, Inc.	2,077,720	0.4%
56,579	Aerojet Rocketdyne Holdings, Inc.[a]	2,533,042	0.4%
36,919	Barnes Group, Inc.	2,080,016	0.4%
27,972	Chart Industries, Inc.[a]	2,150,487	0.4%
40,533	Exponent, Inc.	2,372,802	0.4%
29,705	FTI Consulting, Inc.[a]	2,490,467	0.4%
24,730	John Bean Technologies Corporation	2,995,545	0.5%
43,226	Mercury Systems, Inc.[a]	3,040,949	0.5%
25,364	Moog, Inc.	2,374,324	0.4%
20,968	Proto Labs, Inc.[a]	2,432,707	0.4%
31,391	Simpson Manufacturing Company, Inc.	2,086,246	0.4%
40,011	SkyWest, Inc.	2,427,467	0.4%
42,848	Tetra Tech, Inc.	3,365,710	0.6%
11,990	UniFirst Corporation	2,260,954	0.4%
21,671	Watts Water Technologies, Inc.	2,019,304	0.3%
	Other Securities^	73,998,328	12.7%

	Total	110,706,068

Information Technology (14.6%)
56,336	Brooks Automation, Inc.	2,183,020	0.4%
22,716	Cabot Microelectronics Corporation	2,500,577	0.4%
92,497	Finisar Corporation[a]	2,115,406	0.4%
26,300	Qualys, Inc.[a]	2,290,204	0.4%
14,466	Rogers Corporation[a]	2,496,542	0.4%
34,843	Solaredge Technology, Ltd.[a]	2,176,294	0.4%
178,868	Viavi Solutions, Inc.[a]	2,377,156	0.4%
	Other Securities^	68,771,719	11.8%

	Total	84,910,918

Materials (4.4%)
25,252	Balchem Corporation	2,524,442	0.4%
10,413	Quaker Chemical Corporation	2,112,589	0.4%
	Other Securities^	20,822,711	3.6%

	Total	25,459,742

Real Estate (6.8%)
	Other Securities^	39,528,826	6.8%

	Total	39,528,826

Utilities (2.2%)
28,736	American States Water Company	2,162,097	0.4%
51,348	Avista Corporation	2,290,121	0.4%
31,720	El Paso Electric Company	2,074,488	0.4%
72,152	South Jersey Industries, Inc.	2,433,687	0.4%
	Other Securities^	3,560,438	0.6%

	Total	12,520,831

	Total Common Stock (cost $490,668,497)	578,833,999

	Registered Investment Companies (0.3%)
Unaffiliated (0.3%)
	Other Securities^	1,942,909	0.3%

	Total	1,942,909

	Total Registered Investment Companies (cost $1,880,301)	1,942,909

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Collateral Held for Securities Loaned (2.2%)	Value	% of Net Assets
12,817,670	Thrivent Cash Management Trust	$12,817,670	2.2%

	Total Collateral Held for Securities Loaned (cost $12,817,670)	12,817,670

Shares or Principal Amount	Short-Term Investments (0.1%)	Value	% of Net Assets
	Thrivent Core Short-Term Reserve Fund
22,122	2.590%	221,223	0.1%
	Other Securities^	199,288	<0.1%

	Total Short-Term Investments (cost $420,490)	420,511

	Total Investments (cost $505,786,958) 102.1%	$594,015,089

	Other Assets and Liabilities, Net (2.1%)	(12,152,752)

	Total Net Assets 100.0%	$581,862,337

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$12,637,750

Total lending	$12,637,750
Gross amount payable upon return of collateral for securities loaned	$12,817,670

Net amounts due to counterparty	$179,920

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$142,905,221
Gross unrealized depreciation	(59,292,859)

Net unrealized appreciation (depreciation)	$83,612,362

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$510,951,212

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	9,996,073	9,996,073	—	—
Consumer Discretionary	80,935,819	80,935,819	—	—
Consumer Staples	20,286,485	20,286,485	—	—
Energy	20,995,453	20,995,453	—	—
Financials	104,182,776	104,182,776	—	—
Health Care	69,311,008	69,311,008	—	—
Industrials	110,706,068	110,691,811	—	14,257
Information Technology	84,910,918	84,910,918	—	—
Materials	25,459,742	25,459,742	—	—
Real Estate	39,528,826	39,528,826	—	—
Utilities	12,520,831	12,520,831	—	—
Registered Investment Companies
Unaffiliated	1,942,909	1,942,909	—	—
Short-Term Investments	199,288	—	199,288	—

Subtotal Investments in Securities	$580,976,196	$580,762,651	$199,288	$14,257

Other Investments *	Total
Affiliated Short-Term Investments	221,223
Collateral Held for Securities Loaned	12,817,670

Subtotal Other Investments	$13,038,893

Total Investments at Value	$594,015,089

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	13,604	13,604	—	—

Total Asset Derivatives	$13,604	$13,604	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $99,644 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	7	September 2019	$534,881	$13,604

Total Futures Long Contracts			$534,881	$13,604

Total Futures Contracts			$534,881	$13,604

Reference Description:

CME -	Chicago Mercantile Exchange

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$13,604
Total Equity Contracts		13,604

Total Asset Derivatives		$13,604

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	115,014
Total Equity Contracts		115,014

Total		$115,014

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	37,104
Total Equity Contracts		37,104

Total		$37,104

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$1,092,048

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$504	$39,728	$40,011	$221	22	0.1%

Total Affiliated Short-Term Investments	504			221		0.1

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	18,790	53,471	59,443	12,818	12,818	2.2

Total Collateral Held for Securities Loaned	18,790			12,818		2.2

Total Value	$19,294			$13,039

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$10

Total Income from Affiliated Investments				$10

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	44

Total Affiliated Income from Securities Loaned, Net				$44

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (5.6%)
100,077	Children’s Place, Inc.[a]	$9,545,344
201,482	Crocs, Inc.[b]	3,979,270
103,118	G-III Apparel Group, Ltd.[b]	3,033,732
72,323	Oxford Industries, Inc.	5,482,083
387,651	Red Rock Resorts, Inc.	8,326,744
134,404	Zumiez, Inc.[b]	3,507,944

	Total	33,875,117

Consumer Staples (7.9%)
66,520	Casey’s General Stores, Inc.	10,376,455
715,656	Cott Corporation	9,554,008
250,477	Hain Celestial Group, Inc.[b]	5,485,446
102,747	John B. Sanfilippo & Son, Inc.	8,187,908
887,970	SunOpta, Inc.[b]	2,921,421
224,498	Turning Point Brands, Inc.	10,995,912

	Total	47,521,150

Energy (3.7%)
587,890	Callon Petroleum Company[b]	3,874,195
1,119,088	Euronav NV	10,564,191
266,818	Nine Energy Service, Inc.[b]	4,623,956
147,556	Talos Energy, Inc.[b]	3,548,722

	Total	22,611,064

Financials (21.0%)
42,705	Argo Group International Holdings, Ltd.	3,162,305
262,153	Assured Guaranty, Ltd.	11,031,398
49,652	BOK Financial Corporation	3,747,733
65,434	Cohen & Steers, Inc.	3,365,925
153,121	First Interstate BancSystem, Inc.	6,065,123
56,381	Hamilton Lane, Inc.	3,217,100
123,947	Hancock Whitney Corporation	4,965,317
532,696	Heritage Commerce Corporation	6,525,526
119,204	Horace Mann Educators Corporation	4,802,729
63,222	Houlihan Lokey, Inc.	2,815,276
137,387	IBERIABANK Corporation	10,420,804
109,282	Kemper Corporation	9,429,944
376,369	PCSB Financial Corporation	7,621,472
48,086	Primerica, Inc.	5,767,916
265,942	Santander Consumer USA Holdings Inc.	6,371,970
256,779	Seacoast Banking Corporation of Florida[b]	6,532,458
779,277	SLM Corporation	7,574,572
112,204	State Auto Financial Corporation	3,927,140
80,650	Stifel Financial Corporation	4,763,189
298,182	Synovus Financial Corporation	10,436,370
152,998	United Community Banks, Inc.	4,369,623

	Total	126,913,890

Health Care (10.7%)
121,463	Catalent, Inc.[b]	6,584,509
207,587	Halozyme Therapeutics, Inc.[b]	3,566,345
88,083	LHC Group, Inc.[b]	10,532,965
33,453	Neurocrine Biosciences, Inc.[b]	2,824,437
71,438	Omnicell, Inc.[b]	6,145,811
258,262	Optinose, Inc.[a,b]	1,828,495
62,624	PerkinElmer, Inc.	6,033,196
181,308	Syneos Health, Inc.[b]	9,263,026
13,682	Teleflex, Inc.	4,530,794
26,713	West Pharmaceutical Services, Inc.	3,343,132
326,190	Wright Medical Group NVa,b	9,726,986

	Total	64,379,696

Industrials (15.3%)
135,188	AGCO Corporation	10,486,533
194,680	Arcosa, Inc.	7,325,808
33,786	ASGN, Inc.[b]	2,047,432
72,248	BWX Technologies, Inc.	3,764,121
67,297	Curtiss-Wright Corporation	8,555,468
143,878	Encore Wire Corporation	8,428,373
55,833	Granite Construction, Inc.	2,690,034
622,390	MRC Global, Inc.[b]	10,655,317
418,410	Primoris Services Corporation	8,757,321
93,424	Raven Industries, Inc.	3,352,053
271,424	Ritchie Brothers Auctioneers, Inc.	9,016,705
52,586	TransUnion	3,865,597
55,687	Valmont Industries, Inc.	7,061,668
67,815	Waste Connections, Inc.	6,481,758

	Total	92,488,188

Information Technology (16.4%)
59,501	Advanced Energy Industries, Inc.[b]	3,348,121
18,659	Arista Networks, Inc.[b]	4,844,249
79,202	Blackline, Inc.[b]	4,238,099
60,722	Booz Allen Hamilton Holding Corporation	4,020,404
248,478	Ciena Corporation[b]	10,219,900
84,781	Computer Services, Inc.	3,128,419
192,157	Dolby Laboratories, Inc.	12,413,342
28,895	Guidewire Software, Inc.[b]	2,929,375
499,976	Lattice Semiconductor Corporation[b]	7,294,650
25,115	Monolithic Power Systems, Inc.	3,410,115
200,741	National Instruments Corporation	8,429,115
59,560	Pegasystems, Inc.	4,241,268
163,601	Plexus Corporation[b]	9,549,390
58,866	Rogers Corporation[b]	10,159,094
153,247	SailPoint Technologies Holdings, Inc.[b]	3,071,070
170,073	Virtusa Corporation[b]	7,556,343

	Total	98,852,954

Materials (3.1%)
41,048	Balchem Corporation	4,103,568
48,216	Boise Cascade Company	1,355,352
105,219	Chemours Company	2,525,256
243,498	Louisiana-Pacific Corporation	6,384,518
53,633	United States Lime & Minerals, Inc.	4,290,640

	Total	18,659,334

Real Estate (5.8%)
96,042	Agree Realty Corporation	6,151,490
133,161	American Campus Communities, Inc.	6,146,712
32,920	CoreSite Realty Corporation	3,791,396
163,499	Cousins Properties, Inc.	5,913,759
339,948	Physicians Realty Trust	5,928,693
150,571	Terreno Realty Corporation	7,384,002

	Total	35,316,052

Utilities (3.2%)
78,682	New Jersey Resources Corporation	3,916,003
55,827	NorthWestern Corporation	4,027,918
130,578	PNM Resources, Inc.	6,647,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (92.7%)	Value
Utilities (3.2%) - continued
51,174	Southwest Gas Holdings, Inc.	$4,586,214

	Total	19,177,861

	Total Common Stock (cost $467,565,323)	559,795,306

	Registered Investment Companies (3.7%)
Unaffiliated (3.7%)
48,156	iShares Russell 2000 Index Fund[a]	7,488,258
35,784	iShares Russell 2000 Value Index Fund	4,311,972
105,551	Materials Select Sector SPDR Fund[a]	6,174,734
66,987	SPDR S&P Retail ETF	2,838,239
19,488	Vanguard Real Estate ETF	1,703,251

	Total	22,516,454

	Total Registered Investment Companies (cost $21,657,626)	22,516,454

	Collateral Held for Securities Loaned (5.0%)
30,305,780	Thrivent Cash Management Trust	30,305,780

	Total Collateral Held for Securities Loaned (cost $30,305,780)	30,305,780

	Short-Term Investments (3.6%)
	Thrivent Core Short-Term Reserve Fund
2,178,330	2.590%	21,783,297

	Total Short-Term Investments (cost $21,783,297)	21,783,297

	Total Investments (cost $541,312,026) 105.0%	$634,400,837

	Other Assets and Liabilities, Net (5.0%)	(30,339,302)

	Total Net Assets 100.0%	$604,061,535

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$30,202,434

Total lending	$30,202,434
Gross amount payable upon return of collateral for securities loaned	$30,305,780

Net amounts due to counterparty	$103,346

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$119,227,671
Gross unrealized depreciation	(26,098,662)

Net unrealized appreciation (depreciation)	$93,129,009

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$541,271,828

The accompanying Notes to Financial Statements are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,875,117	33,875,117	—	—
Consumer Staples	47,521,150	47,521,150	—	—
Energy	22,611,064	22,611,064	—	—
Financials	126,913,890	126,913,890	—	—
Health Care	64,379,696	64,379,696	—	—
Industrials	92,488,188	92,488,188	—	—
Information Technology	98,852,954	98,852,954	—	—
Materials	18,659,334	18,659,334	—	—
Real Estate	35,316,052	35,316,052	—	—
Utilities	19,177,861	19,177,861	—	—
Registered Investment Companies
Unaffiliated	22,516,454	22,516,454	—	—

Subtotal Investments in Securities	$582,311,760	$582,311,760	$—	$—

Other Investments *	Total
Affiliated Short-Term Investments	21,783,297
Collateral Held for Securities Loaned	30,305,780

Subtotal Other Investments	$52,089,077

Total Investments at Value	$634,400,837

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$11,616	$76,309	$66,142	$21,783	2,178	3.6%

Total Affiliated Short-Term Investments	11,616			21,783		3.6

Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	6,636	114,708	91,038	30,306	30,306	5.0

Total Collateral Held for Securities Loaned	6,636			30,306		5.0

Total Value	$18,252			$52,089

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	$—	$—	—	$179

Total Income from Affiliated Investments				$179

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	—	—	23

Total Affiliated Income from Securities Loaned, Net				$23

Total Value	$—	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

(This page intentionally left blank)

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 28, 2019 (unaudited)	Aggressive Allocation Portfolio		All Cap Portfolio	Balanced Income Plus Portfolio		Diversified Income Plus Portfolio
Assets
Investments at cost	$1,320,772,449		$107,937,197	$430,763,029		$817,096,753
Investments in unaffiliated securities at value (#)	802,880,770		112,200,510	385,409,381		694,736,475
Investments in affiliated securities at value	714,647,679		1,606,935	64,988,788		145,954,829
Cash	131,042	(a)	—	—		—
Initial margin deposit on open futures contracts	—		—	—		—
Dividends and interest receivable	1,047,930		78,707	1,366,322		3,612,384
Prepaid expenses	6,270		3,117	3,845		4,613
Receivable for:
Investments sold	2,078,935		6,007,063	1,421,050		3,311,284
Investments sold on a delayed delivery basis	2,565,039		—	1,238,719		4,335,515
Fund shares sold	163,657		21,091	135,409		5,744
Expense reimbursements	184,635		—	—		—
Variation margin on open future contracts	1,880,794		—	222,686		262,422
Total Assets	1,525,586,751		119,917,423	454,786,200		852,223,266
Liabilities
Accrued expenses	31,374		12,881	31,254		31,869
Cash overdraft	—		—	82,772	(b)	166,741	(c)
Payable for:
Investments purchased	2,384,318		4,963,298	1,279,905		2,632,805
Investments purchased on a delayed delivery basis	32,827,368		—	26,861,931		82,095,624
Return of collateral for securities loaned	17,912,925		—	3,047,562		3,637,795
Foreign capital gain tax liability	—		—	—		—
Fund shares redeemed	7,940		9,612	33,212		193,562
Variation margin on open future contracts	2,941,690		—	176,359		373,508
Variation margin on open swap contracts	—		—	—		—
Investment advisory fees	768,249		47,396	175,392		230,641
Administrative service fees	18,657		1,465	5,421		9,802
Director fees	658		151	254		462
Director deferred compensation	50,964		18,810	65,200		46,994
Commitments and contingent liabilities^	—		—	—		—
Mortgage dollar roll deferred revenue	2,935		—	2,267		5,674
Total Liabilities	56,947,078		5,053,613	31,761,529		89,425,477
Net Assets
Capital stock (beneficial interest)	1,209,820,376		87,293,881	397,929,064		725,337,718
Distributable earnings/(accumulated loss)	258,819,297		27,569,929	25,095,607		37,460,071
Total Net Assets	$1,468,639,673		$114,863,810	$423,024,671		$762,797,789
Shares of beneficial interest outstanding	90,215,354		7,526,086	29,486,049		95,523,762
Net asset value per share	$16.28		$15.26	$14.35		$7.99
(#) Includes securities on loan of	$17,809,087		$—	$2,959,155		$3,518,837

(a)	Includes foreign currency holdings of $151,585 (cost $151,509).
(b)	Includes foreign currency holdings of $143,757 (cost $143,711).
(c)	Includes foreign currency holdings of $145,251 (cost $145,199).
(d)	Includes foreign currency holdings of $945,228 (cost $944,908).
(e)	Includes foreign currency holdings of $8,951,375 (cost $8,903,708).
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Global Stock Portfolio		Government Bond Portfolio	High Yield Portfolio	Income Portfolio	International Allocation Portfolio		Large Cap Growth Portfolio	Large Cap Index Portfolio

$922,975,841		$225,524,098	$903,260,761	$1,589,956,203	$1,751,523,975		$932,499,938	$640,390,830
1,005,901,736		181,840,906	832,112,114	1,517,049,445	1,555,561,363		1,374,461,269	1,106,185,110
121,359,503		48,449,799	77,638,334	140,472,063	273,336,194		26,870,856	4,454,268
960,641	(d)	—	—	13,552	7,995,220	(e)	—	9,468
—		—	—	—	220,941		—	—
2,194,557		759,667	12,644,085	14,576,899	7,844,221		467,484	920,204
5,474		3,287	4,888	6,533	7,131		6,129	5,393

312,531		—	1,415,158	3,597,851	6,683,749		—	875,974
—		—	—	—	—		—	—
4,523		567	6,922	3,553	5,745		—	—
—		—	—	—	—		—	—
1,030,600		31	—	—	3,651,346		—	13,025
1,131,769,565		231,054,257	923,821,501	1,675,719,896	1,855,305,910		1,401,805,738	1,112,463,442

31,644		13,568	19,097	21,444	167,505		64,612	17,170
—		2,042,654	1,429,639	—	—		—	—

—		—	916	—	5,526,527		—	1,438,010
—		45,461,599	14,616,279	70,585,925	—		—	—
9,597,720		—	40,199,752	4,150,458	20,967,225		—	1,470,375
—		—	—	—	292,463		—	—
53,511		56,763	83,038	702,462	214,164		444,483	465,631
922,065		8,797	—	25,750	1,633,287		—	—
—		—	16,388	—	—		—	—
498,969		48,910	263,454	484,591	879,005		419,177	166,047
14,254		2,376	11,197	20,595	23,275		17,815	14,114
696		151	537	983	1,145		873	674
139,047		36,673	124,232	190,521	190,579		229,165	81,017
—		—	—	—	—		—	—
—		4,615	—	7,277	—		—	—
11,257,906		47,676,106	56,764,529	76,190,006	29,895,175		1,176,125	3,653,038

883,893,826		181,546,587	901,050,494	1,541,690,155	1,703,913,202		866,249,191	649,668,256
236,617,833		1,831,564	(33,993,522)	57,839,735	121,497,533		534,380,422	459,142,148
$1,120,511,659		$183,378,151	$867,056,972	$1,599,529,890	$1,825,410,735		$1,400,629,613	$1,108,810,404
85,818,571		16,558,299	182,632,627	154,080,800	189,013,745		37,656,749	27,716,718
$13.06		$11.07	$4.75	$10.38	$9.66		$37.19	$40.01
$8,728,955		$—	$38,497,270	$4,013,712	$19,965,047		$—	$1,463,092

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 28, 2019 (unaudited)	Large Cap Value Portfolio	Limited Maturity Bond Portfolio	Low Volatility Equity Portfolio		Mid Cap Index Portfolio
Assets
Investments at cost	$1,136,122,028	$947,003,242	$27,371,234		$391,192,432
Investments in unaffiliated securities at value (#)	1,596,962,176	888,283,484	28,246,575		452,333,462
Investments in affiliated securities at value	38,075,185	68,898,201	1,723,934		8,034,432
Cash	417,580	1,359,427	18,134	(a)	14,645
Dividends and interest receivable	1,642,278	5,072,472	85,638		464,786
Prepaid expenses	6,617	5,036	2,913		3,903
Receivable for:
Investments sold	—	—	—		3,207,074
Investments sold on a delayed delivery basis	—	—	—		—
Fund shares sold	—	114,891	64		—
Expense reimbursements	—	—	9,800		—
Variation margin on open future contracts	—	15,281	4,768		20,800
Total Assets	1,637,103,836	963,748,792	30,091,826		464,079,102
Liabilities
Accrued expenses	16,360	17,278	14,855		15,690
Cash overdraft	—	—	—		—
Payable for:
Investments purchased	3,337,248	4,015,275	—		1,004,180
Investments purchased on a delayed delivery basis	—	36,332,702	—		—
Return of collateral for securities loaned	—	—	477,527		6,435,466
Fund shares redeemed	133,101	12,958	3,241		192,316
Variation margin on open future contracts	—	40,482	—		—
Investment advisory fees	733,633	282,116	13,136		67,815
Administrative service fees	20,786	11,990	372		5,764
Director fees	1,005	577	151		270
Director deferred compensation	133,474	143,416	823		24,744
Commitments and contingent liabilities^	—	—	—		—
Mortgage dollar roll deferred revenue	—	2,918	—		—
Total Liabilities	4,375,607	40,859,712	510,105		7,746,245
Net Assets
Capital stock (beneficial interest)	1,161,464,242	922,455,121	26,739,556		389,448,903
Distributable earnings/(accumulated loss)	471,263,987	433,959	2,842,165		66,883,954
Total Net Assets	$1,632,728,229	$922,889,080	$29,581,721		$456,332,857
Shares of beneficial interest outstanding	92,439,085	93,077,893	2,470,582		26,259,210
Net asset value per share	$17.66	$9.92	$11.97		$17.38
(#) Includes securities on loan of	$—	$—	$456,230		$6,366,023

(a)	Includes foreign currency holdings of $18,134 (cost $18,156).
(b)	Includes foreign currency holdings of $806,058 (cost $805,713).
(c)	Includes foreign currency holdings of $503,244 (cost $503,018).
(d)	Includes foreign currency holdings of $221,973 (cost $221,864).
*	Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Mid Cap Stock Portfolio	Moderate Allocation Portfolio		Moderately Aggressive Allocation Portfolio		Moderately Conservative Allocation Portfolio		Money Market Portfolio		Multidimensional Income Portfolio	Opportunity Income Plus Portfolio

$1,475,560,901	$9,894,751,282		$5,954,729,732		$5,394,884,367		$181,718,987		$22,193,103	$219,860,809
1,754,784,775	6,304,669,796		3,693,000,713		3,420,417,298		181,718,987	*	17,541,136	159,473,947
77,733,176	4,822,180,911		3,185,887,183		2,408,424,867		—		4,518,505	60,625,195
—	3,033,998	(b)	1,188,471	(c)	1,590,756	(d)	7,178		—	—
1,284,179	21,112,931		8,964,736		14,251,310		323,932		135,612	858,954
7,127	26,903		18,112		15,063		3,273		2,900	3,283

—	14,272,453		7,094,253		6,732,723		—		16,716	1,708,481
—	83,312,188		39,559,062		48,527,500		—		206,015	4,126,250
1,481	—		285,087		367,873		4,976		258	104,156
—	1,266,081		998,769		493,730		—		8,897	—
—	6,661,802		6,008,560		1,983,480		—		—	1,344
1,833,810,738	11,256,537,063		6,943,004,946		5,902,804,600		182,058,346		22,430,039	226,901,610

16,461	76,909		55,589		48,986		11,586		16,348	17,677
—	—		—		—		—		7,911	188,533

1,797,558	7,462,123		5,591,056		2,172,552		—		103,478	1,173,209
—	969,342,095		364,560,154		686,679,722		—		1,551,689	32,722,246
17,572,650	42,609,410		39,666,812		16,326,292		—		—	463,445
115,599	2,618,068		286,896		27,785		426,982		600	3,821
—	13,854,990		12,001,569		3,828,577		—		187	17,058
859,648	4,570,958		3,205,853		2,207,426		48,266		8,601	72,856
23,053	130,936		83,287		66,822		2,345		266	2,477
1,144	4,539		2,693		2,456		151		151	151
201,437	292,044		183,724		154,125		—		823	18,822
—	—		—		—		—		—	—
—	77,315		24,913		54,011		—		185	2,635
20,587,550	1,041,039,387		425,662,546		711,568,754		489,330		1,690,239	34,682,930

1,395,497,155	8,665,993,646		5,345,882,862		4,610,573,756		181,571,647		20,641,280	195,019,470
417,726,033	1,549,504,030		1,171,459,538		580,662,090		(2,631)		98,520	(2,800,790)
$1,813,223,188	$10,215,497,676		$6,517,342,400		$5,191,235,846		$181,569,016		$20,739,800	$192,218,680
100,046,335	709,504,681		421,330,484		390,092,376		181,569,779		2,083,294	19,058,209
$18.12	$14.40		$15.47		$13.31		$1.00		$9.96	$10.09
$17,340,970	$42,100,193		$39,360,660		$16,123,650		$—		$—	$446,620

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 28, 2019 (unaudited)	Partner Emerging Markets Equity Portfolio		Partner Growth Stock Portfolio
Assets
Investments at cost	$71,250,872		$152,294,799
Investments in unaffiliated securities at value (#)	90,875,558		247,346,917
Investments in affiliated securities at value	1,120,150		1,936,445
Cash	111,875	(a)	—
Dividends and interest receivable	303,914		61,048
Prepaid expenses	3,069		3,427
Receivable for:
Investments sold	218,236		1,189,796
Fund shares sold	11,443		691
Expense reimbursements	17,248		—
Variation margin on open future contracts	—		—
Unrealized gain on forward contracts	—		—
Total Assets	92,661,493		250,538,324
Liabilities
Accrued expenses	51,596		14,777
Payable for:
Investments purchased	6,365		1,618,738
Return of collateral for securities loaned	—		—
Foreign capital gain tax liability	194,344		—
Fund shares redeemed	30,360		327,080
Investment advisory fees	67,034		120,706
Administrative service fees	1,165		3,157
Director fees	151		151
Director deferred compensation	15,470		19,893
Unrealized loss on forward contracts	—		—
Commitments and contingent liabilities^	—		—
Total Liabilities	366,485		2,104,502
Net Assets
Capital stock (beneficial interest)	77,976,825		151,464,751
Distributable earnings/(accumulated loss)	14,318,183		96,969,071
Total Net Assets	$92,295,008		$248,433,822
Shares of beneficial interest outstanding	6,683,144		9,624,080
Net asset value per share	$13.81		$25.81
(#) Includes securities on loan of	$—		$—

(a)	Includes foreign currency holdings of $111,875 (cost $111,636).
(b)	Includes foreign currency holdings of $965 (cost $967).
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Partner Healthcare Portfolio		Real Estate Securities Portfolio	Small Cap Growth Portfolio	Small Cap Index Portfolio	Small Cap Stock Portfolio

$184,836,757		$138,597,616	$17,044,022	$505,786,958	$541,312,026
217,391,063		185,417,676	17,458,013	580,976,196	582,311,760
5,785,658		611,220	746,449	13,038,893	52,089,077
965	(b)	—	—	1,763	—
177,310		729,867	8,358	650,531	411,919
3,387		3,291	2,888	4,217	4,270

1,239,060		226,509	—	4,063,332	9,384,572
4,914		71,712	32,750	9,953	1,248
8,984		—	11,687	—	—
—		—	—	6,055	—
147,308		—	—	—	—
224,758,649		187,060,275	18,260,145	598,750,940	644,202,846

14,733		13,253	13,896	16,894	14,510

54,740		483,134	90,376	3,843,073	9,228,285
—		—	—	12,817,670	30,305,780
—		—	—	—	—
928		17,030	140	63,509	158,466
139,825		107,957	10,899	85,975	298,511
2,849		2,447	232	7,308	7,607
151		151	151	355	369
15,470		37,693	561	53,819	127,783
133,686		—	—	—	—
—		—	—	—	—
362,382		661,665	116,255	16,888,603	40,141,311

186,507,060		140,096,175	17,083,862	483,267,893	473,357,843
37,889,207		46,302,435	1,060,028	98,594,444	130,703,692
$224,396,267		$186,398,610	$18,143,890	$581,862,337	$604,061,535
10,576,100		7,151,510	1,612,910	33,949,193	33,044,374
$21.22		$26.06	$11.25	$17.14	$18.28
$—		$—	$—	$12,637,750	$30,202,434

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the six months ended June 28, 2019 (unaudited)	Aggressive Allocation Portfolio	All Cap Portfolio	Balanced Income Plus Portfolio	Diversified Income Plus Portfolio
Investment Income
Dividends	$4,547,971	$837,474	$3,510,817	$3,053,613
Interest	525,622	1,052	3,841,916	9,858,562
Income from mortgage dollar rolls	76,618	—	83,619	208,796
Affiliated income from securities loaned, net	22,634	363	17,519	20,387
Income from affiliated investments	2,273,918	19,267	466,092	1,192,355
Non cash income	17,179	—	40,220	144,789
Non cash income from affiliated investments	5,859,557	—	620,906	834,233
Foreign tax withholding	(33,972)	(2,531)	(115,256)	(115,334)
Total Investment Income	13,289,527	855,625	8,465,833	15,197,401
Expenses
Adviser fees	4,830,299	331,179	1,110,802	1,433,084
Administrative service fees	162,307	54,146	79,334	105,906
Audit and legal fees	19,179	18,133	17,342	17,405
Custody fees	37,470	1,857	43,275	46,040
Insurance expenses	4,155	2,091	2,575	3,064
Printing and postage expenses	—	—	—	—
Directors’ fees	15,338	3,709	6,913	11,298
Other expenses	23,181	8,435	37,460	42,221
Total Expenses Before Reimbursement	5,091,929	419,550	1,297,701	1,659,018
Less:
Reimbursement from adviser	(1,227,987)	—	—	—
Total Net Expenses	3,863,942	419,550	1,297,701	1,659,018
Net Investment Income/(Loss)	9,425,585	436,075	7,168,132	13,538,383
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	18,041,262	21,281,660	(2,210,092)	(784,215)
Class action settlements	—	—	—	—
Distributions of realized capital gains from affiliated investments	19,733,239	—	—	—
Futures contracts	10,252,819	—	984,827	2,348,805
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	(26,040)	—	(3,531)	(5,052)
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	103,249,599	(1,697,699)	34,727,272	46,045,984
Affiliated investments	43,306,951	—	2,035,628	2,736,220
Futures contracts	6,341,252	—	306,380	44,320
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	31	—	575	515
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	200,899,113	19,583,961	35,841,059	50,386,577
Net Increase/(Decrease) in Net Assets Resulting From Operations	$210,324,698	$20,020,036	$43,009,191	$63,924,960

(a)	Includes foreign capital gain taxes paid of $157,537.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Global Stock Portfolio	Government Bond Portfolio	High Yield Portfolio	Income Portfolio	International Allocation Portfolio	Large Cap Growth Portfolio	Large Cap Index Portfolio

$13,019,113	$—	$113,920	$296,106	$33,806,060	$5,322,365	$10,677,622
192,166	1,669,198	24,608,913	27,579,545	2,754,098	500	8,386
—	166,769	—	245,798	—	—	—
69,230	338	163,979	21,549	311,221	22	37,810
1,283,814	621,893	536,115	1,840,321	1,554,969	300,018	66,416
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(727,411)	—	—	—	(3,329,556)	—	—
13,836,912	2,458,198	25,422,927	29,983,319	35,096,792	5,622,905	10,790,234

3,163,844	310,245	1,656,646	2,991,704	6,411,041	2,634,106	1,026,802
135,202	60,069	115,407	172,148	191,927	156,950	132,278
21,569	17,803	21,007	22,762	36,017	22,516	21,459
45,642	3,063	7,321	8,873	357,997	6,621	8,819
3,687	2,215	3,283	4,379	4,999	4,026	3,550
—	—	—	—	—	48,951	—
17,834	4,021	14,361	25,805	28,894	22,660	16,241
21,234	12,735	24,957	36,429	58,071	14,525	14,558
3,409,012	410,151	1,842,982	3,262,100	7,088,946	2,910,355	1,223,707

—	—	—	—	—	—	—
3,409,012	410,151	1,842,982	3,262,100	7,088,946	2,910,355	1,223,707
10,427,900	2,048,047	23,579,945	26,721,219	28,007,846	2,712,550	9,566,527

18,256,606	1,194,258	(10,578,083)	2,764,553	16,305,121 (a)	63,644,543	(636,466)
—	—	—	—	—	—	36,484
—	—	—	—	—	—	—
3,382,215	285,238	—	(163,487)	5,288,719	—	504,507
—	—	—	—	384,000	—	—
(16,909)	—	—	—	(374,043)	—	—
—	—	234,079	14,818	(80)	—	—

111,760,780	4,614,770	67,705,214	107,603,436	163,745,840	178,311,611	162,014,499
—	—	—	—	—	—	—
2,188,484	23,157	—	1,200,859	2,926,512	—	(10,875)
—	—	—	—	31,296	—	—
2,986	—	—	—	84,696	—	—
—	—	102,270	236,518	—	—	—
135,574,162	6,117,423	57,463,480	111,656,697	188,392,061	241,956,154	161,908,149
$146,002,062	$8,165,470	$81,043,425	$138,377,916	$216,399,907	$244,668,704	$171,474,676

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 28, 2019 (unaudited)	Large Cap Value Portfolio	Limited Maturity Bond Portfolio	Low Volatility Equity Portfolio	Mid Cap Index Portfolio
Investment Income
Dividends	$19,343,167	$88,821	$412,548	$3,603,686
Interest	468	12,913,928	1,430	5,447
Income from mortgage dollar rolls	—	65,037	—	—
Affiliated income from securities loaned, net	430	771	1,933	9,730
Income from affiliated investments	556,012	735,481	6,791	73,231
Non cash income	—	—	—	—
Non cash income from affiliated investments	—	—	—	—
Foreign tax withholding	(485)	—	(23,521)	(1,870)
Total Investment Income	19,899,592	13,804,038	399,181	3,690,224
Expenses
Adviser fees	4,620,412	1,784,335	74,599	426,679
Administrative service fees	175,912	120,834	47,113	81,268
Audit and legal fees	18,184	21,260	17,737	19,687
Custody fees	7,493	7,276	5,502	4,771
Insurance expenses	4,435	3,389	1,944	2,594
Directors’ fees	24,782	15,949	3,390	6,308
Other expenses	16,195	27,835	10,483	10,914
Total Expenses Before Reimbursement	4,867,413	1,980,878	160,768	552,221
Less:
Reimbursement from adviser	—	—	(61,302)	—
Total Net Expenses	4,867,413	1,980,878	99,466	552,221
Net Investment Income/(Loss)	15,032,179	11,823,160	299,715	3,138,003
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(42,835,541)	(1,993,147)	(52,771)	5,822,061
Distributions of realized capital gains from affiliated investments	—	—	—	—
Written option contracts	—	—	—	—
Futures contracts	—	(3,991,067)	41,250	379,487
Foreign currency transactions	—	—	(1,841)	—
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	234,775,845	23,225,573	3,119,875	58,612,127
Affiliated investments	—	—	—	—
Futures contracts	—	646,230	20,891	26,281
Foreign currency transactions	—	—	218	—
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	191,940,304	17,887,589	3,127,622	64,839,956
Net Increase/(Decrease) in Net Assets Resulting From Operations	$206,972,483	$29,710,749	$3,427,337	$67,977,959

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Mid Cap Stock Portfolio	Moderate Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderately Conservative Allocation Portfolio	Money Market Portfolio	Multidimensional Income Portfolio	Opportunity Income Plus Portfolio

$9,775,445	$22,676,152	$16,233,885	$8,206,179	$—	$65,017	$111,891
—	39,814,684	15,444,992	29,558,343	2,153,453	280,192	3,215,127
—	2,982,211	1,096,199	2,168,548	—	2,418	72,943
23,589	105,517	85,891	34,735	—	96	1,179
689,262	14,221,641	5,588,854	9,662,620	—	24,659	332,530
—	103,219	56,732	52,763	—	74,780	16,967
—	53,164,449	34,990,031	24,893,571	—	46,440	594,744
—	(213,449)	(137,438)	(5,525)	—	(503)	—
10,488,296	132,854,424	73,359,146	74,571,234	2,153,453	493,099	4,345,381

5,486,448	28,947,373	20,241,309	13,928,990	306,343	52,996	443,928
192,112	873,824	570,553	466,331	59,880	46,638	60,094
21,864	40,625	29,090	28,517	17,481	18,936	19,369
8,637	84,586	62,658	46,094	2,630	7,335	12,249
4,785	18,277	12,173	10,191	2,178	1,943	2,202
28,507	108,311	63,689	58,887	3,366	3,390	3,709
17,015	90,499	70,764	65,511	7,479	15,495	27,322
5,759,368	30,163,495	21,050,236	14,604,521	399,357	146,733	568,873

—	(8,221,958)	(6,557,421)	(3,184,808)	—	(55,195)	—
5,759,368	21,941,537	14,492,815	11,419,713	399,357	91,538	568,873
4,728,928	110,912,887	58,866,331	63,151,521	1,754,096	401,561	3,776,508

59,763,163	82,399,106	69,372,415	29,188,920	507	(161,617)	(145,982)
—	98,490,555	99,627,291	25,956,084	—	—	—
—	196,875	77,344	131,250	—	—	—
—	36,823,998	31,123,183	29,047,307	—	3,238	277,135
—	(118,852)	(77,018)	(45,975)	—	—	—
—	165,137	52,388	132,036	—	—	—

206,714,556	539,673,911	385,591,692	235,974,997	—	1,469,263	5,175,550
—	275,890,500	210,882,249	113,381,169	—	152,203	1,955,127
—	5,886,304	(1,583,625)	6,223,056	—	141	(80,216)
—	416	(1,119)	(241)	—	—	—
—	852,942	295,647	628,250	—	—	—
266,477,719	1,040,260,892	795,360,447	440,616,853	507	1,463,228	7,181,614
$271,206,647	$1,151,173,779	$854,226,778	$503,768,374	$1,754,603	$1,864,789	$10,958,122

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 28, 2019 (unaudited)	Partner Emerging Markets Equity Portfolio		Partner Growth Stock Portfolio
Investment Income
Dividends	$1,254,760		$1,071,410
Interest	—		3,645
Affiliated income from securities loaned, net	335		560
Income from affiliated investments	18,894		51,747
Foreign tax withholding	(130,482)		(6,810)
Total Investment Income	1,143,507		1,120,552
Expenses
Adviser fees	427,594		751,886
Administrative service fees	52,432		64,665
Amortization of offering costs	—		—
Audit and legal fees	29,955		18,682
Custody fees	61,900		4,916
Insurance expenses	2,068		2,269
Directors’ fees	3,648		3,736
Other expenses	10,090		8,872
Total Expenses Before Reimbursement	587,687		855,026
Less:
Reimbursement from adviser	(63,056)		—
Total Net Expenses	524,631		855,026
Net Investment Income/(Loss)	618,876		265,526
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(526,862	)(a)	545,561
Futures contracts	—		—
Foreign currency forward contracts	—		—
Foreign currency transactions	(16,689)		617
Change in net unrealized appreciation/(depreciation) on:
Investments	12,020,542		41,571,861
Futures contracts	—		—
Foreign currency forward contracts	—		—
Foreign currency transactions	1,008		5
Net Realized and Unrealized Gains/(Losses)	11,477,999		42,118,044
Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,096,875		$42,383,570

(a)	Includes foreign capital gain taxes paid of $59,046.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Partner Healthcare Portfolio	Real Estate Securities Portfolio	Small Cap Growth Portfolio	Small Cap Index Portfolio	Small Cap Stock Portfolio

$1,377,061	$2,916,786	$36,303	$4,019,815	$3,244,396
—	—	—	3,525	—
61,532	—	—	44,267	22,897
117,104	11,460	10,383	10,138	178,584
(30,681)	—	(345)	(1,451)	(38,113)
1,525,016	2,928,246	46,341	4,076,294	3,407,764

886,513	661,289	58,634	550,450	1,912,067
63,057	59,989	46,246	91,788	93,725
—	—	776	—	—
18,660	18,095	17,988	19,953	19,076
6,915	2,649	2,675	7,653	4,547
2,248	2,197	1,927	2,787	2,865
3,648	4,007	3,382	8,609	10,234
9,246	8,638	8,445	12,669	10,962
990,287	756,864	140,073	693,909	2,053,476

(57,205)	—	(68,979)	—	—
933,082	756,864	71,094	693,909	2,053,476
591,934	2,171,382	(24,753)	3,382,385	1,354,288

(741,737)	841,579	(1,917)	11,857,488	37,112,289
—	—	—	115,014	—
36,090	—	—	—	—
(20,602)	—	—	—	—

22,643,014	27,034,059	2,712,856	50,013,243	62,434,900
—	—	—	37,104	—
(9,578)	—	—	—	—
(204)	—	—	—	—
21,906,983	27,875,638	2,710,939	62,022,849	99,547,189
$22,498,917	$30,047,020	$2,686,186	$65,405,234	$100,901,477

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Portfolio		All Cap Portfolio
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$9,425,585	$14,937,374	$436,075	$739,182
Net realized gains/(losses)	48,001,280	107,479,734	21,281,660	4,551,072
Change in net unrealized appreciation/(depreciation)	152,897,833	(210,269,669)	(1,697,699)	(15,925,335)
Net Change in Net Assets Resulting From Operations	210,324,698	(87,852,561)	20,020,036	(10,635,081)
Distributions to Shareholders
From net investment income/net realized gains	(117,385,069)	(100,269,125)	(5,265,108)	(6,056,946)
Total Distributions to Shareholders	(117,385,069)	(100,269,125)	(5,265,108)	(6,056,946)
Capital Stock Transactions
Sold	30,082,212	83,022,954	2,825,604	6,275,640
Distributions reinvested	117,385,069	100,269,125	5,265,108	6,056,946
Redeemed	(30,114,028)	(49,335,854)	(4,836,041)	(10,232,543)
Total Capital Stock Transactions	117,353,253	133,956,225	3,254,671	2,100,043
Net Increase/(Decrease) in Net Assets	210,292,882	(54,165,461)	18,009,599	(14,591,984)
Net Assets, Beginning of Period	1,258,346,791	1,312,512,252	96,854,211	111,446,195
Net Assets, End of Period	$1,468,639,673	$1,258,346,791	$114,863,810	$96,854,211
Capital Stock Share Transactions
Sold	1,785,974	4,783,062	185,789	408,034
Distributions reinvested	7,288,418	5,992,979	348,526	406,316
Redeemed	(1,770,698)	(2,843,007)	(322,638)	(669,415)

Total Capital Stock Share Transactions	7,303,694	7,933,034	211,677	144,935

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Balanced Income Plus Portfolio		Diversified Income Plus Portfolio		Global Stock Portfolio		Government Bond Portfolio
6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018

$7,168,132	$11,757,880	$13,538,383	$25,060,267	$10,427,900	$16,660,392	$2,048,047	$4,474,476
(1,228,796)	22,602,055	1,559,538	18,781,226	21,621,912	61,227,333	1,479,496	(4,185,845)
37,069,855	(54,394,895)	48,827,039	(63,339,244)	113,952,250	(166,981,515)	4,637,927	(263,442)
43,009,191	(20,034,960)	63,924,960	(19,497,751)	146,002,062	(89,093,790)	8,165,470	25,189

(35,016,703)	(15,238,024)	(44,666,489)	(21,233,099)	(80,794,741)	(77,237,471)	(2,048,047)	(4,492,666)
(35,016,703)	(15,238,024)	(44,666,489)	(21,233,099)	(80,794,741)	(77,237,471)	(2,048,047)	(4,492,666)

8,852,336	31,483,535	26,443,764	53,639,708	3,622,084	10,532,109	7,584,227	9,825,160
35,016,703	15,238,024	44,666,489	21,233,099	80,794,741	77,237,471	2,048,047	4,492,666
(14,768,792)	(27,530,261)	(13,783,204)	(24,638,959)	(12,618,095)	(23,143,338)	(11,937,882)	(29,667,377)
29,100,247	19,191,298	57,327,049	50,233,848	71,798,730	64,626,242	(2,305,608)	(15,349,551)

37,092,735	(16,081,686)	76,585,520	9,502,998	137,006,051	(101,705,019)	3,811,815	(19,817,028)
385,931,936	402,013,622	686,212,269	676,709,271	983,505,608	1,085,210,627	179,566,336	199,383,364
$423,024,671	$385,931,936	$762,797,789	$686,212,269	$1,120,511,659	$983,505,608	$183,378,151	$179,566,336

584,009	2,069,705	3,208,673	6,567,367	272,071	738,832	699,848	919,552
2,455,675	1,016,160	5,612,849	2,635,197	6,236,424	5,641,849	188,869	421,571
(979,567)	(1,816,728)	(1,705,963)	(3,030,673)	(928,268)	(1,641,007)	(1,103,400)	(2,779,848)

2,060,117	1,269,137	7,115,559	6,171,891	5,580,227	4,739,674	(214,683)	(1,438,725)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	High Yield Portfolio		Income Portfolio
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$23,579,945	$48,269,213	$26,721,219	$54,170,406
Net realized gains/(losses)	(10,344,004)	387,125	2,615,884	(10,213,489)
Change in net unrealized appreciation/(depreciation)	67,807,484	(76,712,683)	109,040,813	(79,457,593)
Net Change in Net Assets Resulting From Operations	81,043,425	(28,056,345)	138,377,916	(35,500,676)
Distributions to Shareholders
From net investment income/net realized gains	(23,577,621)	(48,566,489)	(26,735,638)	(65,720,324)
Total Distributions to Shareholders	(23,577,621)	(48,566,489)	(26,735,638)	(65,720,324)
Capital Stock Transactions
Sold	7,949,564	15,760,995	17,375,433	20,696,982
Distributions reinvested	23,577,621	48,566,489	26,735,638	65,720,324
Redeemed	(18,239,550)	(40,656,553)	(16,633,078)	(44,493,432)
Total Capital Stock Transactions	13,287,635	23,670,931	27,477,993	41,923,874
Net Increase/(Decrease) in Net Assets	70,753,439	(52,951,903)	139,120,271	(59,297,126)
Net Assets, Beginning of Period	796,303,533	849,255,436	1,460,409,619	1,519,706,745
Net Assets, End of Period	$867,056,972	$796,303,533	$1,599,529,890	$1,460,409,619
Capital Stock Share Transactions
Sold	1,695,729	3,344,812	1,733,116	2,075,390
Distributions reinvested	5,051,473	10,325,681	2,675,094	6,664,648
Redeemed	(3,915,672)	(8,665,748)	(1,664,880)	(4,515,483)

Total Capital Stock Share Transactions	2,831,530	5,004,745	2,743,330	4,224,555

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

International Allocation Portfolio		Large Cap Growth Portfolio		Large Cap Index Portfolio		Large Cap Value Portfolio
6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018

$28,007,846	$44,944,825	$2,712,550	$4,962,279	$9,566,527	$17,206,622	$15,032,179	$25,601,655
21,603,717	14,045,158	63,644,543	159,365,964	(95,475)	3,932,611	(42,835,541)	72,924,990
166,788,344	(357,609,555)	178,311,611	(132,683,888)	162,003,624	(67,336,669)	234,775,845	(234,280,976)
216,399,907	(298,619,572)	244,668,704	31,644,355	171,474,676	(46,197,436)	206,972,483	(135,754,331)

(56,275,063)	(110,368,711)	(158,086,659)	(59,127,695)	(23,100,732)	(20,535,169)	(98,113,964)	(81,339,807)
(56,275,063)	(110,368,711)	(158,086,659)	(59,127,695)	(23,100,732)	(20,535,169)	(98,113,964)	(81,339,807)

6,042,853	28,877,237	23,593,206	59,413,280	28,283,789	76,949,501	7,353,657	13,167,090
56,275,063	110,368,711	158,086,659	59,127,695	23,100,732	20,535,169	98,113,964	81,339,807
(19,762,923)	(173,808,245)	(49,463,236)	(104,778,874)	(22,388,536)	(43,935,277)	(8,778,727)	(22,927,672)
42,554,993	(34,562,297)	132,216,629	13,762,101	28,995,985	53,549,393	96,688,894	71,579,225
202,679,837	(443,550,580)	218,798,674	(13,721,239)	177,369,929	(13,183,212)	205,547,413	(145,514,913)
1,622,730,898	2,066,281,478	1,181,830,939	1,195,552,178	931,440,475	944,623,687	1,427,180,816	1,572,695,729
$1,825,410,735	$1,622,730,898	$1,400,629,613	$1,181,830,939	$1,108,810,404	$931,440,475	$1,632,728,229	$1,427,180,816

633,638	2,692,380	596,681	1,512,206	729,990	2,030,523	409,921	703,796
5,871,833	11,057,106	4,292,987	1,559,401	582,369	552,680	5,603,150	4,520,209
(2,062,826)	(16,640,492)	(1,246,323)	(2,727,880)	(577,925)	(1,161,708)	(483,210)	(1,222,256)

4,442,645	(2,891,006)	3,643,345	343,727	734,434	1,421,495	5,529,861	4,001,749

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Limited Maturity Bond Portfolio		Low Volatility Equity Portfolio
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$11,823,160	$22,085,113	$299,715	$308,718
Net realized gains/(losses)	(5,984,214)	(1,037,735)	(13,362)	15,469
Change in net unrealized appreciation/(depreciation)	23,871,803	(11,892,874)	3,140,984	(1,083,998)
Net Change in Net Assets Resulting From Operations	29,710,749	9,154,504	3,427,337	(759,811)
Distributions to Shareholders
From net investment income/net realized gains	(11,892,466)	(22,486,310)	(362,765)	(28,174)
Total Distributions to Shareholders	(11,892,466)	(22,486,310)	(362,765)	(28,174)
Capital Stock Transactions
Sold	12,380,216	29,484,865	5,874,401	13,230,794
Issued in connection with merger	—	—	—	—
Distributions reinvested	11,892,466	22,486,310	362,765	28,174
Redeemed	(20,420,114)	(43,308,239)	(1,638,821)	(983,223)
Total Capital Stock Transactions	3,852,568	8,662,936	4,598,345	12,275,745
Net Increase/(Decrease) in Net Assets	21,670,851	(4,668,870)	7,662,917	11,487,760
Net Assets, Beginning of Period	901,218,229	905,887,099	21,918,804	10,431,044
Net Assets, End of Period	$922,889,080	$901,218,229	$29,581,721	$21,918,804
Capital Stock Share Transactions
Sold	1,258,020	3,010,914	508,292	1,205,214
Issued in connection with merger	—	—	—	—
Distributions reinvested	1,210,578	2,298,057	30,216	2,608
Redeemed	(2,081,479)	(4,423,046)	(143,470)	(89,888)

Total Capital Stock Share Transactions	387,119	885,925	395,038	1,117,934

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Mid Cap Index Portfolio		Mid Cap Stock Portfolio		Moderate Allocation Portfolio		Moderately Aggressive Allocation Portfolio
6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018

$3,138,003	$5,371,422	$4,728,928	$11,112,785	$110,912,887	$206,603,801	$58,866,331	$98,762,981
6,201,548	21,714,648	59,763,163	166,177,898	217,956,819	424,343,476	200,175,603	364,787,902
58,638,408	(76,053,576)	206,714,556	(368,292,805)	822,304,073	(1,062,473,945)	595,184,844	(827,282,660)
67,977,959	(48,967,506)	271,206,647	(191,002,122)	1,151,173,779	(431,526,668)	854,226,778	(363,731,777)

(32,626,762)	(23,475,564)	(176,267,786)	(137,447,186)	(637,493,993)	(516,244,302)	(461,070,483)	(373,666,798)
(32,626,762)	(23,475,564)	(176,267,786)	(137,447,186)	(637,493,993)	(516,244,302)	(461,070,483)	(373,666,798)

17,400,398	45,937,229	16,588,780	28,581,520	16,517,979	44,332,172	24,655,965	91,873,780
—	—	—	—	—	—	—	97,804,430
32,626,762	23,475,564	176,267,786	137,447,186	637,493,993	516,244,302	461,070,483	373,666,798
(8,402,991)	(12,773,087)	(24,914,500)	(50,525,806)	(297,129,441)	(463,496,639)	(160,703,848)	(210,303,229)
41,624,169	56,639,706	167,942,066	115,502,900	356,882,531	97,079,835	325,022,600	353,041,779
76,975,366	(15,803,364)	262,880,927	(212,946,408)	870,562,317	(850,691,135)	718,178,895	(384,356,796)
379,357,491	395,160,855	1,550,342,261	1,763,288,669	9,344,935,359	10,195,626,494	5,799,163,505	6,183,520,301
$456,332,857	$379,357,491	$1,813,223,188	$1,550,342,261	$10,215,497,676	$9,344,935,359	$6,517,342,400	$5,799,163,505

965,108	2,447,765	849,237	1,412,574	1,116,115	2,990,843	1,545,102	5,694,354
—	—	—	—	—	—	—	6,276,149
1,922,116	1,258,251	9,904,465	6,955,407	44,540,443	35,886,684	30,036,774	23,886,088
(463,791)	(684,222)	(1,280,078)	(2,501,860)	(20,201,763)	(31,518,514)	(10,085,578)	(13,103,332)

2,423,433	3,021,794	9,473,624	5,866,121	25,454,795	7,359,013	21,496,298	22,753,259

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Moderately Conservative Allocation Portfolio		Money Market Portfolio
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$63,151,521	$123,462,446	$1,754,096	$2,315,265
Net realized gains/(losses)	84,409,622	110,227,387	507	(63)
Change in net unrealized appreciation/(depreciation)	356,207,231	(398,175,784)	—	—
Net Change in Net Assets Resulting From Operations	503,768,374	(164,485,951)	1,754,603	2,315,202
Distributions to Shareholders
From net investment income/net realized gains	(238,889,921)	(211,961,061)	(1,754,096)	(2,323,228)
From return of capital	—	—	—	—
Total Distributions to Shareholders	(238,889,921)	(211,961,061)	(1,754,096)	(2,323,228)
Capital Stock Transactions
Sold	17,158,121	62,614,820	37,576,556	83,911,622
Distributions reinvested	238,889,921	211,961,061	1,754,096	2,323,228
Redeemed	(142,855,039)	(223,400,189)	(35,768,708)	(64,316,689)
Total Capital Stock Transactions	113,193,003	51,175,692	3,561,944	21,918,161
Net Increase/(Decrease) in Net Assets	378,071,456	(325,271,320)	3,562,451	21,910,135
Net Assets, Beginning of Period	4,813,164,390	5,138,435,710	178,006,565	156,096,430
Net Assets, End of Period	$5,191,235,846	$4,813,164,390	$181,569,016	$178,006,565
Capital Stock Share Transactions
Sold	1,271,934	4,684,876	37,576,556	83,911,622
Distributions reinvested	18,023,579	16,303,318	1,754,096	2,323,228
Redeemed	(10,659,400)	(16,883,264)	(35,768,708)	(64,316,689)

Total Capital Stock Share Transactions	8,636,113	4,104,930	3,561,944	21,918,161

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Multidimensional Income Portfolio		Opportunity Income Plus Portfolio		Partner Emerging Markets Equity Portfolio		Partner Growth Stock Portfolio
6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018

$401,561	$836,780	$3,776,508	$7,165,162	$618,876	$825,716	$265,526	$559,823
(158,379)	75,824	131,153	(1,177,628)	(543,551)	(4,823,812)	546,178	7,192,347
1,621,607	(1,944,786)	7,050,461	(7,759,073)	12,021,550	(11,403,303)	41,571,866	(12,847,493)
1,864,789	(1,032,182)	10,958,122	(1,771,539)	12,096,875	(15,401,399)	42,383,570	(5,095,323)

—	(924,744)	(3,804,320)	(7,284,001)	(668,906)	(1,179,525)	(8,114,664)	(12,546,531)
—	(34,074)	—	—	—	—	—	—
—	(958,818)	(3,804,320)	(7,284,001)	(668,906)	(1,179,525)	(8,114,664)	(12,546,531)

4,131,698	8,838,875	19,115,700	20,201,710	2,753,308	14,640,376	8,572,444	38,321,523
—	958,818	3,804,320	7,284,001	668,906	1,179,525	8,114,664	12,546,531
(3,301,357)	(9,736,342)	(10,671,543)	(22,434,068)	(6,318,750)	(9,908,917)	(8,182,883)	(11,216,975)
830,341	61,351	12,248,477	5,051,643	(2,896,536)	5,910,984	8,504,225	39,651,079
2,695,130	(1,929,649)	19,402,279	(4,003,897)	8,531,433	(10,669,940)	42,773,131	22,009,225
18,044,670	19,974,319	172,816,401	176,820,298	83,763,575	94,433,515	205,660,691	183,651,466
$20,739,800	$18,044,670	$192,218,680	$172,816,401	$92,295,008	$83,763,575	$248,433,822	$205,660,691

426,061	883,324	1,914,075	2,020,331	208,015	1,037,147	338,196	1,514,348
—	106,148	382,073	731,181	49,288	92,711	317,628	508,779
(340,455)	(973,120)	(1,072,151)	(2,249,234)	(479,204)	(765,405)	(319,430)	(455,776)

85,606	16,352	1,223,997	502,278	(221,901)	364,453	336,394	1,567,351

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Healthcare Portfolio		Real Estate Securities Portfolio
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$591,934	$916,288	$2,171,382	$4,080,971
Net realized gains/(losses)	(726,249)	2,550,474	841,579	(3,678,151)
Change in net unrealized appreciation/(depreciation)	22,633,232	12,058,256	27,034,059	(9,779,061)
Net Change in Net Assets Resulting From Operations	22,498,917	15,525,018	30,047,020	(9,376,241)
Distributions to Shareholders
From net investment income/net realized gains	(940,425)	(1,861,565)	(4,023,223)	(4,063,932)
Total Distributions to Shareholders	(940,425)	(1,861,565)	(4,023,223)	(4,063,932)
Capital Stock Transactions
Sold	5,723,610	10,962,512	3,572,425	5,137,981
Distributions reinvested	940,425	1,861,565	4,023,223	4,063,932
Redeemed	(8,165,184)	(15,461,520)	(7,119,022)	(20,200,133)
Total Capital Stock Transactions	(1,501,149)	(2,637,443)	476,626	(10,998,220)
Net Increase/(Decrease) in Net Assets	20,057,343	11,026,010	26,500,423	(24,438,393)
Net Assets, Beginning of Period	204,338,924	193,312,914	159,898,187	184,336,580
Net Assets, End of Period	$224,396,267	$204,338,924	$186,398,610	$159,898,187
Capital Stock Share Transactions
Sold	283,551	552,417	138,165	221,456
Distributions reinvested	44,489	98,046	153,985	171,908
Redeemed	(400,035)	(812,690)	(281,480)	(869,123)

Total Capital Stock Share Transactions	(71,995)	(162,227)	10,670	(475,759)

(a)	For the period from April 27, 2018 (inception) through December 31, 2018.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Small Cap Growth Portfolio		Small Cap Index Portfolio		Small Cap Stock Portfolio
6/28/2019 (unaudited)	12/31/2018(a)	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018

$(24,753)	$(16,273)	$3,382,385	$6,109,768	$1,354,288	$2,386,333
(1,917)	(34,466)	11,972,502	41,987,576	37,112,289	68,148,846
2,712,856	(1,552,416)	50,050,347	(96,738,580)	62,434,900	(128,760,223)
2,686,186	(1,603,155)	65,405,234	(48,641,236)	100,901,477	(58,225,044)

—	(23,003)	(49,096,841)	(32,275,213)	(70,926,922)	(49,555,549)
—	(23,003)	(49,096,841)	(32,275,213)	(70,926,922)	(49,555,549)

7,150,892	18,324,773	46,292,813	57,036,923	3,956,199	13,991,599
—	23,003	49,096,841	32,275,213	70,926,922	49,555,549
(2,011,370)	(6,403,436)	(14,015,079)	(20,959,580)	(11,658,921)	(58,085,882)
5,139,522	11,944,340	81,374,575	68,352,556	63,224,200	5,461,266
7,825,708	10,318,182	97,682,968	(12,563,893)	93,198,755	(102,319,327)
10,318,182	—	484,179,369	496,743,262	510,862,780	613,182,107
$18,143,890	$10,318,182	$581,862,337	$484,179,369	$604,061,535	$510,862,780

666,603	1,734,758	2,467,203	2,869,755	200,884	664,285
—	2,530	2,962,942	1,607,331	3,978,512	2,421,857
(188,529)	(602,452)	(759,181)	(1,076,379)	(586,117)	(2,824,590)

478,074	1,134,836	4,670,964	3,400,707	3,593,279	261,552

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (“the Fund”), a corporation organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is divided into 29 separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, sixteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock. Effective April 30, 2019, Thrivent Partner All Cap Portfolio changed its name to Thrivent All Cap Portfolio and Thrivent Partner Worldwide Allocation Portfolio changed its name to Thrivent International Allocation Portfolio.

Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) and Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios. Effective June 30, 2019, Thrivent Life has been dissolved and the contract obligations of Thrivent Life have been assumed by Thrivent Financial.

Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Mergers – At a meeting held on June 21, 2018, contractholders of Thrivent Growth and Income Plus Portfolio (the “Target Portfolio”) approved the merger of the Target Portfolio into Thrivent Moderately Aggressive Allocation Portfolio (the “Acquiring Portfolio”). The merger occurred at the close of business on June 28, 2018. Acquisition of the assets and liabilities of the Target Portfolio by the Acquiring Portfolio was followed by the distribution of the Acquiring Portfolio’s shares to the Target Portfolio’s contractholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.

The merger was accomplished by a tax free exchange as detailed below:

Portfolio	Description	Net Assets as of June 28, 2018
Moderately Aggressive Allocation	Acquiring Portfolio	$6,195,026,970
Growth and Income Plus	Target Portfolio	$97,804,430
Moderately Aggressive Allocation	After Acquisition	$6,292,831,400

As of June 28, 2018, the net assets of the Target Portfolio were comprised of the following:

Target Portfolio	Unrealized Appreciation/ (Depreciation)	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)	Capital Stock
Growth and Income Plus	$8,649,856	$(262,282)	$10,556	$89,406,300

The Target Portfolio’s capital loss carryovers are carried over to the Acquiring Portfolio. The amounts, if any, and applicable limitations are disclosed in Note (4) Tax Information.

Assuming the merger had been completed on January 1, 2018, the Acquiring Portfolio’s pro-forma results of operations for the period ended December 31, 2018 would be the following:

Acquiring Portfolio	Net Change in Unrealized Appreciation/ (Depreciation)	Net Investment Income	Net Gains/(Losses) on Investments	Net Increase in Net Assets from Operations
Moderately Aggressive Allocation	$(829,618,668)	$99,495,382	$367,404,228	$(362,719,058)

The financial statements reflect the operations of the Acquiring Portfolio for the period prior to the merger and the combined Portfolios for the period subsequent to the merger. Because the combined Portfolios have been managed as a single Portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Growth and Income Plus Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since the merger was completed.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using a vendor provided settlement or clearing price used by the clearinghouse. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Portfolios value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, the position would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 28, 2019, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2015 through 2018 Additionally, as of June 28, 2019, the tax year ended December 31, 2014 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 28, 2019, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios. Non-cash income, if any, is recorded at the fair market value of the securities received.

For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for Government Bond Portfolio, High Yield Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, and Opportunity Income Plus Portfolio; declared daily and reinvested monthly for the Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the six months ended June 28, 2019, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, and Moderately Conservative Allocation Portfolio used treasury options to manage the duration of the Portfolio versus the benchmark. Options on mortgage backed securities were used to generate income and/or to manage the duration of the Portfolio.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the six months ended June 28, 2019, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Government Bond Portfolio, Income Portfolio, International Allocation Portfolio, Limited Maturity Bond Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Multidimensional Income Portfolio, and Opportunity Income Plus Portfolio used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.

During the six months ended June 28, 2019, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Global Stock Portfolio, International Allocation Portfolio, Large Cap Index Portfolio, Low Volatility Equity Portfolio, Mid Cap Index Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Opportunity Income Plus Portfolio, and Small Cap Index Portfolio used equity futures to manage exposure to the equities market.

During the six months ended June 28, 2019, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Global Stock Portfolio, International Allocation Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, and Moderately Conservative Allocation Portfolio used foreign exchange futures to hedge currency risk.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

During the six months ended June 28, 2019, Partner Healthcare Portfolio used foreign currency forward contracts in order to hedge unwanted currency exposure.

During the six months ended June 28, 2019, International Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (“CDS”) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the six months ended June 28, 2019, High Yield Portfolio, Income Portfolio, International Allocation Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, and Moderately Conservative Allocation Portfolio used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the fund.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Total Return Swaps – A total return swap is a swap agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty. The Portfolios may take a “long” or “short” position with respect to the underlying referenced asset.

During the six months ended June 28, 2019, International Allocation Portfolio used total return swaps to achieve exposure to foreign equity markets where liquidity and/or access is limited.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Partner Healthcare
Exchange Contracts	147,308	—	147,308	88,875	—	—	58,433	(*)

(*)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged(**)	Net Amount
Aggressive Allocation
Securities Lending	17,912,925	—	17,912,925	17,809,087	—	—	103,838	(^)
Balanced Income Plus
Securities Lending	3,047,562	—	3,047,562	2,959,155	—	—	88,407	(^)
Diversified Income Plus
Securities Lending	3,637,795	—	3,637,795	3,518,837	—	—	118,958	(^)
Global Stock
Securities Lending	9,597,720	—	9,597,720	8,728,955	—	—	868,765	(^)
High Yield
Securities Lending	40,199,752	—	40,199,752	38,497,270	—	—	1,702,482	(^)
Income
Securities Lending	4,150,458	—	4,150,458	4,013,712	—	—	136,746	(^)
International Allocation
Securities Lending	20,967,225	—	20,967,225	19,965,047	—	—	1,002,178	(^)
Large Cap Index
Securities Lending	1,470,375	—	1,470,375	1,463,092	—	—	7,283	(^)
Low Volatility Equity
Securities Lending	477,527	—	477,527	456,230	—	—	21,297	(^)
Mid Cap Index
Securities Lending	6,435,466	—	6,435,466	6,366,023	—	—	69,443	(^)
Mid Cap Stock
Securities Lending	17,572,650	—	17,572,650	17,340,970	—	—	231,680	(^)
Moderate Allocation
Securities Lending	42,609,410	—	42,609,410	42,100,193	—	—	509,217	(^)
Moderately Aggressive Allocation
Securities Lending	39,666,812	—	39,666,812	39,360,660	—	—	306,152	(^)
Moderately Conservative Allocation
Securities Lending	16,326,292	—	16,326,292	16,123,650	—	—	202,642	(^)
Opportunity Income Plus
Securities Lending	463,445	—	463,445	446,620	—	—	16,825	(^)
Partner Healthcare
Exchange Contracts	133,686	—	133,686	88,875	—	—	44,811	(#)
Small Cap Index
Securities Lending	12,817,670	—	12,817,670	12,637,750	—	—	179,920	(^)
Small Cap Stock
Securities Lending	30,305,780	—	30,305,780	30,202,434	—	—	103,346	(^)

(**)	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
(#)	Net exchange contract amounts represent the net amount payable to the counterparty in the event of a default.

Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage dollar rolls. The value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”). The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money. Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred. However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of June 28, 2019, the value of securities on loan is as follows:

Portfolio	Securities on Loan
Aggressive Allocation	$17,809,087
Balanced Income Plus	2,959,155
Diversified Income Plus	3,518,837
Global Stock	8,728,955
High Yield	38,497,270
Income	4,013,712
International Allocation	19,965,047
Large Cap Index	1,463,092
Low Volatility Equity	456,230
Mid Cap Index	6,366,023
Mid Cap Stock	17,340,970
Moderate Allocation	42,100,193
Moderately Aggressive Allocation	39,360,660
Moderately Conservative Allocation	16,123,650
Opportunity Income Plus	446,620
Small Cap Index	12,637,750
Small Cap Stock	30,202,434

When-Issued and Delayed Delivery Transactions – Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (“TIPS”). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 28, 2019, none of the Portfolios engaged in this type of investment.

Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 28, 2019, none of the Portfolios engaged in these types of transactions.

Stripped Securities – Certain Portfolios may invest in interest only and principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to Interreceive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments. During the period ended June 28, 2019, none of the Portfolios engaged in these types of investments.

Loss Contingencies – Thrivent Balanced Income Plus Portfolio (formerly known as Thrivent Balanced Portfolio) and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district court has dismissed the claims, but the dismissals are on appeal. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Thrivent Opportunity Income Plus Portfolio (formerly known as Mortgage Securities Portfolio) was obligated to pay $133,203 to Lehman Brothers and entitled to receive $71,563 from Lehman Brothers as of October 14, 2008. Because of the collapse of Lehman Brothers, the securities and obligations remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity Income Plus Portfolio could be required to pay all or a portion of the $133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability with the $71,563 owed to the Portfolio by Lehman Brothers at the time of its bankruptcy. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Litigation – Awards from class action litigation are recorded as a reduction of cost if the Portfolio still owns the applicable securities on the payment date. If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Bank Loans (Leveraged Loans) – Certain Portfolios may invest in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade. A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks. Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Portfolio to make additional investments. Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered Rate (“LIBOR”), plus a premium. Income is recorded daily on bank loan securities. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan. This commitment fee is accrued as income over the term of the bank loan. A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan. Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.

Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Small Cap Growth Portfolio are costs incurred by the Portfolio in order to establish it for sale. These costs generally include any legal costs associated with registering the Portfolios. These costs are amortized over a period of 12 months from inception.

Line of Credit – Each Portfolio (with the exception of Money Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the “line of credit”) issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%. Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing. Each participating Portfolio pays a commitment fee in proportion to their respective net assets. The Portfolios had no borrowings during the period ended June 28, 2019.

Recent Accounting Pronouncements –

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has adopted the amendments as of the beginning of the fiscal period. The adoption of ASU no. 2017-08 had no impact to the financial statement amounts and footnote disclosures for all Portfolios, with the exception of Multidimensional Income Portfolio. A cumulative-effect adjustment as of January 1, 2019 in the amount of $24,400 (approximately 12 basis points of June 28, 2019 net assets) has been processed in the financial statements and summary schedule of investments of Multidimensional Income Portfolio.

Fair Value Measurement (Topic 820)

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13 Fair Value Measurement (Topic 820). ASU No. 2018-13 updates the disclosure requirements on fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M-Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Aggressive Allocation	0.700%	0.700%	0.700%	0.675%	0.650%
Moderate Allocation	0.650%	0.625%	0.600%	0.575%	0.550%
Moderately Aggressive Allocation	0.700%	0.675%	0.650%	0.625%	0.600%
Moderately Conservative Allocation	0.600%	0.575%	0.550%	0.525%	0.500%

Portfolio (M-Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $250M	Over $250M
Low Volatility Equity	0.600%	0.600%	0.500%	0.500%
Multidimensional Income	0.550%	0.550%	0.500%	0.500%
Partner Healthcare	0.900%	0.850%	0.800%	0.750%

Portfolio (M-Millions)	$0 to $250M	Over $250 to $500M	Over $500 to $1,000M	Over $1,000 to $1,500M	Over $1,500M
All Cap (until 4/29/2019)	0.650%	0.650%	0.600%	0.600%	0.600%
All Cap (effective 4/30/2019)	0.550%	0.500%	0.500%	0.500%	0.500%
International Allocation (until 4/29/2019)	0.850%	0.800%	0.800%	0.775%	0.750%
International Allocation (effective 4/30/2019)	0.700%	0.650%	0.650%	0.625%	0.600%

Portfolio (M-Millions)	$0 to $50M	Over $50 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $1,500M	Over $1,500 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Global Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Government Bond	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Large Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Mid Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Money Market	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Opportunity Income Plus	0.500%	0.500%	0.500%	0.500%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Partner Emerging Markets Equity	1.000%	0.950%	0.950%	0.950%	0.950%	0.950%	0.950%	0.950%	0.950%	0.950%	0.950%
Partner Growth Stock	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Real Estate Securities	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Small Cap Growth	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Small Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio. The amounts listed as subadviser fees in the Statement of Operations is the portion of the investment advisory fee that is paid to the subadviser. The amount listed as adviser fees in the Statement of Operations is the portion of the investment advisory fee that is retained by the investment adviser.

All Cap Portfolio (formerly known as Partner All Cap Portfolio)

Effective April 30, 2019, the Adviser has terminated the subadvisory agreement with FIAM, LLC (“FIAM”) for the performance of subadvisory services. FIAM is a wholly owned subsidiary of Fidelity Management & Research Corporation. Until April 30, 2019, the fee payable to FIAM was equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

International Allocation Portfolio (formerly known as Partner Worldwide Allocation Portfolio)

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services.

The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million. International Allocation Fund (formerly known as Partner Worldwide Allocation Fund, and presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.

Effective April 30, 2019, the Adviser terminated the subadvisory agreements with Principal Global Investors, LLC (“Principal”). Until April 30, 2019, the fee payable to Principal was equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. International Allocation Fund was included in determining breakpoints for the assets managed by Principal.

Effective April 30, 2019, the Adviser terminated the subadvisory agreements with Aberdeen Asset Managers Limited (“Aberdeen”) for management of the International Allocation Portfolio and International Allocation Fund. Until April 30, 2019, the fee payable for Aberdeen was equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Partner Emerging Markets Equity Portfolio (also a series of Thrivent Series Fund, Inc.), Partner Emerging Markets Equity Fund and International Allocation Fund were included in determining breakpoints for the assets managed by Aberdeen. Partner Emerging Markets Equity Fund and International Allocation Fund are presented under a separate shareholder report.

Effective April 30, 2019, the Adviser terminated the subadvisory agreement with GSAM for management of the emerging markets debt portion of International Allocation Portfolio. Until April 30, 2019, the fee payable to GSAM for managing the emerging markets debt portion was equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. International Allocation Fund was included in determining breakpoints for the assets managed by GSAM.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Until April 30, 2019, International Allocation Portfolio, Partner Emerging Markets Equity Fund and International Allocation Fund were included in determining breakpoints for the assets managed by Aberdeen. Effective April 30, 2019, the Adviser terminated the subadvisory agreements with Aberdeen for management of the International Allocation Fund and International Allocation Portfolio. Effective April 30, 2019, Partner Emerging Markets Equity Portfolio and Partner Emerging Markets Equity Fund are included in determining breakpoints for the assets managed by Aberdeen. Partner Emerging Markets Equity Fund and International Allocation Fund are presented under a separate shareholder report.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with BlackRock Investment Management, LLC. for the performance of subadvisory services. The fee payable to BlackRock is equal to 0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.

Expense Reimbursements – For the period ended June 28, 2019, voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Partner Healthcare	0.05%	4/30/2020

For the period ended June 28, 2019, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Low Volatility Equity	0.80%	4/30/2020
Multidimensional Income	0.95%	4/30/2020
Partner Emerging Markets Equity	1.20%	4/30/2020
Small Cap Growth	0.97%	4/30/2020

Expense reimbursements are accrued daily and paid by Thrivent Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.

Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April 30, 2020, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolios and the Adviser. For the period ended June 28, 2019, the following expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Aggressive Allocation	0.18%	4/30/2020
Moderate Allocation	0.17%	4/30/2020
Moderately Aggressive Allocation	0.21%	4/30/2020
Moderately Conservative Allocation	0.13%	4/30/2020

Subject to certain limitations, all Portfolios in the Fund except for Money Market Portfolio may invest cash in other Portfolios in the Fund, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.

Other Expenses – The Fund has entered into an accounting and administrative services agreement with Thrivent Financial to provide certain accounting and administrative personnel and services to the Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial. These fees are accrued daily and paid monthly. For the six months ended June 28, 2019, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $4,532,133 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund, except for Money Market Portfolio as it is not eligible for the deferred plan. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate Portfolio until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $477,653 in fees from the Fund for the six months ended June 28, 2019. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance. Effective June 30, 2019, Thrivent Life has been dissolved and the contract obligations of Thrivent Life have been assumed by Thrivent Financial.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Acquired Fund Fees and Expenses – Some Portfolios invest in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these funds. This contractual provision may be terminated upon the mutual agreement between the Directors of the Fund and the Adviser.

Interfund Lending – The Portfolios may participate in an interfund lending program (the “Program”) pursuant to an exemptive order issued by the SEC. The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund. Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program. Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan. For the period ended June 28, 2019, none of the Portfolios borrowed cash through the Program.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 28, 2019, the tax-basis balance has not yet been determined.

At December 31, 2018, the following Portfolios had accumulated net realized capital loss carryovers as follows:

Portfolio	Capital Loss Carryover	Expiration
Government Bond	$4,167,518	Unlimited
High Yield	30,219,406	Unlimited
Income	10,666,378	Unlimited
Limited Maturity Bond	2,183,314	Unlimited
Money Market	3,138	Unlimited
Opportunity Income Plus	2,638,240	Unlimited
Partner Emerging Markets Equity	6,385,985	Unlimited
Real Estate Securities	2,901,926	Unlimited
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

(5) SECURITY TRANSACTIONS

Purchases and Sales of Investment Securities – For the six months ended June 28, 2019, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$209,937	$189,535
All Cap	113,584	116,260
Balanced Income Plus	98,780	91,281
Diversified Income Plus	158,223	149,956
Global Stock	242,482	272,800
Government Bond	4,865	9,437
High Yield	193,096	160,703
Income	226,800	258,288
International Allocation	967,603	1,179,981
Large Cap Growth	476,236	514,113
Large Cap Index	27,646	11,007
Large Cap Value	101,567	82,409
Limited Maturity Bond	167,972	255,164
Low Volatility Equity	10,957	6,895
Mid Cap Index	38,032	27,691
Mid Cap Stock	307,572	299,825
Moderate Allocation	1,235,278	1,406,705
Moderately Aggressive Allocation	931,457	854,694
Moderately Conservative Allocation	477,620	675,545
Multidimensional Income	3,785	3,887
Opportunity Income Plus	31,241	28,029
Partner Emerging Markets Equity	9,233	12,258
Partner Growth Stock	29,239	28,656
Partner Healthcare	58,090	52,079
Real Estate Securities	19,281	19,932
Small Cap Growth	7,503	2,642
Small Cap Index	122,961	86,477
Small Cap Stock	131,993	149,297

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$171,236	$146,288
Balanced Income Plus	140,493	139,795
Diversified Income Plus	404,588	383,257
Government Bond	305,084	299,719
Income	482,323	453,990
International Allocation	7,391	9,974
Limited Maturity Bond	288,909	209,125
Moderate Allocation	5,561,804	5,274,889
Moderately Aggressive Allocation	2,048,664	1,965,149
Moderately Conservative Allocation	3,990,637	3,819,905
Multidimensional Income	6,457	5,731
Opportunity Income Plus	138,377	129,893

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Investments in Restricted Securities – Certain Portfolios may own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2019, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Balanced Income Plus	1	0.06%
High Yield	2	0.05%
Opportunity Income Plus	1	0.12%

The Portfolios have no right to require registration of unregistered securities.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios or affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

During the period ended June 28, 2019, the following Portfolios engaged in purchase transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Purchase Amount
Mid Cap Index	10,434,136

During the period ended June 28, 2019, the following Portfolios engaged in sale transactions that complied with Rule 17a-7 of the 1940 Act.

Portfolio	Sales Proceeds	Realized Gain/(Loss)
Mid Cap Index	3,521,170	(700,007)
Small Cap Index	5,995,968	3,472,319

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life, separate accounts of other insurance companies not affiliated with Thrivent Financial, and other Portfolios. Effective June 30, 2019, Thrivent Life has been dissolved and the contract obligations of Thrivent Life have been assumed by Thrivent Financial.

As of June 28, 2019, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	300,000,000	$0.01
All Cap	100,000,000	0.01
Balanced Income Plus	200,000,000	0.01
Diversified Income Plus	300,000,000	0.01
Global Stock	300,000,000	0.01
Government Bond	100,000,000	0.01
High Yield	500,000,000	0.01
Income	500,000,000	0.01
International Allocation	500,000,000	0.01
Large Cap Growth	200,000,000	0.01
Large Cap Index	100,000,000	0.01
Large Cap Value	300,000,000	0.01
Limited Maturity Bond	300,000,000	0.01
Low Volatility Equity	100,000,000	0.01
Mid Cap Index	100,000,000	0.01
Mid Cap Stock	300,000,000	0.01
Moderate Allocation	1,700,000,000	0.01
Moderately Aggressive Allocation	1,100,000,000	0.01
Moderately Conservative Allocation	1,000,000,000	0.01
Money Market	1,000,000,000	0.01
Multidimensional Income	100,000,000	0.01
Opportunity Income Plus	100,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Partner Growth Stock	100,000,000	0.01
Partner Healthcare	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Small Cap Growth	100,000,000	0.01
Small Cap Index	100,000,000	0.01
Small Cap Stock	200,000,000	0.01

(8) SUBSEQUENT EVENTS

The Adviser of the Portfolios has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(9) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of June 28, 2019, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.

Portfolio	Sector	% Total Net Assets
Government Bond Portfolio	Mortgage-Backed	29.6%
Government Bond Portfolio	U.S. Govt. Agencies	37.2%
Income Portfolio	Financials	27.4%
Large Cap Growth Portfolio	Information Technology	34.6%
Limited Maturity Bond Portfolio	Asset-Backed	27.4%
Partner Emerging Markets Portfolio	Financials	26.9%
Partner Growth Stock Portfolio	Information Technology	26.5%
Small Cap Growth Portfolio	Information Technology	28.9%

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(10) SIGNIFICANT RISKS

Allocation Risk – The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Business Development Company (“BDC”) Risk – The value of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Portfolio may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.

Closed-End Fund (“CEF”) Risk – Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of “illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/ or be downgraded; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.

Credit Risk – Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.

Derivatives Risk – The use of derivatives (such as credit default swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Emerging Markets Risk – The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.

Equity Security Risk – Equity securities held by the Portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

ETF Risk – An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Financial Sector Risk – To the extent that the financials sector continues to represent a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Foreign Currency Risk – The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk – Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk – The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Government Securities Risk – The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Growth Investing Risk – Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Healthcare Industry Risk – As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

High Yield Risk – High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.

Inflation-Linked Security Risk – Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Interest Rate Risk – Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Investment Adviser Risk – The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Investment in Other Investment Companies Risk – Investing in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Portfolio to the risks of owning the underlying investments that the other investment company holds.

Issuer Risk – Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.

Large Cap Risk – Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraged Loan Risk – Leveraged loans (also known as bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.

Liquidity Risk – Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Market Risk – Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Master Limited Partnership (“MLP”) Risk – An investment in an MLP exposes the Portfolio to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. Due to the tax requirements for MLPs, the income of many MLPs comes from energy infrastructure. Risks inherent in the energy infrastructure business include: sustained declines in demand for crude oil, natural gas and refined petroleum products, construction risk, changes in the regulatory environment or other regulatory exposure, weather risk, risks associated with terrorist activity and interest rate risk.

Mid Cap Risk – Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Money Market Fund Risk – You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Mortgage-Backed and Other Asset-Backed Securities Risk – The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Multi-Manager Risk – The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a

Portfolio’s realization of capital gains – It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Non-Diversified Risk – The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.

Other Funds Risk – The performance of the Portfolio is dependent, in part, upon the performance of other funds managed by the Adviser or an affiliate (“Other Funds”) in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the Other Funds.

Portfolio Turnover Rate Risk – The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.

Preferred Securities Risk – There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Quantitative Investing Risk – The risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio.

Real Estate Industry Risk – To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (“REIT”) Risk – REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Redemption Risk – The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Portfolio generally does not have the ability to impose liquidity fees or temporarily suspend redemptions, the payment of redemption proceeds could be delayed or denied if the Portfolio is liquidated, to the extent permitted by applicable regulations.

Small Cap Risk – Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Sovereign Debt Risk – Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Technology-Oriented Companies Risk – Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Value Investing Risk – Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2019 (unaudited)	$15.18	$0.10	$2.41	$2.51	$(0.23)	$(1.18)
Year Ended 12/31/2018	17.51	0.18	(1.19)	(1.01)	(0.12)	(1.20)
Year Ended 12/31/2017	14.58	0.11	3.02	3.13	(0.12)	(0.08)
Year Ended 12/31/2016	14.19	0.12	1.19	1.31	(0.14)	(0.78)
Year Ended 12/31/2015	15.44	0.10	(0.13)	(0.03)	(0.16)	(1.06)
Year Ended 12/31/2014	15.04	0.10	0.80	0.90	(0.07)	(0.43)
ALL CAP PORTFOLIO
Period Ended 6/28/2019 (unaudited)	13.24	0.06	2.69	2.75	(0.10)	(0.63)
Year Ended 12/31/2018	15.54	0.10	(1.54)	(1.44)	(0.08)	(0.78)
Year Ended 12/31/2017	12.99	0.08	2.54	2.62	(0.07)	—
Year Ended 12/31/2016	12.94	0.07	0.61	0.68	(0.04)	(0.59)
Year Ended 12/31/2015	14.18	0.04	0.33	0.37	(0.05)	(1.56)
Year Ended 12/31/2014	12.71	0.06	1.49	1.55	(0.08)	—
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/28/2019 (unaudited)	14.07	0.25	1.32	1.57	(0.45)	(0.84)
Year Ended 12/31/2018	15.37	0.43	(1.15)	(0.72)	(0.38)	(0.20)
Year Ended 12/31/2017	14.09	0.37	1.26	1.63	(0.35)	—
Year Ended 12/31/2016	14.03	0.37	0.57	0.94	(0.37)	(0.51)
Year Ended 12/31/2015	14.87	0.38	(0.38)	0.00	(0.32)	(0.52)
Year Ended 12/31/2014	17.28	0.33	0.67	1.00	(0.28)	(3.13)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/28/2019 (unaudited)	7.76	0.14	0.59	0.73	(0.30)	(0.20)
Year Ended 12/31/2018	8.23	0.28	(0.50)	(0.22)	(0.25)	—
Year Ended 12/31/2017	7.76	0.24	0.48	0.72	(0.25)	—
Year Ended 12/31/2016	7.53	0.25	0.27	0.52	(0.27)	(0.02)
Year Ended 12/31/2015	7.94	0.25	(0.24)	0.01	(0.26)	(0.16)
Year Ended 12/31/2014	7.84	0.26	0.08	0.34	(0.24)	—
GLOBAL STOCK PORTFOLIO
Period Ended 6/28/2019 (unaudited)	12.26	0.12	1.69	1.81	(0.20)	(0.81)
Year Ended 12/31/2018	14.37	0.21	(1.29)	(1.08)	(0.18)	(0.85)
Year Ended 12/31/2017	12.10	0.17	2.35	2.52	(0.17)	(0.08)
Year Ended 12/31/2016	11.63	0.16	0.46	0.62	(0.15)	—
Year Ended 12/31/2015	12.33	0.15	0.25	0.40	(0.15)	(0.95)
Year Ended 12/31/2014	11.81	0.15	0.48	0.63	(0.11)	—
GOVERNMENT BOND PORTFOLIO
Period Ended 6/28/2019 (unaudited)	10.71	0.12	0.36	0.48	(0.12)	—
Year Ended 12/31/2018	10.95	0.26	(0.24)	0.02	(0.26)	—
Year Ended 12/31/2017	10.85	0.22	0.10	0.32	(0.22)	—
Year Ended 12/31/2016	10.89	0.19	(0.02)	0.17	(0.19)	(0.02)
Year Ended 12/31/2015	11.00	0.20	(0.11)	0.09	(0.20)	—
Year Ended 12/31/2014	10.56	0.24	0.44	0.68	(0.24)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year
***	Total return reflects increase from payments by affiliates. Excluding this reimbursement, total return would have been 21.05%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
	Net Asset			Net Assets, End	Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**		Portfolio
Total Distributions	Value, End of Period	Total Return(b)		of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Turnover Rate

$(1.41)	$16.28	16.69%		$1,468.6	0.56%	1.37%	0.74%	1.19%	27%
(1.32)	15.18	(6.46)%		1,258.3	0.55%	1.09%	0.74%	0.90%	58%
(0.20)	17.51	21.51%		1,312.5	0.58%	0.69%	0.79%	0.48%	63%
(0.92)	14.58	10.11%		1,063.4	0.58%	0.89%	0.79%	0.68%	65%
(1.22)	14.19	(0.45)%		967.6	0.57%	0.73%	0.64%	0.65%	60%
(0.50)	15.44	6.02%		904.9	0.50%	0.70%	0.50%	0.70%	58%

(0.73)	15.26	20.85%		114.9	0.78%	0.81%	0.78%	0.81%	106%
(0.86)	13.24	(9.89)%		96.9	0.79%	0.67%	0.79%	0.67%	53%
(0.07)	15.54	20.24%		111.4	0.81%	0.57%	0.81%	0.57%	51%
(0.63)	12.99	5.77%		94.9	0.87%	0.60%	1.14%	0.33%	64%
(1.61)	12.94	2.26%		86.2	0.92%	0.36%	1.16%	0.12%	72%
(0.08)	14.18	12.26%		69.5	0.95%	0.48%	1.18%	0.25%	105%

(1.29)	14.35	11.20%		423.0	0.64%	3.55%	0.64%	3.55%	59%
(0.58)	14.07	(4.87)%		385.9	0.64%	2.89%	0.64%	2.89%	147%
(0.35)	15.37	11.67%		402.0	0.65%	2.60%	0.65%	2.60%	151%
(0.88)	14.09	7.06%		355.4	0.66%	2.86%	0.66%	2.86%	140%
(0.84)	14.03	(0.14)%		313.1	0.66%	2.77%	0.66%	2.77%	147%
(3.41)	14.87	6.07%		303.0	0.64%	2.38%	0.64%	2.38%	111%

(0.50)	7.99	9.29%		762.8	0.46%	3.78%	0.46%	3.78%	77%
(0.25)	7.76	(2.70)%		686.2	0.46%	3.60%	0.46%	3.60%	155%
(0.25)	8.23	9.35%		676.7	0.47%	3.29%	0.47%	3.29%	146%
(0.29)	7.76	7.08%		562.8	0.48%	3.61%	0.48%	3.61%	103%
(0.42)	7.53	0.08%		479.6	0.49%	3.65%	0.49%	3.65%	113%
(0.24)	7.94	4.27%		437.3	0.48%	3.84%	0.48%	3.84%	136%

(1.01)	13.06	14.87%		1,120.5	0.64%	1.97%	0.64%	1.97%	25%
(1.03)	12.26	(8.33)%		983.5	0.64%	1.51%	0.64%	1.51%	55%
(0.25)	14.37	21.15	%***	1,085.2	0.66%	1.31%	0.66%	1.31%	59%
(0.15)	12.10	5.42%		905.4	0.67%	1.41%	0.67%	1.41%	66%
(1.10)	11.63	3.11%		878.9	0.67%	1.26%	0.67%	1.26%	57%
(0.11)	12.33	5.29%		834.5	0.67%	1.21%	0.67%	1.21%	64%

(0.12)	11.07	4.63%		183.4	0.46%	2.31%	0.46%	2.31%	173%
(0.26)	10.71	0.18%		179.6	0.45%	2.41%	0.45%	2.41%	388%
(0.22)	10.95	2.96%		199.4	0.45%	2.01%	0.45%	2.01%	422%
(0.21)	10.85	1.49%		194.9	0.46%	1.69%	0.46%	1.69%	349%
(0.20)	10.89	0.80%		157.3	0.47%	1.78%	0.47%	1.78%	372%
(0.24)	11.00	6.52%		150.0	0.47%	2.22%	0.47%	2.22%	407%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
HIGH YIELD PORTFOLIO
Period Ended 6/28/2019 (unaudited)	$4.43	$0.13		$0.32	$0.45	$(0.13)	$—
Year Ended 12/31/2018	4.86	0.27		(0.43)	(0.16)	(0.27)	—
Year Ended 12/31/2017	4.77	0.27		0.08	0.35	(0.26)	—
Year Ended 12/31/2016	4.48	0.26		0.29	0.55	(0.26)	—
Year Ended 12/31/2015	4.87	0.28		(0.39)	(0.11)	(0.28)	—
Year Ended 12/31/2014	5.07	0.30		(0.20)	0.10	(0.30)	—
INCOME PORTFOLIO
Period Ended 6/28/2019 (unaudited)	9.65	0.18		0.73	0.91	(0.18)	—
Year Ended 12/31/2018	10.33	0.36		(0.60)	(0.24)	(0.36)	(0.08)
Year Ended 12/31/2017	10.07	0.34		0.28	0.62	(0.34)	(0.02)
Year Ended 12/31/2016	9.83	0.35		0.25	0.60	(0.35)	(0.01)
Year Ended 12/31/2015	10.50	0.38		(0.44)	(0.06)	(0.38)	(0.23)
Year Ended 12/31/2014	10.34	0.40		0.29	0.69	(0.40)	(0.13)
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/28/2019 (unaudited)	8.79	0.15		1.03	1.18	(0.23)	(0.08)
Year Ended 12/31/2018	11.02	0.25		(1.88)	(1.63)	(0.29)	(0.31)
Year Ended 12/31/2017	9.09	0.23		1.92	2.15	(0.22)	—
Year Ended 12/31/2016	9.00	0.21		0.08	0.29	(0.20)	—
Year Ended 12/31/2015	9.30	0.19		(0.25)	(0.06)	(0.24)	—
Year Ended 12/31/2014	10.02	0.22		(0.74)	(0.52)	(0.20)	—
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/28/2019 (unaudited)	34.75	0.07		7.10	7.17	0.00	(4.73)
Year Ended 12/31/2018	35.51	0.15		0.89	1.04	(0.15)	(1.65)
Year Ended 12/31/2017	27.65	0.13		7.86	7.99	(0.12)	(0.01)
Year Ended 12/31/2016	30.90	0.16		(0.80)	(0.64)	(0.15)	(2.46)
Year Ended 12/31/2015	28.08	0.12		2.83	2.95	(0.13)	—
Year Ended 12/31/2014	25.46	0.16		2.63	2.79	(0.17)	—
LARGE CAP INDEX PORTFOLIO
Period Ended 6/28/2019 (unaudited)	34.52	0.34		6.00	6.34	(0.63)	(0.22)
Year Ended 12/31/2018	36.96	0.63		(2.28)	(1.65)	(0.55)	(0.24)
Year Ended 12/31/2017	31.04	0.53		6.06	6.59	(0.46)	(0.21)
Year Ended 12/31/2016	28.54	0.47		2.78	3.25	(0.56)	(0.19)
Year Ended 12/31/2015	28.75	0.57	***	(0.25)	0.32	(0.39)	(0.14)
Year Ended 12/31/2014	25.80	0.44		2.96	3.40	(0.39)	(0.06)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/28/2019 (unaudited)	16.42	0.16		2.21	2.37	(0.29)	(0.84)
Year Ended 12/31/2018	18.97	0.30		(1.87)	(1.57)	(0.25)	(0.73)
Year Ended 12/31/2017	16.84	0.27		2.61	2.88	(0.25)	(0.50)
Year Ended 12/31/2016	15.52	0.25		2.25	2.50	(0.22)	(0.96)
Year Ended 12/31/2015	16.79	0.23		(0.79)	(0.56)	(0.22)	(0.49)
Year Ended 12/31/2014	15.58	0.22		1.19	1.41	(0.20)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year
***	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
	Net Asset		Net Assets, End	Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**		Portfolio
Total Distributions	Value, End of Period	Total Return(b)	of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Turnover Rate

$(0.13)	$4.75	10.23%	$867.1	0.44%	5.69%	0.44%	5.69%	20%
(0.27)	4.43	(3.39)%	796.3	0.44%	5.77%	0.44%	5.77%	36%
(0.26)	4.86	7.55%	849.3	0.45%	5.54%	0.45%	5.54%	50%
(0.26)	4.77	12.78%	791.1	0.45%	5.65%	0.45%	5.65%	38%
(0.28)	4.48	(2.69)%	712.1	0.45%	5.73%	0.45%	5.73%	38%
(0.30)	4.87	1.96%	855.8	0.44%	5.86%	0.44%	5.86%	42%

(0.18)	10.38	9.48%	1,599.5	0.44%	3.57%	0.44%	3.57%	49%
(0.44)	9.65	(2.33)%	1,460.4	0.44%	3.66%	0.44%	3.66%	108%
(0.36)	10.33	6.29%	1,519.7	0.44%	3.34%	0.44%	3.34%	105%
(0.36)	10.07	6.09%	1,427.4	0.44%	3.44%	0.44%	3.44%	109%
(0.61)	9.83	(0.68)%	1,336.0	0.44%	3.69%	0.44%	3.69%	92%
(0.53)	10.50	6.68%	1,392.3	0.44%	3.77%	0.44%	3.77%	87%

(0.31)	9.66	13.37%	1,825.4	0.82%	3.24%	0.82%	3.24%	61%
(0.60)	8.79	(15.39)%	1,622.7	0.86%	2.35%	0.86%	2.35%	75%
(0.22)	11.02	23.84%	2,066.3	0.87%	2.24%	0.91%	2.20%	88%
(0.20)	9.09	3.35%	1,654.7	0.92%	2.40%	0.92%	2.40%	114%
(0.24)	9.00	(0.78)%	1,605.6	0.92%	2.06%	0.92%	2.06%	76%
(0.20)	9.30	(5.35)%	1,607.3	0.91%	2.24%	0.91%	2.24%	78%

(4.73)	37.19	20.81%	1,400.6	0.44%	0.41%	0.44%	0.41%	36%
(1.80)	34.75	2.51%	1,181.8	0.43%	0.38%	0.43%	0.38%	65%
(0.13)	35.51	28.93%	1,195.6	0.44%	0.38%	0.44%	0.38%	59%
(2.61)	27.65	(1.48)%	1,003.1	0.44%	0.55%	0.44%	0.55%	68%
(0.13)	30.90	10.48%	1,109.7	0.44%	0.41%	0.44%	0.41%	68%
(0.17)	28.08	10.99%	1,004.5	0.44%	0.54%	0.44%	0.54%	43%

(0.85)	40.01	18.37%	1,108.8	0.24%	1.86%	0.24%	1.86%	1%
(0.79)	34.52	(4.61)%	931.4	0.24%	1.73%	0.24%	1.73%	4%
(0.67)	36.96	21.46%	944.6	0.25%	1.79%	0.25%	1.79%	3%
(0.75)	31.04	11.68%	691.3	0.25%	1.96%	0.25%	1.96%	3%
(0.53)	28.54	1.12%	521.2	0.26%	2.26%	0.26%	2.26%	3%
(0.45)	28.75	13.25%	450.4	0.39%	1.65%	0.39%	1.65%	3%

(1.13)	17.66	14.50%	1,632.7	0.63%	1.95%	0.63%	1.95%	5%
(0.98)	16.42	(8.69)%	1,427.2	0.63%	1.61%	0.63%	1.61%	23%
(0.75)	18.97	17.65%	1,572.7	0.64%	1.53%	0.64%	1.53%	18%
(1.18)	16.84	17.44%	1,348.8	0.64%	1.70%	0.64%	1.70%	22%
(0.71)	15.52	(3.53)%	1,147.0	0.64%	1.44%	0.64%	1.44%	34%
(0.20)	16.79	9.03%	1,205.0	0.64%	1.34%	0.64%	1.34%	20%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/28/2019 (unaudited)	$9.72	$0.13	$0.20	$0.33	$(0.13)	$—
Year Ended 12/31/2018	9.87	0.24	(0.15)	0.09	(0.24)	—
Year Ended 12/31/2017	9.81	0.19	0.06	0.25	(0.19)	—
Year Ended 12/31/2016	9.72	0.19	0.09	0.28	(0.19)	—
Year Ended 12/31/2015	9.81	0.17	(0.10)	0.07	(0.16)	—
Year Ended 12/31/2014	9.82	0.17	(0.01)	0.16	(0.17)	—
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/28/2019 (unaudited)	10.56	0.10	1.46	1.56	(0.13)	(0.02)
Year Ended 12/31/2018	10.89	0.15	(0.46)	(0.31)	0.00	(0.02)
Year Ended 12/31/2017 (c)	10.00	0.07	0.94	1.01	(0.07)	(0.05)
MID CAP INDEX PORTFOLIO
Period Ended 6/28/2019 (unaudited)	15.92	0.11	2.69	2.80	(0.22)	(1.12)
Year Ended 12/31/2018	18.99	0.22	(2.20)	(1.98)	(0.20)	(0.89)
Year Ended 12/31/2017	17.07	0.18	2.47	2.65	(0.16)	(0.57)
Year Ended 12/31/2016	15.12	0.16	2.77	2.93	(0.14)	(0.84)
Year Ended 12/31/2015	16.35	0.15	(0.51)	(0.36)	(0.12)	(0.75)
Year Ended 12/31/2014	15.78	0.13	1.32	1.45	(0.12)	(0.76)
MID CAP STOCK PORTFOLIO
Period Ended 6/28/2019 (unaudited)	17.12	0.05	2.90	2.95	(0.12)	(1.83)
Year Ended 12/31/2018	20.82	0.12	(2.18)	(2.06)	(0.07)	(1.57)
Year Ended 12/31/2017	19.08	0.07	3.36	3.43	(0.07)	(1.62)
Year Ended 12/31/2016	16.73	0.07	4.23	4.30	(0.07)	(1.88)
Year Ended 12/31/2015	18.86	0.09	(0.06)	0.03	(0.11)	(2.05)
Year Ended 12/31/2014	17.66	0.11	1.98	2.09	(0.06)	(0.83)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/28/2019 (unaudited)	13.66	0.17	1.53	1.70	(0.35)	(0.61)
Year Ended 12/31/2018	15.07	0.31	(0.94)	(0.63)	(0.26)	(0.52)
Year Ended 12/31/2017	13.64	0.25	1.50	1.75	(0.24)	(0.08)
Year Ended 12/31/2016	13.09	0.24	0.88	1.12	(0.23)	(0.34)
Year Ended 12/31/2015	13.90	0.21	(0.26)	(0.05)	(0.21)	(0.55)
Year Ended 12/31/2014	13.63	0.18	0.62	0.80	(0.16)	(0.37)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2019 (unaudited)	14.50	0.15	2.00	2.15	(0.30)	(0.88)
Year Ended 12/31/2018	16.40	0.25	(1.15)	(0.90)	(0.21)	(0.79)
Year Ended 12/31/2017	14.32	0.20	2.18	2.38	(0.19)	(0.11)
Year Ended 12/31/2016	13.77	0.19	1.14	1.33	(0.20)	(0.58)
Year Ended 12/31/2015	14.72	0.17	(0.26)	(0.09)	(0.19)	(0.67)
Year Ended 12/31/2014	14.37	0.16	0.71	0.87	(0.13)	(0.39)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/28/2019 (unaudited)	12.62	0.17	1.16	1.33	(0.35)	(0.29)
Year Ended 12/31/2018	13.62	0.33	(0.76)	(0.43)	(0.28)	(0.29)
Year Ended 12/31/2017	12.78	0.27	0.93	1.20	(0.24)	(0.12)
Year Ended 12/31/2016	12.27	0.24	0.63	0.87	(0.22)	(0.14)
Year Ended 12/31/2015	12.89	0.20	(0.24)	(0.04)	(0.23)	(0.35)
Year Ended 12/31/2014	12.71	0.23	0.43	0.66	(0.20)	(0.28)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, April 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.13)	$9.92	3.32%	$922.9	0.44%	2.65%	0.44%	2.65%	52%
(0.24)	9.72	1.02%	901.2	0.44%	2.45%	0.44%	2.45%	66%
(0.19)	9.87	2.62%	905.9	0.45%	1.94%	0.45%	1.94%	64%
(0.19)	9.81	2.84%	884.1	0.45%	1.94%	0.45%	1.94%	59%
(0.16)	9.72	0.73%	823.9	0.44%	1.67%	0.44%	1.67%	73%
(0.17)	9.81	1.68%	1,018.3	0.44%	1.75%	0.44%	1.75%	102%

(0.15)	11.97	14.80%	29.6	0.80%	2.41%	1.29%	1.92%	28%
(0.02)	10.56	(2.90)%	21.9	0.80%	1.76%	1.48%	1.08%	52%
(0.12)	10.89	10.10%	10.4	0.80%	1.44%	3.20%	(0.96)%	35%

(1.34)	17.38	17.81%	456.3	0.26%	1.47%	0.26%	1.47%	7%
(1.09)	15.92	(11.28)%	379.4	0.26%	1.29%	0.26%	1.29%	19%
(0.73)	18.99	15.98%	395.2	0.27%	1.23%	0.27%	1.23%	18%
(0.98)	17.07	20.43%	287.7	0.30%	1.38%	0.30%	1.38%	19%
(0.87)	15.12	(2.52)%	180.2	0.32%	1.15%	0.32%	1.15%	19%
(0.88)	16.35	9.28%	145.1	0.47%	0.89%	0.47%	0.89%	13%

(1.95)	18.12	17.51%	1,813.2	0.67%	0.55%	0.67%	0.55%	18%
(1.64)	17.12	(10.96)%	1,550.3	0.67%	0.63%	0.67%	0.63%	31%
(1.69)	20.82	18.99%	1,763.3	0.67%	0.37%	0.67%	0.37%	30%
(1.95)	19.08	28.71%	1,491.9	0.68%	0.45%	0.68%	0.45%	23%
(2.16)	16.73	0.08%	1,194.6	0.69%	0.53%	0.70%	0.52%	77%
(0.89)	18.86	11.93%	752.6	0.71%	0.63%	0.71%	0.63%	37%

(0.96)	14.40	12.45%	10,215.5	0.45%	2.27%	0.62%	2.11%	70%
(0.78)	13.66	(4.44)%	9,344.9	0.45%	2.05%	0.62%	1.88%	134%
(0.32)	15.07	12.95%	10,195.6	0.45%	1.75%	0.62%	1.58%	155%
(0.57)	13.64	8.89%	9,261.4	0.46%	1.80%	0.62%	1.64%	159%
(0.76)	13.09	(0.56)%	8,657.3	0.46%	1.57%	0.51%	1.51%	153%
(0.53)	13.90	5.88%	8,607.8	0.44%	1.50%	0.44%	1.50%	134%

(1.18)	15.47	14.83%	6,517.3	0.47%	1.90%	0.68%	1.69%	46%
(1.00)	14.50	(5.90)%	5,799.2	0.46%	1.58%	0.68%	1.36%	91%
(0.30)	16.40	16.79%	6,183.5	0.46%	1.30%	0.69%	1.07%	104%
(0.78)	14.32	10.23%	5,325.7	0.47%	1.41%	0.69%	1.19%	106%
(0.86)	13.77	(0.75)%	4,898.1	0.47%	1.21%	0.55%	1.14%	91%
(0.52)	14.72	6.05%	4,775.0	0.45%	1.15%	0.45%	1.15%	88%

(0.64)	13.31	10.57%	5,191.2	0.46%	2.55%	0.59%	2.42%	92%
(0.57)	12.62	(3.30)%	4,813.2	0.46%	2.44%	0.59%	2.31%	180%
(0.36)	13.62	9.52%	5,138.4	0.47%	2.08%	0.59%	1.96%	207%
(0.36)	12.78	7.24%	4,695.1	0.47%	2.03%	0.59%	1.90%	211%
(0.58)	12.27	(0.46)%	4,100.1	0.46%	1.77%	0.50%	1.73%	198%
(0.48)	12.89	5.32%	3,679.4	0.44%	1.91%	0.44%	1.91%	182%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MONEY MARKET PORTFOLIO
Period Ended 6/28/2019 (unaudited)	$1.00	$0.01	$0.00	$0.01	$(0.01)	$—
Year Ended 12/31/2018	1.00	0.01	0.00	0.01	(0.01)	—
Year Ended 12/31/2017	1.00	0.01	0.00	0.01	(0.01)	—
Year Ended 12/31/2016	1.00	0.00	0.00	0.00	—	—
Year Ended 12/31/2015	1.00	0.00	0.00	0.00	—	—
Year Ended 12/31/2014	1.00	0.00	0.00	0.00	—	—
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/28/2019 (unaudited)	9.03	0.19	0.74	0.93	—	—
Year Ended 12/31/2018	10.08	0.44	(0.98)	(0.54)	(0.46)	(0.03)
Year Ended 12/31/2017 (c)	10.00	0.25	0.10	0.35	(0.25)	(0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/28/2019 (unaudited)	9.69	0.21	0.40	0.61	(0.21)	—
Year Ended 12/31/2018	10.20	0.40	(0.50)	(0.10)	(0.41)	—
Year Ended 12/31/2017	10.09	0.35	0.10	0.45	(0.34)	—
Year Ended 12/31/2016	9.81	0.34	0.28	0.62	(0.34)	—
Year Ended 12/31/2015	10.15	0.35	(0.35)	0.00	(0.34)	—
Year Ended 12/31/2014	10.15	0.35	0.00	0.35	(0.35)	—
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/28/2019 (unaudited)	12.13	0.10	1.68	1.78	(0.10)	—
Year Ended 12/31/2018	14.44	0.11	(2.25)	(2.14)	(0.17)	—
Year Ended 12/31/2017	11.39	0.18	2.96	3.14	(0.09)	—
Year Ended 12/31/2016	10.31	0.10	1.09	1.19	(0.11)	—
Year Ended 12/31/2015	12.08	0.12	(1.75)	(1.63)	(0.14)	—
Year Ended 12/31/2014	12.47	0.14	(0.41)	(0.27)	(0.12)	—
PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/28/2019 (unaudited)	22.14	0.03	4.51	4.54	(0.06)	(0.81)
Year Ended 12/31/2018	23.79	0.06	(0.21)	(0.15)	(0.03)	(1.47)
Year Ended 12/31/2017	18.01	0.03	6.00	6.03	(0.02)	(0.23)
Year Ended 12/31/2016	18.67	0.02	0.14	0.16	—	(0.82)
Year Ended 12/31/2015	18.72	(0.02)	1.93	1.91	—	(1.96)
Year Ended 12/31/2014	18.79	(0.03)	1.53	1.50	—	(1.57)
PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/28/2019 (unaudited)	19.19	0.06	2.06	2.12	(0.09)	0.00
Year Ended 12/31/2018	17.88	0.09	1.40	1.49	(0.18)	—
Year Ended 12/31/2017	15.01	0.04	2.88	2.92	(0.05)	—
Year Ended 12/31/2016	19.45	0.00	(3.02)	(3.02)	(0.75)	(0.67)
Year Ended 12/31/2015	19.70	0.78 ***	0.20	0.98	0.00	(1.23)
Year Ended 12/31/2014	16.84	0.01	3.98	3.99	—	(1.13)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, April 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year
***	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.76 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

			RATIOS/SUPPLEMENTAL DATA
		Net Asset		Net Assets, End	Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**		Portfolio
Return of Capital	Total Distributions	Value, End of Period	Total Return(b)	of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/(Loss)	Turnover Rate

$—	$(0.01)	$1.00	0.99%	$181.6	0.46%	2.00%	0.46%	2.00%	N/A
—	(0.01)	1.00	1.48%	178.0	0.46%	1.47%	0.46%	1.47%	N/A
—	(0.01)	1.00	0.50%	156.1	0.45%	0.49%	0.45%	0.49%	N/A
—	—	1.00	0.00%	191.9	0.45%	0.00%	0.46%	(0.02)%	N/A
—	—	1.00	0.00%	146.9	0.21%	0.00%	0.55%	(0.33)%	N/A
—	—	1.00	0.00%	126.4	0.18%	0.00%	0.53%	(0.35)%	N/A

—	—	9.96	10.21%	20.7	0.95%	4.17%	1.52%	3.59%	52%
(0.02)	(0.51)	9.03	(5.38)%	18.0	0.95%	4.29%	1.41%	3.83%	103%
(0.01)	(0.27)	10.08	3.51%	20.0	0.95%	3.56%	1.44%	3.07%	172%

—	(0.21)	10.09	6.29%	192.2	0.64%	4.25%	0.64%	4.25%	89%
—	(0.41)	9.69	(1.03)%	172.8	0.63%	4.05%	0.63%	4.05%	186%
—	(0.34)	10.20	4.63%	176.8	0.65%	3.49%	0.65%	3.49%	218%
—	(0.34)	10.09	6.38%	140.4	0.69%	3.42%	0.69%	3.42%	202%
—	(0.34)	9.81	(0.03)%	99.7	0.73%	3.44%	0.73%	3.44%	184%
—	(0.35)	10.15	3.48%	71.8	0.76%	3.46%	0.79%	3.42%	140%

—	(0.10)	13.81	14.68%	92.3	1.20%	1.42%	1.34%	1.27%	11%
—	(0.17)	12.13	(14.88)%	83.8	1.23%	0.89%	1.28%	0.83%	19%
—	(0.09)	14.44	27.64%	94.4	1.30%	1.60%	1.53%	1.37%	15%
—	(0.11)	11.39	11.58%	56.5	1.33%	0.98%	1.66%	0.65%	7%
—	(0.14)	10.31	(13.59)%	43.5	1.40%	1.09%	1.70%	0.79%	4%
—	(0.12)	12.08	(2.29)%	48.5	1.40%	1.07%	1.52%	0.95%	14%

—	(0.87)	25.81	20.55%	248.4	0.74%	0.23%	0.74%	0.23%	12%
—	(1.50)	22.14	(1.25)%	205.7	0.74%	0.26%	0.74%	0.26%	43%
—	(0.25)	23.79	33.61%	183.7	0.79%	0.18%	0.79%	0.18%	52%
—	(0.82)	18.01	1.35%	121.3	0.82%	0.12%	0.96%	(0.03)%	43%
—	(1.96)	18.67	10.65%	110.1	0.86%	(0.14)%	1.00%	(0.28)%	35%
—	(1.57)	18.72	8.51%	81.7	0.91%	(0.18)%	1.01%	(0.28)%	38%

—	(0.09)	21.22	11.03%	224.4	0.88%	0.56%	0.93%	0.50%	25%
—	(0.18)	19.19	8.32%	204.3	0.87%	0.45%	0.93%	0.39%	33%
—	(0.05)	17.88	19.42%	193.3	0.91%	0.23%	0.99%	0.15%	212%
—	(1.42)	15.01	(16.01)%	163.4	0.93%	0.14%	0.99%	0.08%	101%
—	(1.23)	19.45	4.61%	192.2	0.96%	4.90%	1.03%	4.83%	73%
—	(1.13)	19.70	24.23%	102.1	1.13%	0.03%	1.13%	0.03%	63%

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/28/2019 (unaudited)	$22.39	$0.32	$3.93	$4.25	$(0.58)	$—
Year Ended 12/31/2018	24.20	0.59	(1.84)	(1.25)	(0.48)	(0.08)
Year Ended 12/31/2017	23.24	0.46	0.91	1.37	(0.38)	(0.03)
Year Ended 12/31/2016	22.01	0.38	1.28	1.66	(0.34)	(0.09)
Year Ended 12/31/2015	22.78	0.35	0.16	0.51	(0.33)	(0.95)
Year Ended 12/31/2014	17.98	0.35	5.11	5.46	(0.30)	(0.36)
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/28/2019 (unaudited)	9.09	(0.02)	2.18	2.16	—	—
Year Ended 12/31/2018 (c)	10.00	(0.01)	(0.88)	(0.89)	—	(0.02)
SMALL CAP INDEX PORTFOLIO
Period Ended 6/28/2019 (unaudited)	16.54	0.09	2.09	2.18	(0.19)	(1.39)
Year Ended 12/31/2018	19.20	0.20	(1.65)	(1.45)	(0.19)	(1.02)
Year Ended 12/31/2017	18.18	0.19	2.07	2.26	(0.16)	(1.08)
Year Ended 12/31/2016	15.77	0.16	3.63	3.79	(0.17)	(1.21)
Year Ended 12/31/2015	17.44	0.17	(0.47)	(0.30)	(0.14)	(1.23)
Year Ended 12/31/2014	17.86	0.15	0.77	0.92	(0.13)	(1.21)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/28/2019 (unaudited)	17.35	0.04	3.33	3.37	(0.08)	(2.36)
Year Ended 12/31/2018	21.01	0.09	(1.94)	(1.85)	(0.09)	(1.72)
Year Ended 12/31/2017	18.49	0.09	3.68	3.77	(0.07)	(1.18)
Year Ended 12/31/2016	15.53	0.09	3.72	3.81	(0.06)	(0.79)
Year Ended 12/31/2015	18.37	0.04	(0.38)	(0.34)	(0.08)	(2.42)
Year Ended 12/31/2014	17.77	0.08	0.75	0.83	(0.04)	(0.19)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, April 27, 2018.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

FINANCIAL HIGHLIGHTS – CONTINUED

		RATIOS/SUPPLEMENTAL DATA
	Net Asset		Net Assets, End	Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**		Portfolio
Total Distributions	Value, End of Period	Total Return(b)	of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Turnover Rate

$(0.58)	$26.06	18.96%	$186.4	0.86%	2.46%	0.86%	2.46%	11%
(0.56)	22.39	(5.30)%	159.9	0.85%	2.37%	0.85%	2.37%	35%
(0.41)	24.20	5.95%	184.3	0.90%	1.90%	0.90%	1.90%	15%
(0.43)	23.24	7.50%	180.0	0.90%	1.77%	0.90%	1.77%	17%
(1.28)	22.01	2.75%	155.5	0.92%	1.77%	0.92%	1.77%	12%
(0.66)	22.78	30.82%	142.5	0.92%	1.67%	0.92%	1.67%	21%

—	11.25	23.72%	18.1	0.97%	(0.34)%	1.91%	(1.28)%	19%
(0.02)	9.09	(8.87)%	10.3	0.97%	(0.32)%	2.96%	(2.31)%	27%

(1.58)	17.14	13.54%	581.9	0.25%	1.23%	0.25%	1.23%	16%
(1.21)	16.54	(8.65)%	484.2	0.25%	1.13%	0.25%	1.13%	23%
(1.24)	19.20	13.13%	496.7	0.27%	1.17%	0.27%	1.17%	16%
(1.38)	18.18	26.12%	401.7	0.28%	1.20%	0.28%	1.20%	21%
(1.37)	15.77	(2.17)%	279.9	0.29%	1.13%	0.29%	1.13%	20%
(1.34)	17.44	5.36%	268.6	0.43%	0.87%	0.43%	0.87%	12%

(2.44)	18.28	19.80%	604.1	0.72%	0.47%	0.72%	0.47%	23%
(1.81)	17.35	(10.13)%	510.9	0.71%	0.40%	0.71%	0.40%	58%
(1.25)	21.01	21.23%	613.2	0.72%	0.48%	0.72%	0.48%	44%
(0.85)	18.49	25.94%	506.1	0.73%	0.56%	0.73%	0.56%	57%
(2.50)	15.53	(3.13)%	413.8	0.75%	0.47%	0.75%	0.47%	90%
(0.23)	18.37	4.76%	306.3	0.75%	0.42%	0.75%	0.42%	56%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online.. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by visiting the Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov where it is filed on form N-PX.

Quarterly Schedule of Portfolio Holdings

Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Fund will no longer file Form N-Q and will begin filing Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. Thrivent Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments also is available by visiting the Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available by visiting the Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is part of form N-CSRS.

Thrivent Series Fund, Inc.

Supplement to

Prospectus and Thrivent Multidimensional Income Portfolio Summary Prospectus,

each dated April 30, 2019

1.

Effective July 31, 2019, Kent L. White, CFA has been named as a portfolio manager of Thrivent Multidimensional Income Portfolio, and Conrad E. Smith, CFA is no longer a portfolio manager for the Portfolio. Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA and Stephen D. Lowe, CFA will continue to serve as portfolio managers of the Portfolio.

The following replaces similar information for Thrivent Multidimensional Income Portfolio found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management, Organization and Capital Structure” section under the heading “Portfolio Management”:

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Stephen D. Lowe, CFA, and Kent L. White, CFA are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Simenstad, Mr. Anderson, and Mr. Ocenasek have served as portfolio managers of the Portfolio since April 2017. Mr. Lowe has served as a portfolio manager of the Portfolio since April 2018. Mr. White has served as a portfolio manager of the Portfolio since July 2019. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Anderson is Vice President, Fixed Income General Accounts. He has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. Mr. White is the director of Investment Grade Research, and he has been with Thrivent Financial since 1999.

2.	The current strategies described under “Summary Section— Thrivent Multidimensional Income Portfolio —Principal Strategies” will be deleted in their entirety and replaced with the following:

The Portfolio seeks to achieve its investment objectives by allocating assets across multiple income and growth producing asset classes and strategies. Debt securities in which the Portfolio invests include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio will also implement its investment strategy by investing in convertible bonds and U.S. dollar denominated emerging markets sovereign debt.

The Portfolio also plans to invest in income-producing equity securities, including preferred stock and real estate investment trusts (“REITs”). The Portfolio will invest in other income-producing securities such as shares of closed-end funds (“CEFs”), publicly-traded business development companies (“BDCs”), master limited partnerships (“MLPs”), and exchange-traded funds (“ETFs”). CEFs are investment companies that issue a fixed number of shares that trade on a stock exchange or over-the-counter, typically at a premium or a discount to their net asset value. BDCs are publicly held investment funds that invest primarily in private and thinly traded public U.S. businesses. MLPs are publicly-traded limited partnerships that are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. ETFs are investment companies generally designed to track the performance of a securities or other index or benchmark. The Portfolio may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Portfolio may invest in other securities such as investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), and leveraged loans. It may also utilize derivatives for investment exposure or hedging purposes, including futures agreements and credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non- standardized derivatives contracts traded in the over-the-counter market.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.

The date of this Supplement is July 31, 2019.

Please include this Supplement with your Prospectus or Summary Prospectus.

34839

Thrivent Series Fund, Inc.

Supplement to Prospectus and

Thrivent Large Cap Growth Portfolio Summary Prospectus,

each dated April 30, 2019

Contractholders of Thrivent Large Cap Growth Portfolio (the “Portfolio”) recently approved a reclassification of the Portfolio from “diversified” to “non-diversified” within the meaning of the Investment Company Act of 1940. This change will be implemented on or about August 9, 2019.

The date of this Supplement is July 31, 2019.

Please include this Supplement with your Prospectus or Summary Prospectus.

34773

We’re listening to you! 23572SAR R8-19 4321 North Ballard Road, Appleton, WI 54919-0001 In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Variable Portfolios to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc., call us at 800-847-4836. These documents are also available by visiting ThriventPortfolios.com. Variable annuity and variable life insurance products are issued by Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI, and distributed by Thrivent Distributors, LLC, member FINRA and SIPC, and a subsidiary of Thrivent Financial for Lutherans.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this Item.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Communications Services (2.6%)
43,687	Activision Blizzard, Inc.	$2,062,026
10,689	Alphabet, Inc., Class Aa	11,574,049
1,533	Alphabet, Inc., Class Ca	1,657,035
15,600	Auto Trader Group plc[b]	108,651
10,845	CBS Corporation	541,165
54,200	Comcast Corporation	2,291,576
16,650	DISH Network Corporation[a]	639,526
40,624	Facebook, Inc.[a]	7,840,432
770	Hemisphere Media Group, Inc.[a]	9,948
5,647	IAC/InterActiveCorp[a]	1,228,392
280	Ipsos SA	7,383
1,459	John Wiley and Sons, Inc.	66,910
4,700	KDDI Corporation	119,599
1,403	Liberty Latin America, Ltd.[a]	24,174
4,675	Liberty Media Corporation - Liberty SiriusXM[a]	177,557
11,604	Mediaset Espana Comunicacion SA	84,466
29,657	News Corporation	414,012
500	NTT DOCOMO, Inc.	11,666
61,995	ORBCOMM, Inc.[a]	449,464
681	Rightmove plc	4,633
3,581	Seven West Media, Ltd.[a]	1,169
12,269	Take-Two Interactive Software, Inc.[a]	1,392,900
6,968	Telenor ASA	148,044
33,540	Telstra Corporation, Ltd.	90,696
63,286	Tencent Holdings, Ltd., ADR	2,864,324
2,800	TV Asahi Holdings Corporation	45,249
16,550	Twitter, Inc.[a]	577,595
59,128	Verizon Communications, Inc.	3,377,983
5,853	Walt Disney Company	817,313
630	Wolters Kluwer NV	45,833

	Total	38,673,770

Consumer Discretionary (5.2%)
8,051	Amazon.com, Inc.[a]	15,245,615
35,450	American Axle & Manufacturing Holdings, Inc.[a]	452,342
300	AOKI Holdings, Inc.	2,975
300	Aoyama Trading Company, Ltd.	5,890
8,841	Aptiv plc	714,618
500	Autobacs Seven Company, Ltd.	8,261
4,685	Barratt Developments plc	34,093
98	Barrett Business Services, Inc.	8,095
900	Benesse Holdings, Inc.	21,004
1,608	Berkeley Group Holdings plc	76,209
1,618	Booking Holdings, Inc.[a]	3,033,281
20,450	BorgWarner, Inc.	858,491
222	Bovis Homes Group plc	2,919
300	Bridgestone Corporation	11,835
12,004	Bright Horizons Family Solutions, Inc.[a]	1,811,043
1,633	Buckle, Inc.[c]	28,267
355	Bunzl plc	9,367
13,920	Burlington Stores, Inc.[a]	2,368,488
20,586	Canada Goose Holdings, Inc.[a,c]	797,296
640	Carnival plc	28,165
202	Cavco Industries, Inc.[a]	31,823
2,101	Century Casinos, Inc.[a]	20,380
25,365	Children’s Place, Inc.[c]	2,419,314
1,720	Chipotle Mexican Grill, Inc.[a]	1,260,554
400	Chiyoda Company, Ltd.	5,859
965	Cie Generale des Etablissements Michelin	122,016
10,800	Citizen Watch Company, Ltd.	55,573
287	Compass Group plc	6,880
945	Countryside Properties plc[b]	3,584
37,303	Crocs, Inc.[a]	736,734
3,292	CSS Industries, Inc.	16,065
3,013	Culp, Inc.	57,247
11,280	D.R. Horton, Inc.	486,506
3,200	Denso Corporation	134,932
3,984	Domino’s Pizza, Inc.	1,108,668
36,361	Duluth Holdings, Inc.[a,c]	494,146
6,164	Emerald Expositions Events, Inc.	68,729
1,399	Ethan Allen Interiors, Inc.	29,463
10,077	Etsy, Inc.[a]	618,425
100	Exedy Corporation	2,100
19,852	Extended Stay America, Inc.	335,300
19,419	Five Below, Inc.[a]	2,330,668
97	Genuine Parts Company	10,047
30,364	G-III Apparel Group, Ltd.[a]	893,309
18,567	Harley-Davidson, Inc.	665,256
704	Haverty Furniture Companies, Inc.	11,989
12,505	Home Depot, Inc.	2,600,665
1,386	Hooker Furniture Corporation	28,579
979	Inchcape plc	7,672
31,206	International Game Technology plc	404,742
251	Johnson Outdoors, Inc.	18,717
15,538	Knoll, Inc.	357,063
21,170	Lowe’s Companies, Inc.	2,136,265
3,575	Lululemon Athletica, Inc.[a]	644,251
2,809	Marcus Corporation	92,585
4,452	Modine Manufacturing Company[a]	63,708
2,940	Mohawk Industries, Inc.[a]	433,562
4,911	Moneysupermarket.com Group plc	25,727
12,579	Netflix, Inc.[a]	4,620,518
3,100	NHK Spring Company, Ltd.	23,965
58,040	NIKE, Inc.	4,872,458
22,000	Nissan Motor Company, Ltd.	157,574
26,533	Norwegian Cruise Line Holdings, Ltd.[a]	1,422,965
9,158	Ollie’s Bargain Outlet Holdings, Inc.[a]	797,753
400	Onward Holdings Company, Ltd.	2,209
1,664	O’Reilly Automotive, Inc.[a]	614,548
16,878	Oxford Industries, Inc.	1,279,352
2,287	Park Hotels & Resorts, Inc.	63,030
35,869	Planet Fitness, Inc.[a]	2,598,350
37,508	Playa Hotels and Resorts NVa	289,187
300	Plenus Company, Ltd.	4,893
2,051	PVH Corporation	194,107
122,211	Red Rock Resorts, Inc.	2,625,092
4,113	Redrow plc	28,483
4,575	RHa,c	528,870
7,389	Ross Stores, Inc.	732,398
900	Sangetsu Company, Ltd.	16,581
5,300	Sekisui House, Ltd.	87,326
200	SHIMAMURA Company, Ltd.	14,973
1,323	Standard Motor Products, Inc.	59,985
29,734	Starbucks Corporation	2,492,601
580	Steven Madden, Ltd.	19,691
7,200	Sumitomo Rubber Industries, Ltd.	83,392
1,385	Super Retail Group, Ltd.	8,017
100	Takara Standard Company, Ltd.	1,587
15,604	Taylor Wimpey plc	31,312
15,959	Texas Roadhouse, Inc.	856,520
40,626	Toll Brothers, Inc.	1,487,724
8,999	Tower International, Inc.	175,480
3,800	Toyoda Gosei Company, Ltd.	74,265
100	TS Tech Company, Ltd.	2,731
5,266	Ulta Beauty, Inc.[a]	1,826,723
300	United Arrows, Ltd.	9,379
7,579	Vail Resorts, Inc.	1,691,481

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Consumer Discretionary (5.2%) - continued
553	WH Smith plc	$13,852
11,386	Wingstop, Inc.	1,078,823
3,900	Yahoo Japan Corporation	11,472
24,885	Zumiez, Inc.[a]	649,498

	Total	75,806,522

Consumer Staples (1.9%)
6,639	Archer-Daniels-Midland Company	270,871
500	Arcs Company, Ltd.	9,987
7,660	Calavo Growers, Inc.[c]	741,028
635	Carlsberg AS	84,263
26,740	Casey’s General Stores, Inc.	4,171,173
6,857	Central Garden & Pet Company[a]	184,796
1,101	Central Garden & Pet Company, Class Aa	27,129
11,504	Church & Dwight Company, Inc.	840,482
19,253	Colgate-Palmolive Company	1,379,863
132,499	Cott Corporation	1,768,862
1,989	Empire Company, Ltd.	50,091
671	ForFarmers BV	5,682
158	Glanbia plc	2,569
463	Grocery Outlet Holding Corporation[a]	15,223
94,225	Hain Celestial Group, Inc.[a]	2,063,527
334	Inter Parfums, Inc.	22,208
11,200	Japan Tobacco, Inc.	246,889
19,022	John B. Sanfilippo & Son, Inc.	1,515,863
4,650	Kimberly-Clark Corporation	619,752
86	L’Oreal SA	24,452
100	Ministop Company, Ltd.	1,439
46,887	Monster Beverage Corporation[a]	2,992,797
8,262	PepsiCo, Inc.	1,083,396
29,109	Philip Morris International, Inc.	2,285,930
847	Seneca Foods Corporation[a]	23,572
1,400	Sugi Holdings Company, Ltd.	66,305
2,800	Sundrug Company, Ltd.	75,938
164,402	SunOpta, Inc.[a]	540,883
1,099	Swedish Match AB	46,464
9,700	TreeHouse Foods, Inc.[a]	524,770
200	TSURUHA Holdings, Inc.	18,549
67,632	Turning Point Brands, Inc.	3,312,615
2,779	Unilever NV	168,847
4,027	Unilever plc	249,978
24,396	Wal-Mart Stores, Inc.	2,695,514

	Total	28,131,707

Energy (1.4%)
7,965	Abraxas Petroleum Corporation[a]	8,204
48,175	Archrock, Inc.	510,655
27,909	BP plc ADR	1,163,805
232,317	Callon Petroleum Company[a]	1,530,969
23,805	Chevron Corporation	2,962,294
11,695	Comstock Resources, Inc.[a,c]	65,141
5,157	Concho Resources, Inc.	532,099
909	Diamond Offshore Drilling, Inc.[a]	8,063
11,113	Diamondback Energy, Inc.	1,210,984
3,253	Dril-Quip, Inc.[a]	156,144
24,325	EQT Corporation	384,578
2,720	Era Group, Inc.[a]	22,685
207,735	Euronav NV	1,961,018
685	Evolution Petroleum Corporation	4,898
7,633	Exterran Corporation[a]	108,541
5,573	Exxon Mobil Corporation	427,059
14,084	Forum Energy Technologies, Inc.[a]	48,167
4,387	Frank’s International NVa	23,953
106	Gaztransport Et Technigaz SA	10,633
23,935	Gran Tierra Energy, Inc.[a]	38,057
24,544	Halliburton Company	558,131
1,000	JXTG Holdings, Inc.	4,984
74,998	Marathon Oil Corporation	1,065,722
19,070	Marathon Petroleum Corporation	1,065,632
884	Matrix Service Company[a]	17,910
40,288	Nabors Industries, Ltd.	116,835
84,624	Nine Energy Service, Inc.[a]	1,466,534
1,313	Oil States International, Inc.[a]	24,028
35,475	Patterson-UTI Energy, Inc.	408,317
13,057	Pioneer Natural Resources Company	2,008,950
149	REX American Resources Corporation[a]	10,862
4,749	Royal Dutch Shell plc, Class A	154,996
6,754	Royal Dutch Shell plc, Class B	221,307
1,387	SEACOR Holdings, Inc.[a]	65,896
52,795	Talos Energy, Inc.[a]	1,269,720
21,555	TechnipFMC plc	559,137
12,184	Unit Corporation[a]	108,316
33,155	WPX Energy, Inc.[a]	381,614

	Total	20,686,838

Financials (7.1%)
268	Aareal Bank AG	7,060
19,540	Aflac, Inc.	1,070,987
4,619	AG Mortgage Investment Trust, Inc.	73,442
946	Alleghany Corporation[a]	644,330
332	Allianz SE	80,071
3,230	Allstate Corporation	328,459
25,950	Ally Financial, Inc.	804,190
23,198	American Financial Group, Inc.	2,377,099
10,780	American International Group, Inc.	574,358
3,561	Ameriprise Financial, Inc.	516,915
18,748	Ameris Bancorp	734,734
5,203	Arch Capital Group, Ltd.[a]	192,927
9,320	Argo Group International Holdings, Ltd.	690,146
652	ARMOUR Residential REIT, Inc.	12,153
11,600	Arthur J. Gallagher & Company	1,016,044
1,350	Artisan Partners Asset Management, Inc.	37,152
70,986	Assured Guaranty, Ltd.	2,987,091
5,315	Banca Monte dei Paschi di Siena SPA[a,c]	6,511
2,985	Bank Leumi Le-Israel BM	21,576
202,642	Bank of America Corporation	5,876,618
1,213	Bank of Marin Bancorp	49,757
2,189	Bank of Montreal	165,351
3,030	BankFinancial Corporation	42,390
1,840	Berkshire Hathaway, Inc.[a]	392,233
823	BlackRock, Inc.	386,234
26,050	Blackstone Group, LP	1,157,141
9,192	BOK Financial Corporation	693,812
14,841	Boston Private Financial Holdings, Inc.	179,131
70,295	BrightSphere Investment Group	802,066
3,192	Brown & Brown, Inc.	106,932
1,463	Byline Bancorp, Inc.[a]	27,973
16,447	Capital One Financial Corporation	1,492,401
9,601	Cboe Global Markets, Inc.	994,952
2,336	Central Pacific Financial Corporation	69,987
42,277	Charles Schwab Corporation	1,699,113
6,040	Chubb, Ltd.	889,632
8,977	CI Financial Corporation	146,286
2,806	Cincinnati Financial Corporation	290,898
50,335	Citigroup, Inc.	3,524,960

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Financials (7.1%) - continued
3,628	Citizens Financial Group, Inc.	$128,286
3,451	CNP Assurances	78,332
12,091	Cohen & Steers, Inc.	621,961
3,251	Colony Capital, Inc.	16,255
19,559	Comerica, Inc.	1,420,766
8,738	Community Trust Bancorp, Inc.	369,530
2,800	DBS Group Holdings, Ltd.	53,788
151	Deutsche Boerse AG	21,317
3,129	Deutsche Pfandbriefbank AGb	37,677
5,455	Direct Line Insurance Group plc	22,994
19,230	Discover Financial Services	1,492,056
2,918	DnB ASA	54,373
11,814	Dynex Capital, Inc.	197,884
34,541	E*TRADE Financial Corporation	1,540,529
20,087	East West Bancorp, Inc.	939,469
3,592	Ellington Residential Mortgage REIT	38,650
2,976	Enterprise Financial Services Corporation	123,802
17,426	Essent Group, Ltd.[a]	818,848
1,663	Euronext NVb	125,821
1,324	FBL Financial Group, Inc.	84,471
84	Federal Agricultural Mortgage Corporation	6,103
50,867	Fifth Third Bancorp	1,419,189
4,114	Financial Institutions, Inc.	119,923
6,481	First American Financial Corporation	348,030
8,924	First Busey Corporation	235,683
2,881	First Citizens BancShares, Inc.	1,297,228
11,395	First Defiance Financial Corporation	325,555
3,109	First Financial Corporation	124,857
28,854	First Hawaiian, Inc.	746,453
29,767	First Interstate BancSystem, Inc.	1,179,071
424	First Mid-Illinois Bancshares, Inc.	14,806
3,325	First Midwest Bancorp, Inc.	68,063
486	First of Long Island Corporation	9,759
10,851	First Republic Bank	1,059,600
13,682	FlexiGroup, Ltd.	15,681
1,644	Genworth MI Canada, Inc.[c]	52,023
1,898	Goldman Sachs Group, Inc.	388,331
7,939	Great Southern Bancorp, Inc.	475,149
35,584	Hamilton Lane, Inc.	2,030,423
22,962	Hancock Whitney Corporation	919,858
1,866	Hanover Insurance Group, Inc.	239,408
31,354	Hartford Financial Services Group, Inc.	1,747,045
98	Heartland Financial USA, Inc.	4,384
105,453	Heritage Commerce Corporation	1,291,799
5,812	Hometrust Bancshares, Inc.	146,114
22,069	Horace Mann Educators Corporation	889,160
5,830	Horizon Bancorp, Inc.	95,262
11,720	Houlihan Lokey, Inc.	521,892
40,990	Huntington Bancshares, Inc.	566,482
25,506	IBERIABANK Corporation	1,934,630
6,069	Independent Bank Corporation	132,244
17,315	Interactive Brokers Group, Inc.	938,473
53,322	Intercontinental Exchange, Inc.	4,582,493
13,847	Israel Discount Bank, Ltd.	56,460
12,995	J.P. Morgan Chase & Company	1,452,841
20,148	Kemper Corporation	1,738,571
49,600	KeyCorp	880,400
620	KKR Real Estate Finance Trust, Inc.	12,350
3,170	Lakeland Bancorp, Inc.	51,195
1,202	Laurentian Bank of Canada	41,286
179,953	Lloyds TSB Group plc	129,246
7,993	Loews Corporation	436,977
5,322	M&T Bank Corporation	905,113
7,380	Manulife Financial Corporation	134,125
750	Markel Corporation[a]	817,200
2,347	MarketAxess Holdings, Inc.	754,373
33,090	Medibank Private, Ltd.	81,193
1,419	Mercantile Bank Corporation	46,231
18,266	Meridian Bancorp, Inc.	326,779
17,190	MetLife, Inc.	853,827
10,318	MidWestOne Financial Group, Inc.	288,491
6,000	Mizuho Financial Group, Inc.	8,725
14,310	Morgan Stanley	626,921
4,367	MSCI, Inc.	1,042,796
670	National Bank of Canada	31,828
71	National Western Life Group, Inc.	18,247
1,477	Newmark Group, Inc.	13,263
11,296	Northern Trust Corporation	1,016,640
2,674	Old Second Bancorp, Inc.	34,147
10,843	PacWest Bancorp	421,034
411	Paragon Banking Group plc	2,290
481	Pargesa Holding SA	37,097
69,767	PCSB Financial Corporation	1,412,782
471	Peapack-Gladstone Financial Corporation	13,245
740	Peoples Bancorp, Inc.	23,872
172	Piper Jaffray Companies	12,774
8,893	Primerica, Inc.	1,066,715
5,620	Prudential Financial, Inc.	567,620
5,379	QCR Holdings, Inc.	187,566
23,850	Radian Group, Inc.	544,972
25,707	Raymond James Financial, Inc.	2,173,527
3,866	Reinsurance Group of America, Inc.	603,212
3,700	Resona Holdings, Inc.	15,435
9,652	S&P Global, Inc.	2,198,629
10,182	Sandy Spring Bancorp, Inc.	355,148
74,213	Santander Consumer USA Holdings Inc.	1,778,143
68,427	Seacoast Banking Corporation of Florida[a]	1,740,783
4,083	SEI Investments Company	229,056
500	Senshu Ikeda Holdings, Inc.	925
472	Skandinaviska Enskilda Banken AB	4,370
241,089	SLM Corporation	2,343,385
20,773	State Auto Financial Corporation	727,055
5,360	State Street Corporation	300,482
25,881	Stifel Financial Corporation	1,528,532
7,869	SVB Financial Group[a]	1,767,299
55,358	Synovus Financial Corporation	1,937,530
1,150	Territorial Bancorp, Inc.	35,535
709	Topdanmark AS	40,014
3,311	Toronto-Dominion Bank	193,469
2,756	TriCo Bancshares	104,177
21,981	TrustCo Bank Corporation	174,090
16,760	U.S. Bancorp	878,224
28,326	United Community Banks, Inc.	808,991
8,375	United Financial Bancorp, Inc.	118,757
1,110	Univest Financial Corporation	29,149
3,224	Walker & Dunlop, Inc.	171,549
2,136	Washington Trust Bancorp, Inc.	111,456
4,513	Western Alliance Bancorp[a]	201,821
170	Westwood Holdings Group, Inc.	5,984
12,555	Wintrust Financial Corporation	918,524
9,843	WSFS Financial Corporation	406,516
60,204	Zions Bancorporations NA	2,768,180

	Total	104,034,231

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Health Care (7.1%)
38,140	Abbott Laboratories	$3,207,574
478	Abcam plc	8,948
3,648	ABIOMED, Inc.[a]	950,267
11,240	Aerie Pharmaceuticals, Inc.[a]	332,142
31,176	Agilent Technologies, Inc.	2,327,912
5,693	AmerisourceBergen Corporation	485,385
8,111	Amgen, Inc.	1,494,695
539	Amplifon SPA	12,629
2,108	Ardelyx, Inc.[a]	5,671
5,338	Arena Pharmaceuticals, Inc.[a]	312,967
14,430	Array BioPharma, Inc.[a]	668,542
76	Atrion Corporation	64,808
19,100	Bausch Health Companies, Inc.[a]	481,702
1,270	Biogen, Inc.[a]	297,015
9,254	BioMarin Pharmaceutical, Inc.[a]	792,605
208	Bio-Rad Laboratories, Inc.[a]	65,019
6,805	Bio-Techne Corporation	1,418,774
15,449	Bruker Corporation	771,678
57,127	Catalent, Inc.[a]	3,096,855
2,333	Charles River Laboratories International, Inc.[a]	331,053
2,507	Cigna Holding Company	394,978
9,809	Concert Pharmaceuticals, Inc.[a]	117,708
901	CryoLife, Inc.[a]	26,967
26,269	CVS Health Corporation	1,431,398
9,567	Danaher Corporation	1,367,316
5,991	Dexcom, Inc.[a]	897,691
17,703	Edwards Lifesciences Corporation[a]	3,270,452
43,630	GenMark Diagnostics, Inc.[a]	283,159
39,021	Gilead Sciences, Inc.	2,636,259
1,288	GlaxoSmithKline plc	25,818
358	GN Store Nord AS	16,736
85,862	Halozyme Therapeutics, Inc.[a]	1,475,109
2,882	Hill-Rom Holdings, Inc.	301,515
2,784	Humana, Inc.	738,595
6,926	Illumina, Inc.[a]	2,549,807
11,230	Immunomedics, Inc.[a]	155,760
12,786	Inogen, Inc.[a]	853,593
20,374	Inspire Medical Systems, Inc.[a]	1,235,683
15,540	Intersect ENT, Inc.[a]	353,690
6,243	Intra-Cellular Therapies, Inc.[a]	81,034
6,564	Intuitive Surgical, Inc.[a]	3,443,146
10,870	Jazz Pharmaceuticals, Inc.[a]	1,549,627
30,882	Johnson & Johnson	4,301,245
300	KYORIN Holdings, Inc.	5,319
832	Laboratory Corporation of America Holdings[a]	143,853
30,038	LHC Group, Inc.[a]	3,591,944
7,183	Ligand Pharmaceuticals, Inc.[a]	819,939
72	LNA Sante	3,611
1,592	Magellan Health Services, Inc.[a]	118,174
52	Masimo Corporation[a]	7,739
3,257	McKesson Corporation	437,708
33,795	Medtronic plc	3,291,295
37,340	Merck & Company, Inc.	3,130,959
14,571	Merit Medical Systems, Inc.[a]	867,849
181	Mesa Laboratories, Inc.	44,226
35,797	Natera, Inc.[a]	987,281
2,523	National Healthcare Corporation	204,741
13,060	Neurocrine Biosciences, Inc.[a]	1,102,656
4,169	Nevro Corporation[a]	270,276
3,140	Novartis AG	286,656
5,839	Novo Nordisk AS	298,240
8,225	Novocure, Ltd.[a]	520,067
7,332	NuVasive, Inc.[a]	429,215
13,262	Omnicell, Inc.[a]	1,140,930
96,581	Optinose, Inc.[a,c]	683,793
716	Orthifix Medical, Inc.[a]	37,862
3,414	PDL BioPharma, Inc.[a]	10,720
11,627	PerkinElmer, Inc.	1,120,145
54,293	Pfizer, Inc.	2,351,973
157	Phibro Animal Health Corporation	4,988
706	Prothena Corporation plc[a]	7,462
1,133	Recordati SPA	47,224
1,029	Repligen Corporation[a]	88,443
6,672	ResMed, Inc.	814,184
930	Roche Holding AG	261,505
5,292	Sage Therapeutics, Inc.[a]	968,912
33,320	Syneos Health, Inc.[a]	1,702,319
20,569	Tactile Systems Technology, Inc.[a]	1,170,787
11,220	Teleflex, Inc.	3,715,503
15,350	Thermo Fisher Scientific, Inc.	4,507,988
322	U.S. Physical Therapy, Inc.	39,468
26,323	UnitedHealth Group, Inc.	6,423,075
7,458	Universal Health Services, Inc.	972,449
5,192	Varian Medical Systems, Inc.[a]	706,787
21,096	Veeva Systems, Inc.[a]	3,419,873
15,489	Vertex Pharmaceuticals, Inc.[a]	2,840,373
955	Waters Corporation[a]	205,554
4,934	West Pharmaceutical Services, Inc.	617,490
139,392	Wright Medical Group NVa,c	4,156,669
48,656	Zoetis, Inc.	5,521,969

	Total	104,733,720

Industrials (7.0%)
6,197	Acco Brands Corporation	48,770
2,715	ACS Actividades de Construccion y Servicios, SA	108,624
3,100	Acuity Brands, Inc.	427,521
2,591	Aegion Corporation[a]	47,674
18,882	Aerojet Rocketdyne Holdings, Inc.[a]	845,347
33,504	AGCO Corporation	2,598,905
188	Alamo Group, Inc.	18,787
10,900	Altra Industrial Motion Corporation	391,092
18,882	AMETEK, Inc.	1,715,241
36,043	Arcosa, Inc.	1,356,298
19,874	ASGN, Inc.[a]	1,204,364
4,433	Atlas Copco AB, Class A	142,058
3,955	Atlas Copco AB, Class B	113,708
14,731	AZZ, Inc.	677,921
1,980	Boeing Company	720,740
6,650	Brink’s Company	539,847
340	Bureau Veritas SA	8,392
32,081	BWX Technologies, Inc.	1,671,420
2,449	Carlisle Companies, Inc.	343,864
32,138	Casella Waste Systems, Inc.[a]	1,273,629
4,746	Caterpillar, Inc.	646,832
29,865	CBIZ, Inc.[a]	585,055
101	Chase Corporation	10,872
481	CIA De Distribucion Integral	10,892
700	Columbus McKinnon Corporation	29,379
6,987	Cornerstone Building Brands, Inc.[a]	40,734
12,683	Costamare, Inc.	65,064
2,250	CRA International, Inc.	86,242
13,185	Crane Company	1,100,156
2,151	CSW Industrials, Inc.	146,591
19,146	CSX Corporation	1,481,326
2,153	Cummins, Inc.	368,895
22,501	Curtiss-Wright Corporation	2,860,552
23,500	Delta Air Lines, Inc.	1,333,625
4,372	Douglas Dynamics, Inc.	173,962
22,086	EMCOR Group, Inc.	1,945,777
12,907	Emerson Electric Company	861,155

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Industrials (7.0%) - continued
27,778	Encore Wire Corporation	$1,627,235
345	Ennis, Inc.	7,079
1,632	ESCO Technologies, Inc.	134,836
18,147	Federal Signal Corporation	485,432
6,037	Forrester Research, Inc.	283,920
5	Geberit AG	2,337
5,664	General Dynamics Corporation	1,029,828
3,371	Gorman-Rupp Company	110,670
17,069	Granite Construction, Inc.	822,384
400	GS Yuasa Corporation	7,734
6,312	GWA Group, Ltd.	15,164
22,451	Healthcare Services Group, Inc.[c]	680,714
13,978	Heico Corporation	1,870,396
1,016	Herc Holdings, Inc.[a]	46,563
288	Hillenbrand, Inc.	11,396
1,200	Hino Motors, Ltd.	10,128
38,511	Honeywell International, Inc.	6,723,635
1,311	Hub Group, Inc.[a]	55,036
6,027	Hubbell, Inc.	785,921
5,225	Huntington Ingalls Industries, Inc.	1,174,266
941	Hyster-Yale Materials Handling, Inc.	52,000
4,851	ICF International, Inc.	353,153
7,280	IDEX Corporation	1,253,179
5,701	Illinois Tool Works, Inc.	859,768
800	Inaba Denki Sangyo Company, Ltd.	33,630
16,586	Ingersoll-Rand plc	2,100,949
30,905	Interface, Inc.	473,774
16,510	Johnson Controls International plc	682,028
2,391	Kelly Services, Inc.	62,620
5,066	Kforce, Inc.	177,766
1,164	Koninklijke Philips NV	50,606
4,212	Korn Ferry	168,775
931	Legrand SA	68,071
15,261	Lincoln Electric Holdings, Inc.	1,256,286
8,896	Lockheed Martin Corporation	3,234,052
2,930	Manpower, Inc.	283,038
1,000	Marubeni Corporation	6,638
15,864	Masonite International Corporation[a]	835,716
14,030	Mercury Systems, Inc.[a]	987,011
17,116	Milacron Holdings Corporation[a]	236,201
500	Mitsuboshi Belting, Ltd.	8,852
500	Mitsui & Company, Ltd.	8,161
2,165	Moog, Inc.	202,666
160,484	MRC Global, Inc.[a]	2,747,486
8,841	Mueller Industries, Inc.	258,776
2,253	Mueller Water Products, Inc.	22,124
2,456	National Express Group plc	12,523
1,900	Nitto Kogyo Corporation	36,411
1,000	Nobina ABb	6,206
17,263	Norfolk Southern Corporation	3,441,034
740	Northgate plc	3,266
400	NSK, Ltd.	3,575
6,195	Old Dominion Freight Line, Inc.	924,666
4,643	PageGroup plc	30,222
8,461	Parker Hannifin Corporation	1,438,455
77,855	Primoris Services Corporation	1,629,505
17,320	Raven Industries, Inc.	621,442
15,466	Regal-Beloit Corporation	1,263,727
6,402	RELX plc	155,278
2,321	Resources Connection, Inc.	37,159
93,309	Ritchie Brothers Auctioneers, Inc.	3,099,725
3,934	Rockwell Automation, Inc.	644,507
6,158	Roper Industries, Inc.	2,255,429
133	Rush Enterprises, Inc.	4,857
2,992	Sandvik AB	54,981
310	Schindler Holding AG, Participation Certificate	69,098
1,358	Schneider Electric SE	122,876
1,873	Signify NVb	55,375
12,927	SiteOne Landscape Supply, Inc.[a,c]	895,841
4,416	SKF AB	81,296
53,621	Southwest Airlines Company	2,722,874
4,981	SP Plus Corporation[a]	159,043
321	Spirax-Sarco Engineering plc	37,474
3,288	SPX Corporation[a]	108,570
12,098	SPX FLOW, Inc.[a]	506,422
10,071	Standex International Corporation	736,593
6,400	Sumitomo Corporation	97,204
10,100	Sumitomo Electric Industries, Ltd.	132,942
300	Taikisha, Ltd.	9,087
7,072	Teledyne Technologies, Inc.[a]	1,936,809
343	Thermon Group Holdings, Inc.[a]	8,798
800	Toppan Forms Company, Ltd.	6,303
7,482	TPI Composites, Inc.[a]	184,955
544	Transcontinental, Inc.	6,061
2,238	TransDigm Group, Inc.[a]	1,082,744
9,736	TransUnion	715,693
12,088	TriMas Corporation[a]	374,365
600	Tsubakimoto Chain Company	19,634
2,761	UniFirst Corporation	520,642
8,450	United Continental Holdings, Inc.[a]	739,798
2,316	United Parcel Service, Inc.	239,173
9,152	United Rentals, Inc.[a]	1,213,830
24,787	United Technologies Corporation	3,227,267
3,266	Universal Truckload Services, Inc.	73,387
17,259	Valmont Industries, Inc.	2,188,614
301	Vectrus, Inc.[a]	12,209
21,335	Verisk Analytics, Inc.	3,124,724
10,996	WageWorks, Inc.[a]	558,487
41,662	Waste Connections, Inc.	3,982,054
5,988	Watsco, Inc.	979,218
37,901	Willdan Group, Inc.[a]	1,411,812
12,098	Xylem, Inc.	1,011,877
400	Yuasa Trading Company, Ltd.	11,200

	Total	103,336,628

Information Technology (12.1%)
6,281	Accenture plc	1,160,540
18,940	Advanced Energy Industries, Inc.[a]	1,065,754
64,422	Advanced Micro Devices, Inc.[a]	1,956,496
26,882	Akamai Technologies, Inc.[a]	2,154,323
4,800	Alliance Data Systems Corporation	672,624
4,134	Alteryx, Inc.[a]	451,102
210	Altisource Portfolio Solutions SAa	4,129
1,594	Amadeus IT Holding SA	126,317
1,882	American Software, Inc.	24,748
38,455	Amphenol Corporation	3,689,373
4,613	ANSYS, Inc.[a]	944,835
54,438	Apple, Inc.	10,774,369
14,358	Arista Networks, Inc.[a]	3,727,624
2,322	Atkore International Group, Inc.[a]	60,070
6,170	Atlassian Corporation plc[a]	807,283
8,138	Automatic Data Processing, Inc.	1,345,456
328	Badger Meter, Inc.	19,578
11,781	Benchmark Electronics, Inc.	295,939
35,508	Blackline, Inc.[a]	1,900,033
38,172	Booz Allen Hamilton Holding Corporation	2,527,368
529	Broadridge Financial Solutions, Inc.	67,543
340	CACI International, Inc.[a]	69,561
6,700	Canon, Inc.[c]	196,197

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Information Technology (12.1%) - continued
1,344	Capgemini SA	$167,104
21,633	CDK Global, Inc.	1,069,536
3,625	CDW Corporation	402,375
3,106	CGI, Inc.[a]	238,794
76,401	Ciena Corporation[a]	3,142,373
175,728	Cisco Systems, Inc.	9,617,593
46,512	Clearwater Energy, Inc.	752,564
9,073	Cognex Corporation	435,323
3,145	Cohu, Inc.	48,527
15,710	Computer Services, Inc.	579,699
4,784	Computershare, Ltd.	54,560
10,445	CoreLogic, Inc.[a]	436,914
16,021	Coupa Software, Inc.[a]	2,028,419
807	CSG Systems International, Inc.	39,406
13,931	Descartes Systems Group, Inc.[a]	514,750
35,640	DocuSign, Inc.[a]	1,771,664
85,375	Dolby Laboratories, Inc.	5,515,225
453	DSP Group, Inc.[a]	6,505
4,238	Ebix, Inc.[c]	212,832
1,316	EPAM Systems, Inc.[a]	227,800
4,220	Euronet Worldwide, Inc.[a]	709,973
2,833	ExlService Holdings, Inc.[a]	187,346
638	eXp World Holdings, Inc.[a]	7,101
1,447	Fair Isaac Corporation[a]	454,387
13,680	Fiserv, Inc.[a]	1,247,069
19,143	Five9, Inc.[a]	981,844
14,959	Global Payments, Inc.	2,395,385
31,141	Guidewire Software, Inc.[a]	3,157,075
5,835	Halma plc	149,859
8,163	International Business Machines Corporation	1,125,678
11,326	Intuit, Inc.	2,959,824
67	Jenoptik AG	2,167
8,961	Keysight Technologies, Inc.[a]	804,787
6,357	KLA-Tencor Corporation	751,397
2,876	Kulicke and Soffa Industries, Inc.	64,854
6,130	Lam Research Corporation	1,151,459
159,739	Lattice Semiconductor Corporation[a]	2,330,592
1,259	ManTech International Corporation	82,905
29,698	MasterCard, Inc.	7,856,012
6,707	Methode Electronics, Inc.	191,619
138,823	Microsoft Corporation	18,596,729
2,694	MicroStrategy, Inc.[a]	386,077
2,939	MoneyGram International, Inc.[a,c]	7,259
31,081	Monolithic Power Systems, Inc.	4,220,178
23,577	Monotype Imaging Holdings, Inc.	397,037
37,166	National Instruments Corporation	1,560,600
1,000	NEC Networks & System Integration Corporation	25,526
31,233	New Relic, Inc.[a]	2,701,967
8,691	Nice, Ltd. ADR[a]	1,190,667
7,061	Novanta, Inc.[a]	665,852
11,314	NVIDIA Corporation	1,858,098
55,311	Oracle Corporation	3,151,068
5,523	Palo Alto Networks, Inc.[a]	1,125,366
44,143	PayPal Holdings, Inc.[a]	5,052,608
11,027	Pegasystems, Inc.	785,233
30,289	Plexus Corporation[a]	1,767,969
3,751	Presidio, Inc.	51,276
2,256	Progress Software Corporation	98,407
18,162	Proofpoint, Inc.[a]	2,183,980
13,001	Q2 Holdings, Inc.[a]	992,756
921	QAD, Inc.	37,033
8,610	QUALCOMM, Inc.	654,963
23,139	Rogers Corporation[a]	3,993,329
300	Ryoyo Electro Corporation	4,926
732	Sage Group plc	7,465
72,321	SailPoint Technologies Holdings, Inc.[a]	1,449,313
25,105	Salesforce.com, Inc.[a]	3,809,182
2,727	ScanSource, Inc.[a]	88,791
8,991	ServiceNow, Inc.[a]	2,468,659
3,700	Shinko Electric Industries Company, Ltd.	31,302
646	Silicon Laboratories, Inc.[a]	66,796
9,309	Splunk, Inc.[a]	1,170,607
17,157	Square, Inc.[a]	1,244,397
2,264	Sykes Enterprises, Inc.[a]	62,169
28,478	Synopsys, Inc.[a]	3,664,834
12,873	Teradata Corporation[a]	461,497
12,976	Teradyne, Inc.	621,680
22,752	Texas Instruments, Inc.	2,611,020
400	Tokyo Seimitsu Company, Ltd.	10,296
900	Trend Micro, Inc.	40,216
10,729	Tyler Technologies, Inc.[a]	2,317,679
2,668	Universal Display Corporation	501,744
409	Verint Systems, Inc.[a]	21,996
2,208	VeriSign, Inc.[a]	461,825
49,153	Virtusa Corporation[a]	2,183,868
48,772	Visa, Inc.	8,464,381
6,944	WEX, Inc.[a]	1,445,046
6,238	Workday, Inc.[a]	1,282,408
27,547	Xilinx, Inc.	3,248,342
6,032	Zuora, Inc.[a]	92,410

	Total	177,251,385

Materials (1.1%)
19,530	Alcoa Corporation[a]	457,197
7,599	Balchem Corporation	759,672
10,225	Ball Corporation	715,648
7,546	BHP Group plc	192,985
4,355	BHP Group, Ltd.	126,594
8,951	Boise Cascade Company	251,613
841	Boliden AB	21,550
6,935	Celanese Corporation	747,593
20,130	CF Industries Holdings, Inc.	940,272
19,480	Chemours Company	467,520
1,745	Continental Building Products, Inc.[a]	46,365
15,570	Eastman Chemical Company	1,211,813
2,138	Ecolab, Inc.	422,127
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
2,064	Granges AB	23,640
1,071	Hexpol AB	8,737
500	Hokuetsu Corporation	2,703
266	Innophos Holdings, Inc.	7,743
6,268	Innospec, Inc.	571,892
7,500	JFE Holdings, Inc.	110,436
2,900	JSR Corporation	45,937
5,045	Kadant, Inc.	458,137
5,781	Kaiser Aluminum Corporation	564,283
861	Koninklijke DSM NV	106,234
1,589	Kraton Performance Polymers, Inc.[a]	49,370
2,000	Kyoei Steel, Ltd.	35,420
300	Lintec Corporation	6,263
45,198	Louisiana-Pacific Corporation	1,185,092
6,520	Martin Marietta Materials, Inc.	1,500,317
742	Materion Corporation	50,315
3,769	Minerals Technologies, Inc.	201,679
5,400	Mitsubishi Gas Chemical Company, Inc.	72,227
5,738	Myers Industries, Inc.	110,571
1,700	Nippon Kayaku Company, Ltd.	20,495

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Materials (1.1%) - continued
7,300	Nippon Steel Corporation	$125,633
811	Nucor Corporation	44,686
18,863	Nutanix, Inc.[a]	489,306
737	Olympic Steel, Inc.	10,060
23,426	OMNOVA Solutions, Inc.[a]	145,944
27,300	Owens-Illinois, Inc.	471,471
1,977	Packaging Corporation of America	188,448
409	PH Glatfelter Company	6,904
3,851	PPG Industries, Inc.	449,450
12,607	Reliance Steel & Aluminum Company	1,192,874
3,972	Ryerson Holding Corporation[a]	33,087
4,313	Sandfire Resources NL	20,337
100	Sanyo Special Steel Company, Ltd.	1,386
8,160	Schweitzer-Mauduit International, Inc.	270,749
16,870	Steel Dynamics, Inc.	509,474
300	Taiyo Holdings Company, Ltd.	9,070
1,400	Toagosei Company, Ltd.	14,750
9,920	United States Lime & Minerals, Inc.	793,600
5,230	UPM-Kymmene Oyj	139,155
945	W. R. Grace & Company	71,924

	Total	16,480,749

Real Estate (1.5%)
455	Acadia Realty Trust	12,453
17,929	Agree Realty Corporation	1,148,352
3,601	Alexander & Baldwin, Inc.	83,183
5,000	Alexandria Real Estate Equities, Inc.	705,450
117	American Assets Trust, Inc.	5,513
26,244	American Campus Communities, Inc.	1,211,423
9,318	American Tower Corporation	1,905,065
1,921	Apartment Investment & Management Company	96,280
1,988	Apple Hospitality REIT, Inc.	31,530
2,703	Ares Commercial Real Estate Corporation	40,167
2,231	Armada Hoffler Properties, Inc.	36,923
7,097	Ashford Hospitality Trust, Inc.	21,078
1,489	BBX Capital Corporation	7,311
662	Bluerock Residential Growth REIT, Inc.	7,778
1,249	Brandywine Realty Trust	17,886
10,869	Brixmor Property Group, Inc.	194,338
9,974	Camden Property Trust	1,041,186
473	CareTrust REIT, Inc.	11,248
10,195	CBL & Associates Properties, Inc.	10,603
13,733	Cedar Realty Trust, Inc.	36,392
3,042	Chatham Lodging Trust	57,402
744	Choice Properties REIT	7,772
1,713	City Office REIT, Inc.	20,539
235	Columbia Property Trust, Inc.	4,874
2,174	CoreCivic, Inc.	45,132
1,442	Corepoint Lodging, Inc.	17,866
11,160	CoreSite Realty Corporation	1,285,297
4,486	Corporate Office Properties Trust	118,296
1,783	CoStar Group, Inc.[a]	987,889
32,927	Cousins Properties, Inc.	1,190,970
722	CubeSmart	24,144
1,112	CyrusOne, Inc.	64,185
600	Daito Trust Construction Company, Ltd.	76,519
248	Deutsche EuroShop AG	6,854
1,098	DiamondRock Hospitality Company	11,353
4,000	Digital Realty Trust, Inc.	471,160
4,646	Douglas Emmett, Inc.	185,097
18,200	Duke Realty Corporation	575,302
329	EastGroup Properties, Inc.	38,157
3,332	Empire State Realty Trust, Inc.	49,347
1,592	EPR Properties	118,747
1,198	Equity Commonwealth	38,959
159	Equity Lifestyle Properties, Inc.	19,293
1,907	Farmland Partners, Inc.	13,444
2,491	First Industrial Realty Trust, Inc.	91,519
267	Four Corners Property Trust, Inc.	7,297
6,219	Franklin Street Properties Corporation	45,896
3,492	Gaming and Leisure Properties, Inc.	136,118
4,200	GEO Group, Inc.	88,242
1,126	Getty Realty Corporation	34,636
2,518	Gladstone Commercial Corporation	53,432
246	Global Net Lease, Inc.	4,826
1,121	Granite REIT	51,609
2,697	Healthcare Realty Trust, Inc.	84,470
3,585	Healthcare Trust of America, Inc.	98,337
5,044	Highwoods Properties, Inc.	208,317
9,782	Hospitality Properties Trust	244,550
24,448	Host Hotels & Resorts, Inc.	445,443
181	Howard Hughes Corporation[a]	22,415
1,797	Hudson Pacific Properties, Inc.	59,786
11,000	Hysan Development Company, Ltd.	56,839
1,199	Industrial Logistics Properties Trust	24,963
471	Investors Real Estate Trust	27,634
2,713	iSTAR Financial, Inc.	33,695
1,966	JBG SMITH Properties	77,342
2,050	Jones Lang LaSalle, Inc.	288,414
4,204	Kilroy Realty Corporation	310,297
1,746	Kite Realty Group Trust	26,417
2,857	Klepierre SA	95,718
2,231	Lamar Advertising Company	180,064
1,524	Lexington Realty Trust	14,341
2,453	Liberty Property Trust	122,748
485	Life Storage, Inc.	46,114
145	LTC Properties, Inc.	6,621
830	Mack-Cali Realty Corporation	19,331
4,272	Medical Properties Trust, Inc.	74,504
378	MGM Growth Properties LLC	11,586
53,013	Mirvac Group	116,699
2,573	Monmouth Real Estate Investment Corporation	34,864
385	National Health Investors, Inc.	30,042
2,265	National Storage Affiliates Trust	65,549
1,245	Office Properties Income Trust	32,706
2,447	Omega Healthcare Investors, Inc.	89,927
1,689	One Liberty Properties, Inc.	48,913
3,997	Outfront Media, Inc.	103,083
2,102	Paramount Group, Inc.	29,449
3,520	Pebblebrook Hotel Trust	99,194
3,834	Pennsylvania REIT	24,921
64,481	Physicians Realty Trust	1,124,549
848	Piedmont Office Realty Trust, Inc.	16,901
3,480	PotlatchDeltic Corporation	135,650
164	PS Business Parks, Inc.	27,639
9,175	QTS Realty Trust, Inc.	423,701
1,199	Quebecor, Inc.	28,557
2,806	Rayonier, Inc. REIT	85,022
1,270	RE/MAX Holdings, Inc.	39,065
7,078	Realogy Holdings Corporation	51,245
1,107	Redfin Corporation[a]	19,904
519	Retail Opportunity Investments Corporation	8,890
7,084	Retail Properties of America, Inc.	83,308
1,758	RLJ Lodging Trust	31,187

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.6%)	Value
Real Estate (1.5%) - continued
246	RMR Group, Inc.	$11,557
3,000	Road King Infrastructure, Ltd.	6,192
2,187	RPT Realty	26,485
926	Ryman Hospitality Properties	75,089
8,592	Sabra Health Care REIT, Inc.	169,176
497	Saul Centers, Inc.	27,897
8,994	SBA Communications Corporation[a]	2,022,211
10,718	Senior Housing Property Trust	88,638
881	Seritage Growth Properties	37,848
757	SITE Centers Corporation	10,023
1,637	Spirit Realty Capital, Inc.	69,834
3,019	St. Joe Company[a]	52,168
816	STAG Industrial, Inc.	24,676
2,066	Store Capital Corporation	68,571
5,085	Summit Hotel Properties, Inc.	58,325
2,002	Sunstone Hotel Investors, Inc.	27,447
500	Swire Pacific, Ltd.	6,144
1,778	Tanger Factory Outlet Centers, Inc.	28,821
1,105	Taubman Centers, Inc.	45,117
27,877	Terreno Realty Corporation	1,367,088
1,548	UMH Properties, Inc.	19,211
173	Universal Health Realty Income Trust	14,693
3,958	Urban Edge Properties	68,592
1,923	Urstadt Biddle Properties, Inc.	40,383
4,528	VICI Properties, Inc.	99,797
6,233	Washington Prime Group, Inc.	23,810
382	Washington REIT	10,211
2,490	Weingarten Realty Investors	68,276
779	Weyerhaeuser Company	20,519
8,600	Wing Tai Holdings, Ltd.	13,167
601	Xenia Hotels & Resorts, Inc.	12,531

	Total	22,511,740

Utilities (0.6%)
9,753	AGL Energy, Ltd.	137,161
12,550	Alliant Energy Corporation	615,954
2,095	Artesian Resources Corporation	77,871
105	Chesapeake Utilities Corporation	9,977
10,550	CMS Energy Corporation	610,951
1,640	Consolidated Water Company, Ltd.	23,386
1,490	Contact Energy, Ltd.	8,017
5,137	Enagas SA	137,089
7,000	Entergy Corporation	720,510
26,378	Exelon Corporation	1,264,561
4,449	MDU Resources Group, Inc.	114,784
1,017	Middlesex Water Company	60,257
14,567	New Jersey Resources Corporation	725,000
10,336	NorthWestern Corporation	745,743
24,175	PNM Resources, Inc.	1,230,749
8,900	Public Service Enterprise Group, Inc.	523,498
9,474	Southwest Gas Holdings, Inc.	849,060
1,198	Unitil Corporation	71,748

	Total	7,926,316

	Total Common Stock (cost $542,184,226)	699,573,606

	Registered Investment Companies (36.9%)
Affiliated (35.7%)
6,531,466	Thrivent Core International Equity Fund	62,636,758
5,119,867	Thrivent Core Low Volatility Equity Fund	60,107,244
4,131,407	Thrivent Global Stock Portfolio	53,942,957
2,035,396	Thrivent High Yield Portfolio	9,663,044
516,094	Thrivent Income Portfolio	5,357,622
13,468,075	Thrivent International Allocation Portfolio	130,069,277
3,717,543	Thrivent Large Cap Value Portfolio	65,661,838
994,693	Thrivent Limited Maturity Bond Portfolio	9,862,583
4,394,573	Thrivent Mid Cap Stock Portfolio	79,646,368
2,577,880	Thrivent Small Cap Stock Portfolio	47,124,425

	Total	524,072,116

Unaffiliated (1.2%)
13,394	iShares Russell 2000 Growth Index Fund[c]	2,690,453
8,880	iShares Russell 2000 Index Fund[c]	1,380,840
6,598	iShares Russell 2000 Value Index Fund	795,059
19,512	Materials Select Sector SPDR Fund[c]	1,141,452
2,905	ProShares Ultra S&P 500	366,059
20,723	SPDR S&P 500 ETF Trust	6,071,839
24,523	SPDR S&P Biotech ETF[c]	2,150,912
12,338	SPDR S&P Retail ETF	522,761
31,002	Vanguard Real Estate ETF	2,709,575

	Total	17,828,950

	Total Registered Investment Companies (cost $504,027,415)	541,901,066

Principal Amount	Long-Term Fixed Income (4.5%)
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$20,317	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	8,687
	Sequoia Mortgage Trust
65,202	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	53,172
	WaMu Mortgage Pass Through Certificates
28,705	3.841%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	27,582
45,341	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	44,330

	Total	133,771

Commercial Mortgage-Backed Securities (<0.1%)
	Federal Home Loan Mortgage Corporation - REMIC
575,000	3.859%, 11/25/2051, Ser. K086, Class A2[e,f]	638,135

	Total	638,135

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
8,575,000	3.500%, 7/1/2034[g]	8,850,552
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,175,000	3.000%, 7/1/2049[g]	3,200,635

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Mortgage-Backed Securities (2.1%) - continued
$7,375,000	3.500%, 7/1/2049[g]	$7,537,480
7,390,000	4.000%, 7/1/2049[g]	7,636,093
	Government National Mortgage Association Conventional 30-Yr. Pass Through
3,000,000	4.500%, 7/1/2049[g]	3,126,973

	Total	30,351,733

U.S. Government & Agencies (2.4%)
	U.S. Treasury Bonds
920,000	2.250%, 11/15/2027	941,311
5,000,000	2.875%, 5/15/2028	5,365,625
170,000	5.250%, 11/15/2028	217,308
120,000	3.000%, 5/15/2042	131,273
2,413,000	2.500%, 5/15/2046	2,395,939
	U.S. Treasury Notes
360,000	1.000%, 10/15/2019	358,847
825,000	1.500%, 10/31/2019	823,324
650,000	1.750%, 11/30/2019	648,959
665,000	1.375%, 9/30/2020	660,662
100,000	2.500%, 2/28/2021	101,094
1,045,000	1.125%, 8/31/2021	1,030,917
940,000	2.000%, 11/30/2022	948,188
500,000	2.125%, 7/31/2024	508,223
2,330,000	2.250%, 11/15/2024	2,383,153
2,040,000	2.125%, 11/30/2024	2,073,947
640,000	2.625%, 1/31/2026	670,000
15,030,000	2.500%, 2/28/2026	15,623,568

	Total	34,882,338

	Total Long-Term Fixed Income (cost $64,517,398)	66,005,977

Shares	Collateral Held for Securities Loaned (1.2%)
17,912,925	Thrivent Cash Management Trust	17,912,925

	Total Collateral Held for Securities Loaned (cost $17,912,925)	17,912,925

Shares or Principal Amount	Short-Term Investments (13.1%)
	Federal Home Loan Bank Discount Notes
2,700,000	2.393%, 7/5/2019[h,i]	2,699,340
1,000,000	2.390%, 7/10/2019[h,i]	999,450
2,100,000	2.355%, 7/19/2019[h,i]	2,097,690
8,400,000	2.400%, 7/23/2019[h,i]	8,388,707
1,400,000	2.360%, 7/25/2019[h,i]	1,397,947
400,000	2.310%, 8/1/2019[h,i]	399,239
1,900,000	2.370%, 8/6/2019[h,i]	1,895,801
1,000,000	2.200%, 8/28/2019[h,i]	996,439
600,000	2.210%, 9/5/2019[h,i]	597,624
	Thrivent Core Short-Term Reserve Fund
17,266,264	2.590%	172,662,638

	Total Short-Term Investments (cost $192,130,485)	192,134,875

	Total Investments (cost $1,320,772,449) 103.3%	$1,517,528,449

	Other Assets and Liabilities, Net (3.3%)	(48,888,776)

	Total Net Assets 100.0%	$1,468,639,673

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $337,314 or 0.0% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	All or a portion of the security is insured or guaranteed.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$17,809,087

Total lending	$17,809,087
Gross amount payable upon return of collateral for securities loaned	$17,912,925

Net amounts due to counterparty	$103,838

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (15.5%)[a]	Value
Basic Materials (0.5%)
	Ball Metalpack Finco, LLC, Term Loan
$207,900	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$204,522
	Big River Steel, LLC, Term Loan
417,562	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	418,606
	Hexion International Holdings BV, Term Loan
120,000	5.350%, (LIBOR 3M + 3.000%), 11/1/2020[b]	119,926
	Hexion, Inc., Term Loan
210,000	0.000%, (LIBOR 3M + 3.500%), 6/27/2026[b,c,d,e]	209,737
	Momentive Performance Materials USA, LLC, Term Loan
337,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	333,630
	Pixelle Specialty Solutions, LLC, Term Loan
537,300	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	529,240
	Starfruit US Holdco, LLC, Term Loan
234,413	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	230,409

	Total	2,046,070

Capital Goods (1.1%)
	Advanced Disposal Services, Inc., Term Loan
367,686	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	367,042
	Flex Acquisition Company, Inc. Term Loan
314,840	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	298,198
	GFL Environmental, Inc., Term Loan
1,076,213	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,057,767
	Natgasoline, LLC, Term Loan
432,825	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	431,743
	Navistar, Inc., Term Loan
765,312	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	762,680
	TransDigm, Inc., Term Loan
540,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	529,707
	Vertiv Group Corporation, Term Loan
1,123,174	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,067,015

	Total	4,514,152

Communications Services (3.5%)
	Altice France SA, Term Loan
343,000	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	325,973
	CenturyLink, Inc., Term Loan
1,201,700	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,172,330
	Charter Communications Operating, LLC, Term Loan
374,300	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	373,739
	CommScope Inc., Term Loan
915,000	5.652%, (LIBOR 1M + 3.250%), 4/4/2026[b]	911,340
	CSC Holdings, LLC, Term Loan
632,100	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	621,234
1,080,000	5.394%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,080,270
	Entercom Media Corporation, Term Loan
534,269	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	533,158
	Frontier Communications Corporation, Term Loan
893,351	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	874,742
	Gray Television, Inc., Term Loan
370,934	4.681%, (LIBOR 3M + 2.250%), 2/7/2024[b]	369,080
348,250	4.931%, (LIBOR 3M + 2.500%), 1/2/2026[b]	347,728
	HCP Acquisition, LLC, Term Loan
693,627	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	688,861
	Intelsat Jackson Holdings SA, Term Loan
490,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	484,487
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b],[c]	960,175
152,838	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b],[c]	151,309
	Mediacom Illinois, LLC, Term Loan
340,687	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	337,792
	NEP Group, Inc., Term Loan
716,400	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	714,165
	Sprint Communications, Inc., Term Loan
1,417,375	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,394,343
552,225	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	546,532
	TNS, Inc., Term Loan
288,500	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	284,172
	Unitymedia Finance, LLC, Term Loan
360,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	358,895
	Virgin Media Bristol, LLC, Term Loan
960,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[b]	955,843
	WideOpenWest Finance, LLC, Term Loan
592,447	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	577,933

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (15.5%)[a]	Value
Communications Services (3.5%) - continued
	Windstream Services, LLC, Term Loan
$390,000	4.910%, (LIBOR 1M + 2.500%), 2/26/2021[b]	$390,000
203,439	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	208,960

	Total	14,663,061

Consumer Cyclical (2.1%)
	Boyd Gaming Corporation, Term Loan
281,784	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	279,992
	Cengage Learning, Inc., Term Loan
926,323	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	886,427
	Eldorado Resorts, Inc., Term Loan
217,743	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	216,722
	Four Seasons Hotels, Ltd., Term Loan
566,288	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	564,793
	Golden Entertainment, Inc., Term Loan
1,032,550	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,027,387
	Golden Nugget, LLC, Term Loan
801,932	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	794,554
	IAA, Inc., Term Loan
225,000	0.000%, (LIBOR 3M + 2.250%), 5/22/2026[b,d,e]	225,562
	Mohegan Gaming and Entertainment, Term Loan
902,649	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	839,301
	Scientific Games International, Inc., Term Loan
1,828,741	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,799,535
	Staples, Inc., Term Loan
245,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	232,750
740,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	709,357
	Stars Group Holdings BV, Term Loan
914,400	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	913,925
	Tenneco, Inc., Term Loan
646,750	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	596,142

	Total	9,086,447

Consumer Non-Cyclical (3.3%)
	Air Medical Group Holdings, Inc., Term Loan
1,777,925	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,671,570
	Albertson’s, LLC, Term Loan
724,648	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	723,561
1,243,750	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,236,673
	Amneal Pharmaceuticals, LLC, Term Loan
633,452	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	628,042
	Bausch Health Companies, Inc., Term Loan
1,102,250	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,101,567
	Chobani, LLC, Term Loan
538,620	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	529,027
	Endo International plc, Term Loan
1,435,005	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,344,126
	Energizer Holdings, Inc., Term Loan
319,200	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	317,805
	Grifols Worldwide Operations USA, Inc., Term Loan
591,387	4.635%, (LIBOR 1W + 2.250%), 1/31/2025[b]	589,436
	JBS USA LUX SA, Term Loan
608,475	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	606,954
	Libbey Glass, Inc., Term Loan
296,386	5.412%, (LIBOR 1M + 3.000%), 4/9/2021[b]	233,034
	Mallinckrodt International Finance SA, Term Loan
718,182	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	645,243
	McGraw-Hill Global Education Holdings, LLC, Term Loan
774,260	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	737,003
	MPH Acquisition Holdings, LLC, Term Loan
750,000	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b,d,e]	715,980
	Ortho-Clinical Diagnostics SA, Term Loan
1,262,625	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,212,650
	Plantronics, Inc., Term Loan
597,395	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	593,165
	Prime Security Services Borrower, LLC, Term Loan
435,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	431,777
	Revlon Consumer Products Corporation, Term Loan
532,676	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	443,676

	Total	13,761,289

Energy (1.1%)
	BCP Raptor II, LLC, Term Loan
405,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	384,414
	Calpine Corporation, Term Loan
599,079	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	595,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (15.5%)[a]	Value
Energy (1.1%) - continued
	CONSOL Energy, Inc., Term Loan
$433,913	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	$432,285
	Consolidated Energy Finance SA, Term Loan
396,000	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	385,110
	Fieldwood Energy, LLC, Term Loan
435,000	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	401,966
	HFOTCO, LLC, Term Loan
965,250	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	964,044
	Radiate Holdco, LLC, Term Loan
1,556,121	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,518,276

	Total	4,681,592

Financials (2.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
736,822	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	735,444
	Cyxtera DC Holdings, Inc., Term Loan
191,100	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	177,127
105,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	90,750
	Digicel International Finance, Ltd., Term Loan
950,492	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	822,176
	Genworth Holdings, Inc., Term Loan
173,250	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	174,442
	GGP Nimbus, LLC, Term Loan
1,047,087	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,021,025
	Grizzly Finco, Term Loan
714,600	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	713,214
	Harland Clarke Holdings Corporation, Term Loan
829,652	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	714,886
	Level 3 Parent, LLC, Term Loan
1,275,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,264,162
	MoneyGram International, Inc., Term Loan
405,300	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	392,805
	Sable International Finance, Ltd., Term Loan
1,491,307	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,493,171
	Trans Union, LLC, Term Loan
581,759	4.402%, (LIBOR 1M + 2.000%), 4/9/2023[b]	580,409
	Tronox Finance, LLC, Term Loan
1,310,535	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	1,296,263

	Total	9,475,874

Technology (1.0%)
	First Data Corporation, Term Loan
1,620,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,617,991
	Micron Technology, Inc., Term Loan
819,440	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	817,736
	Rackspace Hosting, Inc., Term Loan
1,504,694	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,386,576
	SS&C Technologies Holdings Europe SARL, Term Loan
206,201	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	205,273
	SS&C Technologies, Inc., Term Loan
300,677	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	299,324

	Total	4,326,900

Utilities (0.7%)
	Arctic LNG Carriers, Ltd., Term Loan
1,225,000	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	1,200,500
	Core and Main, LP, Term Loan
487,575	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	485,898
	EnergySolutions, LLC, Term Loan
346,500	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	330,907
	Talen Energy Supply, LLC, Term Loan
290,000	0.000%, (LIBOR 1M + 3.750%), 6/28/2026[b,d,e]	288,188
341,252	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	340,931
	TerraForm Power Operating, LLC, Term Loan
315,990	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	314,015

	Total	2,960,439

	Total Bank Loans (cost $66,744,978)	65,515,824

Shares	Common Stock (47.0%)
Communications Services (2.8%)
4,912	Activision Blizzard, Inc.	231,846
1,727	Alphabet, Inc., Class Ag	1,869,996
763	Alphabet, Inc., Class Cg	824,734
81,377	Auto Trader Group plc[h]	566,774
4,940	CBS Corporation	246,506
24,690	Comcast Corporation	1,043,893
11,990	DISH Network Corporation[g]	460,536
5,957	Facebook, Inc.[g]	1,149,701
1,462	Ipsos SA	38,550
24,200	KDDI Corporation	615,810
60,230	Mediaset Espana Comunicacion SA	438,416
557	News Corporation	7,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value
Communications Services (2.8%) - continued
2,300	NTT DOCOMO, Inc.	$53,663
3,458	Rightmove plc	23,525
19,505	Seven West Media, Ltd.[g]	6,370
36,520	Telenor ASA	775,911
175,492	Telstra Corporation, Ltd.	474,549
7,143	Tencent Holdings, Ltd., ADR	323,292
14,400	TV Asahi Holdings Corporation	232,708
12,974	Twitter, Inc.[g]	452,793
26,920	Verizon Communications, Inc.	1,537,940
661	Walt Disney Company	92,302
3,253	Wolters Kluwer NV	236,660

	Total	11,704,251

Consumer Discretionary (4.0%)
1,274	Amazon.com, Inc.[g]	2,412,485
23,185	American Axle & Manufacturing Holdings, Inc.[g]	295,841
1,900	AOKI Holdings, Inc.	18,843
1,600	Aoyama Trading Company, Ltd.	31,411
4,062	Aptiv plc	328,331
2,100	Autobacs Seven Company, Ltd.	34,697
24,079	Barratt Developments plc	175,223
4,600	Benesse Holdings, Inc.	107,352
8,426	Berkeley Group Holdings plc	399,339
206	Booking Holdings, Inc.[g]	386,190
1,129	Bovis Homes Group plc	14,843
1,700	Bridgestone Corporation	67,063
1,744	Bright Horizons Family Solutions, Inc.[g]	263,117
1,861	Bunzl plc	49,105
10,030	Caesars Entertainment Corporation[g]	118,555
3,356	Carnival plc	147,693
1,186	Century Casinos, Inc.[g]	11,504
3,197	Children’s Place, Inc.	304,930
2,400	Chiyoda Company, Ltd.	35,151
5,012	Cie Generale des Etablissements Michelin	633,725
55,800	Citizen Watch Company, Ltd.	287,127
1,459	Compass Group plc	34,975
4,737	Countryside Properties plc[h]	17,967
6,502	Crocs, Inc.[g]	128,414
5,171	D.R. Horton, Inc.	223,025
16,400	Denso Corporation	691,524
1,009	Emerald Expositions Events, Inc.	11,250
6,559	Etsy, Inc.[g]	402,526
900	Exedy Corporation	18,900
3,343	G-III Apparel Group, Ltd.[g]	98,351
8,558	Harley-Davidson, Inc.	306,633
5,537	Home Depot, Inc.	1,151,530
5,073	Inchcape plc	39,756
9,740	Lowe’s Companies, Inc.	982,863
2,350	Lululemon Athletica, Inc.[g]	423,493
1,350	Mohawk Industries, Inc.[g]	199,084
25,240	Moneysupermarket.com Group plc	132,222
1,415	Netflix, Inc.[g]	519,758
16,400	NHK Spring Company, Ltd.	126,781
6,526	NIKE, Inc.	547,858
114,100	Nissan Motor Company, Ltd.	817,238
5,975	Norwegian Cruise Line Holdings, Ltd.[g]	320,439
2,100	Onward Holdings Company, Ltd.	11,600
2,344	Oxford Industries, Inc.	177,675
1,600	Plenus Company, Ltd.	26,097
12,530	Red Rock Resorts, Inc.	269,144
21,141	Redrow plc	146,403
2,950	RHg	341,020
4,200	Sangetsu Company, Ltd.	77,378
27,600	Sekisui House, Ltd.	454,754
1,100	SHIMAMURA Company, Ltd.	82,353
3,352	Starbucks Corporation	280,998
37,400	Sumitomo Rubber Industries, Ltd.	433,177
7,535	Super Retail Group, Ltd.	43,613
800	Takara Standard Company, Ltd.	12,693
81,076	Taylor Wimpey plc	162,692
11,513	Toll Brothers, Inc.	421,606
19,900	Toyoda Gosei Company, Ltd.	388,913
400	TS Tech Company, Ltd.	10,926
1,700	United Arrows, Ltd.	53,149
2,842	WH Smith plc	71,189
20,300	Yahoo Japan Corporation	59,713
4,338	Zumiez, Inc.[g]	113,222

	Total	16,955,427

Consumer Staples (2.8%)
2,500	Arcs Company, Ltd.	49,933
5,356	Bunge, Ltd.	298,383
3,329	Carlsberg AS	441,749
2,146	Casey’s General Stores, Inc.	334,755
1,300	Church & Dwight Company, Inc.	94,978
11,082	Colgate-Palmolive Company	794,247
23,095	Cott Corporation	308,318
10,425	Empire Company, Ltd.	262,546
3,555	ForFarmers BV	30,106
799	Glanbia plc	12,991
25,333	Hain Celestial Group, Inc.[g]	554,793
58,000	Japan Tobacco, Inc.	1,278,533
3,315	John B. Sanfilippo & Son, Inc.	264,172
2,190	Kimberly-Clark Corporation	291,883
446	L’Oreal SA	126,810
800	Ministop Company, Ltd.	11,513
3,901	Monster Beverage Corporation[g]	249,001
4,810	PepsiCo, Inc.	630,735
7,494	Philip Morris International, Inc.	588,504
7,300	Sugi Holdings Company, Ltd.	345,734
14,500	Sundrug Company, Ltd.	393,250
28,656	SunOpta, Inc.[g,i]	94,278
5,758	Swedish Match AB	243,438
6,325	TreeHouse Foods, Inc.[g]	342,183
1,100	TSURUHA Holdings, Inc.	102,018
7,231	Turning Point Brands, Inc.	354,174
14,516	Unilever NV	881,966
20,891	Unilever plc	1,296,819
11,831	Wal-Mart Stores, Inc.	1,307,207

	Total	11,985,017

Energy (2.0%)
12,785	BP plc ADR	533,135
55,808	Callon Petroleum Company[g]	367,775
10,920	Chevron Corporation	1,358,885
6,067	Contura Energy, Inc.[g]	314,877
2,800	Diamondback Energy, Inc.	305,116
15,925	EQT Corporation	251,774
36,294	Euronav NV	342,615
3,242	Exxon Mobil Corporation	248,434
571	Gaztransport Et Technigaz SA	57,278
11,208	Halliburton Company	254,870
5,600	JXTG Holdings, Inc.	27,910
34,170	Marathon Oil Corporation	485,556
8,777	Marathon Petroleum Corporation	490,459
8,610	Nine Energy Service, Inc.[g]	149,211
19,091	Pacific Drilling SAg	240,547

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value
Energy (2.0%) - continued
23,225	Patterson-UTI Energy, Inc.	$267,320
3,765	Pioneer Natural Resources Company	579,283
24,730	Royal Dutch Shell plc, Class A	807,130
34,773	Royal Dutch Shell plc, Class B	1,139,400
4,761	Talos Energy, Inc.[g]	114,502
21,723	WPX Energy, Inc.[g]	250,032

	Total	8,586,109

Financials (8.0%)
1,406	Aareal Bank AG	37,039
8,940	Aflac, Inc.	490,001
1,696	Allianz SE	409,035
1,883	Allstate Corporation	191,482
17,000	Ally Financial, Inc.	526,830
5,662	American Financial Group, Inc.	580,185
5,020	American International Group, Inc.	267,466
809	Ameriprise Financial, Inc.	117,434
35,003	Ares Capital Corporation	627,954
1,378	Argo Group International Holdings, Ltd.	102,041
23,207	Assured Guaranty, Ltd.	976,551
26,628	Banca Monte dei Paschi di Siena SPA[g,i]	32,622
15,516	Bank Leumi Le-Israel BM	112,150
73,985	Bank of America Corporation	2,145,565
308	Bank of Marin Bancorp	12,634
11,384	Bank of Montreal	859,918
1,072	Berkshire Hathaway, Inc.[g]	228,518
481	BlackRock, Inc.	225,733
12,140	Blackstone Group, LP	539,259
2,964	Blackstone Mortgage Trust, Inc.	105,459
1,602	BOK Financial Corporation	120,919
10,908	BrightSphere Investment Group	124,460
7,530	Capital One Financial Corporation	683,272
4,760	Charles Schwab Corporation	191,304
2,830	Chubb, Ltd.	416,831
47,052	CI Financial Corporation	766,744
23,441	Citigroup, Inc.	1,641,573
17,883	CNP Assurances	405,915
2,107	Cohen & Steers, Inc.	108,384
7,641	Comerica, Inc.	555,042
1,246	Community Trust Bancorp, Inc.	52,693
14,500	DBS Group Holdings, Ltd.	278,546
784	Deutsche Boerse AG	110,677
16,170	Deutsche Pfandbriefbank AGh	194,706
27,878	Direct Line Insurance Group plc	117,514
6,615	Discover Financial Services	513,258
15,073	DnB ASA	280,865
12,472	E*TRADE Financial Corporation	556,251
2,033	Ellington Residential Mortgage REIT	21,875
8,645	Euronext NVh	654,074
313	FBL Financial Group, Inc.	19,969
23,200	Fifth Third Bancorp	647,280
370	Financial Institutions, Inc.	10,786
2,571	First Busey Corporation	67,900
754	First Citizens BancShares, Inc.	339,504
335	First Defiance Financial Corporation	9,571
140	First Financial Corporation	5,622
4,941	First Interstate BancSystem, Inc.	195,713
239	First Mid-Illinois Bancshares, Inc.	8,346
4,300	First Republic Bank	419,895
66,501	FlexiGroup, Ltd.	76,217
8,344	Genworth MI Canada, Inc.[i]	264,041
872	Goldman Sachs Group, Inc.	178,411
1,668	Great Southern Bancorp, Inc.	99,830
1,827	Hamilton Lane, Inc.	104,249
4,003	Hancock Whitney Corporation	160,360
11,718	Hartford Financial Services Group, Inc.	652,927
17,191	Heritage Commerce Corporation	210,590
958	Hometrust Bancshares, Inc.	24,084
3,846	Horace Mann Educators Corporation	154,955
2,044	Houlihan Lokey, Inc.	91,019
18,740	Huntington Bancshares, Inc.	258,987
4,453	IBERIABANK Corporation	337,760
433	Independent Bank Corporation	9,435
4,228	Intercontinental Exchange, Inc.	363,354
72,575	Israel Discount Bank, Ltd.	295,917
6,165	J.P. Morgan Chase & Company	689,247
3,509	Kemper Corporation	302,792
32,520	KeyCorp	577,230
646	Lakeland Bancorp, Inc.	10,433
6,300	Laurentian Bank of Canada	216,390
935,926	Lloyds TSB Group plc	672,203
1,635	M&T Bank Corporation	278,065
38,873	Manulife Financial Corporation	706,485
504	Markel Corporation[g]	549,158
173,434	Medibank Private, Ltd.	425,557
8,597	Meridian Bancorp, Inc.	153,800
7,830	MetLife, Inc.	388,916
3,229	MidWestOne Financial Group, Inc.	90,283
31,600	Mizuho Financial Group, Inc.	45,950
6,540	Morgan Stanley	286,517
3,394	National Bank of Canada	161,232
4,457	Northern Trust Corporation	401,130
2,245	Paragon Banking Group plc	12,510
2,520	Pargesa Holding SA	194,356
12,163	PCSB Financial Corporation	246,301
266	Peapack-Gladstone Financial Corporation	7,480
1,550	Primerica, Inc.	185,923
2,560	Prudential Financial, Inc.	258,560
214	QCR Holdings, Inc.	7,462
15,650	Radian Group, Inc.	357,603
5,010	Raymond James Financial, Inc.	423,596
19,300	Resona Holdings, Inc.	80,512
1,087	S&P Global, Inc.	247,608
2,140	Sandy Spring Bancorp, Inc.	74,643
8,582	Santander Consumer USA Holdings Inc.	205,625
8,286	Seacoast Banking Corporation of Florida[g]	210,796
2,600	Senshu Ikeda Holdings, Inc.	4,810
2,456	Skandinaviska Enskilda Banken AB	22,740
25,149	SLM Corporation	244,448
3,621	State Auto Financial Corporation	126,735
2,414	State Street Corporation	135,329
2,590	Stifel Financial Corporation	152,965
9,666	Synovus Financial Corporation	338,310
3,612	Topdanmark AS	203,849
17,351	Toronto-Dominion Bank	1,013,859
4,489	TrustCo Bank Corporation	35,553
7,640	U.S. Bancorp	400,336
4,937	United Community Banks, Inc.	141,001
218	Washington Trust Bancorp, Inc.	11,375
1,290	Wells Fargo & Company	61,043
27,615	Zions Bancorporations NA	1,269,738

	Total	34,019,955

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value
Health Care (6.5%)
4,303	Abbott Laboratories	$361,882
2,484	Abcam plc	46,498
7,635	Agilent Technologies, Inc.	570,105
4,672	Amgen, Inc.	860,956
2,939	Amplifon SPA	68,864
2,486	Anthem, Inc.	701,574
12,550	Bausch Health Companies, Inc.[g]	316,511
582	Biogen, Inc.[g]	136,112
3,925	Catalent, Inc.[g]	212,774
1,150	Cigna Holding Company	181,183
12,207	CVS Health Corporation	665,159
8,174	Danaher Corporation	1,168,228
4,690	Edwards Lifesciences Corporation[g]	866,431
19,614	Gilead Sciences, Inc.	1,325,122
6,661	GlaxoSmithKline plc	133,519
1,814	GN Store Nord AS	84,800
21,949	Halozyme Therapeutics, Inc.[g]	377,084
1,623	Humana, Inc.	430,582
1,089	Illumina, Inc.[g]	400,915
739	Intuitive Surgical, Inc.[g]	387,642
2,550	Jazz Pharmaceuticals, Inc.[g]	363,528
15,950	Johnson & Johnson	2,221,516
1,100	KYORIN Holdings, Inc.	19,505
2,836	LHC Group, Inc.[g]	339,129
2,125	Ligand Pharmaceuticals, Inc.[g]	242,569
381	LNA Sante	19,106
17,338	Medtronic plc	1,688,548
17,180	Merck & Company, Inc.	1,440,543
1,079	Neurocrine Biosciences, Inc.[g]	91,100
16,409	Novartis AG	1,498,007
30,505	Novo Nordisk AS	1,558,110
2,315	Omnicell, Inc.[g]	199,159
8,334	Optinose, Inc.[g,i]	59,005
2,031	PerkinElmer, Inc.	195,667
28,220	Pfizer, Inc.	1,222,490
5,940	Recordati SPA	247,581
4,857	Roche Holding AG	1,365,729
5,794	Syneos Health, Inc.[g]	296,015
444	Teleflex, Inc.	147,031
4,259	Thermo Fisher Scientific, Inc.	1,250,783
8,126	UnitedHealth Group, Inc.	1,982,825
2,950	Universal Health Services, Inc.	384,651
1,497	Varian Medical Systems, Inc.[g]	203,787
1,226	Vertex Pharmaceuticals, Inc.[g]	224,824
860	West Pharmaceutical Services, Inc.	107,629
10,574	Wright Medical Group NVg,i	315,317
3,798	Zoetis, Inc.	431,035

	Total	27,411,130

Industrials (7.0%)
14,011	ACS Actividades de Construccion y Servicios, SA	560,566
2,050	Acuity Brands, Inc.	282,715
9,912	AGCO Corporation	768,874
7,100	Altra Industrial Motion Corporation	254,748
6,987	AMETEK, Inc.	634,699
6,282	Arcosa, Inc.	236,392
1,095	ASGN, Inc.[g]	66,357
23,174	Atlas Copco AB, Class A	742,626
20,673	Atlas Copco AB, Class B	594,358
1,245	AZZ, Inc.	57,295
910	Boeing Company	331,249
4,383	Brink’s Company	355,812
1,762	Bureau Veritas SA	43,491
2,331	BWX Technologies, Inc.	121,445
2,764	Caterpillar, Inc.	376,706
1,989	CBIZ, Inc.[g]	38,965
2,441	CIA De Distribucion Integral	55,274
2,561	Crane Company	213,690
319	CSW Industrials, Inc.	21,740
10,858	CSX Corporation	840,083
4,468	Curtiss-Wright Corporation	568,017
10,710	Delta Air Lines, Inc.	607,792
184	Dycom Industries, Inc.[g]	10,832
5,287	EMCOR Group, Inc.	465,785
7,366	Emerson Electric Company	491,460
4,643	Encore Wire Corporation	271,987
29	Geberit AG	13,555
3,285	General Dynamics Corporation	597,279
289	Gorman-Rupp Company	9,488
1,801	Granite Construction, Inc.	86,772
1,900	GS Yuasa Corporation	36,736
32,976	GWA Group, Ltd.	79,223
5,900	Hino Motors, Ltd.	49,797
12,236	Honeywell International, Inc.	2,136,283
3,450	Huntington Ingalls Industries, Inc.	775,353
754	ICF International, Inc.	54,891
2,717	IDEX Corporation	467,704
3,316	Illinois Tool Works, Inc.	500,086
3,900	Inaba Denki Sangyo Company, Ltd.	163,946
5,140	Ingersoll-Rand plc	651,084
7,580	Johnson Controls International plc	313,130
6,017	Koninklijke Philips NV	261,595
4,881	Legrand SA	356,877
2,974	Lincoln Electric Holdings, Inc.	244,820
2,691	Lockheed Martin Corporation	978,286
5,400	Marubeni Corporation	35,844
1,280	Masonite International Corporation[g]	67,430
3,000	Mitsuboshi Belting, Ltd.	53,109
2,400	Mitsui & Company, Ltd.	39,175
19,887	MRC Global, Inc.[g]	340,465
12,813	National Express Group plc	65,334
9,800	Nitto Kogyo Corporation	187,805
5,470	Nobina ABh	33,946
3,380	Norfolk Southern Corporation	673,735
3,906	Northgate plc	17,238
2,100	NSK, Ltd.	18,770
23,771	PageGroup plc	154,727
3,433	Parker Hannifin Corporation	583,644
13,503	Primoris Services Corporation	282,618
3,021	Raven Industries, Inc.	108,393
2,972	Regal-Beloit Corporation	242,842
33,536	RELX plc	813,400
8,759	Ritchie Brothers Auctioneers, Inc.	290,974
1,111	Rockwell Automation, Inc.	182,015
15,617	Sandvik AB	286,979
1,625	Schindler Holding AG, Participation Certificate	362,209
7,119	Schneider Electric SE	644,148
9,819	Signify NVh	290,295
22,474	SKF AB	413,732
15,400	Southwest Airlines Company	782,012
1,573	Spirax-Sarco Engineering plc	183,633
775	Standex International Corporation	56,683
33,400	Sumitomo Corporation	507,282
52,400	Sumitomo Electric Industries, Ltd.	689,721
1,500	Taikisha, Ltd.	45,435
1,925	Teledyne Technologies, Inc.[g]	527,200
4,200	Toppan Forms Company, Ltd.	33,093
2,814	Transcontinental, Inc.	31,351
1,697	TransUnion	124,746
3,100	Tsubakimoto Chain Company	101,441
326	UniFirst Corporation	61,474
5,550	United Continental Holdings, Inc.[g]	485,903

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value
Industrials (7.0%) - continued
1,050	United Parcel Service, Inc.	$108,434
12,404	United Technologies Corporation	1,615,001
1,802	Valmont Industries, Inc.	228,512
3,900	Verisk Analytics, Inc.	571,194
2,185	Waste Connections, Inc.	208,842
1,700	Yuasa Trading Company, Ltd.	47,600

	Total	29,388,247

Information Technology (9.3%)
3,630	Accenture plc	670,715
1,921	Advanced Energy Industries, Inc.[g]	108,095
29,916	Advanced Micro Devices, Inc.[g]	908,549
9,300	Akamai Technologies, Inc.[g]	745,302
3,150	Alliance Data Systems Corporation	441,409
8,324	Amadeus IT Holding SA	659,640
6,430	Amphenol Corporation	616,894
2,946	ANSYS, Inc.[g]	603,400
13,950	Apple, Inc.	2,760,984
1,050	Arista Networks, Inc.[g]	272,601
4,702	Automatic Data Processing, Inc.	777,382
2,556	Blackline, Inc.[g]	136,772
1,959	Booz Allen Hamilton Holding Corporation	129,705
34,800	Canon, Inc.[i]	1,019,051
7,030	Capgemini SA	874,062
2,155	CDK Global, Inc.	106,543
16,220	CGI, Inc.[g]	1,247,016
17,667	Ciena Corporation[g]	726,644
73,015	Cisco Systems, Inc.	3,996,111
7,728	Clearwater Energy, Inc.	125,039
2,738	Computer Services, Inc.	101,032
24,499	Computershare, Ltd.	279,404
6,050	DocuSign, Inc.[g]	300,745
13,263	Dolby Laboratories, Inc.	856,790
1,932	Euronet Worldwide, Inc.[g]	325,040
447	Fair Isaac Corporation[g]	140,367
1,546	Fiserv, Inc.[g]	140,933
931	Guidewire Software, Inc.[g]	94,385
30,285	Halma plc	777,801
1,478	Intel Corporation	70,752
4,709	International Business Machines Corporation	649,371
2,906	Intuit, Inc.	759,425
347	Jenoptik AG	11,221
3,400	KLA-Tencor Corporation	401,880
471	Kulicke and Soffa Industries, Inc.	10,621
574	Lam Research Corporation	107,820
16,098	Lattice Semiconductor Corporation[g]	234,870
5,817	MasterCard, Inc.	1,538,771
15,761	Micron Technology, Inc.[g]	608,217
33,477	Microsoft Corporation	4,484,579
810	Monolithic Power Systems, Inc.	109,982
1,948	Monotype Imaging Holdings, Inc.	32,804
1,370	Motorola Solutions, Inc.	228,420
6,478	National Instruments Corporation	272,011
5,200	NEC Networks & System Integration Corporation	132,734
1,277	NVIDIA Corporation	209,722
6,053	ON Semiconductor Corporation[g]	122,331
29,505	Oracle Corporation	1,680,900
4,959	PayPal Holdings, Inc.[g]	567,607
1,922	Pegasystems, Inc.	136,866
5,279	Plexus Corporation[g]	308,135
3,960	QUALCOMM, Inc.	301,237
1,902	Rogers Corporation[g]	328,247
2,100	Ryoyo Electro Corporation	34,483
3,824	Sage Group plc	39,000
4,945	SailPoint Technologies Holdings, Inc.[g]	99,098
3,095	Salesforce.com, Inc.[g]	469,604
19,500	Shinko Electric Industries Company, Ltd.	164,972
1,051	Splunk, Inc.[g]	132,163
1,939	Square, Inc.[g]	140,636
6,137	Synopsys, Inc.[g]	789,771
8,450	Teradata Corporation[g]	302,933
8,500	Teradyne, Inc.	407,235
11,632	Texas Instruments, Inc.	1,334,888
1,800	Tokyo Seimitsu Company, Ltd.	46,332
4,900	Trend Micro, Inc.	218,951
1,287	VeriSign, Inc.[g]	269,189
5,481	Virtusa Corporation[g]	243,521
5,534	Visa, Inc.	960,426
704	Workday, Inc.[g]	144,728
2,058	Xilinx, Inc.	242,679

	Total	39,291,543

Materials (2.1%)
8,980	Alcoa Corporation[g]	210,222
1,324	Balchem Corporation	132,360
6,750	Ball Corporation	472,432
39,041	BHP Group plc	998,452
22,718	BHP Group, Ltd.	660,380
1,563	Boise Cascade Company	43,936
4,379	Boliden AB	112,207
9,200	CF Industries Holdings, Inc.	429,732
3,395	Chemours Company	81,480
7,150	Eastman Chemical Company	556,485
241	Ecolab, Inc.	47,583
10,031	Granges AB	114,891
5,613	Hexpol AB	45,789
2,700	Hokuetsu Corporation	14,596
39,000	JFE Holdings, Inc.	574,268
14,800	JSR Corporation	234,437
1,133	Kadant, Inc.	102,888
874	Kaiser Aluminum Corporation	85,311
4,511	Koninklijke DSM NV	556,587
9,800	Kyoei Steel, Ltd.	173,560
1,600	Lintec Corporation	33,404
7,887	Louisiana-Pacific Corporation	206,797
27,700	Mitsubishi Gas Chemical Company, Inc.	370,498
8,500	Nippon Kayaku Company, Ltd.	102,474
38,100	Nippon Steel Corporation	655,703
2,566	OMNOVA Solutions, Inc.[g]	15,986
17,900	Owens-Illinois, Inc.	309,133
22,087	Sandfire Resources NL	104,147
500	Sanyo Special Steel Company, Ltd.	6,932
11,100	Steel Dynamics, Inc.	335,220
1,500	Taiyo Holdings Company, Ltd.	45,348
6,800	Toagosei Company, Ltd.	71,640
1,728	United States Lime & Minerals, Inc.	138,240
26,766	UPM-Kymmene Oyj	712,164
10,156	Verso Corporation[g]	193,472

	Total	8,948,754

Real Estate (1.5%)
3,099	Agree Realty Corporation	198,491
3,256	Alexandria Real Estate Equities, Inc.	459,389
4,297	American Campus Communities, Inc.	198,349
2,029	American Tower Corporation	414,829
5,107	Camden Property Trust	533,120

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (47.0%)	Value
Real Estate (1.5%) - continued
3,846	Choice Properties REIT	$40,177
1,062	CoreSite Realty Corporation	122,311
5,276	Cousins Properties, Inc.	190,833
3,300	Daito Trust Construction Company, Ltd.	420,852
1,265	Deutsche EuroShop AG	34,960
2,655	Digital Realty Trust, Inc.	312,732
11,923	Duke Realty Corporation	376,886
5,808	Granite REIT	267,393
16,071	Host Hotels & Resorts, Inc.	292,814
57,000	Hysan Development Company, Ltd.	294,528
14,842	Klepierre SA	497,250
10,976	MGIC Investment Corporation[g]	144,225
276,932	Mirvac Group	609,620
10,970	Physicians Realty Trust	191,317
6,000	QTS Realty Trust, Inc.	277,080
6,090	Quebecor, Inc.	145,048
19,000	Road King Infrastructure, Ltd.	39,213
3,000	Swire Pacific, Ltd.	36,862
4,859	Terreno Realty Corporation	238,285
44,700	Wing Tai Holdings, Ltd.	68,435

	Total	6,404,999

Utilities (1.0%)
51,119	AGL Energy, Ltd.	718,910
8,200	Alliant Energy Corporation	402,456
6,900	CMS Energy Corporation	399,579
7,696	Contact Energy, Ltd.	41,406
26,601	Enagas SA	709,890
4,650	Entergy Corporation	478,624
12,182	Exelon Corporation	584,005
2,539	New Jersey Resources Corporation	126,366
1,801	NorthWestern Corporation	129,942
4,214	PNM Resources, Inc.	214,535
5,850	Public Service Enterprise Group, Inc.	344,097
1,651	Southwest Gas Holdings, Inc.	147,963
398	Unitil Corporation	23,836

	Total	4,321,609

	Total Common Stock (cost $180,096,015)	199,017,041

Principal Amount	Long-Term Fixed Income (25.5%)
Asset-Backed Securities (2.2%)
	Babson CLO, Ltd.
$475,000	5.492%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,h	463,149
	Benefit Street Partners CLO IV, Ltd.
300,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	299,993
	Business Jet Securities, LLC
429,031	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	435,231
	Cent CLO, LP
750,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,h	750,074
	College Ave Student Loans, LLC
259,108	4.054%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	262,900
	Foundation Finance Trust
226,502	3.300%, 7/15/2033, Ser. 2017-1A, Class Ah	227,340
	Harley Marine Financing, LLC
458,039	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[h]	378,455
	Lendmark Funding Trust
339,715	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	338,777
	Madison Park Funding XIV, Ltd.
500,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	495,132
	OHA Credit Funding 1, Ltd.
390,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,h]	385,129
	OZLM Funding II, Ltd.
785,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,h	780,089
	OZLM IX, Ltd.
425,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,h	422,778
	Palmer Square Loan Funding, Ltd.
300,000	4.949%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,h	300,062
	Park Avenue Institutional Advisers CLO, Ltd.
800,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,h	787,642
	Preston Ridge Partners Mortgage Trust, LLC
64,412	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,j]	65,100
	Pretium Mortgage Credit Partners, LLC
281,955	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[h,j]	285,311
	Riserva CLO, Ltd.
350,000	4.098%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,h	350,000
	Sound Point CLO X, Ltd.
400,000	5.292%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,h	392,843
	Sound Point CLO XXI, Ltd.
800,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,h	787,304
	Spirit Master Funding, LLC
694,051	4.360%, 12/20/2047, Ser. 2017-1A, Class Ah	720,060
	THL Credit Wind River CLO, Ltd.
350,000	5.447%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	343,757

	Total	9,271,126

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Basic Materials (0.5%)
	Anglo American Capital plc
$86,000	4.125%, 9/27/2022[h]	$89,328
	BHP Billiton Finance USA, Ltd.
144,000	6.750%, 10/19/2075[b,h]	164,304
	Braskem Finance, Ltd.
53,000	6.450%, 2/3/2024	58,579
	CF Industries, Inc.
195,000	3.450%, 6/1/2023[i]	195,488
	Element Solutions, Inc.
120,000	5.875%, 12/1/2025[h]	124,950
	First Quantum Minerals, Ltd.
240,000	7.500%, 4/1/2025[h]	228,600
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,320
	Novelis Corporation
230,000	5.875%, 9/30/2026[h]	232,875
	Olin Corporation
200,000	5.125%, 9/15/2027	205,250
	Packaging Corporation of America
63,000	2.450%, 12/15/2020	62,935
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[h]	172,125
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	84,843
	Syngenta Finance NV
71,000	3.933%, 4/23/2021[h]	72,270
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[h]	173,250
	Tronox Finance plc
130,000	5.750%, 10/1/2025[h]	126,100
	Vale Overseas, Ltd.
20,000	4.375%, 1/11/2022	20,605
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[h]	69,193

	Total	2,126,015

Capital Goods (1.1%)
	AECOM
250,000	5.875%, 10/15/2024	270,750
	Aerojet Rocketdyne Holdings, Inc., Convertible
214,000	2.250%, 12/15/2023	380,463
	Amsted Industries, Inc.
150,000	5.625%, 7/1/2027[h]	156,375
	Ardagh Packaging Finance plc
220,000	6.000%, 2/15/2025[h]	227,700
	Bombardier, Inc.
230,000	7.500%, 3/15/2025[h]	230,644
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[h]	297,150
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	64,760
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[h]	311,685
	Chart Industries, Inc., Convertible
55,000	1.000%, 11/15/2024[h]	78,209
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	65,068
	CNH Industrial Capital, LLC
64,000	4.875%, 4/1/2021	66,211
	Covanta Holding Corporation
200,000	6.000%, 1/1/2027	209,000
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	197,837
	Fortive Corporation, Convertible
28,000	0.875%, 2/15/2022[h]	28,953
	General Electric Company
260,000	5.000%, 1/21/2021[b,k]	249,408
	H&E Equipment Services, Inc.
185,000	5.625%, 9/1/2025	190,272
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	65,249
	Owens-Brockway Glass Container, Inc.
225,000	5.000%, 1/15/2022[h]	230,625
	Parker-Hannifin Corporation
70,000	2.700%, 6/14/2024	71,015
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[h]	346,375
	Rockwell Collins, Inc.
41,000	2.800%, 3/15/2022	41,416
	Textron Financial Corporation
500,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	390,000
	TTM Technologies, Inc., Convertible
62,000	1.750%, 12/15/2020	73,121
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	301,962
	United Technologies Corporation
78,000	3.950%, 8/16/2025	84,080
	Waste Management, Inc.
35,000	2.950%, 6/15/2024	35,987

	Total	4,664,315

Collateralized Mortgage Obligations (3.9%)
	Alternative Loan Trust 2007-6
173,136	5.750%, 4/25/2047, Ser. 2007-6, Class A4	150,176
	Antler Mortgage Trust
400,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[h]	402,904
1,225,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[h]	1,232,754
	Banc of America Alternative Loan Trust
267,150	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	256,918

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	Banc of America Mortgage Securities Trust
$335,239	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	$333,556
	Banc of America Mortgage Securities, Inc.
64,355	4.335%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	63,146
	Bear Stearns ARM Trust
82,405	4.471%, 1/25/2034, Ser. 2003-8, Class 5Ab	82,533
	Bellemeade Re 2018-1, Ltd.
800,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	802,889
	CHL Mortgage Pass-Through Trust
300,042	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	272,523
143,008	4.256%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	139,195
466,033	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	398,620
	CIM Trust
349,565	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,h]	366,250
	Countrywide Alternative Loan Trust
307,343	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	188,347
	Countrywide Home Loan Mortgage Pass Through Trust
174,431	4.014%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	157,021
	Credit Suisse First Boston Mortgage Securities Corporation
138,000	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	140,368
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
249,774	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	260,299
184,414	3.538%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	174,183
	Eagle Re, Ltd.
500,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,h	500,395
	GMAC Mortgage Corporation Loan Trust
122,154	4.075%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	119,885
74,052	2.904%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,l]	84,631
	GMACM Mortgage Loan Trust
79,578	4.658%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	78,463
	GSAA Home Equity Trust
76,740	4.496%, 8/25/2034, Ser. 2004-10, Class M2[j]	79,617
	IndyMac INDA Mortgage Loan Trust
164,695	3.906%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	162,266
	IndyMac INDX Mortgage Loan Trust
394,199	2.614%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	368,938
	IndyMac Seconds Asset-Backed Trust
169,655	2.744%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,l	93,027
	J.P. Morgan Alternative Loan Trust
418,478	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	351,952
	Legacy Mortgage Asset Trust
464,807	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[h]	472,184
	Master Asset Securitization Trust
526,028	2.904%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	231,474
	Merrill Lynch Mortgage Investors Trust
299,229	4.290%, 6/25/2035, Ser. 2005-A5, Class M1[b]	308,926
	Oak Hill Advisors Residential Loan Trust
192,343	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[h,j]	191,986
	Preston Ridge Partners Mortgage Trust, LLC
491,415	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[h,j]	498,513
	Preston Ridge Partners Mortgage, LLC
164,434	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,j]	166,371
	Pretium Mortgage Credit Partners, LLC
452,127	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,j]	458,825
	Radnor RE, Ltd.
525,000	5.104%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,h]	526,312
	RCO 2017-INV1 Trust
596,653	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,h	593,225
	Renaissance Home Equity Loan Trust
535,303	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[j]	278,725
	Residential Accredit Loans, Inc. Trust
208,045	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	207,091
163,775	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	154,990
	Residential Asset Securitization Trust
216,995	3.556%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	216,077
	Residential Funding Mortgage Security I Trust
333,204	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	326,633

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	Starwood Mortgage Residential Trust
$435,862	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,h]	$446,600
	Structured Adjustable Rate Mortgage Loan Trust
120,981	4.195%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	113,502
228,629	4.295%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	202,732
	Structured Asset Mortgage Investments, Inc.
482,687	2.714%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	477,105
	Toorak Mortgage Corporation
500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h,j]	507,505
	Toorak Mortgage Corporation, Ltd.
500,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[h,j]	504,374
	Vericrest Opportunity Loan Trust
195,868	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[h,j]	197,283
	Vericrest Opportunity Loan Trust LXV, LLC
341,705	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,j]	342,942
	Verus Securitization Trust 2019-2
385,385	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,h]	388,367
	Wachovia Asset Securitization, Inc.
286,976	2.544%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,h,l	266,657
	WaMu Mortgage Pass Through Certificates
336,306	3.384%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	315,276
173,076	3.244%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	166,406
	Wells Fargo Home Equity Trust
254,852	2.904%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	251,232
	Wells Fargo Mortgage Backed Securities Trust
114,946	4.948%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	118,062
133,049	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	131,237
120,671	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	121,904
103,422	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	104,654

	Total	16,548,026

Communications Services (2.0%)
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	307,875
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,146
41,000	2.950%, 1/15/2025	41,300
	AT&T, Inc.
140,000	4.450%, 4/1/2024	150,766
	British Sky Broadcasting Group plc
51,000	2.625%, 9/16/2019[h]	51,006
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[h]	130,819
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[h]	319,869
	Charter Communications Operating, LLC
78,000	3.579%, 7/23/2020	78,688
36,000	4.500%, 2/1/2024	38,317
37,000	4.908%, 7/23/2025	40,147
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	295,075
	Comcast Corporation
88,000	1.625%, 1/15/2022	86,880
39,000	3.700%, 4/15/2024	41,373
39,000	3.950%, 10/15/2025	42,052
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,471
44,000	3.150%, 7/15/2023	44,835
	CSC Holdings, LLC
200,000	5.500%, 5/15/2026[h]	209,740
	Discovery Communications, LLC
85,000	2.950%, 3/20/2023	85,753
	DISH Network Corporation, Convertible
1,038,000	3.375%, 8/15/2026	1,009,127
	Fox Corporation
76,000	4.030%, 1/25/2024[h]	80,802
	GCI Liberty, Inc., Convertible
759,000	1.750%, 9/30/2046[h]	887,220
	Gray Escrow, Inc.
220,000	7.000%, 5/15/2027[h]	238,700
	IAC FinanceCo, Inc., Convertible
185,000	0.875%, 10/1/2022[h]	279,180
	Level 3 Communications, Inc.
200,000	5.375%, 1/15/2024	204,250
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	196,650
	Liberty Interactive, LLC, Convertible
118,000	3.500%, 1/15/2031	104,566
	Liberty Media Corporation, Convertible
399,000	1.000%, 1/30/2023	469,727
	Moody’s Corporation
44,000	2.750%, 12/15/2021	44,371
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[h]	114,688
	Netflix, Inc.
200,000	4.875%, 4/15/2028	206,750
	Nexstar Escrow Corporation
174,000	5.625%, 8/1/2024[h]	180,257
	Sirius XM Radio, Inc.
220,000	5.000%, 8/1/2027[h]	223,828

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Communications Services (2.0%) - continued
	Sprint Corporation
$420,000	7.625%, 2/15/2025	$446,775
	Telefonica Emisiones SAU
53,000	4.570%, 4/27/2023	57,292
	T-Mobile USA, Inc.
340,000	4.500%, 2/1/2026	348,075
	Twitter, Inc., Convertible
221,000	0.250%, 6/15/2024	215,223
	Verizon Communications, Inc.
102,000	2.946%, 3/15/2022	104,152
81,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	82,041
	Viacom, Inc.
65,000	4.250%, 9/1/2023	68,737
100,000	5.875%, 2/28/2057[b]	102,050
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[h]	225,436
	Vodafone Group plc
52,000	3.750%, 1/16/2024	54,436
215,000	7.000%, 4/4/2079[b]	232,059
	World Wrestling Entertainment, Inc., Convertible
74,000	3.375%, 12/15/2023	220,936

	Total	8,462,440

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[h]	311,100
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	65,886
	Brookfield Property REIT, Inc.
110,000	5.750%, 5/15/2026[h]	113,300
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[h]	203,500
	Caesars Entertainment Corporation, Convertible
81,000	5.000%, 10/1/2024	138,646
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	266,287
	D.R. Horton, Inc.
60,000	2.550%, 12/1/2020	60,009
	Delphi Jersey Holdings plc
195,000	5.000%, 10/1/2025[h]	173,550
	Ford Motor Credit Company, LLC
87,000	2.597%, 11/4/2019	86,951
64,000	3.336%, 3/18/2021	64,273
78,000	5.596%, 1/7/2022	82,590
	General Motors Financial Company, Inc.
64,000	2.650%, 4/13/2020	63,983
40,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	39,982
64,000	4.375%, 9/25/2021	66,061
36,000	4.200%, 11/6/2021	37,069
43,000	3.150%, 6/30/2022	43,261
	Hanesbrands, Inc.
170,000	4.875%, 5/15/2026[h]	176,356
	Harley-Davidson Financial Services, Inc.
52,000	4.050%, 2/4/2022[h]	53,699
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	66,070
	Hyundai Capital America
52,000	3.000%, 6/20/2022[h]	52,160
	L Brands, Inc.
245,000	6.694%, 1/15/2027	240,100
	Landry’s, Inc.
220,000	6.750%, 10/15/2024[h]	226,600
	Lennar Corporation
65,000	2.950%, 11/29/2020	64,675
20,000	4.125%, 1/15/2022	20,519
265,000	4.500%, 4/30/2024	278,581
	Live Nation Entertainment, Inc.
110,000	5.375%, 6/15/2022[h]	111,375
100,000	5.625%, 3/15/2026[h]	104,875
	Macy’s Retail Holdings, Inc.
16,000	3.875%, 1/15/2022	16,277
25,000	2.875%, 2/15/2023	24,471
	McDonald’s Corporation
70,000	3.350%, 4/1/2023	72,605
	MGM Resorts International
170,000	6.000%, 3/15/2023	184,237
185,000	5.750%, 6/15/2025	201,184
	Navistar International Corporation
185,000	6.625%, 11/1/2025[h]	193,788
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[h]	187,081
	Prime Security Services Borrower, LLC
68,000	9.250%, 5/15/2023[h]	71,414
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,195
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[h]	226,325
	Six Flags Entertainment Corporation
230,000	4.875%, 7/31/2024[h]	233,450
	Viking Cruises, Ltd.
160,000	5.875%, 9/15/2027[h]	162,000
	Visa, Inc.
65,000	2.200%, 12/14/2020	65,098
	Volkswagen Group of America Finance, LLC
62,000	4.250%, 11/13/2023[h]	65,239
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[h]	314,912

	Total	5,289,734

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	88,802
46,000	3.400%, 11/30/2023	47,963
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	87,982
44,000	2.900%, 11/6/2022	44,276
	Albertson’s Companies, LLC
220,000	6.625%, 6/15/2024	227,975
	Altria Group, Inc.
35,000	3.800%, 2/14/2024	36,468
35,000	4.400%, 2/14/2026	37,414

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Anheuser-Busch Companies, LLC
$35,000	3.650%, 2/1/2026	$36,812
	Anheuser-Busch InBev Finance, Inc.
40,000	3.300%, 2/1/2023	41,267
	Anheuser-Busch InBev Worldwide, Inc.
56,000	4.150%, 1/23/2025	60,603
	Anthem, Inc., Convertible
10,000	2.750%, 10/15/2042	39,026
	BAT Capital Corporation
44,000	2.764%, 8/15/2022	44,115
56,000	3.222%, 8/15/2024	56,454
	Bayer U.S. Finance II, LLC
79,000	3.500%, 6/25/2021[h]	80,123
	Becton, Dickinson and Company
70,000	3.363%, 6/6/2024	72,277
	Boston Scientific Corporation
70,000	3.450%, 3/1/2024	73,180
	Bunge, Ltd. Finance Corporation
65,000	3.500%, 11/24/2020	65,593
	Cardtronics, Inc., Convertible
284,000	1.000%, 12/1/2020	275,340
	Celgene Corporation
56,000	3.625%, 5/15/2024	58,768
	Centene Corporation
220,000	4.750%, 1/15/2025	227,086
	Cigna Corporation
75,000	4.125%, 11/15/2025[h]	79,651
	Conagra Brands, Inc.
37,000	3.800%, 10/22/2021	38,015
37,000	4.300%, 5/1/2024	39,223
	Constellation Brands, Inc.
70,000	4.250%, 5/1/2023	74,453
	CVS Health Corporation
44,000	2.750%, 12/1/2022	44,131
129,000	3.700%, 3/9/2023	133,173
70,000	4.100%, 3/25/2025	73,789
	Energizer Holdings, Inc.
200,000	6.375%, 7/15/2026[h]	205,500
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	46,183
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[h]	21,625
	General Mills, Inc.
35,000	3.700%, 10/17/2023	36,679
35,000	3.650%, 2/15/2024	36,568
	HCA, Inc.
320,000	5.375%, 2/1/2025	345,400
	J.M. Smucker Company
42,000	2.200%, 12/6/2019	41,936
	JBS USA, LLC
290,000	5.750%, 6/15/2025[h]	301,600
	Kellogg Company
78,000	3.125%, 5/17/2022	79,464
	Keurig Dr Pepper, Inc.
82,000	3.551%, 5/25/2021	83,729
	Kraft Heinz Foods Company
85,000	5.375%, 2/10/2020	86,399
41,000	4.000%, 6/15/2023	42,882
	Kroger Company
43,000	2.800%, 8/1/2022	43,415
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	65,575
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[h]	64,372
	Mylan NV
41,000	3.150%, 6/15/2021	40,997
	Par Pharmaceutical, Inc.
110,000	7.500%, 4/1/2027[h]	108,075
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[h]	36,947
	Post Holdings, Inc.
190,000	5.500%, 3/1/2025[h]	196,175
	Reynolds American, Inc.
29,000	4.850%, 9/15/2023	31,142
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	85,821
	Simmons Foods, Inc.
210,000	5.750%, 11/1/2024[h]	191,100
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[h]	65,861
	Spectrum Brands, Inc.
170,000	5.750%, 7/15/2025	176,587
	Teleflex, Inc.
180,000	4.625%, 11/15/2027	185,175
	Tenet Healthcare Corporation
230,000	4.625%, 7/15/2024	232,875
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	61,669
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	201,250
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,176
	VRX Escrow Corporation
425,000	6.125%, 4/15/2025[h]	433,500
	Zimmer Biomet Holdings, Inc.
70,000	3.550%, 4/1/2025	72,124
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	65,813

	Total	5,937,573

Energy (1.4%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	178,500
	Anadarko Petroleum Corporation
14,000	4.850%, 3/15/2021	14,489
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	192,000
	BP Capital Markets America, Inc.
172,000	2.520%, 9/19/2022	173,306
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	43,988
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	43,410

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Energy (1.4%) - continued
	Canadian Oil Sands, Ltd.
$43,000	9.400%, 9/1/2021[h]	$48,761
	Cheniere Corpus Christi Holdings, LLC
170,000	7.000%, 6/30/2024	195,517
	Cheniere Energy Partners, LP
235,000	5.625%, 10/1/2026[h]	247,925
	Chesapeake Energy Corporation
220,000	7.000%, 10/1/2024[i]	197,450
	Continental Resources, Inc.
34,000	5.000%, 9/15/2022	34,267
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	204,000
	Diamondback Energy, Inc.
220,000	4.750%, 11/1/2024	225,775
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	42,604
267,000	6.250%, 3/1/2078[b]	270,193
	Energy Transfer Operating, LP
41,000	4.200%, 9/15/2023	42,967
70,000	5.875%, 1/15/2024	77,797
80,000	6.625%, 2/15/2028[b,k]	74,800
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	221,650
	Enterprise Products Operating, LLC
200,000	4.875%, 8/16/2077[b]	188,422
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	65,728
	EQM Midstream Partners LP
56,000	4.750%, 7/15/2023	58,041
	EQT Corporation
77,000	3.000%, 10/1/2022	76,374
	Hess Corporation
41,000	3.500%, 7/15/2024	41,253
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	90,374
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	44,038
	Marathon Petroleum Corporation
35,000	4.750%, 12/15/2023	37,739
	MPLX, LP
66,000	4.500%, 7/15/2023	69,983
	Nabors Industries, Inc.
120,000	5.750%, 2/1/2025	106,350
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024	121,370
	Newfield Exploration Company
35,000	5.625%, 7/1/2024	38,732
	Noble Energy, Inc.
52,000	3.900%, 11/15/2024	54,225
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,275
	Parsley Energy, LLC
170,000	5.625%, 10/15/2027[h]	177,650
	Petrobras Global Finance BV
53,000	4.375%, 5/20/2023	54,363
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	43,092
	Plains All American Pipeline, LP
94,000	5.000%, 2/1/2021	96,805
169,000	6.125%, 11/15/2022[b,k]	160,972
	Precision Drilling Corporation
130,000	7.125%, 1/15/2026[h]	125,775
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	46,662
43,000	5.625%, 4/15/2023	46,818
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[h]	65,520
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	175,265
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	66,889
	Sunoco, LP
110,000	5.500%, 2/15/2026	114,537
100,000	5.875%, 3/15/2028	103,625
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[h]	278,094
	Targa Resources Partners, LP
200,000	5.250%, 5/1/2023	202,770
	Transocean Guardian, Ltd.
189,000	5.875%, 1/15/2024[h]	192,071
	W&T Offshore, Inc.
190,000	9.750%, 11/1/2023[h]	181,925
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	44,558
	Williams Partners, LP
88,000	4.000%, 11/15/2021	90,842
	WPX Energy, Inc.
130,000	5.750%, 6/1/2026	134,550

	Total	5,965,086

Financials (3.7%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	66,184
	AIG Global Funding
86,000	2.150%, 7/2/2020[h]	85,750
	Air Lease Corporation
83,000	2.500%, 3/1/2021	83,048
	Aircastle, Ltd.
51,000	5.000%, 4/1/2023	53,938
	Ally Financial, Inc.
210,000	5.750%, 11/20/2025	232,291
	American Express Company
40,000	3.375%, 5/17/2021	40,745
35,000	3.400%, 2/22/2024	36,459
	American Express Credit Corporation
65,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	65,585
	Ares Capital Corporation
86,000	3.875%, 1/15/2020	86,367
	Ares Capital Corporation, Convertible
84,000	4.625%, 3/1/2024	86,310
	Athene Global Funding
60,000	4.000%, 1/25/2022[h]	62,054
	Australia and New Zealand Banking Group, Ltd.
130,000	6.750%, 6/15/2026[b,h,k]	143,487
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[h]	19,186

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Financials (3.7%) - continued
	Bank of America Corporation
$84,000	2.738%, 1/23/2022[b]	$84,359
82,000	3.499%, 5/17/2022[b]	83,620
115,000	3.550%, 3/5/2024[b]	119,103
164,000	5.125%, 6/20/2024[b,k]	165,025
143,000	3.864%, 7/23/2024[b]	149,996
70,000	4.200%, 8/26/2024	74,421
35,000	3.458%, 3/15/2025[b]	36,310
	Bank of Montreal
105,000	3.300%, 2/5/2024	108,860
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	88,873
	Bank of Nova Scotia
41,000	3.032%, (LIBOR 3M + 0.440%), 4/20/2021[b]	41,173
64,000	2.700%, 3/7/2022	64,835
	Barclays plc
200,000	7.750%, 9/15/2023[b,k]	205,000
62,000	4.338%, 5/16/2024[b]	64,015
	BB&T Corporation
86,000	2.150%, 2/1/2021	85,809
	Blackstone Mortgage Trust, Inc., Convertible
65,000	4.375%, 5/5/2022	67,746
	BNP Paribas SA
300,000	7.625%, 3/30/2021[b,h,k]	317,625
	BPCE SA
35,000	3.000%, 5/22/2022[h]	35,318
	Camden Property Trust
35,000	4.875%, 6/15/2023	37,910
	Capital One Bank USA NA
52,000	3.375%, 2/15/2023	53,023
	Capital One Financial Corporation
129,000	3.050%, 3/9/2022	130,968
	Central Fidelity Capital Trust I
135,000	3.597%, (LIBOR 3M + 1.000%), 4/15/2027[b]	124,875
	CIT Group, Inc.
185,000	4.750%, 2/16/2024	196,562
	Citigroup, Inc.
88,000	2.650%, 10/26/2020	88,304
104,000	2.350%, 8/2/2021	103,903
43,000	2.750%, 4/25/2022	43,413
43,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	43,051
83,000	3.142%, 1/24/2023[b]	84,365
105,000	3.352%, 4/24/2025[b]	108,413
	CNA Financial Corporation
35,000	5.750%, 8/15/2021	37,406
40,000	3.950%, 5/15/2024	42,191
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[h]	85,965
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
86,000	3.950%, 11/9/2022	89,175
	Credit Agricole SA
43,000	3.375%, 1/10/2022[h]	43,841
122,700	8.125%, 12/23/2025[b,h,k]	141,901
	Credit Suisse Group AG
56,000	7.500%, 7/17/2023[b,h,k]	60,120
294,000	7.500%, 12/11/2023[b,h,k]	323,400
	Credit Suisse Group Funding (Guernsey), Ltd.
132,000	3.800%, 9/15/2022	136,794
	Danske Bank AS
61,000	5.000%, 1/12/2022[h]	63,790
	Deutsche Bank AG
43,000	2.700%, 7/13/2020	42,815
129,000	4.250%, 10/14/2021	130,694
	Digital Realty Trust, LP
65,000	2.750%, 2/1/2023	64,911
	Discover Bank
28,000	8.700%, 11/18/2019	28,620
82,000	3.100%, 6/4/2020	82,392
	Fidelity National Financial, Inc.
57,000	5.500%, 9/1/2022	61,670
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	65,425
35,000	3.650%, 1/25/2024	36,776
	GE Capital International Funding Company
147,000	3.373%, 11/15/2025	148,717
	General Electric Capital Corporation
35,000	3.100%, 1/9/2023	35,297
	Goldman Sachs Group, Inc.
86,000	5.375%, 5/10/2020[b,k]	86,473
88,000	5.250%, 7/27/2021	92,940
65,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	65,531
88,000	3.000%, 4/26/2022	88,754
59,000	2.876%, 10/31/2022[b]	59,469
43,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	43,107
70,000	3.625%, 2/20/2024	72,981
110,000	5.500%, 8/10/2024[b,k]	112,612
	GS Finance Corporation, Convertible
891,000	0.500%, 6/23/2025[c]	914,701
	Hartford Financial Services Group, Inc.
66,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047[b,h]	56,100
	Hilton Worldwide Finance, LLC
220,000	4.625%, 4/1/2025	225,225
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	60,656
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	129,938
88,000	6.875%, 6/1/2021[b,k]	92,840
88,000	6.375%, 9/17/2024[b,k]	91,080
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	80,973
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	77,906
90,000	6.375%, 12/15/2025	91,872
	ILFC E-Capital Trust II
485,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,h]	351,625
	ING Groep NV
150,000	6.000%, 4/16/2020[b,k]	151,455
70,000	4.100%, 10/2/2023	73,916
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	90,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Financials (3.7%) - continued
$88,000	5.875%, 8/15/2022	$95,828
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	126,317
	J.P. Morgan Chase & Company
65,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	65,220
99,000	2.776%, 4/25/2023[b]	99,934
70,000	3.375%, 5/1/2023	71,944
89,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	90,345
70,000	3.875%, 9/10/2024	73,556
145,000	4.023%, 12/5/2024[b]	153,971
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[h]	36,460
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	56,201
50,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	40,875
	Lloyds Banking Group plc
156,000	6.657%, 5/21/2037[b,h,k]	164,580
	Macquarie Bank, Ltd.
178,000	6.125%, 3/8/2027[b,h,k]	175,885
	Marsh & McLennan Companies, Inc.
56,000	3.875%, 3/15/2024	59,375
	MGIC Investment Corporation, Convertible
459,000	9.000%, 4/1/2063[h]	604,545
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	44,676
83,000	3.455%, 3/2/2023	85,301
35,000	3.407%, 3/7/2024	36,308
	Morgan Stanley
88,000	2.800%, 6/16/2020	88,405
86,000	5.500%, 7/28/2021	91,320
89,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	89,940
43,000	2.750%, 5/19/2022	43,446
10,000	4.875%, 11/1/2022	10,705
84,000	3.125%, 1/23/2023	85,865
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	205,000
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,h,k]	211,000
	Park Aerospace Holdings, Ltd.
17,000	4.500%, 3/15/2023[h]	17,588
	PNC Bank NA
86,000	2.450%, 11/5/2020	86,193
	PNC Financial Services Group, Inc.
35,000	3.500%, 1/23/2024	36,843
	Preferred Term Securities XXIII, Ltd.
141,148	2.610%, (LIBOR 3M + 0.200%), 12/22/2036[b,h]	133,155
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	303,756
	Realty Income Corporation
64,000	5.750%, 1/15/2021	66,755
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	55,586
41,000	3.800%, 8/14/2023	42,879
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	69,240
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	86,912
	Royal Bank of Scotland Group plc
208,000	8.625%, 8/15/2021[b,k]	224,172
35,000	6.125%, 12/15/2022	37,746
35,000	6.100%, 6/10/2023	37,983
185,000	5.125%, 5/28/2024	195,244
88,000	4.269%, 3/22/2025[b]	90,982
168,000	7.648%, 9/30/2031[b,k]	218,820
	Santander Holdings USA, Inc.
56,000	4.450%, 12/3/2021	58,217
	Santander UK Group Holdings plc
86,000	2.875%, 8/5/2021	86,049
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	65,172
90,000	2.500%, 7/15/2021	90,446
	SITE Centers Corporation
20,000	4.625%, 7/15/2022	20,829
	Societe Generale SA
265,000	8.000%, 9/29/2025[b,h,k]	292,163
	Standard Chartered plc
13,000	2.100%, 8/19/2019[h]	12,989
	State Street Capital Trust IV
482,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	366,320
	State Street Corporation
65,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	65,600
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	86,764
43,000	2.784%, 7/12/2022	43,544
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,469
	Synchrony Financial
23,000	3.000%, 8/15/2019	23,003
30,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	30,120
38,000	4.250%, 8/15/2024	39,574
	Toronto-Dominion Bank
51,000	2.550%, 1/25/2021	51,275
35,000	3.250%, 3/11/2024	36,251
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[h]	86,765
	USB Realty Corporation
436,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	370,600
	Ventas Realty, LP
41,000	3.100%, 1/15/2023	41,706
35,000	3.750%, 5/1/2024	36,674
	Wachovia Capital Trust II
50,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,000
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	49,743
43,000	2.625%, 7/22/2022	43,327
124,000	3.691%, (LIBOR 3M + 1.110%), 1/24/2023[b]	125,491
70,000	4.125%, 8/15/2023	73,897
60,000	3.813%, (LIBOR 3M + 1.230%), 10/31/2023[b]	61,135
38,000	3.750%, 1/24/2024	39,936
	Welltower, Inc.
64,000	4.950%, 1/15/2021	66,026

	Total	15,777,024

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Mortgage-Backed Securities (5.8%)
	Federal Home Loan Mortgage Corporation
$1,094,452	3.500%, 8/15/2035, Ser. 345, Class C8[m]	$130,521
	Federal Home Loan Mortgage Corporation - REMIC
1,060,984	3.000%, 5/15/2027, Ser. 4046, Class GIm	74,640
1,037,912	3.500%, 10/15/2032, Ser. 4119, Class KIm	125,772
1,258,700	3.000%, 4/15/2033, Ser. 4203, Class DIm	98,260
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
325	9.000%, 4/1/2025	356
2,270	8.000%, 6/1/2027	2,512
1,079	8.000%, 8/1/2030	1,279
	Federal National Mortgage Association
2,467,971	3.000%, 11/25/2027, Ser. 2012-121, Class BIm	188,027
	Federal National Mortgage Association - REMIC
1,054,731	3.000%, 7/25/2027, Ser. 2012-74, Class AIm	74,753
1,349,213	3.000%, 7/25/2027, Ser. 2012-73, Class DIm	106,215
2,163,296	3.000%, 8/25/2027, Ser. 2012-95, Class HIm	148,805
1,520,659	3.000%, 12/25/2027, Ser. 2012-139, Class DIm	110,510
751,029	2.500%, 1/25/2028, Ser. 2012-152, Class AIm	51,576
2,031,803	3.000%, 1/25/2028, Ser. 2012-147, Class EIm	146,623
834,476	3.000%, 2/25/2028, Ser. 2013-2, Class GIm	62,622
3,213,454	3.000%, 3/25/2028, Ser. 2013-18, Class ILm	225,161
762,857	2.500%, 6/25/2028, Ser. 2013-87, Class IWm	53,019
682,787	3.000%, 2/25/2033, Ser. 2013-1, Class YIm	80,871
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,900,000	3.500%, 7/1/2034[e]	7,121,727
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
401	8.000%, 11/1/2026	441
3,087	8.500%, 4/1/2030	3,758
2,375,000	3.000%, 7/1/2049[e]	2,394,176
5,975,000	3.500%, 7/1/2049[e]	6,106,637
3,035,000	4.000%, 7/1/2049[e]	3,136,068
	Government National Mortgage Association 30-Yr. Pass Through
680	9.000%, 12/15/2026	773
	Government National Mortgage Association Conventional 30-Yr. Pass Through
3,900,000	4.500%, 7/1/2049[e]	4,065,064

	Total	24,510,166

Technology (1.3%)
	Apple, Inc.
85,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	85,472
86,000	2.400%, 1/13/2023	86,711
122,000	3.450%, 5/6/2024	128,953
	Baidu, Inc.
43,000	3.000%, 6/30/2020	43,180
	Broadcom Corporation
86,000	2.650%, 1/15/2023	84,752
	CommScope Technologies Finance, LLC
210,000	6.000%, 6/15/2025[h]	196,814
	Cypress Semiconductor Corporation, Convertible
349,000	4.500%, 1/15/2022	585,761
	Dell International, LLC/EMC Corporation
35,000	4.000%, 7/15/2024[h]	35,898
	Diamond 1 Finance Corporation
88,000	5.450%, 6/15/2023[h]	94,847
	Electronics For Imaging, Inc., Convertible
69,000	2.250%, 11/15/2023[h]	81,545
	Equinix, Inc.
200,000	5.750%, 1/1/2025	208,200
	Fiserv, Inc.
75,000	2.750%, 7/1/2024	75,496
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[h]	148,531
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	112,441
	Inception Merger Sub, Inc.
180,000	8.625%, 11/15/2024[h,i]	165,150
	Intel Corporation
65,000	3.100%, 7/29/2022	66,996
	Intel Corporation, Convertible
242,000	3.250%, 8/1/2039	569,271
	j2 Global, Inc., Convertible
177,000	3.250%, 6/15/2029	246,689
	Marvell Technology Group, Ltd.
41,000	4.200%, 6/22/2023	42,680
	Microchip Technology, Inc., Convertible
119,000	1.625%, 2/15/2027	140,194
	Microsoft Corporation
88,000	2.400%, 2/6/2022	88,965
	NetApp, Inc.
65,000	2.000%, 9/27/2019	64,902
	Nuance Communications, Inc., Convertible
681,000	1.250%, 4/1/2025	667,315
	NXP BV/NXP Funding, LLC
52,000	4.875%, 3/1/2024[h]	55,730

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.5%)	Value
Technology (1.3%) - continued
	ON Semiconductor Corporation, Convertible
$57,000	1.000%, 12/1/2020	$70,024
181,000	1.625%, 10/15/2023	220,514
	Oracle Corporation
65,000	2.500%, 5/15/2022	65,675
	Plantronics, Inc.
170,000	5.500%, 5/31/2023[h]	169,150
	Seagate HDD Cayman
52,000	4.250%, 3/1/2022	52,866
	SS&C Technologies, Inc.
170,000	5.500%, 9/30/2027[h]	176,375
	Verint Systems, Inc., Convertible
159,000	1.500%, 6/1/2021	170,381
	Vishay Intertechnology, Inc., Convertible
134,000	2.250%, 6/15/2025[h]	123,280
	VMware, Inc.
42,000	2.300%, 8/21/2020	41,880
	Western Digital Corporation
230,000	4.750%, 2/15/2026[i]	225,642

	Total	5,392,280

Transportation (0.3%)
	Air Canada Pass Through Trust
18,486	3.875%, 3/15/2023[h]	18,673
	Boeing Company
70,000	3.100%, 5/1/2026	72,167
	CSX Corporation
35,000	3.700%, 11/1/2023	36,817
	Delta Air Lines, Inc.
64,000	2.875%, 3/13/2020	64,076
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,378
	Meritor, Inc., Convertible
284,000	3.250%, 10/15/2037	296,006
	Penske Truck Leasing Company, LP
35,000	3.375%, 2/1/2022[h]	35,670
	Ryder System, Inc.
75,000	3.500%, 6/1/2021	76,497
	Union Pacific Corporation
62,000	3.750%, 7/15/2025	66,235
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	66,553
	United Continental Holdings, Inc.
230,000	4.875%, 1/15/2025	235,750
	XPO Logistics, Inc.
150,000	6.750%, 8/15/2024[h]	159,938

	Total	1,194,760

Utilities (0.6%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	44,178
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,200
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	95,959
	Calpine Corporation
95,000	5.375%, 1/15/2023	96,069
110,000	5.875%, 1/15/2024[h]	112,475
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	43,125
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,852
	Dominion Energy, Inc.
35,000	2.715%, 8/15/2021	35,039
35,000	3.071%, 8/15/2024	35,243
	DTE Energy Company
56,000	3.300%, 6/15/2022	57,183
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	85,939
	Edison International
35,000	2.950%, 3/15/2023	33,521
	Eversource Energy
43,000	2.500%, 3/15/2021	43,098
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	52,315
65,000	2.950%, 1/15/2020	65,090
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	66,852
	Fortis, Inc.
60,000	2.100%, 10/4/2021	59,468
	NextEra Energy Operating Partners, LP
230,000	4.500%, 9/15/2027[h]	227,125
	NiSource, Inc.
56,000	3.650%, 6/15/2023	57,990
250,000	5.650%, 6/15/2023[b,k]	243,750
	NRG Energy, Inc., Convertible
125,000	2.750%, 6/1/2048	133,510
	Oncor Electric Delivery Company, LLC
52,000	2.750%, 6/1/2024[h]	52,946
	Pinnacle West Capital Corporation
42,000	2.250%, 11/30/2020	41,913
	PPL Capital Funding, Inc.
70,000	3.950%, 3/15/2024	73,380
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,566
	Public Service Enterprise Group, Inc.
35,000	2.875%, 6/15/2024	35,327
	Sempra Energy
25,000	2.400%, 3/15/2020	24,978
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,870
	Southern Company
43,000	2.350%, 7/1/2021	42,956
	TerraForm Power Operating, LLC
190,000	5.000%, 1/31/2028[h]	190,713
	TransCanada Trust
350,000	5.875%, 8/15/2076[b]	359,240

	Total	2,593,870

	Total Long-Term Fixed Income (cost $106,387,023)	107,732,415

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Registered Investment Companies (8.2%)	Value
Affiliated (6.9%)
2,945,059	Thrivent Core Emerging Markets Debt Fund	$28,920,482

	Total	28,920,482

Unaffiliated (1.3%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	171,740
17,863	BlackRock Resources & Commodities Strategy Trust	146,119
17,500	Invesco Senior Loan ETF	396,550
28,600	Invesco Variable Rate Preferred ETF	712,998
5,435	iShares iBoxx $ High Yield Corporate Bond ETF[i]	473,823
1,546	iShares Russell 2000 Index Fund[i]	240,403
1,149	iShares Russell 2000 Value Index Fund	138,454
3,400	Materials Select Sector SPDR Fund	198,900
39,971	MFS Intermediate Income Trust	154,288
2,146	SPDR S&P Retail ETF	90,926
42,782	Templeton Global Income Fund	272,094
16,544	Vanguard Real Estate ETF	1,445,946
9,000	Vanguard Short-Term Corporate Bond ETF	726,120
53,450	Western Asset High Income Opportunity Fund, Inc.	274,198

	Total	5,442,559

	Total Registered Investment Companies (cost $33,916,432)	34,363,041

	Preferred Stock (1.0%)
Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[b,k]	336,000

	Total	336,000

Energy (0.2%)
45,708	Crestwood Equity Partners, LP, 9.250%[k]	425,541
1,600	Energy Transfer Operating, LP, 7.600%[b,g,k]	39,888
13,370	Nustar Logistics, LP, 9.331%[b]	334,785

	Total	800,214

Financials (0.5%)
3,174	Agribank FCB, 6.875%[b,k]	338,031
2,485	CoBank ACB, 6.250%[b,k]	259,061
6,957	Federal National Mortgage Association, 0.000%[g,k]	86,684
380	First Tennessee Bank NA, 3.750%[b,h,k]	273,600
7,800	GMAC Capital Trust I, 8.303%[b]	203,814
3,700	Hartford Financial Services Group, Inc., 7.875%[b]	103,156
6,200	Morgan Stanley, 7.125%[b,k]	172,608
4,000	Regions Financial Corporation, 5.700%[b,g,k]	103,400
775	Synovus Financial Corporation, 5.875%[b,e,g,k]	19,662
420	Wells Fargo & Company, Convertible, 7.500%[k]	572,964

	Total	2,132,980

Health Care (0.1%)
440	Danaher Corporation, Convertible, 4.750%	483,384

	Total	483,384

Industrials (0.1%)
328	Fortive Corporation, Convertible, 5.000%	336,171

	Total	336,171

Real Estate (<0.1%)
8,706	Colony Capital, Inc., 8.750%[k]	216,431

	Total	216,431

Utilities (<0.1%)
3,200	NiSource, Inc., 6.500%[b,k]	84,000
142	Sempra Energy, Convertible, 6.000%	15,832

	Total	99,832

	Total Preferred Stock (cost $4,254,397)	4,405,012

	Collateral Held for Securities Loaned (0.7%)
3,047,562	Thrivent Cash Management Trust	3,047,562

	Total Collateral Held for Securities Loaned (cost $3,047,562)	3,047,562

Shares or Principal Amount	Short-Term Investments (8.6%)
	Federal Home Loan Bank Discount Notes
300,000	2.393%, 7/5/2019[n,o]	299,927
700,000	2.390%, 7/10/2019[n,o]	699,615
1,400,000	2.410%, 7/16/2019[n,o]	1,398,716
600,000	2.395%, 7/19/2019[n,o]	599,340
300,000	2.200%, 8/28/2019[n,o]	298,932
	Thrivent Core Short-Term Reserve Fund
3,302,075	2.590%	33,020,744

	Total Short-Term Investments (cost $36,316,622)	36,317,274

	Total Investments (cost $430,763,029) 106.5%	$450,398,169

	Other Assets and Liabilities, Net (6.5%)	(27,373,498)

	Total Net Assets 100.0%	$423,024,671

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	Non-income producing security.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $38,760,405 or 9.2% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	All or a portion of the security is insured or guaranteed.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of June 28, 2019 was $262,900 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 28, 2019.

Security	Acquisition Date	Cost
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	$259,107

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions

Common Stock	$2,215,354
Long-Term Fixed Income	743,801

Total lending	$2,959,155
Gross amount payable upon return of collateral for securities loaned	$3,047,562

Net amounts due to counterparty	$88,407

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.2%)[a]	Value
Basic Materials (0.5%)
	Ball Metalpack Finco, LLC, Term Loan
$138,600	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$136,348
	Big River Steel, LLC, Term Loan
555,112	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	556,500
	Chemours Company, Term Loan
439,438	4.160%, (LIBOR 1M + 1.750%), 4/3/2025[b]	426,145
	Hexion International Holdings BV, Term Loan
165,000	5.350%, (LIBOR 3M + 3.000%), 11/1/2020[b]	164,898
	Hexion, Inc., Term Loan
290,000	0.000%, (LIBOR 3M + 3.500%), 6/27/2026[b,c,d,e]	289,638
	Momentive Performance Materials USA, LLC, Term Loan
465,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	460,350
	Peabody Energy Corporation, Term Loan
622,125	5.152%, (LIBOR 1M + 2.750%), 3/31/2025[b]	619,207
	Pixelle Specialty Solutions, LLC, Term Loan
746,250	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	735,056
	Starfruit US Holdco, LLC, Term Loan
468,825	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	460,817

	Total	3,848,959

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
490,248	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	489,390
	GFL Environmental, Inc., Term Loan
1,492,923	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,467,334
	Natgasoline, LLC, Term Loan
597,000	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	595,507
	Navistar, Inc., Term Loan
1,012,188	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,008,706
	Sotera Health Holdings, LLC, Term Loan
839,789	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	827,192
	TransDigm, Inc., Term Loan
750,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	735,705
	Vertiv Group Corporation, Term Loan
1,437,973	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,366,075

	Total	6,489,909

Communications Services (2.9%)
	Altice France SA, Term Loan
441,000	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	419,109
	CenturyLink, Inc., Term Loan
1,654,800	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,614,357
	Charter Communications Operating, LLC, Term Loan
999,775	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	998,275
	CommScope Inc., Term Loan
1,270,000	5.652%, (LIBOR 1M + 3.250%), 4/4/2026[b]	1,264,920
	CSC Holdings, LLC, Term Loan
808,500	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	794,602
1,500,000	5.394%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,500,375
	Entercom Media Corporation, Term Loan
738,074	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	736,539
	Frontier Communications Corporation, Term Loan
1,242,429	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,216,549
	Gray Television, Inc., Term Loan
463,668	4.681%, (LIBOR 3M + 2.250%), 2/7/2024[b]	461,350
537,300	4.931%, (LIBOR 3M + 2.500%), 1/2/2026[b]	536,494
	HCP Acquisition, LLC, Term Loan
959,503	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	952,911
	Intelsat Jackson Holdings SA, Term Loan
810,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	800,888
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	1,228,825
192,027	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	190,107
	Mediacom Illinois, LLC, Term Loan
459,187	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	455,284
	NEP Group, Inc., Term Loan
995,000	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	991,896
	SBA Senior Finance II, LLC, Term Loan
658,350	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	649,594
	Sprint Communications, Inc., Term Loan
1,779,050	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,750,140
955,200	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	945,352
	TNS, Inc., Term Loan
767,703	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	756,187

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.2%)[a]	Value
Communications Services (2.9%) - continued
	Unitymedia Finance, LLC, Term Loan
$960,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	$957,053
	Virgin Media Bristol, LLC, Term Loan
1,275,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[b]	1,269,479
	WideOpenWest Finance, LLC, Term Loan
759,472	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	740,865
	Windstream Services, LLC, Term Loan
535,000	4.910%, (LIBOR 1M + 2.500%), 2/26/2021[b]	535,000
282,830	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	290,506

	Total	22,056,657

Consumer Cyclical (1.7%)
	Boyd Gaming Corporation, Term Loan
359,817	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	357,528
	Cengage Learning, Inc., Term Loan
1,154,267	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,104,553
	Eldorado Resorts, Inc., Term Loan
277,128	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	275,828
	Four Seasons Hotels, Ltd., Term Loan
773,106	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	771,065
	Golden Entertainment, Inc., Term Loan
1,375,125	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,368,249
	Golden Nugget, LLC, Term Loan
1,067,688	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,057,866
	IAA, Inc., Term Loan
315,000	0.000%, (LIBOR 3M + 2.250%), 5/22/2026[b,d,e]	315,788
	KAR Auction Services, Inc., Term Loan
86,397	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	86,154
	Men’s Warehouse, Inc., Term Loan
603,617	5.690%, (LIBOR 1M + 3.250%), 4/9/2025[b]	532,692
	Mohegan Gaming and Entertainment, Term Loan
1,163,941	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,082,255
	Scientific Games International, Inc., Term Loan
2,540,636	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	2,500,062
	Staples, Inc., Term Loan
340,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	323,000
1,030,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	987,348
	Stars Group Holdings BV, Term Loan
1,289,081	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,288,411
	Tenneco, Inc., Term Loan
457,700	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	421,885
	Wyndham Hotels & Resorts, Inc., Term Loan
530,987	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	529,081

	Total	13,001,765

Consumer Non-Cyclical (2.4%)
	Air Medical Group Holdings, Inc., Term Loan
2,206,400	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,074,413
241,325	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	226,363
	Albertson’s, LLC, Term Loan
697,531	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	697,357
945,193	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	943,775
1,089,525	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,083,326
	Amneal Pharmaceuticals, LLC, Term Loan
870,997	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	863,558
	Bausch Health Companies, Inc., Term Loan
1,583,067	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,582,085
	Chobani, LLC, Term Loan
748,083	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	734,760
	Endo International plc, Term Loan
1,992,798	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,866,595
	Grifols Worldwide Operations USA, Inc., Term Loan
742,900	4.635%, (LIBOR 1W + 2.250%), 1/31/2025[b]	740,448
	JBS USA LUX SA, Term Loan
842,888	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	840,780
	Libbey Glass, Inc., Term Loan
264,170	5.412%, (LIBOR 1M + 3.000%), 4/9/2021[b]	207,704
	Mallinckrodt International Finance SA, Term Loan
997,475	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	896,171
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,930,892	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,837,978
	MPH Acquisition Holdings, LLC, Term Loan
1,073,523	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b,d,e]	1,024,828

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.2%)[a]	Value
Consumer Non-Cyclical (2.4%) - continued
	Ortho-Clinical Diagnostics SA, Term Loan
$955,500	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	$917,681
	Plantronics, Inc., Term Loan
413,581	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	410,653
	Prime Security Services Borrower, LLC, Term Loan
600,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	595,554
	Revlon Consumer Products Corporation, Term Loan
693,945	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	578,001

	Total	18,122,030

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
565,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	536,281
	Calpine Corporation, Term Loan
790,588	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	785,861
	CONSOL Energy, Inc., Term Loan
598,500	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	596,256
	Consolidated Energy Finance SA, Term Loan
465,300	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	452,504
	Fieldwood Energy, LLC, Term Loan
600,000	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	554,436
	HFOTCO, LLC, Term Loan
1,366,200	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,364,492
	McDermott Technology (Americas), Inc., Term Loan
1,273,875	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,251,786
	Radiate Holdco, LLC, Term Loan
2,087,960	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,037,180

	Total	7,578,796

Financials (1.7%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
923,399	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	921,672
	Blackstone CQP Holdco, LP, Term Loan
295,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	295,295
	Cyxtera DC Holdings, Inc., Term Loan
215,600	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	199,835
135,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	116,679
	Digicel International Finance, Ltd., Term Loan
1,310,005	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,133,154
	Genworth Holdings, Inc., Term Loan
237,600	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	239,235
	GGP Nimbus, LLC, Term Loan
1,310,100	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,277,492
	Grizzly Finco, Term Loan
992,500	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	990,574
	Harland Clarke Holdings Corporation, Term Loan
1,144,234	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	985,952
	Level 3 Parent, LLC, Term Loan
1,600,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,586,400
	MoneyGram International, Inc., Term Loan
562,611	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	545,266
	Sable International Finance, Ltd., Term Loan
2,051,093	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,053,657
	Trans Union, LLC, Term Loan
766,659	4.402%, (LIBOR 1M + 2.000%), 4/9/2023[b]	764,880
	Tronox Finance, LLC, Term Loan
1,840,155	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	1,820,116

	Total	12,930,207

Technology (0.7%)
	First Data Corporation, Term Loan
2,150,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,147,334
	Micron Technology, Inc., Term Loan
538,066	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	536,947
	Rackspace Hosting, Inc., Term Loan
2,090,546	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,926,439
	SS&C Technologies Holdings Europe SARL, Term Loan
283,804	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	282,527
	SS&C Technologies, Inc., Term Loan
413,835	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	411,972

	Total	5,305,219

Utilities (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,612,100	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	1,579,858
	Core and Main, LP, Term Loan
635,325	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	633,139

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.2%)[a]	Value
Utilities (0.5%) - continued
	EnergySolutions, LLC, Term Loan
$430,650	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	$411,271
	Talen Energy Supply, LLC, Term Loan
400,000	0.000%, (LIBOR 1M + 3.750%), 6/28/2026[b,d,e]	397,500
434,686	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	434,278
	TerraForm Power Operating, LLC, Term Loan
394,988	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	392,519

	Total	3,848,565

	Total Bank Loans (cost $94,890,922)	93,182,107

	Long-Term Fixed Income (48.7%)
Asset-Backed Securities (4.7%)
	Apidos CLO XXIV
1,570,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	1,549,733
	Babson CLO, Ltd.
1,400,000	5.492%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	1,365,070
	Benefit Street Partners CLO IV, Ltd.
1,000,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	999,976
	Business Jet Securities, LLC
1,511,825	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	1,533,669
	Cent CLO, LP
2,550,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	2,550,252
	Foundation Finance Trust
616,590	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	618,871
	Harley Marine Financing, LLC
1,301,794	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,075,607
	Lendmark Funding Trust
1,552,980	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	1,548,696
	Madison Park Funding XIV, Ltd.
1,450,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,435,881
	Myers Park CLO, Ltd.
1,425,000	3.992%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,407,219
	Neuberger Berman CLO XIV, Ltd.
1,187,500	6.232%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,187,495
	Neuberger Berman CLO, Ltd.
475,000	6.242%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	473,250
	OHA Credit Funding 1, Ltd.
1,215,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,199,826
	OZLM Funding II, Ltd.
2,435,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	2,419,767
	OZLM IX, Ltd.
1,875,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	1,865,198
	Palmer Square Loan Funding, Ltd.
1,000,000	4.949%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	1,000,208
	Park Avenue Institutional Advisers CLO, Ltd.
2,400,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	2,362,927
	Preston Ridge Partners Mortgage Trust, LLC
202,439	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	204,601
	Pretium Mortgage Credit Partners, LLC
966,702	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	978,208
	Riserva CLO, Ltd.
1,200,000	4.098%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	1,200,000
	Saxon Asset Securities Trust
184,047	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	180,644
	Sound Point CLO X, Ltd.
1,150,000	5.292%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,129,423
	Sound Point CLO XXI, Ltd.
2,400,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	2,361,912
	Spirit Master Funding, LLC
1,883,853	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	1,954,449
	THL Credit Wind River CLO, Ltd.
1,250,000	5.447%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,227,703
	Vericrest Opportunity Loan Transferee
1,800,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	1,823,631

	Total	35,654,216

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Basic Materials (1.1%)
	Anglo American Capital plc
$216,000	4.125%, 9/27/2022[g]	$224,359
	BHP Billiton Finance USA, Ltd.
480,000	6.750%, 10/19/2075[b,g]	547,680
	Braskem Finance, Ltd.
155,000	6.450%, 2/3/2024	171,315
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	862,150
	Element Solutions, Inc.
545,000	5.875%, 12/1/2025[g]	567,481
	First Quantum Minerals, Ltd.
980,000	7.500%, 4/1/2025[g]	933,450
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	111,240
	Novelis Corporation
950,000	5.875%, 9/30/2026[g]	961,875
	Olin Corporation
900,000	5.125%, 9/15/2027	923,625
	Packaging Corporation of America
164,000	2.450%, 12/15/2020	163,832
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[g]	754,313
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	215,601
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	203,578
	Trinseo Materials Operating SCA
820,000	5.375%, 9/1/2025[g]	789,250
	Tronox Finance plc
550,000	5.750%, 10/1/2025[g]	533,500
	Vale Overseas, Ltd.
70,000	4.375%, 1/11/2022	72,118
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[g]	170,886

	Total	8,206,253

Capital Goods (2.2%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,196,715
	Aerojet Rocketdyne Holdings, Inc., Convertible
390,000	2.250%, 12/15/2023	693,366
	Amsted Industries, Inc.
665,000	5.625%, 7/1/2027[g]	693,262
	Ardagh Packaging Finance plc
940,000	6.000%, 2/15/2025[g]	972,900
	Bombardier, Inc.
925,000	7.500%, 3/15/2025[g]	927,590
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[g]	833,081
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	160,406
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[g]	805,186
	Chart Industries, Inc., Convertible
103,000	1.000%, 11/15/2024[g]	146,464
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	164,703
	CNH Industrial Capital, LLC
165,000	4.875%, 4/1/2021	170,699
	Covanta Holding Corporation
1,000,000	6.000%, 1/1/2027	1,045,000
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	760,112
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	471,500
	Fortive Corporation, Convertible
148,000	0.875%, 2/15/2022[g]	153,038
	General Electric Company
745,000	5.000%, 1/21/2021[b,i]	714,649
	H&E Equipment Services, Inc.
860,000	5.625%, 9/1/2025	884,510
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	289,271
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	70,268
	Owens-Brockway Glass Container, Inc.
1,070,000	5.000%, 1/15/2022[g]	1,096,750
	Parker-Hannifin Corporation
225,000	2.700%, 6/14/2024	228,262
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[g]	1,146,094
	Rockwell Collins, Inc.
112,000	2.800%, 3/15/2022	113,138
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	271,688
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[g]	190,088
	Textron Financial Corporation
1,350,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,053,000
	Textron, Inc.
137,000	7.250%, 10/1/2019	138,477
	TTM Technologies, Inc., Convertible
100,000	1.750%, 12/15/2020	117,938
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	812,175
	United Technologies Corporation
237,000	3.950%, 8/16/2025	255,473
	Waste Management, Inc.
110,000	2.950%, 6/15/2024	113,101

	Total	16,688,904

Collateralized Mortgage Obligations (8.2%)
	Alternative Loan Trust
584,916	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	494,108
	Antler Mortgage Trust
1,250,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,259,074
3,600,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	3,622,788

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.2%) - continued
	Banc of America Alternative Loan Trust
$203,175	2.904%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	$178,986
884,320	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	850,448
	Banc of America Mortgage Securities Trust
1,340,957	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	1,334,224
	Bear Stearns Adjustable Rate Mortgage Trust
81,010	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	82,969
	Bellemeade Re 2018-1, Ltd.
2,400,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	2,408,668
	Cascade Funding Mortgage Trust
1,055,106	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,055,759
1,671,074	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,g	1,706,063
	CHL Mortgage Pass-Through Trust
1,124,001	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,020,911
403,600	4.256%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	392,838
1,456,353	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,245,688
	CIM Trust
971,013	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	1,017,361
	Citicorp Mortgage Securities Trust
173,381	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	169,470
	Citigroup Mortgage Loan Trust, Inc.
189,093	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	192,962
415,338	5.013%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	355,596
	Countrywide Alternative Loan Trust
114,069	2.804%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	108,911
275,882	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	240,964
355,420	3.985%, 10/25/2035, Ser. 2005-43, Class 1A1[b]	345,129
203,206	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	195,897
130,314	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	106,160
1,024,477	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	627,822
96,288	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	92,954
	Countrywide Home Loan Mortgage Pass Through Trust
511,665	4.014%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	460,595
	CSMC Mortgage-Backed Trust
495,517	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	415,506
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,040,724	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,084,581
	Eagle Re, Ltd.
1,350,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	1,351,067
	Federal Home Loan Mortgage Corporation
1,904,174	2.500%, 12/15/2022, Ser. 4155, Class AIj	62,054
925,031	2.500%, 5/15/2027, Ser. 4106, Class HIj	52,315
1,183,035	2.500%, 2/15/2028, Ser. 4162, Class AIj	80,706
3,609,493	2.500%, 3/15/2028, Ser. 4177, Class EIj	260,371
1,725,600	3.000%, 4/15/2028, Ser. 4193, Class AIj	137,580
1,725,673	3.000%, 2/15/2033, Ser. 4170, Class IGj	182,793
	Federal National Mortgage Association
1,689,912	2.500%, 2/25/2028, Ser. 2013-46, Class CIj	100,766
1,184,396	3.000%, 4/25/2028, Ser. 2013-30, Class DIj	94,447
1,534,333	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	177,563
	First Horizon Alternative Mortgage Securities Trust
357,853	4.277%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	340,975
352,467	4.277%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	348,006
	First Horizon Mortgage Pass-Through Trust
320,113	4.626%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	252,281
	GMAC Mortgage Corporation Loan Trust
651,491	4.075%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	639,386
	Government National Mortgage Association
1,176,931	4.000%, 1/16/2027, Ser. 2012-3, Class IOj	96,703
	Greenpoint Mortgage Funding Trust
437,346	2.604%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	391,993
	IndyMac IMJA Mortgage Loan Trust
666,932	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	488,856
	IndyMac INDX Mortgage Loan Trust
1,138,798	2.614%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,065,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.2%) - continued
	J.P. Morgan Alternative Loan Trust
$681,189	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	$572,898
	J.P. Morgan Mortgage Trust
130,868	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	145,976
493,877	4.590%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	445,185
	Legacy Mortgage Asset Trust
1,673,304	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	1,699,861
	Lehman Mortgage Trust
247,486	3.154%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	185,627
	Master Asset Securitization Trust
841,645	2.904%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	370,358
	MASTR Alternative Loans Trust
284,439	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	121,620
	Merrill Lynch Alternative Note Asset Trust
366,169	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	275,497
	Merrill Lynch Mortgage Investors Trust
843,281	4.290%, 6/25/2035, Ser. 2005-A5, Class M1[b]	870,609
	Oak Hill Advisors Residential Loan Trust
577,028	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	575,958
	Oaktown Re II, Ltd.
2,000,000	3.954%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	1,998,538
	Preston Ridge Partners Mortgage Trust, LLC
1,719,953	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	1,744,795
	Preston Ridge Partners Mortgage, LLC
469,812	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	475,346
	Pretium Mortgage Credit Partners, LLC
1,446,805	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,468,240
	Radnor RE, Ltd.
1,125,785	3.804%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	1,128,646
1,700,000	5.104%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	1,704,248
	RCO 2017-INV1 Trust
1,118,723	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	1,112,296
	Renaissance Home Equity Loan Trust
1,171,943	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	661,516
	Residential Accredit Loans, Inc. Trust
360,079	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	358,427
511,630	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	481,780
436,733	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	413,308
740,376	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	695,754
453,682	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	438,344
198,002	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	183,365
	Residential Asset Securitization Trust
518,160	6.197%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	431,852
650,985	3.556%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	648,231
764,117	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	789,425
	Residential Funding Mortgage Security I Trust
1,051,260	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	1,030,527
	Sequoia Mortgage Trust
912,832	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	744,408
	Starwood Mortgage Residential Trust
1,656,274	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	1,697,081
	Structured Adjustable Rate Mortgage Loan Trust
333,741	4.195%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	313,109
215,768	4.295%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	191,329
	Structured Asset Mortgage Investments, Inc.
815,147	2.714%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	805,720
	Toorak Mortgage Corporation
1,500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	1,522,515
	Toorak Mortgage Corporation, Ltd.
1,750,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	1,765,309
	Vericrest Opportunity Loan Trust
1,273,144	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,282,340
	Vericrest Opportunity Loan Trust LXV, LLC
1,139,017	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	1,143,141
	Verus Securitization Trust 2019-2
1,445,193	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,456,376

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.2%) - continued
	WaMu Mortgage Pass Through Certificates
$54,731	3.932%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	$52,609
896,815	3.384%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	840,736
922,606	2.345%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	889,441
	Washington Mutual Mortgage Pass Through Certificates
474,637	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	468,051
707,466	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	449,963
335,031	3.424%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	318,657
	Wells Fargo Mortgage Backed Securities Trust
144,805	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	146,285

	Total	62,305,413

Communications Services (3.4%)
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,108,350
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,134
98,000	3.450%, 9/15/2021	100,001
112,000	2.950%, 1/15/2025	112,820
	AT&T, Inc.
452,000	4.450%, 4/1/2024	486,759
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[g]	112,721
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[g]	1,045,000
700,000	5.500%, 5/1/2026[g]	732,585
	Charter Communications Operating, LLC
311,000	3.579%, 7/23/2020	313,745
120,000	4.500%, 2/1/2024	127,724
120,000	4.908%, 7/23/2025	130,206
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,088,725
	Comcast Corporation
216,000	1.625%, 1/15/2022	213,251
117,000	3.700%, 4/15/2024	124,120
117,000	3.950%, 10/15/2025	126,155
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	141,882
109,000	3.150%, 7/15/2023	111,067
	CSC Holdings, LLC
725,000	5.500%, 5/15/2026[g]	760,307
	Discovery Communications, LLC
216,000	2.950%, 3/20/2023	217,914
	DISH Network Corporation, Convertible
1,872,000	3.375%, 8/15/2026	1,819,929
	Fox Corporation
229,000	4.030%, 1/25/2024[g]	243,468
	GCI Liberty, Inc., Convertible
1,374,000	1.750%, 9/30/2046[g]	1,606,114
	Gray Escrow, Inc.
900,000	7.000%, 5/15/2027[g]	976,500
	IAC FinanceCo, Inc., Convertible
346,000	0.875%, 10/1/2022[g]	522,141
	Level 3 Communications, Inc.
935,000	5.375%, 1/15/2024	954,869
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	289,100
435,000	5.250%, 3/15/2026	450,225
	Liberty Interactive, LLC, Convertible
172,000	3.500%, 1/15/2031	152,419
	Liberty Media Corporation, Convertible
794,000	1.000%, 1/30/2023	934,745
	Moody’s Corporation
108,000	2.750%, 12/15/2021	108,911
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[g]	587,203
	Netflix, Inc.
905,000	4.875%, 4/15/2028	935,544
	Nexstar Escrow Corporation
716,000	5.625%, 8/1/2024[g]	741,747
	Orange SA
185,000	1.625%, 11/3/2019	184,416
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	679,450
	Sirius XM Radio, Inc.
940,000	5.000%, 8/1/2027[g]	956,356
	Sprint Corporation
1,710,000	7.625%, 2/15/2025	1,819,012
	Telefonica Emisiones SAU
230,000	4.570%, 4/27/2023	248,624
	T-Mobile USA, Inc.
1,410,000	4.500%, 2/1/2026	1,443,487
	Twitter, Inc., Convertible
387,000	0.250%, 6/15/2024	376,884
	Verizon Communications, Inc.
67,000	2.946%, 3/15/2022	68,414
219,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	221,814
222,000	4.016%, 12/3/2029[g]	240,453
	Viacom, Inc.
161,000	4.250%, 9/1/2023	170,257
270,000	5.875%, 2/28/2057[b]	275,535
	Virgin Media Secured Finance plc
935,000	5.250%, 1/15/2026[g]	958,104
	Vodafone Group plc
165,000	3.750%, 1/16/2024	172,729
600,000	7.000%, 4/4/2079[b]	647,607
	World Wrestling Entertainment, Inc., Convertible
140,000	3.375%, 12/15/2023	417,988

	Total	26,317,511

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
$1,115,000	5.000%, 10/1/2024[g]	$1,137,300
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	161,719
	Brookfield Property REIT, Inc.
475,000	5.750%, 5/15/2026[g]	489,250
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[g]	742,775
	Caesars Entertainment Corporation, Convertible
142,000	5.000%, 10/1/2024	243,058
	Cinemark USA, Inc.
900,000	4.875%, 6/1/2023	911,250
	D.R. Horton, Inc.
160,000	2.550%, 12/1/2020	160,024
	Daimler Finance North America, LLC
150,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	150,025
	Delphi Jersey Holdings plc
925,000	5.000%, 10/1/2025[g]	823,250
	Ford Motor Credit Company, LLC
210,000	1.897%, 8/12/2019	209,799
95,000	2.597%, 11/4/2019	94,947
162,000	3.336%, 3/18/2021	162,691
220,000	5.596%, 1/7/2022	232,946
	General Motors Financial Company, Inc.
162,000	2.650%, 4/13/2020	161,956
110,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	109,950
162,000	4.375%, 9/25/2021	167,217
118,000	4.200%, 11/6/2021	121,503
108,000	3.150%, 6/30/2022	108,657
	Hanesbrands, Inc.
700,000	4.875%, 5/15/2026[g]	726,173
	Harley-Davidson Financial Services, Inc.
170,000	4.050%, 2/4/2022[g]	175,555
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	109,917
65,000	2.625%, 6/1/2022	66,070
	Hyundai Capital America
165,000	3.000%, 6/20/2022[g]	165,509
	L Brands, Inc.
470,000	5.625%, 2/15/2022	491,202
470,000	6.694%, 1/15/2027	460,600
	Landry’s, Inc.
920,000	6.750%, 10/15/2024[g]	947,600
	Lennar Corporation
161,000	2.950%, 11/29/2020	160,195
65,000	4.125%, 1/15/2022	66,687
1,180,000	4.500%, 4/30/2024	1,240,475
	Live Nation Entertainment, Inc.
520,000	5.375%, 6/15/2022[g]	526,500
470,000	5.625%, 3/15/2026[g]	492,912
	Macy’s Retail Holdings, Inc.
45,000	3.875%, 1/15/2022	45,780
67,000	2.875%, 2/15/2023	65,582
	Mattamy Group Corporation
870,000	6.500%, 10/1/2025[g]	916,762
	McDonald’s Corporation
226,000	3.350%, 4/1/2023	234,410
	MGM Resorts International
775,000	6.000%, 3/15/2023	839,906
875,000	5.750%, 6/15/2025	951,545
	Navistar International Corporation
855,000	6.625%, 11/1/2025[g]	895,612
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[g]	809,000
	Prime Security Services Borrower, LLC
294,000	9.250%, 5/15/2023[g]	308,759
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	70,227
	ServiceMaster Company, LLC
930,000	5.125%, 11/15/2024[g]	956,738
	Six Flags Entertainment Corporation
960,000	4.875%, 7/31/2024[g]	974,400
	Starbucks Corporation
115,000	2.100%, 2/4/2021	114,583
	Viking Cruises, Ltd.
660,000	5.875%, 9/15/2027[g]	668,250
	Visa, Inc.
70,000	2.200%, 12/14/2020	70,105
	Volkswagen Group of America Finance, LLC
200,000	4.250%, 11/13/2023[g]	210,448
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[g]	1,140,912

	Total	21,090,731

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	217,969
113,000	3.400%, 11/30/2023	117,823
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	215,957
108,000	2.900%, 11/6/2022	108,678
	Albertson’s Companies, LLC
1,000,000	6.625%, 6/15/2024	1,036,250
	Altria Group, Inc.
110,000	3.800%, 2/14/2024	114,615
113,000	4.400%, 2/14/2026	120,793
	Anheuser-Busch Companies, LLC
113,000	3.650%, 2/1/2026	118,850
	Anheuser-Busch InBev Finance, Inc.
97,000	3.300%, 2/1/2023	100,072
	Anheuser-Busch InBev Worldwide, Inc.
177,000	4.150%, 1/23/2025	191,549
	BAT Capital Corporation
110,000	2.764%, 8/15/2022	110,288
177,000	3.222%, 8/15/2024	178,435
	Bayer U.S. Finance II, LLC
235,000	3.500%, 6/25/2021[g]	238,341
	Becton, Dickinson and Company
226,000	3.363%, 6/6/2024	233,351
	Boston Scientific Corporation
226,000	3.450%, 3/1/2024	236,266

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Bunge, Ltd. Finance Corporation
$70,000	3.500%, 11/24/2020	$70,639
	Cardtronics, Inc., Convertible
270,000	1.000%, 12/1/2020	261,766
	Celgene Corporation
177,000	3.625%, 5/15/2024	185,748
	Centene Corporation
920,000	4.750%, 1/15/2025	949,633
	Cigna Corporation
235,000	4.125%, 11/15/2025[g]	249,574
	Conagra Brands, Inc.
118,000	3.800%, 10/22/2021	121,238
118,000	4.300%, 5/1/2024	125,089
	Constellation Brands, Inc.
220,000	4.250%, 5/1/2023	233,997
	CVS Health Corporation
108,000	2.750%, 12/1/2022	108,322
327,000	3.700%, 3/9/2023	337,577
220,000	4.100%, 3/25/2025	231,908
	Energizer Holdings, Inc.
950,000	6.375%, 7/15/2026[g]	976,125
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	113,358
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[g]	54,576
	General Mills, Inc.
110,000	3.700%, 10/17/2023	115,277
110,000	3.650%, 2/15/2024	114,928
	HCA, Inc.
1,350,000	5.375%, 2/1/2025	1,457,156
	J.M. Smucker Company
110,000	2.200%, 12/6/2019	109,833
	JBS USA, LLC
1,330,000	5.750%, 6/15/2025[g]	1,383,200
	Kellogg Company
220,000	3.125%, 5/17/2022	224,130
	Keurig Dr Pepper, Inc.
224,000	3.551%, 5/25/2021	228,724
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	213,457
112,000	4.000%, 6/15/2023	117,140
	Kroger Company
110,000	2.800%, 8/1/2022	111,063
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,003
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	70,619
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	184,928
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[g]	160,434
	Mylan NV
112,000	3.150%, 6/15/2021	111,992
	Par Pharmaceutical, Inc.
470,000	7.500%, 4/1/2027[g]	461,775
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[g]	200,570
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[g]	784,700
	Reynolds American, Inc.
92,000	4.850%, 9/15/2023	98,795
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	224,651
216,000	2.400%, 9/23/2021	215,551
	Simmons Foods, Inc.
840,000	5.750%, 11/1/2024[g]	764,400
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[g]	161,659
	Spectrum Brands, Inc.
700,000	5.750%, 7/15/2025	727,125
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	752,187
	Tenet Healthcare Corporation
940,000	4.625%, 7/15/2024	951,750
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	189,750
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	513,187
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	103,492
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	72,343
	VRX Escrow Corporation
1,800,000	6.125%, 4/15/2025[g]	1,836,000
	Zimmer Biomet Holdings, Inc.
220,000	3.550%, 4/1/2025	226,674
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	163,013

	Total	20,414,293

Energy (2.8%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[g]	798,000
	Anadarko Petroleum Corporation
48,000	4.850%, 3/15/2021	49,677
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	249,600
500,000	5.625%, 6/1/2023	483,125
	BP Capital Markets America, Inc.
442,000	2.520%, 9/19/2022	445,355
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	107,970
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	111,048
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[g]	122,470
	Cheniere Corpus Christi Holdings, LLC
800,000	7.000%, 6/30/2024	920,080
	Cheniere Energy Partners, LP
1,120,000	5.625%, 10/1/2026[g]	1,181,600
	Chesapeake Energy Corporation
925,000	7.000%, 10/1/2024	830,187

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Energy (2.8%) - continued
	Continental Resources, Inc.
$86,000	5.000%, 9/15/2022	$86,675
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	520,200
	Diamondback Energy, Inc.
560,000	4.750%, 11/1/2024	574,700
250,000	5.375%, 5/31/2025	262,500
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	111,582
887,000	6.250%, 3/1/2078[b]	897,609
	Energy Transfer Operating, LP
112,000	4.200%, 9/15/2023	117,373
220,000	5.875%, 1/15/2024	244,503
264,000	6.625%, 2/15/2028[b,i]	246,840
	EnLink Midstream Partners, LP
940,000	4.850%, 7/15/2026	947,050
	Enterprise Products Operating, LLC
440,000	4.875%, 8/16/2077[b]	414,528
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	182,016
	EQM Midstream Partners LP
177,000	4.750%, 7/15/2023	183,450
	EQT Corporation
223,000	3.000%, 10/1/2022	221,187
	Hess Corporation
112,000	3.500%, 7/15/2024	112,691
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	221,826
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	108,094
	Marathon Petroleum Corporation
110,000	4.750%, 12/15/2023	118,609
	MPLX, LP
162,000	4.500%, 7/15/2023	171,775
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025	487,438
	Nabors Industries, Inc., Convertible
180,000	0.750%, 1/15/2024	128,510
	Newfield Exploration Company
110,000	5.625%, 7/1/2024	121,730
	Noble Energy, Inc.
165,000	3.900%, 11/15/2024	172,061
	ONEOK Partners, LP
107,000	3.800%, 3/15/2020	107,735
	Parsley Energy, LLC
730,000	5.625%, 10/15/2027[g]	762,850
	Petrobras Global Finance BV
163,000	4.375%, 5/20/2023	167,191
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	110,808
	Plains All American Pipeline, LP
247,000	5.000%, 2/1/2021	254,371
260,000	6.125%, 11/15/2022[b,i]	247,650
	Precision Drilling Corporation
230,000	7.750%, 12/15/2023	234,531
200,000	7.125%, 1/15/2026[g]	193,500
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	117,197
108,000	5.625%, 4/15/2023	117,590
	Schlumberger Holdings Corporation
180,000	3.000%, 12/21/2020[g]	181,440
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[g]	209,679
	Southwestern Energy Company
840,000	7.500%, 4/1/2026	795,799
	Sunoco Logistics Partners Operations, LP
175,000	4.400%, 4/1/2021	180,086
	Sunoco, LP
475,000	5.500%, 2/15/2026	494,594
460,000	5.875%, 3/15/2028	476,675
	Tallgrass Energy Partners, LP
750,000	4.750%, 10/1/2023[g]	760,328
600,000	5.500%, 1/15/2028[g]	606,750
	Targa Resources Partners, LP
900,000	5.250%, 5/1/2023	912,465
	Transocean Guardian, Ltd.
836,325	5.875%, 1/15/2024[g]	849,915
	W&T Offshore, Inc.
900,000	9.750%, 11/1/2023[g]	861,750
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	111,395
	Williams Partners, LP
215,000	4.500%, 11/15/2023	229,498
	WPX Energy, Inc.
610,000	5.750%, 6/1/2026	631,350

	Total	21,567,206

Financials (7.1%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	71,275
	Aegon NV
720,000	2.582%, (USISDA 10Y + 0.100%), 10/15/2019[b,i]	468,000
	AIG Global Funding
220,000	2.150%, 7/2/2020[g]	219,361
	Air Lease Corporation
220,000	2.500%, 3/1/2021	220,127
	Aircastle, Ltd.
178,000	5.000%, 4/1/2023	188,253
	Ally Financial, Inc.
950,000	5.750%, 11/20/2025[k]	1,050,842
	American Express Company
112,000	3.375%, 5/17/2021	114,086
113,000	3.400%, 2/22/2024	117,710
	American Express Credit Corporation
200,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	201,801
	Ares Capital Corporation
218,000	3.875%, 1/15/2020	218,930
	Ares Capital Corporation, Convertible
152,000	4.625%, 3/1/2024	156,180
	Athene Global Funding
165,000	4.000%, 1/25/2022[g]	170,649
	Australia and New Zealand Banking Group, Ltd.
430,000	6.750%, 6/15/2026[b,g,i]	474,612

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.1%) - continued
	Avolon Holdings Funding, Ltd.
$57,000	5.250%, 5/15/2024[g]	$60,756
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,i]	188,250
	Bank of America Corporation
218,000	2.738%, 1/23/2022[b]	218,933
224,000	3.499%, 5/17/2022[b]	228,427
200,000	3.004%, 12/20/2023[b]	203,587
328,000	3.550%, 3/5/2024[b]	339,702
564,000	5.125%, 6/20/2024[b,i]	567,525
457,000	3.864%, 7/23/2024[b]	479,359
220,000	4.200%, 8/26/2024	233,895
113,000	3.458%, 3/15/2025[b]	117,229
	Bank of Montreal
330,000	3.300%, 2/5/2024	342,131
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	218,144
	Bank of Nova Scotia
112,000	3.032%, (LIBOR 3M + 0.440%), 4/20/2021[b]	112,473
162,000	2.700%, 3/7/2022	164,115
	Barclays Bank plc
100,000	5.140%, 10/14/2020	102,764
	Barclays plc
225,000	4.610%, 2/15/2023[b]	233,160
731,000	7.750%, 9/15/2023[b,i]	749,275
200,000	4.338%, 5/16/2024[b]	206,501
	BB&T Corporation
220,000	2.150%, 2/1/2021	219,510
	Blackstone Mortgage Trust, Inc., Convertible
120,000	4.375%, 5/5/2022	125,070
	BNP Paribas SA
460,000	7.625%, 3/30/2021[b,g,i]	487,025
	BNZ International Funding, Ltd.
250,000	3.408%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	252,746
	BPCE SA
110,000	3.000%, 5/22/2022[g]	110,998
	Camden Property Trust
110,000	4.875%, 6/15/2023	119,147
	Capital One Bank USA NA
165,000	3.375%, 2/15/2023	168,247
	Capital One Financial Corporation
324,000	3.050%, 3/9/2022	328,942
	Central Fidelity Capital Trust I
445,000	3.597%, (LIBOR 3M + 1.000%), 4/15/2027[b]	411,625
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	978,187
	Citigroup, Inc.
216,000	2.650%, 10/26/2020	216,746
97,000	2.350%, 8/2/2021	96,909
108,000	2.750%, 4/25/2022	109,038
108,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	108,129
218,000	3.142%, 1/24/2023[b]	221,585
336,000	3.352%, 4/24/2025[b]	346,920
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,561
	CNA Financial Corporation
103,000	5.750%, 8/15/2021	110,081
126,000	3.950%, 5/15/2024	132,902
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[g]	215,913
	Compass Bank
250,000	3.500%, 6/11/2021	254,713
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
216,000	3.950%, 11/9/2022	223,973
	Credit Agricole SA
108,000	3.375%, 1/10/2022[g]	110,113
406,000	8.125%, 12/23/2025[b,g,i]	469,532
	Credit Suisse Group AG
575,000	7.500%, 7/17/2023[b,g,i]	617,303
600,000	7.500%, 12/11/2023[b,g,i]	660,000
	Credit Suisse Group Funding (Guernsey), Ltd.
325,000	3.800%, 9/15/2022	336,804
	Danske Bank AS
177,000	5.000%, 1/12/2022[g]	185,097
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	107,536
324,000	4.250%, 10/14/2021	328,255
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	100,300
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	164,775
	Discover Bank
43,000	8.700%, 11/18/2019	43,953
218,000	3.100%, 6/4/2020	219,043
	Fidelity National Financial, Inc.
180,000	5.500%, 9/1/2022	194,747
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	165,072
113,000	3.650%, 1/25/2024	118,735
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[g]	294,659
	GE Capital International Funding Company
461,000	3.373%, 11/15/2025	466,385
	General Electric Capital Corporation
113,000	3.100%, 1/9/2023	113,959
	Goldman Sachs Group, Inc.
216,000	5.375%, 5/10/2020[b,i]	217,188
216,000	5.250%, 7/27/2021	228,125
160,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	161,306
216,000	3.000%, 4/26/2022	217,851
164,000	2.876%, 10/31/2022[b]	165,303
108,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	108,268
226,000	3.625%, 2/20/2024	235,623
425,000	5.500%, 8/10/2024[b,i]	435,094
	GS Finance Corporation, Convertible
1,975,000	0.500%, 6/23/2025[c]	2,027,535
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[g]	198,806
	Hilton Worldwide Finance, LLC
920,000	4.625%, 4/1/2025	941,850
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	80,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.1%) - continued
	HSBC Holdings plc
$324,000	3.400%, 3/8/2021	$328,905
216,000	6.875%, 6/1/2021[b,i]	227,880
210,000	4.098%, (LIBOR 3M + 1.500%), 1/5/2022[b]	214,596
298,000	6.375%, 9/17/2024[b,i]	308,430
225,000	3.803%, 3/11/2025[b]	234,322
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	141,703
	Icahn Enterprises, LP
325,000	6.750%, 2/1/2024	337,594
430,000	6.375%, 12/15/2025	438,944
	ILFC E-Capital Trust II
1,865,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,352,125
	ING Groep NV
555,000	6.000%, 4/16/2020[b,i]	560,383
225,000	4.100%, 10/2/2023	237,586
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	222,749
216,000	5.875%, 8/15/2022	235,215
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[g]	659,181
	J.P. Morgan Chase & Company
161,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	161,545
210,000	2.295%, 8/15/2021	209,944
272,000	2.776%, 4/25/2023[b]	274,566
220,000	3.375%, 5/1/2023	226,109
215,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	218,250
220,000	3.875%, 9/10/2024	231,177
456,000	4.023%, 12/5/2024[b]	484,212
	KeyBank NA
250,000	1.600%, 8/22/2019	249,695
	Liberty Mutual Group, Inc.
25,000	5.000%, 6/1/2021[g]	26,043
525,000	10.750%, 6/15/2058[b,g]	803,250
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	189,040
235,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	192,112
	Lloyds Bank plc
750,000	12.000%, 12/16/2024[b,g,i]	911,250
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	217,211
225,000	3.900%, 3/12/2024	234,643
800,000	6.413%, 10/1/2035[b,g,i]	834,000
590,000	6.657%, 5/21/2037[b,g,i]	622,450
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[b,g,i]	533,585
	Marsh & McLennan Companies, Inc.
175,000	3.875%, 3/15/2024	185,548
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[g]	1,036,980
	MGIC Investment Corporation, Convertible
805,000	9.000%, 4/1/2063[g]	1,060,258
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.510%, (LIBOR 3M + 1.060%), 9/13/2021[b]	252,662
108,000	2.998%, 2/22/2022	109,659
220,000	3.455%, 3/2/2023	226,098
113,000	3.407%, 3/7/2024	117,223
	Mizuho Financial Group, Inc.
250,000	3.590%, (LIBOR 3M + 1.140%), 9/13/2021[b]	253,172
	Morgan Stanley
210,000	2.800%, 6/16/2020	210,966
200,000	2.500%, 4/21/2021	200,339
216,000	5.500%, 7/28/2021	229,361
216,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	218,280
108,000	2.750%, 5/19/2022	109,121
64,000	4.875%, 11/1/2022	68,510
218,000	3.125%, 1/23/2023	222,839
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	522,750
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,i]	211,000
	Park Aerospace Holdings, Ltd.
57,000	4.500%, 3/15/2023[g]	58,970
	PNC Bank NA
216,000	2.450%, 11/5/2020	216,484
	PNC Financial Services Group, Inc.
110,000	3.500%, 1/23/2024	115,792
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[g]	1,194,429
	Realty Income Corporation
162,000	5.750%, 1/15/2021	168,973
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	90,959
112,000	3.800%, 8/14/2023	117,132
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	175,264
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	215,781
	Royal Bank of Scotland Group plc
621,000	8.625%, 8/15/2021[b,i]	669,283
110,000	6.125%, 12/15/2022	118,631
110,000	6.100%, 6/10/2023	119,375
880,000	5.125%, 5/28/2024	928,728
220,000	4.269%, 3/22/2025[b]	227,454
572,000	7.648%, 9/30/2031[b,i]	745,030
	Santander Holdings USA, Inc.
178,000	4.450%, 12/3/2021	185,048
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	210,120
	Simon Property Group, LP
285,000	2.500%, 9/1/2020	285,752
120,000	2.500%, 7/15/2021	120,595
	SITE Centers Corporation
52,000	4.625%, 7/15/2022	54,155
	Societe Generale SA
805,000	8.000%, 9/29/2025[b,g,i]	887,512
	Standard Chartered plc
210,000	3.650%, (LIBOR 3M + 1.130%), 8/19/2019[b,g]	210,301
	State Street Capital Trust IV
1,482,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,126,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.1%) - continued
	State Street Corporation
$70,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	$70,646
	Sumitomo Mitsui Financial Group, Inc.
216,000	2.934%, 3/9/2021	217,918
215,000	4.133%, (LIBOR 3M + 1.680%), 3/9/2021[b]	219,427
108,000	2.784%, 7/12/2022	109,366
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	95,810
	Synchrony Financial
59,000	3.000%, 8/15/2019	59,009
25,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,100
94,000	3.750%, 8/15/2021	95,765
115,000	4.250%, 8/15/2024	119,764
	Toronto-Dominion Bank
295,000	2.550%, 1/25/2021	296,591
113,000	3.250%, 3/11/2024	117,038
	UBS Group Funding Jersey, Ltd.
216,000	3.000%, 4/15/2021[g]	217,921
	USB Realty Corporation
1,497,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	1,272,450
	Ventas Realty, LP
112,000	3.100%, 1/15/2023	113,929
110,000	3.750%, 5/1/2024	115,262
	Wachovia Capital Trust II
220,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	202,400
	Wells Fargo & Company
205,000	2.100%, 7/26/2021	203,948
110,000	2.625%, 7/22/2022	110,836
326,000	3.691%, (LIBOR 3M + 1.110%), 1/24/2023[b]	329,921
220,000	4.125%, 8/15/2023	232,247
250,000	3.813%, (LIBOR 3M + 1.230%), 10/31/2023[b]	254,729
115,000	3.750%, 1/24/2024	120,859
	Welltower, Inc.
162,000	4.950%, 1/15/2021	167,129
	Westpac Banking Corporation
275,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	278,393

	Total	54,282,118

Mortgage-Backed Securities (10.4%)
	Federal Home Loan Mortgage Corporation
3,693,776	3.500%, 8/15/2035, Ser. 345, Class C8[j]	440,507
	Federal Home Loan Mortgage Corporation - REMIC
3,343,233	3.000%, 5/15/2027, Ser. 4046, Class GIj	235,194
3,758,332	3.000%, 7/15/2027, Ser. 4074, Class IOj	286,112
2,589,152	3.000%, 7/15/2027, Ser. 4084, Class NIj	199,263
2,624,849	2.500%, 2/15/2028, Ser. 4161, Class UIj	172,943
3,805,679	3.500%, 10/15/2032, Ser. 4119, Class KIj	461,163
4,260,032	3.000%, 4/15/2033, Ser. 4203, Class DIj	332,557
	Federal National Mortgage Association
8,918,407	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	679,466
	Federal National Mortgage Association - REMIC
3,427,875	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	242,946
5,556,916	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	437,462
6,760,299	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	465,015
3,511,838	3.500%, 9/25/2027, Ser. 2012-98, Class YIj	316,079
4,561,978	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	331,530
2,403,292	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	165,043
6,240,539	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	450,344
3,137,112	3.000%, 2/25/2028, Ser. 2013-2, Class GIj	235,422
2,215,192	3.000%, 2/25/2033, Ser. 2013-1, Class YIj	262,374
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
18,800,000	3.500%, 7/1/2034[e]	19,404,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,950,000	3.000%, 7/1/2049[e]	11,038,410
14,750,000	3.500%, 7/1/2049[e]	15,074,961
9,175,000	4.000%, 7/1/2049[e]	9,480,535
	Government National Mortgage Association Conventional 30-Yr. Pass Through
18,000,000	4.500%, 7/1/2049[e]	18,761,836

	Total	79,473,287

Technology (1.9%)
	Apple, Inc.
216,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	217,200
217,000	2.400%, 1/13/2023	218,795
385,000	3.450%, 5/6/2024	406,943
	Baidu, Inc.
109,000	3.000%, 6/30/2020	109,455
	Broadcom Corporation
222,000	2.650%, 1/15/2023	218,779
	CommScope Technologies Finance, LLC
780,000	6.000%, 6/15/2025[g]	731,024
	Cypress Semiconductor Corporation, Convertible
711,000	4.500%, 1/15/2022	1,193,340
	Dell International, LLC/EMC Corporation
113,000	4.000%, 7/15/2024[g]	115,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Technology (1.9%) - continued
	Diamond 1 Finance Corporation
$216,000	5.450%, 6/15/2023[g]	$232,806
	Electronics For Imaging, Inc., Convertible
157,000	2.250%, 11/15/2023[g]	185,544
	Equinix, Inc.
675,000	5.750%, 1/1/2025	702,675
	Fidelity National Information Services, Inc.
275,000	2.250%, 8/15/2021	274,354
	Fiserv, Inc.
235,000	2.750%, 7/1/2024	236,555
	Harland Clarke Holdings Corporation
800,000	8.375%, 8/15/2022[g]	679,000
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	271,480
	Inception Merger Sub, Inc.
750,000	8.625%, 11/15/2024[g,k]	688,125
	Intel Corporation
160,000	1.700%, 5/19/2021	158,737
70,000	3.100%, 7/29/2022	72,149
	Intel Corporation, Convertible
491,000	3.250%, 8/1/2039	1,155,009
	j2 Global, Inc., Convertible
248,000	3.250%, 6/15/2029	345,643
	Marvell Technology Group, Ltd.
112,000	4.200%, 6/22/2023	116,590
	Microchip Technology, Inc., Convertible
181,000	1.625%, 2/15/2027	213,236
	Microsoft Corporation
216,000	2.400%, 2/6/2022	218,369
	NetApp, Inc.
164,000	2.000%, 9/27/2019	163,752
	Nuance Communications, Inc., Convertible
1,265,000	1.250%, 4/1/2025	1,239,579
	NXP BV/NXP Funding, LLC
165,000	4.875%, 3/1/2024[g]	176,834
	ON Semiconductor Corporation, Convertible
384,000	1.625%, 10/15/2023	467,831
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,623
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[g]	796,000
	Seagate HDD Cayman
165,000	4.250%, 3/1/2022	167,748
	SS&C Technologies, Inc.
700,000	5.500%, 9/30/2027[g]	726,250
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,758
	Verint Systems, Inc., Convertible
282,000	1.500%, 6/1/2021	302,185
	Vishay Intertechnology, Inc., Convertible
239,000	2.250%, 6/15/2025[g]	219,880
	VMware, Inc.
108,000	2.300%, 8/21/2020	107,692
	Western Digital Corporation
980,000	4.750%, 2/15/2026[k]	961,429

	Total	14,211,269

Transportation (0.4%)
	Boeing Company
226,000	3.100%, 5/1/2026	232,995
	CSX Corporation
110,000	3.700%, 11/1/2023	115,710
	Delta Air Lines, Inc.
162,000	2.875%, 3/13/2020	162,192
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,484
	Meritor, Inc., Convertible
391,000	3.250%, 10/15/2037	407,529
	Penske Truck Leasing Company, LP
113,000	3.375%, 2/1/2022[g]	115,164
	Ryder System, Inc.
238,000	3.500%, 6/1/2021	242,751
	Union Pacific Corporation
168,000	3.750%, 7/15/2025	179,476
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	71,673
	United Continental Holdings, Inc.
960,000	4.875%, 1/15/2025	984,000
	XPO Logistics, Inc.
300,000	6.125%, 9/1/2023[g]	310,875
529,000	6.750%, 8/15/2024[g]	564,046

	Total	3,457,895

Utilities (1.0%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	108,438
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,215
	Berkshire Hathaway Energy Company
218,000	2.400%, 2/1/2020	217,906
	Calpine Corporation
560,000	6.000%, 1/15/2022[g]	562,800
420,000	5.375%, 1/15/2023	424,725
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	110,320
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	107,637
	Dominion Energy, Inc.
110,000	2.715%, 8/15/2021	110,123
110,000	3.071%, 8/15/2024	110,764
	DTE Energy Company
178,000	3.300%, 6/15/2022	181,760
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	215,848
	Edison International
110,000	2.950%, 3/15/2023	105,353
	Eversource Energy
109,000	2.500%, 3/15/2021	109,249
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	88,533
162,000	2.950%, 1/15/2020	162,225

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Utilities (1.0%) - continued
	FirstEnergy Corporation
$163,000	2.850%, 7/15/2022	$165,103
	Fortis, Inc.
180,000	2.100%, 10/4/2021	178,403
	NextEra Energy Operating Partners, LP
900,000	4.500%, 9/15/2027[g]	888,750
	NiSource, Inc.
178,000	3.650%, 6/15/2023	184,327
1,170,000	5.650%, 6/15/2023[b,i]	1,140,750
	Oncor Electric Delivery Company, LLC
165,000	2.750%, 6/1/2024[g]	168,003
	Pinnacle West Capital Corporation
110,000	2.250%, 11/30/2020	109,772
	PPL Capital Funding, Inc.
220,000	3.950%, 3/15/2024	230,624
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	101,029
	Public Service Enterprise Group, Inc.
110,000	2.875%, 6/15/2024	111,027
	Southern Company
108,000	2.350%, 7/1/2021	107,889
	TerraForm Power Operating, LLC
895,000	5.000%, 1/31/2028[g]	898,356
	TransCanada Trust
768,000	5.875%, 8/15/2076[b]	788,275

	Total	7,758,204

	Total Long-Term Fixed Income (cost $366,416,343)	371,427,300

Shares	Common Stock (26.5%)
Communications Services (1.5%)
3,709	Activision Blizzard, Inc.	175,065
1,438	Alphabet, Inc., Class Al	1,557,066
783	Alphabet, Inc., Class Cl	846,352
76,012	Auto Trader Group plc[g]	529,408
5,200	CBS Corporation	259,480
26,010	Comcast Corporation	1,099,703
12,610	DISH Network Corporation[l]	484,350
4,854	Facebook, Inc.[l]	936,822
1,272	Ipsos SA	33,540
22,600	KDDI Corporation	575,095
56,662	Mediaset Espana Comunicacion SA	412,445
538	News Corporation	7,510
2,100	NTT DOCOMO, Inc.	48,997
3,234	Rightmove plc	22,001
16,932	Seven West Media, Ltd.[l]	5,530
34,174	Telenor ASA	726,068
163,932	Telstra Corporation, Ltd.	443,289
5,392	Tencent Holdings, Ltd., ADR	244,042
13,400	TV Asahi Holdings Corporation	216,548
17,704	Twitter, Inc.[l]	617,870
28,360	Verizon Communications, Inc.	1,620,207
499	Walt Disney Company	69,680
3,052	Wolters Kluwer NV	222,037

	Total	11,153,105

Consumer Discretionary (2.1%)
1,056	Amazon.com, Inc.[l]	1,999,673
22,227	American Axle & Manufacturing Holdings, Inc.[l]	283,617
1,700	AOKI Holdings, Inc.	16,860
1,500	Aoyama Trading Company, Ltd.	29,448
4,263	Aptiv plc	344,578
2,000	Autobacs Seven Company, Ltd.	33,045
22,491	Barratt Developments plc	163,667
4,300	Benesse Holdings, Inc.	100,351
7,885	Berkeley Group Holdings plc	373,699
177	Booking Holdings, Inc.[l]	331,824
1,054	Bovis Homes Group plc	13,857
1,600	Bridgestone Corporation	63,118
1,683	Bright Horizons Family Solutions, Inc.[l]	253,914
1,742	Bunzl plc	45,965
31,243	Caesars Entertainment Corporation[k,l]	369,292
3,140	Carnival plc	138,187
1,134	Century Casinos, Inc.[l]	11,000
3,053	Children’s Place, Inc.	291,195
2,200	Chiyoda Company, Ltd.	32,222
4,711	Cie Generale des Etablissements Michelin	595,666
52,100	Citizen Watch Company, Ltd.	268,088
1,365	Compass Group plc	32,722
4,425	Countryside Properties plc[g]	16,783
6,241	Crocs, Inc.[l]	123,260
5,419	D.R. Horton, Inc.	233,721
15,300	Denso Corporation	645,141
974	Emerald Expositions Events, Inc.	10,860
6,287	Etsy, Inc.[l]	385,833
900	Exedy Corporation	18,900
3,208	G-III Apparel Group, Ltd.[l]	94,379
8,985	Harley-Davidson, Inc.	321,933
5,305	Home Depot, Inc.	1,103,281
4,719	Inchcape plc	36,981
10,220	Lowe’s Companies, Inc.	1,031,300
2,250	Lululemon Athletica, Inc.[l]	405,473
1,420	Mohawk Industries, Inc.[l]	209,407
23,577	Moneysupermarket.com Group plc	123,510
1,067	Netflix, Inc.l	391,930
15,300	NHK Spring Company, Ltd.	118,278
4,920	NIKE, Inc.	413,034
107,300	Nissan Motor Company, Ltd.	768,533
5,750	Norwegian Cruise Line Holdings, Ltd.[l]	308,373
1,900	Onward Holdings Company, Ltd.	10,495
2,250	Oxford Industries, Inc.	170,550
1,500	Plenus Company, Ltd.	24,466
12,027	Red Rock Resorts, Inc.	258,340
19,748	Redrow plc	136,756
2,850	RHk,l	329,460
4,000	Sangetsu Company, Ltd.	73,694
25,800	Sekisui House, Ltd.	425,096
1,000	SHIMAMURA Company, Ltd.	74,866
2,530	Starbucks Corporation	212,090
34,900	Sumitomo Rubber Industries, Ltd.	404,221
6,533	Super Retail Group, Ltd.	37,814
800	Takara Standard Company, Ltd.	12,693
76,197	Taylor Wimpey plc	152,901
11,008	Toll Brothers, Inc.	403,113
18,600	Toyoda Gosei Company, Ltd.	363,506
400	TS Tech Company, Ltd.	10,926
1,600	United Arrows, Ltd.	50,023
2,655	WH Smith plc	66,504
19,000	Yahoo Japan Corporation	55,889
4,164	Zumiez, Inc.[l]	108,680

	Total	15,934,981

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.5%)	Value
Consumer Staples (1.5%)
2,400	Arcs Company, Ltd.	$47,936
9,232	Bunge, Ltd.	514,315
3,110	Carlsberg AS	412,689
2,060	Casey’s General Stores, Inc.	321,339
982	Church & Dwight Company, Inc.	71,745
10,704	Colgate-Palmolive Company	767,156
22,168	Cott Corporation	295,943
9,756	Empire Company, Ltd.	245,697
3,086	ForFarmers BV	26,134
746	Glanbia plc	12,129
24,258	Hain Celestial Group, Inc.[l]	531,250
53,900	Japan Tobacco, Inc.	1,188,154
3,182	John B. Sanfilippo & Son, Inc.	253,574
2,300	Kimberly-Clark Corporation	306,544
415	L’Oreal SA	117,996
800	Ministop Company, Ltd.	11,513
2,946	Monster Beverage Corporation[l]	188,043
4,641	PepsiCo, Inc.	608,574
6,758	Philip Morris International, Inc.	530,706
6,800	Sugi Holdings Company, Ltd.	322,053
13,700	Sundrug Company, Ltd.	371,553
27,506	SunOpta, Inc.[l]	90,495
5,388	Swedish Match AB	227,795
6,075	TreeHouse Foods, Inc.[l]	328,657
1,000	TSURUHA Holdings, Inc.	92,743
6,970	Turning Point Brands, Inc.	341,391
13,525	Unilever NV	821,755
19,518	Unilever plc	1,211,590
12,163	Wal-Mart Stores, Inc.	1,343,890

	Total	11,603,359

Energy (1.6%)
13,413	BP plc ADR	559,322
53,338	Callon Petroleum Company[l]	351,497
11,510	Chevron Corporation	1,432,304
4,967	Contura Energy, Inc.[l]	257,787
2,700	Diamondback Energy, Inc.	294,219
33,500	Enbridge, Inc.	1,208,680
53,700	Enterprise Products Partners, LP	1,550,319
15,275	EQT Corporation	241,498
34,833	Euronav NV	328,824
3,128	Exxon Mobil Corporation	239,699
495	Gaztransport Et Technigaz SA	49,654
11,808	Halliburton Company	268,514
5,200	JXTG Holdings, Inc.	25,916
36,000	Marathon Oil Corporation	511,560
9,212	Marathon Petroleum Corporation	514,767
8,265	Nine Energy Service, Inc.[l]	143,232
19,251	Pacific Drilling SAl	242,563
22,200	Patterson-UTI Energy, Inc.	255,522
3,748	Pioneer Natural Resources Company	576,667
23,144	Royal Dutch Shell plc, Class A	755,367
32,484	Royal Dutch Shell plc, Class B	1,064,397
4,570	Talos Energy, Inc.[l]	109,909
46,700	Williams Companies, Inc.	1,309,468
20,705	WPX Energy, Inc.[l]	238,315

	Total	12,530,000

Financials (5.0%)
1,316	Aareal Bank AG	34,668
9,410	Aflac, Inc.	515,762
1,584	Allianz SE	382,023
1,819	Allstate Corporation	184,974
16,250	Ally Financial, Inc.	503,587
5,383	American Financial Group, Inc.	551,596
5,290	American International Group, Inc.	281,851
781	Ameriprise Financial, Inc.	113,370
150,924	Ares Capital Corporation	2,707,577
1,322	Argo Group International Holdings, Ltd.	97,894
22,220	Assured Guaranty, Ltd.	935,018
24,877	Banca Monte dei Paschi di Siena SPA[k,l]	30,476
14,561	Bank Leumi Le-Israel BM	105,248
77,979	Bank of America Corporation	2,261,391
296	Bank of Marin Bancorp	12,142
10,635	Bank of Montreal	803,340
1,035	Berkshire Hathaway, Inc.[l]	220,631
468	BlackRock, Inc.	219,632
12,790	Blackstone Group, LP	568,132
5,263	Blackstone Mortgage Trust, Inc.	187,257
1,538	BOK Financial Corporation	116,088
10,525	BrightSphere Investment Group	120,090
7,920	Capital One Financial Corporation	718,661
3,593	Charles Schwab Corporation	144,403
2,980	Chubb, Ltd.	438,924
44,029	CI Financial Corporation	717,482
24,693	Citigroup, Inc.	1,729,251
16,704	CNP Assurances	379,154
2,022	Cohen & Steers, Inc.	104,012
7,672	Comerica, Inc.	557,294
1,187	Community Trust Bancorp, Inc.	50,198
13,600	DBS Group Holdings, Ltd.	261,257
735	Deutsche Boerse AG	103,760
15,121	Deutsche Pfandbriefbank AGg	182,075
26,032	Direct Line Insurance Group plc	109,732
6,383	Discover Financial Services	495,257
14,080	DnB ASA	262,362
11,875	E*TRADE Financial Corporation	529,625
1,951	Ellington Residential Mortgage REIT	20,993
8,075	Euronext NVg	610,948
295	FBL Financial Group, Inc.	18,821
24,460	Fifth Third Bancorp	682,434
355	Financial Institutions, Inc.	10,348
2,470	First Busey Corporation	65,233
728	First Citizens BancShares, Inc.	327,797
321	First Defiance Financial Corporation	9,171
136	First Financial Corporation	5,462
4,743	First Interstate BancSystem, Inc.	187,870
229	First Mid-Illinois Bancshares, Inc.	7,997
4,100	First Republic Bank	400,365
62,271	FlexiGroup, Ltd.	71,369
7,795	Genworth MI Canada, Inc.[k]	246,669
912	Goldman Sachs Group, Inc.	186,595
140,546	Golub Capital BDC, Inc.	2,501,719
1,528	Great Southern Bancorp, Inc.	91,451
1,753	Hamilton Lane, Inc.	100,026
3,842	Hancock Whitney Corporation	153,910
11,618	Hartford Financial Services Group, Inc.	647,355
16,501	Heritage Commerce Corporation	202,137
923	Hometrust Bancshares, Inc.	23,204
3,692	Horace Mann Educators Corporation	148,751
1,962	Houlihan Lokey, Inc.	87,368
19,740	Huntington Bancshares, Inc.	272,807
4,275	IBERIABANK Corporation	324,259
417	Independent Bank Corporation	9,086
3,190	Intercontinental Exchange, Inc.	274,149
67,913	Israel Discount Bank, Ltd.	276,908
6,395	J.P. Morgan Chase & Company	714,961
3,367	Kemper Corporation	290,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.5%)	Value
Financials (5.0%) - continued
31,052	KeyCorp	$551,173
621	Lakeland Bancorp, Inc.	10,029
5,895	Laurentian Bank of Canada	202,480
879,584	Lloyds TSB Group plc	631,737
1,577	M&T Bank Corporation	268,200
36,249	Manulife Financial Corporation	658,796
470	Markel Corporation[l]	512,112
162,291	Medibank Private, Ltd.	398,215
8,263	Meridian Bancorp, Inc.	147,825
8,240	MetLife, Inc.	409,281
3,062	MidWestOne Financial Group, Inc.	85,613
29,600	Mizuho Financial Group, Inc.	43,042
6,860	Morgan Stanley	300,537
3,181	National Bank of Canada	151,113
4,316	Northern Trust Corporation	388,440
1,942	Paragon Banking Group plc	10,822
2,358	Pargesa Holding SA	181,862
11,675	PCSB Financial Corporation	236,419
254	Peapack-Gladstone Financial Corporation	7,142
1,488	Primerica, Inc.	178,486
2,700	Prudential Financial, Inc.	272,700
206	QCR Holdings, Inc.	7,183
14,950	Radian Group, Inc.	341,607
5,260	Raymond James Financial, Inc.	444,733
18,000	Resona Holdings, Inc.	75,089
820	S&P Global, Inc.	186,788
2,066	Sandy Spring Bancorp, Inc.	72,062
8,238	Santander Consumer USA Holdings Inc.	197,382
7,954	Seacoast Banking Corporation of Florida[l]	202,350
2,200	Senshu Ikeda Holdings, Inc.	4,070
2,299	Skandinaviska Enskilda Banken AB	21,286
24,139	SLM Corporation	234,631
3,475	State Auto Financial Corporation	121,625
2,560	State Street Corporation	143,514
2,483	Stifel Financial Corporation	146,646
9,278	Synovus Financial Corporation	324,730
3,374	Topdanmark AS	190,417
16,237	Toronto-Dominion Bank	948,765
4,305	TrustCo Bank Corporation	34,096
8,040	U.S. Bancorp	421,296
4,739	United Community Banks, Inc.	135,346
210	Washington Trust Bancorp, Inc.	10,958
2,848	Wells Fargo & Company	134,767
27,171	Zions Bancorporations NA	1,249,323

	Total	38,001,583

Health Care (3.6%)
3,248	Abbott Laboratories	273,157
2,331	Abcam plc	43,634
7,386	Agilent Technologies, Inc.	551,513
4,530	Amgen, Inc.	834,788
2,550	Amplifon SPA	59,749
4,751	Anthem, Inc.	1,340,780
11,950	Bausch Health Companies, Inc.[l]	301,379
602	Biogen, Inc.[l]	140,790
3,768	Catalent, Inc.[l]	204,263
1,209	Cigna Holding Company	190,478
12,857	CVS Health Corporation	700,578
11,296	Danaher Corporation	1,614,424
4,185	Edwards Lifesciences Corporation[l]	773,137
19,923	Gilead Sciences, Inc.	1,345,998
6,228	GlaxoSmithKline plc	124,840
1,695	GN Store Nord AS	79,237
20,980	Halozyme Therapeutics, Inc.[l]	360,436
1,572	Humana, Inc.	417,052
1,151	Illumina, Inc.[l]	423,741
557	Intuitive Surgical, Inc.[l]	292,174
2,450	Jazz Pharmaceuticals, Inc.[l]	349,272
15,997	Johnson & Johnson	2,228,062
1,100	KYORIN Holdings, Inc.	19,504
2,722	LHC Group, Inc.[l]	325,497
2,025	Ligand Pharmaceuticals, Inc.[l]	231,154
330	LNA Sante	16,548
17,489	Medtronic plc	1,703,254
18,100	Merck & Company, Inc.	1,517,685
1,036	Neurocrine Biosciences, Inc.[l]	87,469
15,225	Novartis AG	1,389,917
28,314	Novo Nordisk AS	1,446,200
2,222	Omnicell, Inc.[l]	191,159
8,000	Optinose, Inc.[l]	56,640
1,949	PerkinElmer, Inc.	187,767
28,259	Pfizer, Inc.	1,224,180
5,558	Recordati SPA	231,659
4,542	Roche Holding AG	1,277,155
5,561	Syneos Health, Inc.[l]	284,111
426	Teleflex, Inc.	141,070
3,876	Thermo Fisher Scientific, Inc.	1,138,304
7,681	UnitedHealth Group, Inc.	1,874,241
2,800	Universal Health Services, Inc.	365,092
1,445	Varian Medical Systems, Inc.[l]	196,708
923	Vertex Pharmaceuticals, Inc.[l]	169,260
825	West Pharmaceutical Services, Inc.	103,249
10,148	Wright Medical Group NVl	302,613
2,866	Zoetis, Inc.	325,262

	Total	27,455,180

Industrials (3.7%)
13,139	ACS Actividades de Construccion y Servicios, SA	525,678
1,950	Acuity Brands, Inc.	268,924
9,487	AGCO Corporation	735,907
6,825	Altra Industrial Motion Corporation	244,881
6,726	AMETEK, Inc.	610,990
6,030	Arcosa, Inc.	226,909
1,051	ASGN, Inc.[l]	63,691
21,734	Atlas Copco AB, Class A	696,480
19,388	Atlas Copco AB, Class B	557,413
1,201	AZZ, Inc.	55,270
953	Boeing Company	346,901
4,175	Brink’s Company	338,926
1,656	Bureau Veritas SA	40,875
2,238	BWX Technologies, Inc.	116,600
2,669	Caterpillar, Inc.	363,758
1,919	CBIZ, Inc.[l]	37,593
2,287	CIA De Distribucion Integral	51,787
2,485	Crane Company	207,348
308	CSW Industrials, Inc.	20,990
10,774	CSX Corporation	833,584
4,301	Curtiss-Wright Corporation	546,786
11,280	Delta Air Lines, Inc.	640,140
492	Dycom Industries, Inc.[l]	28,964
5,104	EMCOR Group, Inc.	449,662
7,191	Emerson Electric Company	479,783
4,456	Encore Wire Corporation	261,032
27	Geberit AG	12,620
3,135	General Dynamics Corporation	570,006
277	Gorman-Rupp Company	9,094
1,729	Granite Construction, Inc.	83,303
1,800	GS Yuasa Corporation	34,803

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.5%)	Value
Industrials (3.7%) - continued
28,732	GWA Group, Ltd.	$69,027
5,500	Hino Motors, Ltd.	46,421
11,767	Honeywell International, Inc.	2,054,401
3,250	Huntington Ingalls Industries, Inc.	730,405
728	ICF International, Inc.	52,998
2,622	IDEX Corporation	451,351
3,200	Illinois Tool Works, Inc.	482,592
3,600	Inaba Denki Sangyo Company, Ltd.	151,335
5,420	Ingersoll-Rand plc	686,551
7,960	Johnson Controls International plc	328,828
5,626	Koninklijke Philips NV	244,596
4,568	Legrand SA	333,992
2,873	Lincoln Electric Holdings, Inc.	236,505
2,478	Lockheed Martin Corporation	900,852
5,100	Marubeni Corporation	33,853
1,235	Masonite International Corporation[l]	65,060
2,800	Mitsuboshi Belting, Ltd.	49,569
2,300	Mitsui & Company, Ltd.	37,543
18,993	MRC Global, Inc.[l]	325,160
11,166	National Express Group plc	56,936
9,200	Nitto Kogyo Corporation	176,306
4,738	Nobina ABg	29,404
3,119	Norfolk Southern Corporation	621,710
3,397	Northgate plc	14,991
2,000	NSK, Ltd.	17,877
22,205	PageGroup plc	144,534
3,416	Parker Hannifin Corporation	580,754
12,961	Primoris Services Corporation	271,274
2,900	Raven Industries, Inc.	104,052
2,870	Regal-Beloit Corporation	234,508
31,459	RELX plc	763,024
8,407	Ritchie Brothers Auctioneers, Inc.	279,281
1,072	Rockwell Automation, Inc.	175,626
14,590	Sandvik AB	268,107
1,521	Schindler Holding AG, Participation Certificate	339,028
6,661	Schneider Electric SE	602,707
9,188	Signify NVg	271,640
20,996	SKF AB	386,522
14,700	Southwest Airlines Company	746,466
1,474	Spirax-Sarco Engineering plc	172,076
748	Standex International Corporation	54,709
31,400	Sumitomo Corporation	476,906
49,200	Sumitomo Electric Industries, Ltd.	647,601
1,400	Taikisha, Ltd.	42,406
1,858	Teledyne Technologies, Inc.[l]	508,850
3,700	Toppan Forms Company, Ltd.	29,153
2,629	Transcontinental, Inc.	29,290
1,628	TransUnion	119,674
2,900	Tsubakimoto Chain Company	94,896
316	UniFirst Corporation	59,588
5,300	United Continental Holdings, Inc.[l]	464,015
1,110	United Parcel Service, Inc.	114,630
12,655	United Technologies Corporation	1,647,681
1,730	Valmont Industries, Inc.	219,381
3,700	Verisk Analytics, Inc.	541,902
2,097	Waste Connections, Inc.	200,431
1,600	Yuasa Trading Company, Ltd.	44,800

	Total	28,294,473

Information Technology (5.1%)
3,503	Accenture plc	647,249
1,844	Advanced Energy Industries, Inc.[l]	103,762
44,076	Advanced Micro Devices, Inc.[l]	1,338,588
8,850	Akamai Technologies, Inc.[l]	709,239
3,000	Alliance Data Systems Corporation	420,390
7,808	Amadeus IT Holding SA	618,749
6,150	Amphenol Corporation	590,031
2,799	ANSYS, Inc.[l]	573,291
12,798	Apple, Inc.	2,532,980
916	Arista Networks, Inc.[l]	237,812
4,514	Automatic Data Processing, Inc.	746,300
2,453	Blackline, Inc.[l]	131,260
1,880	Booz Allen Hamilton Holding Corporation	124,475
32,300	Canon, Inc.[k]	945,843
6,530	Capgemini SA	811,896
2,080	CDK Global, Inc.	102,835
15,225	CGI, Inc.[l]	1,170,519
16,922	Ciena Corporation[l]	696,002
73,420	Cisco Systems, Inc.	4,018,277
7,458	Clearwater Energy, Inc.	120,670
2,629	Computer Services, Inc.	97,010
22,884	Computershare, Ltd.	260,986
5,800	DocuSign, Inc.[l]	288,318
12,808	Dolby Laboratories, Inc.	827,397
2,430	Euronet Worldwide, Inc.[l]	408,823
432	Fair Isaac Corporation[l]	135,657
1,167	Fiserv, Inc.[l]	106,384
894	Guidewire Software, Inc.[l]	90,634
28,290	Halma plc	726,564
1,875	Intel Corporation	89,756
4,544	International Business Machines Corporation	626,618
2,619	Intuit, Inc.	684,423
324	Jenoptik AG	10,477
3,250	KLA-Tencor Corporation	384,150
439	Kulicke and Soffa Industries, Inc.	9,899
1,430	Lam Research Corporation	268,611
15,452	Lattice Semiconductor Corporation[l]	225,445
5,035	MasterCard, Inc.	1,331,909
31,057	Micron Technology, Inc.[l]	1,198,490
31,292	Microsoft Corporation	4,191,876
778	Monolithic Power Systems, Inc.	105,637
1,881	Monotype Imaging Holdings, Inc.	31,676
3,043	Motorola Solutions, Inc.	507,359
6,218	National Instruments Corporation	261,094
4,800	NEC Networks & System Integration Corporation	122,523
964	NVIDIA Corporation	158,318
11,999	ON Semiconductor Corporation[l]	242,500
29,345	Oracle Corporation	1,671,785
3,733	PayPal Holdings, Inc.[l]	427,279
1,845	Pegasystems, Inc.	131,382
5,067	Plexus Corporation[l]	295,761
4,150	QUALCOMM, Inc.	315,690
1,826	Rogers Corporation[l]	315,131
1,900	Ryoyo Electro Corporation	31,199
3,573	Sage Group plc	36,440
4,747	SailPoint Technologies Holdings, Inc.[l]	95,130
2,406	Salesforce.com, Inc.[l]	365,062
18,300	Shinko Electric Industries Company, Ltd.	154,820
793	Splunk, Inc.[l]	99,720
1,464	Square, Inc.[l]	106,184
5,901	Synopsys, Inc.[l]	759,400
8,050	Teradata Corporation[l]	288,592
8,150	Teradyne, Inc.	390,466
11,674	Texas Instruments, Inc.	1,339,708
1,700	Tokyo Seimitsu Company, Ltd.	43,758
4,500	Trend Micro, Inc.	201,078
1,247	VeriSign, Inc.[l]	260,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.5%)	Value
Information Technology (5.1%) - continued
5,261	Virtusa Corporation[l]	$233,746
4,182	Visa, Inc.	725,786
532	Workday, Inc.[l]	109,369
1,551	Xilinx, Inc.	182,894

	Total	38,613,904

Materials (1.1%)
9,420	Alcoa Corporation[l]	220,522
1,271	Balchem Corporation	127,062
6,450	Ball Corporation	451,436
36,553	BHP Group plc	934,823
21,311	BHP Group, Ltd.	619,480
1,500	Boise Cascade Company	42,165
4,098	Boliden AB	105,007
9,690	CF Industries Holdings, Inc.	452,620
3,259	Chemours Company	78,216
7,510	Eastman Chemical Company	584,503
182	Ecolab, Inc.	35,934
9,410	Granges AB	107,778
5,253	Hexpol AB	42,852
2,400	Hokuetsu Corporation	12,974
36,400	JFE Holdings, Inc.	535,983
13,900	JSR Corporation	220,181
1,093	Kadant, Inc.	99,255
836	Kaiser Aluminum Corporation	81,602
4,213	Koninklijke DSM NV	519,819
9,200	Kyoei Steel, Ltd.	162,934
1,500	Lintec Corporation	31,316
7,570	Louisiana-Pacific Corporation	198,485
25,800	Mitsubishi Gas Chemical Company, Inc.	345,085
7,900	Nippon Kayaku Company, Ltd.	95,240
35,600	Nippon Steel Corporation	612,678
2,456	OMNOVA Solutions, Inc.[l]	15,301
17,100	Owens-Illinois, Inc.	295,317
20,713	Sandfire Resources NL	97,668
500	Sanyo Special Steel Company, Ltd.	6,932
10,600	Steel Dynamics, Inc.	320,120
1,400	Taiyo Holdings Company, Ltd.	42,325
6,300	Toagosei Company, Ltd.	66,373
1,660	United States Lime & Minerals, Inc.	132,800
25,177	UPM-Kymmene Oyj	669,886
9,002	Verso Corporation[l]	171,488

	Total	8,536,160

Real Estate (0.8%)
2,975	Agree Realty Corporation	190,549
3,133	Alexandria Real Estate Equities, Inc.	442,035
4,124	American Campus Communities, Inc.	190,364
1,787	American Tower Corporation	365,352
4,891	Camden Property Trust	510,571
3,592	Choice Properties REIT	37,523
1,019	CoreSite Realty Corporation	117,358
5,064	Cousins Properties, Inc.	183,165
3,100	Daito Trust Construction Company, Ltd.	395,346
1,181	Deutsche EuroShop AG	32,639
2,531	Digital Realty Trust, Inc.	298,126
11,394	Duke Realty Corporation	360,164
5,425	Granite REIT	249,760
15,305	Host Hotels & Resorts, Inc.	278,857
54,000	Hysan Development Company, Ltd.	279,026
13,948	Klepierre SA	467,298
20,030	MGIC Investment Corporation[l]	263,194
258,672	Mirvac Group	569,424
10,530	Physicians Realty Trust	183,643
5,725	QTS Realty Trust, Inc.	264,381
5,678	Quebecor, Inc.	135,235
17,000	Road King Infrastructure, Ltd.	35,086
3,000	Swire Pacific, Ltd.	36,862
4,664	Terreno Realty Corporation	228,723
39,000	Wing Tai Holdings, Ltd.	59,709

	Total	6,174,390

Utilities (0.5%)
47,835	AGL Energy, Ltd.	672,726
7,850	Alliant Energy Corporation	385,278
6,600	CMS Energy Corporation	382,206
7,188	Contact Energy, Ltd.	38,673
24,581	Enagas SA	655,983
4,450	Entergy Corporation	458,039
12,788	Exelon Corporation	613,057
2,437	New Jersey Resources Corporation	121,289
1,729	NorthWestern Corporation	124,747
4,044	PNM Resources, Inc.	205,880
5,550	Public Service Enterprise Group, Inc.	326,451
1,585	Southwest Gas Holdings, Inc.	142,048
381	Unitil Corporation	22,818

	Total	4,149,195

	Total Common Stock (cost $184,096,978)	202,446,330

	Registered Investment Companies (6.3%)
Affiliated (5.1%)
3,996,521	Thrivent Core Emerging Markets Debt Fund	39,245,833

	Total	39,245,833

Unaffiliated (1.2%)
69,000	Invesco Senior Loan ETF	1,563,540
1,484	iShares Russell 2000 Index Fund	230,762
1,103	iShares Russell 2000 Value Index Fund	132,911
3,263	Materials Select Sector SPDR Fund	190,886
2,060	SPDR S&P Retail ETF	87,282
25,000	Vanguard High Dividend Yield ETF	2,184,500
15,910	Vanguard Real Estate ETF	1,390,534
37,375	Vanguard Short-Term Corporate Bond ETF	3,015,415

	Total	8,795,830

	Total Registered Investment Companies (cost $46,434,974)	48,041,663

	Preferred Stock (1.7%)
Consumer Staples (0.2%)
26,000	CHS, Inc., 6.750%[b,i]	671,580
31,200	CHS, Inc., 7.100%[b,i]	819,000

	Total	1,490,580

Energy (0.4%)
195,459	Crestwood Equity Partners, LP, 9.250%[i]	1,819,723
5,300	Energy Transfer Operating, LP, 7.600%[b,i,l]	132,129

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Preferred Stock (1.7%)	Value
Energy (0.4%) - continued
43,675	Nustar Logistics, LP, 9.331%[b]	$1,093,622

	Total	3,045,474

Financials (0.8%)
6,475	Agribank FCB, 6.875%[b,i]	689,587
8,650	CoBank ACB, 6.250%[b,i]	901,762
16,623	Federal National Mortgage Association, 0.000%[i,k,l]	207,123
635	First Tennessee Bank NA, 3.750%[b,g,i]	457,200
29,050	GMAC Capital Trust I, 8.303%[b]	759,077
16,585	Hartford Financial Services Group, Inc., 7.875%[b]	462,390
22,200	Morgan Stanley, 7.125%[b,i]	618,048
13,500	Regions Financial Corporation, 5.700%[b,i,l]	348,975
2,675	Synovus Financial Corporation, 5.875%[b,e,i,l]	67,865
1,357	Wells Fargo & Company, Convertible, 7.500%[i]	1,851,219

	Total	6,363,246

Health Care (0.1%)
582	Danaher Corporation, Convertible, 4.750%	639,385

	Total	639,385

Industrials (0.1%)
463	Fortive Corporation, Convertible, 5.000%	474,534

	Total	474,534

Real Estate (0.1%)
34,285	Colony Capital, Inc., 8.750%[i]	852,325

	Total	852,325

Utilities (<0.1%)
268	Sempra Energy, Convertible, 6.000%	29,879

	Total	29,879

	Total Preferred Stock (cost $12,560,370)	12,895,423

	Collateral Held for Securities Loaned (0.5%)
3,637,795	Thrivent Cash Management Trust	3,637,795

	Total Collateral Held for Securities Loaned (cost $3,637,795)	3,637,795

Shares or Principal Amount	Short-Term Investments (14.3%)
	Federal Home Loan Bank Discount Notes
200,000	2.360%, 7/9/2019[m,n]	199,902
1,100,000	2.390%, 7/10/2019[m,n]	1,099,395
300,000	2.400%, 7/19/2019[m,n]	299,670
2,600,000	2.400%, 7/23/2019[m,n]	2,596,505
400,000	2.360%, 7/25/2019[m,n]	399,413
300,000	2.200%, 8/28/2019[m,n]	298,932
200,000	2.170%, 9/3/2019[m,n]	199,232
900,000	2.210%, 9/5/2019[m,n]	896,436
	Thrivent Core Short-Term Reserve Fund
10,307,120	2.590%	$103,071,201

	Total Short-Term Investments (cost $109,059,371)	109,060,686

	Total Investments (cost $817,096,753) 110.2%	$840,691,304

	Other Assets and Liabilities, Net (10.2%)	(77,893,515)

	Total Net Assets 100.0%	$762,797,789

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $144,261,319 or 18.9% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is on loan.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions

Common Stock	$1,730,989
Long-Term Fixed Income	1,787,848

Total lending	$3,518,837
Gross amount payable upon return of collateral for securities loaned	$3,637,795

Net amounts due to counterparty	$118,958

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (88.2%)	Value
Communications Services (8.4%)
112,200	Activision Blizzard, Inc.	$5,295,840
23,024	Alphabet, Inc., Class Aa	24,930,387
525,329	Auto Trader Group plc[b]	3,658,809
43,600	CBS Corporation	2,175,640
232,787	Comcast Corporation	9,842,234
75,545	Facebook, Inc.[a]	14,580,185
8,758	Ipsos SA	230,928
156,700	KDDI Corporation	3,987,496
388,695	Mediaset Espana Comunicacion SA	2,829,325
15,200	NTT DOCOMO, Inc.	354,645
22,317	Rightmove plc	151,824
116,927	Seven West Media, Ltd.[a]	38,186
235,541	Telenor ASA	5,004,351
1,132,483	Telstra Corporation, Ltd.	3,062,353
131,826	Tencent Holdings, Ltd., ADR	5,966,445
93,400	TV Asahi Holdings Corporation	1,509,372
127,951	Verizon Communications, Inc.	7,309,841
12,500	Walt Disney Company	1,745,500
21,018	Wolters Kluwer NV	1,529,087

	Total	94,202,448

Consumer Discretionary (10.5%)
15,866	Amazon.com, Inc.[a]	30,044,334
11,400	AOKI Holdings, Inc.	113,060
9,900	Aoyama Trading Company, Ltd.	194,357
11,299	Aptiv plc	913,298
13,200	Autobacs Seven Company, Ltd.	218,095
155,599	Barratt Developments plc	1,132,297
29,700	Benesse Holdings, Inc.	693,120
54,346	Berkeley Group Holdings plc	2,575,654
4,484	Booking Holdings, Inc.[a]	8,406,200
7,285	Bovis Homes Group plc	95,775
11,000	Bridgestone Corporation	433,938
12,004	Bunzl plc	316,739
21,646	Carnival plc	952,608
14,500	Chiyoda Company, Ltd.	212,372
32,362	Cie Generale des Etablissements Michelin	4,091,900
361,000	Citizen Watch Company, Ltd.	1,857,576
9,418	Compass Group plc	225,767
30,768	Countryside Properties plc[b]	116,699
43,406	D.R. Horton, Inc.	1,872,101
106,300	Denso Corporation	4,482,257
6,400	Exedy Corporation	134,398
57,865	Harley-Davidson, Inc.	2,073,303
7,700	Home Depot, Inc.	1,601,369
32,818	Inchcape plc	257,184
79,744	Lowe’s Companies, Inc.	8,046,967
11,700	Mohawk Industries, Inc.[a]	1,725,399
163,106	Moneysupermarket.com Group plc	854,443
27,549	Netflix, Inc.[a]	10,119,299
106,100	NHK Spring Company, Ltd.	820,212
110,277	NIKE, Inc.	9,257,754
745,000	Nissan Motor Company, Ltd.	5,336,039
13,800	Onward Holdings Company, Ltd.	76,226
10,000	Plenus Company, Ltd.	163,107
136,620	Redrow plc	946,102
27,300	Sangetsu Company, Ltd.	502,959
178,000	Sekisui House, Ltd.	2,932,836
6,800	SHIMAMURA Company, Ltd.	509,089
64,500	Starbucks Corporation	5,407,035
241,900	Sumitomo Rubber Industries, Ltd.	2,801,749
45,116	Super Retail Group, Ltd.	261,137
5,200	Takara Standard Company, Ltd.	82,505
523,408	Taylor Wimpey plc	1,050,302
128,900	Toyoda Gosei Company, Ltd.	2,519,138
3,000	TS Tech Company, Ltd.	81,945
11,200	United Arrows, Ltd.	350,160
18,367	WH Smith plc	460,070
130,800	Yahoo Japan Corporation	384,754

	Total	117,703,628

Consumer Staples (4.6%)
16,400	Arcs Company, Ltd.	327,562
21,494	Carlsberg AS	2,852,195
24,500	Church & Dwight Company, Inc.	1,789,970
67,241	Empire Company, Ltd.	1,693,412
21,277	ForFarmers BV	180,186
5,160	Glanbia plc	83,898
374,400	Japan Tobacco, Inc.	8,253,154
27,178	Kimberly-Clark Corporation	3,622,284
2,884	L’Oreal SA	820,003
5,200	Ministop Company, Ltd.	74,832
70,100	Monster Beverage Corporation[a]	4,474,483
42,500	Philip Morris International, Inc.	3,337,525
47,100	Sugi Holdings Company, Ltd.	2,230,693
94,000	Sundrug Company, Ltd.	2,549,341
37,139	Swedish Match AB	1,570,173
7,600	TSURUHA Holdings, Inc.	704,850
93,333	Unilever NV	5,670,744
134,841	Unilever plc	8,370,322
26,194	Wal-Mart Stores, Inc.	2,894,175

	Total	51,499,802

Energy (4.0%)
94,363	BP plc ADR	3,934,937
92,296	Chevron Corporation	11,485,314
3,418	Gaztransport Et Technigaz SA	342,865
175,337	Halliburton Company	3,987,164
36,300	JXTG Holdings, Inc.	180,916
169,578	Marathon Oil Corporation	2,409,703
61,700	Marathon Petroleum Corporation	3,447,796
44,272	Pioneer Natural Resources Company	6,811,690
157,929	Royal Dutch Shell plc, Class A	5,154,440
225,731	Royal Dutch Shell plc, Class B	7,396,485

	Total	45,151,310

Financials (14.3%)
9,069	Aareal Bank AG	238,911
38,700	Aflac, Inc.	2,121,147
10,947	Allianz SE	2,640,157
21,366	American International Group, Inc.	1,138,380
172,983	Banca Monte dei Paschi di Siena SPA[a,c]	211,919
99,900	Bank Leumi Le-Israel BM	722,082
614,226	Bank of America Corporation	17,812,554
73,483	Bank of Montreal	5,550,715
165,752	Blackstone Group, LP	7,362,704
41,860	Capital One Financial Corporation	3,798,376
87,400	Charles Schwab Corporation	3,512,606
37,515	Chubb, Ltd.	5,525,584
303,467	CI Financial Corporation	4,945,199
198,098	Citigroup, Inc.	13,872,803
115,676	CNP Assurances	2,625,658
13,743	Comerica, Inc.	998,291
93,800	DBS Group Holdings, Ltd.	1,801,904
5,046	Deutsche Boerse AG	712,344
104,373	Deutsche Pfandbriefbank AGb	1,256,777
180,324	Direct Line Insurance Group plc	760,119
97,288	DnB ASA	1,812,830
55,810	Euronext NVb	4,222,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (88.2%)	Value
Financials (14.3%) - continued
116,016	Fifth Third Bancorp	$3,236,846
429,454	FlexiGroup, Ltd.	492,197
53,869	Genworth MI Canada, Inc.[c]	1,704,655
12,036	Goldman Sachs Group, Inc.	2,462,566
34,300	Hartford Financial Services Group, Inc.	1,911,196
239,386	Huntington Bancshares, Inc.	3,308,314
86,500	Intercontinental Exchange, Inc.	7,433,810
468,088	Israel Discount Bank, Ltd.	1,908,582
41,089	J.P. Morgan Chase & Company	4,593,750
40,630	Laurentian Bank of Canada[c]	1,395,546
6,041,033	Lloyds TSB Group plc	4,338,806
250,945	Manulife Financial Corporation	4,560,720
1,118,589	Medibank Private, Ltd.	2,744,692
123,720	MetLife, Inc.	6,145,172
204,900	Mizuho Financial Group, Inc.	297,951
36,600	Morgan Stanley	1,603,446
21,978	National Bank of Canada	1,044,062
13,422	Paragon Banking Group plc	74,795
16,253	Pargesa Holding SA	1,253,519
11,155	Prudential Financial, Inc.	1,126,655
41,200	Raymond James Financial, Inc.	3,483,460
124,500	Resona Holdings, Inc.	519,363
19,800	S&P Global, Inc.	4,510,242
15,100	Senshu Ikeda Holdings, Inc.	27,933
15,899	Skandinaviska Enskilda Banken AB	147,208
39,554	State Street Corporation	2,217,397
23,468	Topdanmark AS	1,324,457
111,911	Toronto-Dominion Bank	6,539,216
63,700	U.S. Bancorp	3,337,880
69,000	Zions Bancorporations NA	3,172,620

	Total	160,560,654

Health Care (11.6%)
84,865	Abbott Laboratories	7,137,146
15,992	Abcam plc	299,356
17,614	Amplifon SPA	412,712
15,976	Biogen, Inc.[a]	3,736,307
6,101	Cigna Holding Company	961,213
102,267	CVS Health Corporation	5,572,529
24,520	Edwards Lifesciences Corporation[a]	4,529,825
21,900	Gilead Sciences, Inc.	1,479,564
42,990	GlaxoSmithKline plc	861,731
11,716	GN Store Nord AS	547,694
5,217	Illumina, Inc.[a]	1,920,639
12,058	Intuitive Surgical, Inc.[a]	6,325,024
57,015	Johnson & Johnson	7,941,049
7,000	KYORIN Holdings, Inc.	124,120
2,275	LNA Sante	114,082
33,705	Medtronic plc	3,282,530
180,062	Merck & Company, Inc.	15,098,199
105,910	Novartis AG	9,668,712
196,898	Novo Nordisk AS	10,057,000
220,391	Pfizer, Inc.	9,547,338
38,310	Recordati SPA	1,596,772
31,350	Roche Holding AG	8,815,240
20,974	Thermo Fisher Scientific, Inc.	6,159,644
45,942	UnitedHealth Group, Inc.	11,210,307
22,824	Vertex Pharmaceuticals, Inc.[a]	4,185,465
72,255	Zoetis, Inc.	8,200,220

	Total	129,784,418

Industrials (9.0%)
90,669	ACS Actividades de Construccion y Servicios, SA	3,627,577
150,181	Atlas Copco AB, Class A	4,812,648
133,866	Atlas Copco AB, Class B	3,848,704
7,948	Boeing Company	2,893,151
11,376	Bureau Veritas SA	280,792
15,805	CIA De Distribucion Integral	357,889
146,516	Delta Air Lines, Inc.	8,314,783
188	Geberit AG	87,876
12,100	GS Yuasa Corporation	233,953
197,964	GWA Group, Ltd.	475,595
38,000	Hino Motors, Ltd.	320,728
75,670	Honeywell International, Inc.	13,211,225
25,000	Inaba Denki Sangyo Company, Ltd.	1,050,936
19,658	Ingersoll-Rand plc	2,490,079
46,900	Johnson Controls International plc	1,937,439
38,835	Koninklijke Philips NV	1,688,389
31,483	Legrand SA	2,301,897
11,300	Lockheed Martin Corporation	4,108,002
35,300	Marubeni Corporation	234,313
19,000	Mitsuboshi Belting, Ltd.	336,360
15,500	Mitsui & Company, Ltd.	253,005
76,893	National Express Group plc	392,080
63,600	Nitto Kogyo Corporation	1,218,814
32,771	Nobina ABb	203,374
44,996	Norfolk Southern Corporation	8,969,053
23,378	Northgate plc	103,169
14,100	NSK, Ltd.	126,030
153,450	PageGroup plc	998,818
9,950	Parker Hannifin Corporation	1,691,600
217,191	RELX plc	5,267,869
101,448	Sandvik AB	1,864,214
10,484	Schindler Holding AG, Participation Certificate	2,336,862
45,912	Schneider Electric SE	4,154,251
63,328	Signify NVb	1,872,267
145,082	SKF AB	2,670,864
10,170	Spirax-Sarco Engineering plc	1,187,253
216,000	Sumitomo Corporation	3,280,625
339,400	Sumitomo Electric Industries, Ltd.	4,467,392
9,200	Taikisha, Ltd.	278,665
25,300	Toppan Forms Company, Ltd.	199,343
18,207	Transcontinental, Inc.	202,848
19,800	Tsubakimoto Chain Company	647,911
19,552	United Parcel Service, Inc.	2,019,135
25,181	United Technologies Corporation	3,278,566
11,700	Yuasa Trading Company, Ltd.	327,601

	Total	100,623,945

Information Technology (18.7%)
53,866	Amadeus IT Holding SA	4,268,639
129,133	Apple, Inc.	25,558,003
8,400	Arista Networks, Inc.[a]	2,180,808
224,700	Canon, Inc.[c]	6,579,906
44,978	Capgemini SA	5,592,257
104,695	CGI, Inc.[a]	8,049,095
440,347	Cisco Systems, Inc.	24,100,191
158,150	Computershare, Ltd.	1,803,658
28,500	Fiserv, Inc.[a]	2,598,060
195,440	Halma plc	5,019,429
16,400	Intuit, Inc.	4,285,812
2,244	Jenoptik AG	72,565
3,037	Kulicke and Soffa Industries, Inc.	68,484
39,505	MasterCard, Inc.	10,450,258
300,628	Microsoft Corporation	40,272,127
33,400	NEC Networks & System Integration Corporation	852,559
23,700	NVIDIA Corporation	3,892,251

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (88.2%)	Value
Information Technology (18.7%) - continued
97,203	Oracle Corporation	$5,537,655
92,066	PayPal Holdings, Inc.[a]	10,537,874
31,800	QUALCOMM, Inc.	2,419,026
12,500	Ryoyo Electro Corporation	205,258
24,630	Sage Group plc	251,192
48,454	Salesforce.com, Inc.[a]	7,351,926
125,800	Shinko Electric Industries Company, Ltd.	1,064,280
19,800	Splunk, Inc.[a]	2,489,850
36,500	Square, Inc.[a]	2,647,345
21,733	Texas Instruments, Inc.	2,494,079
11,800	Tokyo Seimitsu Company, Ltd.	303,734
31,300	Trend Micro, Inc.	1,398,607
104,440	Visa, Inc.	18,125,562
13,500	Workday, Inc.[a]	2,775,330
55,884	Xilinx, Inc.	6,589,841

	Total	209,835,661

Materials (4.3%)
73,243	Alcoa Corporation[a]	1,714,619
250,143	BHP Group plc	6,397,270
147,090	BHP Group, Ltd.	4,275,696
28,343	Boliden AB	726,259
76,124	CF Industries Holdings, Inc.	3,555,752
69,745	Eastman Chemical Company	5,428,253
6,500	Ecolab, Inc.	1,283,360
65,042	Granges AB	744,966
36,204	Hexpol AB	295,338
16,300	Hokuetsu Corporation	88,114
251,200	JFE Holdings, Inc.	3,698,874
96,000	JSR Corporation	1,520,672
29,121	Koninklijke DSM NV	3,593,078
63,500	Kyoei Steel, Ltd.	1,124,599
10,700	Lintec Corporation	223,386
178,800	Mitsubishi Gas Chemical Company, Inc.	2,391,520
54,700	Nippon Kayaku Company, Ltd.	659,449
245,700	Nippon Steel Corporation	4,228,508
142,577	Sandfire Resources NL	672,294
3,400	Sanyo Special Steel Company, Ltd.	47,138
9,300	Taiyo Holdings Company, Ltd.	281,160
43,700	Toagosei Company, Ltd.	460,395
175,290	UPM-Kymmene Oyj	4,663,949

	Total	48,074,649

Real Estate (1.7%)
15,500	American Tower Corporation	3,168,975
24,823	Choice Properties REIT	259,309
21,200	Daito Trust Construction Company, Ltd.	2,703,657
8,215	Deutsche EuroShop AG	227,033
37,569	Granite REIT	1,729,629
370,000	Hysan Development Company, Ltd.	1,911,847
95,816	Klepierre SA	3,210,114
1,787,721	Mirvac Group	3,935,373
39,323	Quebecor, Inc.	936,569
115,000	Road King Infrastructure, Ltd.	237,345
19,000	Swire Pacific, Ltd.	233,458
269,300	Wing Tai Holdings, Ltd.	412,297

	Total	18,965,606

Utilities (1.1%)
329,700	AGL Energy, Ltd.	4,636,725
49,671	Contact Energy, Ltd.	267,242
171,158	Enagas SA	4,567,621
61,483	Exelon Corporation	2,947,495

	Total	12,419,083

	Total Common Stock (cost $784,539,114)	988,821,204

	Collateral Held for Securities Loaned (0.9%)
9,597,720	Thrivent Cash Management Trust	9,597,720

	Total Collateral Held for Securities Loaned (cost $9,597,720)	9,597,720

Shares or Principal Amount	Short-Term Investments (11.5%)
	Federal Home Loan Bank Discount Notes
8,000,000	2.385%, 7/9/2019[d,e]	7,996,089
6,500,000	2.400%, 7/19/2019[d,e]	6,492,850
400,000	2.370%, 8/6/2019[d,e]	399,116
300,000	2.340%, 8/7/2019[d,e]	299,318
1,800,000	2.200%, 8/28/2019[d,e]	1,793,591
100,000	2.180%, 9/11/2019[d,e]	99,568
	Thrivent Core Short-Term Reserve Fund
11,176,178	2.590%	111,761,783

	Total Short-Term Investments (cost $128,839,007)	128,842,315

	Total Investments (cost $922,975,841) 100.6%	$1,127,261,239

	Other Assets and Liabilities, Net (0.6%)	(6,749,580)

	Total Net Assets 100.0%	$1,120,511,659

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $11,330,464 or 1.0% of total net assets.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$8,728,955

Total lending	$8,728,955
Gross amount payable upon return of collateral for securities loaned	$9,597,720

Net amounts due to counterparty	$868,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

GLOBAL STOCK PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.2%)
	Starfruit US Holdco, LLC, Term Loan
$1,599,990	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	$1,572,662

	Total	1,572,662

Capital Goods (0.7%)
	Navistar, Inc., Term Loan
4,249,242	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	4,234,625
	Vertiv Group Corporation, Term Loan
1,729,957	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,643,459

	Total	5,878,084

Communications Services (1.0%)
	Frontier Communications Corporation, Term Loan
4,189,500	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	4,102,233
	Windstream Services, LLC, Term Loan
4,260,000	10.500%, (PRIME + 5.000%), 3/30/2021[b,c,d,e]	4,375,616

	Total	8,477,849

Consumer Cyclical (1.0%)
	Cengage Learning, Inc., Term Loan
4,133,349	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,955,325
	Golden Nugget, LLC, Term Loan
2,118,546	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	2,099,056
	Staples, Inc., Term Loan
2,665,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	2,554,642

	Total	8,609,023

Consumer Non-Cyclical (0.7%)
	Bausch Health Companies, Inc., Term Loan
2,548,134	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,546,554
	Chobani, LLC, Term Loan
1,591,843	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,563,492
	Endo International plc, Term Loan
2,651,472	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,483,555

	Total	6,593,601

Financials (0.9%)
	Forest City Enterprises, LP, Term Loan
3,716,325	6.402%, (LIBOR 1M + 4.000%), 12/7/2025[b]	3,725,616
	Grizzly Finco, Term Loan
4,267,750	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	4,259,471

	Total	7,985,087

	Total Bank Loans (cost $39,078,421)	39,116,306

	Long-Term Fixed Income (91.3%)
Basic Materials (7.1%)
	Alcoa, Inc.
1,605,000	5.125%, 10/1/2024	1,694,993
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[f]	4,452,051
	Big River Steel, LLC
3,610,000	7.250%, 9/1/2025[f]	3,792,486
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[f]	2,671,669
	Cleveland-Cliffs, Inc.
4,255,000	5.750%, 3/1/2025	4,233,725
	Consolidated Energy Finance SA
2,670,000	6.875%, 6/15/2025[f]	2,734,507
	Element Solutions, Inc.
3,500,000	5.875%, 12/1/2025[f]	3,644,375
	First Quantum Minerals, Ltd.
573,000	7.000%, 2/15/2021[f]	584,460
2,675,000	7.250%, 4/1/2023[f]	2,604,781
2,140,000	6.875%, 3/1/2026[f]	1,984,850
	Grinding Media, Inc.
3,250,000	7.375%, 12/15/2023[f]	3,111,875
	Hexion, Inc.
2,565,000	6.625%, 4/15/2020[e,g,h]	1,987,875
1,595,000	7.875%, 7/15/2027[d,f]	1,602,975
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[f]	2,708,438
	Mercer International, Inc.
2,140,000	7.375%, 1/15/2025[f]	2,273,750
3,215,000	5.500%, 1/15/2026	3,198,925
	Midwest Vanadium, Pty. Ltd.
3,197,756	11.500%, 2/15/2018*,e,g	11,112
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[f]	1,646,082
2,240,000	5.875%, 9/30/2026[f]	2,268,000
	Olin Corporation
3,195,000	5.000%, 2/1/2030	3,159,056
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[f]	3,255,525
	Trinseo Materials Operating SCA
3,200,000	5.375%, 9/1/2025[f]	3,080,000
	Tronox Finance plc
3,210,000	5.750%, 10/1/2025[f]	3,113,700
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025[h]	2,006,900

	Total	61,822,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Capital Goods (10.4%)
	Abengoa Abenewco 2 Bis SA, Convertible
$3,863,567	1.500%, PIK 0%, 4/26/2024*,i	$453,969
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[f]	3,300,919
	AECOM
1,065,000	5.875%, 10/15/2024	1,153,395
3,195,000	5.125%, 3/15/2027	3,322,800
	Amsted Industries, Inc.
2,125,000	5.625%, 7/1/2027[f]	2,215,312
	Arconic, Inc.
1,605,000	5.900%, 2/1/2027	1,747,524
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[f]	4,415,212
3,720,000	6.000%, 2/15/2025[f]	3,850,200
	Berry Global, Inc.
1,740,000	4.500%, 2/15/2026[f]	1,716,075
	Berry Plastics Corporation
4,260,000	5.125%, 7/15/2023	4,354,998
	Bombardier, Inc.
2,945,000	7.500%, 3/15/2025[f]	2,953,246
4,790,000	7.875%, 4/15/2027[f]	4,795,987
	BWAY Holding Company
3,205,000	7.250%, 4/15/2025[f]	3,088,819
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[f]	2,857,112
2,670,000	6.125%, 5/5/2025[f]	2,793,488
	Clean Harbors, Inc.
2,080,000	5.125%, 7/15/2029[d,f]	2,121,600
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,664,000
2,510,000	6.000%, 1/1/2027	2,622,950
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,691,500
	Flex Acquisition Company, Inc.
3,205,000	6.875%, 1/15/2025[f]	2,900,525
1,300,000	7.875%, 7/15/2026[f]	1,199,250
	GFL Environmental, Inc.
3,210,000	7.000%, 6/1/2026[f]	3,286,238
	H&E Equipment Services, Inc.
4,971,000	5.625%, 9/1/2025	5,112,674
	Herc Rentals, Inc.
3,592,000	7.750%, 6/1/2024[f]	3,804,646
	Jeld-Wen, Inc.
2,670,000	4.875%, 12/15/2027[f]	2,583,225
	New Enterprise Stone & Lime
	Company, Inc.
2,145,000	6.250%, 3/15/2026[f]	2,177,175
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[f]	3,311,149
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[f]	2,215,781
	Ritchie Brothers Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[f]	1,507,744
	Summit Materials, LLC
2,135,000	5.125%, 6/1/2025[f]	2,140,338
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	3,002,400
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,103,725
2,620,000	5.875%, 9/15/2026	2,790,300

	Total	90,254,276

Communications Services (15.1%)
	Altice Luxembourg SA
2,660,000	10.500%, 5/15/2027[f]	2,733,150
	AMC Networks, Inc.
3,100,000	5.000%, 4/1/2024	3,181,375
	Block Communications, Inc.
3,720,000	6.875%, 2/15/2025[f]	3,878,100
	CBS Radio, Inc.
1,835,000	7.250%, 11/1/2024[f,h]	1,933,631
	CCO Holdings, LLC
7,780,000	5.875%, 4/1/2024[f]	8,130,100
3,450,000	5.375%, 6/1/2029[d,f]	3,562,125
	CCOH Safari, LLC
5,455,000	5.750%, 2/15/2026[f]	5,720,931
	Cengage Learning, Inc.
1,705,000	9.500%, 6/15/2024[f]	1,619,750
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,250,913
2,660,000	9.250%, 2/15/2024[f]	2,886,100
	CSC Holdings, LLC
5,590,000	6.500%, 2/1/2029[f]	6,100,087
	Embarq Corporation
5,325,000	7.995%, 6/1/2036	5,153,642
	Entercom Media Corporation
530,000	6.500%, 5/1/2027[f]	551,200
	Gray Escrow, Inc.
2,040,000	7.000%, 5/15/2027[f]	2,213,400
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[f]	3,693,500
	GrubHub Holdings, Inc.
1,590,000	5.500%, 7/1/2027[f]	1,631,928
	Intelsat Jackson Holdings SA
8,570,000	5.500%, 8/1/2023	7,820,125
	Level 3 Financing, Inc.
5,510,000	5.375%, 5/1/2025	5,689,075
1,700,000	5.250%, 3/15/2026	1,759,500
	Lions Gate Capital Holdings, LLC
2,665,000	6.375%, 2/1/2024[f]	2,801,581
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[f]	5,428,183
	Qualitytech, LP
3,740,000	4.750%, 11/15/2025[f]	3,702,600
	SFR Group SA
1,582,000	6.250%, 5/15/2024[f]	1,629,460
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[f]	1,604,854
	Sirius XM Radio, Inc.
2,000,000	4.625%, 7/15/2024[d,f]	2,046,560
2,660,000	5.500%, 7/1/2029[f]	2,727,032
	Sprint Capital Corporation
1,060,000	6.875%, 11/15/2028	1,097,100
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,348,025
	Sprint Corporation
8,240,000	7.625%, 2/15/2025	8,765,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Communications Services (15.1%) - continued
	T-Mobile USA, Inc.
$3,450,000	6.000%, 4/15/2024	$3,596,625
3,725,000	4.500%, 2/1/2026	3,813,469
	T-Mobile USA, Inc. Contingent Consent Payment
3,450,000	0.000%, 4/15/2024[j]	18,002
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,738,488
	Virgin Media Secured Finance plc
4,900,000	5.250%, 1/15/2026[f]	5,021,079
2,395,000	5.500%, 8/15/2026[f]	2,481,819
3,500,000	5.500%, 5/15/2029[f]	3,548,125
	WMG Acquisition Corporation
2,675,000	5.500%, 4/15/2026[f]	2,761,670

	Total	130,638,604

Consumer Cyclical (13.0%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[f]	3,911,700
	Brookfield Property REIT, Inc.
3,460,000	5.750%, 5/15/2026[f]	3,563,800
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[f]	4,029,300
	Cedar Fair, LP
2,000,000	5.250%, 7/15/2029[f]	2,042,500
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,703,444
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,530,937
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[f]	4,126,156
	Delphi Jersey Holdings plc
4,415,000	5.000%, 10/1/2025[f]	3,929,350
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[f]	4,299,982
	Herc Holdings, Inc.
3,450,000	5.500%, 7/15/2027[d,f]	3,471,562
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[f]	2,217,731
	Hilton Escrow Issuer, LLC
2,660,000	4.250%, 9/1/2024	2,699,900
	International Game Technology plc
1,600,000	6.500%, 2/15/2025[f]	1,749,120
1,600,000	6.250%, 1/15/2027[f]	1,750,000
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[f]	2,716,725
	KB Home
2,130,000	6.875%, 6/15/2027	2,273,775
	L Brands, Inc.
2,708,000	6.694%, 1/15/2027	2,653,840
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[f]	3,811,000
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,806,274
1,525,000	4.500%, 4/30/2024	1,603,156
1,590,000	4.750%, 5/30/2025	1,683,412
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[f]	3,358,869
530,000	5.625%, 3/15/2026[f]	555,837
	Mattamy Group Corporation
2,125,000	6.875%, 12/15/2023[f]	2,212,656
2,125,000	6.500%, 10/1/2025[f]	2,239,219
	MGM Resorts International
3,500,000	5.750%, 6/15/2025	3,806,180
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[f]	2,428,798
	PGT Escrow Issuer, Inc.
2,675,000	6.750%, 8/1/2026[f,h]	2,825,469
	Prime Security Services Borrower, LLC
935,000	9.250%, 5/15/2023[f]	981,937
2,130,000	5.750%, 4/15/2026[f]	2,199,225
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	789,013
960,000	5.000%, 4/15/2023	973,200
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,220,113
1,445,000	10.000%, 12/1/2022	1,515,444
2,000,000	5.000%, 10/15/2025[f]	2,020,000
	ServiceMaster Company, LLC
4,260,000	5.125%, 11/15/2024[f]	4,382,475
	Six Flags Entertainment Corporation
5,880,000	4.875%, 7/31/2024[f]	5,968,200
	Stars Group Holdings BV
2,550,000	7.000%, 7/15/2026[f]	2,696,625
	Station Casinos, LLC
530,000	5.000%, 10/1/2025[f]	531,325
	Viking Cruises, Ltd.
3,190,000	5.875%, 9/15/2027[f]	3,229,875
	Wyndham Destinations, Inc.
1,110,000	4.500%, 4/1/2027	1,158,563
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[f]	2,191,867

	Total	112,858,554

Consumer Non-Cyclical (12.0%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[f,h]	2,855,050
	Albertson’s Companies, LLC
5,718,000	6.625%, 6/15/2024	5,925,277
2,660,000	7.500%, 3/15/2026[f]	2,839,550
	Alliance One International, Inc.
3,100,000	9.875%, 7/15/2021	2,666,000
	Bausch Health Companies, Inc.
2,125,000	7.250%, 5/30/2029[f]	2,210,000
	Centene Corporation
2,130,000	5.375%, 6/1/2026[f]	2,239,162
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,650,900
	Dole Food Company, Inc.
2,660,000	7.250%, 6/15/2025[f]	2,573,550
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[f]	4,293,000
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,705,806
4,810,000	5.875%, 3/15/2022	5,255,510
3,065,000	4.750%, 5/1/2023	3,266,773
3,705,000	5.375%, 2/1/2025	3,999,084
2,130,000	5.875%, 2/1/2029	2,335,012

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Non-Cyclical (12.0%) - continued
	JBS USA, LLC
$3,250,000	5.875%, 7/15/2024[f]	$3,343,437
3,470,000	5.750%, 6/15/2025[f]	3,608,800
4,655,000	6.500%, 4/15/2029[f]	5,056,494
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[f]	3,928,963
	Par Pharmaceutical, Inc.
2,130,000	7.500%, 4/1/2027[f]	2,092,725
	Pilgrim’s Pride Corporation
3,215,000	5.750%, 3/15/2025[f]	3,263,225
	Post Holdings, Inc.
3,210,000	5.000%, 8/15/2026[f]	3,254,137
2,655,000	5.500%, 12/15/2029[d,f]	2,661,638
	Simmons Foods, Inc.
3,695,000	5.750%, 11/1/2024[f]	3,362,450
	Spectrum Brands, Inc.
4,280,000	5.750%, 7/15/2025	4,445,850
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,593,648
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,351,563
6,380,000	6.250%, 2/1/2027[f]	6,571,400
	Teva Pharmaceutical Finance Netherlands III BV
2,945,000	3.150%, 10/1/2026	2,289,738
	Valeant Pharmaceuticals International, Inc.
1,571,000	5.500%, 3/1/2023[f]	1,583,568
532,000	5.875%, 5/15/2023[f]	538,182
2,680,000	8.500%, 1/31/2027[f]	2,946,714
	VRX Escrow Corporation
1,595,000	6.125%, 4/15/2025[f]	1,626,900

	Total	104,334,106

Energy (15.0%)
	Alliance Resource Operating Partners, LP
3,195,000	7.500%, 5/1/2025[f]	3,354,750
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,521,600
2,640,000	5.625%, 6/1/2023	2,550,900
	Boardwalk Pipelines, LP
3,695,000	5.950%, 6/1/2026	4,109,568
	Buckeye Partners, LP
4,265,000	4.125%, 12/1/2027	3,757,576
	California Resources Corporation
5,890,000	8.000%, 12/15/2022[f,h]	4,439,587
	Centennial Resource Production, LLC
5,085,000	5.375%, 1/15/2026[f]	4,830,750
	Cheniere Corpus Christi Holdings, LLC
6,910,000	7.000%, 6/30/2024	7,947,191
	Cheniere Energy Partners, LP
3,875,000	5.625%, 10/1/2026[f]	4,088,125
	Chesapeake Energy Corporation
1,100,000	7.000%, 10/1/2024	987,250
4,281,000	8.000%, 1/15/2025[h]	3,949,222
	CrownRock Finance, Inc.
3,750,000	5.625%, 10/15/2025[f]	3,750,000
	Diamondback Energy, Inc.
3,210,000	4.750%, 11/1/2024	3,294,262
	Endeavor Energy Resources, LP
650,000	5.500%, 1/30/2026[f]	673,562
	Energy Transfer Operating, LP
4,245,000	5.500%, 6/1/2027	4,743,242
	EnLink Midstream Partners, LP
1,600,000	4.400%, 4/1/2024	1,617,968
2,675,000	4.150%, 6/1/2025	2,621,500
1,065,000	4.850%, 7/15/2026	1,072,988
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,375,500
1,870,000	5.750%, 8/15/2025	1,938,068
	Nabors Industries, Inc.
3,200,000	5.750%, 2/1/2025	2,836,000
	NGPL Pipeco, LLC
3,210,000	4.875%, 8/15/2027[f]	3,398,588
	Noble Holding International, Ltd.
3,210,000	7.750%, 1/15/2024[h]	2,447,625
	Pacific Drilling First Lien Escrow Issuer, Ltd.
3,500,000	8.375%, 10/1/2023[f]	3,465,000
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
530,833	11.000%,PIK 12.000%, 4/1/2024[f,h,i]	521,543
	Parsley Energy, LLC
3,200,000	5.625%, 10/15/2027[f]	3,344,000
	Precision Drilling Corporation
1,180,000	7.750%, 12/15/2023	1,203,246
1,070,000	7.125%, 1/15/2026[f]	1,035,225
	Rowan Companies, Inc.
3,745,000	4.750%, 1/15/2024	2,846,200
	Sanchez Energy Corporation
3,740,000	7.250%, 2/15/2023[f,h]	2,833,050
	SESI, LLC
2,130,000	7.750%, 9/15/2024	1,368,525
	SM Energy Company
2,675,000	5.000%, 1/15/2024	2,454,313
535,000	6.625%, 1/15/2027[h]	494,875
	Southwestern Energy Company
4,285,000	7.500%, 4/1/2026	4,059,523
	Sunoco, LP
2,675,000	4.875%, 1/15/2023	2,731,844
1,090,000	5.500%, 2/15/2026	1,134,963
	Tallgrass Energy Partners, LP
3,250,000	4.750%, 10/1/2023[f]	3,294,753
2,180,000	5.500%, 1/15/2028[f]	2,204,525
	Targa Resources Partners, LP
4,275,000	5.125%, 2/1/2025	4,413,938
	Transocean Pontus, Ltd.
505,575	6.125%, 8/1/2025[f]	520,742
	Transocean, Inc.
3,150,000	7.250%, 11/1/2025[f]	2,984,625
1,070,000	7.500%, 1/15/2026[f]	1,019,175
3,745,000	7.500%, 4/15/2031	3,183,250
	USA Compression Partners LP
2,390,000	6.875%, 9/1/2027[f]	2,509,763
	W&T Offshore, Inc.
4,700,000	9.750%, 11/1/2023[f]	4,500,250
	Whiting Petroleum Corporation
3,210,000	6.625%, 1/15/2026[h]	3,095,644
3,210,000	WPX Energy, Inc.
	8.250%, 8/1/2023	3,659,400

	Total	130,184,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (7.1%)
	Ally Financial, Inc.
1,575,000	4.625%, 5/19/2022	$1,641,937
4,000,000	5.750%, 11/20/2025	4,424,600
	Avolon Holdings Funding, Ltd.
1,070,000	5.500%, 1/15/2023[f]	1,140,727
2,670,000	5.125%, 10/1/2023[f]	2,828,758
	Barclays plc
800,000	7.750%, 9/15/2023[b,k]	820,000
	Chobani, LLC
2,130,000	7.500%, 4/15/2025[f]	1,991,550
	CIT Group, Inc.
1,429,000	5.000%, 8/15/2022	1,511,167
1,251,000	5.000%, 8/1/2023	1,335,442
	Credit Acceptance Corporation
2,660,000	6.625%, 3/15/2026[f]	2,796,325
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[f]	3,833,658
	Fortress Transportation and Infrastructure Investors, LLC
1,000,000	6.750%, 3/15/2022[f]	1,038,750
	Genworth Holdings, Inc.
3,430,000	4.900%, 8/15/2023	2,949,800
	Icahn Enterprises, LP
1,870,000	6.250%, 2/1/2022	1,921,425
5,310,000	6.250%, 5/15/2026[f]	5,369,738
	Iron Mountain, Inc.
2,140,000	5.750%, 8/15/2024	2,161,700
	MPT Operating Partnership, LP
3,010,000	5.500%, 5/1/2024	3,085,250
1,340,000	5.000%, 10/15/2027	1,380,200
	Park Aerospace Holdings, Ltd.
1,605,000	5.250%, 8/15/2022[f]	1,694,254
4,285,000	4.500%, 3/15/2023[f]	4,433,090
1,995,000	5.500%, 2/15/2024[f]	2,150,570
	Quicken Loans, Inc.
4,015,000	5.750%, 5/1/2025[f]	4,134,165
	Royal Bank of Scotland Group plc
3,100,000	5.125%, 5/28/2024	3,271,656
	Synchrony Financial
1,340,000	4.250%, 8/15/2024	1,395,514
4,280,000	3.950%, 12/1/2027	4,273,108

	Total	61,583,384

Foreign Government (0.3%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027	2,550,360

	Total	2,550,360

Technology (6.3%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[f]	6,969,440
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,543,994
	CommScope Finance, LLC
1,600,000	6.000%, 3/1/2026[f]	1,640,000
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[f]	4,475,178
	Diamond Finance Corporation
4,795,000	7.125%, 6/15/2024[f]	5,062,198
	Equinix, Inc.
4,260,000	5.750%, 1/1/2025	4,434,660
	Harland Clarke Holdings Corporation
4,020,000	8.375%, 8/15/2022[f]	3,411,975
	Inception Merger Sub, Inc.
5,345,000	8.625%, 11/15/2024[f,h]	4,904,037
	Iron Mountain, Inc.
3,745,000	5.250%, 3/15/2028[f]	3,749,681
	Nielsen Company SARL
3,720,000	5.000%, 2/1/2025[f,h]	3,654,900
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[f]	2,378,050
	Seagate HDD Cayman
4,540,000	4.750%, 1/1/2025	4,585,734
	SS&C Technologies, Inc.
3,200,000	5.500%, 9/30/2027[f]	3,320,000
	Western Digital Corporation
3,510,000	4.750%, 2/15/2026[h]	3,443,485

	Total	54,573,332

Transportation (1.4%)
	American Airlines Group, Inc.
3,720,000	5.000%, 6/1/2022[f]	3,832,716
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	3,078,750
	XPO Logistics, Inc.
2,670,000	6.125%, 9/1/2023[f]	2,766,787
2,130,000	6.750%, 8/15/2024[f]	2,271,113

	Total	11,949,366

Utilities (3.6%)
	AES Corporation
2,675,000	4.500%, 3/15/2023	2,748,562
	Dynegy, Inc.
3,745,000	8.125%, 1/30/2026[f]	4,035,237
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,f,k]	2,550,000
	GFL Environmental, Inc.
1,060,000	8.500%, 5/1/2027[f]	1,140,825
	NextEra Energy Operating Partners, LP
1,860,000	4.250%, 7/15/2024[f]	1,868,138
	NRG Energy, Inc.
1,680,000	7.250%, 5/15/2026	1,850,100
1,330,000	5.250%, 6/15/2029[f]	1,418,113
	Suburban Propane Partners, LP
3,195,000	5.875%, 3/1/2027	3,202,988
	Talen Energy Supply, LLC
2,140,000	6.500%, 6/1/2025	1,792,250
1,590,000	7.250%, 5/15/2027[f]	1,629,750
	Terraform Global Operating, LLC
2,660,000	6.125%, 3/1/2026[f]	2,673,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Utilities (3.6%) - continued
	TerraForm Power Operating, LLC
$2,140,000	4.250%, 1/31/2023[f]	$2,142,675
2,940,000	5.000%, 1/31/2028[f]	2,951,025
	Vistra Operations Company, LLC
720,000	5.000%, 7/31/2027[f]	744,728

	Total	30,747,691

	Total Long-Term Fixed Income (cost $785,005,467)	791,495,977

Shares	Preferred Stock (0.1%)

Financials (0.1%)
53,000	Federal National Mortgage Association, 0.000%[k,l]	660,380

	Total	660,380

	Total Preferred Stock (cost $535,300)	660,380

	Common Stock (<0.1%)

Industrials (<0.1%)
930,630	Abengoa SA, Class Al	11,640
9,928,936	Abengoa SA, Class Bl	90,322

	Total	101,962

Materials (<0.1%)
17,658	Hexion, Inc. Rights[j,l]	229,554
275	WestRock Company	10,029

	Total	239,583

	Total Common Stock (cost $505,410)	341,545

	Collateral Held for Securities Loaned (4.6%)
40,199,752	Thrivent Cash Management Trust	40,199,752

	Total Collateral Held for Securities Loaned (cost $40,199,752)	40,199,752

Shares or Principal Amount	Short-Term Investments (4.4%)
	Thrivent Core Short-Term Reserve Fund
3,743,858	2.590%	37,438,582
	U.S. Treasury Bills
500,000	2.085%, 9/12/2019[m,n]	497,906

	Total Short-Term Investments (cost $37,936,411)	37,936,488

	Total Investments (cost $903,260,761) 104.9%	$909,750,448

	Other Assets and Liabilities, Net (4.9%)	(42,693,476)

	Total Net Assets 100.0%	$867,056,972

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $477,230,242 or 55.0% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	All or a portion of the security is on loan.
i

Denotes payment-in-kind security. The security may pay an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of June 28, 2019.

j	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of June 28, 2019 was $465,081 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 28, 2019.

Security	Acquisition Date	Cost
Abengoa Abenewco 2 Bis SA, Convertible, 4/26/2024	2/9/2011	$463,628
Midwest Vanadium, Pty. Ltd., 2/15/2018	4/26/2019	3,028,997

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$38,497,270

Total lending	$38,497,270
Gross amount payable upon return of collateral for securities loaned	$40,199,752

Net amounts due to counterparty	$1,702,482

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

HIGH YIELD PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Definitions:

PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.5%)[a]	Value
Basic Materials (0.1%)
	Ball Metalpack Finco, LLC, Term Loan
$ 99,000	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$97,391
	Big River Steel, LLC, Term Loan
240,712	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	241,315
	MRC Global (US), Inc., Term Loan
256,742	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	255,779

	Total	594,485

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
448,868	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	448,083
	GFL Environmental, Inc., Term Loan
669,925	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	658,442
	Sotera Health Holdings, LLC, Term Loan
319,447	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	314,655
	Vertiv Group Corporation, Term Loan
629,599	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	598,119

	Total	2,019,299

Communications Services (0.3%)
	Altice France SA, Term Loan
196,000	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	186,270
	CenturyLink, Inc., Term Loan
744,096	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	725,910
	Frontier Communications Corporation, Term Loan
441,000	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	431,814
	HCP Acquisition, LLC, Term Loan
353,539	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	351,110
	Intelsat Jackson Holdings SA, Term Loan
300,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	296,625
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
675,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	671,625
	Sprint Communications, Inc., Term Loan
943,287	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	927,959
	TNS, Inc., Term Loan
352,068	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	346,786
	Virgin Media Bristol, LLC, Term Loan
580,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[b]	577,489
	WideOpenWest Finance, LLC, Term Loan
329,137	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	321,074
	Windstream Services, LLC, Term Loan
248,096	10.500%, (PRIME + 5.000%), 3/30/2021[b,d]	254,830

	Total	5,091,492

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
824,476	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	788,966
	Golden Entertainment, Inc., Term Loan
593,475	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	590,508
	Golden Nugget, LLC, Term Loan
480,227	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	475,808
	Scientific Games International, Inc., Term Loan
888,750	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	874,557
	Stars Group Holdings BV, Term Loan
185,556	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	185,460
	Tenneco, Inc., Term Loan
298,500	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	275,142

	Total	3,190,441

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
778,150	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	731,601
192,075	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	180,166
	Albertson’s, LLC, Term Loan
281,411	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	281,341
510,404	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	509,639
69,650	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	69,254
	Amneal Pharmaceuticals, LLC, Term Loan
346,419	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	343,461
	Bausch Health Companies, Inc., Term Loan
530,713	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	530,384
	Endo International plc, Term Loan
531,859	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	498,177
	JBS USA LUX SA, Term Loan
254,363	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	253,726

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.5%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$ 733,341	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$698,052
	MPH Acquisition Holdings, LLC, Term Loan
385,308	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b]	367,830
	Plantronics, Inc., Term Loan
551,441	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	547,537
	Revlon Consumer Products Corporation, Term Loan
293,216	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	244,225

	Total	5,255,393

Energy (0.1%)
	HFOTCO, LLC, Term Loan
445,500	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	444,943
	Radiate Holdco, LLC, Term Loan
979,962	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	956,130

	Total	1,401,073

Financials (0.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
297,259	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	296,703
	DTZ U.S. Borrower, LLC, Term Loan
297,750	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	296,386
	GGP Nimbus, LLC, Term Loan
421,812	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	411,314
	Harland Clarke Holdings Corporation, Term Loan
489,631	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	421,900
	Level 3 Parent, LLC, Term Loan
800,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	793,200
	Sable International Finance, Ltd., Term Loan
852,800	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	853,866
	Tronox Finance, LLC, Term Loan
648,472	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	641,410

	Total	3,714,779

Technology (0.1%)
	First Data Corporation, Term Loan
975,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	973,791
	Rackspace Hosting, Inc., Term Loan
534,407	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	492,456

	Total	1,466,247

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
705,600	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	691,488

	Total	691,488

	Total Bank Loans (cost $23,868,185)	23,424,697

	Long-Term Fixed Income (92.4%)
Asset-Backed Securities (1.1%)
	Babson CLO, Ltd.
3,900,000	5.492%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	3,802,695
	Magnetite XII, Ltd.
3,200,000	3.697%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	3,183,098
	Octagon Investment Partners XVI, Ltd.
2,600,000	3.988%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	2,551,856
	Shackleton CLO, Ltd.
2,150,000	3.767%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	2,134,980
	Sound Point CLO X, Ltd.
3,200,000	5.292%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	3,142,742
	THL Credit Wind River CLO, Ltd.
3,200,000	5.447%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	3,142,918

	Total	17,958,289

Basic Materials (3.1%)
	Alcoa, Inc.
640,000	5.125%, 10/1/2024	675,885
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[g]	3,267,046
2,550,000	4.750%, 4/10/2027[g]	2,699,817
	Braskem Netherlands Finance BV
2,950,000	4.500%, 1/10/2028[g]	2,983,925
	Cleveland-Cliffs, Inc.
640,000	5.750%, 3/1/2025	636,800
	Dow Chemical Company
1,920,000	3.000%, 11/15/2022	1,945,742
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[g]	3,306,151
2,880,000	4.000%, 3/27/2027[g]	2,906,947
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,218,021

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Basic Materials (3.1%) - continued
	Kinross Gold Corporation
$ 640,000	5.950%, 3/15/2024	$699,315
3,980,000	4.500%, 7/15/2027	4,019,800
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,036,656
	Novelis Corporation
640,000	5.875%, 9/30/2026[g]	648,000
	Packaging Corporation of America
2,700,000	2.450%, 12/15/2020	2,697,232
	Syngenta Finance NV
3,175,000	4.441%, 4/24/2023[g]	3,299,292
	Teck Resources, Ltd.
3,270,000	6.125%, 10/1/2035	3,722,246
	Tronox Finance plc
640,000	5.750%, 10/1/2025[g]	620,800
	Vale Overseas, Ltd.
869,000	4.375%, 1/11/2022	895,296
1,920,000	6.250%, 8/10/2026	2,181,024
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,249,120
	WestRock Company
1,270,000	3.750%, 3/15/2025	1,320,824
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,591,914

	Total	49,621,853

Capital Goods (3.0%)
	Amsted Industries, Inc.
260,000	5.625%, 7/1/2027[g]	271,050
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[g]	2,062,277
	CNH Industrial Capital, LLC
2,560,000	4.875%, 4/1/2021	2,648,423
	CNH Industrial NV
3,175,000	3.850%, 11/15/2027	3,169,067
	Crown Cork & Seal Company, Inc.
640,000	7.375%, 12/15/2026	736,000
	General Electric Capital Corporation
3,200,000	3.410%, (LIBOR 3M + 1.000%), 3/15/2023[b]	3,160,076
	General Electric Company
5,200,000	5.000%, 1/21/2021[b,h]	4,988,152
	L3 Technologies, Inc.
1,280,000	4.950%, 2/15/2021	1,322,381
	Northrop Grumman Corporation
2,250,000	3.250%, 1/15/2028	2,308,581
	Owens-Brockway Glass Container, Inc.
1,000,000	5.875%, 8/15/2023[g]	1,078,550
	Parker-Hannifin Corporation
3,250,000	4.000%, 6/14/2049	3,430,276
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,270,565
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,951,174
2,240,000	3.800%, 12/15/2026	2,338,161
	Spirit AeroSystems, Inc.
3,200,000	3.210%, (LIBOR 3M + 0.800%), 6/15/2021[b]	3,178,703
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,357,017
630,000	3.875%, 3/1/2025	658,998
2,560,000	3.650%, 3/15/2027	2,620,997
	United Rentals North America, Inc.
625,000	5.500%, 7/15/2025	650,781
	United Technologies Corporation
1,925,000	3.950%, 8/16/2025	2,075,041
3,825,000	4.450%, 11/16/2038	4,287,972

	Total	47,564,242

Collateralized Mortgage Obligations (0.1%)
	Countrywide Alternative Loan Trust
1,263,782	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,220,025
	GMAC Mortgage Corporation Loan Trust
296,208	2.904%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,i]	338,524
	IndyMac Seconds Asset-Backed Trust
339,311	2.744%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,i	186,054
	Wachovia Mortgage Loan Trust, LLC
545,984	4.849%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	540,396

	Total	2,284,999

Communications Services (8.3%)
	AMC Networks, Inc.
640,000	5.000%, 4/1/2024	656,800
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,571,458
2,560,000	3.125%, 1/15/2027	2,538,566
	AT&T, Inc.
3,190,000	4.450%, 4/1/2024	3,435,310
3,850,000	3.616%, (LIBOR 3M + 1.180%), 6/12/2024[b]	3,898,406
1,240,000	3.400%, 5/15/2025	1,274,036
5,120,000	4.250%, 3/1/2027	5,480,699
2,643,000	4.300%, 2/15/2030	2,822,332
3,190,000	4.300%, 12/15/2042	3,151,203
	British Telecommunications plc
3,200,000	4.500%, 12/4/2023	3,423,678
	CCO Holdings, LLC
640,000	5.125%, 2/15/2023	650,112
640,000	5.500%, 5/1/2026[g]	669,792
	Charter Communications Operating, LLC
3,300,000	4.908%, 7/23/2025	3,580,669
2,475,000	6.484%, 10/23/2045	2,913,525
	Comcast Corporation
3,600,000	4.950%, 10/15/2058	4,387,605
1,920,000	3.375%, 8/15/2025	2,006,972
605,000	6.400%, 5/15/2038	817,067
3,150,000	4.600%, 10/15/2038	3,603,578
3,200,000	4.650%, 7/15/2042	3,677,274
	Cox Communications, Inc.
3,200,000	3.350%, 9/15/2026[g]	3,233,346
560,000	4.800%, 2/1/2035[g]	566,964
2,405,000	4.700%, 12/15/2042[g]	2,391,075

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Communications Services (8.3%) - continued
	Crown Castle International Corporation
$ 960,000	3.400%, 2/15/2021	$972,903
4,160,000	5.250%, 1/15/2023	4,528,071
2,200,000	3.150%, 7/15/2023	2,241,721
	Discovery Communications, LLC
1,830,000	3.500%, 6/15/2022	1,863,581
1,600,000	4.900%, 3/11/2026	1,751,831
3,300,000	5.300%, 5/15/2049	3,545,996
	Fox Corporation
3,200,000	5.476%, 1/25/2039[g]	3,775,140
	Interpublic Group of Companies, Inc.
3,200,000	3.750%, 10/1/2021	3,282,842
	Level 3 Financing, Inc.
640,000	5.250%, 3/15/2026	662,400
	Nexstar Escrow Corporation
640,000	5.625%, 8/1/2024[g]	663,014
	Omnicom Group, Inc.
940,000	3.650%, 11/1/2024	982,967
	Sinclair Television Group, Inc.
640,000	5.875%, 3/15/2026[g]	654,208
	Sprint Corporation
960,000	7.125%, 6/15/2024	1,017,888
	Telefonica Emisiones SAU
3,200,000	4.665%, 3/6/2038	3,322,885
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,869,916
	Time Warner Entertainment Company, LP
1,720,000	8.375%, 3/15/2023	2,037,476
	T-Mobile USA, Inc.
640,000	4.500%, 2/1/2026	655,200
	VeriSign, Inc.
640,000	4.750%, 7/15/2027	666,400
	Verizon Communications, Inc.
2,740,000	3.500%, 11/1/2024	2,879,090
4,400,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	4,456,540
1,920,000	5.250%, 3/16/2037	2,294,606
3,830,000	4.862%, 8/21/2046	4,457,475
	Viacom, Inc.
4,500,000	6.875%, 4/30/2036	5,697,328
3,200,000	4.375%, 3/15/2043	3,127,037
	Virgin Media Secured Finance plc
640,000	5.250%, 1/15/2026[g]	655,814
	Vodafone Group plc
2,150,000	5.000%, 5/30/2038	2,336,715
3,250,000	4.875%, 6/19/2049	3,407,921
	Walt Disney Company
1,900,000	7.625%, 11/30/2028[g]	2,568,001
2,105,000	6.400%, 12/15/2035[g]	2,884,828
2,300,000	6.150%, 2/15/2041[g]	3,195,649

	Total	133,205,910

Consumer Cyclical (4.6%)
	Amazon.com, Inc.
4,480,000	4.050%, 8/22/2047	5,063,247
	Brookfield Property REIT, Inc.
640,000	5.750%, 5/15/2026[g]	659,200
	Cinemark USA, Inc.
640,000	4.875%, 6/1/2023	648,000
	Daimler Finance North America, LLC
1,900,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	1,900,314
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,699,045
1,900,000	3.470%, 4/5/2021	1,912,798
2,600,000	5.596%, 1/7/2022	2,752,999
3,200,000	2.979%, 8/3/2022	3,164,940
2,575,000	4.250%, 9/20/2022	2,640,018
	General Motors Company
3,200,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	3,190,475
1,230,000	5.000%, 4/1/2035	1,208,211
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,144,127
2,510,000	4.000%, 1/15/2025	2,547,725
	Hanesbrands, Inc.
640,000	4.625%, 5/15/2024[g]	664,448
	Harley-Davidson Financial Services, Inc.
3,380,000	4.050%, 2/4/2022[g]	3,490,452
	Hertz Corporation
640,000	7.625%, 6/1/2022[g]	664,800
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	939,097
3,180,000	4.250%, 4/1/2046	3,587,227
	Hyundai Capital America
1,850,000	3.000%, 3/18/2021[g]	1,859,374
3,850,000	2.450%, 6/15/2021[g]	3,830,759
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[g]	1,926,114
	L Brands, Inc.
310,000	5.625%, 2/15/2022	323,984
310,000	6.694%, 1/15/2027	303,800
	Lennar Corporation
2,005,000	2.950%, 11/29/2020	1,994,975
1,900,000	4.125%, 1/15/2022	1,949,305
1,900,000	4.500%, 4/30/2024	1,997,375
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[g]	1,316,800
	Macy’s Retail Holdings, Inc.
500,000	3.875%, 1/15/2022	508,672
775,000	2.875%, 2/15/2023	758,594
	McDonald’s Corporation
3,175,000	4.450%, 3/1/2047	3,477,766
	ServiceMaster Company, LLC
640,000	5.125%, 11/15/2024[g]	658,400
	Six Flags Entertainment Corporation
640,000	4.875%, 7/31/2024[g]	649,600
	Viking Cruises, Ltd.
640,000	5.875%, 9/15/2027[g]	648,000
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,998,546
	Volkswagen Group of America Finance, LLC
3,800,000	4.250%, 11/13/2023[g]	3,998,512
3,800,000	4.750%, 11/13/2028[g]	4,133,158
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[g]	660,800

	Total	73,871,657

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Non-Cyclical (11.2%)
	Abbott Laboratories
$ 2,901,000	3.750%, 11/30/2026	$3,135,275
1,440,000	4.750%, 11/30/2036	1,706,643
2,500,000	6.000%, 4/1/2039	3,310,187
1,920,000	4.900%, 11/30/2046	2,364,960
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,516,340
	Albertson’s Companies, LLC
640,000	6.625%, 6/15/2024	663,200
	Altria Group, Inc.
3,250,000	5.800%, 2/14/2039	3,648,726
	Anheuser-Busch Companies, LLC
3,210,000	4.700%, 2/1/2036	3,529,929
	Anheuser-Busch InBev Worldwide, Inc.
3,825,000	4.000%, 4/13/2028	4,119,102
2,550,000	4.600%, 4/15/2048	2,738,339
3,200,000	4.439%, 10/6/2048	3,358,232
3,200,000	5.550%, 1/23/2049	3,902,032
	BAT Capital Corporation
2,550,000	3.222%, 8/15/2024	2,570,676
	Baxalta, Inc.
1,511,000	4.000%, 6/23/2025	1,605,516
	Bayer U.S. Finance II, LLC
1,280,000	4.250%, 12/15/2025[g]	1,353,536
4,450,000	4.875%, 6/25/2048[g]	4,564,480
	Becton, Dickinson and Company
5,170,000	3.363%, 6/6/2024	5,338,161
1,920,000	3.734%, 12/15/2024	2,012,944
3,850,000	3.700%, 6/6/2027	4,021,287
3,300,000	4.669%, 6/6/2047	3,693,550
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,734,582
1,950,000	3.750%, 3/1/2026	2,072,803
1,300,000	4.000%, 3/1/2028	1,396,484
1,722,000	7.375%, 1/15/2040	2,453,161
	Bunge, Ltd. Finance Corporation
1,920,000	3.500%, 11/24/2020	1,937,515
	Cargill, Inc.
3,250,000	3.250%, 5/23/2029[g]	3,371,591
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,962,865
	Centene Escrow Corporation
640,000	6.125%, 2/15/2024	670,400
	Cigna Corporation
3,200,000	4.125%, 11/15/2025[g]	3,398,456
3,200,000	4.800%, 8/15/2038[g]	3,445,520
	Conagra Brands, Inc.
1,000,000	4.600%, 11/1/2025	1,087,974
	Constellation Brands, Inc.
1,700,000	4.400%, 11/15/2025	1,850,507
640,000	3.500%, 5/9/2027	656,492
3,300,000	5.250%, 11/15/2048	3,818,382
	CVS Health Corporation
1,870,000	4.750%, 12/1/2022	1,985,146
3,175,000	4.100%, 3/25/2025	3,346,850
1,600,000	3.875%, 7/20/2025	1,670,780
5,000,000	4.780%, 3/25/2038	5,211,355
5,190,000	5.050%, 3/25/2048	5,519,899
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[g]	2,665,794
	H. J. Heinz Company
1,860,000	5.200%, 7/15/2045	1,948,480
	HCA, Inc.
640,000	5.375%, 2/1/2025	690,800
4,500,000	5.125%, 6/15/2039	4,674,213
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[g]	2,253,884
	JBS USA, LLC
640,000	6.500%, 4/15/2029[g]	695,200
	Kellogg Company
2,550,000	3.125%, 5/17/2022	2,597,875
	Keurig Dr Pepper, Inc.
1,250,000	3.551%, 5/25/2021	1,276,361
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,245,055
	Kroger Company
3,200,000	2.650%, 10/15/2026	3,082,935
	Nestle Holdings, Inc.
3,850,000	3.900%, 9/24/2038[g]	4,206,209
	Par Pharmaceutical, Inc.
640,000	7.500%, 4/1/2027[g]	628,800
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[g]	3,304,123
	Perrigo Finance Unlimited Company
1,450,000	4.375%, 3/15/2026	1,452,384
3,200,000	4.900%, 12/15/2044	2,768,268
	Reckitt Benckiser Treasury Services plc
2,880,000	2.750%, 6/26/2024[g]	2,906,429
	Reynolds American, Inc.
3,352,000	4.850%, 9/15/2023	3,599,576
1,560,000	5.850%, 8/15/2045	1,680,433
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,229,957
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[g]	7,390,511
	Tenet Healthcare Corporation
640,000	4.500%, 4/1/2021	648,800
	Thermo Fisher Scientific, Inc.
1,280,000	2.950%, 9/19/2026	1,288,550
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,325,968
	UnitedHealth Group, Inc.
3,200,000	2.950%, 10/15/2027	3,252,728
1,240,000	4.750%, 7/15/2045	1,473,599
3,225,000	4.450%, 12/15/2048	3,691,931
	VRX Escrow Corporation
640,000	6.125%, 4/15/2025[g]	652,800
	Zimmer Biomet Holdings, Inc.
3,250,000	3.550%, 4/1/2025	3,348,592

	Total	178,724,132

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Energy (9.5%)
	Alliance Resource Operating Partners, LP
$510,000	7.500%, 5/1/2025[g]	$535,500
	Andeavor Logistics, LP
2,550,000	3.500%, 12/1/2022	2,609,391
	BP Capital Markets America, Inc.
1,590,000	3.119%, 5/4/2026	1,619,666
2,560,000	3.017%, 1/16/2027	2,613,457
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,640,398
	Cenovus Energy, Inc.
3,200,000	4.250%, 4/15/2027[j]	3,309,155
	Centennial Resource Production, LLC
640,000	5.375%, 1/15/2026[g]	608,000
	Cheniere Corpus Christi Holdings, LLC
960,000	5.125%, 6/30/2027	1,042,800
	Chesapeake Energy Corporation
640,000	8.000%, 1/15/2025[j]	590,400
	Continental Resources, Inc.
3,200,000	4.375%, 1/15/2028	3,368,615
	Devon Energy Corporation
2,600,000	5.000%, 6/15/2045	2,975,070
	Diamondback Energy, Inc.
620,000	4.750%, 11/1/2024	636,275
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,035,937
1,280,000	4.700%, 11/1/2042	1,299,136
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,593,824
1,920,000	7.375%, 10/15/2045	2,817,866
	Energy Transfer Operating, LP
3,200,000	6.000%, 6/15/2048	3,648,803
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,653,357
	Eni SPA
2,550,000	4.000%, 9/12/2023[g]	2,655,928
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,254,400
960,000	4.850%, 7/15/2026	967,200
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,634,699
3,200,000	4.875%, 8/16/2077[b]	3,014,752
	EQM Midstream Partners LP
2,700,000	4.750%, 7/15/2023	2,798,389
	EQT Corporation
3,280,000	3.000%, 10/1/2022	3,253,334
4,400,000	3.900%, 10/1/2027	4,159,212
	Hess Corporation
1,280,000	3.500%, 7/15/2024	1,287,892
1,300,000	4.300%, 4/1/2027	1,347,907
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[g]	1,327,300
3,175,000	5.200%, 3/1/2048	3,583,824
	Marathon Petroleum Corporation
2,560,000	4.750%, 12/15/2023	2,760,359
3,220,000	6.500%, 3/1/2041	4,012,504
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,769,915
3,250,000	4.800%, 2/15/2029	3,577,794
1,920,000	5.200%, 3/1/2047	2,080,518
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	663,296
	Newfield Exploration Company
3,300,000	5.750%, 1/30/2022	3,530,962
2,000,000	5.625%, 7/1/2024	2,213,281
	Noble Energy, Inc.
3,240,000	3.900%, 11/15/2024	3,378,652
2,600,000	5.050%, 11/15/2044	2,762,825
	ONEOK Partners, LP
3,500,000	3.800%, 3/15/2020	3,524,036
	Petrobras Global Finance BV
4,500,000	7.375%, 1/17/2027	5,168,250
	Petroleos Mexicanos
3,250,000	5.500%, 1/21/2021	3,287,375
3,900,000	4.875%, 1/24/2022	3,886,350
960,000	5.375%, 3/13/2022	967,248
	Phillips 66
1,950,000	3.900%, 3/15/2028	2,048,040
	Plains All American Pipeline, LP
2,700,000	5.000%, 2/1/2021	2,780,570
3,200,000	3.650%, 6/1/2022	3,276,579
	Regency Energy Partners, LP
4,140,000	5.000%, 10/1/2022	4,400,050
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,123,358
	Schlumberger Holdings Corporation
1,920,000	4.000%, 12/21/2025[g]	2,031,119
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	2,002,525
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,251,653
	Sunoco, LP
640,000	5.500%, 2/15/2026	666,400
	Tallgrass Energy Partners, LP
640,000	5.500%, 1/15/2028[g]	647,200
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,888,740
	Transocean, Inc.
640,000	7.500%, 1/15/2026[g]	609,600
	Williams Companies, Inc.
3,200,000	7.500%, 1/15/2031	4,138,223
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,060,141
1,600,000	3.750%, 6/15/2027	1,653,177
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[g]	3,210,956

	Total	151,254,183

Financials (26.8%)
	Aegon NV
2,600,000	2.582%, (USISDA 10Y + 0.100%), 10/15/2019[b,h]	1,690,000
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,355,240
960,000	3.950%, 2/1/2022	987,408
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,661,391

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (26.8%) - continued
	Air Lease Corporation
$2,510,000	3.750%, 2/1/2022	$2,564,735
1,260,000	4.250%, 9/15/2024	1,331,760
	Ally Financial, Inc.
640,000	4.125%, 2/13/2022	656,000
	American International Group, Inc.
2,700,000	4.200%, 4/1/2028	2,885,597
3,130,000	4.500%, 7/16/2044	3,304,881
	Ares Capital Corporation
3,132,000	3.875%, 1/15/2020	3,145,363
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,297,400
	Athene Holding, Ltd.
4,500,000	4.125%, 1/12/2028	4,534,782
	Avolon Holdings Funding, Ltd.
1,300,000	5.250%, 5/15/2024[g]	1,385,670
	Banco Santander SA
1,800,000	4.379%, 4/12/2028	1,914,682
	Bank of America Corporation
1,920,000	2.328%, 10/1/2021[b]	1,917,337
1,900,000	3.499%, 5/17/2022[b]	1,937,548
1,000,000	4.100%, 7/24/2023	1,066,732
3,649,000	3.004%, 12/20/2023[b]	3,714,452
2,830,000	4.200%, 8/26/2024	3,008,745
2,860,000	6.500%, 10/23/2024[b,h]	3,169,938
3,200,000	4.000%, 1/22/2025	3,363,980
2,750,000	3.950%, 4/21/2025	2,881,966
1,270,000	3.875%, 8/1/2025	1,358,452
3,200,000	3.093%, 10/1/2025[b]	3,277,253
3,200,000	3.705%, 4/24/2028[b]	3,360,775
2,550,000	4.271%, 7/23/2029[b]	2,783,741
3,110,000	4.750%, 4/21/2045	3,563,092
	Bank of Nova Scotia
3,200,000	3.125%, 4/20/2021	3,248,799
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[g]	2,161,274
	Barclays plc
3,900,000	4.610%, 2/15/2023[b]	4,041,434
2,800,000	4.338%, 5/16/2024[b]	2,891,009
1,280,000	4.836%, 5/9/2028	1,309,940
	Berkshire Hathaway Finance Corporation
1,950,000	4.250%, 1/15/2049	2,191,307
	BNP Paribas SA
2,650,000	4.375%, 3/1/2033[b,g]	2,728,676
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,148,816
	BPCE SA
1,920,000	3.000%, 5/22/2022[g]	1,937,418
1,265,000	5.700%, 10/22/2023[g]	1,382,667
2,190,000	5.150%, 7/21/2024[g]	2,367,962
	Camden Property Trust
2,000,000	4.100%, 10/15/2028	2,179,600
	Capital One Bank USA NA
2,000,000	3.375%, 2/15/2023	2,039,352
	Capital One Financial Corporation
3,800,000	3.450%, 4/30/2021	3,868,051
3,190,000	4.200%, 10/29/2025	3,349,160
	CIT Group, Inc.
320,000	4.125%, 3/9/2021	326,096
320,000	5.250%, 3/7/2025	350,800
	Citigroup, Inc.
1,900,000	3.142%, 1/24/2023[b]	1,931,250
2,560,000	3.950%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,607,207
3,600,000	3.352%, 4/24/2025[b]	3,717,004
4,370,000	4.400%, 6/10/2025	4,663,709
3,305,000	5.500%, 9/13/2025	3,741,407
1,910,000	3.700%, 1/12/2026	2,009,904
2,490,000	4.450%, 9/29/2027	2,683,260
2,560,000	3.887%, 1/10/2028[b]	2,707,256
2,550,000	4.650%, 7/23/2048	2,965,275
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,565,714
1,280,000	2.650%, 5/26/2022	1,289,516
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,278,659
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,192,272
650,000	3.950%, 5/15/2024	685,608
3,250,000	3.450%, 8/15/2027	3,297,097
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[g]	3,697,770
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[b,g,h]	1,290,000
	CoreStates Capital III
2,440,000	3.088%, (LIBOR 3M + 0.570%), 2/15/2027[b,g]	2,244,800
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[g]	1,305,038
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[g]	3,266,102
3,950,000	7.500%, 7/17/2023[b,g,h]	4,240,602
	Credit Suisse Group Funding, Ltd.
3,900,000	3.750%, 3/26/2025	4,070,864
	Danske Bank AS
5,600,000	5.000%, 1/12/2022[g]	5,856,165
	Deutsche Bank AG
2,560,000	2.700%, 7/13/2020	2,549,005
1,900,000	4.875%, 12/1/2032[b]	1,651,119
	Digital Realty Trust, LP
2,700,000	2.750%, 2/1/2023	2,696,314
	Discover Bank
2,540,000	3.100%, 6/4/2020	2,552,156
4,490,000	4.682%, 8/9/2028[b]	4,652,807
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,734,364
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,350,543
	Fidelity National Financial, Inc.
1,250,000	5.500%, 9/1/2022	1,352,413
	Fidelity National Information Services, Inc.
1,900,000	3.750%, 5/21/2029	2,017,272
	Five Corners Funding Trust
5,110,000	4.419%, 11/15/2023[g]	5,475,299
	GE Capital International Funding Company
9,100,000	4.418%, 11/15/2035	8,974,053
	Glitnir HoldCo ehf., Convertible
362	Zero Coupon, 12/31/2030[c]	0

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (26.8%) - continued
	Goldman Sachs Group, Inc.
$3,275,000	5.250%, 7/27/2021	$3,458,843
2,100,000	2.876%, 10/31/2022[b]	2,116,686
1,920,000	2.908%, 6/5/2023[b]	1,940,608
2,190,000	4.000%, 3/3/2024	2,322,699
4,450,000	3.850%, 7/8/2024	4,666,379
2,490,000	4.250%, 10/21/2025	2,640,442
2,560,000	3.500%, 11/16/2026	2,622,733
3,760,000	5.150%, 5/22/2045	4,296,908
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,462,516
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,609,636
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,283,634
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[b,h]	1,350,400
3,200,000	3.520%, (LIBOR 3M + 1.000%), 5/18/2024[b]	3,208,522
2,100,000	3.803%, 3/11/2025[b]	2,187,002
2,560,000	4.300%, 3/8/2026	2,748,618
1,600,000	6.000%, 5/22/2027[b,h]	1,636,000
1,920,000	4.041%, 3/13/2028[b]	2,016,019
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,032,661
	ILFC E-Capital Trust II
2,230,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,616,750
	ING Groep NV
4,500,000	4.100%, 10/2/2023	4,751,725
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,787,734
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,279,656
2,500,000	2.972%, 1/15/2023	2,533,505
3,190,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	3,238,217
1,270,000	6.750%, 2/1/2024[b,h]	1,403,642
4,000,000	3.875%, 9/10/2024	4,203,210
3,800,000	3.900%, 7/15/2025	4,055,610
3,200,000	2.950%, 10/1/2026	3,256,131
3,900,000	4.452%, 12/5/2029[b]	4,337,445
2,600,000	3.882%, 7/24/2038[b]	2,722,864
3,150,000	5.500%, 10/15/2040	4,002,282
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,706,948
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	5,190,554
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[g]	2,048,686
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,917,662
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,388,544
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,993,466
	Lloyds Banking Group plc
3,800,000	4.375%, 3/22/2028	4,035,397
	Marsh & McLennan Companies, Inc.
1,700,000	4.375%, 3/15/2029	1,878,539
	MGM Growth Properties Operating Partnership, LP
640,000	4.500%, 9/1/2026	654,400
	Mitsubishi UFJ Financial Group, Inc.
1,950,000	3.455%, 3/2/2023	2,004,049
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,698,588
	Morgan Stanley
2,550,000	2.500%, 4/21/2021	2,554,327
3,205,000	4.875%, 11/1/2022	3,430,866
3,190,000	3.981%, (LIBOR 3M + 1.400%), 10/24/2023[b]	3,251,025
1,870,000	4.000%, 7/23/2025	2,001,805
1,280,000	3.125%, 7/27/2026	1,303,808
2,510,000	4.350%, 9/8/2026	2,690,465
1,570,000	4.300%, 1/27/2045	1,719,302
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	659,200
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[g]	2,618,811
1,920,000	4.000%, 9/14/2026[g]	1,919,557
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[b,g,h]	1,890,945
	Park Aerospace Holdings, Ltd.
1,300,000	4.500%, 3/15/2023[g]	1,344,928
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[g]	2,913,173
	Preferred Term Securities XXIII, Ltd.
658,689	2.610%, (LIBOR 3M + 0.200%), 12/22/2036[b,g]	621,388
	Prudential Financial, Inc.
1,957,000	3.935%, 12/7/2049	2,051,607
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	4,060,052
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,643,151
	Reinsurance Group of America, Inc.
3,050,000	4.700%, 9/15/2023	3,299,719
2,600,000	3.900%, 5/15/2029	2,697,518
	Royal Bank of Scotland Group plc
1,920,000	8.625%, 8/15/2021[b,h]	2,069,280
2,560,000	3.498%, 5/15/2023[b]	2,587,659
2,560,000	3.875%, 9/12/2023	2,625,600
2,750,000	4.269%, 3/22/2025[b]	2,843,172
	Santander Holdings USA, Inc.
1,435,000	4.450%, 12/3/2021	1,491,822
	Santander UK Group Holdings plc
1,700,000	3.125%, 1/8/2021	1,707,807
2,500,000	4.750%, 9/15/2025[g]	2,592,117
	SITE Centers Corporation
996,000	4.625%, 7/15/2022	1,037,269
	Standard Chartered plc
3,250,000	3.742%, (LIBOR 3M + 1.150%), 1/20/2023[b,g]	3,242,395
	State Street Capital Trust IV
1,920,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,459,200
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,926,295
	Synchrony Financial
3,250,000	4.250%, 8/15/2024	3,384,642
3,850,000	3.950%, 12/1/2027	3,843,801

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (26.8%) - continued
	UBS Group Funding Jersey, Ltd.
$1,600,000	2.650%, 2/1/2022[g]	$1,607,554
2,490,000	4.125%, 9/24/2025[g]	2,655,923
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[g]	2,748,338
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,659,987
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,324,539
1,920,000	3.850%, 4/1/2027	1,993,908
3,200,000	4.000%, 3/1/2028	3,371,110
	Wells Fargo & Company
4,000,000	4.125%, 8/15/2023	4,222,664
2,560,000	3.000%, 4/22/2026	2,588,698
	Welltower, Inc.
950,000	4.950%, 1/15/2021	980,076
2,200,000	4.000%, 6/1/2025	2,316,681

	Total	429,211,199

Foreign Government (1.1%)
	Argentina Government International Bond
2,050,000	5.625%, 1/26/2022	1,728,171
3,175,000	7.500%, 4/22/2026	2,671,794
	Bahrain Government International Bond
3,250,000	5.875%, 1/26/2021	3,347,630
	Dominican Republic Government International Bond
950,000	6.000%, 7/19/2028[g]	1,024,822
	Qatar Government International Bond
1,900,000	4.500%, 4/23/2028[g]	2,124,667
2,500,000	5.103%, 4/23/2048[g]	2,978,125
2,650,000	4.817%, 3/14/2049[g]	3,037,006

	Total	16,912,215

Mortgage-Backed Securities (4.4%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,000,000	3.500%, 7/1/2034[e]	17,546,283
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,175,000	3.000%, 7/1/2049[e]	5,216,783
22,000,000	3.500%, 7/1/2049[e]	22,484,688
19,650,000	4.000%, 7/1/2049[e]	20,304,360
	Government National Mortgage Association Conventional 30-Yr. Pass Through
5,000,000	4.500%, 7/1/2049[e]	5,211,621

	Total	70,763,735

Technology (3.8%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,647,716
1,920,000	3.750%, 9/12/2047	2,009,245
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,333,676
	Broadcom Corporation
2,550,000	3.875%, 1/15/2027	2,499,952
	Diamond 1 Finance Corporation
640,000	5.875%, 6/15/2021[g]	650,621
1,920,000	5.450%, 6/15/2023[g]	2,069,383
5,425,000	6.020%, 6/15/2026[g]	5,982,616
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,722,541
	Fiserv, Inc.
1,300,000	2.750%, 7/1/2024	1,308,601
3,225,000	3.200%, 7/1/2026	3,289,474
	Hewlett Packard Enterprise Company
2,560,000	4.400%, 10/15/2022	2,699,411
	Intel Corporation
2,870,000	4.100%, 5/19/2046	3,157,715
	Lam Research Corporation
3,250,000	4.000%, 3/15/2029	3,459,447
	Marvell Technology Group, Ltd.
1,600,000	4.200%, 6/22/2023	1,665,565
1,900,000	4.875%, 6/22/2028	2,013,299
	NXP BV/NXP Funding, LLC
3,250,000	4.875%, 3/1/2024[g]	3,483,090
3,250,000	5.350%, 3/1/2026[g]	3,599,082
	Oracle Corporation
3,200,000	4.300%, 7/8/2034	3,642,750
	Seagate HDD Cayman
2,850,000	4.250%, 3/1/2022	2,897,475
	Texas Instruments, Inc.
3,200,000	4.150%, 5/15/2048	3,647,930
	VMware, Inc.
2,880,000	2.300%, 8/21/2020	2,871,788
	Western Digital Corporation
960,000	4.750%, 2/15/2026[j]	941,808

	Total	60,593,185

Transportation (1.3%)
	Aircastle, Ltd.
3,215,000	4.400%, 9/25/2023	3,337,659
	Boeing Company
5,200,000	3.600%, 5/1/2034	5,424,232
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,963,783
3,200,000	4.050%, 6/15/2048	3,526,250
	Delta Air Lines, Inc.
1,434,205	4.250%, 7/30/2023	1,518,457
	Penske Truck Leasing Company, LP
2,600,000	3.375%, 2/1/2022[g]	2,649,792
	United Airlines Pass Through Trust
1,274,293	3.750%, 9/3/2026	1,323,099
	XPO Logistics, Inc.
640,000	6.125%, 9/1/2023[g]	663,200

	Total	21,406,472

U.S. Government & Agencies (6.2%)
	U.S. Treasury Bonds
5,150,000	2.250%, 11/15/2027	5,269,295
9,500,000	2.750%, 2/15/2028	10,095,605
7,750,000	2.875%, 5/15/2028	8,316,719
9,000,000	2.875%, 8/15/2028	9,666,562
8,000,000	2.375%, 5/15/2029	8,262,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
U.S. Government & Agencies (6.2%) - continued
$3,000,000	3.125%, 5/15/2048	$3,361,758
17,400,000	3.000%, 2/15/2049	19,082,906
	U.S. Treasury Notes
7,130,000	2.125%, 12/31/2022	7,224,974
6,500,000	2.375%, 2/29/2024	6,680,020
20,000,000	2.250%, 4/30/2024	20,444,531

	Total	98,404,870

Utilities (7.9%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,550,152
	Ameren Illinois Company
1,950,000	4.500%, 3/15/2049	2,280,697
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,603,406
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,506,151
	Berkshire Hathaway Energy Company
2,575,000	4.450%, 1/15/2049	2,902,784
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	4,172,099
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,629,933
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,272,511
4,750,000	4.125%, 5/15/2049	5,114,568
	Consumers Energy Company
1,950,000	4.350%, 4/15/2049	2,256,068
	Dominion Energy, Inc.
1,700,000	2.715%, 8/15/2021	1,701,899
2,900,000	3.071%, 8/15/2024	2,920,136
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,793,047
3,840,000	3.150%, 8/15/2027	3,893,386
3,200,000	3.750%, 9/1/2046	3,128,826
	Edison International
5,000,000	5.750%, 6/15/2027	5,368,168
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,639,568
3,120,000	3.950%, 6/15/2025	3,329,614
1,660,000	3.400%, 4/15/2026	1,703,751
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,679,635
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,342,561
1,300,000	4.850%, 7/15/2047	1,476,084
	FirstEnergy Transmission, LLC
3,150,000	5.450%, 7/15/2044[g]	3,738,773
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,301,935
	National Rural Utilities Cooperative Finance Corporation
2,600,000	4.400%, 11/1/2048	2,967,552
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,863,508
	NextEra Energy Partners, LP
640,000	4.250%, 9/15/2024[g]	643,392
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	2,051,137
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,594,605
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026[f,k]	1,190,625
1,900,000	3.300%, 12/1/2027[f,k]	1,800,250
1,900,000	3.950%, 12/1/2047[f,j,k]	1,707,625
	Pennsylvania Electric Company
2,700,000	5.200%, 4/1/2020	2,747,176
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,294,739
3,190,000	3.950%, 3/15/2024	3,344,052
	San Diego Gas and Electric Company
3,200,000	4.150%, 5/15/2048	3,330,356
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,198,496
	South Carolina Electric & Gas Company
2,835,000	5.100%, 6/1/2065	3,556,096
	Southern California Edison Company
5,350,000	4.125%, 3/1/2048	5,387,501
3,300,000	4.875%, 3/1/2049	3,707,257
	Southern Company
7,630,000	3.250%, 7/1/2026	7,745,918
	TerraForm Power Operating, LLC
640,000	5.000%, 1/31/2028[g]	642,400

	Total	126,078,437

	Total Long-Term Fixed Income (cost $1,410,782,660)	1,477,855,378

Shares	Registered Investment Companies (0.8%)
Unaffiliated (0.8%)
65,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,084,050
60,000	Vanguard Short-Term Corporate Bond ETF	4,840,800

	Total	12,924,850

	Total Registered Investment Companies (cost $12,084,546)	12,924,850

	Preferred Stock (0.1%)
Financials (0.1%)
22,500	CoBank ACB, 6.250%[b,h]	2,345,625

	Total	2,345,625

	Total Preferred Stock (cost $2,250,000)	2,345,625

	Common Stock (<0.1%)
Financials (<0.1%)
2,247	Glitnir HoldCo ehf.[c,l]	0

	Total	0

	Total Common Stock (cost $–)	0

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Collateral Held for Securities Loaned (0.3%)	Value
4,150,458	Thrivent Cash Management Trust	$4,150,458

	Total Collateral Held for Securities Loaned (cost $4,150,458)	4,150,458

Shares or Principal Amount	Short-Term Investments (8.5%)
	Federal Home Loan Bank Discount Notes
500,000	2.370%, 8/6/2019[m,n]	498,895
	Thrivent Core Short-Term Reserve Fund
13,632,161	2.590%	136,321,605

	Total Short-Term Investments (cost $136,820,354)	136,820,500

	Total Investments (cost $1,589,956,203) 103.6%	$1,657,521,508

	Other Assets and Liabilities, Net (3.6%)	(57,991,618)

	Total Net Assets 100.0%	$1,599,529,890

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $239,187,701 or 15.0% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Defaulted security. Interest is not being accrued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of June 28, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$4,013,712

Total lending	$4,013,712
Gross amount payable upon return of collateral for securities loaned	$4,150,458

Net amounts due to counterparty	$136,746

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Argentina (<0.1%)
10,248	Grupo Financiero Galicia SA ADR	$363,804

	Total	363,804

Australia (4.1%)
231,696	AGL Energy, Ltd.	3,258,449
119,618	ALS, Ltd.	617,952
128,752	Altium, Ltd.	3,107,977
14,257	Ansell, Ltd.	269,200
2,021	Appen, Ltd.	39,923
193,457	Aristocrat Leisure, Ltd.	4,181,802
362,090	Australia and New Zealand Banking Group, Ltd.	7,187,249
227,944	Beach Energy, Ltd.	320,582
332,299	BHP Group, Ltd.	9,659,456
55,341	Breville Group, Ltd.	636,444
21,699	Brickworks, Ltd.	248,402
296,111	Charter Hall Group	2,254,860
75,161	Computershare, Ltd.	857,191
86,764	CSL, Ltd.	13,138,143
142,689	Downer EDI, Ltd.	694,100
311,543	Evolution Mining, Ltd.	954,818
106,664	FlexiGroup, Ltd.	122,247
421,658	G8 Education, Ltd.	899,008
299,362	Genworth Mortgage Insurance Australia, Ltd.	591,493
25,686	GWA Group, Ltd.	61,709
147,263	Inghams Group, Ltd.	415,736
65,983	IPH, Ltd.	346,150
112,566	IRESS, Ltd.	1,102,781
24,837	Jumbo Interactive, Ltd.	352,134
265,317	Jupiter Mines Limited	64,262
64,123	Magellan Financial Group, Ltd.	2,302,051
1,078,109	Mirvac Group	2,373,279
162,151	NIB Holdings, Ltd.	874,391
21,504	Nick Scali, Ltd.	94,621
49,735	OZ Minerals, Ltd.	352,053
203	Pendal Group, Ltd.	1,021
13,858	Pro Medicus, Ltd.	246,886
707,723	Regis Resources, Ltd.	2,627,964
120,174	Rio Tinto, Ltd.	8,799,771
39,951	Sandfire Resources NL	188,381
108,035	Saracen Mineral Holdings, Ltd.[a]	279,683
66,807	Silver Lake Resources, Ltd.[a]	59,154
39,030	Smartgroup Corporation, Ltd.	228,975
329,958	Super Retail Group, Ltd.	1,909,837
92,289	Tassal Group, Ltd.	317,786
306,939	Technology One, Ltd.	1,702,052
239,722	Telstra Corporation, Ltd.	648,234
831,604	Vita Group, Ltd.	761,895

	Total	75,150,102

Austria (0.1%)
11,452	EVN AG	173,194
12,694	Immofinanz AG	331,142
1,966	S IMMO AG	42,565
39,771	UNIQA Insurance Group AG	370,607
57,079	Wienerberger AG	1,408,428

	Total	2,325,936

Belgium (0.4%)
2,902	Akka Technologies	208,994
7,127	Barco NV	1,502,088
3,774	Cofinimmo SA	490,080
4,217	Gimv NV	266,185
9,730	KBC Ancora	435,495
2,060	Melexis NV	139,290
1,361	Mobistar SA	26,990
8,540	Recticel SA/NV	77,064
12,320	SA D’Ieteren NV	566,263
29,980	UCB SA	2,488,029
1,890	Warehouses De Pauw CVA	318,070

	Total	6,518,548

Bermuda (0.1%)
60,000	Cafe De Coral Holdings, Ltd.	178,508
10,813	Golden Ocean Group, Ltd.	62,757
885	Hiscox, Ltd.	19,014
320,000	KunLun Energy Company, Ltd.	279,402
942,000	Skyworth Digital Holdings, Ltd.	253,461
126,000	Yuexiu Transport Infrastructure, Ltd.	102,906

	Total	896,048

Brazil (0.8%)
215,656	Ambev SA	1,004,161
338,433	Banco Bradesco SA ADR	3,323,412
75,444	BRF SAa	576,447
3,771	Companhia Paranaense de Energia ADR	47,892
55,507	Embraer SA ADR	1,117,356
248,216	Itau Unibanco Holding SA ADR	2,338,195
8,800	JBS SA	48,263
741,900	Metalurgica Gerdau SA	1,389,148
286,148	Multiplan Empreendimentos Imobiliarios SA	2,067,893
260,478	Petroleo Brasileiro SA	1,851,182
59,300	Randon SA Implementos e Participacoes	139,604
7,900	Ser Educacional SAb	51,618
95,804	Vale SA ADR	1,287,606

	Total	15,242,777

Canada (3.6%)
117,881	Alaris Royalty Corporation	1,693,209
64,785	Bank of Montreal	4,893,690
185,090	CGI, Inc.[a]	14,229,973
734,665	CI Financial Corporation	11,971,861
49,931	First Capital Realty, Inc.	833,486
17,123	Genworth MI Canada, Inc.[c]	541,848
36,664	Granite REIT	1,687,963
197,199	Laurentian Bank of Canada[c]	6,773,328
181,183	Manulife Financial Corporation	3,292,853
6,395	MTY Food Group, Inc.	319,176
167,511	Northland Power, Inc.	3,261,831
81,300	Suncor Energy, Inc.	2,536,066
18,688	TMX Group, Ltd.	1,300,047
222,142	Toronto-Dominion Bank	12,980,265

	Total	66,315,596

Cayman Islands (1.7%)
182,500	3SBio, Inc.[b]	313,130
60,043	Alibaba Group Holding, Ltd. ADR[a]	10,174,286
1,884,000	Anton Oilfield Services Group	249,519
8,755	Autohome, Inc. ADR[a]	749,603
261,000	China Medical System Holdings, Ltd.	239,682
99,000	China Mengniu Dairy Company, Ltd.	383,836
617,334	China Resources Land, Ltd.	2,717,989
88,000	China Shineway Pharmaceutical Group, Ltd.	79,797
146,000	Consun Pharmaceutical Group, Ltd.	99,938

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Cayman Islands (1.7%) - continued
13,144	Ctrip.com International, Ltd. ADR[a]	$485,145
156,000	Dongyue Group, Ltd.	95,944
121,000	Fu Shou Yuan International Group, Ltd.	106,192
234,000	Goodbaby International Holdings, Ltd.[a]	53,098
26,349	Huazhu Group, Ltd. ADR	955,151
176,000	Jingrui Holdings, Ltd.	52,779
34,000	Kingboard Holdings, Ltd.	94,696
95,500	Longfor Group Holdings, Ltd.	360,074
2,198	NetEase, Inc. ADR	562,182
1,536,500	Shui On Land, Ltd.	356,494
12,254	TAL Education Group ADR[a]	466,878
247,924	Tencent Holdings, Ltd.	11,215,938
116,000	Tingyi (Cayman Islands) Holding Corporation	193,789
820,000	Value Partners Group, Ltd.	547,691
48,000	Wisdom Marine Lines Company, Ltd.	47,633

	Total	30,601,464

Chile (0.1%)
58,693	Banco Santander Chile SA ADR	1,756,094
969,784	Colbun SA	200,361
11,011	Enersis SA ADR	97,668

	Total	2,054,123

China (1.2%)
15,994	58.com, Inc. ADR[a]	994,347
48,500	Anhui Conch Cement Company, Ltd.	303,479
6,908	Baidu.com, Inc. ADR[a]	810,723
2,881,000	Bank of China, Ltd.	1,215,693
148,000	Beijing Capital Land, Ltd.	52,855
1,902,000	China Cinda Asset Management Company, Ltd.	438,322
758,000	China CITIC Bank Corporation, Ltd.	431,674
110,400	China International Capital Corporation, Ltd.[b]	222,841
48,099	China International Travel Service Corporation, Ltd.	621,612
130,200	China Pacific Insurance (Group) Company, Ltd.	509,243
1,092,000	China Telecom Corporation, Ltd.	549,875
647,000	CNOOC, Ltd.	1,103,629
198,000	Dongfeng Motor Group Company, Ltd.	162,354
150,371	Hangzhou Hikvision Digital Technology Company, Ltd.	606,041
2,277,000	Industrial and Commercial Bank of China, Ltd.	1,662,031
375,449	Inner Mongolia Eerduosi Resources Company, Ltd.	454,506
21,755	JD.com, Inc. ADR[a]	658,959
158,000	Jiangxi Copper Company, Ltd.	210,570
6,792	Kweichow Moutai Company, Ltd.	975,491
108,633	Midea Group Company, Ltd.	823,325
3,778	New Oriental Education & Technology Group ADR[a]	364,879
497,778	Ping An Insurance Company of China, Ltd.	5,985,719
20,250	Shanghai International Airport Company, Ltd.	247,401
124,600	Shanghai Pharmaceuticals Holding Company, Ltd.	244,964
98,500	SINOPEC Engineering (Group) Company, Ltd.	83,483
69,200	Sinopharm Group Company, Ltd.	243,660
141,000	Tong Ren Tang Technologies Company, Ltd.	168,064
1,053,100	Xiamen C&D, Inc.	1,363,345
352,000	Yanzhou Coal Mining Company, Ltd.	329,157

	Total	21,838,242

Colombia (<0.1%)
5,036	Bancolombia SA ADR	257,037

	Total	257,037

Denmark (3.4%)
27,448	Coloplast AS	3,102,690
80,173	DSV AS	7,894,635
34,689	Genmab ASa	6,378,529
123,217	GN Store Nord AS	5,760,087
4,977	Nnit ASb	96,024
482,868	Novo Nordisk AS	24,663,549
8,865	Per Aarsleff Holding AS	316,021
4,029	Rockwool International AS	1,030,758
24,423	Royal Unibrew AS	1,785,461
33,524	SimCorp AS	3,245,194
124,274	Topdanmark AS	7,013,615

	Total	61,286,563

Egypt (<0.1%)
497,585	Global Telecom Holding SAE[a]	142,601

	Total	142,601

Faroe Islands (<0.1%)
9,436	Bakkafrost PF	526,964

	Total	526,964

Finland (0.9%)
12,433	Cramo Oyj	295,193
37,826	Finnair Oyj	301,693
4,191	Konecranes Oyj	160,118
27,164	Raisio Oyj	89,730
340,969	UPM-Kymmene Oyj	9,072,177
27,174	Uponor Oyj	295,239
215,785	Valmet Oyj	5,383,261

	Total	15,597,411

France (4.7%)
215,645	AXA SA	5,663,209
12,759	Beneteau SA	140,418
23,398	Capgemini SA	2,909,147
25,955	Cie Generale des Etablissements Michelin	3,281,790
228,584	CNP Assurances	5,188,486
51,403	Coface SA	518,468
75,847	Derichebourg	291,470
1,137	Devoteam SAa	136,011
9,511	Eiffage SA	939,968
3,878	FNAC Darty SAa	287,952
9,953	Gaztransport Et Technigaz SA	998,402
4,518	Hermes International	3,257,022
5,885	Ipsos SA	155,174
8,370	Jacquet Metal Service	171,085
11,460	Kaufman & Broad SA	438,369
13,722	Kering SA	8,099,041
227,217	Klepierre SA	7,612,428
58,980	Lagardere SCA	1,536,600
187,638	Legrand SA	13,719,254

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
France (4.7%) - continued
27,508	LVMH Moet Hennessy Louis Vuitton SE	$11,694,355
4,696	Mersen	180,150
37,989	Metropole Television SA	718,585
21,738	Neopost SA	465,069
163,528	Schneider Electric SE	14,796,488
3,420	Sopra Group SA	398,502
22,319	Vinci SA	2,279,344

	Total	85,876,787

Germany (3.5%)
51,267	Aareal Bank AG	1,350,563
20,920	Adidas AG	6,472,023
10,656	ADVA Optical Networking SEa	77,980
63,316	Allianz SE	15,270,318
35,772	Alstria Office REIT AG	579,231
7,375	Amadeus Fire AG	1,004,089
82,835	Borussia Dortmund GmbH & Company KGaA	779,436
23,183	CANCOM SE	1,230,522
877	Cewe Stiftung & Company KGaA	86,760
12,162	CompuGroup Medical SE	982,219
3,150	CTS Eventim AG & Company KGAA	146,464
72,129	Deutsche Boerse AG	10,182,451
34,967	Deutsche EuroShop AG	966,361
583,620	Deutsche Pfandbriefbank AGb	7,027,489
99,769	Deutz AG	970,606
15,102	Dialog Semiconductor plc[a]	607,695
8,870	DIC Asset AG	102,418
5,833	ELMOS Semiconductor AG	145,968
107,623	Evotec SEa	3,013,196
33,353	Gerresheimer AG	2,458,300
3,470	Hamburger Hafen und Logistik AG	91,820
3,527	Isra Vision AG	157,157
14,336	Jenoptik AG	463,590
8,991	Jungheinrich AG	277,537
2,520	Krones AG	203,031
40,965	Nemetschek SE	2,467,850
5,742	Nordex SEa	79,272
32,503	ProSiebenSat.1 Media AG	509,178
19,492	Rheinmetall AG	2,388,961
19,570	RIB Software SE	401,951
9,464	Rocket Internet SEa,b	272,666
7,354	Siltronic AG	534,396
27,182	Software AG	934,161
1,113	STO SE & Company	124,661
12,602	TAG Immobilien AG	291,083
24,471	Takkt AG	356,173
15,530	TLG Immobilien AG	454,724
2,377	WashTec AG	161,633
800	XING AG	341,585

	Total	63,965,518

Greece (<0.1%)
13,877	LAMDA Development SAa	142,056
37,908	Mytilineos Holdings SA	437,626

	Total	579,682

Hong Kong (0.8%)
36,000	Champion REIT[a]	29,997
270,624	China Mobile, Ltd.	2,463,671
233,500	China Resources Pharmaceutical Group, Ltd.[b]	263,036
724,000	CITIC Telecom International Holdings, Ltd.	287,089
1,176,000	CITIC, Ltd.	1,692,613
210,000	CSPC Pharmaceutical Group, Ltd.	338,698
367,000	Far East Horizon, Ltd.	375,377
1,198,000	Haitong International Securities Group, Ltd.	391,554
588,778	Hang Lung Group, Ltd.	1,634,240
84,000	Hang Lung Properties, Ltd.	199,837
32,500	Hengan International Group Company, Ltd.	239,305
74,531	Hong Kong Exchanges & Clearing, Ltd.	2,633,932
683,500	Kerry Properties, Ltd.	2,871,054
260,000	Melco International Development, Ltd.	575,322
142,000	Shanghai Industrial Holdings, Ltd.	307,890
174,000	Shun Tak Holdings, Ltd.	69,637
20,500	SmarTone Telecommunications Holdings, Ltd.	19,537
289,000	Sun Hung Kai & Company, Ltd.	135,039
29,000	Sunlight Real Estate Investment Trust	22,232
128,000	Weichai Power Company, Ltd.	216,503
1,062,000	Yuexiu Property Company, Ltd.	240,698

	Total	15,007,261

Hungary (<0.1%)
12,514	Richter Gedeon Nyrt	230,584

	Total	230,584

India (1.1%)
5,940	Cipla, Ltd.	47,634
516,814	Coal India, Ltd.	1,899,955
2,928	Dr. Lal PathLabs, Ltd.[b]	45,363
40,400	Hero Motocorp, Ltd.	1,511,169
82,952	Hindustan Unilever, Ltd.	2,148,883
126,682	Housing Development Finance Corporation	4,022,552
661,668	ITC, Ltd.	2,623,782
21,080	Kotak Mahindra Bank, Ltd.	451,092
19,674	Oil and Natural Gas Corporation, Ltd.	47,814
72,621	Reliance Industries, Ltd.	1,317,861
40,980	Syngene International, Ltd.[b]	198,504
75,938	Tata Consultancy Services, Ltd.	2,450,478
60,168	Tech Mahindra, Ltd.	616,105
28,672	Ultra Tech Cement, Ltd.	1,891,550
10,369	Wipro, Ltd. ADR	44,898

	Total	19,317,640

Indonesia (0.3%)
3,942,456	Astra International Tbk PT	2,079,381
511,668	Indocement Tunggal Prakarsa Tbk PT	723,138
1,517,478	PT Bank Central Asia Tbk	3,220,204

	Total	6,022,723

Ireland (0.1%)
52,599	C & C Group plc	233,858
112,817	Glanbia plc	1,834,320

	Total	2,068,178

Israel (1.1%)
26,684	AudioCodes, Ltd.	413,068
978,872	Bank Leumi Le-Israel BM	7,075,331
97,903	First International Bank of Israel, Ltd.	2,473,327
2,465,662	Israel Discount Bank, Ltd.	10,053,489
842	Paz Oil Company, Ltd.	118,588
103,506	Plus500, Ltd.	684,938

	Total	20,818,741

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Italy (2.1%)
456,463	A2A SPA	$792,384
29,731	Amplifon SPA	696,624
30,947	ASTM SPA	1,000,787
65,382	Banca Generali SPA	1,882,647
1,018,534	Banca Monte dei Paschi di Siena SPA[a,c]	1,247,792
32,676	Banca Popolare Di Sondrio SCRL	72,490
5,107	Biesse SPA	65,570
42,793	Buzzi Unicem SPA	868,863
1,117	Datalogic SPA	22,152
28,019	De’Longhi SPA	567,073
24,227	DiaSorin SPA	2,814,519
135,550	Enav SPA[b]	769,375
200,641	Enel SPA	1,399,622
505,840	Eni SPA	8,410,768
171,032	Hera SPA	654,201
5,635	Interpump Group SPA	173,392
352,780	Iren SPA	917,020
21,672	Italgas SPA	145,656
3,508	Italmobiliare SPA	84,566
13,206	La Doria SPA	136,650
955,793	Piaggio & C. SPA	2,804,751
228,425	Recordati SPA	9,520,823
3,845	Reply SPA	262,386
120,041	Societa Iniziative Autostradali e Servizi SPA[c]	2,230,374
25,255	Technogym SPA[b]	281,377

	Total	37,821,862

Japan (20.6%)
23,700	Adeka Corporation	351,106
75,800	Aichi Corporation	490,391
30,200	Aida Engineering, Ltd.	233,961
14,800	Aisan Industry Company, Ltd.	93,925
300	Alpen Company, Ltd.	4,254
39,000	AOKI Holdings, Inc.	386,784
52,400	Aoyama Trading Company, Ltd.	1,028,720
19,900	Arcland Sakamoto Company, Ltd.	243,797
10,400	Arcs Company, Ltd.	207,722
9,300	ARUHI Corporation	182,850
10,400	Avex, Inc.	132,158
3,600	BayCurrent Consulting, Inc.	139,185
8,000	Benefit One Inc	138,431
65,400	Benesse Holdings, Inc.	1,526,264
76,200	Broadleaf Company, Ltd.	377,437
27,600	Bunka Shutter Company, Ltd.	209,545
46,500	Canon Electronics, Inc.	782,455
23,300	Canon Marketing Japan, Inc.	509,738
601,456	Canon, Inc.[c]	17,612,480
70,000	Capcom Company, Ltd.	1,409,126
3,200	Central Glass Company, Ltd.	71,281
88,000	Chiyoda Company, Ltd.	1,288,877
4,900	Chiyoda Integre Company, Ltd.	90,130
17,300	Chugoku Marine Paints, Ltd.	148,779
1,038,326	Citizen Watch Company, Ltd.	5,342,851
8,800	Cocokara Fine, Inc.	458,677
12,900	Computer Engineering & Consulting, Ltd.	284,787
12,000	Cosel Company, Ltd.	128,309
28,900	Cosmo Energy Holdings Company, Ltd.	654,971
1,000	Daibiru Corporation	9,319
79,872	Daido Steel Company, Ltd.	3,038,361
6,600	Daiichi Jitsugyo Company, Ltd.	189,001
22,800	Daiichikosho Company, Ltd.	1,063,559
32,000	Daito Trust Construction Company, Ltd.	4,080,992
252	Daiwa Office Investment Corporation	1,807,955
89,000	Dena Company, Ltd.	1,706,360
188,300	Denso Corporation	7,939,878
2,200	Digital Arts, Inc.	194,619
70,700	DMG Mori Company, Ltd.	1,138,941
1,900	DOWA Holdings Company, Ltd.	61,075
122,522	DTS Corporation	2,559,483
4,400	DUSKIN Company, Ltd.	115,929
2,400	EM SYSTEMS Company, Ltd.	36,786
24,700	EPS Holdings, Inc.	384,344
12,100	Erex Co Ltd	130,100
7,200	ES-CON JAPAN, Ltd.	44,771
73,800	Exedy Corporation	1,549,777
112,000	F@N Communications, Inc.	584,349
37,300	Fancl Corporation	922,630
17,300	Fuji Oil Holdings, Inc.	521,870
2,800	Fuji Seal International Inc	85,825
10,000	Fuji Soft, Inc.	439,639
2,500	Fujibo Holdings, Inc.	53,968
2,400	Fukui Computer Holdings, Inc.	55,659
6,800	Future Corporation	134,446
3,400	Fuyo General Lease Company, Ltd.	193,989
22,300	Geo Holdings Corporation	285,936
48,300	Glory, Ltd.	1,278,249
24,200	Goldcrest Company, Ltd.	426,931
133,300	Gree, Inc.	621,807
310,021	GS Yuasa Corporation	5,994,240
124,700	Hachijuni Bank, Ltd.	509,245
79,000	Heiwa Corporation	1,625,165
985	Heiwa Real Estate REIT, Inc.	1,156,398
534,333	Hino Motors, Ltd.	4,509,888
14,300	HIS Company, Ltd.	356,471
5,500	Hitachi Capital Corporation	122,548
13,900	Hogy Medical Company, Ltd.	411,249
83,900	Hokuetsu Corporation	453,545
28,300	Hokuhoku Financial Group, Inc.	294,879
162,000	Honda Motor Company, Ltd.	4,189,124
1,192	Ichigo Real Estate Investment Corporation	1,131,026
25,200	INES Corporation	268,733
126,000	Isuzu Motors, Ltd.	1,439,056
8,500	Itochu Enex Company, Ltd.	68,245
9,800	JAFCO Company, Ltd.	360,038
28,400	Japan Aviation Electronics Industry, Ltd.	418,524
3,700	Japan Best Rescue System Co.,Ltd.	49,163
890	Japan Excellent, Inc.	1,306,352
432	Japan Logistics Fund, Inc.	988,493
1,253	Japan Rental Housing Investments, Inc.	974,170
957,900	Japan Tobacco, Inc.	21,115,641
802,737	JFE Holdings, Inc.	11,820,154
291,257	JSR Corporation	4,613,609
187,400	JVC Kenwood Corporation	436,460
576,920	JXTG Holdings, Inc.	2,875,313
6,700	Kanamoto Company, Ltd.	173,727
351,711	Kandenko Company, Ltd.	2,944,716
12,000	Kanematsu Corporation	133,266

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Japan (20.6%) - continued
4,600	Kanematsu Electronics, Ltd.	$127,494
1,500	Kayto Sangyo Company, Ltd.	45,634
532,200	KDDI Corporation	13,542,727
75	Kenedix Residential Next Investment Corporation	132,847
81,700	Kewpie Corporation	1,805,983
11,800	Kintetsu World Express, Inc.	154,365
44,700	KITZ Corporation	313,668
6,900	Kohnan Shoji Company, Ltd.	143,712
58,000	Kokuyo Company, Ltd.	813,612
85,200	Komatsu, Ltd.	2,068,469
83,500	Konoike Transport Company, Ltd.	1,317,006
11,900	Koshidaka Holdings Company, Ltd.	167,737
157,700	K’s Holdings Corporation	1,489,072
5,600	Kurabo Industries, Ltd.	100,124
5,300	Kureha Corporation	362,549
44,500	Kurita Water Industries, Ltd.	1,108,711
16,800	Kyokuto Kaihatsu Kogyo Company, Ltd.	209,564
182,700	KYORIN Holdings, Inc.	3,239,534
264	LaSalle Logiport REIT	312,723
70,500	Lintec Corporation	1,471,842
17,000	Macnica Fuji Electronics Holdings, Inc.	225,950
86,300	Maeda Corporation	693,081
30,000	Makino Milling Machine Company, Ltd.	1,216,691
40,200	Mandom Corporation	974,787
320,100	Marubeni Corporation	2,124,747
54,968	Maruichi Steel Tube, Ltd.	1,529,722
25,700	Matsumotokiyoshi Holdings Company, Ltd.	754,883
173	MCUBS MidCity Investment Corporation	162,789
12,700	MegaChips Corporation	160,734
15,400	Megmilk Snow Brand Company, Ltd.	338,171
33,000	Meiko Network Japan Company, Ltd.	292,519
41,500	Ministop Company, Ltd.	597,220
898	MIRAI Corporation	434,891
6,400	Miroku Jyoho Service Company, Ltd.	201,777
115	Mitsubishi Estate Logistics REIT Investment Corporation	298,707
274,200	Mitsubishi Gas Chemical Company, Inc.	3,667,533
4,000	Mitsubishi Logistics Corporation	110,164
5,800	Mitsubishi Research Institute, Inc.	181,245
12,600	Mitsubishi Shokuhin Company, Ltd.	331,033
41,000	Mitsubishi Tanabe Pharma Corporation	456,275
24,100	Mitsui Engineering & Shipbuilding Company, Ltd.[a]	222,941
56,000	Mitsui Mining and Smelting Company, Ltd.	1,346,106
7,700	Mitsui Sugar Company, Ltd.	159,328
2,300	Miura Company, Ltd.	71,290
5,097,400	Mizuho Financial Group, Inc.	7,412,265
4,400	Modec, Inc.	124,630
20,600	Morinaga and Company, Ltd.	1,004,689
16,600	Nankai Electric Railway Company, Ltd.	404,258
85,900	NEC Networks & System Integration Corporation	2,192,658
27,600	Net One Systems Company, Ltd.	763,254
17,500	Nextage Company, Ltd.	177,015
495,400	NHK Spring Company, Ltd.	3,829,717
4,000	Nichiha Corporation	111,786
54,900	Nichi-Iko Pharmaceutical Company, Ltd.	601,445
111,200	Nichirei Corporation	2,640,011
9,700	Nihon Chouzai Company, Ltd.	300,336
5,300	Nihon M&A Center, Inc.	127,666
21,700	Nikkon Holdings Company, Ltd.	498,943
7	Nippon Accommodations Fund, Inc.	39,227
32,200	Nippon Flour Mills Company, Ltd.	515,655
748,600	Nippon Light Metal Holdings Company, Ltd.	1,622,859
22,800	Nippon Shokubai Company, Ltd.	1,511,386
785,496	Nippon Steel Corporation	13,518,421
49,400	Nipro Corporation	548,929
92,022	Nishimatsu Construction Company, Ltd.	1,778,054
300	Nishimoto Corporation, Ltd.	10,123
6,900	Nishi-Nippon Financial Holdings, Inc.	49,758
2,701,105	Nissan Motor Company, Ltd.	19,346,581
27,500	Nisshin Oillio Group, Ltd.	771,147
11,500	Nissin Kogyo Company, Ltd.	158,503
5,900	Nitto Kogyo Corporation	113,066
1,200	Noevir Holdings Company, Ltd.	65,859
8,100	Nojima Corporation	132,483
3,500	Noritake Company, Ltd.	147,132
62,000	North Pacific Bank, Ltd.	147,671
14,000	NS Solutions Corporation	445,468
22,400	NSD Company, Ltd.	648,530
545,900	NSK, Ltd.	4,879,432
28,300	NTT DOCOMO, Inc.	660,294
7,300	OBIC Business Consultants Company, Ltd.	331,793
11,350	Okinawa Electric Power Company, Inc.	174,675
31,100	Okuma Corporation	1,603,779
76	One REIT, Inc.	202,847
693,900	Onward Holdings Company, Ltd.	3,832,843
4,600	Open Door, Inc.[a]	119,407
294,800	ORIX Corporation	4,405,755
121,800	Otsuka Corporation	4,911,835
21,300	OUTSOURCING Inc.	259,863
10,900	Paramount Bed Holdings Company, Ltd.	415,805
3,100	Pasona Group, Inc.	43,405
8,600	Plenus Company, Ltd.	140,272
769	Premier Investment Corporation	1,012,101
23,600	Pressance Corporation	324,693
13,000	Prima Meat Packers, Ltd.	248,382
270,297	Relia, Inc.	3,175,776
5,000	Relo Group, Inc.	126,273
13,700	Resorttrust, Inc.	210,159
27,000	Rinnai Corporation	1,719,931
11,400	Riso Kyoiku Corporation, Ltd.	47,774
18,900	ROHTO Pharmaceutical Company, Ltd.	514,580
117,900	Round One Corporation	1,499,091
57,300	Ryoyo Electro Corporation	940,904
6,900	Saint Marc Holdings Company, Ltd.	147,124
64,900	Samty Corporation, Ltd.	988,934
35,600	Sanyo Special Steel Company, Ltd.	493,561
18,800	Sato Holdings Corporation	478,261
31,900	Sawai Pharmaceutical Company, Ltd.	1,726,617
30,300	SCSK Corporation	1,493,606
1,500	SEC Carbon, Ltd.	137,644
38,200	Seiko Holdings Corporation	779,967
121,500	Seino Holdings Company, Ltd.	1,622,718
480	Sekisui House REIT, Inc.	359,146
26,600	SHIMAMURA Company, Ltd.	1,991,437

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Japan (20.6%) - continued
149,541	Shinko Electric Industries Company, Ltd.	$1,265,131
15,100	Ship Healthcare Holdings, Inc.	653,239
78,000	SKY Perfect JSAT Holdings, Inc.	304,481
137,100	Sugi Holdings Company, Ltd.	6,493,164
499,100	Sumitomo Corporation	7,580,369
947,700	Sumitomo Electric Industries, Ltd.	12,474,211
539,900	Sumitomo Rubber Industries, Ltd.	6,253,262
100	Sumitomo Seika Chemicals Company, Ltd.	3,057
27,500	Sumitomo Warehouse Company, Ltd.	351,686
443,302	Sundrug Company, Ltd.	12,022,640
9,600	Systena Corporation	157,633
15,500	T. Hasegawa Company, Ltd.	277,129
23,500	Taiho Kogyo Company, Ltd.	180,550
30,900	Takara Holdings, Inc.	323,690
146,600	Takara Leben Company, Ltd.	521,936
183,200	Takeda Pharmaceutical Company, Ltd.	6,516,943
17,000	Takuma Company, Ltd.	211,619
20,900	TANSEISHA Co., Ltd.	243,029
55,000	TIS, Inc.	2,810,706
11,400	Toa Corporation	172,421
2,000	Toei Company, Ltd.	278,654
28,700	Toho Holdings Company, Ltd.	643,982
5,900	TOKAI Corporation	125,163
600	Token Corporation	33,943
94,100	Tokyo Dome Corporation	890,471
158,900	Tokyo Seimitsu Company, Ltd.	4,090,109
104,500	Tokyo Tatemono Company, Ltd.	1,163,366
12,100	Tokyotokeiba Company, Ltd.	372,040
22,100	Tokyu Construction Company, Ltd.	149,604
35,497	Toray Industries, Inc.	269,688
56,700	Tosei Corporation	512,461
35,000	Towa Pharmaceutical Company, Ltd.	890,897
12,700	Toyo Tanso Company, Ltd.	254,739
103,300	Toyoda Gosei Company, Ltd.	2,018,828
5,500	Transcosmos, Inc.	123,134
151,759	Trend Micro, Inc.	6,781,188
70,000	Tsubakimoto Chain Company	2,290,596
369,600	TV Asahi Holdings Corporation	5,972,847
58,500	Ube Industries, Ltd.	1,217,085
46,300	United Arrows, Ltd.	1,447,536
11,600	Universal Entertainment Corporation	347,369
3,300	Uzabase, Inc.[a]	75,568
13,300	Wacoal Holdings Corporation	345,588
48,100	Wakita & Company, Ltd.	466,449
3,900	Ya-Man, Ltd.	32,154
13,800	Yellow Hat, Ltd.	184,675
7,400	Yodogawa Steel Works, Ltd.	144,105
21,300	Yokohama Reito Company, Ltd.	197,575
200	Yomiuri Land Company, Ltd.	9,220
3,000	Zenkoku Hosho Company, Ltd.	115,369
20,300	Zenrin Company, Ltd.	359,322

	Total	376,805,764

Jersey (0.1%)
609,931	boohoo group plc[a]	1,639,055
79,932	Man Group plc	158,041
29,543	Sanne Group PLC	263,753

	Total	2,060,849

Luxembourg (0.1%)
100,680	B&M European Value Retail SA	426,440
5,464	Solutions 30 SEa	54,698
65,983	Tenaris SA ADR	1,736,013

	Total	2,217,151

Malaysia (0.1%)
11,800	AEON Credit Service (M) Berhad	47,971
231,600	Bermaz Auto Berhad	149,076
2,355,900	Bumi Armada Berhad[a]	123,258
390,068	Public Bank Berhad	2,172,042

	Total	2,492,347

Mexico (0.3%)
29,773	Fomento Economico Mexicano SAB de CV ADR	2,880,538
77,505	Grupo Aeroportuario del Sureste, SAB de CV	1,257,766
344,033	Grupo Financiero Banorte SAB de CV ADR	1,998,192

	Total	6,136,496

Netherlands (4.0%)
24,966	Aalberts NV	979,971
20,299	ASM International NV	1,317,457
39,252	ASML Holding NV	8,167,945
77,928	ASR Nederland NV	3,166,323
122,855	BAM Group	544,324
72,550	BE Semiconductor Industries NV	1,861,652
92,634	Euronext NVb	7,008,611
12,208	Ferrari NV	1,979,401
31,515	Intertrust NVb	651,135
39,272	Koninklijke DSM NV	4,845,554
249,076	Koninklijke Philips NV	10,828,816
16,197	Koninklijke VolkerWessels NV	325,255
7,219	NSI NV	305,775
441,886	Pharming Group NVa,c	368,712
392,593	Signify NVb	11,606,857
541,432	Steinhoff International Holdings NVa	49,972
12,149	TKH Group NV	751,806
20,339	TomTom NV	233,675
276,558	Unilever NV	16,803,164
4,815	Vastned Retail NV	155,478
5,737	Wereldhave NV	150,349

	Total	72,102,232

New Zealand (0.3%)
134,981	Air New Zealand, Ltd.	240,633
460,879	Contact Energy, Ltd.	2,479,643
416,884	Z Energy, Ltd.	1,771,052

	Total	4,491,328

Norway (1.6%)
7,996	Atea ASA	108,732
69,293	Austevoll Seafood ASA	728,319
615,873	DnB ASA	11,475,960
386,882	Elkem ASA[b]	1,092,151
97,497	Entra ASA[b]	1,498,496
219,045	Europris ASA	679,651
39,005	Grieg Seafood ASA	541,578
190,511	Leroy Seafood Group ASA	1,262,119
8,020	Norway Royal Salmon ASA	170,427
50,104	SalMar ASA	2,181,165
9,770	SpareBank 1 Nord-Norge	77,824
27,541	SpareBank 1 SMN	315,430
5,526	Storebrand ASA	40,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Norway (1.6%) - continued
267,763	Telenor ASA	$5,688,946
70,746	TGS Nopec Geophysical Company ASA	1,990,806
23,136	Tomra Systems ASA	761,512
11,329	Veidekke ASA	110,067

	Total	28,723,854

Panama (<0.1%)
13,711	Avianca Holdings SA ADR	53,199

	Total	53,199

Philippines (0.3%)
2,640,790	Ayala Land, Inc.	2,619,902
1,193,300	Bank of the Philippine Islands	1,828,919
6,360	Manila Electric Company	48,065

	Total	4,496,886

Poland (0.1%)
110,129	Enea SAa	275,481
21,664	KGHM Polska Miedz SAa	601,479

	Total	876,960

Portugal (<0.1%)
6,184,256	Banco Espirito Santo SAa,d,e	703
73,703	NOS SGPS SA	484,543
91,231	Redes Energeticas Nacionais SGPS SA	250,064

	Total	735,310

Russia (0.5%)
320,809	Gazprom OAO ADR	2,348,322
44,737	Lukoil ADR	3,782,062
74,220	M.Video PJSC[a]	501,050
23,423	Novolipetsk Steel OJSC GDR	593,049
521,736	Sberbank of Russia PJSC	1,964,249

	Total	9,188,732

Singapore (0.2%)
144,300	China Aviation Oil (Singapore) Corporation, Ltd.	140,925
4,256	China Yuchai International, Ltd.	63,797
200,100	DBS Group Holdings, Ltd.	3,843,933
149,800	Japfa, Ltd.	58,735
310,100	Yanlord Land Group, Ltd.	295,948

	Total	4,403,338

South Africa (0.6%)
40,818	Absa Group, Ltd.	510,434
15,677	Adcock Ingram Holdings, Ltd.	66,577
7,728	AECI, Ltd.	50,198
31,903	AngloGold Ashanti, Ltd. ADR	568,192
57,693	Barloworld, Ltd.	523,139
73,355	DataTec, Ltd.[a]	181,031
48,666	Emira Property Fund, Ltd.[a]	47,681
178,369	FirstRand, Ltd.	868,742
12,963	Foschini Group, Ltd.	166,096
82,478	Harmony Gold Mining Company, Ltd. ADR[a]	187,225
16,564	Impala Platinum Holdings, Ltd.[a]	82,085
209,274	Investec, Ltd.	1,361,309
109,911	Massmart Holdings, Ltd.	485,372
121,381	MMI Holdings, Ltd.	163,479
135,564	MTN Group, Ltd.	1,025,107
17,355	Naspers, Ltd.	4,200,782
134,785	Truworths International, Ltd.	668,992

	Total	11,156,441

South Korea (1.1%)
2,637	AK holdings, Inc.	101,631
3,131	Amorepacific Corporation	234,194
1,300	Binggrae Company, Ltd.	76,898
62,816	BS Financial Group, Inc.	407,692
2,968	Celltrion, Inc.[a]	528,988
8,962	Cheil Worldwide, Inc.	228,193
6,579	CJ CGV Corporation, Ltd.	214,431
25,687	DGB Financial Group, Inc.	181,421
24,749	Dongkuk Steel Mill Corporation , Ltd.[a]	144,106
85,711	Doosan Heavy Construction Corporation, Ltd.[a]	461,270
37,373	Doosan Infracore Corporation , Ltd.[a]	201,727
442	Green Cross Corporation	46,593
1,318	GS Home Shopping, Inc.	196,447
997	Hana Tour Service, Inc.	43,445
3,134	Handsome Corporation	100,427
19,831	Hanwha Corporation	459,340
24,108	Hanwha Investment & Securities Corporation, Ltd.[a]	52,832
74,228	Hanwha Life Insurance Corporation, Ltd.	210,779
7,925	Huchems Fine Chemical Corporation	150,995
5,260	Hyundai Motor Company	638,381
8,333	Hyundai Steel Company	302,133
3,824	Hyundai Wia Corporation	161,294
20,433	Industrial Bank of Korea	248,771
2,272	Innocean Worldwide, Inc.	140,297
65,180	JB Financial Group Corporation, Ltd.	333,881
2,180	JYP Entertainment Corporation	45,230
3,729	KEPCO Plant Service & Engineering Company, Ltd.	101,000
8,121	Kia Motors Corporation	309,807
794	Korea Zinc Company, Ltd.	327,485
6,170	LG Chem, Ltd.	1,896,254
3,100	LG Electronics, Inc.	213,299
261	LG Household & Health Care, Ltd.	297,270
12,988	LG International Corporation	200,563
6,926	LS Corporation	285,448
2,625	Modetour Network, Inc.	44,884
3,953	NAVER Corporation	390,678
9,443	Poongsan Corporation	212,168
1,720	POSCO	365,130
12,302	Samsung Card Corporation, Ltd.	406,995
157,698	Samsung Electronics Company, Ltd.	6,421,516
5,745	Samsung Securities Corporation, Ltd.	194,868
4,480	SeAH Besteel Corporation	71,487
24,198	Seegene, Inc.[a]	554,605
18,029	Shinhan Financial Group Company, Ltd.	701,221
11,872	SK Hynix, Inc.	714,094
23,065	Sungwoo Hitech Corporation, Ltd.	82,599
83	Taekwang Industrial Corporation, Ltd.	94,886
27,955	Woori Financial Group, Inc.	340,204
87	YoungPoong Corporation	54,250

	Total	20,192,107

Spain (2.8%)
123,586	ACS Actividades de Construccion y Servicios, SA	4,944,554
80,587	Amadeus IT Holding SA	6,386,158

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Spain (2.8%) - continued
62,013	Applus Services SA	$843,251
753,744	Banco Bilbao Vizcaya Argentaria SA	4,204,144
579,775	Bankinter SA	3,996,413
225,637	CIA De Distribucion Integral	5,109,333
8,819	Construcciones y Auxiliar de Ferrocarriles SA	404,539
282,818	Enagas SA	7,547,443
28,492	Global Dominion Access SAa,b	146,266
167,646	Grifols SA	4,961,233
33,555	Lar Espana Real Estate SOCIMI SA	260,131
8,997	Let’s Gowex, SAa,d,e	1
1,122,990	Mediaset Espana Comunicacion SA	8,174,284
222,780	Merlin Properties Socimi SA	3,088,065
31,005	Neinor Homes SAa,b	377,556
133,402	Telefonica SA	1,097,005
4,577	Viscofan SA	239,919

	Total	51,780,295

Sweden (1.6%)
31,852	AAK AB	604,041
97,671	Arjo AB	442,286
63,473	Atlas Copco AB	1,824,876
50,088	Bilia AB	453,090
37,824	Biotage AB	444,088
25,236	Boliden AB	646,646
17,006	Bure Equity AB	290,375
596,374	Cloetta AB	1,941,969
24,436	Dios Fastigheter AB	180,951
11,664	Dustin Group ABb	107,306
16,958	Elekta AB	246,514
13,143	Fortnox AB	198,430
85,451	Granges AB	978,722
174,894	Hemfosa Fastigheter AB	1,653,992
20,845	Inwido AB	144,449
151,724	Klovern AB	238,890
80,992	Kungsleden AB	668,720
9,621	Lifco AB	534,010
67,201	Lindab International AB	773,226
35,058	Micronic Mydata AB	426,585
7,489	Modern Times Group ABa	83,971
44,158	NetEnt AB	141,469
100,086	Nobia AB	583,510
395,956	Nobina ABb	2,457,272
29,175	Nolato AB	1,783,214
69,897	Resurs Holding ABb	416,365
162,815	Sandvik AB	2,991,898
225,066	SKF AB	4,143,317
8,166	SkiStar AB	100,405
453,613	SSAB ABc	1,583,856
793	Stillfront Group ABa	20,510
9,728	SWECO AB	267,270
847	Trelleborg AB	12,041
73,786	Wihlborgs Fastigheter AB	1,070,516

	Total	28,454,780

Switzerland (6.4%)
50,850	Adecco SA	3,055,952
308	BKW FMB Energie	20,581
955	Bucher Industries AG	329,021
3,473	DKSH Holding AG	203,503
1,018	dorma+kaba Holding AG	738,323
762	Emmi AG	712,950
369,696	Ferrexpo plc	1,306,653
15,741	Flughafen Zuerich AG	2,964,601
5	Forbo Holding AG	8,829
58,820	Galenica AGb	2,955,661
13,392	Helvetia Holding AG	1,681,093
7,058	Huber & Suhner AG	594,953
105	Interroll Holding AG	264,060
2,858	Kardex AG	499,337
7,325	Landis+Gyr Group AG	584,310
79,477	Logitech International SA	3,176,756
230,776	Nestle SA	23,890,449
227,051	Novartis AG	20,727,889
163,378	OC Oerlikon Corporation AG, Pfaeffikon	1,996,453
16,085	Pargesa Holding SA	1,240,563
3,628	PSP Swiss Property AG	424,005
113,607	Roche Holding AG	31,944,910
12,078	Roche Holding AG-BR	3,387,246
2,482	Siegfried Holding AG	864,828
38,069	Sonova Holding AG	8,664,451
3,706	Straumann Holding AG	3,274,915
4,688	Tecan Group AG	1,217,505
2,530	Valora Holding AG	643,618

	Total	117,373,415

Taiwan (1.1%)
123,000	A-DATA Technology Company, Ltd.	177,533
112,000	Ardentec Corporation	104,584
160,000	Capital Securities Corporation	48,857
111,000	Cheng Uei Precision Industry Company, Ltd.	113,263
296,000	Chicony Electronics Company, Ltd.	729,642
2,084,000	China Development Financial Holding Corporation	636,124
408,000	China Man-Made Fiber Corporation	121,838
61,000	China Steel Corporation	49,025
375,000	Coretronic Corporation	525,486
43,000	Delta Electronics, Inc.	218,545
58,000	Everlight Electronics Company, Ltd.	54,237
440,000	Far Eastern Department Stores, Ltd.	318,878
14,000	Fusheng Precision Company, Ltd.	89,253
254,000	Grand Pacific Petrochemical Corporation	168,066
316,000	Hon Hai Precision Industry Company, Ltd.	788,393
225,000	King Yuan Electronics Company, Ltd.	194,720
151,000	Kinpo Electronics, Inc.	52,365
90,000	Kinsus Interconnect Technology Corporation	115,421
245,000	Long Chen Paper Company, Ltd.	114,957
16,000	MediaTek, Inc.	162,060
284,000	Mercuries Life Insurance Company, Ltd.[a]	97,517
58,000	Namchow Holdings Company, Ltd.	103,848
128,000	Oriental Union Chemical Corporation	106,262
44,000	PharmaEngine, Inc.	127,202
160,000	Powertech Technology, Inc.	392,104
295,000	Qisda Corporation	191,402
188,000	SerComm Corporation	408,456
277,000	Shinkong Synthetic Fibers Corporation	124,217
58,000	Sigurd Microelectronics Corporation	55,546
110,000	Sunonwealth Electric Machine Industry Company, Ltd.[a]	116,753
284,000	Supreme Electronics Company, Ltd.	289,226
1,184,515	Taiwan Semiconductor Manufacturing Company, Ltd.	9,059,626
148,000	Taiwan Styrene Monomer Corporation	117,071
105,000	Topco Scientific Company, Ltd.	282,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (83.7%)	Value
Taiwan (1.1%) - continued
76,000	Transcend Information, Inc.	$175,321
84,000	Tung Ho Steel Enterprise Corporation	63,040
251,000	Uni-President Enterprises Corporation	668,584
4,502,000	United Microelectronics Corporation	2,028,425
196,000	WT Microelectronics Company, Ltd.	252,338
669,000	Yulon Motor Company, Ltd.	492,043

	Total	19,934,766

Thailand (0.3%)
100,000	Advanced Info Service Public Company, Ltd. NVDR	711,562
1,469,400	Bangkok Dusit Medical Services Public Company, Ltd. NVDR	1,246,172
567,200	CP ALL Public Company, Ltd. NVDR	1,592,013
24,600	Intouch Holdings Public Company, Ltd. NVDR	50,355
98,000	Kasikornbank pcl NVDR	601,081
217,700	Major Cineplex Group Public Company, Ltd. NVDR	207,592
20,800	PTT Exploration and Production Public Company, Ltd. NVDR	91,836
609,000	Supalai Public Company, Ltd. NVDR	466,741
828,300	Thai Union Group Public Company, Ltd. NVDR	494,452

	Total	5,461,804

Turkey (0.1%)
10,771	BIM Birlesik Magazalar AS	148,158
333,673	Dogan Sirketler Grubu Holding AS	65,632
225,216	Haci Omer Sabanci Holding AS	333,789
44,088	Koza Anadolu Metal Madencilik Isletmeleri ASa	53,843
21,282	Pegasus Hava Tasimaciligi Anonim Sirketi[a]	167,363
74,768	Turk Hava Yollari Anonim Ortakligi[a]	166,156

	Total	934,941

United Kingdom (11.4%)
232,178	3i Group plc	3,284,851
303,588	Abcam plc	5,682,902
80,210	Ascential plc[b]	362,855
57,283	Ashmore Group plc	370,588
259,854	Assura plc	210,542
256,424	Auto Trader Group plc[b]	1,785,941
15,581	Aveva Group plc	799,557
172,100	Aviva plc	911,541
106,286	Barratt Developments plc	773,445
61,358	Beazley plc	430,086
72,790	Bellway plc	2,574,513
17,801	Berkeley Group Holdings plc	843,654
543,486	BHP Group plc	13,899,357
78,363	Bodycote plc	823,567
58,024	Bovis Homes Group plc	762,832
81,283	Brewin Dolphin Holdings plc	316,139
9,191	Britvic plc	103,698
13,430	Burford Capital, Ltd.	265,150
221,118	Compass Group plc	5,300,609
35,564	Computacenter plc	600,519
39,377	Daily Mail and General Trust plc	390,555
41,768	Diploma plc	812,204
1,252,389	Direct Line Insurance Group plc	5,279,188
152,779	EI Group plc[a]	381,448
55,279	Electrocomponents plc	444,099
23,613	EMIS Group plc	364,647
30,078	Equiniti Group plc[b]	84,067
15,030	Euromoney Institutional Investor plc	248,518
64,753	Fevertree Drinks plc	1,906,052
25,116	Forterra plc[b]	94,413
10,569	Games Workshop Group plc	665,980
24,468	GB Group plc	171,835
894,956	GlaxoSmithKline plc	17,939,316
249,265	Great Portland Estates plc	2,166,407
44,775	Greggs plc	1,305,040
140,562	Halma plc	3,610,013
526,170	Hansteen Holdings plc	646,212
641,701	Hays plc	1,282,057
112,059	HomeServe plc	1,688,627
478,305	HSBC Holdings plc	3,992,074
211,961	Ibstock plc[b]	654,231
347,967	IG Group Holdings plc	2,579,680
300,348	Inchcape plc	2,353,733
56,021	Intermediate Capital Group plc	982,646
191,416	JD Sports Fashion plc	1,426,027
233,355	Jupiter Fund Management plc	1,252,454
1,975	Kainos Group plc	16,353
14,554,743	Lloyds TSB Group plc	10,453,545
45,401	Marshalls plc	393,510
187,441	Mondi plc	4,266,201
1,340,041	Moneysupermarket.com Group plc	7,019,903
1,150,958	National Express Group plc	5,868,768
62,541	NCC Group plc	129,938
7,045	OneSavings Bank plc	32,441
342,589	PageGroup plc	2,229,938
173,948	Paragon Banking Group plc	969,335
15,339	Playtech plc	83,186
11,775	QinetiQ Group plc	41,841
236,320	Redrow plc	1,636,530
183,392	RELX plc	4,448,089
256,883	Rightmove plc	1,747,593
82,413	Rio Tinto plc	5,100,813
184,133	Rotork plc	740,254
548,638	Royal Dutch Shell plc, Class A	17,906,285
601,943	Royal Dutch Shell plc, Class B	19,723,753
1,276	RPS Group plc	1,740
42,319	RWS Holdings plc	346,884
51,373	Safestore Holdings plc	400,256
739,277	Sage Group plc	7,539,611
100,788	Senior plc	276,216
207,349	Smith & Nephew plc	4,502,520
70,798	Sophos Group plc[b]	355,407
95,533	SSP Group plc	832,626
863,068	Taylor Wimpey plc	1,731,884
268,502	Tritax Big Box REIT plc	526,538
238,644	Unilever plc	14,813,945
38,249	Vesuvius plc	266,188
2,100	Victrex plc	57,707
4,284	WH Smith plc	107,309

	Total	207,390,976

	Total Common Stock (cost $1,447,779,688)	1,528,290,163

Principal Amount	Long-Term Fixed Income (0.2%)
Venezuela (0.2%)
	Petroleos de Venezuela SA
$11,370,000	6.000%, 10/28/2022[f]	1,591,800
7,010,000	6.000%, 5/16/2024[f]	1,051,500
1,326,000	6.000%, 11/15/2026[f]	198,900
1,410,000	5.375%, 4/12/2027[f]	211,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

INTERNATIONAL ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (0.2%)	Value
Venezuela (0.2%) - continued
$ 210,000	5.500%, 4/12/2037[f]	$32,550

	Total	3,086,250

	Total Long-Term Fixed Income (cost $7,583,707)	3,086,250

Shares	Preferred Stock (<0.1%)
South Korea (0.1%)
78,653	Samsung Electronics Company, Ltd.	2,608,476

	Total	2,608,476

	Total Preferred Stock (cost $1,252,778)	2,608,476

	Collateral Held for Securities Loaned (1.2%)
20,967,225	Thrivent Cash Management Trust	20,967,225

	Total Collateral Held for Securities Loaned (cost $20,967,225)	20,967,225

Shares or Principal Amount	Short-Term Investments (15.0%)
	Federal Home Loan Bank Discount Notes
6,900,000	2.388%, 7/10/2019[g,h]	6,896,205
1,700,000	2.410%, 7/16/2019[g,h]	1,698,441
11,400,000	2.395%, 7/23/2019[g,h]	11,384,673
1,400,000	2.360%, 7/25/2019[g,h]	1,397,947
200,000	2.210%, 9/5/2019[g,h]	199,208
	Thrivent Core Short-Term Reserve Fund
25,236,897	2.590%	252,368,969

	Total Short-Term Investments (cost $273,940,577)	273,945,443

	Total Investments (cost $1,751,523,975) 100.2%	$1,828,897,557

	Other Assets and Liabilities, Net (0.2%)	(3,486,822)

	Total Net Assets 100.0%	$1,825,410,735

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $41,196,013 or 2.3% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Defaulted security. Interest is not being accrued.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$19,965,047

Total lending	$19,965,047
Gross amount payable upon return of collateral for securities loaned	$20,967,225

Net amounts due to counterparty	$1,002,178

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR	-	Non-Voting Depository Receipts
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Communications Services (9.5%)
34,681	Activision Blizzard, Inc.	$1,636,943
13,557	Alphabet, Inc., Class Aa	14,679,520
13,876	Alphabet, Inc., Class Ca	14,998,707
330,418	AT&T, Inc.	11,072,307
15,935	CBS Corporation	795,156
42,915	CenturyLink, Inc.	504,680
7,788	Charter Communications, Inc.[a]	3,077,662
205,067	Comcast Corporation	8,670,233
7,074	Discovery, Inc., Class Aa	217,172
16,239	Discovery, Inc., Class Ca	462,000
10,337	DISH Network Corporation[a]	397,044
13,498	Electronic Arts, Inc.[a]	1,366,807
108,776	Facebook, Inc.[a]	20,993,768
15,895	Fox Corporation, Class A	582,393
7,315	Fox Corporation, Class B	267,217
17,342	Interpublic Group of Companies, Inc.	391,756
5,576	News Corporation	77,841
17,360	News Corporation, Class A	234,186
10,078	Omnicom Group, Inc.	825,892
5,098	Take-Two Interactive Software, Inc.[a]	578,776
32,820	Twitter, Inc.[a]	1,145,418
187,245	Verizon Communications, Inc.	10,697,307
15,933	Viacom, Inc.	475,919
79,037	Walt Disney Company	11,036,727

	Total	105,185,431

Consumer Discretionary (10.8%)
3,237	Advance Auto Parts, Inc.	498,951
18,724	Amazon.com, Inc.[a]	35,456,328
11,715	Aptiv plc	946,923
1,111	AutoZone, Inc.[a]	1,221,511
10,548	Best Buy Company, Inc.	735,512
1,960	Booking Holdings, Inc.[a]	3,674,432
9,358	BorgWarner, Inc.	392,849
6,876	Capri Holdings, Ltd.[a]	238,460
7,524	CarMax, Inc.[a]	653,309
18,040	Carnival Corporation	839,762
1,097	Chipotle Mexican Grill, Inc.[a]	803,969
15,310	D.R. Horton, Inc.	660,320
5,564	Darden Restaurants, Inc.	677,306
11,696	Dollar General Corporation	1,580,831
10,721	Dollar Tree, Inc.[a]	1,151,328
37,091	eBay, Inc.	1,465,094
5,283	Expedia Group, Inc.	702,797
5,165	Foot Locker, Inc.	216,517
177,419	Ford Motor Company	1,814,996
9,623	Gap, Inc.	172,925
5,463	Garmin, Ltd.	435,947
59,723	General Motors Company	2,301,127
6,575	Genuine Parts Company	681,038
9,260	H&R Block, Inc.	271,318
16,283	Hanesbrands, Inc.	280,393
7,276	Harley-Davidson, Inc.	260,699
5,216	Hasbro, Inc.	551,227
13,194	Hilton Worldwide Holdings, Inc.	1,289,582
49,816	Home Depot, Inc.	10,360,234
7,440	Kohl’s Corporation	353,772
10,606	L Brands, Inc.	276,817
5,905	Leggett & Platt, Inc.	226,575
12,936	Lennar Corporation	626,879
14,182	LKQ Corporation[a]	377,383
35,447	Lowe’s Companies, Inc.	3,576,957
13,854	Macy’s, Inc.	297,307
12,513	Marriott International, Inc.	1,755,449
34,570	McDonald’s Corporation	7,178,806
22,980	MGM Resorts International	656,539
2,772	Mohawk Industries, Inc.[a]	408,787
19,795	Netflix, Inc.[a]	7,271,099
17,525	Newell Brands, Inc.	270,235
56,898	NIKE, Inc.	4,776,587
4,828	Nordstrom, Inc.	153,820
9,806	Norwegian Cruise Line Holdings, Ltd.[a]	525,896
3,531	O’Reilly Automotive, Inc.[a]	1,304,069
11,487	PulteGroup, Inc.	363,219
3,412	PVH Corporation	322,912
2,433	Ralph Lauren Corporation	276,364
16,696	Ross Stores, Inc.	1,654,908
7,728	Royal Caribbean Cruises, Ltd.	936,711
54,837	Starbucks Corporation	4,596,986
13,064	Tapestry, Inc.	414,521
23,196	Target Corporation	2,009,006
4,888	Tiffany & Company	457,712
54,904	TJX Companies, Inc.	2,903,324
5,464	Tractor Supply Company	594,483
4,684	TripAdvisor, Inc.[a]	216,822
2,539	Ulta Beauty, Inc.[a]	880,754
8,460	Under Armour, Inc., Class Aa	214,461
8,674	Under Armour, Inc., Class Ca	192,563
14,745	VF Corporation	1,287,976
2,866	Whirlpool Corporation	408,004
4,364	Wynn Resorts, Ltd.	541,092
13,805	Yum! Brands, Inc.	1,527,799

	Total	120,172,279

Consumer Staples (7.2%)
84,706	Altria Group, Inc.	4,010,829
25,234	Archer-Daniels-Midland Company	1,029,547
7,492	Brown-Forman Corporation	415,281
8,680	Campbell Soup Company	347,808
11,079	Church & Dwight Company, Inc.	809,432
5,774	Clorox Company	884,057
173,834	Coca-Cola Company	8,851,627
38,821	Colgate-Palmolive Company	2,782,301
21,878	Conagra Brands, Inc.	580,204
7,570	Constellation Brands, Inc.	1,490,836
19,912	Costco Wholesale Corporation	5,261,945
13,539	Coty, Inc.	181,423
9,928	Estee Lauder Companies, Inc.	1,817,916
27,110	General Mills, Inc.	1,423,817
6,264	Hershey Company	839,564
12,283	Hormel Foods Corporation[b]	497,953
5,125	J.M. Smucker Company	590,349
11,310	Kellogg Company	605,877
15,518	Kimberly-Clark Corporation	2,068,239
28,019	Kraft Heinz Company	869,710
36,523	Kroger Company	792,914
6,600	Lamb Weston Holdings, Inc.	418,176
5,524	McCormick & Company, Inc.	856,275
8,455	Molson Coors Brewing Company	473,480
65,064	Mondelez International, Inc.	3,506,950
17,619	Monster Beverage Corporation[a]	1,124,621
63,468	PepsiCo, Inc.	8,322,559
70,439	Philip Morris International, Inc.	5,531,575
113,565	Procter & Gamble Company	12,452,402
21,282	Sysco Corporation	1,505,063
13,302	Tyson Foods, Inc.	1,074,003
35,186	Walgreens Boots Alliance, Inc.	1,923,619
63,332	Wal-Mart Stores, Inc.	6,997,553

	Total	80,337,905

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Energy (5.0%)
22,734	Anadarko Petroleum Corporation	$1,604,111
16,913	Apache Corporation	489,970
23,130	Baker Hughes, Inc.	569,692
19,074	Cabot Oil & Gas Corporation	437,939
86,245	Chevron Corporation	10,732,328
4,571	Cimarex Energy Company	271,197
9,037	Concho Resources, Inc.	932,438
51,108	ConocoPhillips	3,117,588
18,708	Devon Energy Corporation	533,552
6,962	Diamondback Energy, Inc.	758,649
26,274	EOG Resources, Inc.	2,447,686
191,563	Exxon Mobil Corporation	14,679,473
39,311	Halliburton Company	893,932
4,929	Helmerich & Payne, Inc.	249,506
11,468	Hess Corporation	729,021
7,078	HollyFrontier Corporation	327,570
87,707	Kinder Morgan, Inc.	1,831,322
37,297	Marathon Oil Corporation	529,990
30,000	Marathon Petroleum Corporation	1,676,400
17,275	National Oilwell Varco, Inc.	384,023
21,787	Noble Energy, Inc.	488,029
33,769	Occidental Petroleum Corporation	1,697,905
18,544	ONEOK, Inc.	1,276,013
18,901	Phillips 66	1,767,999
7,586	Pioneer Natural Resources Company	1,167,182
62,442	Schlumberger, Ltd.	2,481,445
19,169	TechnipFMC plc	497,244
18,836	Valero Energy Corporation	1,612,550
54,558	Williams Companies, Inc.	1,529,806

	Total	55,714,560

Financials (13.1%)
2,374	Affiliated Managers Group, Inc.	218,740
33,841	Aflac, Inc.	1,854,825
15,081	Allstate Corporation	1,533,587
31,003	American Express Company	3,827,010
39,241	American International Group, Inc.	2,090,760
6,105	Ameriprise Financial, Inc.	886,202
10,890	Aon plc	2,101,552
8,292	Arthur J. Gallagher & Company	726,296
2,780	Assurant, Inc.	295,736
400,351	Bank of America Corporation	11,610,179
39,884	Bank of New York Mellon Corporation	1,760,879
34,677	BB&T Corporation	1,703,681
87,734	Berkshire Hathaway, Inc.[a]	18,702,257
5,387	BlackRock, Inc.	2,528,119
21,261	Capital One Financial Corporation	1,929,223
5,055	Cboe Global Markets, Inc.	523,850
53,794	Charles Schwab Corporation	2,161,981
20,730	Chubb, Ltd.	3,053,322
6,827	Cincinnati Financial Corporation	707,755
104,697	Citigroup, Inc.	7,331,931
20,742	Citizens Financial Group, Inc.	733,437
16,207	CME Group, Inc.	3,145,941
6,980	Comerica, Inc.	507,027
14,795	Discover Financial Services	1,147,944
11,097	E*TRADE Financial Corporation	494,926
1,833	Everest Re Group, Ltd.	453,081
32,922	Fifth Third Bancorp	918,524
7,424	First Republic Bank	724,954
13,314	Franklin Resources, Inc.	463,327
15,430	Goldman Sachs Group, Inc.	3,156,978
16,195	Hartford Financial Services Group, Inc.	902,385
47,162	Huntington Bancshares, Inc.	651,779
25,613	Intercontinental Exchange, Inc.	2,201,181
17,955	Invesco, Ltd.	367,359
146,871	J.P. Morgan Chase & Company	16,420,178
11,849	Jefferies Financial Group, Inc.	227,856
45,449	KeyCorp	806,720
9,204	Lincoln National Corporation	593,198
12,342	Loews Corporation	674,737
6,241	M&T Bank Corporation	1,061,407
1,706	MarketAxess Holdings, Inc.	548,343
23,151	Marsh & McLennan Companies, Inc.	2,309,312
43,128	MetLife, Inc.	2,142,168
7,486	Moody’s Corporation	1,462,091
57,884	Morgan Stanley	2,535,898
3,799	MSCI, Inc.	907,163
5,217	Nasdaq, Inc.	501,719
9,840	Northern Trust Corporation	885,600
17,715	People’s United Financial, Inc.	297,258
20,437	PNC Financial Services Group, Inc.	2,805,591
11,661	Principal Financial Group, Inc.	675,405
26,306	Progressive Corporation	2,102,639
18,427	Prudential Financial, Inc.	1,861,127
5,719	Raymond James Financial, Inc.	483,541
45,851	Regions Financial Corporation	685,014
11,141	S&P Global, Inc.	2,537,808
17,060	State Street Corporation	956,384
19,970	SunTrust Banks, Inc.	1,255,115
2,371	SVB Financial Group[a]	532,503
28,712	Synchrony Financial	995,445
10,644	T. Rowe Price Group, Inc.	1,167,753
4,616	Torchmark Corporation	412,947
11,867	Travelers Companies, Inc.	1,774,354
67,786	U.S. Bancorp	3,551,986
9,670	Unum Group	324,429
183,134	Wells Fargo & Company	8,665,901
5,816	Willis Towers Watson plc	1,113,997
8,387	Zions Bancorporations NA	385,634

	Total	145,077,949

Health Care (14.2%)
79,874	Abbott Laboratories	6,717,403
66,932	AbbVie, Inc.	4,867,295
2,031	ABIOMED, Inc.[a]	529,055
14,310	Agilent Technologies, Inc.	1,068,528
10,068	Alexion Pharmaceuticals, Inc.[a]	1,318,707
3,279	Align Technology, Inc.[a]	897,462
13,951	Allergan plc	2,335,816
7,111	AmerisourceBergen Corporation	606,284
27,615	Amgen, Inc.	5,088,892
11,645	Anthem, Inc.	3,286,335
21,475	Baxter International, Inc.	1,758,802
12,212	Becton, Dickinson and Company	3,077,546
8,779	Biogen, Inc.[a]	2,053,145
62,962	Boston Scientific Corporation[a]	2,706,107
74,058	Bristol-Myers Squibb Company	3,358,530
13,581	Cardinal Health, Inc.	639,665
31,931	Celgene Corporation[a]	2,951,702
18,615	Centene Corporation[a]	976,171
14,613	Cerner Corporation	1,071,133
17,123	Cigna Holding Company	2,697,729
2,223	Cooper Companies, Inc.	748,906
58,817	CVS Health Corporation	3,204,938
28,524	Danaher Corporation	4,076,650
5,698	DaVita, Inc.[a]	320,569
10,541	Dentsply Sirona, Inc.	615,173
9,440	Edwards Lifesciences Corporation[a]	1,743,946
39,120	Eli Lilly and Company	4,334,105
57,466	Gilead Sciences, Inc.	3,882,403

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Health Care (14.2%) - continued
12,032	HCA Healthcare, Inc.	$1,626,365
6,821	Henry Schein, Inc.[a]	476,788
12,065	Hologic, Inc.[a]	579,361
6,108	Humana, Inc.	1,620,452
3,875	IDEXX Laboratories, Inc.[a]	1,066,904
6,655	Illumina, Inc.[a]	2,450,038
8,004	Incyte Corporation[a]	680,020
5,227	Intuitive Surgical, Inc.[a]	2,741,823
7,143	IQVIA Holding, Inc.[a]	1,149,309
120,208	Johnson & Johnson	16,742,570
4,472	Laboratory Corporation of America Holdings[a]	773,209
8,642	McKesson Corporation	1,161,398
60,700	Medtronic plc	5,911,573
116,567	Merck & Company, Inc.	9,774,143
1,117	Mettler-Toledo International, Inc.[a]	938,280
23,231	Mylan NVa	442,318
7,844	Nektar Therapeutics[a]	279,090
4,992	PerkinElmer, Inc.	480,929
5,632	Perrigo Company plc	268,196
251,359	Pfizer, Inc.	10,888,872
6,049	Quest Diagnostics, Inc.	615,849
3,531	Regeneron Pharmaceuticals, Inc.[a]	1,105,203
6,456	ResMed, Inc.	787,826
14,021	Stryker Corporation	2,882,437
2,073	Teleflex, Inc.	686,474
18,137	Thermo Fisher Scientific, Inc.	5,326,474
43,027	UnitedHealth Group, Inc.	10,499,018
3,809	Universal Health Services, Inc.	496,656
4,090	Varian Medical Systems, Inc.[a]	556,772
11,596	Vertex Pharmaceuticals, Inc.[a]	2,126,474
3,145	Waters Corporation[a]	676,930
2,252	Wellcare Health Plans, Inc.[a]	641,978
9,210	Zimmer Biomet Holdings, Inc.	1,084,385
21,671	Zoetis, Inc.	2,459,442

	Total	156,930,553

Industrials (9.9%)
26,098	3M Company	4,523,827
6,389	A.O. Smith Corporation	301,305
5,547	Alaska Air Group, Inc.	354,509
4,256	Allegion plc	470,501
18,215	American Airlines Group, Inc.	593,991
10,233	AMETEK, Inc.	929,566
18,167	Arconic, Inc.	469,072
23,673	Boeing Company	8,617,209
6,166	C.H. Robinson Worldwide, Inc.	520,102
25,930	Caterpillar, Inc.	3,534,000
3,815	Cintas Corporation	905,261
9,048	Copart, Inc.[a]	676,247
33,861	Corteva, Inc.[a]	1,001,270
34,909	CSX Corporation	2,700,909
6,532	Cummins, Inc.	1,119,193
14,349	Deere & Company	2,377,773
26,972	Delta Air Lines, Inc.	1,530,661
6,530	Dover Corporation	654,306
19,116	Eaton Corporation plc	1,591,980
27,691	Emerson Electric Company	1,847,544
5,438	Equifax, Inc.	735,435
7,734	Expeditors International of Washington, Inc.	586,701
25,785	Fastenal Company	840,333
10,820	FedEx Corporation	1,776,536
5,901	Flowserve Corporation	310,924
13,267	Fortive Corporation	1,081,526
6,379	Fortune Brands Home and Security, Inc.	364,432
12,294	General Dynamics Corporation	2,235,295
394,836	General Electric Company	4,145,778
10,019	Harris Corporation	1,894,893
32,949	Honeywell International, Inc.	5,752,566
1,871	Huntington Ingalls Industries, Inc.	420,489
16,375	IHS Markit, Ltd.[a]	1,043,415
13,600	Illinois Tool Works, Inc.	2,051,016
10,910	Ingersoll-Rand plc	1,381,970
5,280	Jacobs Engineering Group, Inc.	445,579
3,919	JB Hunt Transport Services, Inc.	358,236
36,029	Johnson Controls International plc	1,488,358
4,548	Kansas City Southern	554,037
24,574	Linde Public Limited Company	4,934,459
11,129	Lockheed Martin Corporation	4,045,837
13,268	Masco Corporation	520,636
16,014	Nielsen Holdings plc	361,916
12,050	Norfolk Southern Corporation	2,401,926
7,688	Northrop Grumman Corporation	2,484,070
15,621	PACCAR, Inc.	1,119,401
5,828	Parker Hannifin Corporation	990,818
7,103	Pentair, Ltd.	264,232
6,541	Quanta Services, Inc.	249,801
12,611	Raytheon Company	2,192,801
9,747	Republic Services, Inc.	844,480
5,401	Robert Half International, Inc.	307,911
5,386	Rockwell Automation, Inc.	882,388
6,640	Rollins, Inc.	238,177
4,701	Roper Industries, Inc.	1,721,788
2,506	Snap-On, Inc.	415,094
22,129	Southwest Airlines Company	1,123,711
6,819	Stanley Black & Decker, Inc.	986,096
10,573	Textron, Inc.	560,792
2,193	TransDigm Group, Inc.[a]	1,060,973
32,047	Union Pacific Corporation	5,419,468
10,094	United Continental Holdings, Inc.[a]	883,730
31,581	United Parcel Service, Inc.	3,261,370
3,560	United Rentals, Inc.[a]	472,163
36,724	United Technologies Corporation	4,781,465
7,367	Verisk Analytics, Inc.	1,078,971
2,032	W.W. Grainger, Inc.	545,043
7,325	Wabtec Corporation[b]	525,642
17,689	Waste Management, Inc.	2,040,780
8,089	Xylem, Inc.	676,564

	Total	109,579,248

Information Technology (21.4%)
28,878	Accenture plc	5,335,788
22,092	Adobe, Inc.[a]	6,509,408
40,155	Advanced Micro Devices, Inc.[a]	1,219,507
7,459	Akamai Technologies, Inc.[a]	597,764
2,108	Alliance Data Systems Corporation	295,394
13,430	Amphenol Corporation	1,288,474
16,741	Analog Devices, Inc.	1,889,557
3,774	ANSYS, Inc.[a]	772,991
197,899	Apple, Inc.	39,168,170
42,382	Applied Materials, Inc.	1,903,376
2,354	Arista Networks, Inc.[a]	611,145
9,943	Autodesk, Inc.[a]	1,619,715
19,705	Automatic Data Processing, Inc.	3,257,828
17,922	Broadcom, Ltd.	5,159,027
5,212	Broadridge Financial Solutions, Inc.	665,468
12,632	Cadence Design Systems, Inc.[a]	894,472
193,811	Cisco Systems, Inc.	10,607,276
5,638	Citrix Systems, Inc.	553,313

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Information Technology (21.4%) - continued
25,910	Cognizant Technology Solutions Corporation	$1,642,435
35,446	Corning, Inc.	1,177,871
12,086	DXC Technology Company	666,543
2,678	F5 Networks, Inc.[a]	389,997
14,662	Fidelity National Information Services, Inc.	1,798,734
17,768	Fiserv, Inc.[a]	1,619,731
3,868	FleetCor Technologies, Inc.[a]	1,086,328
6,103	FLIR Systems, Inc.	330,172
6,534	Fortinet, Inc.[a]	502,007
4,042	Gartner, Inc.[a]	650,519
7,101	Global Payments, Inc.	1,137,083
60,630	Hewlett Packard Enterprise Company	906,418
68,198	HP, Inc.	1,417,836
202,604	Intel Corporation	9,698,653
40,091	International Business Machines Corporation	5,528,549
11,737	Intuit, Inc.	3,067,230
1,642	IPG Photonics Corporation[a]	253,279
3,477	Jack Henry & Associates, Inc.	465,640
15,675	Juniper Networks, Inc.	417,425
8,459	Keysight Technologies, Inc.[a]	759,703
7,317	KLA-Tencor Corporation	864,869
6,788	Lam Research Corporation	1,275,058
40,668	MasterCard, Inc.	10,757,906
12,317	Maxim Integrated Products, Inc.	736,803
10,676	Microchip Technology, Inc.	925,609
50,105	Micron Technology, Inc.[a]	1,933,552
346,935	Microsoft Corporation	46,475,413
7,461	Motorola Solutions, Inc.	1,243,973
11,132	NetApp, Inc.	686,844
27,573	NVIDIA Corporation	4,528,314
109,862	Oracle Corporation	6,258,838
14,398	Paychex, Inc.	1,184,811
53,195	PayPal Holdings, Inc.[a]	6,088,700
5,532	Qorvo, Inc.[a]	368,487
55,041	QUALCOMM, Inc.	4,186,969
8,048	Red Hat, Inc.[a]	1,511,092
35,158	Salesforce.com, Inc.[a]	5,334,523
11,551	Seagate Technology plc	544,283
7,959	Skyworks Solutions, Inc.	614,992
27,989	Symantec Corporation	609,041
6,743	Synopsys, Inc.[a]	867,757
15,305	TE Connectivity, Ltd.	1,465,913
42,477	Texas Instruments, Inc.	4,874,661
7,333	Total System Services, Inc.	940,604
4,746	VeriSign, Inc.[a]	992,673
78,733	Visa, Inc.	13,664,112
13,104	Western Digital Corporation	623,095
19,638	Western Union Company	390,600
9,004	Xerox Corporation	318,832
11,406	Xilinx, Inc.	1,344,996

	Total	237,478,146

Materials (2.3%)
9,967	Air Products and Chemicals, Inc.	2,256,230
4,842	Albemarle Corporation	340,925
73,125	Amcor plc[a]	840,206
3,847	Avery Dennison Corporation	445,021
15,063	Ball Corporation	1,054,259
5,771	Celanese Corporation	622,114
10,202	CF Industries Holdings, Inc.	476,535
33,861	Dow, Inc.	1,669,686
33,861	DuPont de Nemours, Inc.	2,541,945
6,297	Eastman Chemical Company	490,096
11,484	Ecolab, Inc.	2,267,401
6,067	FMC Corporation	503,258
65,284	Freeport-McMoRan, Inc.	757,947
4,564	International Flavors & Fragrances, Inc.[b]	662,191
18,101	International Paper Company	784,135
13,712	LyondellBasell Industries NV	1,181,015
2,813	Martin Marietta Materials, Inc.	647,299
15,977	Mosaic Company	399,904
36,818	Newmont Mining Corporation	1,416,389
13,906	Nucor Corporation	766,221
4,257	Packaging Corporation of America	405,777
10,628	PPG Industries, Inc.	1,240,394
7,045	Sealed Air Corporation	301,385
3,676	Sherwin-Williams Company	1,684,674
5,939	Vulcan Materials Company	815,484
11,505	WestRock Company	419,587

	Total	24,990,078

Real Estate (3.0%)
5,079	Alexandria Real Estate Equities, Inc.	716,596
20,013	American Tower Corporation	4,091,658
6,738	Apartment Investment & Management Company	337,708
6,311	AvalonBay Communities, Inc.	1,282,269
6,961	Boston Properties, Inc.	897,969
14,071	CBRE Group, Inc.[a]	721,842
18,823	Crown Castle International Corporation	2,453,578
9,363	Digital Realty Trust, Inc.	1,102,868
16,185	Duke Realty Corporation	511,608
3,806	Equinix, Inc.	1,919,328
16,667	Equity Residential	1,265,359
2,960	Essex Property Trust, Inc.	864,113
5,735	Extra Space Storage, Inc.	608,483
3,350	Federal Realty Investment Trust	431,346
21,525	HCP, Inc.	688,369
33,361	Host Hotels & Resorts, Inc.	607,837
12,902	Iron Mountain, Inc.	403,833
18,985	Kimco Realty Corporation	350,843
4,770	Macerich Company	159,747
5,131	Mid-America Apartment Communities, Inc.	604,227
28,559	Prologis, Inc.	2,287,576
6,761	Public Storage, Inc.	1,610,267
14,253	Realty Income Corporation	983,029
7,547	Regency Centers Corporation	503,687
5,127	SBA Communications Corporation[a]	1,152,755
13,989	Simon Property Group, Inc.	2,234,883
3,865	SL Green Realty Corporation	310,630
12,758	UDR, Inc.	572,707
16,725	Ventas, Inc.	1,143,154
7,812	Vornado Realty Trust	500,749
18,334	Welltower, Inc.	1,494,771
33,633	Weyerhaeuser Company	885,893

	Total	33,699,682

Utilities (3.3%)
29,839	AES Corporation	500,102
10,636	Alliant Energy Corporation	522,015
11,022	Ameren Corporation	827,862
22,224	American Electric Power Company, Inc.	1,955,934
8,143	American Water Works Company, Inc.	944,588
5,266	Atmos Energy Corporation	555,879

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Utilities (3.3%) - continued
22,580	CenterPoint Energy, Inc.	$646,465
12,768	CMS Energy Corporation	739,395
14,810	Consolidated Edison, Inc.	1,298,541
36,327	Dominion Energy, Inc.	2,808,804
8,295	DTE Energy Company	1,060,765
32,962	Duke Energy Corporation	2,908,567
14,679	Edison International, Inc.	989,511
8,541	Entergy Corporation	879,125
11,052	Evergy, Inc.	664,778
14,538	Eversource Energy	1,101,399
43,960	Exelon Corporation	2,107,442
22,691	FirstEnergy Corporation	971,402
21,684	NextEra Energy, Inc.	4,442,184
16,782	NiSource, Inc.	483,322
12,095	NRG Energy, Inc.	424,776
5,053	Pinnacle West Capital Corporation	475,437
32,480	PPL Corporation	1,007,205
22,772	Public Service Enterprise Group, Inc.	1,339,449
12,346	Sempra Energy	1,696,834
47,124	Southern Company	2,605,015
14,212	WEC Energy Group, Inc.	1,184,854
23,167	Xcel Energy, Inc.	1,378,205

	Total	36,519,855

	Total Common Stock (cost $635,437,241)	1,105,685,686

	Collateral Held for Securities Loaned (0.2%)
1,470,375	Thrivent Cash Management Trust	1,470,375

	Total Collateral Held for Securities Loaned (cost $1,470,375)	1,470,375

Shares or Principal Amount	Short-Term Investments (0.3%)
	Federal Home Loan Bank Discount Notes
400,000	2.400%, 7/10/2019[c,d]	399,780
100,000	2.311%, 8/28/2019[c,d]	99,644
	Thrivent Core Short-Term Reserve Fund
298,389	2.590%	2,983,893

	Total Short-Term Investments (cost $3,483,214)	3,483,317

	Total Investments (cost $640,390,830) 100.2%	$1,110,639,378

	Other Assets and Liabilities, Net (0.2%)	(1,828,974)

	Total Net Assets 100.0%	$1,108,810,404

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$1,463,092

Total lending	$1,463,092
Gross amount payable upon return of collateral for securities loaned	$1,470,375

Net amounts due to counterparty	$7,283

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (0.4%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$73,687	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	$73,872
	MRC Global (US), Inc., Term Loan
69,123	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	68,863

	Total	142,735

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
136,704	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	136,465
	GFL Environmental, Inc., Term Loan
119,098	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	117,056

	Total	253,521

Communications Services (0.1%)
	Frontier Communications Corporation, Term Loan
137,200	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	134,342
	Intelsat Jackson Holdings SA, Term Loan
95,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	93,931
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	179,100
	TNS, Inc., Term Loan
107,576	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	105,963
	WideOpenWest Finance, LLC, Term Loan
101,198	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	98,718

	Total	612,054

Consumer Cyclical (0.1%)
	Cengage Learning, Inc., Term Loan
446,187	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	426,970
	Golden Entertainment, Inc., Term Loan
183,350	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	182,433

	Total	609,403

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
221,625	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	208,367
78,800	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	73,914
	Bausch Health Companies, Inc., Term Loan
145,152	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	145,062
	Endo International plc, Term Loan
162,513	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	152,221
	JBS USA LUX SA, Term Loan
69,825	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	69,651
	McGraw-Hill Global Education Holdings, LLC, Term Loan
208,352	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	198,327
	MPH Acquisition Holdings, LLC, Term Loan
119,874	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b]	114,436
	Plantronics, Inc., Term Loan
73,525	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	73,005
	Revlon Consumer Products Corporation, Term Loan
83,078	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	69,197

	Total	1,104,180

Energy (<0.1%)
	Radiate Holdco, LLC, Term Loan
300,391	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	293,085

	Total	293,085

Financials (0.1%)
	GGP Nimbus, LLC, Term Loan
114,138	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	111,297
	Harland Clarke Holdings Corporation, Term Loan
149,609	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	128,914
	Sable International Finance, Ltd., Term Loan
262,400	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	262,728

	Total	502,939

Technology (<0.1%)
	First Data Corporation, Term Loan
300,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	299,628
	Rackspace Hosting, Inc., Term Loan
166,698	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	153,612

	Total	453,240

	Total Bank Loans (cost $4,071,961)	3,971,157

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (21.6%)
	Ares XXXVII CLO, Ltd.
$3,400,000	3.767%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Rb,d	$3,393,832
	ARI Fleet Lease Trust
1,223,640	1.910%, 4/15/2026, Ser. 2017-A, Class A2[d]	1,220,337
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[d]	2,276,870
	Assurant CLO III, Ltd.
4,500,000	3.822%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,d	4,480,907
	Bank of the West Auto Trust
2,500,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[d]	2,492,710
	BCC Funding XIV, LLC
1,819,418	3.070%, 6/20/2023, Ser. 2018-1A, Class A2[d]	1,828,716
	Benefit Street Partners CLO IV, Ltd.
4,800,000	3.842%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,d	4,801,080
	Betony CLO, Ltd.
3,425,000	3.663%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,d]	3,392,493
	BlueMountain CLO, Ltd.
3,000,000	3.822%, (LIBOR 3M + 1.230%), 1/20/2029, Ser. 2013-1A, Class A1R2[b,d]	3,003,216
	Brazos Higher Education Authority, Inc.
3,925,234	3.321%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	3,925,298
	Business Jet Securities, LLC
728,658	4.335%, 2/15/2033, Ser. 2018-1, Class Ad	736,356
	Canadian Pacer Auto Receivables Trust
1,406,610	2.050%, 3/19/2021, Ser. 2017-1A, Class A3[d]	1,404,557
	CBAM, Ltd.
5,000,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,d	5,004,770
	CCG Receivables Trust
1,901,812	2.500%, 6/16/2025, Ser. 2018-1, Class A2[d]	1,905,486
	Cedar Funding VI CLO, Ltd.
6,000,000	3.682%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARb,d	5,996,142
	Chesapeake Funding II, LLC
688,792	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	687,626
	Commonbond Student Loan Trust
239,721	3.200%, 6/25/2032, Ser. 2015-A, Class Ad	240,672
1,327,284	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[d]	1,326,378
3,158,549	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,d]	3,116,332
	CoreVest American Finance Trust
2,252,721	3.804%, 6/15/2051, Ser. 2018-1, Class Ad	2,330,671
	Credit Acceptance Auto Loan Trust
2,200,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Ad	2,231,802
	Deephaven Residential Mortgage Trust
3,061,443	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,d]	3,105,616
	DRB Prime Student Loan Trust
1,004,102	4.304%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,d]	1,020,721
	Earnest Student Loan Program, LLC
1,676,782	2.650%, 1/25/2041, Ser. 2017-A, Class A2[d]	1,674,050
	Edlinc Student Loan Funding Trust
502,007	5.580%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,d	502,906
	Fifth Third Auto Trust
1,058,899	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,056,339
	Finance of America Structured Securities Trust
2,064,953	3.375%, 9/25/2028, Ser. 2018-HB1, Class Ab,d	2,069,482
	Garrison BSL CLO, Ltd.
5,000,000	3.558%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[b,d]	4,947,595
	GM Financial Automobile Leasing Trust
6,500,000	3.080%, 12/20/2022, Ser. 2019-1, Class A4	6,597,839
	GoldenTree Loan Opportunities, Ltd.
3,000,000	3.882%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2[b,d]	2,977,233
	Golub Capital Partners, Ltd.
6,000,000	3.742%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,d]	5,999,892
	GreatAmerica Leasing Receivables Funding, LLC
734,422	2.060%, 6/22/2020, Ser. 2017-1, Class A3[d]	733,616
	Invitation Homes Trust
4,428,501	3.494%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Ab,d	4,452,574
	Kubota Credit Owner Trust
585,022	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[d]	584,053
	Lendmark Funding Trust
1,250,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ad	1,250,511

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (21.6%) - continued
	Marlette Funding Trust
$2,732,523	3.200%, 9/15/2028, Ser. 2018-3A, Class Ad	$2,740,314
3,772,515	3.440%, 4/16/2029, Ser. 2019-1A, Class Ad	3,804,448
	Mercedes-Benz Auto Lease Trust
494,169	2.200%, 4/15/2020, Ser. 2018-A, Class A2	494,102
	National Collegiate Trust
1,671,071	2.699%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,d	1,625,483
	Navient Private Education Loan Trust
4,000,000	2.820%, 2/15/2068, Ser. 2019-CA, Class A1[d]	4,023,980
	Navient Student Loan Trust
2,800,000	3.004%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,d]	2,806,020
3,466,151	3.154%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[b,d]	3,473,425
	NCUA Guaranteed Notes
756,861	2.769%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	755,582
	Neuberger Berman CLO, Ltd.
3,000,000	3.772%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,d	2,996,319
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[d]	4,008,337
	Northstar Education Finance, Inc.
1,131,701	3.104%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,d	1,126,330
	NRZ Excess Spread-Collateralized Notes Series
2,176,410	3.193%, 1/25/2023, Ser. 2018-PLS1, Class Ad	2,186,930
	OZLM VIII, Ltd.
3,500,000	3.758%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,d	3,502,674
	PFS Financing Corporation
3,200,000	2.794%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,d	3,200,526
	Pretium Mortgage Credit Partners, LLC
2,618,151	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[d,e]	2,649,314
1,984,055	4.125%, 8/25/2033, Ser. 2018-NPL3, Class A1[d,e]	1,997,524
	Progress Residential Trust
3,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ad	3,075,593
	Prosper Marketplace Issuance Trust
387,046	3.110%, 6/17/2024, Ser. 2018-1A, Class Ad	387,266
2,520,105	3.350%, 10/15/2024, Ser. 2018-2A, Class Ad	2,529,262
	Race Point IX CLO, Ltd.
1,375,000	3.807%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,d	1,374,069
	RCO Mortgage, LLC
6,574,645	4.458%, 10/25/2023, Ser. 2018-2, Class A1[d,e]	6,640,746
	Santander Retail Auto Lease Trust
3,550,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[d]	3,547,538
	Securitized Term Auto Receivables Trust
970,654	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[d]	969,372
	SLM Student Loan Trust
3,071,877	2.804%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	2,981,857
918,328	2.924%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	918,175
	SoFi Consumer Loan Program Trust
1,058,669	2.930%, 4/26/2027, Ser. 2018-2, Class A1[d]	1,059,861
4,676,749	3.010%, 4/25/2028, Ser. 2019-2, Class Ad	4,706,509
	SoFi Consumer Loan Program, LLC
965,707	2.770%, 5/25/2026, Ser. 2017-3, Class Ad	967,466
2,210,068	3.200%, 8/25/2027, Ser. 2018-3, Class A1[d]	2,217,213
	SoFi Professional Loan Program, LLC
593,210	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	592,829
748,477	2.510%, 8/25/2033, Ser. 2015-C, Class A2[d]	750,166
449,049	3.254%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,d]	448,760
	Sound Point CLO XX, Ltd.
4,000,000	3.686%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Ab,d	3,954,944
	Springleaf Funding Trust
1,939,164	2.900%, 11/15/2029, Ser. 2016-AA, Class Ad	1,941,070
	Synchrony Credit Card Master Note Trust
1,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	1,571,262
	Tesla Auto Lease Trust
2,145,913	3.710%, 8/20/2021, Ser. 2018-B, Class Ad	2,177,803
	Upstart Securitization Trust
1,730,695	3.330%, 12/22/2025, Ser. 2018-2, Class Ad	1,733,194
3,126,767	3.450%, 4/20/2026, Ser. 2019-1, Class Ad	3,136,343

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (21.6%) - continued
	Vericrest Opportunity Loan Transferee
$2,196,665	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Ad,e	$2,217,541
	Vericrest Opportunity Loan Trust
4,574,553	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Ad,e	4,617,309
	Verizon Owner Trust
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Ad	5,494,030
	Wheels SPV 2, LLC
1,063,021	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[d]	1,060,155
	World Financial Network Credit Card Master Trust
4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	4,096,755

	Total	199,327,074

Basic Materials (1.2%)
	ArcelorMittal
1,500,000	4.550%, 3/11/2026	1,584,567
	Dow Chemical Company
1,500,000	3.150%, 5/15/2024[d]	1,529,112
	DowDuPont, Inc.
2,000,000	4.205%, 11/15/2023	2,140,170
	Georgia-Pacific, LLC
2,005,000	2.539%, 11/15/2019[d]	2,005,097
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[d]	1,508,700
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,092,680
	Syngenta Finance NV
1,000,000	4.892%, 4/24/2025[d]	1,043,102

	Total	10,903,428

Capital Goods (0.8%)
	Lockheed Martin Corporation
1,000,000	2.500%, 11/23/2020	1,003,827
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	2,010,842
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	503,125
1,250,000	3.650%, 9/15/2023	1,301,483
	Siemens Financieringsmaatschappij NV
2,000,000	3.020%, (LIBOR 3M + 0.610%), 3/16/2022[b,d]	2,009,840
	Waste Management, Inc.
750,000	2.950%, 6/15/2024	771,144

	Total	7,600,261

Collateralized Mortgage Obligations (13.9%)
	Angel Oak Mortgage Trust I, LLC
3,519,113	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,d]	3,536,887
3,297,750	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,d]	3,349,672
2,431,516	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,d]	2,462,704
	Antler Mortgage Trust
2,500,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[d]	2,518,148
3,250,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[d]	3,270,572
	Bear Stearns Adjustable Rate Mortgage Trust
339,916	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	348,137
	Bellemeade Re, Ltd.
2,613,362	3.354%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,d	2,615,935
	BRAVO Residential Funding Trust
2,371,433	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cd	2,415,048
	Cascade Funding Mortgage Trust
2,877,961	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,d	2,938,220
	Civic Mortgage, LLC
865,000	3.892%, 6/25/2022, Ser. 2018-1, Class A1[d]	863,177
4,090,767	4.349%, 11/25/2022, Ser. 2018-2, Class A1[d,e]	4,088,291
	COLT Funding, LLC
905,024	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,d]	908,329
2,000,000	2.764%, 8/25/2049, Ser. 2019-3, Class A1[b,d,f]	2,000,619
	Countrywide Alternative Loan Trust
311,983	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	306,856
329,524	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	317,670
601,801	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	580,964
	Countrywide Home Loans, Inc.
770,128	3.847%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	671,201
	Credit Suisse Mortgage Capital Certificates
5,000,000	3.374%, (LIBOR 1M + 0.980%), 5/15/2036, Ser. 2019-ICE4, Class Ab,d	5,006,264
	Eagle Re, Ltd.
3,500,000	3.654%, (LIBOR 1M + 1.250%), 4/25/2029, Ser. 2019-1, Class M1Ab,d	3,502,145
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
409,225	2.250%, 6/25/2025, Ser. 2010-58, Class PT	408,125
	FWD Securitization Trust
4,000,000	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,c,d]	3,999,686
	GCAT 2019-NQM1 Trust
4,500,000	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[d,e]	4,522,173

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	GMAC Mortgage Corporation Loan Trust
$88,862	2.904%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,g]	$101,557
369,802	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	389,692
	GS Mortgage-Backed Securities Trust
4,728,021	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ad	4,882,489
	GSAA Home Equity Trust
844,141	4.496%, 8/25/2034, Ser. 2004-10, Class M2[e]	875,791
	Homeward Opportunities Fund I Trust
4,754,235	3.454%, 1/25/2059, Ser. 2019-1, Class A1[b,d]	4,815,055
	Homeward Opportunities Fund Trust
3,062,673	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,d]	3,117,575
	J.P. Morgan Alternative Loan Trust
1,247,714	4.294%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	1,174,870
	Legacy Mortgage Asset Trust
4,118,186	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[d]	4,183,547
	Master Asset Securitization Trust
946,850	2.904%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	416,653
	Merrill Lynch Mortgage Investors Trust
276,319	3.589%, (LIBOR 1M + 1.185%), 7/25/2035, Ser. 2004-WMC5, Class M3[b]	276,844
	Mortgage Equity Conversion Asset Trust
3,217,473	2.440%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class Ab,d	2,904,573
3,142,064	2.880%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class Ab,d	2,857,074
	New Residential Mortgage, LLC
3,079,948	3.790%, 7/25/2054, Ser. 2018-FNT2, Class Ad	3,154,953
	Preston Ridge Partners Mortgage Trust, LLC
2,407,934	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[d,e]	2,442,714
	Preston Ridge Partners Mortgage, LLC
1,385,946	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[d,e]	1,402,270
	Radnor RE, Ltd.
2,972,073	3.804%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,d]	2,979,625
2,250,000	3.654%, (LIBOR 1M + 1.250%), 2/25/2029, Ser. 2019-1, Class M1Ab,d	2,254,628
	RCO Mortgage, LLC
3,724,312	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,d]	3,789,426
	Renaissance Home Equity Loan Trust
1,143,810	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[e]	595,565
	Residential Asset Securitization Trust
617,919	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	431,156
	Residential Funding Mortgage Security I Trust
562,351	5.500%, 10/25/2021, Ser. 2006-S10, Class 2A1	534,021
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,997,198
	Stanwich Mortgage Loan Trust
1,778,095	4.500%, 10/18/2023, Ser. 2018-NPB2, Class A1[d]	1,792,087
	Starwood Mortgage Residential Trust
3,486,893	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,d]	3,572,802
	Structured Asset Securities Corporation Trust
545,083	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	544,426
	Toorak Mortgage Corporation
2,500,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[d,e]	2,521,870
3,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[d,e]	3,045,029
	Vericrest Opportunity Loan Transferee
2,524,275	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Ad,e	2,548,230
	Vericrest Opportunity Loan Trust
2,938,024	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[d,e]	2,959,247
	Vericrest Opportunity Loan Trust LXV, LLC
1,518,689	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[d,e]	1,524,188
	Vericrest Opportunity Loan Trust LXXI, LLC
2,078,500	3.967%, 9/25/2048, Ser. 2018-NPL7, Class A1Ad,e	2,094,388
	Verus Securitization Trust
2,910,072	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,d]	2,955,013
	Verus Securitization Trust 2019-2
3,853,843	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,d]	3,883,701
	Wachovia Asset Securitization, Inc.
478,294	2.544%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,d,g	444,428
	Wachovia Mortgage Loan Trust, LLC
330,899	4.849%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	327,513
	WaMu Mortgage Pass Through Certificates
2,231,846	3.384%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	2,092,287

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
$1,326,062	3.244%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	$1,274,961
	Wells Fargo Mortgage Backed Securities Trust
563,218	5.500%, 8/25/2035, Ser. 2005-6, Class A12	581,964
328,509	4.948%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	337,415

	Total	128,707,648

Commercial Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,500,000	2.871%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,g	4,481,711
	Federal National Mortgage Association - ACES
2,402,953	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	2,449,872

	Total	6,931,583

Communications Services (1.8%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,244,916
1,500,000	3.375%, 5/15/2024	1,542,316
	AT&T, Inc.
1,000,000	3.200%, 3/1/2022	1,021,213
2,000,000	3.418%, (LIBOR 3M + 0.890%), 2/15/2023[b]	1,978,821
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,008,825
1,000,000	4.500%, 2/1/2024	1,064,370
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[d]	1,519,961
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	253,360
1,000,000	2.250%, 9/1/2021	995,237
1,000,000	3.200%, 9/1/2024	1,020,692
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	2,017,724
	Fox Corporation
1,000,000	3.666%, 1/25/2022[d]	1,033,117
	Omnicom Group, Inc.
1,242,000	3.625%, 5/1/2022	1,282,794

	Total	16,983,346

Consumer Cyclical (1.5%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	505,431
	BMW U.S. Capital, LLC
2,000,000	3.150%, 4/18/2024[d]	2,056,094
	Daimler Finance North America, LLC
2,000,000	3.095%, (LIBOR 3M + 0.530%), 5/5/2020[b,d]	2,004,304
1,000,000	3.405%, (LIBOR 3M + 0.840%), 5/4/2023[b,d]	999,509
	Ford Motor Credit Company, LLC
1,000,000	3.753%, (LIBOR 3M + 1.235%), 2/15/2023[b]	970,526
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	1,965,754
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[d]	1,003,184
1,500,000	3.000%, 8/29/2022[d]	1,502,912
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	275,893
	Volkswagen Group of America Finance, LLC
2,000,000	4.250%, 11/13/2023[d]	2,104,480

	Total	13,388,087

Consumer Non-Cyclical (4.0%)
	Abbott Laboratories
1,263,000	2.550%, 3/15/2022	1,274,513
	Actavis Funding SCS
2,000,000	3.850%, 6/15/2024	2,075,151
	Altria Group, Inc.
1,000,000	3.490%, 2/14/2022	1,028,094
1,000,000	3.800%, 2/14/2024	1,041,953
	Anheuser-Busch InBev Finance, Inc.
1,272,000	3.300%, 2/1/2023	1,312,282
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[d]	1,248,351
2,000,000	3.420%, (LIBOR 3M + 1.010%), 12/15/2023[b,d]	1,963,943
	Becton, Dickinson and Company
750,000	3.476%, (LIBOR 3M + 0.875%), 12/29/2020[b]	750,111
2,050,000	3.125%, 11/8/2021	2,079,361
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[d]	1,029,261
	Celgene Corporation
2,000,000	3.625%, 5/15/2024	2,098,842
	Church & Dwight Company, Inc.
1,345,000	2.450%, 12/15/2019	1,342,660
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[d]	2,009,447
	Conagra Brands, Inc.
1,750,000	4.300%, 5/1/2024	1,855,133
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	1,006,237
500,000	3.200%, 2/15/2023	511,004
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,806,604
1,000,000	4.000%, 12/5/2023	1,046,185
1,000,000	4.100%, 3/25/2025	1,054,126
	General Mills, Inc.
1,500,000	3.598%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,514,736
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[d]	1,543,756
	Laboratory Corporation of America Holdings
1,485,000	2.625%, 2/1/2020	1,485,882
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,008,839

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Consumer Non-Cyclical (4.0%) - continued
	Smithfield Foods, Inc.
$2,000,000	2.650%, 10/3/2021[d]	$1,970,803
	UnitedHealth Group, Inc.
1,000,000	3.500%, 2/15/2024	1,047,811
	Zimmer Biomet Holdings, Inc.
1,500,000	3.169%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,498,400

	Total	36,603,485

Energy (3.0%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	511,645
	BP Capital Markets America, Inc.
1,500,000	3.069%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,501,268
1,000,000	3.790%, 2/6/2024	1,059,667
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,024,009
	Energy Transfer Operating, LP
1,660,000	4.200%, 9/15/2023	1,739,636
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	1,036,481
	EQM Midstream Partners LP
1,500,000	4.750%, 7/15/2023	1,554,661
	EQT Corporation
2,000,000	3.000%, 10/1/2022	1,983,740
	Exxon Mobil Corporation
1,785,000	2.844%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,794,912
	Hess Corporation
2,000,000	3.500%, 7/15/2024	2,012,332
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	1,004,240
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,338,488
	MPLX, LP
1,500,000	4.875%, 6/1/2025	1,629,362
	Newfield Exploration Company
1,000,000	5.750%, 1/30/2022	1,069,988
	Petroleos Mexicanos
1,311,000	2.378%, 4/15/2025	1,321,507
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	2,065,572
	Schlumberger Holdings Corporation
1,500,000	3.750%, 5/1/2024[d]	1,564,765
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[d]	1,322,973
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	765,825
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,360,221

	Total	27,661,292

Financials (12.4%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[d]	1,900,334
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	1,008,518
	American Express Credit Corporation
850,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	857,656
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,165,260
	Ares Capital Corporation
1,250,000	3.875%, 1/15/2020	1,255,333
	Athene Global Funding
2,000,000	3.826%, (LIBOR 3M + 1.230%), 7/1/2022[b,d]	2,017,274
	Banco Santander SA
800,000	3.724%, (LIBOR 3M + 1.120%), 4/12/2023[b]	796,635
	Bank of America Corporation
500,000	2.816%, 7/21/2023[b]	504,818
1,000,000	3.458%, 3/15/2025[b]	1,037,421
1,100,000	6.100%, 3/17/2025[b,h]	1,188,000
	Bank of Montreal
1,500,000	3.300%, 2/5/2024	1,555,142
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[b,h]	661,500
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,258,971
1,000,000	3.684%, 1/10/2023	1,012,837
2,000,000	3.905%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,970,530
	BPCE SA
1,000,000	3.743%, (LIBOR 3M + 1.220%), 5/22/2022[b,d]	1,009,140
	Capital One Financial Corporation
2,000,000	3.295%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,008,351
1,500,000	3.900%, 1/29/2024	1,574,890
	Capital One NA
1,000,000	3.380%, (LIBOR 3M + 0.820%), 8/8/2022[b]	1,003,440
	Citigroup, Inc.
1,500,000	3.540%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,512,668
	CNA Financial Corporation
1,250,000	5.750%, 8/15/2021	1,335,940
	Comerica, Inc.
750,000	3.700%, 7/31/2023	784,537
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,513,272
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,d,h]	1,500,000
1,600,000	2.500%, 1/19/2021	1,605,192
	Credit Agricole SA
1,050,000	8.125%, 12/23/2025[b,d,h]	1,214,308
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,650,000
990,000	7.500%, 12/11/2023[b,d,h]	1,089,000
	Danske Bank AS
1,500,000	5.375%, 1/12/2024[d]	1,620,599

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (12.4%) - continued
	Discover Bank
$1,850,000	8.700%, 11/18/2019	$1,890,987
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,199,300
	GATX Corporation
1,500,000	4.350%, 2/15/2024	1,587,162
	Goldman Sachs Capital II
88,000	4.000%, (LIBOR 3M + 0.768%), 8/1/2019[b,h]	71,087
	Goldman Sachs Group, Inc.
2,160,000	3.752%, (LIBOR 3M + 1.160%), 4/23/2020[b]	2,173,338
	HSBC Bank Canada
1,000,000	3.300%, 11/28/2021[d]	1,029,402
	HSBC Holdings plc
1,325,000	4.098%, (LIBOR 3M +1.500%), 1/5/2022[b]	1,353,999
2,000,000	3.262%, 3/13/2023[b]	2,034,553
1,500,000	6.250%, 3/23/2023[b,h]	1,545,000
	Huntington Bancshares, Inc.
1,550,000	3.150%, 3/14/2021	1,568,851
	ING Groep NV
1,650,000	6.000%, 4/16/2020[b,h]	1,666,005
2,600,000	3.480%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,631,735
500,000	4.625%, 1/6/2026[d]	545,128
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,698,775
	J.P. Morgan Chase & Company
1,500,000	2.250%, 1/23/2020	1,499,505
1,250,000	5.300%, 5/1/2020[b,h]	1,264,463
1,750,000	3.875%, 9/10/2024	1,838,904
1,500,000	3.434%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,491,131
	JPMorgan Chase Bank NA
1,350,000	2.933%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,351,081
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	774,599
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,057,480
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,998,045
350,000	4.582%, 12/10/2025	364,995
	Macquarie Group, Ltd.
1,500,000	3.541%, (LIBOR 3M + 1.020%), 11/28/2023[b,d]	1,498,530
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	3.510%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,339,109
1,400,000	3.443%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,412,104
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[d]	876,768
	Mizuho Financial Group, Inc.
1,325,000	3.590%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,341,813
	Morgan Stanley
1,000,000	5.450%, 10/15/2019[b,h]	997,500
1,750,000	5.000%, 11/24/2025	1,936,234
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,d]	2,040,705
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[d]	1,430,576
	Prudential Financial, Inc.
1,160,000	2.350%, 8/15/2019	1,159,894
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	2,051,221
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	1,010,653
	Reinsurance Group of America, Inc.
2,000,000	4.700%, 9/15/2023	2,163,750
	Royal Bank of Scotland Group plc
1,000,000	3.498%, 5/15/2023[b]	1,010,804
2,000,000	3.988%, (LIBOR 3M + 1.470%), 5/15/2023[b]	1,993,815
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	1,014,385
	Santander UK Group Holdings plc
750,000	3.125%, 1/8/2021	753,444
	Simon Property Group, LP
1,390,000	2.500%, 9/1/2020	1,393,670
1,600,000	2.500%, 7/15/2021	1,607,932
	Stadshypotek AB
2,000,000	2.500%, 4/5/2022[d]	2,018,955
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[d]	1,201,162
	State Street Corporation
2,499,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,522,066
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	781,612
	Synchrony Financial
1,440,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,445,740
1,485,000	4.250%, 8/15/2024	1,546,521
	USB Realty Corporation
1,495,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,d,h]	1,270,750
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	2,034,448
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	518,480
	Wells Fargo & Company
1,000,000	6.180%, (LIBOR 3M + 3.770%), 9/15/2019[b,h]	1,005,400
750,000	3.450%, 2/13/2023	770,507
1,500,000	3.750%, 1/24/2024	1,576,423

	Total	113,972,062

Foreign Government (0.3%)
	Kommunalbanken AS
2,555,000	1.500%, 10/22/2019[d]	2,548,870

	Total	2,548,870

Mortgage-Backed Securities (3.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,900,000	3.500%, 7/1/2034[f]	10,218,130

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Mortgage-Backed Securities (3.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$460,041	4.431%, (LIBOR 12M + 1.493%), 1/1/2043[b]	$473,742
476,988	4.332%, (LIBOR 12M + 1.550%), 7/1/2043[b]	492,758
3,100,000	3.000%, 7/1/2049[f]	3,125,029
4,000,000	3.500%, 7/1/2049[f]	4,088,125
13,425,000	4.000%, 7/1/2049[f]	13,872,063
	Government National Mortgage Association Conventional 30-Yr. Pass Through
3,000,000	4.500%, 7/1/2049[f]	3,126,973

	Total	35,396,820

Technology (1.1%)
	Apple, Inc.
1,735,000	2.835%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,739,645
	Dell International, LLC/EMC Corporation
1,500,000	4.000%, 7/15/2024[d]	1,538,501
	Fiserv, Inc.
2,000,000	2.750%, 7/1/2024	2,013,232
	Hewlett Packard Enterprise Company
1,750,000	3.500%, 10/5/2021	1,791,222
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	1,040,978
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	995,973
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	1,007,683

	Total	10,127,234

Transportation (2.1%)
	Air Canada Pass Through Trust
1,101,788	3.875%, 3/15/2023[d]	1,112,916
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,791,539
1,500,000	4.250%, 2/1/2024	1,581,718
	Aircastle, Ltd.
1,500,000	4.400%, 9/25/2023	1,557,228
	American Airlines Pass Through Trust
765,916	4.950%, 1/15/2023	803,063
703,174	3.700%, 5/1/2023	706,831
	Avolon Holdings Funding, Ltd.
1,500,000	3.950%, 7/1/2024[d]	1,536,870
	British Airways plc
1,125,023	4.625%, 6/20/2024[d]	1,191,287
	Continental Airlines, Inc.
2,290,235	4.150%, 4/11/2024	2,398,105
	Delta Air Lines, Inc.
364,248	4.750%, 5/7/2020	370,367
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[d]	1,603,407
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,199,914
	Penske Truck Leasing Company, LP
750,000	3.650%, 7/29/2021[d]	766,724
1,000,000	3.950%, 3/10/2025[d]	1,048,955
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	1,027,038
	TTX Company
800,000	4.125%, 10/1/2023[d]	827,852

	Total	19,523,814

U.S. Government & Agencies (24.5%)
	Federal Home Loan Bank
6,500,000	2.500%, 2/13/2024	6,697,125
	Federal National Mortgage Association
6,000,000	2.875%, 9/12/2023	6,246,529
	U.S. Treasury Bonds
1,325,000	2.250%, 11/15/2027	1,355,692
1,335,000	5.500%, 8/15/2028	1,726,583
10,750,000	2.625%, 2/15/2029	11,329,912
200,000	3.000%, 5/15/2042	218,789
1,425,000	2.500%, 5/15/2046	1,414,925
	U.S. Treasury Bonds, TIPS
2,766,350	0.125%, 1/15/2023	2,750,690
	U.S. Treasury Notes
10,440,000	1.500%, 10/31/2019	10,418,794
1,000,000	1.750%, 11/30/2019	998,398
1,100,000	1.875%, 12/15/2020	1,100,344
9,000,000	2.500%, 2/28/2021	9,098,437
1,550,000	1.375%, 5/31/2021	1,538,012
1,250,000	2.625%, 6/15/2021	1,270,605
39,595,000	1.125%, 8/31/2021	39,061,396
40,500,000	2.500%, 1/15/2022	41,253,047
1,500,000	1.875%, 7/31/2022	1,506,211
19,585,000	2.000%, 11/30/2022	19,755,604
8,250,000	2.750%, 7/31/2023	8,573,555
31,820,000	2.500%, 1/31/2024	32,850,421
2,000,000	2.875%, 7/31/2025	2,118,672
18,125,000	2.625%, 1/31/2026	18,974,609
	U.S. Treasury Notes, TIPS
5,927,130	0.125%, 4/15/2021	5,871,685

	Total	226,130,035

Utilities (2.7%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,153,533
	American Electric Power Company, Inc.
1,000,000	3.650%, 12/1/2021	1,030,983
	CenterPoint Energy, Inc.
1,750,000	3.850%, 2/1/2024	1,834,628
	DTE Energy Company
1,500,000	3.700%, 8/1/2023	1,563,018
	Duke Energy Carolinas, LLC
500,000	3.950%, 11/15/2028	544,015
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[d]	1,993,893
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,656,145
1,250,000	3.497%, 6/1/2022	1,280,913
	Exelon Generation Company, LLC
1,255,000	2.950%, 1/15/2020	1,256,744
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,506,893

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Utilities (2.7%) - continued
	Jersey Central Power & Light Company
$1,500,000	4.300%, 1/15/2026[d]	$1,610,154
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043[b]	1,128,150
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	1,005,868
	NiSource, Inc.
1,250,000	5.650%, 6/15/2023[b,h]	1,218,750
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,624,240
	Public Service Enterprise Group, Inc.
2,000,000	2.875%, 6/15/2024	2,018,683
	Sempra Energy
1,250,000	2.400%, 3/15/2020	1,248,885
	Southern Company
1,500,000	2.950%, 7/1/2023	1,521,109

	Total	25,196,604

	Total Long-Term Fixed Income (cost $870,419,297)	881,001,643

Shares	Preferred Stock (0.2%)
Financials (0.2%)
66,000	Citigroup Capital XIII, 8.890%[b]	1,820,940

	Total	1,820,940

	Total Preferred Stock (cost $1,821,600)	1,820,940

Shares	Common Stock (<0.1%)
Energy (<0.1%)
38,985	Pacific Drilling SAi	491,211

	Total	491,211

	Total Common Stock (cost $793,888)	491,211

Shares or Principal Amount	Short-Term Investments (7.6%)
	Federal Home Loan Bank Discount Notes
1,000,000	2.360%, 7/25/2019[j,k]	998,533
	Thrivent Core Short-Term Reserve Fund
6,889,820	2.590%	68,898,201

	Total Short-Term Investments (cost $69,896,496)	69,896,734

	Total Investments (cost $947,003,242) 103.7%	$957,181,685

	Other Assets and Liabilities, Net (3.7%)	(34,292,605)

	Total Net Assets 100.0%	$922,889,080

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $365,714,616 or 39.6% of total net assets.

e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.0%)	Value
Communications Services (2.5%)
11,997	AMC Networks, Inc.[a]	$653,716
1,312	Cable One, Inc.	1,536,339
16,391	Cars.com Inc.[a]	323,230
28,158	Cinemark Holdings, Inc.	1,016,504
11,958	John Wiley and Sons, Inc.	548,394
36,969	Live Nation Entertainment, Inc.[a]	2,449,196
10,569	Meredith Corporation	581,929
37,538	New York Times Company	1,224,490
57,049	Tegna, Inc.	864,292
24,785	Telephone & Data Systems, Inc.	753,464
11,542	World Wrestling Entertainment, Inc.	833,448
18,793	Yelp, Inc.[a]	642,345

	Total	11,427,347

Consumer Discretionary (12.2%)
17,913	Aaron’s, Inc.	1,100,037
22,995	Adient plc	558,089
14,976	Adtalem Global Education, Inc.[a]	674,669
43,304	American Eagle Outfitters, Inc.	731,838
15,111	AutoNation, Inc.[a]	633,755
34,961	Bed Bath & Beyond, Inc.[b]	406,247
21,123	Boyd Gaming Corporation	569,054
10,006	Brinker International, Inc.	393,736
23,007	Brunswick Corporation	1,055,791
154,906	Caesars Entertainment Corporation[a]	1,830,989
11,966	Carter’s, Inc.	1,167,164
11,026	Cheesecake Factory, Inc.	482,057
9,372	Churchill Downs, Inc.	1,078,436
6,355	Cracker Barrel Old Country Store, Inc.	1,084,989
37,900	Dana, Inc.	755,726
7,701	Deckers Outdoor Corporation[a]	1,355,145
23,394	Delphi Technologies plc	467,880
17,875	Dick’s Sporting Goods, Inc.	619,011
4,716	Dillard’s, Inc.[b]	293,712
10,879	Domino’s Pizza, Inc.	3,027,408
21,846	Dunkin’ Brands Group, Inc.	1,740,252
17,195	Eldorado Resorts, Inc.[a]	792,174
14,812	Five Below, Inc.[a]	1,777,736
67,647	Gentex Corporation	1,664,793
61,384	Goodyear Tire & Rubber Company	939,175
1,151	Graham Holdings Company	794,225
6,621	Helen of Troy, Ltd.[a]	864,636
6,335	International Speedway Corporation	284,378
6,822	Jack in the Box, Inc.	555,243
22,371	KB Home	575,606
10,322	Marriott Vacations Worldwide Corporation	995,041
91,309	Mattel, Inc.[a]	1,023,574
23,762	Michaels Companies, Inc.[a]	206,729
7,932	Murphy USA, Inc.[a]	666,526
894	NVR, Inc.[a]	3,013,003
13,778	Ollie’s Bargain Outlet Holdings, Inc.[a]	1,200,202
5,950	Papa John’s International, Inc.[b]	266,084
28,108	Penn National Gaming, Inc.[a]	541,360
15,149	Polaris Industries, Inc.	1,382,043
10,527	Pool Corporation	2,010,657
31,869	Sally Beauty Holdings, Inc.[a]	425,132
14,632	Scientific Games Corporation[a]	290,006
48,235	Service Corporation International	2,256,433
13,723	Signet Jewelers, Ltd.	245,367
18,892	Six Flags Entertainment Corporation	938,555
35,569	Skechers USA, Inc.[a]	1,120,068
8,699	Sotheby’s Holdings, Inc.[a]	505,673
12,134	Tempur Sealy International, Inc.[a]	890,272
17,625	Texas Roadhouse, Inc.	945,934
13,829	Thor Industries, Inc.	808,305
35,033	Toll Brothers, Inc.	1,282,908
37,452	Tri Pointe Homes, Inc.[a]	448,300
12,866	Tupperware Brands Corporation	244,840
18,150	Urban Outfitters, Inc.[a]	412,913
7,492	Visteon Corporation[a]	438,881
10,267	Weight Watchers International, Inc.[a]	196,100
48,082	Wendy’s Company	941,446
20,859	Williams-Sonoma, Inc.[b]	1,355,835
24,778	Wyndham Destinations, Inc.	1,087,754
25,751	Wyndham Hotels & Resorts, Inc.	1,435,361

	Total	55,849,253

Consumer Staples (2.7%)
2,302	Boston Beer Company, Inc.[a]	869,604
9,677	Casey’s General Stores, Inc.	1,509,515
14,307	Edgewell Personal Care Company[a]	385,574
16,810	Energizer Holdings, Inc.	649,538
48,504	Flowers Foods, Inc.	1,128,688
23,671	Hain Celestial Group, Inc.[a]	518,395
17,624	Ingredion, Inc.	1,453,804
5,163	Lancaster Colony Corporation	767,222
14,635	Nu Skin Enterprises, Inc.	721,798
17,635	Post Holdings, Inc.[a]	1,833,511
5,154	Sanderson Farms, Inc.	703,830
31,220	Sprouts Farmers Markets, Inc.[a]	589,746
5,037	Tootsie Roll Industries, Inc.[b]	186,016
14,801	TreeHouse Foods, Inc.[a]	800,734

	Total	12,117,975

Energy (3.1%)
20,449	Apergy Corporation[a]	685,859
60,241	Callon Petroleum Company[a]	396,988
276,072	Chesapeake Energy Corporation[a,b]	538,340
51,736	CNX Resources Corporation[a]	378,190
11,716	Core Laboratories NVb	612,512
52,033	Ensco plc[b]	443,842
67,349	EQT Corporation	1,064,788
53,775	Equitrans Midstream Corporation	1,059,905
27,384	Matador Resources Company[a,b]	544,394
47,795	McDermott International, Inc.[a]	461,700
43,198	Murphy Oil Corporation	1,064,831
71,458	Oasis Petroleum, Inc.[a]	405,881
26,129	Oceaneering International, Inc.[a]	532,770
55,196	Patterson-UTI Energy, Inc.	635,306
31,682	PBF Energy, Inc.	991,647
62,486	QEP Resources, Inc.[a]	451,774
54,890	Range Resources Corporation[b]	383,132
27,299	SM Energy Company	341,784
143,103	Southwestern Energy Company[a]	452,205
133,859	Transocean, Ltd.[a]	858,036
17,758	World Fuel Services Corporation	638,578
105,058	WPX Energy, Inc.[a]	1,209,218

	Total	14,151,680

Financials (16.1%)
3,824	Alleghany Corporation[a]	2,604,565
18,753	American Financial Group, Inc.	1,921,620
43,445	Associated Banc-Corp	918,427
24,342	BancorpSouth Bank	706,892
10,895	Bank of Hawaii Corporation	903,304
31,957	Bank OZK	961,586
30,652	Brighthouse Financial, Inc.[a]	1,124,622
61,959	Brown & Brown, Inc.	2,075,626
20,217	Cathay General Bancorp	725,992
18,896	Chemical Financial Corporation	776,815

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.0%)	Value
Financials (16.1%) - continued
42,348	CNO Financial Group, Inc.	$706,365
26,093	Commerce Bancshares, Inc.	1,556,708
16,653	Cullen/Frost Bankers, Inc.	1,559,720
38,523	East West Bancorp, Inc.	1,801,721
30,191	Eaton Vance Corporation	1,302,138
10,837	Evercore, Inc.	959,833
85,783	F.N.B. Corporation	1,009,666
10,121	FactSet Research Systems, Inc.	2,900,274
25,313	Federated Investors, Inc.	822,672
29,670	First American Financial Corporation	1,593,279
35,856	First Financial Bankshares, Inc.	1,104,006
83,469	First Horizon National Corporation	1,246,192
44,911	Fulton Financial Corporation	735,193
132,380	Genworth Financial, Inc.[a]	491,130
12,590	Green Dot Corporation[a]	615,651
22,652	Hancock Whitney Corporation	907,439
10,773	Hanover Insurance Group, Inc.	1,382,176
40,908	Home BancShares, Inc.	787,888
19,849	Interactive Brokers Group, Inc.	1,075,816
14,398	International Bancshares Corporation	542,949
43,388	Janus Henderson Group plc	928,503
16,541	Kemper Corporation	1,427,323
22,921	Legg Mason, Inc.	877,416
1,967	LendingTree, Inc.[a]	826,199
7,169	Mercury General Corporation	448,062
56,372	Navient Corporation	769,478
123,544	New York Community Bancorp, Inc.	1,232,969
75,239	Old Republic International Corporation	1,683,849
31,452	PacWest Bancorp	1,221,281
19,147	Pinnacle Financial Partners, Inc.	1,100,570
11,207	Primerica, Inc.	1,344,280
17,542	Prosperity Bancshares, Inc.	1,158,649
16,558	Reinsurance Group of America, Inc.	2,583,545
11,688	RenaissanceRe Holdings, Ltd.	2,080,581
33,910	SEI Investments Company	1,902,351
14,565	Signature Bank	1,760,035
114,411	SLM Corporation	1,112,075
55,466	Sterling Bancorp	1,180,316
18,730	Stifel Financial Corporation	1,106,194
41,687	Synovus Financial Corporation	1,459,045
43,350	TCF Financial Corporation	901,246
13,281	Texas Capital Bancshares, Inc.[a]	815,055
17,135	Trustmark Corporation	569,739
11,671	UMB Financial Corporation	768,185
58,254	Umpqua Holdings Corporation	966,434
26,992	United Bankshares, Inc.	1,001,133
87,763	Valley National Bancorp	946,085
38,223	W.R. Berkley Corporation	2,520,042
21,291	Washington Federal, Inc.	743,695
24,397	Webster Financial Corporation	1,165,445
14,938	Wintrust Financial Corporation	1,092,864

	Total	73,512,909

Health Care (9.6%)
23,384	Acadia Healthcare Company, Inc.[a,b]	817,271
44,052	Allscripts Healthcare Solutions, Inc.[a]	512,325
7,701	Amedisys, Inc.[a]	934,978
12,545	Avanos Medical, Inc.[a]	547,088
5,302	Bio-Rad Laboratories, Inc.[a]	1,657,352
10,024	Bio-Techne Corporation	2,089,904
9,596	Cantel Medical Corporation	773,821
38,500	Catalent, Inc.[a]	2,087,085
12,904	Charles River Laboratories International, Inc.[a]	1,831,078
4,221	Chemed Corporation	1,523,106
25,280	Covetrus, Inc.[a]	618,349
26,104	Encompass Health Corporation	1,653,949
79,871	Exelixis, Inc.[a]	1,706,843
20,262	Globus Medical, Inc.[a]	857,083
13,553	Haemonetics Corporation[a]	1,630,968
14,444	HealthEquity, Inc.[a]	944,638
17,673	Hill-Rom Holdings, Inc.	1,848,949
4,419	ICU Medical, Inc.[a]	1,113,190
4,729	Inogen, Inc.[a]	315,708
18,701	Integra LifeSciences Holdings Corporation[a]	1,044,451
5,187	Ligand Pharmaceuticals, Inc.[a]	592,096
12,789	LivaNova plc[a]	920,296
22,075	Mallinckrodt, LLC[a]	202,649
12,992	Masimo Corporation[a]	1,933,470
16,464	Medidata Solutions, Inc.[a]	1,490,157
22,905	Mednax, Inc.[a]	577,893
16,574	Molina Healthcare, Inc.[a]	2,372,402
13,733	NuVasive, Inc.[a]	803,930
21,839	Patterson Companies, Inc.	500,113
15,642	PRA Health Sciences, Inc.[a]	1,550,904
13,693	Prestige Consumer Healthcare, Inc.[a]	433,794
22,361	STERIS plc	3,329,106
16,202	Syneos Health, Inc.[a]	827,760
21,984	Tenet Healthcare Corporation[a]	454,189
11,558	United Therapeutics Corporation[a]	902,218
19,449	West Pharmaceutical Services, Inc.	2,434,042

	Total	43,833,155

Industrials (16.2%)
10,546	Acuity Brands, Inc.	1,454,399
41,645	AECOM[a]	1,576,263
17,041	AGCO Corporation	1,321,870
13,920	ASGN, Inc.[a]	843,552
16,825	Avis Budget Group, Inc.[a]	591,567
15,639	Axon Enterprise, Inc.[a]	1,004,180
13,199	Brink’s Company	1,071,495
15,103	Carlisle Companies, Inc.	2,120,612
13,437	Clean Harbors, Inc.[a]	955,371
25,127	Colfax Corporation[a]	704,310
13,431	Crane Company	1,120,683
11,345	Curtiss-Wright Corporation	1,442,290
11,546	Deluxe Corporation	469,460
33,809	Donaldson Company, Inc.	1,719,526
8,312	Dycom Industries, Inc.[a]	489,327
14,804	EMCOR Group, Inc.	1,304,232
11,380	EnerSys	779,530
36,899	Fluor Corporation	1,243,127
9,581	GATX Corporation	759,678
14,959	Genesee & Wyoming, Inc.[a]	1,495,900
44,073	Graco, Inc.	2,211,583
12,342	Granite Construction, Inc.	594,638
19,509	Healthcare Services Group, Inc.[b]	591,513
15,570	Herman Miller, Inc.	695,979
11,498	HNI Corporation	406,799
14,435	Hubbell, Inc.	1,882,324
20,037	IDEX Corporation	3,449,169
9,937	Insperity, Inc.	1,213,705
23,239	ITT Corporation	1,521,690
79,654	JetBlue Airways Corporation[a]	1,472,802
37,278	KBR, Inc.	929,713
21,739	Kennametal, Inc.	804,126
14,246	Kirby Corporation[a]	1,125,434
32,930	Knight-Swift Transportation Holdings, Inc.	1,081,421

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.0%)	Value
Industrials (16.2%) - continued
10,650	Landstar System, Inc.	$1,150,094
9,342	Lennox International, Inc.	2,569,050
16,622	Lincoln Electric Holdings, Inc.	1,368,323
15,833	Manpower, Inc.	1,529,468
16,280	MasTec, Inc.[a]	838,908
9,318	MSA Safety, Inc.	982,024
11,935	MSC Industrial Direct Company, Inc.	886,293
13,685	Nordson Corporation	1,933,827
28,667	NOW, Inc.[a]	423,125
42,069	nVent Electric plc	1,042,891
17,162	Old Dominion Freight Line, Inc.	2,561,600
18,518	Oshkosh Corporation	1,546,068
11,311	Regal-Beloit Corporation	924,222
32,508	Resideo Technologies, Inc.[a]	712,575
14,042	Ryder System, Inc.	818,649
22,651	Stericycle, Inc.[a]	1,081,585
9,591	Teledyne Technologies, Inc.[a]	2,626,687
16,584	Terex Corporation	520,738
18,132	Timken Company	930,897
28,171	Toro Company	1,884,640
15,484	Trex Company, Inc.[a]	1,110,203
34,365	Trinity Industries, Inc.	713,074
5,801	Valmont Industries, Inc.	735,625
8,530	Watsco, Inc.	1,394,911
11,553	Werner Enterprises, Inc.	359,067
14,771	Woodward, Inc.	1,671,486
24,383	XPO Logistics, Inc.[a,b]	1,409,581

	Total	74,173,879

Information Technology (15.4%)
29,263	ACI Worldwide, Inc.[a]	1,004,891
22,449	Arrow Electronics, Inc.[a]	1,599,940
28,134	Avnet, Inc.	1,273,626
10,443	Belden, Inc.	622,090
13,018	Blackbaud, Inc.	1,087,003
6,573	CACI International, Inc.[a]	1,344,770
32,194	CDK Global, Inc.	1,591,671
37,881	Ciena Corporation[a]	1,558,046
15,382	Cirrus Logic, Inc.[a]	672,193
45,356	Cognex Corporation	2,176,181
6,431	Coherent, Inc.[a]	876,996
10,192	CommVault Systems, Inc.[a]	505,727
21,356	CoreLogic, Inc.[a]	893,322
27,857	Cree, Inc.[a]	1,565,006
96,854	Cypress Semiconductor Corporation	2,154,033
7,685	Fair Isaac Corporation[a]	2,413,244
20,077	First Solar, Inc.[a]	1,318,657
8,397	InterDigital, Inc.	540,767
12,305	j2 Global, Inc.	1,093,791
36,822	Jabil, Inc.	1,163,575
38,170	Leidos Holdings, Inc.	3,047,875
6,531	Littelfuse, Inc.	1,155,399
18,255	LiveRamp Holding, Inc.[a]	885,002
13,187	LogMeIn, Inc.	971,618
20,221	Lumentum Holdings, Inc.[a]	1,080,004
17,097	Manhattan Associates, Inc.[a]	1,185,335
16,866	MAXIMUS, Inc.	1,223,460
14,328	MKS Instruments, Inc.	1,116,008
10,484	Monolithic Power Systems, Inc.	1,423,518
29,715	National Instruments Corporation	1,247,733
31,788	NCR Corporation[a]	988,607
18,518	NetScout Systems, Inc.[a]	470,172
37,178	Perspecta, Inc.	870,337
8,660	Plantronics, Inc.	320,766
27,404	PTC, Inc.[a]	2,459,783
72,806	Sabre Corporation	1,616,293
13,455	Science Applications International Corporation	1,164,665
17,648	Semtech Corporation[a]	847,986
11,471	Silicon Laboratories, Inc.[a]	1,186,101
9,095	Synaptics, Inc.[a]	265,028
10,967	SYNNEX Corporation	1,079,153
9,657	Tech Data Corporation[a]	1,010,122
31,009	Teradata Corporation[a]	1,111,673
45,364	Teradyne, Inc.	2,173,389
66,490	Trimble, Inc.[a]	2,999,364
10,148	Tyler Technologies, Inc.[a]	2,192,171
11,246	Universal Display Corporation	2,114,923
28,845	Versum Materials, Inc.	1,487,825
15,029	ViaSat, Inc.[a]	1,214,644
34,954	Vishay Intertechnology, Inc.	577,440
11,447	WEX, Inc.[a]	2,382,121
14,286	Zebra Technologies Corporation[a]	2,992,774

	Total	70,316,818

Materials (6.4%)
33,226	Allegheny Technologies, Inc.[a]	837,295
16,725	AptarGroup, Inc.	2,079,586
16,554	Ashland Global Holdings, Inc.	1,323,823
15,475	Cabot Corporation	738,312
12,525	Carpenter Technology Corporation	600,949
43,397	Chemours Company	1,041,528
31,097	Commercial Metals Company	555,081
8,955	Compass Minerals International, Inc.	492,077
16,635	Domtar Corporation	740,757
11,677	Eagle Materials, Inc.	1,082,458
6,935	Greif, Inc.	225,734
11,075	Ingevity Corporation[a]	1,164,758
32,631	Louisiana-Pacific Corporation	855,585
9,313	Minerals Technologies, Inc.	498,339
2,306	NewMarket Corporation	924,568
43,590	Olin Corporation	955,057
41,086	Owens-Illinois, Inc.	709,555
20,679	PolyOne Corporation	649,114
17,796	Reliance Steel & Aluminum Company	1,683,858
17,320	Royal Gold, Inc.	1,775,127
34,692	RPM International, Inc.	2,120,028
10,389	Scotts Miracle-Gro Company	1,023,317
11,181	Sensient Technologies Corporation	821,580
20,592	Silgan Holdings, Inc.	630,115
26,413	Sonoco Products Company	1,725,825
58,823	Steel Dynamics, Inc.	1,776,455
45,628	United States Steel Corporation[b]	698,565
49,743	Valvoline, Inc.	971,481
10,432	Worthington Industries, Inc.	419,992

	Total	29,120,919

Real Estate (10.1%)
17,915	Alexander & Baldwin, Inc.	413,836
36,330	American Campus Communities, Inc.	1,676,993
78,948	Brixmor Property Group, Inc.	1,411,590
25,546	Camden Property Trust	2,666,747
31,374	CoreCivic, Inc.	651,324
9,766	CoreSite Realty Corporation	1,124,750
29,622	Corporate Office Properties Trust	781,132
38,415	Cousins Properties, Inc.	1,389,471
29,954	CyrusOne, Inc.	1,728,945
42,750	Douglas Emmett, Inc.	1,703,160
9,728	EastGroup Properties, Inc.	1,128,253
19,982	EPR Properties	1,490,457
33,466	First Industrial Realty Trust, Inc.	1,229,541

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

MID CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.0%)	Value
Real Estate (10.1%) - continued
31,914	GEO Group, Inc.	$670,513
34,200	Healthcare Realty Trust, Inc.	1,071,144
27,377	Highwoods Properties, Inc.	1,130,670
43,472	Hospitality Properties Trust	1,086,800
31,942	JBG SMITH Properties	1,256,598
12,106	Jones Lang LaSalle, Inc.	1,703,193
26,691	Kilroy Realty Corporation	1,970,063
22,648	Lamar Advertising Company	1,827,920
39,245	Liberty Property Trust	1,963,820
12,328	Life Storage, Inc.	1,172,146
23,877	Mack-Cali Realty Corporation	556,095
104,395	Medical Properties Trust, Inc.	1,820,649
43,057	National Retail Properties, Inc.	2,282,452
56,780	Omega Healthcare Investors, Inc.	2,086,665
34,504	Pebblebrook Hotel Trust	972,323
17,941	PotlatchDeltic Corporation	699,340
5,280	PS Business Parks, Inc.	889,838
34,232	Rayonier, Inc. REIT	1,037,230
47,510	Sabra Health Care REIT, Inc.	935,472
62,847	Senior Housing Property Trust	519,745
24,834	Tanger Factory Outlet Centers, Inc.	402,559
16,158	Taubman Centers, Inc.	659,731
48,742	Uniti Group, Inc.	463,049
31,750	Urban Edge Properties	550,228
31,623	Weingarten Realty Investors	867,103

	Total	45,991,545

Utilities (4.7%)
13,620	ALLETE, Inc.	1,133,320
57,101	Aqua America, Inc.	2,362,268
14,380	Black Hills Corporation	1,124,085
28,799	Hawaiian Electric Industries, Inc.	1,254,196
13,319	IDACORP, Inc.	1,337,627
52,428	MDU Resources Group, Inc.	1,352,642
22,809	National Fuel Gas Company	1,203,175
23,615	New Jersey Resources Corporation	1,175,319
13,310	NorthWestern Corporation	960,317
52,982	OGE Energy Corporation	2,254,914
13,898	ONE Gas, Inc.	1,254,989
21,057	PNM Resources, Inc.	1,072,012
14,133	Southwest Gas Holdings, Inc.	1,266,599
13,414	Spire, Inc.	1,125,703
46,102	UGI Corporation	2,462,308

	Total	21,339,474

	Total Common Stock (cost $382,659,572)	451,834,954

	Collateral Held for Securities Loaned (1.4%)
6,435,466	Thrivent Cash Management Trust	6,435,466

	Total Collateral Held for Securities Loaned (cost $6,435,466)	6,435,466

Shares or Principal Amount	Short-Term Investments (0.5%)
	Federal Home Loan Bank Discount Notes
100,000	2.400%, 7/12/2019[c,d]	99,932
400,000	2.228%, 8/28/2019[c,d]	398,576
	Thrivent Core Short-Term Reserve Fund
159,897	2.590%	$1,598,966

	Total Short-Term Investments (cost $2,097,394)	2,097,474

	Total Investments (cost $391,192,432) 100.9%	$460,367,894

	Other Assets and Liabilities, Net (0.9%)	(4,035,037)

	Total Net Assets 100.0%	$456,332,857

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions

Common Stock	$6,366,023

Total lending	$6,366,023
Gross amount payable upon return of collateral for securities loaned	$6,435,466

Net amounts due to counterparty	$69,443

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,510,682	5.152%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,502,494
	Ball Metalpack Finco, LLC, Term Loan
707,850	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	696,347
	Big River Steel, LLC, Term Loan
1,085,662	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	1,088,377
	Chemours Company, Term Loan
1,510,875	4.160%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,465,171
	MRC Global (US), Inc., Term Loan
1,313,333	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	1,308,408
	Peabody Energy Corporation, Term Loan
1,071,438	5.152%, (LIBOR 1M + 2.750%), 3/31/2025[b]	1,066,412
	Pixelle Specialty Solutions, LLC, Term Loan
855,700	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	842,865
	Starfruit US Holdco, LLC, Term Loan
1,077,300	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	1,058,900

	Total	9,028,974

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
1,018,206	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,016,425
	BWAY Holding Company, Term Loan
3,726,970	5.854%, (LIBOR 3M + 3.250%), 4/3/2024[b]	3,594,961
	Flex Acquisition Company, Inc. Term Loan
5,057,120	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	4,789,800
	GFL Environmental, Inc., Term Loan
1,278,822	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,256,903
	Sotera Health Holdings, LLC, Term Loan
3,324,746	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	3,274,875
	TransDigm, Inc., Term Loan
1,575,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	1,544,981
	Vertiv Group Corporation, Term Loan
3,135,969	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,979,170

	Total	18,457,115

Communications Services (0.3%)
	Altice France SA, Term Loan
867,300	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	824,247
	CenturyLink, Inc., Term Loan
5,322,118	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	5,192,046
	Charter Communications Operating, LLC, Term Loan
2,171,925	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	2,168,667
	Frontier Communications Corporation, Term Loan
3,112,490	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,047,657
	HCP Acquisition, LLC, Term Loan
1,393,691	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	1,384,116
	Intelsat Jackson Holdings SA, Term Loan
1,765,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,745,144
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,840,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	4,815,800
408,451	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	404,366
	Mediacom Illinois, LLC, Term Loan
785,063	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	778,389
	NEP Group, Inc., Term Loan
1,348,225	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,344,019
195,000	9.402%, (LIBOR 1M + 7.000%), 10/19/2026[b]	192,075
	SBA Senior Finance II, LLC, Term Loan
1,138,500	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,123,358
	Sprint Communications, Inc., Term Loan
3,953,987	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	3,889,735
	TNS, Inc., Term Loan
1,554,965	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,531,641
	WideOpenWest Finance, LLC, Term Loan
1,498,313	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,461,604
	Windstream Services, LLC, Term Loan
2,551,366	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	2,620,610

	Total	32,523,474

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
2,991,691	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,862,839
	Four Seasons Hotels, Ltd., Term Loan
1,319,697	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,316,213

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Golden Entertainment, Inc., Term Loan
$2,692,350	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	$2,678,888
	Men’s Warehouse, Inc., Term Loan
1,385,351	5.690%, (LIBOR 1M + 3.250%), 4/9/2025[b]	1,222,572
	Mohegan Gaming and Entertainment, Term Loan
1,875,694	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,744,058
	Penn National Gaming, Inc., Term Loan
1,895,475	4.652%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,886,889
	Scientific Games International, Inc., Term Loan
5,330,597	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	5,245,467
	Staples, Inc., Term Loan
350,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	332,500
1,055,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	1,011,312
	Stars Group Holdings BV, Term Loan
3,122,343	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	3,120,719
	Tenneco, Inc., Term Loan
2,208,900	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	2,036,054
	Wyndham Hotels & Resorts, Inc., Term Loan
918,063	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	914,767

	Total	24,372,278

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
5,855,083	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	5,504,831
	Albertson’s, LLC, Term Loan
1,120,433	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,120,153
2,032,165	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	2,029,117
895,500	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	890,405
	Amneal Pharmaceuticals, LLC, Term Loan
1,489,602	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,476,881
	Bausch Health Companies, Inc., Term Loan
2,712,533	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,710,851
	Chobani, LLC, Term Loan
1,570,975	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,542,996
	Endo International plc, Term Loan
2,288,275	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,143,359
	Energizer Holdings, Inc., Term Loan
2,174,550	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	2,165,047
	JBS USA LUX SA, Term Loan
1,770,563	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,766,136
	Mallinckrodt International Finance SA, Term Loan
2,094,697	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,881,960
	McGraw-Hill Global Education Holdings, LLC, Term Loan
4,436,476	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	4,222,993
	Ortho-Clinical Diagnostics SA, Term Loan
4,330,054	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	4,158,670
	Plantronics, Inc., Term Loan
4,089,855	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	4,060,899
	Prime Security Services Borrower, LLC, Term Loan
1,260,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	1,250,663
	Revlon Consumer Products Corporation, Term Loan
1,124,760	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	936,835

	Total	37,861,796

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
540,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	512,552
	Calpine Corporation, Term Loan
1,590,998	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,581,483
	Consolidated Energy Finance SA, Term Loan
895,950	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	871,311
	Fieldwood Energy, LLC, Term Loan
2,052,773	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	1,896,886
	HFOTCO, LLC, Term Loan
3,296,700	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	3,292,579
	McDermott Technology (Americas), Inc., Term Loan
2,199,656	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	2,161,514
	Radiate Holdco, LLC, Term Loan
4,318,728	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	4,213,697

	Total	14,530,022

Financials (0.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,745,603	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,742,339

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Financials (0.2%) - continued
	Digicel International Finance, Ltd., Term Loan
$3,196,449	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	$2,764,928
	DTZ U.S. Borrower, LLC, Term Loan
3,126,375	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	3,112,056
	Genworth Holdings, Inc., Term Loan
400,950	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	403,709
	GGP Nimbus, LLC, Term Loan
2,476,288	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,414,653
	Grizzly Finco, Term Loan
1,712,063	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,708,741
	Harland Clarke Holdings Corporation, Term Loan
2,533,054	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	2,182,657
	MoneyGram International, Inc., Term Loan
1,185,000	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	1,148,466
	Sable International Finance, Ltd., Term Loan
3,389,333	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	3,393,570
	Trans Union, LLC, Term Loan
975,150	4.402%, (LIBOR 1M + 2.000%), 6/19/2025[b]	971,981
	Tronox Finance, LLC, Term Loan
2,276,360	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	2,251,571

	Total	22,094,671

Technology (0.1%)
	Rackspace Hosting, Inc., Term Loan
3,732,661	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	3,439,648
	SS&C Technologies Holdings Europe SARL, Term Loan
476,702	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	474,557
	SS&C Technologies, Inc., Term Loan
1,488,606	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,482,606
695,113	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	691,985
	Worldpay, LLC, Term Loan
4,122,812	4.144%, (LIBOR 1M + 1.750%), 8/20/2024[b]	4,118,360

	Total	10,207,156

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,185,000	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	3,121,300
	Core and Main, LP, Term Loan
1,255,875	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	1,251,555
	EnergySolutions, LLC, Term Loan
1,029,600	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	983,268
	Talen Energy Supply, LLC, Term Loan
857,006	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	856,200
	TerraForm Power Operating, LLC, Term Loan
740,602	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	735,973

	Total	6,948,296

	Total Bank Loans (cost $179,615,242)	176,023,782

Shares	Registered Investment Companies (37.5%)
Affiliated (36.8%)
20,945,745	Thrivent Core Emerging Markets Debt Fund	205,687,211
10,367,405	Thrivent Core International Equity Fund	99,423,414
29,047,411	Thrivent Core Low Volatility Equity Fund	341,016,607
27,107,661	Thrivent Global Stock Portfolio	353,939,314
40,819,399	Thrivent High Yield Portfolio	193,790,095
57,120,868	Thrivent Income Portfolio	592,977,445
55,936,322	Thrivent International Allocation Portfolio	540,210,625
35,530,142	Thrivent Large Cap Value Portfolio	627,558,237
33,610,802	Thrivent Limited Maturity Bond Portfolio	333,257,829
20,466,490	Thrivent Mid Cap Stock Portfolio	370,930,571
5,622,490	Thrivent Small Cap Stock Portfolio	102,780,811

	Total	3,761,572,159

Unaffiliated (0.7%)
198,000	Invesco Senior Loan ETF	4,486,680
40,739	iShares Russell 2000 Growth Index Fund[g]	8,183,243
9,075	iShares Russell 2000 Index Fund[g]	1,411,163
6,743	iShares Russell 2000 Value Index Fund	812,531
19,942	Materials Select Sector SPDR Fund[g]	1,166,607
16,590	ProShares Ultra S&P 500[g]	2,090,506
117,307	SPDR S&P 500 ETF Trust	34,370,951
70,185	SPDR S&P Biotech ETF[g]	6,155,926
12,610	SPDR S&P Retail ETF	534,286
145,435	Vanguard Real Estate ETF	12,711,019

	Total	71,922,912

	Total Registered Investment Companies (cost $3,380,868,609)	3,833,495,071

Principal Amount	Long-Term Fixed Income (29.4%)
Asset-Backed Securities (1.0%)
	Access Group, Inc.
403,440	2.904%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	401,171

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Asset-Backed Securities (1.0%) - continued
	Aimco
$3,100,000	3.822%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,c,h	$3,100,000
	Ares CLO, Ltd.
4,250,000	3.988%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,h]	4,195,451
	Ares XXXIIR CLO, Ltd.
2,750,000	3.458%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,h	2,703,225
	Benefit Street Partners CLO IV, Ltd.
3,100,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	3,099,926
	Betony CLO, Ltd.
1,260,000	3.663%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,h]	1,248,041
	Buttermilk Park CLO, Ltd.
7,100,000	3.997%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,h]	7,039,906
	Carlyle Global Market Strategies CLO, Ltd.
4,650,000	4.047%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,h	4,591,094
	CBAM, Ltd.
4,500,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,h	4,504,293
	Commonbond Student Loan Trust
1,251,501	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	1,234,773
	DRB Prime Student Loan Trust
306,012	4.304%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,h]	311,077
	Dryden Senior Loan Fund
3,950,000	4.001%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,h]	3,889,312
	Earnest Student Loan Program 2016-D, LLC
1,259,276	2.770%, 1/25/2041, Ser. 2016-D, Class A2[h]	1,263,469
	Edlinc Student Loan Funding Trust
21,196	5.580%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,h	21,234
	Galaxy XX CLO, Ltd.
4,500,000	3.592%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,h	4,453,330
	Golub Capital Partners, Ltd.
2,500,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,h	2,485,895
3,683,000	3.792%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,h	3,665,697
	Goodgreen Trust
4,506,249	3.860%, 10/15/2054, Ser. 2019-1A, Class Ah	4,701,541
	Laurel Road Prime Student Loan Trust
2,515,807	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bh	2,543,771
	Lendmark Funding Trust
1,800,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ah	1,800,735
	Madison Park Funding XIV, Ltd.
2,425,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	2,401,388
	Magnetite XII, Ltd.
4,425,000	3.697%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,h]	4,401,627
	Mountain View CLO, Ltd.
3,175,000	3.717%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,h	3,140,815
	National Collegiate Trust
2,105,549	2.699%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,h	2,048,109
	Neuberger Berman CLO XIV, Ltd.
2,660,000	3.832%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,h	2,660,032
	Neuberger Berman CLO, Ltd.
850,000	3.772%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,h	848,957
	Octagon Investment Partners XVI, Ltd.
750,000	3.988%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,h	736,112
	OZLM VIII, Ltd.
1,300,000	3.758%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,h	1,300,993
	Palmer Square Loan Funding, Ltd.
4,270,582	3.442%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,h]	4,266,675
2,200,000	4.349%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,h]	2,199,943
	PPM CLO 3, Ltd.
2,250,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,h	2,249,971
	Preston Ridge Partners Mortgage Trust, LLC
460,088	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,i]	465,002

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Asset-Backed Securities (1.0%) - continued
	Race Point IX CLO, Ltd.
$3,000,000	3.807%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,h	$2,997,969
	Saxon Asset Securities Trust
1,204,048	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	1,181,780
	Shackleton CLO, Ltd.
3,000,000	3.767%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,h]	2,979,042
	SLM Student Loan Trust
1,472,513	2.804%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,429,361
	SoFi Professional Loan Program, LLC
559,505	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	559,146
	TCW GEM II, Ltd.
3,900,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,h	3,899,661
	U.S. Small Business Administration
357,627	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	370,878

	Total	97,391,402

Basic Materials (0.3%)
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[h]	2,816,231
	ArcelorMittal SA
368,000	6.125%, 6/1/2025[g]	418,119
	Braskem Netherlands Finance BV
1,328,000	4.500%, 1/10/2028[h]	1,343,272
	CF Industries, Inc.
1,820,000	3.450%, 6/1/2023[g]	1,824,550
	Dow Chemical Company
700,000	4.800%, 11/30/2028[h]	786,032
	DowDuPont, Inc.
1,475,000	4.493%, 11/15/2025	1,631,219
	Element Solutions, Inc.
1,200,000	5.875%, 12/1/2025[h]	1,249,500
	First Quantum Minerals, Ltd.
1,880,000	7.500%, 4/1/2025[h]	1,790,700
	Glencore Funding, LLC
760,000	4.125%, 5/30/2023[h]	790,149
950,000	4.000%, 3/27/2027[h]	958,889
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,850,338
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,660,874
1,950,000	4.500%, 7/15/2027	1,969,500
	Novelis Corporation
2,135,000	5.875%, 9/30/2026[h]	2,161,687
	Olin Corporation
1,835,000	5.125%, 9/15/2027	1,883,169
	Peabody Securities Finance Corporation
1,665,000	6.375%, 3/31/2025[h]	1,685,812
	Syngenta Finance NV
1,375,000	3.933%, 4/23/2021[h]	1,399,598
	Teck Resources, Ltd.
1,267,000	6.125%, 10/1/2035	1,442,228
	Tronox Finance plc
1,050,000	5.750%, 10/1/2025[h]	1,018,500
	Vale Overseas, Ltd.
1,135,000	6.250%, 8/10/2026	1,289,303
514,000	6.875%, 11/21/2036	617,442
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,543,332
	Weyerhaeuser Company
1,500,000	4.000%, 11/15/2029	1,595,226

	Total	33,725,670

Capital Goods (0.5%)
	AECOM
1,730,000	5.875%, 10/15/2024	1,873,590
	Amsted Industries, Inc.
1,260,000	5.625%, 7/1/2027[h]	1,313,550
	Ardagh Packaging Finance plc
1,810,000	6.000%, 2/15/2025[h]	1,873,350
	Boeing Company
900,000	3.850%, 11/1/2048	938,323
	Bombardier, Inc.
1,785,000	7.500%, 3/15/2025[h]	1,789,998
	Building Materials Corporation of America
1,855,000	6.000%, 10/15/2025[h]	1,968,619
	Cemex SAB de CV
1,740,000	6.125%, 5/5/2025[h]	1,820,475
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,197,362
	CNH Industrial Capital, LLC
1,452,000	4.875%, 4/1/2021	1,502,152
	CNH Industrial NV
1,815,000	3.850%, 11/15/2027	1,811,608
	Covanta Holding Corporation
1,670,000	6.000%, 1/1/2027	1,745,150
	Crown Cork & Seal Company, Inc.
1,670,000	7.375%, 12/15/2026	1,920,500
	H&E Equipment Services, Inc.
1,150,000	5.625%, 9/1/2025	1,182,775
	Huntington Ingalls Industries, Inc.
2,175,000	3.483%, 12/1/2027	2,208,495
	Ingersoll-Rand Luxembourg Finance SA
1,575,000	3.500%, 3/21/2026	1,625,646
	L3 Technologies, Inc.
2,150,000	3.950%, 5/28/2024	2,237,450
	Lockheed Martin Corporation
1,496,000	3.600%, 3/1/2035	1,559,913
1,544,000	4.500%, 5/15/2036	1,771,563
374,000	6.150%, 9/1/2036	505,070
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,650,612
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[h]	1,496,500
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,105,426

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Capital Goods (0.5%) - continued
	Reynolds Group Issuer, Inc.
$1,935,000	5.125%, 7/15/2023[h]	$1,971,281
	Rockwell Collins, Inc.
2,000,000	2.800%, 3/15/2022	2,020,319
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,147,126
605,000	3.650%, 9/15/2023	629,918
668,000	4.200%, 9/15/2028	714,913
	Siemens Financieringsmaatschappij NV
1,055,000	4.200%, 3/16/2047[h]	1,157,274
	Textron, Inc.
1,010,000	3.375%, 3/1/2028	1,013,187
	United Rentals North America, Inc.
1,790,000	5.500%, 7/15/2025	1,863,837
	United Technologies Corporation
1,850,000	4.450%, 11/16/2038	2,073,921
1,900,000	4.050%, 5/4/2047	2,025,307

	Total	50,715,210

Collateralized Mortgage Obligations (0.5%)
	Ajax Mortgage Loan Trust
4,216,507	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,h	4,292,530
	Alternative Loan Trust
833,506	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	704,104
	Angel Oak Mortgage Trust I, LLC
447,846	3.500%, 7/25/2046, Ser. 2016-1, Class A1[h]	451,494
2,643,979	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,h]	2,677,891
	Bayview Koitere Fund Trust
1,830,436	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,h	1,886,516
	BRAVO Residential Funding Trust
664,001	3.500%, 3/25/2058, Ser. 2019-1, Class A1Ch	676,213
	Citigroup Mortgage Loan Trust, Inc.
538,640	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	549,660
	COLT Funding, LLC
1,383,394	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,h]	1,388,445
	Countrywide Alternative Loan Trust
1,090,989	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	952,902
847,043	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	690,038
337,008	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	325,340
2,217,456	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,298,449
	Countrywide Home Loans, Inc.
611,089	5.750%, 4/25/2037, Ser. 2007-3, Class A27	488,870
	Credit Suisse Mortgage Trust
5,106,729	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,h]	5,296,870
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
401,823	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	366,053
	Ellington Financial Mortgage Trust
3,112,704	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,h	3,164,255
	Federal Home Loan Mortgage Corporation
3,913,379	4.000%, 7/15/2031, Ser. 4104, Class KIj	336,522
2,761,076	3.000%, 2/15/2033, Ser. 4170, Class IGj	292,468
	Federal National Mortgage Association
5,408,524	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	625,911
	FWD Securitization Trust
3,500,000	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,c,h]	3,499,725
	Galton Funding Mortgage Trust 2017-1
4,265,941	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,h]	4,371,257
	GCAT 2019-NQM1 Trust
300,000	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[h,i]	301,478
	GS Mortgage-Backed Securities Trust
1,323,846	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ah	1,367,097
	J.P. Morgan Alternative Loan Trust
1,235,022	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,038,687
	J.P. Morgan Mortgage Trust
321,868	4.448%, 6/25/2036, Ser. 2006-A4, Class 1A2[b]	289,065
	MASTR Alternative Loans Trust
1,483,146	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	634,163
	Merrill Lynch Alternative Note Asset Trust
457,711	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	344,371
	Preston Ridge Partners Mortgage, LLC
3,758,498	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,i]	3,802,765
	Pretium Mortgage Credit Partners, LLC
2,034,570	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,i]	2,064,713
	RCO Mortgage, LLC
1,396,617	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,h]	1,421,035
	Renaissance Home Equity Loan Trust
3,394,757	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[i]	1,805,839
	Sequoia Mortgage Trust
1,564,855	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,276,128

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Toorak Mortgage Corporation
$250,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h,i]	$253,752
	Verus Securitization Trust
1,621,734	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,h]	1,615,721
1,014,927	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,h]	1,030,601
	Verus Securitization Trust 2019-2
722,595	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,h]	728,194
1,445,193	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,h]	1,456,376
	WaMu Mortgage Pass Through Certificates
146,134	3.841%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	140,419
553,166	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	540,829

	Total	54,446,746

Commercial Mortgage-Backed Securities (1.6%)
	CSAIL Commercial Mortgage Trust
5,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	6,168,914
	Federal Home Loan Mortgage Corporation - REMIC
22,400,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,k]	24,859,531
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,750,000	3.422%, 2/25/2052, Ser. K090, Class A2	6,183,405
8,000,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,k]	8,884,823
13,400,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,k]	14,752,538
12,250,000	3.505%, 3/25/2029, Ser. K091, Class A2[k]	13,271,787
1,333,053	3.000%, 3/15/2045, Ser. 4741, Class GA	1,363,270
	Federal National Mortgage Association
9,600,000	3.410%, 5/1/2028	10,176,845
5,700,000	3.640%, 6/1/2028	6,136,910
3,987,724	3.730%, 6/1/2028	4,339,148
2,400,000	3.710%, 7/1/2028	2,604,143
	Federal National Mortgage Association - ACES
3,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	3,828,307
7,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	7,491,395
5,750,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	6,226,614
9,025,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	9,838,421
	Federal National Mortgage Association Grantor Trust
7,564,532	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	7,725,246
	GS Mortgage Securities Trust
3,468,863	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	3,645,828
6,600,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	6,970,498
2,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	2,079,584
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	5,584,377
	UBS Commercial Mortgage Trust
5,500,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	6,107,519
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	4,238,083

	Total	162,477,186

Communications Services (1.0%)
	AMC Networks, Inc.
1,865,000	5.000%, 4/1/2024	1,913,956
	American Tower Corporation
1,930,000	3.300%, 2/15/2021	1,953,554
	AT&T, Inc.
1,115,000	3.800%, 3/1/2024	1,172,427
1,280,000	4.100%, 2/15/2028	1,356,038
1,825,000	4.350%, 3/1/2029	1,957,836
1,037,000	4.300%, 2/15/2030	1,107,362
1,475,000	5.250%, 3/1/2037	1,654,031
2,210,000	4.900%, 8/15/2037	2,387,042
1,140,000	6.350%, 3/15/2040	1,402,787
1,300,000	5.550%, 8/15/2041	1,499,074
772,000	4.750%, 5/15/2046	811,644
1,630,000	5.450%, 3/1/2047	1,870,588
	British Sky Broadcasting Group plc
1,450,000	3.125%, 11/26/2022[h]	1,485,865
	British Telecommunications plc
1,475,000	4.500%, 12/4/2023	1,578,102
	CCO Holdings, LLC
2,200,000	5.875%, 4/1/2024[h]	2,299,000
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[h]	1,363,375
	Charter Communications Operating, LLC
700,000	4.500%, 2/1/2024	745,059
1,800,000	4.200%, 3/15/2028	1,868,936
1,525,000	6.484%, 10/23/2045	1,795,202
	Clear Channel Worldwide Holdings, Inc.
1,920,000	6.500%, 11/15/2022	1,953,600
	Comcast Corporation
1,550,000	4.950%, 10/15/2058	1,889,108
800,000	4.049%, 11/1/2052	848,340
1,225,000	2.750%, 3/1/2023	1,242,570
900,000	3.950%, 10/15/2025	970,422
1,500,000	4.250%, 10/15/2030	1,670,723
3,265,000	4.400%, 8/15/2035	3,633,642
1,305,000	4.750%, 3/1/2044	1,520,259
550,000	4.600%, 8/15/2045	624,472

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Communications Services (1.0%) - continued
	Cox Communications, Inc.
$1,815,000	3.350%, 9/15/2026[h]	$1,833,913
748,000	4.600%, 8/15/2047[h]	757,039
	Crown Castle International Corporation
1,158,000	5.250%, 1/15/2023	1,260,458
1,496,000	3.200%, 9/1/2024	1,526,955
	Discovery Communications, LLC
1,850,000	4.900%, 3/11/2026	2,025,554
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[g,h]	2,630,062
	Level 3 Communications, Inc.
2,270,000	5.375%, 1/15/2024	2,318,238
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,027,337
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,053,819
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[h]	2,886,697
	Netflix, Inc.
1,860,000	4.875%, 4/15/2028	1,922,775
	Nexstar Escrow Corporation
1,403,000	5.625%, 8/1/2024[h]	1,453,452
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	766,941
	Sirius XM Radio, Inc.
1,760,000	5.000%, 8/1/2027[h]	1,790,624
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,111,063
	Sprint Corporation
1,680,000	7.625%, 2/15/2025	1,787,100
	Telefonica Emisiones SAU
900,000	4.570%, 4/27/2023	972,878
1,765,000	4.665%, 3/6/2038	1,832,779
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,003,123
	T-Mobile USA, Inc.
2,870,000	4.500%, 2/1/2026	2,938,163
	Verizon Communications, Inc.
1,739,000	5.150%, 9/15/2023	1,941,076
1,876,000	3.376%, 2/15/2025	1,957,611
	3.618%, (LIBOR 3M + 1.100%),
820,000	5/15/2025[b]	830,537
1,920,000	4.016%, 12/3/2029[h]	2,079,592
1,165,000	4.272%, 1/15/2036	1,260,740
2,992,000	4.862%, 8/21/2046	3,482,184
355,000	4.522%, 9/15/2048	396,497
	Viacom, Inc.
735,000	4.250%, 9/1/2023	777,261
1,427,000	6.875%, 4/30/2036	1,806,686
1,140,000	5.850%, 9/1/2043	1,345,005
	Virgin Media Secured Finance plc
1,815,000	5.250%, 1/15/2026[h]	1,859,849
	Vodafone Group plc
1,600,000	4.875%, 6/19/2049	1,677,746
	Walt Disney Company
2,505,000	6.400%, 12/15/2035[h]	3,433,014

	Total	102,321,782

Consumer Cyclical (0.7%)
	Allison Transmission, Inc.
2,000,000	5.000%, 10/1/2024[h]	2,040,000
	Amazon.com, Inc.
935,000	3.150%, 8/22/2027	982,399
1,870,000	3.875%, 8/22/2037	2,061,303
1,122,000	4.050%, 8/22/2047	1,268,072
	Brookfield Property REIT, Inc.
990,000	5.750%, 5/15/2026[h]	1,019,700
	Cinemark USA, Inc.
1,725,000	4.875%, 6/1/2023	1,746,562
	D.R. Horton, Inc.
1,515,000	2.550%, 12/1/2020	1,515,224
	Daimler Finance North America, LLC
150,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	150,025
	Delphi Jersey Holdings plc
2,010,000	5.000%, 10/1/2025[h]	1,788,900
	Ford Motor Credit Company, LLC
570,000	3.200%, 1/15/2021	571,639
1,650,000	5.596%, 1/7/2022	1,747,096
575,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	565,725
1,650,000	2.979%, 8/3/2022	1,631,922
	General Motors Company
1,500,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,495,535
1,800,000	5.000%, 10/1/2028	1,890,412
	General Motors Financial Company, Inc.
772,000	4.200%, 3/1/2021	789,133
10,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	9,995
1,635,000	3.150%, 6/30/2022	1,644,941
760,000	3.950%, 4/13/2024	776,112
	Hanesbrands, Inc.
1,400,000	4.875%, 5/15/2026[h]	1,452,346
	Home Depot, Inc.
1,755,000	5.400%, 9/15/2040	2,204,417
1,140,000	4.250%, 4/1/2046	1,285,987
1,870,000	3.900%, 6/15/2047	2,014,288
	Hyundai Capital America
2,250,000	3.000%, 6/20/2022[h]	2,256,938
	L Brands, Inc.
880,000	5.625%, 2/15/2022	919,697
910,000	6.694%, 1/15/2027	891,800
	Landry’s, Inc.
1,795,000	6.750%, 10/15/2024[h]	1,848,850
	Lear Corporation
1,219,000	5.250%, 1/15/2025	1,264,750
	Lennar Corporation
925,000	4.125%, 1/15/2022	949,004
1,895,000	4.875%, 12/15/2023	1,996,856
585,000	4.500%, 4/30/2024	614,981
	Live Nation Entertainment, Inc.
585,000	5.375%, 6/15/2022[h]	592,312
1,300,000	5.625%, 3/15/2026[h]	1,363,375
	Macy’s Retail Holdings, Inc.
2,000,000	2.875%, 2/15/2023	1,957,661
	Mastercard, Inc.
1,070,000	3.950%, 2/26/2048	1,183,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Consumer Cyclical (0.7%) - continued
	Mattamy Group Corporation
$1,260,000	6.500%, 10/1/2025[h]	$1,327,725
	McDonald’s Corporation
1,755,000	4.450%, 3/1/2047	1,922,356
	MGM Resorts International
1,940,000	6.000%, 3/15/2023	2,102,475
	Navistar International Corporation
1,600,000	6.625%, 11/1/2025[h]	1,676,000
	New Red Finance, Inc.
2,420,000	4.250%, 5/15/2024[h]	2,447,225
	Prime Security Services Borrower, LLC
843,000	9.250%, 5/15/2023[h]	885,319
	ServiceMaster Company, LLC
1,700,000	5.125%, 11/15/2024[h]	1,748,875
	Six Flags Entertainment Corporation
1,810,000	4.875%, 7/31/2024[h]	1,837,150
	Viking Cruises, Ltd.
1,290,000	5.875%, 9/15/2027[h]	1,306,125
	Volkswagen Group of America Finance, LLC
1,800,000	4.250%, 11/13/2023[h]	1,894,032
	Walmart, Inc.
1,300,000	3.250%, 7/8/2029	1,370,614
	Yum! Brands, Inc.
2,050,000	5.000%, 6/1/2024[h]	2,116,625

	Total	67,126,009

Consumer Non-Cyclical (1.3%)
	Abbott Laboratories
380,000	2.900%, 11/30/2021	386,181
665,000	3.400%, 11/30/2023	693,381
1,445,000	4.750%, 11/30/2036	1,712,569
	AbbVie, Inc.
1,910,000	3.600%, 5/14/2025	1,975,627
726,000	4.700%, 5/14/2045	741,450
	Albertson’s Companies, LLC
1,980,000	7.500%, 3/15/2026[h]	2,113,650
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	767,750
875,000	4.400%, 2/14/2026	935,345
875,000	2.625%, 9/16/2026	838,945
2,100,000	5.800%, 2/14/2039	2,357,638
	Amgen, Inc.
100,000	3.125%, 5/1/2025	102,258
	Anheuser-Busch Companies, LLC
1,228,000	3.650%, 2/1/2026	1,291,574
3,040,000	4.700%, 2/1/2036	3,342,986
	Anheuser-Busch InBev Worldwide, Inc.
3,525,000	4.750%, 4/15/2058	3,723,070
1,740,000	4.375%, 4/15/2038	1,841,996
415,000	4.600%, 4/15/2048	445,651
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	2,033,537
	BAT Capital Corporation
1,122,000	3.222%, 8/15/2024	1,131,098
1,496,000	4.540%, 8/15/2047	1,386,021
	Baxalta, Inc.
721,000	4.000%, 6/23/2025	766,100
	Bayer U.S. Finance II, LLC
1,630,000	4.250%, 12/15/2025[h]	1,723,644
600,000	4.875%, 6/25/2048[h]	615,435
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,671,163
1,800,000	3.700%, 6/6/2027	1,880,082
1,122,000	4.669%, 6/6/2047	1,255,807
	Boston Scientific Corporation
1,025,000	3.850%, 5/15/2025	1,089,711
800,000	4.000%, 3/1/2028	859,375
1,140,000	7.375%, 1/15/2040	1,624,044
	Bunge, Ltd. Finance Corporation
800,000	3.500%, 11/24/2020	807,298
	Cargill, Inc.
1,650,000	3.250%, 5/23/2029[h]	1,711,731
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,050,031
	Centene Corporation
2,050,000	4.750%, 1/15/2025	2,116,030
	Cigna Corporation
405,000	3.487%, (LIBOR 3M + 0.890%), 7/15/2023[b,h]	404,649
1,200,000	4.125%, 11/15/2025[h]	1,274,421
2,950,000	3.050%, 10/15/2027	2,918,677
1,500,000	4.800%, 8/15/2038[h]	1,615,087
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,225,745
	Conagra Brands, Inc.
725,000	3.800%, 10/22/2021	744,895
1,210,000	4.300%, 5/1/2024	1,282,692
	Constellation Brands, Inc.
1,450,000	3.600%, 2/15/2028	1,494,509
	CVS Health Corporation
714,000	3.700%, 3/9/2023	737,095
400,000	4.000%, 12/5/2023	418,474
1,780,000	4.100%, 3/25/2025	1,876,344
2,560,000	4.875%, 7/20/2035	2,677,923
3,035,000	4.780%, 3/25/2038	3,163,293
1,630,000	5.050%, 3/25/2048	1,733,610
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[h]	1,532,867
	Energizer Holdings, Inc.
1,849,000	5.500%, 6/15/2025[h]	1,872,112
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	769,025
1,600,000	4.800%, 7/15/2046	1,698,651
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[h]	403,659
	HCA, Inc.
2,610,000	5.375%, 2/1/2025	2,817,169
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[h]	1,769,671
	JBS USA, LLC
1,820,000	5.750%, 6/15/2025[h]	1,892,800
	Keurig Dr Pepper, Inc.
1,275,000	3.551%, 5/25/2021	1,301,888
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	2,024,734
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,584,674

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Consumer Non-Cyclical (1.3%) - continued
	Kraft Heinz Foods Company
$1,900,000	3.375%, 6/15/2021	$1,931,186
	Kroger Company
935,000	2.800%, 8/1/2022	944,032
	Medtronic, Inc.
3,820,000	4.375%, 3/15/2035	4,395,394
129,000	4.625%, 3/15/2045	156,153
	Merck & Company, Inc.
330,000	3.700%, 2/10/2045	348,637
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[h]	1,554,827
	Mylan, Inc.
450,000	3.125%, 1/15/2023[h]	437,149
	Nestle Holdings, Inc.
2,850,000	3.900%, 9/24/2038[h]	3,113,687
	Par Pharmaceutical, Inc.
910,000	7.500%, 4/1/2027[h]	894,075
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,587,228
	Perrigo Finance Unlimited Company
1,550,000	4.900%, 12/15/2044	1,340,880
	Post Holdings, Inc.
1,320,000	5.500%, 3/1/2025[h]	1,362,900
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,567,476
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[h]	1,294,111
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,257,303
	Simmons Foods, Inc.
1,950,000	5.750%, 11/1/2024[h]	1,774,500
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[h]	1,766,279
1,060,000	2.650%, 10/3/2021[h]	1,044,526
	Spectrum Brands, Inc.
1,580,000	5.750%, 7/15/2025	1,641,225
	Tenet Healthcare Corporation
1,850,000	4.625%, 7/15/2024	1,873,125
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	976,063
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	774,863
	UnitedHealth Group, Inc.
1,815,000	2.950%, 10/15/2027	1,844,907
3,450,000	4.625%, 7/15/2035	3,965,751
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[h]	4,590,000
	Zimmer Biomet Holdings, Inc.
1,300,000	3.550%, 4/1/2025	1,339,437
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,810,356

	Total	135,811,912

Energy (1.1%)
	Alliance Resource Operating Partners, LP
1,050,000	7.500%, 5/1/2025[h]	1,102,500
	Anadarko Petroleum Corporation
1,796,000	4.850%, 3/15/2021	1,858,755
	Antero Resources Corporation
310,000	5.125%, 12/1/2022	297,600
1,500,000	5.625%, 6/1/2023	1,449,375
	BP Capital Markets America, Inc.
415,000	3.119%, 5/4/2026	422,743
	BP Capital Markets plc
2,285,000	3.535%, 11/4/2024	2,409,086
2,550,000	3.279%, 9/19/2027	2,633,752
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[h]	1,133,980
	Cenovus Energy, Inc.
1,800,000	5.400%, 6/15/2047	1,946,495
	Cheniere Corpus Christi Holdings, LLC
1,810,000	7.000%, 6/30/2024	2,081,681
2,245,000	5.875%, 3/31/2025	2,500,369
	Cheniere Energy Partners, LP
1,930,000	5.625%, 10/1/2026[h]	2,036,150
	Chesapeake Energy Corporation
1,770,000	7.000%, 10/1/2024	1,588,575
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,625,207
	Continental Resources, Inc.
1,472,000	5.000%, 9/15/2022	1,483,547
1,550,000	4.375%, 1/15/2028	1,631,673
	Devon Energy Corporation
1,200,000	5.000%, 6/15/2045	1,373,109
	Diamondback Energy, Inc.
1,230,000	4.750%, 11/1/2024	1,262,287
770,000	5.375%, 5/31/2025	808,500
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,190,166
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,124,352
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,303,482
	Energy Transfer Operating, LP
730,000	4.200%, 9/15/2023	765,021
1,600,000	6.000%, 6/15/2048	1,824,402
	Energy Transfer Partners, LP
970,000	4.900%, 3/15/2035	975,750
800,000	5.150%, 2/1/2043	803,719
	Eni SPA
1,500,000	4.000%, 9/12/2023[h]	1,562,311
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	759,500
2,659,000	4.850%, 7/15/2026	2,678,942
	EQM Midstream Partners LP
1,600,000	4.750%, 7/15/2023	1,658,305
	EQT Corporation
425,000	4.875%, 11/15/2021	444,304
1,100,000	3.000%, 10/1/2022	1,091,057
1,726,000	3.900%, 10/1/2027	1,631,545
	Hess Corporation
2,515,000	3.500%, 7/15/2024	2,530,507
1,090,000	6.000%, 1/15/2040	1,192,871
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,167,640

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Energy (1.1%) - continued
$1,870,000	6.500%, 9/1/2039	$2,299,648
	Kinder Morgan, Inc.
50,000	6.500%, 9/15/2020	52,395
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,188,402
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,140,990
1,250,000	6.600%, 10/1/2037	1,542,947
	Marathon Petroleum Corporation
2,244,000	4.750%, 12/15/2023	2,419,627
846,000	6.500%, 3/1/2041	1,054,217
	MPLX, LP
1,425,000	4.875%, 12/1/2024	1,550,463
2,244,000	4.875%, 6/1/2025	2,437,525
	Nabors Industries, Inc.
1,195,000	5.750%, 2/1/2025	1,059,069
	Newfield Exploration Company
1,725,000	5.625%, 7/1/2024	1,908,955
	Noble Energy, Inc.
1,850,000	5.050%, 11/15/2044	1,965,856
	Parsley Energy, LLC
1,405,000	5.625%, 10/15/2027[h]	1,468,225
	Petrobras Global Finance BV
1,600,000	7.375%, 1/17/2027	1,837,600
	Petroleos Mexicanos
1,200,000	4.875%, 1/24/2022	1,195,800
	Phillips 66
1,450,000	3.900%, 3/15/2028	1,522,901
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	811,615
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,740,431
	Precision Drilling Corporation
760,000	7.125%, 1/15/2026[h]	735,300
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,629,974
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,220,802
1,300,000	5.625%, 4/15/2023	1,415,431
1,500,000	5.750%, 5/15/2024	1,667,558
	Schlumberger Holdings Corporation
1,630,000	4.000%, 12/21/2025[h]	1,724,335
	Southwestern Energy Company
1,780,000	7.500%, 4/1/2026	1,686,336
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,032,552
	Sunoco, LP
860,000	5.500%, 2/15/2026	895,475
1,285,000	5.875%, 3/15/2028	1,331,581
	Tallgrass Energy Partners, LP
2,200,000	5.500%, 1/15/2028[h]	2,224,750
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	988,504
	Transocean, Inc.
1,885,000	7.250%, 11/1/2025[h]	1,786,038
	W&T Offshore, Inc.
965,000	9.750%, 11/1/2023[h]	923,988
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,514,973
	Williams Companies, Inc.
1,815,000	7.500%, 1/15/2031	2,347,149
	Williams Partners, LP
950,000	4.000%, 11/15/2021	980,681
560,000	3.600%, 3/15/2022	574,886
935,000	4.500%, 11/15/2023	998,048
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[h]	1,872,203
735,000	3.700%, 3/15/2028[h]	735,442
	WPX Energy, Inc.
1,645,000	5.750%, 6/1/2026	1,702,575

	Total	111,534,505

Financials (2.5%)
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,305,119
	AerCap Ireland Capital, Ltd.
1,870,000	5.000%, 10/1/2021	1,960,719
1,240,000	3.500%, 1/15/2025	1,246,596
	Aircastle, Ltd.
1,700,000	5.000%, 4/1/2023	1,797,923
	Ally Financial, Inc.
1,825,000	5.750%, 11/20/2025	2,018,724
	American International Group, Inc.
60,000	4.125%, 2/15/2024	63,539
2,245,000	3.750%, 7/10/2025	2,349,146
2,085,000	3.900%, 4/1/2026	2,181,239
	Aviation Capital Group, LLC
1,300,000	2.875%, 1/20/2022[h]	1,308,853
	Avolon Holdings Funding, Ltd.
800,000	5.250%, 5/15/2024[h]	852,720
	Banco Santander SA
1,400,000	3.724%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,394,112
	Bank of America Corporation
700,000	3.499%, 5/17/2022[b]	713,833
1,280,000	3.300%, 1/11/2023	1,319,503
1,490,000	2.881%, 4/24/2023[b]	1,508,308
1,520,000	4.000%, 4/1/2024	1,618,980
1,800,000	4.200%, 8/26/2024	1,913,690
4,020,000	4.000%, 1/22/2025	4,226,000
1,800,000	3.458%, 3/15/2025[b]	1,867,358
1,825,000	3.093%, 10/1/2025[b]	1,869,059
1,125,000	3.500%, 4/19/2026	1,177,620
2,244,000	4.183%, 11/25/2027	2,380,461
1,550,000	3.824%, 1/20/2028[b]	1,640,168
	Bank of Nova Scotia
1,550,000	2.700%, 3/7/2022	1,570,232
	Barclays Bank plc
386,000	10.179%, 6/12/2021[h]	436,781
	Barclays plc
2,415,000	3.250%, 1/12/2021	2,432,331
1,575,000	4.610%, 2/15/2023[b]	1,632,117
83,000	3.650%, 3/16/2025	83,418
	Boston Properties, LP
950,000	4.500%, 12/1/2028	1,054,202
	BPCE SA
975,000	3.000%, 5/22/2022[h]	983,845
2,541,000	3.500%, 10/23/2027[h]	2,587,188
	Camden Property Trust
1,975,000	3.150%, 7/1/2029	2,005,530

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Financials (2.5%) - continued
	Capital One Financial Corporation
$1,520,000	3.050%, 3/9/2022	$1,543,183
1,800,000	4.200%, 10/29/2025	1,889,808
	CIT Group, Inc.
1,770,000	5.000%, 8/15/2022	1,871,775
	Citigroup, Inc.
855,000	2.700%, 3/30/2021	859,102
150,000	2.750%, 4/25/2022	151,442
850,000	4.050%, 7/30/2022	886,609
1,075,000	3.142%, 1/24/2023[b]	1,092,681
2,515,000	4.400%, 6/10/2025	2,684,034
1,520,000	3.200%, 10/21/2026	1,550,911
2,244,000	3.668%, 7/24/2028[b]	2,340,812
1,140,000	4.125%, 7/25/2028	1,204,387
1,815,000	3.520%, 10/27/2028[b]	1,872,118
978,000	4.650%, 7/23/2048	1,137,270
	CNA Financial Corporation
650,000	3.900%, 5/1/2029	683,184
	Comerica, Inc.
45,000	3.700%, 7/31/2023	47,072
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[h]	2,137,773
	Commonwealth Bank of Australia
2,140,000	3.110%, (LIBOR 3M + 0.700%), 3/16/2023[b,h]	2,148,877
	Compass Bank
1,350,000	3.500%, 6/11/2021	1,375,451
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	2,047,905
988,000	4.625%, 12/1/2023	1,057,907
	Credit Suisse Group AG
200,000	2.997%, 12/14/2023[b,h]	201,622
900,000	7.250%, 9/12/2025[b,h,l]	967,500
1,385,000	3.869%, 1/12/2029[b,h]	1,427,179
	Credit Suisse Group Funding (Guernsey), Ltd.
236,000	3.125%, 12/10/2020	237,795
	Credit Suisse Group Funding, Ltd.
1,544,000	3.750%, 3/26/2025	1,611,644
	Deutsche Bank AG
876,000	2.700%, 7/13/2020	872,238
2,300,000	3.375%, 5/12/2021	2,289,613
950,000	4.250%, 10/14/2021	962,476
300,000	4.875%, 12/1/2032[b]	260,703
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,788,772
738,000	3.100%, 6/4/2020	741,532
1,670,000	4.682%, 8/9/2028[b]	1,730,554
	Duke Realty, LP
330,000	3.875%, 2/15/2021	337,032
960,000	4.375%, 6/15/2022	1,009,370
	ERP Operating, LP
337,000	3.375%, 6/1/2025	352,311
	Fidelity National Financial, Inc.
1,300,000	5.500%, 9/1/2022	1,406,509
	Fifth Third Bancorp
1,200,000	2.600%, 6/15/2022	1,207,844
	Five Corners Funding Trust
3,070,000	4.419%, 11/15/2023[h]	3,289,465
	GE Capital International Funding Company
5,580,000	4.418%, 11/15/2035	5,502,771
	Goldman Sachs Group, Inc.
2,600,000	5.375%, 5/10/2020[b,l]	2,614,300
2,863,000	5.250%, 7/27/2021	3,023,715
2,150,000	2.876%, 10/31/2022[b]	2,167,083
1,496,000	2.908%, 6/5/2023[b]	1,512,057
1,000,000	3.625%, 2/20/2024	1,042,581
2,600,000	3.691%, 6/5/2028[b]	2,685,107
3,130,000	4.750%, 10/21/2045	3,588,569
	Hartford Financial Services Group, Inc.
2,660,000	5.125%, 4/15/2022	2,851,484
	HCP, Inc.
1,930,000	4.000%, 12/1/2022	2,019,466
660,000	3.400%, 2/1/2025	674,411
	Hilton Worldwide Finance, LLC
1,790,000	4.625%, 4/1/2025	1,832,512
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,715,493
1,475,000	6.875%, 6/1/2021[b,l]	1,556,125
1,225,000	2.650%, 1/5/2022	1,229,393
1,850,000	3.803%, 3/11/2025[b]	1,926,645
1,460,000	3.900%, 5/25/2026	1,527,791
	Icahn Enterprises, LP
345,000	6.750%, 2/1/2024	358,369
1,215,000	6.375%, 12/15/2025	1,240,272
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,145,127
1,300,000	4.100%, 10/2/2023	1,372,721
	International Lease Finance Corporation
750,000	5.875%, 8/15/2022	816,719
	Iron Mountain, Inc.
1,840,000	6.000%, 8/15/2023	1,890,600
	J.P. Morgan Chase & Company
900,000	2.295%, 8/15/2021	899,758
1,950,000	2.700%, 5/18/2023	1,969,247
825,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	837,470
1,320,000	3.625%, 5/13/2024	1,389,843
1,550,000	3.875%, 9/10/2024	1,628,744
2,585,000	3.125%, 1/23/2025	2,654,547
3,200,000	3.900%, 7/15/2025	3,415,251
1,475,000	4.203%, 7/23/2029[b]	1,611,920
1,150,000	4.452%, 12/5/2029[b]	1,278,990
2,240,000	3.882%, 7/24/2038[b]	2,345,852
	Kimco Realty Corporation
2,992,000	3.300%, 2/1/2025	3,045,125
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[h]	1,224,387
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[h]	804,652
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,295,560
	Lloyds Bank plc
850,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	849,670
	Lloyds Banking Group plc
1,815,000	2.907%, 11/7/2023[b]	1,813,226

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Financials (2.5%) - continued
	Marsh & McLennan Companies, Inc.
$1,300,000	3.875%, 3/15/2024	$1,378,355
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[h]	1,253,016
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,395,090
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,193,436
2,160,000	3.455%, 3/2/2023	2,219,869
1,870,000	3.287%, 7/25/2027	1,930,818
	Morgan Stanley
760,000	5.550%, 7/15/2020[b,l]	768,360
945,000	2.500%, 4/21/2021	946,604
905,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	914,554
1,683,000	2.750%, 5/19/2022	1,700,470
670,000	4.875%, 11/1/2022	717,217
1,450,000	3.125%, 1/23/2023	1,482,187
1,530,000	4.000%, 7/23/2025	1,637,840
1,925,000	4.350%, 9/8/2026	2,063,405
2,244,000	3.591%, 7/22/2028[b]	2,335,513
1,440,000	3.772%, 1/24/2029[b]	1,517,149
	MPT Operating Partnership, LP
1,800,000	6.375%, 3/1/2024	1,885,500
	Nasdaq, Inc.
55,000	3.850%, 6/30/2026	57,643
	Nationwide Building Society
950,000	3.622%, 4/26/2023[b,h]	967,278
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[h]	1,121,722
	Park Aerospace Holdings, Ltd.
800,000	4.500%, 3/15/2023[h]	827,648
	Quicken Loans, Inc.
1,905,000	5.750%, 5/1/2025[h]	1,961,540
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,593,563
	Regency Centers, LP
2,100,000	4.125%, 3/15/2028	2,243,361
	Reinsurance Group of America, Inc.
1,100,000	4.700%, 9/15/2023	1,190,062
1,000,000	3.900%, 5/15/2029	1,037,507
	Royal Bank of Scotland Group plc
525,000	6.125%, 12/15/2022	566,196
650,000	6.100%, 6/10/2023	705,395
1,000,000	3.875%, 9/12/2023	1,025,625
1,745,000	5.125%, 5/28/2024	1,841,625
1,550,000	4.269%, 3/22/2025[b]	1,602,515
1,375,000	4.445%, 5/8/2030[b]	1,426,293
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,353,216
	Simon Property Group, LP
1,400,000	2.750%, 2/1/2023	1,417,937
1,520,000	4.250%, 11/30/2046	1,682,711
	SITE Centers Corporation
498,000	4.625%, 7/15/2022	518,635
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[h]	1,182,621
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[h]	2,476,942
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,296,192
1,090,000	3.102%, 1/17/2023	1,109,051
1,140,000	3.010%, 10/19/2026	1,153,482
	Synchrony Financial
590,000	4.250%, 8/15/2024	614,443
1,850,000	3.950%, 12/1/2027	1,847,021
	UBS Group Funding Jersey, Ltd.
1,158,000	4.125%, 9/24/2025[h]	1,235,164
	UBS Group Funding Switzerland AG
110,000	3.491%, 5/23/2023[h]	112,736
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,576,697
1,790,000	4.000%, 3/1/2028	1,885,715
	Voya Financial, Inc.
2,618,000	3.125%, 7/15/2024	2,660,201
	Wells Fargo & Company
1,680,000	2.625%, 7/22/2022	1,692,773
1,520,000	3.450%, 2/13/2023	1,561,562
1,550,000	4.125%, 8/15/2023	1,636,282
1,320,000	3.000%, 2/19/2025	1,341,503
125,000	3.000%, 4/22/2026	126,401
1,475,000	3.000%, 10/23/2026	1,490,614
2,680,000	4.900%, 11/17/2045	3,109,098
	Welltower, Inc.
610,000	3.950%, 9/1/2023	641,440
	ZB NA
1,550,000	3.500%, 8/27/2021	1,581,508

	Total	250,944,628

Foreign Government (<0.1%)
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[h]	1,266,953

	Total	1,266,953

Mortgage-Backed Securities (8.6%)
	Federal Home Loan Mortgage Corporation - REMIC
5,478,570	3.000%, 3/15/2033, Ser. 4180, Class PIj	637,704
	Federal National Mortgage Association - REMIC
10,196,150	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	770,261
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
255,700,000	3.500%, 7/1/2034[e]	263,916,746
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,145,497	4.290%, (LIBOR 12M + 1.540%), 7/1/2043[b]	1,177,754
642,151	4.332%, (LIBOR 12M + 1.550%), 7/1/2043[b]	663,382
274,514	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	282,850
88,950,000	3.000%, 7/1/2049[e]	89,668,183
221,075,000	3.500%, 7/1/2049[e]	225,945,559
209,509,750	4.000%, 7/1/2049[e]	216,486,588

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
Mortgage-Backed Securities (8.6%) - continued
	Government National Mortgage Association Conventional 30-Yr. Pass Through
$80,000,000	4.500%, 7/1/2049[e]	$83,385,938

	Total	882,934,965

Technology (0.6%)
	Apple, Inc.
1,500,000	3.200%, 5/11/2027	1,563,271
1,405,000	3.000%, 11/13/2027	1,445,325
2,570,000	3.750%, 9/12/2047	2,689,458
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	766,864
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,120,257
	Broadcom Corporation
1,146,000	3.875%, 1/15/2027	1,123,508
1,350,000	3.500%, 1/15/2028	1,281,002
	CommScope Technologies Finance, LLC
2,220,000	6.000%, 6/15/2025[h]	2,080,606
	Diamond 1 Finance Corporation
1,870,000	5.450%, 6/15/2023[h]	2,015,493
2,860,000	6.020%, 6/15/2026[h]	3,153,969
	Equinix, Inc.
1,825,000	5.750%, 1/1/2025	1,899,825
	Harland Clarke Holdings Corporation
1,755,000	8.375%, 8/15/2022[h]	1,489,556
	Hewlett Packard Enterprise Company
1,600,000	3.318%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,600,229
760,000	4.400%, 10/15/2022	801,388
	Inception Merger Sub, Inc.
1,000,000	8.625%, 11/15/2024[g,h]	917,500
	Intel Corporation
925,000	3.700%, 7/29/2025	991,212
1,737,000	4.100%, 5/19/2046	1,911,133
	Marvell Technology Group, Ltd.
950,000	4.200%, 6/22/2023	988,929
1,265,000	4.875%, 6/22/2028	1,340,433
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	3,042,446
2,400,000	4.200%, 11/3/2035	2,749,819
4,500,000	3.700%, 8/8/2046	4,840,235
1,850,000	4.250%, 2/6/2047	2,192,969
	NXP BV/NXP Funding, LLC
1,500,000	4.875%, 3/1/2024[h]	1,607,580
	Oracle Corporation
1,544,000	2.400%, 9/15/2023	1,545,494
3,565,000	2.950%, 5/15/2025	3,666,501
1,815,000	3.850%, 7/15/2036	1,923,850
	Plantronics, Inc.
1,650,000	5.500%, 5/31/2023[h]	1,641,750
	SS&C Technologies, Inc.
1,580,000	5.500%, 9/30/2027[h]	1,639,250
	Texas Instruments, Inc.
1,630,000	4.150%, 5/15/2048	1,858,165
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	388,150
748,000	3.125%, 8/15/2027	749,248
	VMware, Inc.
450,000	2.950%, 8/21/2022	453,457
	Western Digital Corporation
2,250,000	4.750%, 2/15/2026[g]	2,207,363

	Total	59,686,235

Transportation (0.1%)
	Air Canada Pass Through Trust
391,911	3.875%, 3/15/2023[h]	395,869
	Air Lease Corporation
610,000	3.500%, 1/15/2022	624,479
	Boeing Company
2,550,000	3.600%, 5/1/2034	2,659,960
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,474,950
1,720,000	5.050%, 3/1/2041	2,084,257
1,175,000	4.450%, 3/15/2043	1,339,937
	CSX Corporation
119,000	3.700%, 11/1/2023	125,177
	Delta Air Lines, Inc.
830,000	2.875%, 3/13/2020	830,983
	Penske Truck Leasing Company, LP
1,350,000	3.375%, 2/1/2022[h]	1,375,854
	United Continental Holdings, Inc.
1,850,000	4.875%, 1/15/2025	1,896,250
	XPO Logistics, Inc.
1,703,000	6.750%, 8/15/2024[h]	1,815,824

	Total	14,623,540

U.S. Government & Agencies (8.9%)
	U.S. Treasury Bonds
7,285,000	2.250%, 11/15/2027	7,453,750
76,750,000	2.875%, 5/15/2028	82,362,344
19,535,000	5.250%, 11/15/2028	24,971,224
2,975,000	4.375%, 5/15/2040	3,958,377
1,340,000	3.000%, 5/15/2042	1,465,887
68,926,000	2.500%, 5/15/2046	68,438,672
5,600,000	2.875%, 5/15/2049	5,998,125
	U.S. Treasury Bonds, TIPS
142,275	2.375%, 1/15/2025	158,976
100,445	2.125%, 2/15/2040	128,573
	U.S. Treasury Notes
12,650,000	1.000%, 10/15/2019	12,609,481
92,255,000	1.500%, 10/31/2019[m]	92,067,607
58,185,000	1.750%, 11/30/2019	58,091,813
5,080,000	2.250%, 3/31/2020	5,088,334
63,255,000	1.375%, 9/30/2020	62,842,360
14,000,000	2.750%, 11/30/2020	14,172,813
1,015,000	1.875%, 12/15/2020	1,015,317
34,200,000	2.500%, 2/28/2021	34,574,063
5,000,000	1.375%, 5/31/2021	4,961,328
36,909,000	1.125%, 8/31/2021	36,411,594
4,300,000	2.500%, 1/15/2022	4,379,953
22,855,000	1.875%, 7/31/2022	22,949,634
16,300,000	2.000%, 11/30/2022	16,441,988
4,910,000	2.500%, 3/31/2023	5,045,025
82,790,000	2.500%, 1/31/2024	85,470,973
27,885,000	2.125%, 7/31/2024	28,343,577
33,950,000	2.250%, 11/15/2024	34,724,484
27,685,000	2.125%, 11/30/2024	28,145,696
56,830,000	2.625%, 1/31/2026	59,493,906

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.4%)	Value
U.S. Government & Agencies (8.9%) - continued
$98,850,000	2.500%, 2/28/2026	$102,753,803

	Total	904,519,677

Utilities (0.7%)
	Ameren Illinois Company
830,000	4.500%, 3/15/2049	970,758
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,590,211
	Appalachian Power Company
750,000	3.300%, 6/1/2027	763,685
	Atmos Energy Corporation
135,000	3.000%, 6/15/2027	137,266
	Berkshire Hathaway Energy Company
1,165,000	4.500%, 2/1/2045	1,311,138
	Calpine Corporation
1,835,000	5.375%, 1/15/2023	1,855,644
	CenterPoint Energy, Inc.
605,000	3.850%, 2/1/2024	634,257
900,000	4.250%, 11/1/2028	972,193
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,124,658
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,327,046
	Consolidated Edison Company of New York, Inc.
2,650,000	4.125%, 5/15/2049	2,853,391
	Consolidated Edison, Inc.
579,000	4.500%, 12/1/2045	651,415
	Consumers Energy Company
1,200,000	4.350%, 4/15/2049	1,388,349
	DTE Electric Company
965,000	3.700%, 3/15/2045	1,000,068
1,225,000	3.700%, 6/1/2046	1,268,322
	Duke Energy Carolinas, LLC
2,540,000	3.700%, 12/1/2047	2,591,062
	Duke Energy Corporation
1,520,000	3.750%, 9/1/2046	1,486,192
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,062,023
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,567,180
	Edison International
1,520,000	2.950%, 3/15/2023	1,455,789
950,000	5.750%, 6/15/2027	1,019,952
	Energy Transfer Operating, LP
1,630,000	5.200%, 2/1/2022	1,721,340
	Eversource Energy
1,625,000	2.500%, 3/15/2021	1,628,713
	Exelon Corporation
1,158,000	4.450%, 4/15/2046	1,230,943
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	465,935
1,395,000	4.850%, 7/15/2047	1,583,952
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	306,844
760,000	5.300%, 7/1/2043	910,074
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,047,358
	Mississippi Power Company
1,040,000	3.950%, 3/30/2028	1,091,535
	Monongahela Power Company
990,000	5.400%, 12/15/2043[h]	1,243,234
	National Rural Utilities Cooperative Finance Corporation
550,000	3.900%, 11/1/2028	598,427
1,050,000	3.700%, 3/15/2029	1,130,988
	NextEra Energy Operating Partners, LP
1,120,000	4.500%, 9/15/2027[h]	1,106,000
	NextEra Energy Partners, LP
280,000	4.250%, 9/15/2024[h]	281,484
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	773,384
2,200,000	5.650%, 2/1/2045	2,669,625
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	3,117,694
	Pacific Gas and Electric Company
900,000	3.300%, 12/1/2027[f,n]	852,750
900,000	3.950%, 12/1/2047[f,g,n]	808,875
	PPL Capital Funding, Inc.
497,000	3.500%, 12/1/2022	510,916
748,000	3.400%, 6/1/2023	766,369
1,400,000	5.000%, 3/15/2044	1,554,583
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,193,334
	Public Service Electric & Gas Company
1,900,000	3.000%, 5/15/2027	1,933,256
	San Diego Gas and Electric Company
1,540,000	4.150%, 5/15/2048	1,602,734
	South Carolina Electric & Gas Company
1,850,000	5.100%, 6/1/2065	2,320,557
	Southern California Edison Company
600,000	4.200%, 3/1/2029	638,552
1,500,000	4.000%, 4/1/2047	1,492,064
900,000	4.125%, 3/1/2048	906,309
	Southern Company
1,500,000	2.950%, 7/1/2023	1,521,109
1,843,000	3.250%, 7/1/2026	1,871,000
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,975,709
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	617,322
	TerraForm Power Operating, LLC
1,880,000	5.000%, 1/31/2028[h]	1,887,050
	Virginia Electric and Power Company
850,000	4.600%, 12/1/2048	977,863

	Total	74,368,481

	Total Long-Term Fixed Income (cost $2,934,845,405)	3,003,894,901

Shares	Common Stock (29.1%)
Communications Services (1.9%)
228,021	Activision Blizzard, Inc.	10,762,591
55,697	Alphabet, Inc., Class Ao	60,308,712
7,352	Alphabet, Inc., Class Co	7,946,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Communications Services (1.9%) - continued
140,972	Auto Trader Group plc[h]	$981,841
49,003	CBS Corporation	2,445,250
244,820	Comcast Corporation	10,350,990
64,590	DISH Network Corporation[o]	2,480,902
211,808	Facebook, Inc.[o]	40,878,944
10,086	Hemisphere Media Group, Inc.[o]	130,311
18,681	IAC/InterActiveCorp[o]	4,063,678
2,525	Ipsos SA	66,578
7,522	John Wiley and Sons, Inc.	344,959
42,000	KDDI Corporation	1,068,761
7,234	Liberty Latin America, Ltd.[o]	124,642
24,096	Liberty Media Corporation - Liberty SiriusXM[o]	915,166
104,635	Mediaset Espana Comunicacion SA	761,642
243,621	News Corporation	3,400,949
4,100	NTT DOCOMO, Inc.	95,661
171,782	ORBCOMM, Inc.[o]	1,245,419
6,088	Rightmove plc	41,417
32,339	Seven West Media, Ltd.[o]	10,561
40,318	Take-Two Interactive Software, Inc.[o]	4,577,303
62,835	Telenor ASA	1,335,005
302,075	Telstra Corporation, Ltd.	816,842
330,312	Tencent Holdings, Ltd., ADR	14,949,921
25,400	TV Asahi Holdings Corporation	410,472
64,350	Twitter, Inc.[o]	2,245,815
266,936	Verizon Communications, Inc.	15,250,054
30,551	Walt Disney Company	4,266,142
5,688	Wolters Kluwer NV	413,809

	Total	192,691,187

Consumer Discretionary (3.1%)
41,968	Amazon.com, Inc.[o]	79,471,864
139,150	American Axle & Manufacturing Holdings, Inc.[o]	1,775,554
3,200	AOKI Holdings, Inc.	31,736
2,700	Aoyama Trading Company, Ltd.	53,007
40,247	Aptiv plc	3,253,165
3,600	Autobacs Seven Company, Ltd.	59,480
42,295	Barratt Developments plc	307,782
1,280	Barrett Business Services, Inc.	105,728
8,000	Benesse Holdings, Inc.	186,699
14,498	Berkeley Group Holdings plc	687,113
8,443	Booking Holdings, Inc.[o]	15,828,177
67,360	BorgWarner, Inc.	2,827,773
1,994	Bovis Homes Group plc	26,215
3,000	Bridgestone Corporation	118,347
72,693	Bright Horizons Family Solutions, Inc.[o]	10,967,193
21,326	Buckle, Inc.[g]	369,153
3,202	Bunzl plc	84,488
42,087	Burlington Stores, Inc.[o]	7,161,103
67,652	Canada Goose Holdings, Inc.[g,o]	2,620,162
5,774	Carnival plc	254,105
1,043	Cavco Industries, Inc.[o]	164,314
10,665	Century Casinos, Inc.[o]	103,450
37,951	Children’s Place, Inc.[g]	3,619,766
5,650	Chipotle Mexican Grill, Inc.[o]	4,140,772
4,100	Chiyoda Company, Ltd.	60,050
8,719	Cie Generale des Etablissements Michelin	1,102,444
97,000	Citizen Watch Company, Ltd.	499,127
2,582	Compass Group plc	61,895
8,410	Countryside Properties plc[h]	31,898
38,124	Crocs, Inc.[o]	752,949
43,088	CSS Industries, Inc.	210,269
39,244	Culp, Inc.	745,636
51,424	D.R. Horton, Inc.	2,217,917
28,400	Denso Corporation	1,197,517
13,093	Domino’s Pizza, Inc.	3,643,520
100,701	Duluth Holdings, Inc.[o]	1,368,527
53,580	Emerald Expositions Events, Inc.	597,417
18,193	Ethan Allen Interiors, Inc.	383,145
39,560	Etsy, Inc.[o]	2,427,797
1,700	Exedy Corporation	35,699
259,221	Extended Stay America, Inc.	4,378,243
57,425	Five Below, Inc.[o]	6,892,148
500	Genuine Parts Company	51,790
50,699	G-III Apparel Group, Ltd.[o]	1,491,565
84,515	Harley-Davidson, Inc.	3,028,172
9,152	Haverty Furniture Companies, Inc.	155,859
64,600	Home Depot, Inc.	13,434,862
7,145	Hooker Furniture Corporation	147,330
8,830	Inchcape plc	69,198
86,433	International Game Technology plc	1,121,036
1,292	Johnson Outdoors, Inc.	96,344
135,091	Knoll, Inc.	3,104,391
96,220	Lowe’s Companies, Inc.	9,709,560
13,875	Lululemon Athletica, Inc.[o]	2,500,414
21,624	Marcus Corporation	712,727
57,910	Modine Manufacturing Company[o]	828,692
13,400	Mohawk Industries, Inc.[o]	1,976,098
44,336	Moneysupermarket.com Group plc	232,257
65,651	Netflix, Inc.[o]	24,114,925
28,800	NHK Spring Company, Ltd.	222,640
302,926	NIKE, Inc.	25,430,638
200,000	Nissan Motor Company, Ltd.	1,432,494
92,672	Norwegian Cruise Line Holdings, Ltd.[o]	4,969,999
30,097	Ollie’s Bargain Outlet Holdings, Inc.[o]	2,621,750
3,700	Onward Holdings Company, Ltd.	20,437
5,451	O’Reilly Automotive, Inc.[o]	2,013,163
23,282	Oxford Industries, Inc.	1,764,776
29,854	Park Hotels & Resorts, Inc.	822,776
106,299	Planet Fitness, Inc.[o]	7,700,300
115,511	Playa Hotels and Resorts NVo	890,590
2,800	Plenus Company, Ltd.	45,670
10,570	PVH Corporation	1,000,345
212,931	Red Rock Resorts, Inc.	4,573,758
37,136	Redrow plc	257,169
17,925	RHg,o	2,072,130
24,281	Ross Stores, Inc.	2,406,733
7,700	Sangetsu Company, Ltd.	141,860
47,500	Sekisui House, Ltd.	782,639
1,800	SHIMAMURA Company, Ltd.	134,759
10,435	Standard Motor Products, Inc.	473,123
155,193	Starbucks Corporation	13,009,829
2,990	Steven Madden, Ltd.	101,510
65,700	Sumitomo Rubber Industries, Ltd.	760,954
12,437	Super Retail Group, Ltd.	71,987
1,500	Takara Standard Company, Ltd.	23,800
141,004	Taylor Wimpey plc	282,947
44,200	Texas Roadhouse, Inc.	2,372,214
144,144	Toll Brothers, Inc.	5,278,553
73,313	Tower International, Inc.	1,429,604
35,000	Toyoda Gosei Company, Ltd.	684,017
800	TS Tech Company, Ltd.	21,852
17,304	Ulta Beauty, Inc.[o]	6,002,585
3,000	United Arrows, Ltd.	93,793
23,126	Vail Resorts, Inc.	5,161,261
4,992	WH Smith plc	125,043
31,580	Wingstop, Inc.	2,992,205
34,800	Yahoo Japan Corporation	102,366

The accompanying Notes to Financial Statements are an integral part of this schedule.

118

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Consumer Discretionary (3.1%) - continued
25,433	Zumiez, Inc.[o]	$663,801

	Total	322,554,634

Consumer Staples (1.0%)
34,213	Archer-Daniels-Midland Company	1,395,890
4,600	Arcs Company, Ltd.	91,877
21,213	Calavo Growers, Inc.[g]	2,052,146
5,730	Carlsberg AS	760,355
55,664	Casey’s General Stores, Inc.	8,683,027
48,991	Central Garden & Pet Company[o]	1,320,307
5,677	Central Garden & Pet Company, Class Ao	139,881
60,041	Church & Dwight Company, Inc.	4,386,596
99,044	Colgate-Palmolive Company	7,098,484
135,417	Cott Corporation	1,807,817
17,938	Empire Company, Ltd.	451,755
6,051	ForFarmers BV	51,243
1,414	Glanbia plc	22,991
1,282	Grocery Outlet Holding Corporation[o]	42,152
221,790	Hain Celestial Group, Inc.[o]	4,857,201
1,721	Inter Parfums, Inc.	114,429
100,100	Japan Tobacco, Inc.	2,206,572
19,441	John B. Sanfilippo & Son, Inc.	1,549,253
21,650	Kimberly-Clark Corporation	2,885,512
777	L’Oreal SA	220,923
1,500	Ministop Company, Ltd.	21,586
221,349	Monster Beverage Corporation[o]	14,128,707
42,491	PepsiCo, Inc.	5,571,845
151,254	Philip Morris International, Inc.	11,877,977
11,084	Seneca Foods Corporation[o]	308,468
12,800	Sugi Holdings Company, Ltd.	606,218
25,300	Sundrug Company, Ltd.	686,153
168,022	SunOpta, Inc.[o]	552,792
9,907	Swedish Match AB	418,851
38,100	TreeHouse Foods, Inc.[o]	2,061,210
2,000	TSURUHA Holdings, Inc.	185,487
115,187	Turning Point Brands, Inc.	5,641,859
25,107	Unilever NV	1,525,456
36,043	Unilever plc	2,237,387
114,115	Wal-Mart Stores, Inc.	12,608,566

	Total	98,570,973

Energy (0.8%)
104,005	Abraxas Petroleum Corporation[o]	107,125
410,009	Archrock, Inc.	4,346,095
126,965	BP plc ADR	5,294,440
517,371	Callon Petroleum Company[o]	3,409,475
108,395	Chevron Corporation	13,488,674
81,670	Comstock Resources, Inc.[g,o]	454,902
16,943	Concho Resources, Inc.	1,748,179
52,332	Contura Energy, Inc.[o]	2,716,031
11,869	Diamond Offshore Drilling, Inc.[g,o]	105,278
39,185	Diamondback Energy, Inc.	4,269,989
42,320	Dril-Quip, Inc.[o]	2,031,360
95,450	EQT Corporation	1,509,065
35,451	Era Group, Inc.[o]	295,661
212,308	Euronav NV	2,004,188
8,957	Evolution Petroleum Corporation	64,043
82,128	Exterran Corporation[o]	1,167,860
28,671	Exxon Mobil Corporation	2,197,059
91,332	Forum Energy Technologies, Inc.[o]	312,355
57,061	Frank’s International NVo	311,553
956	Gaztransport Et Technigaz SA	95,898
158,102	Gran Tierra Energy, Inc.[o]	251,382
110,820	Halliburton Company	2,520,047
9,800	JXTG Holdings, Inc.	48,842
338,831	Marathon Oil Corporation	4,814,789
86,770	Marathon Petroleum Corporation	4,848,708
4,560	Matrix Service Company[o]	92,386
207,626	Nabors Industries, Ltd.	602,115
148,046	Nine Energy Service, Inc.[o]	2,565,637
17,142	Oil States International, Inc.[o]	313,699
77,809	Pacific Drilling SAo	980,393
138,275	Patterson-UTI Energy, Inc.	1,591,545
63,756	Pioneer Natural Resources Company	9,809,498
1,936	REX American Resources Corporation[o]	141,134
42,569	Royal Dutch Shell plc, Class A	1,389,354
60,408	Royal Dutch Shell plc, Class B	1,979,378
14,187	SEACOR Holdings, Inc.[o]	674,024
98,616	Talos Energy, Inc.[o]	2,371,715
70,809	TechnipFMC plc	1,836,785
62,794	Unit Corporation[o]	558,239
128,760	WPX Energy, Inc.[o]	1,482,028

	Total	84,800,928

Financials (4.3%)
2,419	Aareal Bank AG	63,725
88,660	Aflac, Inc.	4,859,455
55,637	AG Mortgage Investment Trust, Inc.	884,628
6,199	Alleghany Corporation[o]	4,222,201
2,990	Allianz SE	721,117
16,615	Allstate Corporation	1,689,579
100,950	Ally Financial, Inc.	3,128,441
156,129	American Financial Group, Inc.	15,998,539
49,770	American International Group, Inc.	2,651,746
18,344	Ameriprise Financial, Inc.	2,662,815
51,921	Ameris Bancorp	2,034,784
26,816	Arch Capital Group, Ltd.[o]	994,337
26,468	Argo Group International Holdings, Ltd.	1,959,955
8,520	ARMOUR Residential REIT, Inc.	158,813
38,140	Arthur J. Gallagher & Company	3,340,683
17,400	Artisan Partners Asset Management, Inc.	478,848
136,884	Assured Guaranty, Ltd.	5,760,079
47,283	Banca Monte dei Paschi di Siena SPA[g,o]	57,926
26,879	Bank Leumi Le-Israel BM	194,283
974,282	Bank of America Corporation	28,254,178
6,230	Bank of Marin Bancorp	255,555
19,723	Bank of Montreal	1,489,824
39,556	BankFinancial Corporation	553,388
9,461	Berkshire Hathaway, Inc.[o]	2,016,801
4,231	BlackRock, Inc.	1,985,608
120,950	Blackstone Group, LP	5,372,599
9,395	BOK Financial Corporation	709,135
148,195	Boston Private Financial Holdings, Inc.	1,788,714
536,025	BrightSphere Investment Group	6,116,045
41,667	Brown & Brown, Inc.	1,395,845
10,204	Byline Bancorp, Inc.[o]	195,100
74,223	Capital One Financial Corporation	6,734,995
31,555	Cboe Global Markets, Inc.	3,270,045
27,108	Central Pacific Financial Corporation	812,156
220,665	Charles Schwab Corporation	8,868,526
27,990	Chubb, Ltd.	4,122,647
80,955	CI Financial Corporation	1,319,216
14,468	Cincinnati Financial Corporation	1,499,898
233,080	Citigroup, Inc.	16,322,592
18,694	Citizens Financial Group, Inc.	661,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

119

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Financials (4.3%) - continued
31,090	CNP Assurances	$705,693
12,357	Cohen & Steers, Inc.	635,644
53,490	Colony Capital, Inc.	267,450
95,852	Comerica, Inc.	6,962,689
55,735	Community Trust Bancorp, Inc.	2,357,033
25,300	DBS Group Holdings, Ltd.	486,015
1,358	Deutsche Boerse AG	191,709
28,127	Deutsche Pfandbriefbank AGh	338,683
49,249	Direct Line Insurance Group plc	207,599
98,960	Discover Financial Services	7,678,306
26,138	DnB ASA	487,046
94,801	Dynex Capital, Inc.	1,587,917
224,330	E*TRADE Financial Corporation	10,005,118
144,577	East West Bancorp, Inc.	6,761,866
18,258	Ellington Residential Mortgage REIT	196,456
32,152	Enterprise Financial Services Corporation	1,337,523
48,087	Essent Group, Ltd.[o]	2,259,608
14,961	Euronext NVh	1,131,937
12,942	FBL Financial Group, Inc.	825,700
1,104	Federal Agricultural Mortgage Corporation	80,217
231,361	Fifth Third Bancorp	6,454,972
40,572	Financial Institutions, Inc.	1,182,674
59,176	First American Financial Corporation	3,177,751
72,169	First Busey Corporation	1,905,983
20,100	First Citizens BancShares, Inc.	9,050,427
78,620	First Defiance Financial Corporation	2,246,173
31,327	First Financial Corporation	1,258,092
204,328	First Hawaiian, Inc.	5,285,965
41,105	First Interstate BancSystem, Inc.	1,628,169
2,141	First Mid-Illinois Bancshares, Inc.	74,764
17,121	First Midwest Bancorp, Inc.	350,467
6,335	First of Long Island Corporation	127,207
39,478	First Republic Bank	3,855,027
125,536	FlexiGroup, Ltd.	143,877
14,670	Genworth MI Canada, Inc.[g]	464,224
8,620	Goldman Sachs Group, Inc.	1,763,652
60,523	Great Southern Bancorp, Inc.	3,622,302
80,270	Hamilton Lane, Inc.	4,580,206
23,467	Hancock Whitney Corporation	940,088
24,279	Hanover Insurance Group, Inc.	3,114,996
155,293	Hartford Financial Services Group, Inc.	8,652,926
1,276	Heartland Financial USA, Inc.	57,075
159,837	Heritage Commerce Corporation	1,958,003
51,303	Hometrust Bancshares, Inc.	1,289,757
22,555	Horace Mann Educators Corporation	908,741
69,738	Horizon Bancorp, Inc.	1,139,519
11,978	Houlihan Lokey, Inc.	533,380
185,450	Huntington Bancshares, Inc.	2,562,919
26,067	IBERIABANK Corporation	1,977,182
58,724	Independent Bank Corporation	1,279,596
54,154	Interactive Brokers Group, Inc.	2,935,147
247,870	Intercontinental Exchange, Inc.	21,301,948
124,870	Israel Discount Bank, Ltd.	509,145
59,896	J.P. Morgan Chase & Company	6,696,373
20,591	Kemper Corporation	1,776,797
192,710	KeyCorp	3,420,603
8,091	KKR Real Estate Finance Trust, Inc.	161,173
28,334	Lakeland Bancorp, Inc.	457,594
10,839	Laurentian Bank of Canada	372,294
1,623,009	Lloyds TSB Group plc	1,165,682
41,191	Loews Corporation	2,251,912
27,404	M&T Bank Corporation	4,660,598
66,756	Manulife Financial Corporation	1,213,236
2,970	Markel Corporation[o]	3,236,112
6,500	MarketAxess Holdings, Inc.	2,089,230
298,402	Medibank Private, Ltd.	732,192
8,541	Mercantile Bank Corporation	278,266
118,315	Meridian Bancorp, Inc.	2,116,655
77,570	MetLife, Inc.	3,852,902
83,255	MidWestOne Financial Group, Inc.	2,327,810
54,500	Mizuho Financial Group, Inc.	79,250
65,100	Morgan Stanley	2,852,031
14,352	MSCI, Inc.	3,427,114
6,010	National Bank of Canada	285,504
923	National Western Life Group, Inc.	237,211
25,391	Newmark Group, Inc.	228,011
58,155	Northern Trust Corporation	5,233,950
34,872	Old Second Bancorp, Inc.	445,315
29,998	PacWest Bancorp	1,164,822
3,698	Paragon Banking Group plc	20,607
4,336	Pargesa Holding SA	334,416
71,303	PCSB Financial Corporation	1,443,886
2,388	Peapack-Gladstone Financial Corporation	67,151
9,731	Peoples Bancorp, Inc.	313,922
2,246	Piper Jaffray Companies	166,810
9,089	Primerica, Inc.	1,090,226
25,460	Prudential Financial, Inc.	2,571,460
40,464	QCR Holdings, Inc.	1,410,980
92,600	Radian Group, Inc.	2,115,910
105,792	Raymond James Financial, Inc.	8,944,714
35,912	Reinsurance Group of America, Inc.	5,603,349
33,500	Resona Holdings, Inc.	139,748
50,385	S&P Global, Inc.	11,477,199
89,773	Sandy Spring Bancorp, Inc.	3,131,282
119,644	Santander Consumer USA Holdings Inc.	2,866,670
105,934	Seacoast Banking Corporation of Florida[o]	2,694,961
53,328	SEI Investments Company	2,991,701
4,200	Senshu Ikeda Holdings, Inc.	7,770
4,228	Skandinaviska Enskilda Banken AB	39,147
415,944	SLM Corporation	4,042,976
21,231	State Auto Financial Corporation	743,085
24,200	State Street Corporation	1,356,652
45,589	Stifel Financial Corporation	2,692,486
25,145	SVB Financial Group[o]	5,647,316
56,577	Synovus Financial Corporation	1,980,195
15,142	Territorial Bancorp, Inc.	467,888
6,371	Topdanmark AS	359,558
29,854	Toronto-Dominion Bank	1,744,437
35,800	TriCo Bancshares	1,353,240
222,248	TrustCo Bank Corporation	1,760,204
75,710	U.S. Bancorp	3,967,204
28,950	United Community Banks, Inc.	826,812
109,355	United Financial Bancorp, Inc.	1,550,654
9,782	Univest Financial Corporation	256,875
27,444	Walker & Dunlop, Inc.	1,460,295
23,599	Washington Trust Bancorp, Inc.	1,231,396
12,512	Western Alliance Bancorp[o]	559,537
2,221	Westwood Holdings Group, Inc.	78,179
101,359	Wintrust Financial Corporation	7,415,424
88,618	WSFS Financial Corporation	3,659,923
307,333	Zions Bancorporations NA	14,131,171

	Total	441,922,457

Health Care (4.2%)
199,065	Abbott Laboratories	16,741,367
4,303	Abcam plc	80,548

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Health Care (4.2%) - continued
11,476	ABIOMED, Inc.[o]	$2,989,383
31,191	Aerie Pharmaceuticals, Inc.[o]	921,694
141,155	Agilent Technologies, Inc.	10,540,044
29,341	AmerisourceBergen Corporation	2,501,614
41,742	Amgen, Inc.	7,692,216
4,855	Amplifon SPA	113,757
27,529	Ardelyx, Inc.[o]	74,053
14,733	Arena Pharmaceuticals, Inc.[o]	863,796
47,424	Array BioPharma, Inc.[o]	2,197,154
984	Atrion Corporation	839,096
74,100	Bausch Health Companies, Inc.[o]	1,868,802
5,689	Biogen, Inc.[o]	1,330,486
30,413	BioMarin Pharmaceutical, Inc.[o]	2,604,873
2,717	Bio-Rad Laboratories, Inc.[o]	849,307
25,010	Bio-Techne Corporation	5,214,335
143,670	Bruker Corporation	7,176,317
124,350	Catalent, Inc.[o]	6,741,014
30,468	Charles River Laboratories International, Inc.[o]	4,323,409
11,397	Cigna Holding Company	1,795,597
26,928	Concert Pharmaceuticals, Inc.[o]	323,136
11,703	CryoLife, Inc.[o]	350,271
121,384	CVS Health Corporation	6,614,214
49,214	Danaher Corporation	7,033,665
19,686	Dexcom, Inc.[o]	2,949,750
85,868	Edwards Lifesciences Corporation[o]	15,863,254
120,838	GenMark Diagnostics, Inc.[o]	784,239
186,228	Gilead Sciences, Inc.	12,581,564
11,586	GlaxoSmithKline plc	232,240
3,224	GN Store Nord AS	150,714
196,796	Halozyme Therapeutics, Inc.[o]	3,380,955
37,299	Hill-Rom Holdings, Inc.	3,902,221
14,321	Humana, Inc.	3,799,361
36,150	Illumina, Inc.[o]	13,308,623
31,162	Immunomedics, Inc.[o]	432,217
37,632	Inogen, Inc.[o]	2,512,312
56,429	Inspire Medical Systems, Inc.[o]	3,422,419
43,102	Intersect ENT, Inc.[o]	981,002
17,292	Intra-Cellular Therapies, Inc.[o]	224,450
34,263	Intuitive Surgical, Inc.[o]	17,972,657
38,290	Jazz Pharmaceuticals, Inc.[o]	5,458,622
149,515	Johnson & Johnson	20,824,449
2,000	KYORIN Holdings, Inc.	35,463
4,287	Laboratory Corporation of America Holdings[o]	741,222
54,826	LHC Group, Inc.[o]	6,556,093
23,596	Ligand Pharmaceuticals, Inc.[o]	2,693,483
652	LNA Sante	32,695
8,207	Magellan Health Services, Inc.[o]	609,206
686	Masimo Corporation[o]	102,091
16,791	McKesson Corporation	2,256,542
162,225	Medtronic plc	15,799,093
171,000	Merck & Company, Inc.	14,338,350
40,440	Merit Medical Systems, Inc.[o]	2,408,606
2,349	Mesa Laboratories, Inc.	573,955
99,140	Natera, Inc.[o]	2,734,281
30,264	National Healthcare Corporation	2,455,924
24,475	Neurocrine Biosciences, Inc.[o]	2,066,424
11,545	Nevro Corporation[o]	748,462
28,312	Novartis AG	2,584,653
52,654	Novo Nordisk AS	2,689,419
22,826	Novocure, Ltd.[o]	1,443,288
20,305	NuVasive, Inc.[o]	1,188,655
13,553	Omnicell, Inc.[o]	1,165,965
183,881	Optinose, Inc.[g,o]	1,301,877
9,326	Orthifix Medical, Inc.[o]	493,159
44,575	PDL BioPharma, Inc.[o]	139,966
11,883	PerkinElmer, Inc.	1,144,808
263,612	Pfizer, Inc.	11,419,672
2,048	Phibro Animal Health Corporation	65,065
9,217	Prothena Corporation plc[o]	97,424
10,220	Recordati SPA	425,973
2,852	Repligen Corporation[o]	245,129
21,925	ResMed, Inc.	2,675,508
8,382	Roche Holding AG	2,356,917
16,129	Sage Therapeutics, Inc.[o]	2,953,059
34,053	Syneos Health, Inc.[o]	1,739,768
56,966	Tactile Systems Technology, Inc.[o]	3,242,505
28,909	Teleflex, Inc.	9,573,215
79,702	Thermo Fisher Scientific, Inc.	23,406,883
4,143	U.S. Physical Therapy, Inc.	507,808
133,301	UnitedHealth Group, Inc.	32,526,777
27,101	Universal Health Services, Inc.	3,533,699
26,737	Varian Medical Systems, Inc.[o]	3,639,708
64,311	Veeva Systems, Inc.[o]	10,425,456
71,977	Vertex Pharmaceuticals, Inc.[o]	13,199,142
4,921	Waters Corporation[o]	1,059,196
5,043	West Pharmaceutical Services, Inc.	631,131
301,807	Wright Medical Group NVg,o	8,999,885
225,251	Zoetis, Inc.	25,563,736

	Total	425,152,533

Industrials (4.4%)
80,912	Acco Brands Corporation	636,777
24,452	ACS Actividades de Construccion y Servicios, SA	978,300
12,025	Acuity Brands, Inc.	1,658,368
33,819	Aegion Corporation[o]	622,270
52,294	Aerojet Rocketdyne Holdings, Inc.[o]	2,341,202
58,455	AGCO Corporation	4,534,354
2,441	Alamo Group, Inc.	243,929
42,750	Altra Industrial Motion Corporation	1,533,870
97,165	AMETEK, Inc.	8,826,469
36,837	Arcosa, Inc.	1,386,176
44,083	ASGN, Inc.[o]	2,671,430
39,925	Atlas Copco AB, Class A	1,279,423
36,266	Atlas Copco AB, Class B	1,042,663
115,124	AZZ, Inc.	5,298,007
9,000	Boeing Company	3,276,090
25,750	Brink’s Company	2,090,385
3,065	Bureau Veritas SA	75,653
75,117	BWX Technologies, Inc.	3,913,596
31,855	Carlisle Companies, Inc.	4,472,761
89,215	Casella Waste Systems, Inc.[o]	3,535,590
24,395	Caterpillar, Inc.	3,324,795
242,016	CBIZ, Inc.[o]	4,741,093
521	Chase Corporation	56,080
4,322	CIA De Distribucion Integral	97,868
3,608	Columbus McKinnon Corporation	151,428
36,012	Cornerstone Building Brands, Inc.[o]	209,950
165,611	Costamare, Inc.	849,584
20,177	CRA International, Inc.	773,384
97,028	Crane Company	8,096,016
18,877	CSW Industrials, Inc.	1,286,468
79,435	CSX Corporation	6,145,886
11,096	Cummins, Inc.	1,901,189
83,779	Curtiss-Wright Corporation	10,650,824
106,200	Delta Air Lines, Inc.	6,026,850
41,364	Douglas Dynamics, Inc.	1,645,874
146,954	EMCOR Group, Inc.	12,946,647
66,339	Emerson Electric Company	4,426,138
36,791	Encore Wire Corporation	2,155,217

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Industrials (4.4%) - continued
4,508	Ennis, Inc.	$92,504
21,248	ESCO Technologies, Inc.	1,755,510
152,776	Federal Signal Corporation	4,086,758
46,862	Forrester Research, Inc.	2,203,920
50	Geberit AG	23,371
29,137	General Dynamics Corporation	5,297,689
23,728	Gorman-Rupp Company	778,990
29,231	Granite Construction, Inc.	1,408,350
3,200	GS Yuasa Corporation	61,872
56,977	GWA Group, Ltd.	136,883
61,622	Healthcare Services Group, Inc.[g]	1,868,379
38,792	Heico Corporation	5,190,758
5,234	Herc Holdings, Inc.[o]	239,874
3,765	Hillenbrand, Inc.	148,981
10,400	Hino Motors, Ltd.	87,778
193,641	Honeywell International, Inc.	33,807,782
8,013	Hub Group, Inc.[o]	336,386
48,508	Hubbell, Inc.	6,325,443
20,205	Huntington Ingalls Industries, Inc.	4,540,872
5,575	Hyster-Yale Materials Handling, Inc.	308,075
40,438	ICF International, Inc.	2,943,886
37,480	IDEX Corporation	6,451,807
29,329	Illinois Tool Works, Inc.	4,423,107
7,200	Inaba Denki Sangyo Company, Ltd.	302,670
78,329	Ingersoll-Rand plc	9,921,934
256,470	Interface, Inc.	3,931,685
75,100	Johnson Controls International plc	3,102,381
22,426	Kelly Services, Inc.	587,337
65,859	Kforce, Inc.	2,310,992
10,466	Koninklijke Philips NV	455,019
31,194	Korn Ferry	1,249,944
8,399	Legrand SA	614,097
111,599	Lincoln Electric Holdings, Inc.	9,186,830
46,166	Lockheed Martin Corporation	16,783,188
15,109	Manpower, Inc.	1,459,529
9,600	Marubeni Corporation	63,723
123,737	Masonite International Corporation[o]	6,518,465
38,931	Mercury Systems, Inc.[o]	2,738,796
172,967	Milacron Holdings Corporation[o]	2,386,945
5,500	Mitsuboshi Belting, Ltd.	97,367
4,200	Mitsui & Company, Ltd.	68,556
16,790	Moog, Inc.	1,571,712
242,920	MRC Global, Inc.[o]	4,158,790
63,630	Mueller Industries, Inc.	1,862,450
29,309	Mueller Water Products, Inc.	287,814
22,176	National Express Group plc	113,076
17,700	Nitto Kogyo Corporation	339,198
9,018	Nobina ABh	55,965
87,286	Norfolk Southern Corporation	17,398,718
6,686	Northgate plc	29,506
3,800	NSK, Ltd.	33,966
20,356	Old Dominion Freight Line, Inc.	3,038,337
41,787	PageGroup plc	271,995
42,006	Parker Hannifin Corporation	7,141,440
84,251	Primoris Services Corporation	1,763,373
17,702	Raven Industries, Inc.	635,148
109,660	Regal-Beloit Corporation	8,960,319
58,246	RELX plc	1,412,730
30,311	Resources Connection, Inc.	485,279
170,607	Ritchie Brothers Auctioneers, Inc.	5,667,565
20,259	Rockwell Automation, Inc.	3,319,032
20,336	Roper Industries, Inc.	7,448,263
1,746	Rush Enterprises, Inc.	63,764
27,729	Sandvik AB	509,550
2,797	Schindler Holding AG, Participation Certificate	623,446
12,248	Schneider Electric SE	1,108,235
16,894	Signify NVh	499,464
35,796	SiteOne Landscape Supply, Inc.[g,o]	2,480,663
39,671	SKF AB	730,317
190,160	Southwest Airlines Company	9,656,325
60,924	SP Plus Corporation[o]	1,945,303
2,898	Spirax-Sarco Engineering plc	338,314
42,368	SPX Corporation[o]	1,398,991
101,305	SPX FLOW, Inc.[o]	4,240,627
79,056	Standex International Corporation	5,782,156
58,300	Sumitomo Corporation	885,465
90,400	Sumitomo Electric Industries, Ltd.	1,189,900
2,600	Taikisha, Ltd.	78,753
45,722	Teledyne Technologies, Inc.[o]	12,521,884
4,459	Thermon Group Holdings, Inc.[o]	114,373
7,300	Toppan Forms Company, Ltd.	57,518
20,722	TPI Composites, Inc.[o]	512,248
4,894	Transcontinental, Inc.	54,525
7,353	TransDigm Group, Inc.[o]	3,557,381
9,950	TransUnion	731,425
110,810	TriMas Corporation[o]	3,431,786
5,600	Tsubakimoto Chain Company	183,248
23,436	UniFirst Corporation	4,419,327
32,800	United Continental Holdings, Inc.[o]	2,871,640
10,370	United Parcel Service, Inc.	1,070,910
30,184	United Rentals, Inc.[o]	4,003,304
117,489	United Technologies Corporation	15,297,068
42,645	Universal Truckload Services, Inc.	958,233
60,603	Valmont Industries, Inc.	7,685,066
3,878	Vectrus, Inc.[o]	157,292
73,920	Verisk Analytics, Inc.	10,826,323
30,456	WageWorks, Inc.[o]	1,546,860
113,271	Waste Connections, Inc.	10,826,442
16,584	Watsco, Inc.	2,711,982
104,969	Willdan Group, Inc.[o]	3,910,095
39,758	Xylem, Inc.	3,325,359
3,500	Yuasa Trading Company, Ltd.	98,000

	Total	448,599,275

Information Technology (7.3%)
32,314	Accenture plc	5,970,658
33,192	Advanced Energy Industries, Inc.[o]	1,867,714
223,203	Advanced Micro Devices, Inc.[o]	6,778,675
96,733	Akamai Technologies, Inc.[o]	7,752,183
18,510	Alliance Data Systems Corporation	2,593,806
11,449	Alteryx, Inc.[o]	1,249,315
2,717	Altisource Portfolio Solutions SAo	53,416
14,522	Amadeus IT Holding SA	1,150,803
9,712	American Software, Inc.	127,713
156,933	Amphenol Corporation	15,056,152
19,447	ANSYS, Inc.[o]	3,983,135
279,257	Apple, Inc.	55,270,545
45,550	Arista Networks, Inc.[o]	11,825,691
11,950	Atkore International Group, Inc.[o]	309,146
20,320	Atlassian Corporation plc[o]	2,658,669
41,928	Automatic Data Processing, Inc.	6,931,956
4,221	Badger Meter, Inc.	251,951
111,664	Benchmark Electronics, Inc.	2,805,000
72,716	Blackline, Inc.[o]	3,891,033
100,079	Booz Allen Hamilton Holding Corporation	6,626,231
2,727	Broadridge Financial Solutions, Inc.	348,183
4,448	CACI International, Inc.[o]	910,016
60,000	Canon, Inc.[g]	1,756,984
12,229	Capgemini SA	1,520,470
157,783	CDK Global, Inc.	7,800,792

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Information Technology (7.3%) - continued
18,679	CDW Corporation	$2,073,369
28,009	CGI, Inc.[o]	2,153,370
155,631	Ciena Corporation[o]	6,401,103
849,948	Cisco Systems, Inc.	46,517,654
351,058	Clearwater Energy, Inc.	5,680,118
25,199	Cognex Corporation	1,209,048
16,207	Cohu, Inc.	250,074
16,057	Computer Services, Inc.	592,503
43,194	Computershare, Ltd.	492,616
90,712	CoreLogic, Inc.[o]	3,794,483
47,409	Coupa Software, Inc.[o]	6,002,453
10,547	CSG Systems International, Inc.	515,010
38,581	Descartes Systems Group, Inc.[o]	1,425,568
122,777	DocuSign, Inc.[o]	6,103,245
266,640	Dolby Laboratories, Inc.	17,224,944
5,896	DSP Group, Inc.[o]	84,667
32,540	Ebix, Inc.[g]	1,634,159
17,109	EPAM Systems, Inc.[o]	2,961,568
13,940	Euronet Worldwide, Inc.[o]	2,345,266
32,449	ExlService Holdings, Inc.[o]	2,145,852
8,253	eXp World Holdings, Inc.[g,o]	91,856
12,832	Fair Isaac Corporation[o]	4,029,505
71,400	Fiserv, Inc.[o]	6,508,824
53,023	Five9, Inc.[o]	2,719,550
49,140	Global Payments, Inc.	7,868,788
82,307	Guidewire Software, Inc.[o]	8,344,284
52,654	Halma plc	1,352,297
41,993	International Business Machines Corporation	5,790,835
58,852	Intuit, Inc.	15,379,793
611	Jenoptik AG	19,758
71,384	Keysight Technologies, Inc.[o]	6,410,997
26,319	KLA-Tencor Corporation	3,110,906
15,173	Kulicke and Soffa Industries, Inc.	342,151
20,170	Lam Research Corporation	3,788,733
280,945	Lattice Semiconductor Corporation[o]	4,098,988
16,435	ManTech International Corporation	1,082,245
154,597	MasterCard, Inc.	40,895,544
34,564	Methode Electronics, Inc.	987,493
703,924	Microsoft Corporation	94,297,659
20,308	MicroStrategy, Inc.[o]	2,910,339
38,385	MoneyGram International, Inc.[g,o]	94,811
82,104	Monolithic Power Systems, Inc.	11,148,081
213,617	Monotype Imaging Holdings, Inc.	3,597,310
37,984	National Instruments Corporation	1,594,948
9,100	NEC Networks & System Integration Corporation	232,284
91,872	New Relic, Inc.[o]	7,947,847
28,606	Nice, Ltd. ADR[o]	3,919,022
19,400	Novanta, Inc.[o]	1,829,420
59,050	NVIDIA Corporation	9,697,781
272,542	Oracle Corporation	15,526,718
18,149	Palo Alto Networks, Inc.[o]	3,698,040
230,387	PayPal Holdings, Inc.[o]	26,370,096
11,270	Pegasystems, Inc.	802,537
30,956	Plexus Corporation[o]	1,806,902
48,795	Presidio, Inc.	667,028
26,951	Progress Software Corporation	1,175,603
50,302	Proofpoint, Inc.[o]	6,048,815
36,007	Q2 Holdings, Inc.[o]	2,749,495
7,184	QAD, Inc.	288,869
39,180	QUALCOMM, Inc.	2,980,423
45,089	Rogers Corporation[o]	7,781,460
3,500	Ryoyo Electro Corporation	57,472
6,585	Sage Group plc	67,158
150,716	SailPoint Technologies Holdings, Inc.[o]	3,020,349
130,980	Salesforce.com, Inc.[o]	19,873,595
30,069	ScanSource, Inc.[o]	979,047
29,515	ServiceNow, Inc.[o]	8,103,934
33,600	Shinko Electric Industries Company, Ltd.	284,259
8,439	Silicon Laboratories, Inc.[o]	872,593
48,588	Splunk, Inc.[o]	6,109,941
89,549	Square, Inc.[o]	6,494,989
17,377	Sykes Enterprises, Inc.[o]	477,172
124,141	Synopsys, Inc.[o]	15,975,705
50,065	Teradata Corporation[o]	1,794,830
50,337	Teradyne, Inc.	2,411,646
109,438	Texas Instruments, Inc.	12,559,105
3,100	Tokyo Seimitsu Company, Ltd.	79,794
8,400	Trend Micro, Inc.	375,345
32,555	Tyler Technologies, Inc.[o]	7,032,531
7,389	Universal Display Corporation	1,389,575
5,312	Verint Systems, Inc.[o]	285,679
11,359	VeriSign, Inc.[o]	2,375,848
81,269	Virtusa Corporation[o]	3,610,782
254,541	Visa, Inc.	44,175,591
22,820	WEX, Inc.[o]	4,748,842
32,563	Workday, Inc.[o]	6,694,302
125,980	Xilinx, Inc.	14,855,562
16,704	Zuora, Inc.[o]	255,905

	Total	744,046,893

Materials (0.8%)
88,830	Alcoa Corporation[o]	2,079,510
7,767	Balchem Corporation	776,467
39,750	Ball Corporation	2,782,103
67,410	BHP Group plc	1,723,974
39,149	BHP Group, Ltd.	1,138,005
9,148	Boise Cascade Company	257,150
7,537	Boliden AB	193,128
27,023	Celanese Corporation	2,913,079
91,010	CF Industries Holdings, Inc.	4,251,077
19,909	Chemours Company	477,816
18,320	Continental Building Products, Inc.[o]	486,762
70,914	Eastman Chemical Company	5,519,237
11,161	Ecolab, Inc.	2,203,628
90,800	Ferroglobe Representation & Warranty Insurance Trust[c,o]	9
18,628	Granges AB	213,358
9,658	Hexpol AB	78,786
4,500	Hokuetsu Corporation	24,326
3,475	Innophos Holdings, Inc.	101,157
54,109	Innospec, Inc.	4,936,905
67,200	JFE Holdings, Inc.	989,508
26,200	JSR Corporation	415,017
33,035	Kadant, Inc.	2,999,908
43,467	Kaiser Aluminum Corporation	4,242,814
7,762	Koninklijke DSM NV	957,710
8,189	Kraton Performance Polymers, Inc.[o]	254,432
17,700	Kyoei Steel, Ltd.	313,471
2,900	Lintec Corporation	60,544
46,193	Louisiana-Pacific Corporation	1,211,180
21,540	Martin Marietta Materials, Inc.	4,956,569
6,745	Materion Corporation	457,378
43,627	Minerals Technologies, Inc.	2,334,481
48,700	Mitsubishi Gas Chemical Company, Inc.	651,382
74,921	Myers Industries, Inc.	1,443,728
14,900	Nippon Kayaku Company, Ltd.	179,631
65,700	Nippon Steel Corporation	1,130,700
4,182	Nucor Corporation	230,428

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Materials (0.8%) - continued
61,991	Nutanix, Inc.[o]	$1,608,047
9,612	Olympic Steel, Inc.	131,204
184,438	OMNOVA Solutions, Inc.[o]	1,149,049
105,985	Owens-Illinois, Inc.	1,830,361
10,156	Packaging Corporation of America	968,070
5,317	PH Glatfelter Company	89,751
19,848	PPG Industries, Inc.	2,316,460
98,493	Reliance Steel & Aluminum Company	9,319,408
43,956	Ryerson Holding Corporation[o]	366,153
38,929	Sandfire Resources NL	183,562
900	Sanyo Special Steel Company, Ltd.	12,478
66,191	Schweitzer-Mauduit International, Inc.	2,196,217
65,605	Steel Dynamics, Inc.	1,981,271
2,600	Taiyo Holdings Company, Ltd.	78,604
12,700	Toagosei Company, Ltd.	133,799
10,136	United States Lime & Minerals, Inc.	810,880
46,557	UPM-Kymmene Oyj	1,238,744
73,858	Verso Corporation[o]	1,406,995
12,295	W. R. Grace & Company	935,772

	Total	79,742,183

Real Estate (1.1%)
8,277	Acadia Realty Trust	226,542
20,102	Agree Realty Corporation	1,287,533
30,096	Alexander & Baldwin, Inc.	695,218
19,450	Alexandria Real Estate Equities, Inc.	2,744,201
1,539	American Assets Trust, Inc.	72,518
45,948	American Campus Communities, Inc.	2,120,960
48,486	American Tower Corporation	9,912,963
25,051	Apartment Investment & Management Company	1,255,556
25,948	Apple Hospitality REIT, Inc.	411,535
35,280	Ares Commercial Real Estate Corporation	524,261
29,124	Armada Hoffler Properties, Inc.	482,002
71,948	Ashford Hospitality Trust, Inc.	213,686
7,677	BBX Capital Corporation	37,694
8,636	Bluerock Residential Growth REIT, Inc.	101,473
20,538	Brandywine Realty Trust	294,104
99,563	Brixmor Property Group, Inc.	1,780,186
42,938	Camden Property Trust	4,482,298
6,184	CareTrust REIT, Inc.	147,056
131,679	CBL & Associates Properties, Inc.	136,946
117,227	Cedar Realty Trust, Inc.	310,652
28,591	Chatham Lodging Trust	539,512
6,670	Choice Properties REIT	69,677
22,290	City Office REIT, Inc.	267,257
3,072	Columbia Property Trust, Inc.	63,713
20,126	CoreCivic, Inc.	417,816
18,624	Corepoint Lodging, Inc.	230,751
25,114	CoreSite Realty Corporation	2,892,379
31,287	Corporate Office Properties Trust	825,038
5,862	CoStar Group, Inc.[o]	3,247,900
52,430	Cousins Properties, Inc.	1,896,393
9,425	CubeSmart	315,172
14,517	CyrusOne, Inc.	837,921
5,800	Daito Trust Construction Company, Ltd.	739,680
2,230	Deutsche EuroShop AG	61,629
14,330	DiamondRock Hospitality Company	148,172
15,570	Digital Realty Trust, Inc.	1,833,990
27,137	Douglas Emmett, Inc.	1,081,138
70,790	Duke Realty Corporation	2,237,672
4,294	EastGroup Properties, Inc.	498,018
43,032	Empire State Realty Trust, Inc.	637,304
14,683	EPR Properties	1,095,205
15,634	Equity Commonwealth	508,418
2,061	Equity Lifestyle Properties, Inc.	250,082
24,640	Farmland Partners, Inc.	173,712
23,238	First Industrial Realty Trust, Inc.	853,764
3,482	Four Corners Property Trust, Inc.	95,163
65,274	Franklin Street Properties Corporation	481,722
45,466	Gaming and Leisure Properties, Inc.	1,772,265
39,219	GEO Group, Inc.	823,991
12,584	Getty Realty Corporation	387,084
23,708	Gladstone Commercial Corporation	503,084
3,204	Global Net Lease, Inc.	62,862
10,098	Granite REIT	464,899
25,490	Healthcare Realty Trust, Inc.	798,347
46,477	Healthcare Trust of America, Inc.	1,274,864
41,181	Highwoods Properties, Inc.	1,700,775
63,635	Hospitality Properties Trust	1,590,875
95,036	Host Hotels & Resorts, Inc.	1,731,556
1,766	Howard Hughes Corporation[o]	218,701
16,925	Hudson Pacific Properties, Inc.	563,095
101,000	Hysan Development Company, Ltd.	521,883
8,050	Industrial Logistics Properties Trust	167,601
6,113	Investors Real Estate Trust	358,650
35,179	iSTAR Financial, Inc.	436,923
19,434	JBG SMITH Properties	764,534
11,406	Jones Lang LaSalle, Inc.	1,604,710
21,668	Kilroy Realty Corporation	1,599,315
22,728	Kite Realty Group Trust	343,875
25,813	Klepierre SA	864,810
19,325	Lamar Advertising Company	1,559,721
19,862	Lexington Realty Trust	186,901
12,640	Liberty Property Trust	632,506
6,321	Life Storage, Inc.	601,001
3,281	LTC Properties, Inc.	149,810
7,455	Mack-Cali Realty Corporation	173,627
55,782	Medical Properties Trust, Inc.	972,838
7,018	MGM Growth Properties LLC	215,102
476,486	Mirvac Group	1,048,905
33,328	Monmouth Real Estate Investment Corporation	451,594
5,017	National Health Investors, Inc.	391,477
22,348	National Storage Affiliates Trust	646,751
16,092	Office Properties Income Trust	422,737
31,948	Omega Healthcare Investors, Inc.	1,174,089
15,868	One Liberty Properties, Inc.	459,537
42,265	Outfront Media, Inc.	1,090,014
27,449	Paramount Group, Inc.	384,561
28,361	Pebblebrook Hotel Trust	799,213
41,214	Pennsylvania REIT	267,891
84,458	Physicians Realty Trust	1,472,948
11,066	Piedmont Office Realty Trust, Inc.	220,545
27,060	PotlatchDeltic Corporation	1,054,799
2,146	PS Business Parks, Inc.	361,665
35,650	QTS Realty Trust, Inc.	1,646,317
10,825	Quebecor, Inc.	257,823
24,464	Rayonier, Inc. REIT	741,259
12,025	RE/MAX Holdings, Inc.	369,889
58,783	Realogy Holdings Corporation[g]	425,589
14,298	Redfin Corporationo	257,078
10,419	Retail Opportunity Investments Corporation	178,477
73,883	Retail Properties of America, Inc.	868,864
22,966	RLJ Lodging Trust	407,417
3,193	RMR Group, Inc.	150,007

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (29.1%)	Value
Real Estate (1.1%) - continued
29,000	Road King Infrastructure, Ltd.	$59,852
28,366	RPT Realty	343,512
12,016	Ryman Hospitality Properties	974,377
56,704	Sabra Health Care REIT, Inc.	1,116,502
4,325	Saul Centers, Inc.	242,762
29,662	SBA Communications Corporation[o]	6,669,204
75,771	Senior Housing Property Trust	626,626
11,411	Seritage Growth Properties	490,217
14,802	SITE Centers Corporation	195,978
21,218	Spirit Realty Capital, Inc.	905,160
29,296	St. Joe Company[o]	506,235
10,651	STAG Industrial, Inc.	322,086
26,971	Store Capital Corporation	895,167
52,095	Summit Hotel Properties, Inc.	597,530
26,135	Sunstone Hotel Investors, Inc.	358,311
5,500	Swire Pacific, Ltd.	67,580
16,017	Tanger Factory Outlet Centers, Inc.	259,636
10,915	Taubman Centers, Inc.	445,659
28,491	Terreno Realty Corporation	1,397,199
20,163	UMH Properties, Inc.	250,223
2,265	Universal Health Realty Income Trust	192,366
39,079	Urban Edge Properties	677,239
15,777	Urstadt Biddle Properties, Inc.	331,317
59,116	VICI Properties, Inc.	1,302,917
80,505	Washington Prime Group, Inc.	307,529
4,977	Washington REIT	133,035
22,686	Weingarten Realty Investors	622,050
4,011	Weyerhaeuser Company	105,650
77,400	Wing Tai Holdings, Ltd.	118,499
11,177	Xenia Hotels & Resorts, Inc.	233,040

	Total	108,879,691

Utilities (0.2%)
87,953	AGL Energy, Ltd.	1,236,924
48,750	Alliant Energy Corporation	2,392,650
27,360	Artesian Resources Corporation	1,016,971
1,374	Chesapeake Utilities Corporation	130,558
41,100	CMS Energy Corporation	2,380,101
21,487	Consolidated Water Company, Ltd.	306,405
13,345	Contact Energy, Ltd.	71,799
46,278	Enagas SA	1,235,001
27,325	Entergy Corporation	2,812,562
119,981	Exelon Corporation	5,751,889
57,916	MDU Resources Group, Inc.	1,494,233
13,267	Middlesex Water Company	786,070
14,888	New Jersey Resources Corporation	740,976
10,563	NorthWestern Corporation	762,120
24,708	PNM Resources, Inc.	1,257,884
34,460	Public Service Enterprise Group, Inc.	2,026,937
9,683	Southwest Gas Holdings, Inc.	867,791
10,004	Unitil Corporation	599,140

	Total	25,870,011

	Total Common Stock (cost $2,258,832,720)	2,972,830,765

Shares	Collateral Held for Securities Loaned (0.4%)
42,609,410	Thrivent Cash Management Trust	42,609,410

	Total Collateral Held for Securities Loaned (cost $42,609,410)	42,609,410

Shares or Principal Amount	Short-Term Investments (10.8%)
	Federal Home Loan Bank Discount Notes
200,000	2.393%, 7/5/2019[m,p]	$199,951
5,300,000	2.360%, 7/9/2019[m,p]	5,297,409
10,000,000	2.390%, 7/10/2019[m,p]	9,994,500
34,300,000	2.410%, 7/16/2019[m,p]	34,268,558
16,700,000	2.373%, 7/19/2019[m,p]	16,681,630
500,000	2.395%, 7/23/2019[m,p]	499,328
2,700,000	2.360%, 7/25/2019[m,p]	2,696,040
500,000	2.385%, 8/1/2019[m,p]	499,048
800,000	2.200%, 8/28/2019[m,p]	797,152
8,700,000	2.210%, 9/5/2019[m,p]	8,665,548
400,000	2.180%, 9/11/2019[m,p]	398,272
	Thrivent Core Short-Term Reserve Fund
101,799,934	2.590%	1,017,999,342

	Total Short-Term Investments (cost $1,097,979,896)	1,097,996,778

	Total Investments (cost $9,894,751,282) 108.9%	$11,126,850,707

	Other Assets and Liabilities, Net (8.9%)	(911,353,031)

	Total Net Assets 100.0%	$10,215,497,676

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $325,706,003 or 3.2% of total net assets.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	Defaulted security. Interest is not being accrued.
o	Non-income producing security.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$34,015,252
Long-Term Fixed Income	8,084,941

Total lending	$42,100,193
Gross amount payable upon return of collateral for securities loaned	$42,609,410

Net amounts due to counterparty	$509,217

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$ 503,561	5.152%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$500,831
	Ball Metalpack Finco, LLC, Term Loan
222,750	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	219,130
	Big River Steel, LLC, Term Loan
437,212	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	438,305
	Chemours Company, Term Loan
503,625	4.160%, (LIBOR 1M + 1.750%), 4/3/2025[b]	488,390
	Momentive Performance Materials USA, LLC, Term Loan
338,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	334,620
	MRC Global (US), Inc., Term Loan
434,486	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	432,857
	Peabody Energy Corporation, Term Loan
355,500	5.152%, (LIBOR 1M + 2.750%), 3/31/2025[b]	353,833
	Pixelle Specialty Solutions, LLC, Term Loan
592,025	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	583,145
	Starfruit US Holdco, LLC, Term Loan
264,338	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	259,823

	Total	3,610,934

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
443,109	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	442,333
	Flex Acquisition Company, Inc. Term Loan
1,608,636	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	1,523,604
	GFL Environmental, Inc., Term Loan
644,627	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	633,578
	Navistar, Inc., Term Loan
108,625	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	108,251
	Sotera Health Holdings, LLC, Term Loan
439,442	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	432,850
	TransDigm, Inc., Term Loan
540,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	529,708
	Vertiv Group Corporation, Term Loan
1,220,969	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,159,921

	Total	4,830,245

Communications Services (0.2%)
	Altice France SA, Term Loan
303,800	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	288,719
	CenturyLink, Inc., Term Loan
1,836,679	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,791,790
	Charter Communications Operating, LLC, Term Loan
842,175	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	840,912
	CSC Holdings, LLC, Term Loan
88,200	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	86,684
	Entercom Media Corporation, Term Loan
48,874	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	48,772
	Frontier Communications Corporation, Term Loan
1,046,125	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,024,334
	Gray Television, Inc., Term Loan
64,914	4.681%, (LIBOR 3M + 2.250%), 2/7/2024[b]	64,589
	HCP Acquisition, LLC, Term Loan
689,885	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	685,145
	Intelsat Jackson Holdings SA, Term Loan
685,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	677,294
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,910,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	2,895,450
133,243	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	131,911
	Mediacom Illinois, LLC, Term Loan
266,625	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	264,359
	NEP Group, Inc., Term Loan
716,400	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	714,165
70,000	9.402%, (LIBOR 1M + 7.000%), 10/19/2026[b]	68,950
	SBA Senior Finance II, LLC, Term Loan
376,200	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	371,197
	Sprint Communications, Inc., Term Loan
1,466,250	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,442,423
502,475	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	497,295
	TNS, Inc., Term Loan
396,076	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	390,135
	Unitymedia Finance, LLC, Term Loan
130,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	129,601

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.2%) - continued
	Virgin Media Bristol, LLC, Term Loan
$ 130,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$129,437
	WideOpenWest Finance, LLC, Term Loan
513,847	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	501,258
	Windstream Services, LLC, Term Loan
799,211	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	820,902

	Total	13,865,322

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
52,021	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	51,691
	Cengage Learning, Inc., Term Loan
1,033,233	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	988,731
	Eldorado Resorts, Inc., Term Loan
39,590	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	39,404
	Four Seasons Hotels, Ltd., Term Loan
443,182	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	442,012
	Golden Entertainment, Inc., Term Loan
936,050	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	931,370
	Golden Nugget, LLC, Term Loan
116,560	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	115,488
	IAA, Inc., Term Loan
230,000	0.000%, (LIBOR 3M + 2.250%), 5/22/2026[b,d,e]	230,575
	Mohegan Gaming and Entertainment, Term Loan
741,149	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	689,136
	Penn National Gaming, Inc., Term Loan
373,125	4.652%, (LIBOR 1M + 2.250%), 10/15/2025[b]	371,435
	Scientific Games International, Inc., Term Loan
1,829,860	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,800,637
	Staples, Inc., Term Loan
125,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	118,750
365,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	349,885
	Stars Group Holdings BV, Term Loan
976,847	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	976,339
	Tenneco, Inc., Term Loan
691,525	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	637,413
	Wyndham Hotels & Resorts, Inc., Term Loan
307,675	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	306,570

	Total	8,049,436

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,963,169	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,845,733
54,175	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	50,816
	Albertson’s, LLC, Term Loan
787,661	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	786,479
845,750	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	840,938
	Amneal Pharmaceuticals, LLC, Term Loan
499,833	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	495,565
	Bausch Health Companies, Inc., Term Loan
898,130	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	897,573
	Chobani, LLC, Term Loan
538,620	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	529,027
	Endo International plc, Term Loan
765,459	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	716,982
	Energizer Holdings, Inc., Term Loan
693,263	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	690,233
	Grifols Worldwide Operations USA, Inc., Term Loan
669,588	4.635%, (LIBOR 1W + 2.250%), 1/31/2025[b]	667,378
	JBS USA LUX SA, Term Loan
608,475	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	606,954
	Libbey Glass, Inc., Term Loan
64,432	5.412%, (LIBOR 1M + 3.000%), 4/9/2021[b]	50,660
	Mallinckrodt International Finance SA, Term Loan
723,099	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	649,661
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,528,772	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,455,207
	MPH Acquisition Holdings, LLC, Term Loan
500,000	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b,d,e]	477,320
	Ortho-Clinical Diagnostics SA, Term Loan
1,353,940	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,300,351

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Plantronics, Inc., Term Loan
$ 1,277,505	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	$1,268,461
	Prime Security Services Borrower, LLC, Term Loan
435,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	431,777
	Revlon Consumer Products Corporation, Term Loan
562,405	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	468,438

	Total	14,229,553

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
445,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	422,381
	Calpine Corporation, Term Loan
545,064	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	541,804
	Consolidated Energy Finance SA, Term Loan
400,950	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	389,924
	HFOTCO, LLC, Term Loan
1,039,500	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,038,200
	McDermott Technology (Americas), Inc., Term Loan
733,219	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	720,505
	Radiate Holdco, LLC, Term Loan
1,674,307	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,633,588

	Total	4,746,402

Financials (0.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
559,732	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	558,685
	Blackstone CQP Holdco, LP, Term Loan
720,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	720,720
	Cyxtera DC Holdings, Inc., Term Loan
112,700	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	104,459
70,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	60,500
	Digicel International Finance, Ltd., Term Loan
1,104,377	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	955,286
	DTZ U.S. Borrower, LLC, Term Loan
739,412	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	736,026
	Genworth Holdings, Inc., Term Loan
173,250	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	174,442
	GGP Nimbus, LLC, Term Loan
794,000	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	774,237
	Grizzly Finco, Term Loan
297,750	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	297,172
	Harland Clarke Holdings Corporation, Term Loan
875,180	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	754,116
	Level 3 Parent, LLC, Term Loan
115,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	114,023
	MoneyGram International, Inc., Term Loan
405,080	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	392,591
	Sable International Finance, Ltd., Term Loan
1,368,853	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,370,565
	Trans Union, LLC, Term Loan
306,900	4.402%, (LIBOR 1M + 2.000%), 6/19/2025[b]	305,903
	Tronox Finance, LLC, Term Loan
898,916	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	889,127

	Total	8,207,852

Technology (0.1%)
	First Data Corporation, Term Loan
220,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	219,727
	Micron Technology, Inc., Term Loan
394,911	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	394,090
	Rackspace Hosting, Inc., Term Loan
1,284,257	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,183,442
	SS&C Technologies Holdings Europe SARL, Term Loan
186,246	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	185,408
	SS&C Technologies, Inc., Term Loan
218,329	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	217,449
271,579	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	270,357
	Worldpay, LLC, Term Loan
1,288,687	4.144%, (LIBOR 1M + 1.750%), 8/20/2024[b]	1,287,296

	Total	3,757,769

Utilities (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
1,342,600	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	1,315,748
	Core and Main, LP, Term Loan
502,350	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	500,622

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Utilities (<0.1%) - continued
	EnergySolutions, LLC, Term Loan
$321,750	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	$307,271
	Talen Energy Supply, LLC, Term Loan
290,000	0.000%, (LIBOR 1M + 3.750%), 6/28/2026[b,d,e]	288,188
361,453	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	361,113
	TerraForm Power Operating, LLC, Term Loan
236,992	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	235,511

	Total	3,008,453

	Total Bank Loans (cost $65,519,258)	64,305,966

Shares	Registered Investment Companies (43.5%)
Affiliated (42.5%)
7,455,594	Thrivent Core Emerging Markets Debt Fund	73,213,935
21,771,549	Thrivent Core International Equity Fund	208,789,153
19,330,112	Thrivent Core Low Volatility Equity Fund	226,935,511
29,253,896	Thrivent Global Stock Portfolio	381,962,268
12,514,248	Thrivent High Yield Portfolio	59,411,390
16,778,580	Thrivent Income Portfolio	174,180,118
55,987,573	Thrivent International Allocation Portfolio	540,705,589
25,537,074	Thrivent Large Cap Value Portfolio	451,053,673
10,054,804	Thrivent Limited Maturity Bond Portfolio	99,695,396
24,776,142	Thrivent Mid Cap Stock Portfolio	449,037,839
5,774,013	Thrivent Small Cap Stock Portfolio	105,550,695

	Total	2,770,535,567

Unaffiliated (1.0%)
20,000	Invesco Senior Loan ETF	453,200
39,415	iShares Russell 2000 Growth Index Fund[g]	7,917,291
17,859	iShares Russell 2000 Index Fund[g]	2,777,075
13,271	iShares Russell 2000 Value Index Fund	1,599,155
39,243	Materials Select Sector SPDR Fund[g]	2,295,716
13,597	ProShares Ultra S&P 500[g]	1,713,358
96,796	SPDR S&P 500 ETF Trust	28,361,228
75,202	SPDR S&P Biotech ETF[g]	6,595,967
24,814	SPDR S&P Retail ETF	1,051,369
112,314	Vanguard Real Estate ETF	9,816,244
41,995	Vanguard Short-Term Corporate Bond ETF	3,388,157

	Total	65,968,760

	Total Registered Investment Companies (cost $2,513,179,017)	2,836,504,327

	Common Stock (36.2%)
Communications Services (2.3%)
195,324	Activision Blizzard, Inc.	9,219,293
47,073	Alphabet, Inc., Class Ah	50,970,644
4,380	Alphabet, Inc., Class Ch	4,734,386
81,798	Auto Trader Group plc[i]	569,706
24,723	CBS Corporation	1,233,678
123,490	Comcast Corporation	5,221,157
19,600	DISH Network Corporation[h]	752,836
179,750	Facebook, Inc.[h]	34,691,750
6,345	Hemisphere Media Group, Inc.[h]	81,977
15,670	IAC/InterActiveCorp[h]	3,408,695
1,425	Ipsos SA	37,574
6,642	John Wiley and Sons, Inc.	304,602
24,500	KDDI Corporation	623,444
6,388	Liberty Latin America, Ltd.[h]	110,065
21,276	Liberty Media Corporation - Liberty SiriusXM[h]	808,063
60,838	Mediaset Espana Comunicacion SA	442,842
176,205	News Corporation	2,459,822
2,300	NTT DOCOMO, Inc.	53,663
194,322	ORBCOMM, Inc.[h]	1,408,835
3,550	Rightmove plc	24,151
18,782	Seven West Media, Ltd.[h]	6,134
33,897	Take-Two Interactive Software, Inc.[h]	3,848,326
36,549	Telenor ASA	776,527
175,458	Telstra Corporation, Ltd.	474,457
282,948	Tencent Holdings, Ltd., ADR	12,806,226
14,500	TV Asahi Holdings Corporation	234,324
19,525	Twitter, Inc.[h]	681,423
134,659	Verizon Communications, Inc.	7,693,069
26,170	Walt Disney Company	3,654,379
3,281	Wolters Kluwer NV	238,697

	Total	147,570,745

Consumer Discretionary (4.1%)
35,499	Amazon.com, Inc.[h]	67,221,971
42,075	American Axle & Manufacturing Holdings, Inc.[h]	536,877
1,800	AOKI Holdings, Inc.	17,852
1,600	Aoyama Trading Company, Ltd.	31,411
20,246	Aptiv plc	1,636,484
2,100	Autobacs Seven Company, Ltd.	34,697
24,568	Barratt Developments plc	178,782
805	Barrett Business Services, Inc.	66,493
4,700	Benesse Holdings, Inc.	109,686
8,433	Berkeley Group Holdings plc	399,670
7,232	Booking Holdings, Inc.[h]	13,557,903
56,540	BorgWarner, Inc.	2,373,549
1,158	Bovis Homes Group plc	15,224
1,800	Bridgestone Corporation	71,008
55,632	Bright Horizons Family Solutions, Inc.[h]	8,393,200
13,407	Buckle, Inc.[g]	232,075
1,863	Bunzl plc	49,157
41,169	Burlington Stores, Inc.[h]	7,004,905
56,875	Canada Goose Holdings, Inc.[g,h]	2,202,769
3,359	Carnival plc	147,825
919	Cavco Industries, Inc.[h]	144,779
8,063	Century Casinos, Inc.[h]	78,211
58,785	Children’s Place, Inc.[g]	5,606,913
4,750	Chipotle Mexican Grill, Inc.[h]	3,481,180
2,300	Chiyoda Company, Ltd.	33,687
5,068	Cie Generale des Etablissements Michelin	640,806
56,300	Citizen Watch Company, Ltd.	289,699
1,507	Compass Group plc	36,126
4,904	Countryside Properties plc[i]	18,600
75,024	Crocs, Inc.[h]	1,481,724
27,127	CSS Industries, Inc.	132,380
24,717	Culp, Inc.	469,623

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Consumer Discretionary (4.1%) - continued
25,863	D.R. Horton, Inc.	$1,115,471
16,500	Denso Corporation	695,741
11,007	Domino’s Pizza, Inc.	3,063,028
113,839	Duluth Holdings, Inc.[h]	1,547,072
36,892	Emerald Expositions Events, Inc.	411,346
11,456	Ethan Allen Interiors, Inc.	241,263
11,981	Etsy, Inc.[h]	735,274
1,000	Exedy Corporation	21,000
162,989	Extended Stay America, Inc.	2,752,884
58,142	Five Below, Inc.[h]	6,978,203
441	Genuine Parts Company	45,679
73,614	G-III Apparel Group, Ltd.[h]	2,165,724
42,525	Harley-Davidson, Inc.	1,523,671
5,777	Haverty Furniture Companies, Inc.	98,382
50,246	Home Depot, Inc.	10,449,661
6,307	Hooker Furniture Corporation	130,050
5,134	Inchcape plc	40,234
97,703	International Game Technology plc	1,267,208
1,141	Johnson Outdoors, Inc.	85,084
96,115	Knoll, Inc.	2,208,723
48,410	Lowe’s Companies, Inc.	4,885,053
4,250	Lululemon Athletica, Inc.[h]	765,892
16,098	Marcus Corporation	530,590
36,466	Modine Manufacturing Company[h]	521,828
6,740	Mohawk Industries, Inc.[h]	993,948
25,753	Moneysupermarket.com Group plc	134,909
56,237	Netflix, Inc.h	20,656,975
16,700	NHK Spring Company, Ltd.	129,100
259,489	NIKE, Inc.	21,784,102
116,200	Nissan Motor Company, Ltd.	832,279
58,890	Norwegian Cruise Line Holdings, Ltd.[h]	3,158,271
25,301	Ollie’s Bargain Outlet Holdings, Inc.[h]	2,203,970
2,100	Onward Holdings Company, Ltd.	11,600
4,547	O’Reilly Automotive, Inc.[h]	1,679,298
37,812	Oxford Industries, Inc.	2,866,150
18,769	Park Hotels & Resorts, Inc.	517,274
107,404	Planet Fitness, Inc.[h]	7,780,346
123,550	Playa Hotels and Resorts NVh	952,570
1,500	Plenus Company, Ltd.	24,466
9,333	PVH Corporation	883,275
302,209	Red Rock Resorts, Inc.	6,491,449
21,571	Redrow plc	149,380
5,425	RHh	627,130
20,413	Ross Stores, Inc.	2,023,337
4,500	Sangetsu Company, Ltd.	82,905
27,600	Sekisui House, Ltd.	454,754
1,100	SHIMAMURA Company, Ltd.	82,353
7,698	Standard Motor Products, Inc.	349,027
132,940	Starbucks Corporation	11,144,360
2,640	Steven Madden, Ltd.	89,628
38,200	Sumitomo Rubber Industries, Ltd.	442,442
7,245	Super Retail Group, Ltd.	41,935
700	Takara Standard Company, Ltd.	11,106
81,980	Taylor Wimpey plc	164,506
49,970	Texas Roadhouse, Inc.	2,681,890
84,467	Toll Brothers, Inc.	3,093,182
53,513	Tower International, Inc.	1,043,503
20,300	Toyoda Gosei Company, Ltd.	396,730
400	TS Tech Company, Ltd.	10,926
14,549	Ulta Beauty, Inc.[h]	5,046,903
1,700	United Arrows, Ltd.	53,149
22,203	Vail Resorts, Inc.	4,955,266
2,900	WH Smith plc	72,641
35,641	Wingstop, Inc.	3,376,985
20,300	Yahoo Japan Corporation	59,713
50,048	Zumiez, Inc.[h]	1,306,253

	Total	267,834,313

Consumer Staples (1.3%)
30,210	Archer-Daniels-Midland Company	1,232,568
2,800	Arcs Company, Ltd.	55,925
23,983	Calavo Growers, Inc.[g]	2,320,115
3,329	Carlsberg AS	441,749
67,736	Casey’s General Stores, Inc.	10,566,139
37,526	Central Garden & Pet Company[h]	1,011,326
5,013	Central Garden & Pet Company, Class Ah	123,520
51,432	Church & Dwight Company, Inc.	3,757,622
73,850	Colgate-Palmolive Company	5,292,829
266,484	Cott Corporation	3,557,561
10,434	Empire Company, Ltd.	262,772
3,431	ForFarmers BV	29,056
823	Glanbia plc	13,381
1,450	Grocery Outlet Holding Corporation[h]	47,676
184,024	Hain Celestial Group, Inc.[h]	4,030,126
1,520	Inter Parfums, Inc.	101,065
58,600	Japan Tobacco, Inc.	1,291,760
38,259	John B. Sanfilippo & Son, Inc.	3,048,860
10,980	Kimberly-Clark Corporation	1,463,414
452	L’Oreal SA	128,516
800	Ministop Company, Ltd.	11,513
188,877	Monster Beverage Corporation[h]	12,056,019
31,679	PepsiCo, Inc.	4,154,067
124,379	Philip Morris International, Inc.	9,767,483
6,975	Seneca Foods Corporation[h]	194,114
7,400	Sugi Holdings Company, Ltd.	350,470
14,700	Sundrug Company, Ltd.	398,674
330,647	SunOpta, Inc.[h]	1,087,829
5,763	Swedish Match AB	243,650
11,500	TreeHouse Foods, Inc.[h]	622,150
1,100	TSURUHA Holdings, Inc.	102,018
165,402	Turning Point Brands, Inc.	8,101,390
14,635	Unilever NV	889,196
21,107	Unilever plc	1,310,227
63,717	Wal-Mart Stores, Inc.	7,040,091

	Total	85,104,871

Energy (0.8%)
65,391	Abraxas Petroleum Corporation[h]	67,353
294,222	Archrock, Inc.	3,118,753
63,867	BP plc ADR	2,663,254
496,047	Callon Petroleum Company[h]	3,268,950
54,535	Chevron Corporation	6,786,335
63,128	Comstock Resources, Inc.[g,h]	351,623
14,246	Concho Resources, Inc.	1,469,902
4,778	Contura Energy, Inc.[h]	247,978
7,462	Diamond Offshore Drilling, Inc.[g,h]	66,188
23,830	Diamondback Energy, Inc.	2,596,755
26,649	Dril-Quip, Inc.[h]	1,279,152
28,875	EQT Corporation	456,514
22,319	Era Group, Inc.[h]	186,140
417,793	Euronav NV	3,943,966
5,631	Evolution Petroleum Corporation	40,262
54,545	Exterran Corporation[h]	775,630
21,379	Exxon Mobil Corporation	1,638,273
72,800	Forum Energy Technologies, Inc.[h]	248,976
35,932	Frank’s International NVh	196,189
556	Gaztransport Et Technigaz SA	55,773
125,034	Gran Tierra Energy, Inc.[h]	198,804
55,950	Halliburton Company	1,272,303

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

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Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Energy (0.8%) - continued
5,700	JXTG Holdings, Inc.	$28,408
170,928	Marathon Oil Corporation	2,428,887
43,650	Marathon Petroleum Corporation	2,439,162
4,026	Matrix Service Company[h]	81,567
183,342	Nabors Industries, Ltd.	531,692
209,639	Nine Energy Service, Inc.[h]	3,633,044
10,777	Oil States International, Inc.[h]	197,219
18,481	Pacific Drilling SAh	232,861
41,875	Patterson-UTI Energy, Inc.	481,981
43,880	Pioneer Natural Resources Company	6,751,377
1,219	REX American Resources Corporation[h]	88,865
24,844	Royal Dutch Shell plc, Class A	810,851
35,123	Royal Dutch Shell plc, Class B	1,150,869
9,577	SEACOR Holdings, Inc.[h]	455,003
134,672	Talos Energy, Inc.[h]	3,238,862
59,542	TechnipFMC plc	1,544,519
55,448	Unit Corporation[h]	492,933
39,075	WPX Energy, Inc.[h]	449,753

	Total	55,966,926

Financials (5.1%)
1,407	Aareal Bank AG	37,066
44,660	Aflac, Inc.	2,447,815
35,820	AG Mortgage Investment Trust, Inc.	569,538
4,916	Alleghany Corporation[h]	3,348,337
1,737	Allianz SE	418,923
12,389	Allstate Corporation	1,259,837
30,600	Ally Financial, Inc.	948,294
115,628	American Financial Group, Inc.	11,848,401
25,160	American International Group, Inc.	1,340,525
15,218	Ameriprise Financial, Inc.	2,209,045
58,703	Ameris Bancorp	2,300,571
23,679	Arch Capital Group, Ltd.[h]	878,017
27,485	Argo Group International Holdings, Ltd.	2,035,264
5,356	ARMOUR Residential REIT, Inc.	99,836
32,060	Arthur J. Gallagher & Company	2,808,135
10,999	Artisan Partners Asset Management, Inc.	302,692
124,116	Assured Guaranty, Ltd.	5,222,801
27,571	Banca Monte dei Paschi di Siena SPA[g,h]	33,777
15,556	Bank Leumi Le-Israel BM	112,439
610,009	Bank of America Corporation	17,690,261
5,161	Bank of Marin Bancorp	211,704
11,502	Bank of Montreal	868,831
24,909	BankFinancial Corporation	348,477
7,053	Berkshire Hathaway, Inc.[h]	1,503,488
3,155	BlackRock, Inc.	1,480,641
61,040	Blackstone Group, LP	2,711,397
18,488	BOK Financial Corporation	1,395,474
100,730	Boston Private Financial Holdings, Inc.	1,215,811
386,974	BrightSphere Investment Group	4,415,373
26,197	Brown & Brown, Inc.	877,599
7,892	Byline Bancorp, Inc.[h]	150,895
37,347	Capital One Financial Corporation	3,388,867
26,528	Cboe Global Markets, Inc.	2,749,097
17,616	Central Pacific Financial Corporation	527,775
189,024	Charles Schwab Corporation	7,596,875
14,080	Chubb, Ltd.	2,073,843
47,089	CI Financial Corporation	767,347
12,769	Cincinnati Financial Corporation	1,323,762
117,570	Citigroup, Inc.	8,233,427
16,507	Citizens Financial Group, Inc.	583,688
18,168	CNP Assurances	412,384
24,318	Cohen & Steers, Inc.	1,250,918
33,629	Colony Capital, Inc.	168,145
67,030	Comerica, Inc.	4,869,059
43,219	Community Trust Bancorp, Inc.	1,827,732
14,700	DBS Group Holdings, Ltd.	282,388
786	Deutsche Boerse AG	110,960
16,338	Deutsche Pfandbriefbank AGi	196,729
28,608	Direct Line Insurance Group plc	120,591
79,230	Discover Financial Services	6,147,456
15,229	DnB ASA	283,772
69,576	Dynex Capital, Inc.	1,165,398
125,659	E*TRADE Financial Corporation	5,604,391
104,290	East West Bancorp, Inc.	4,877,643
13,792	Ellington Residential Mortgage REIT	148,402
21,326	Enterprise Financial Services Corporation	887,162
54,600	Essent Group, Ltd.[h]	2,565,654
8,698	Euronext NVi	658,083
8,501	FBL Financial Group, Inc.	542,364
694	Federal Agricultural Mortgage Corporation	50,426
116,964	Fifth Third Bancorp	3,263,296
27,247	Financial Institutions, Inc.	794,250
41,427	First American Financial Corporation	2,224,630
49,575	First Busey Corporation	1,309,276
14,626	First Citizens BancShares, Inc.	6,585,649
60,539	First Defiance Financial Corporation	1,729,599
21,053	First Financial Corporation	845,488
157,104	First Hawaiian, Inc.	4,064,280
65,700	First Interstate BancSystem, Inc.	2,602,377
1,622	First Mid-Illinois Bancshares, Inc.	56,640
15,132	First Midwest Bancorp, Inc.	309,752
3,983	First of Long Island Corporation	79,979
19,563	First Republic Bank	1,910,327
71,577	FlexiGroup, Ltd.	82,034
8,547	Genworth MI Canada, Inc.[g]	270,465
4,340	Goldman Sachs Group, Inc.	887,964
43,168	Great Southern Bancorp, Inc.	2,583,605
99,691	Hamilton Lane, Inc.	5,688,368
46,180	Hancock Whitney Corporation	1,849,971
15,289	Hanover Insurance Group, Inc.	1,961,579
111,313	Hartford Financial Services Group, Inc.	6,202,360
804	Heartland Financial USA, Inc.	35,963
240,487	Heritage Commerce Corporation	2,945,966
35,216	Hometrust Bancshares, Inc.	885,330
44,387	Horace Mann Educators Corporation	1,788,352
44,904	Horizon Bancorp, Inc.	733,731
23,571	Houlihan Lokey, Inc.	1,049,617
93,540	Huntington Bancshares, Inc.	1,292,723
51,298	IBERIABANK Corporation	3,890,953
39,869	Independent Bank Corporation	868,746
49,769	Interactive Brokers Group, Inc.	2,697,480
211,506	Intercontinental Exchange, Inc.	18,176,826
72,633	Israel Discount Bank, Ltd.	296,154
32,685	J.P. Morgan Chase & Company	3,654,183
40,522	Kemper Corporation	3,496,643
58,500	KeyCorp	1,038,375
5,087	KKR Real Estate Finance Trust, Inc.	101,333
19,202	Lakeland Bancorp, Inc.	310,112
6,305	Laurentian Bank of Canada	216,562
945,556	Lloyds TSB Group plc	679,120
36,372	Loews Corporation	1,988,457
22,193	M&T Bank Corporation	3,774,364
38,814	Manulife Financial Corporation	705,413

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Financials (5.1%) - continued
930	Markel Corporation[h]	$1,013,328
7,349	MarketAxess Holdings, Inc.	2,362,116
173,572	Medibank Private, Ltd.	425,895
7,028	Mercantile Bank Corporation	228,972
83,766	Meridian Bancorp, Inc.	1,498,574
39,140	MetLife, Inc.	1,944,084
56,967	MidWestOne Financial Group, Inc.	1,592,797
31,800	Mizuho Financial Group, Inc.	46,241
32,740	Morgan Stanley	1,434,339
12,066	MSCI, Inc.	2,881,240
3,512	National Bank of Canada	166,837
581	National Western Life Group, Inc.	149,317
15,963	Newmark Group, Inc.	143,348
45,943	Northern Trust Corporation	4,134,870
21,948	Old Second Bancorp, Inc.	280,276
33,886	PacWest Bancorp	1,315,793
2,154	Paragon Banking Group plc	12,003
2,522	Pargesa Holding SA	194,510
140,316	PCSB Financial Corporation	2,841,399
1,806	Peapack-Gladstone Financial Corporation	50,785
6,122	Peoples Bancorp, Inc.	197,496
1,412	Piper Jaffray Companies	104,869
17,885	Primerica, Inc.	2,145,306
12,800	Prudential Financial, Inc.	1,292,800
30,124	QCR Holdings, Inc.	1,050,424
28,150	Radian Group, Inc.	643,227
73,046	Raymond James Financial, Inc.	6,176,039
25,007	Reinsurance Group of America, Inc.	3,901,842
19,500	Resona Holdings, Inc.	81,346
43,160	S&P Global, Inc.	9,831,416
60,978	Sandy Spring Bancorp, Inc.	2,126,913
177,159	Santander Consumer USA Holdings Inc.	4,244,730
160,697	Seacoast Banking Corporation of Florida[h]	4,088,132
33,526	SEI Investments Company	1,880,809
2,500	Senshu Ikeda Holdings, Inc.	4,625
2,467	Skandinaviska Enskilda Banken AB	22,842
593,193	SLM Corporation	5,765,836
41,780	State Auto Financial Corporation	1,462,300
12,250	State Street Corporation	686,735
64,412	Stifel Financial Corporation	3,804,173
22,859	SVB Financial Group[h]	5,133,903
111,336	Synovus Financial Corporation	3,896,760
9,532	Territorial Bancorp, Inc.	294,539
3,704	Topdanmark AS	209,042
17,365	Toronto-Dominion Bank	1,014,677
22,507	TriCo Bancshares	850,765
144,973	TrustCo Bank Corporation	1,148,186
38,190	U.S. Bancorp	2,001,156
56,970	United Community Banks, Inc.	1,627,063
68,749	United Financial Bancorp, Inc.	974,861
6,925	Univest Financial Corporation	181,851
19,682	Walker & Dunlop, Inc.	1,047,279
15,297	Washington Trust Bancorp, Inc.	798,197
14,125	Western Alliance Bancorp[h]	631,670
1,396	Westwood Holdings Group, Inc.	49,139
74,104	Wintrust Financial Corporation	5,421,449
62,329	WSFS Financial Corporation	2,574,188
155,861	Zions Bancorporations NA	7,166,489

	Total	333,683,692

Health Care (5.3%)
170,521	Abbott Laboratories	14,340,816
2,490	Abcam plc	46,611
10,438	ABIOMED, Inc.[h]	2,718,995
35,177	Aerie Pharmaceuticals, Inc.[h]	1,039,480
113,855	Agilent Technologies, Inc.	8,501,553
25,908	AmerisourceBergen Corporation	2,208,916
31,110	Amgen, Inc.	5,732,951
2,840	Amplifon SPA	66,544
17,240	Ardelyx, Inc.[h]	46,376
16,727	Arena Pharmaceuticals, Inc.[h]	980,704
39,868	Array BioPharma, Inc.[h]	1,847,084
621	Atrion Corporation	529,552
22,500	Bausch Health Companies, Inc.[h]	567,450
2,879	Biogen, Inc.[h]	673,312
25,567	BioMarin Pharmaceutical, Inc.[h]	2,189,814
1,708	Bio-Rad Laboratories, Inc.[h]	533,904
22,186	Bio-Techne Corporation	4,625,559
99,952	Bruker Corporation	4,992,602
149,776	Catalent, Inc.[h]	8,119,357
19,156	Charles River Laboratories International, Inc.[h]	2,718,236
5,745	Cigna Holding Company	905,125
30,564	Concert Pharmaceuticals, Inc.[h]	366,768
7,377	CryoLife, Inc.[h]	220,794
61,246	CVS Health Corporation	3,337,295
36,696	Danaher Corporation	5,244,592
16,550	Dexcom, Inc.[h]	2,479,852
63,067	Edwards Lifesciences Corporation[h]	11,650,998
136,640	GenMark Diagnostics, Inc.[h]	886,794
111,691	Gilead Sciences, Inc.	7,545,844
6,730	GlaxoSmithKline plc	134,902
1,872	GN Store Nord AS	87,511
180,365	Halozyme Therapeutics, Inc.[h]	3,098,671
23,533	Hill-Rom Holdings, Inc.	2,462,022
10,678	Humana, Inc.	2,832,873
30,967	Illumina, Inc.[h]	11,400,501
35,158	Immunomedics, Inc.[g,h]	487,641
38,479	Inogen, Inc.[h]	2,568,858
63,789	Inspire Medical Systems, Inc.[h]	3,868,803
48,638	Intersect ENT, Inc.[h]	1,107,001
19,550	Intra-Cellular Therapies, Inc.[h]	253,759
29,349	Intuitive Surgical, Inc.[h]	15,395,018
23,900	Jazz Pharmaceuticals, Inc.[h]	3,407,184
93,980	Johnson & Johnson	13,089,534
1,200	KYORIN Holdings, Inc.	21,278
3,786	Laboratory Corporation of America Holdings[h]	654,599
75,800	LHC Group, Inc.[h]	9,064,164
16,107	Ligand Pharmaceuticals, Inc.[h]	1,838,614
368	LNA Sante	18,454
7,245	Magellan Health Services, Inc.[h]	537,796
431	Masimo Corporation[h]	64,141
14,826	McKesson Corporation	1,992,466
99,490	Medtronic plc	9,689,331
86,310	Merck & Company, Inc.	7,237,093
45,601	Merit Medical Systems, Inc.[h]	2,715,996
1,480	Mesa Laboratories, Inc.	361,623
112,088	Natera, Inc.[h]	3,091,387
19,490	National Healthcare Corporation	1,581,614
34,554	Neurocrine Biosciences, Inc.[h]	2,917,394
13,051	Nevro Corporation[h]	846,096
16,416	Novartis AG	1,498,646
30,615	Novo Nordisk AS	1,563,729
25,742	Novocure, Ltd.[h]	1,627,667
22,956	NuVasive, Inc.[h]	1,343,844
26,672	Omnicell, Inc.[h]	2,294,592
248,900	Optinose, Inc.[g,h]	1,762,212
5,880	Orthifix Medical, Inc.[h]	310,934

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Health Care (5.3%) - continued
28,023	PDL BioPharma, Inc.[h]	$87,992
23,384	PerkinElmer, Inc.	2,252,815
167,333	Pfizer, Inc.	7,248,866
1,288	Phibro Animal Health Corporation	40,920
5,794	Prothena Corporation plc[h]	61,243
5,945	Recordati SPA	247,789
3,224	Repligen Corporation[h]	277,103
18,433	ResMed, Inc.	2,249,379
4,908	Roche Holding AG	1,380,070
15,531	Sage Therapeutics, Inc.[h]	2,843,571
67,012	Syneos Health, Inc.[h]	3,423,643
64,397	Tactile Systems Technology, Inc.[h]	3,665,477
30,582	Teleflex, Inc.	10,127,229
65,149	Thermo Fisher Scientific, Inc.	19,132,958
2,619	U.S. Physical Therapy, Inc.	321,011
102,670	UnitedHealth Group, Inc.	25,052,507
13,472	Universal Health Services, Inc.	1,756,614
21,772	Varian Medical Systems, Inc.[h]	2,963,822
61,855	Veeva Systems, Inc.[h]	10,027,314
61,415	Vertex Pharmaceuticals, Inc.[h]	11,262,283
4,345	Waters Corporation[h]	935,218
9,923	West Pharmaceutical Services, Inc.	1,241,863
353,459	Wright Medical Group NVh	10,540,147
192,081	Zoetis, Inc.	21,799,273

	Total	347,284,933

Industrials (5.4%)
50,923	Acco Brands Corporation	400,764
14,189	ACS Actividades de Construccion y Servicios, SA	567,688
3,650	Acuity Brands, Inc.	503,372
21,263	Aegion Corporation[h]	391,239
59,117	Aerojet Rocketdyne Holdings, Inc.[h]	2,646,668
60,314	AGCO Corporation	4,678,557
1,537	Alamo Group, Inc.	153,592
12,925	Altra Industrial Motion Corporation	463,749
77,304	AMETEK, Inc.	7,022,295
72,491	Arcosa, Inc.	2,727,836
55,207	ASGN, Inc.[h]	3,345,544
23,191	Atlas Copco AB, Class A	743,171
21,029	Atlas Copco AB, Class B	604,593
83,608	AZZ, Inc.	3,847,640
4,530	Boeing Company	1,648,965
7,825	Brink’s Company	635,234
1,781	Bureau Veritas SA	43,960
78,571	BWX Technologies, Inc.	4,093,549
20,027	Carlisle Companies, Inc.	2,811,991
100,567	Casella Waste Systems, Inc.[h]	3,985,470
18,185	Caterpillar, Inc.	2,478,434
174,290	CBIZ, Inc.[h]	3,414,341
460	Chase Corporation	49,514
2,525	CIA De Distribucion Integral	57,176
3,186	Columbus McKinnon Corporation	133,716
31,798	Cornerstone Building Brands, Inc.[h]	185,382
109,456	Costamare, Inc.	561,509
14,224	CRA International, Inc.	545,206
70,320	Crane Company	5,867,501
13,011	CSW Industrials, Inc.	886,700
31,715	CSX Corporation	2,453,790
9,798	Cummins, Inc.	1,678,789
76,831	Curtiss-Wright Corporation	9,767,525
53,570	Delta Air Lines, Inc.	3,040,098
28,628	Douglas Dynamics, Inc.	1,139,108
109,351	EMCOR Group, Inc.	9,633,823
49,510	Emerson Electric Company	3,303,307
60,483	Encore Wire Corporation	3,543,094
2,834	Ennis, Inc.	58,154
13,398	ESCO Technologies, Inc.	1,106,943
110,061	Federal Signal Corporation	2,944,132
34,746	Forrester Research, Inc.	1,634,104
29	Geberit AG	13,555
21,726	General Dynamics Corporation	3,950,221
17,898	Gorman-Rupp Company	587,591
41,848	Granite Construction, Inc.	2,016,237
1,900	GS Yuasa Corporation	36,736
32,143	GWA Group, Ltd.	77,221
69,948	Healthcare Services Group, Inc.[g]	2,120,823
43,744	Heico Corporation	5,853,385
4,622	Herc Holdings, Inc.[h]	211,826
2,367	Hillenbrand, Inc.	93,662
6,100	Hino Motors, Ltd.	51,485
145,065	Honeywell International, Inc.	25,326,898
6,549	Hub Group, Inc.[h]	274,927
35,506	Hubbell, Inc.	4,629,982
6,150	Huntington Ingalls Industries, Inc.	1,382,151
4,620	Hyster-Yale Materials Handling, Inc.	255,301
28,312	ICF International, Inc.	2,061,114
29,762	IDEX Corporation	5,123,231
21,869	Illinois Tool Works, Inc.	3,298,064
4,100	Inaba Denki Sangyo Company, Ltd.	172,353
49,815	Ingersoll-Rand plc	6,310,066
185,495	Interface, Inc.	2,843,638
37,780	Johnson Controls International plc	1,560,692
15,571	Kelly Services, Inc.	407,805
41,485	Kforce, Inc.	1,455,709
6,079	Koninklijke Philips NV	264,290
23,565	Korn Ferry	944,250
4,885	Legrand SA	357,169
81,078	Lincoln Electric Holdings, Inc.	6,674,341
37,477	Lockheed Martin Corporation	13,624,389
13,334	Manpower, Inc.	1,288,064
5,500	Marubeni Corporation	36,508
89,992	Masonite International Corporation[h]	4,740,779
43,905	Mercury Systems, Inc.[h]	3,088,717
117,125	Milacron Holdings Corporation[h]	1,616,325
3,000	Mitsuboshi Belting, Ltd.	53,109
2,400	Mitsui & Company, Ltd.	39,175
12,462	Moog, Inc.	1,166,568
373,350	MRC Global, Inc.[h]	6,391,752
48,619	Mueller Industries, Inc.	1,423,078
18,456	Mueller Water Products, Inc.	181,238
12,503	National Express Group plc	63,753
10,300	Nitto Kogyo Corporation	197,387
5,265	Nobina ABi	32,674
68,085	Norfolk Southern Corporation	13,571,383
3,783	Northgate plc	16,695
2,200	NSK, Ltd.	19,664
17,115	Old Dominion Freight Line, Inc.	2,554,585
24,274	PageGroup plc	158,001
29,890	Parker Hannifin Corporation	5,081,599
158,981	Primoris Services Corporation	3,327,472
34,835	Raven Industries, Inc.	1,249,880
80,577	Regal-Beloit Corporation	6,583,947
33,864	RELX plc	821,356
19,056	Resources Connection, Inc.	305,087
235,874	Ritchie Brothers Auctioneers, Inc.	7,835,734
16,529	Rockwell Automation, Inc.	2,707,946
17,072	Roper Industries, Inc.	6,252,791
1,097	Rush Enterprises, Inc.	40,062
16,169	Sandvik AB	297,123
1,627	Schindler Holding AG, Participation Certificate	362,655

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Industrials (5.4%) - continued
7,124	Schneider Electric SE	$644,600
9,827	Signify NVi	290,531
40,476	SiteOne Landscape Supply, Inc.[g,h]	2,804,987
23,100	SKF AB	425,256
110,921	Southwest Airlines Company	5,632,568
39,007	SP Plus Corporation[h]	1,245,494
1,669	Spirax-Sarco Engineering plc	194,840
26,782	SPX Corporation[h]	884,342
73,118	SPX FLOW, Inc.[h]	3,060,720
57,476	Standex International Corporation	4,203,795
33,800	Sumitomo Corporation	513,357
52,900	Sumitomo Electric Industries, Ltd.	696,302
1,400	Taikisha, Ltd.	42,406
34,141	Teledyne Technologies, Inc.[h]	9,350,196
2,810	Thermon Group Holdings, Inc.[h]	72,077
4,000	Toppan Forms Company, Ltd.	31,517
23,427	TPI Composites, Inc.[h]	579,115
2,859	Transcontinental, Inc.	31,853
6,183	TransDigm Group, Inc.[h]	2,991,335
19,581	TransUnion	1,439,399
77,494	TriMas Corporation[h]	2,399,989
3,000	Tsubakimoto Chain Company	98,168
16,436	UniFirst Corporation	3,099,337
9,950	United Continental Holdings, Inc.[h]	871,123
5,264	United Parcel Service, Inc.	543,613
25,319	United Rentals, Inc.[h]	3,358,059
70,024	United Technologies Corporation	9,117,125
26,810	Universal Truckload Services, Inc.	602,421
58,504	Valmont Industries, Inc.	7,418,892
2,451	Vectrus, Inc.[h]	99,413
49,645	Verisk Analytics, Inc.	7,271,007
34,428	WageWorks, Inc.[h]	1,748,598
110,130	Waste Connections, Inc.	10,526,225
18,749	Watsco, Inc.	3,066,024
118,679	Willdan Group, Inc.[h]	4,420,793
33,425	Xylem, Inc.	2,795,667
1,800	Yuasa Trading Company, Ltd.	50,400

	Total	351,903,986

Information Technology (9.5%)
24,094	Accenture plc	4,451,848
46,959	Advanced Energy Industries, Inc.[h]	2,642,383
147,477	Advanced Micro Devices, Inc.[h]	4,478,877
51,873	Akamai Technologies, Inc.[h]	4,157,102
5,650	Alliance Data Systems Corporation	791,735
12,944	Alteryx, Inc.[h]	1,412,449
1,709	Altisource Portfolio Solutions SAh	33,599
8,427	Amadeus IT Holding SA	667,802
8,593	American Software, Inc.	112,998
127,594	Amphenol Corporation	12,241,368
8,374	ANSYS, Inc.[h]	1,715,163
223,837	Apple, Inc.	44,301,819
44,877	Arista Networks, Inc.[h]	11,650,967
10,570	Atkore International Group, Inc.[h]	273,446
17,070	Atlassian Corporation plc[h]	2,233,439
31,215	Automatic Data Processing, Inc.	5,160,776
2,668	Badger Meter, Inc.	159,253
77,211	Benchmark Electronics, Inc.	1,939,540
94,757	Blackline, Inc.[h]	5,070,447
96,970	Booz Allen Hamilton Holding Corporation	6,420,384
2,408	Broadridge Financial Solutions, Inc.	307,454
2,797	CACI International, Inc.[h]	572,238
34,900	Canon, Inc.[g]	1,021,979
7,020	Capgemini SA	872,819
117,240	CDK Global, Inc.	5,796,346
16,493	CDW Corporation	1,830,723
16,388	CGI, Inc.[h]	1,259,932
153,151	Ciena Corporation[h]	6,299,101
547,956	Cisco Systems, Inc.	29,989,632
253,748	Clearwater Energy, Inc.	4,105,643
28,413	Cognex Corporation	1,363,256
14,312	Cohu, Inc.	220,834
31,598	Computer Services, Inc.	1,165,966
25,091	Computershare, Ltd.	286,156
64,609	CoreLogic, Inc.[h]	2,702,595
48,002	Coupa Software, Inc.[h]	6,077,533
6,631	CSG Systems International, Inc.	323,792
43,620	Descartes Systems Group, Inc.[h]	1,611,759
83,811	DocuSign, Inc.[h]	4,166,245
269,251	Dolby Laboratories, Inc.	17,393,615
3,713	DSP Group, Inc.[h]	53,319
24,240	Ebix, Inc.[g]	1,217,333
10,779	EPAM Systems, Inc.[h]	1,865,845
11,710	Euronet Worldwide, Inc.[h]	1,970,090
21,151	ExlService Holdings, Inc.[h]	1,398,716
5,188	eXp World Holdings, Inc.[g,h]	57,742
8,529	Fair Isaac Corporation[h]	2,678,277
61,162	Fiserv, Inc.[h]	5,575,528
59,936	Five9, Inc.[h]	3,074,117
41,321	Global Payments, Inc.	6,616,732
88,038	Guidewire Software, Inc.[h]	8,925,292
30,554	Halma plc	784,710
31,311	International Business Machines Corporation	4,317,787
48,409	Intuit, Inc.	12,650,724
355	Jenoptik AG	11,480
52,461	Keysight Technologies, Inc.[h]	4,711,522
11,412	KLA-Tencor Corporation	1,348,898
13,147	Kulicke and Soffa Industries, Inc.	296,465
16,930	Lam Research Corporation	3,180,131
396,695	Lattice Semiconductor Corporation[h]	5,787,780
10,339	ManTech International Corporation	680,823
129,387	MasterCard, Inc.	34,226,743
30,520	Methode Electronics, Inc.	871,956
547,442	Microsoft Corporation	73,335,330
15,224	MicroStrategy, Inc.[h]	2,181,751
24,134	MoneyGram International, Inc.[g,h]	59,611
89,144	Monolithic Power Systems, Inc.	12,103,972
147,592	Monotype Imaging Holdings, Inc.	2,485,449
74,748	National Instruments Corporation	3,138,669
5,500	NEC Networks & System Integration Corporation	140,391
94,036	New Relic, Inc.[h]	8,135,054
24,016	Nice, Ltd. ADR[h]	3,290,192
22,015	Novanta, Inc.[h]	2,076,015
50,583	NVIDIA Corporation	8,307,246
180,900	Oracle Corporation	10,305,873
15,258	Palo Alto Networks, Inc.[h]	3,108,970
197,352	PayPal Holdings, Inc.[h]	22,588,910
22,178	Pegasystems, Inc.	1,579,295
60,919	Plexus Corporation[h]	3,555,842
30,727	Presidio, Inc.	420,038
17,360	Progress Software Corporation	757,243
56,863	Proofpoint, Inc.[h]	6,837,776
40,708	Q2 Holdings, Inc.[h]	3,108,463
5,322	QAD, Inc.	213,998
19,710	QUALCOMM, Inc.	1,499,340
60,214	Rogers Corporation[h]	10,391,732
2,000	Ryoyo Electro Corporation	32,841
3,819	Sage Group plc	38,949
194,676	SailPoint Technologies Holdings, Inc.[h]	3,901,307

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Information Technology (9.5%) - continued
111,852	Salesforce.com, Inc.[h]	$16,971,304
19,801	ScanSource, Inc.[h]	644,721
24,788	ServiceNow, Inc.[h]	6,806,041
19,500	Shinko Electric Industries Company, Ltd.	164,972
5,306	Silicon Laboratories, Inc.[h]	548,640
41,621	Splunk, Inc.[h]	5,233,841
76,708	Square, Inc.[h]	5,563,631
12,965	Sykes Enterprises, Inc.[h]	356,019
100,419	Synopsys, Inc.[h]	12,922,921
15,172	Teradata Corporation[h]	543,916
15,279	Teradyne, Inc.	732,017
67,349	Texas Instruments, Inc.	7,728,971
1,800	Tokyo Seimitsu Company, Ltd.	46,332
4,900	Trend Micro, Inc.	218,951
31,581	Tyler Technologies, Inc.[h]	6,822,128
8,353	Universal Display Corporation	1,570,865
3,340	Verint Systems, Inc.[h]	179,625
8,470	VeriSign, Inc.[h]	1,771,585
118,647	Virtusa Corporation[h]	5,271,486
217,984	Visa, Inc.	37,831,123
19,184	WEX, Inc.[h]	3,992,190
27,894	Workday, Inc.[h]	5,734,449
107,433	Xilinx, Inc.	12,668,499
18,885	Zuora, Inc.[g,h]	289,318

	Total	617,792,825

Materials (0.9%)
44,690	Alcoa Corporation[h]	1,046,193
15,284	Balchem Corporation	1,527,941
12,075	Ball Corporation	845,129
39,049	BHP Group plc	998,657
22,740	BHP Group, Ltd.	661,019
18,003	Boise Cascade Company	506,064
4,399	Boliden AB	112,720
23,154	Celanese Corporation	2,496,001
45,930	CF Industries Holdings, Inc.	2,145,390
39,179	Chemours Company	940,296
12,261	Continental Building Products, Inc.[h]	325,775
35,669	Eastman Chemical Company	2,776,118
9,560	Ecolab, Inc.	1,887,526
57,670	Ferroglobe Representation & Warranty Insurance Trust[c,h]	6
10,699	Granges AB	122,542
5,618	Hexpol AB	45,829
2,600	Hokuetsu Corporation	14,055
2,185	Innophos Holdings, Inc.	63,605
38,607	Innospec, Inc.	3,522,503
39,000	JFE Holdings, Inc.	574,268
15,200	JSR Corporation	240,773
24,837	Kadant, Inc.	2,255,448
31,572	Kaiser Aluminum Corporation	3,081,743
4,509	Koninklijke DSM NV	556,340
7,230	Kraton Performance Polymers, Inc.[h]	224,636
10,300	Kyoei Steel, Ltd.	182,415
1,700	Lintec Corporation	35,491
90,902	Louisiana-Pacific Corporation	2,383,450
18,060	Martin Marietta Materials, Inc.	4,155,787
4,729	Materion Corporation	320,674
28,359	Minerals Technologies, Inc.	1,517,490
28,300	Mitsubishi Gas Chemical Company, Inc.	378,524
47,104	Myers Industries, Inc.	907,694
8,700	Nippon Kayaku Company, Ltd.	104,885
38,100	Nippon Steel Corporation	655,703
3,693	Nucor Corporation	203,484
52,114	Nutanix, Inc.[h]	1,351,837
6,049	Olympic Steel, Inc.	82,569
133,072	OMNOVA Solutions, Inc.[h]	829,039
32,200	Owens-Illinois, Inc.	556,094
8,968	Packaging Corporation of America	854,830
3,348	PH Glatfelter Company	56,514
17,526	PPG Industries, Inc.	2,045,459
72,925	Reliance Steel & Aluminum Company	6,900,164
28,953	Ryerson Holding Corporation[h]	241,178
22,614	Sandfire Resources NL	106,632
500	Sanyo Special Steel Company, Ltd.	6,932
48,326	Schweitzer-Mauduit International, Inc.	1,603,457
19,945	Steel Dynamics, Inc.	602,339
1,400	Taiyo Holdings Company, Ltd.	42,325
7,200	Toagosei Company, Ltd.	75,855
19,951	United States Lime & Minerals, Inc.	1,596,080
27,340	UPM-Kymmene Oyj	727,437
14,172	Verso Corporation[h]	269,977
7,742	W. R. Grace & Company	589,244

	Total	56,354,136

Real Estate (1.2%)
5,203	Acadia Realty Trust	142,406
36,975	Agree Realty Corporation	2,368,249
21,696	Alexander & Baldwin, Inc.	501,178
5,900	Alexandria Real Estate Equities, Inc.	832,431
967	American Assets Trust, Inc.	45,565
62,630	American Campus Communities, Inc.	2,891,001
40,348	American Tower Corporation	8,249,149
15,750	Apartment Investment & Management Company	789,390
16,313	Apple Hospitality REIT, Inc.	258,724
22,182	Ares Commercial Real Estate Corporation	329,624
18,310	Armada Hoffler Properties, Inc.	303,030
48,642	Ashford Hospitality Trust, Inc.	144,467
6,779	BBX Capital Corporation	33,285
5,429	Bluerock Residential Growth REIT, Inc.	63,791
10,248	Brandywine Realty Trust	146,751
69,486	Brixmor Property Group, Inc.	1,242,410
19,726	Camden Property Trust	2,059,197
2,014	CareTrust REIT, Inc.	47,893
82,785	CBL & Associates Properties, Inc.	86,096
83,986	Cedar Realty Trust, Inc.	222,563
19,863	Chatham Lodging Trust	374,815
3,886	Choice Properties REIT	40,594
14,014	City Office REIT, Inc.	168,028
1,932	Columbia Property Trust, Inc.	40,070
14,542	CoreCivic, Inc.	301,892
11,709	Corepoint Lodging, Inc.	145,074
30,592	CoreSite Realty Corporation	3,523,281
22,986	Corporate Office Properties Trust	606,141
4,928	CoStar Group, Inc.[h]	2,730,408
76,581	Cousins Properties, Inc.	2,769,935
5,925	CubeSmart	198,132
9,127	CyrusOne, Inc.	526,810
3,300	Daito Trust Construction Company, Ltd.	420,852
1,297	Deutsche EuroShop AG	35,844
9,009	DiamondRock Hospitality Company	93,153
4,750	Digital Realty Trust, Inc.	559,502
22,628	Douglas Emmett, Inc.	901,500
21,450	Duke Realty Corporation	678,034
2,700	EastGroup Properties, Inc.	313,146

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (36.2%)	Value
Real Estate (1.2%) - continued
27,054	Empire State Realty Trust, Inc.	$400,670
10,241	EPR Properties	763,876
9,829	Equity Commonwealth	319,639
1,299	Equity Lifestyle Properties, Inc.	157,621
15,491	Farmland Partners, Inc.	109,212
16,149	First Industrial Realty Trust, Inc.	593,314
2,190	Four Corners Property Trust, Inc.	59,853
43,729	Franklin Street Properties Corporation	322,720
28,584	Gaming and Leisure Properties, Inc.	1,114,204
27,248	GEO Group, Inc.	572,480
7,951	Getty Realty Corporation	244,573
16,418	Gladstone Commercial Corporation	348,390
2,014	Global Net Lease, Inc.	39,515
5,900	Granite REIT	271,628
17,969	Healthcare Realty Trust, Inc.	562,789
29,367	Healthcare Trust of America, Inc.	805,537
29,936	Highwoods Properties, Inc.	1,236,357
50,633	Hospitality Properties Trust	1,265,825
28,845	Host Hotels & Resorts, Inc.	525,556
1,116	Howard Hughes Corporation[h]	138,205
11,722	Hudson Pacific Properties, Inc.	389,991
58,000	Hysan Development Company, Ltd.	299,695
6,321	Industrial Logistics Properties Trust	131,603
3,863	Investors Real Estate Trust	226,642
22,228	iSTAR Financial, Inc.	276,072
13,250	JBG SMITH Properties	521,255
9,716	Jones Lang LaSalle, Inc.	1,366,944
19,133	Kilroy Realty Corporation	1,412,207
14,289	Kite Realty Group Trust	216,193
15,007	Klepierre SA	502,778
13,775	Lamar Advertising Company	1,111,780
12,487	Lexington Realty Trust	117,503
11,161	Liberty Property Trust	558,496
3,974	Life Storage, Inc.	377,848
1,189	LTC Properties, Inc.	54,290
5,247	Mack-Cali Realty Corporation	122,203
35,069	Medical Properties Trust, Inc.	611,603
4,412	MGM Growth Properties LLC	135,228
276,763	Mirvac Group	609,248
20,979	Monmouth Real Estate Investment Corporation	284,265
3,154	National Health Investors, Inc.	246,107
15,280	National Storage Affiliates Trust	442,203
10,117	Office Properties Income Trust	265,774
20,086	Omega Healthcare Investors, Inc.	738,160
11,025	One Liberty Properties, Inc.	319,284
28,288	Outfront Media, Inc.	729,548
17,257	Paramount Group, Inc.	241,771
20,747	Pebblebrook Hotel Trust	584,650
25,911	Pennsylvania REIT	168,421
139,242	Physicians Realty Trust	2,428,380
6,957	Piedmont Office Realty Trust, Inc.	138,653
20,034	PotlatchDeltic Corporation	780,925
1,349	PS Business Parks, Inc.	227,347
10,825	QTS Realty Trust, Inc.	499,898
6,287	Quebecor, Inc.	149,740
17,398	Rayonier, Inc. REIT	527,159
8,312	RE/MAX Holdings, Inc.	255,677
42,469	Realogy Holdings Corporation[g]	307,476
8,989	Redfin Corporation[h]	161,622
4,255	Retail Opportunity Investments Corporation	72,888
49,422	Retail Properties of America, Inc.	581,203
14,438	RLJ Lodging Trust	256,130
2,008	RMR Group, Inc.	94,336
18,000	Road King Infrastructure, Ltd.	37,150
17,923	RPT Realty	217,048
7,593	Ryman Hospitality Properties	615,716
44,851	Sabra Health Care REIT, Inc.	883,116
3,081	Saul Centers, Inc.	172,937
24,886	SBA Communications Corporation[h]	5,595,368
59,081	Senior Housing Property Trust	488,600
8,188	Seritage Growth Properties	351,756
6,214	SITE Centers Corporation	82,273
13,407	Spirit Realty Capital, Inc.	571,943
20,087	St. Joe Company[h]	347,103
6,696	STAG Industrial, Inc.	202,487
16,956	Store Capital Corporation	562,770
35,103	Summit Hotel Properties, Inc.	402,631
16,431	Sunstone Hotel Investors, Inc.	225,269
3,000	Swire Pacific, Ltd.	36,862
11,722	Tanger Factory Outlet Centers, Inc.	190,014
7,645	Taubman Centers, Inc.	312,145
56,067	Terreno Realty Corporation	2,749,526
12,676	UMH Properties, Inc.	157,309
1,424	Universal Health Realty Income Trust	120,940
26,720	Urban Edge Properties	463,058
11,465	Urstadt Biddle Properties, Inc.	240,765
37,165	VICI Properties, Inc.	819,117
50,613	Washington Prime Group, Inc.	193,342
3,129	Washington REIT	83,638
15,893	Weingarten Realty Investors	435,786
3,542	Weyerhaeuser Company	93,296
43,800	Wing Tai Holdings, Ltd.	67,058
7,027	Xenia Hotels & Resorts, Inc.	146,513

	Total	81,445,107

Utilities (0.3%)
51,160	AGL Energy, Ltd.	719,487
14,800	Alliant Energy Corporation	726,384
17,228	Artesian Resources Corporation	640,365
864	Chesapeake Utilities Corporation	82,097
12,450	CMS Energy Corporation	720,979
13,527	Consolidated Water Company, Ltd.	192,895
7,776	Contact Energy, Ltd.	41,837
26,559	Enagas SA	708,769
8,275	Entergy Corporation	851,746
60,357	Exelon Corporation	2,893,515
36,411	MDU Resources Group, Inc.	939,404
8,341	Middlesex Water Company	494,204
29,298	New Jersey Resources Corporation	1,458,161
20,788	NorthWestern Corporation	1,499,854
48,622	PNM Resources, Inc.	2,475,346
10,500	Public Service Enterprise Group, Inc.	617,610
19,055	Southwest Gas Holdings, Inc.	1,707,709
6,750	Unitil Corporation	404,258

	Total	17,174,620

	Total Common Stock (cost $1,792,077,451)	2,362,116,154

Principal Amount	Long-Term Fixed Income (17.4%)
Asset-Backed Securities (0.6%)
	Access Group, Inc.
187,311	2.904%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,i	186,258

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Asset-Backed Securities (0.6%) - continued
	Aimco
$1,000,000	3.822%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,c,i	$1,000,000
	Ares CLO, Ltd.
1,500,000	3.988%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,i]	1,480,748
	Ares XXXIIR CLO, Ltd.
750,000	3.458%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,i	737,243
	Benefit Street Partners CLO IV, Ltd.
1,000,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,i	999,976
	Betony CLO, Ltd.
350,000	3.663%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,i]	346,678
	Buttermilk Park CLO, Ltd.
2,575,000	3.997%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,i]	2,553,205
	Carlyle Global Market Strategies CLO, Ltd.
1,675,000	4.047%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,i	1,653,781
	CBAM, Ltd.
1,600,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,i	1,601,526
	Commonbond Student Loan Trust
536,357	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,i]	529,189
	Deephaven Residential Mortgage Trust
1,224,577	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,i]	1,242,246
	DRB Prime Student Loan Trust
172,132	4.304%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,i]	174,981
	Dryden Senior Loan Fund
1,450,000	4.001%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,i]	1,427,722
	Earnest Student Loan Program, LLC
912,708	3.020%, 5/25/2034, Ser. 2016-B, Class A2[i]	913,273
	Edlinc Student Loan Funding Trust
76,417	5.580%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,i	76,553
	Galaxy XX CLO, Ltd.
1,200,000	3.592%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,i	1,187,555
	Golub Capital Partners, Ltd.
750,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,i	745,769
1,095,000	3.792%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,i	1,089,856
	Goodgreen Trust
1,453,629	3.860%, 10/15/2054, Ser. 2019-1A, Class Ai	1,516,626
	Laurel Road Prime Student Loan Trust
822,475	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bi	831,618
	Lendmark Funding Trust
600,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ai	600,245
	Madison Park Funding XIV, Ltd.
700,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,i	693,184
	Magnetite XII, Ltd.
1,200,000	3.697%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,i]	1,193,662
	Mountain View CLO, Ltd.
850,000	3.717%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,i	840,848
	National Collegiate Trust
742,698	2.699%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,i	722,437
	Neuberger Berman CLO XIV, Ltd.
600,000	3.832%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,i	600,007
	Neuberger Berman CLO, Ltd.
260,000	3.772%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,i	259,681
	Octagon Investment Partners XVI, Ltd.
250,000	3.988%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,i	245,371
	OZLM VIII, Ltd.
385,000	3.758%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,i	385,294
	Palmer Square Loan Funding, Ltd.
1,898,036	3.442%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,i]	1,896,300
850,000	4.349%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,i]	849,978
	PPM CLO 3, Ltd.
750,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,i	749,990

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Asset-Backed Securities (0.6%) - continued
	Progress Residential Trust
$2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ai	$2,050,395
	Race Point IX CLO, Ltd.
900,000	3.807%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,i	899,391
	Saxon Asset Securities Trust
430,017	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	422,064
	Shackleton CLO, Ltd.
800,000	3.767%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,i]	794,411
	SLM Student Loan Trust
164,911	2.924%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	164,884
	SoFi Professional Loan Program, LLC
165,155	2.420%, 3/25/2030, Ser. 2015-A, Class A2[i]	165,049
	TCW GEM II, Ltd.
1,250,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,i	1,249,891
	U.S. Small Business Administration
203,848	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	211,400

	Total	35,289,285

Basic Materials (0.2%)
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[i]	13,503
820,000	4.875%, 5/14/2025[i]	883,101
	ArcelorMittal SA
263,000	6.125%, 6/1/2025[g]	298,819
	Braskem Netherlands Finance BV
620,000	4.500%, 1/10/2028[i]	627,130
	CF Industries, Inc.
815,000	3.450%, 6/1/2023[g]	817,037
	Dow Chemical Company
350,000	4.800%, 11/30/2028[i]	393,016
	DowDuPont, Inc.
700,000	4.493%, 11/15/2025	774,138
	Element Solutions, Inc.
520,000	5.875%, 12/1/2025[i]	541,450
	First Quantum Minerals, Ltd.
800,000	7.500%, 4/1/2025[i]	762,000
	Glencore Funding, LLC
224,000	4.125%, 5/30/2023[i]	232,886
300,000	4.000%, 3/27/2027[i]	302,807
	International Paper Company
600,000	4.350%, 8/15/2048	588,031
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,210
448,000	5.950%, 3/15/2024	489,521
635,000	4.500%, 7/15/2027	641,350
	Novelis Corporation
815,000	5.875%, 9/30/2026[i]	825,187
	Olin Corporation
895,000	5.125%, 9/15/2027[g]	918,494
	Peabody Securities Finance Corporation
775,000	6.375%, 3/31/2025[i]	784,687
	Sherwin-Williams Company
13,000	2.250%, 5/15/2020	12,976
540,000	3.125%, 6/1/2024	549,042
	Syngenta Finance NV
525,000	3.933%, 4/23/2021[i]	534,392
	Teck Resources, Ltd.
839,000	6.125%, 10/1/2035	955,035
	Tronox Finance plc
450,000	5.750%, 10/1/2025[i]	436,500
	Vale Overseas, Ltd.
62,000	4.375%, 1/11/2022	63,876
340,000	6.250%, 8/10/2026	386,223
168,000	6.875%, 11/21/2036	201,810
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	454,877
	WestRock Company
470,000	3.750%, 3/15/2025	488,809
	Weyerhaeuser Company
700,000	4.000%, 11/15/2029	744,439
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[i]	10,484

	Total	14,738,830

Capital Goods (0.3%)
	AECOM
770,000	5.875%, 10/15/2024	833,910
	Amsted Industries, Inc.
555,000	5.625%, 7/1/2027[i]	578,587
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[i]	786,600
	Boeing Company
400,000	3.850%, 11/1/2048	417,032
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[i]	727,030
	Building Materials Corporation of America
710,000	6.000%, 10/15/2025[i]	753,487
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[i]	57,142
730,000	6.125%, 5/5/2025[i]	763,763
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,167
345,000	3.700%, 4/1/2027	367,191
	CNH Industrial Capital, LLC
480,000	4.875%, 4/1/2021	496,579
	CNH Industrial NV
600,000	3.850%, 11/15/2027	598,879
	Covanta Holding Corporation
770,000	6.000%, 1/1/2027	804,650
	Crown Americas Capital Corporation IV
720,000	4.500%, 1/15/2023	749,700
	H&E Equipment Services, Inc.
620,000	5.625%, 9/1/2025	637,670
	Huntington Ingalls Industries, Inc.
720,000	3.483%, 12/1/2027	731,088

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Capital Goods (0.3%) - continued
	Ingersoll-Rand Luxembourg Finance SA
$650,000	3.500%, 3/21/2026	$670,902
	L3 Technologies, Inc.
705,000	3.950%, 5/28/2024	733,676
	Lockheed Martin Corporation
480,000	3.600%, 3/1/2035	500,507
448,000	4.500%, 5/15/2036	514,029
120,000	6.150%, 9/1/2036	162,055
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	844,078
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[i]	984,000
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	336,652
	Reynolds Group Issuer, Inc.
820,000	5.125%, 7/15/2023[i]	835,375
	Rockwell Collins, Inc.
720,000	2.800%, 3/15/2022	727,315
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	338,100
185,000	3.650%, 9/15/2023	192,619
240,000	4.200%, 9/15/2028	256,855
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[i]	1,022,350
	Textron, Inc.
720,000	3.375%, 3/1/2028	722,272
	United Rentals North America, Inc.
735,000	5.500%, 7/15/2025	765,319
	United Technologies Corporation
750,000	4.450%, 11/16/2038	840,779
600,000	4.050%, 5/4/2047	639,571

	Total	20,399,929

Collateralized Mortgage Obligations (0.3%)
	Ajax Mortgage Loan Trust
1,546,053	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,i	1,573,928
	Angel Oak Mortgage Trust I, LLC
134,354	3.500%, 7/25/2046, Ser. 2016-1, Class A1[i]	135,448
1,133,134	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,i]	1,147,668
	Banc of America Alternative Loan Trust
28,526	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,434
	Bayview Koitere Fund Trust
706,484	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,i	728,129
	BRAVO Residential Funding Trust
379,429	3.500%, 3/25/2058, Ser. 2019-1, Class A1Ci	386,408
	Citigroup Mortgage Loan Trust, Inc.
230,846	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	235,569
15,103	5.013%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	12,931
	COLT Funding, LLC
413,725	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,i]	415,236
	Countrywide Alternative Loan Trust
288,422	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	251,917
307,343	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	188,347
144,432	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	139,431
765,416	7.000%, 10/25/2037, Ser. 2007-24, Class A10	448,196
	Countrywide Home Loans, Inc.
271,595	5.750%, 4/25/2037, Ser. 2007-3, Class A27	217,275
	Credit Suisse First Boston Mortgage Securities Corporation
23,000	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	23,395
	Credit Suisse Mortgage Trust
1,881,427	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,i]	1,951,478
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
174,754	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	159,197
	Ellington Financial Mortgage Trust
1,245,082	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,i	1,265,702
	Federal Home Loan Mortgage Corporation
1,174,207	4.000%, 7/15/2031, Ser. 4104, Class KIj	100,973
819,694	3.000%, 2/15/2033, Ser. 4170, Class IGj	86,826
	Federal National Mortgage Association
1,591,870	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	184,222
	Galton Funding Mortgage Trust 2017-1
1,510,067	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,i]	1,547,347
	GS Mortgage-Backed Securities Trust
1,891,209	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ai	1,952,996
	J.P. Morgan Alternative Loan Trust
92,103	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	77,461
	MASTR Alternative Loans Trust
497,768	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	212,835
	Merrill Lynch Alternative Note Asset Trust
196,162	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	147,587
	Preston Ridge Partners Mortgage, LLC
1,174,531	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[i,k]	1,188,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Collateralized Mortgage Obligations (0.3%) - continued
	Pretium Mortgage Credit Partners, LLC
$632,977	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[i,k]	$642,355
	RCO Mortgage, LLC
1,629,386	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,i]	1,657,874
	Renaissance Home Equity Loan Trust
1,131,586	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[k]	601,946
	Residential Accredit Loans, Inc. Trust
38,888	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	38,710
	Residential Funding Mortgage Security I Trust
127,728	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	125,209
	Sequoia Mortgage Trust
391,214	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	319,032
	Structured Adjustable Rate Mortgage Loan Trust
52,156	4.295%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	46,248
	Structured Asset Mortgage Investments, Inc.
74,260	2.714%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	73,401
	Toorak Mortgage Corporation
550,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[i,k]	558,255
	Verus Securitization Trust
416,017	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,i]	416,699
608,150	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,i]	605,895
369,064	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,i]	374,764
	Verus Securitization Trust 2019-2
240,865	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,i]	242,731
481,731	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,i]	485,459
	WaMu Mortgage Pass Through Certificates
104,381	3.841%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	100,300
258,446	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	252,682
68,759	3.244%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	66,109
	Wells Fargo Mortgage Backed Securities Trust
20,285	4.948%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	20,834
18,101	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	18,286

	Total	21,453,089

Commercial Mortgage-Backed Securities (0.9%)
	CSAIL Commercial Mortgage Trust
1,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	1,986,600
	Federal Home Loan Mortgage Corporation - REMIC
7,500,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,l]	8,323,504
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,800,000	3.422%, 2/25/2052, Ser. K090, Class A2	1,935,674
3,150,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,l]	3,498,399
4,225,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,l]	4,651,453
4,400,000	3.505%, 3/25/2029, Ser. K091, Class A2[l]	4,767,009
622,091	3.000%, 3/15/2045, Ser. 4741, Class GA	636,192
	Federal National Mortgage Association
3,645,000	3.410%, 5/1/2028	3,864,021
2,000,000	3.640%, 6/1/2028	2,153,302
2,067,709	3.730%, 6/1/2028	2,249,929
850,000	3.710%, 7/1/2028	922,301
	Federal National Mortgage Association - ACES
1,200,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	1,201,037
2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	2,454,078
2,250,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	2,436,501
3,250,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	3,542,922
	Federal National Mortgage Association Grantor Trust
2,396,684	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	2,447,603
	GS Mortgage Securities Trust
1,141,073	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	1,199,286
2,450,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	2,587,533
975,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,013,797
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,473,655
	UBS Commercial Mortgage Trust
2,000,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	2,220,916

	Total	55,565,712

Communications Services (0.6%)
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	708,112
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,022
560,000	3.300%, 2/15/2021	566,834
	AT&T, Inc.
350,000	3.800%, 3/1/2024	368,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Communications Services (0.6%) - continued
$368,000	4.100%, 2/15/2028	$389,861
750,000	4.350%, 3/1/2029	804,590
281,000	4.300%, 2/15/2030	300,066
480,000	5.250%, 3/1/2037	538,261
700,000	4.900%, 8/15/2037	756,077
336,000	6.350%, 3/15/2040	413,453
355,000	5.550%, 8/15/2041	409,363
275,000	4.750%, 5/15/2046	289,122
580,000	5.450%, 3/1/2047	665,608
	British Sky Broadcasting Group plc
455,000	3.125%, 11/26/2022[i]	466,254
	British Telecommunications plc
700,000	4.500%, 12/4/2023	748,930
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[i]	940,500
600,000	5.500%, 5/1/2026[i]	627,930
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[i]	31,463
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	257,485
300,000	4.500%, 2/1/2024	319,311
595,000	4.200%, 3/15/2028	617,787
1,410,000	6.484%, 10/23/2045	1,659,826
	Clear Channel Worldwide Holdings, Inc.
800,000	6.500%, 11/15/2022	814,000
	Comcast Corporation
625,000	4.950%, 10/15/2058	761,737
370,000	4.049%, 11/1/2052	392,357
14,000	1.625%, 1/15/2022	13,822
360,000	2.750%, 3/1/2023	365,163
420,000	3.950%, 10/15/2025	452,864
725,000	4.250%, 10/15/2030	807,516
960,000	4.400%, 8/15/2035	1,068,391
490,000	4.750%, 3/1/2044	570,825
250,000	4.600%, 8/15/2045	283,851
	Cox Communications, Inc.
600,000	3.350%, 9/15/2026[i]	606,252
240,000	4.600%, 8/15/2047[i]	242,900
	Crown Castle International Corporation
526,000	3.400%, 2/15/2021	533,070
336,000	5.250%, 1/15/2023	365,729
480,000	3.200%, 9/1/2024	489,932
	CSC Holdings, LLC
220,000	5.500%, 5/15/2026[i]	230,714
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	656,936
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[i]	762,563
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	939,550
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	345,888
30,000	5.250%, 3/15/2026	31,050
	Moody’s Corporation
315,000	2.750%, 12/15/2021	317,658
	Neptune Finco Corporation
798,000	10.875%, 10/15/2025[i]	915,210
	Netflix, Inc.
875,000	4.875%, 4/15/2028	904,531
	Nexstar Escrow Corporation
610,000	5.625%, 8/1/2024[i]	631,936
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	229,060
	Sirius XM Radio, Inc.
780,000	5.000%, 8/1/2027[i]	793,572
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	641,138
	Sprint Corporation
695,000	7.625%, 2/15/2025	739,306
	Telefonica Emisiones SAU
525,000	4.570%, 4/27/2023	567,512
575,000	4.665%, 3/6/2038	597,081
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	543,722
	T-Mobile USA, Inc.
1,180,000	4.500%, 2/1/2026	1,208,025
	Verizon Communications, Inc.
1,008,000	5.150%, 9/15/2023	1,125,132
874,000	3.376%, 2/15/2025	912,021
245,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	248,148
636,000	4.016%, 12/3/2029[i]	688,865
319,000	4.272%, 1/15/2036	345,216
960,000	4.862%, 8/21/2046	1,117,278
198,000	4.522%, 9/15/2048	221,145
	Viacom, Inc.
249,000	4.250%, 9/1/2023	263,317
480,000	6.875%, 4/30/2036	607,715
336,000	5.850%, 9/1/2043	396,423
	Virgin Media Secured Finance plc
775,000	5.250%, 1/15/2026[i]	794,150
	Vodafone Group plc
800,000	4.875%, 6/19/2049	838,873
	Walt Disney Company
900,000	6.400%, 12/15/2035[i]	1,233,418

	Total	39,504,443

Consumer Cyclical (0.5%)
	Allison Transmission, Inc.
785,000	5.000%, 10/1/2024[i]	800,700
	Amazon.com, Inc.
300,000	3.150%, 8/22/2027	315,208
600,000	3.875%, 8/22/2037	661,381
360,000	4.050%, 8/22/2047	406,868
	American Honda Finance Corporation
520,000	2.000%, 2/14/2020	519,098
	Brookfield Property REIT, Inc.
390,000	5.750%, 5/15/2026[i]	401,700
	Brookfield Residential Properties, Inc.
810,000	6.125%, 7/1/2022[i]	824,175
	Cinemark USA, Inc.
961,000	4.875%, 6/1/2023	973,012
	D.R. Horton, Inc.
534,000	2.550%, 12/1/2020	534,079
	Daimler Finance North America, LLC
350,000	3.203%, (LIBOR 3M + 0.620%), 10/30/2019[b,i]	350,596

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Consumer Cyclical (0.5%) - continued
$425,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,i]	$425,070
	Delphi Jersey Holdings plc
825,000	5.000%, 10/1/2025[i]	734,250
	Ford Motor Credit Company, LLC
14,000	2.597%, 11/4/2019	13,992
168,000	3.200%, 1/15/2021	168,483
10,000	3.336%, 3/18/2021	10,043
775,000	5.596%, 1/7/2022	820,605
170,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	167,258
650,000	2.979%, 8/3/2022	642,878
	General Motors Company
625,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	623,140
825,000	5.000%, 10/1/2028	866,439
	General Motors Financial Company, Inc.
10,000	2.650%, 4/13/2020	9,997
224,000	4.200%, 3/1/2021	228,971
515,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	514,765
10,000	4.375%, 9/25/2021	10,322
531,000	3.150%, 6/30/2022	534,228
224,000	3.950%, 4/13/2024	228,749
385,000	4.300%, 7/13/2025	396,837
	Hanesbrands, Inc.
580,000	4.875%, 5/15/2026[i]	601,686
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,165
575,000	5.400%, 9/15/2040	722,245
336,000	4.250%, 4/1/2046	379,028
590,000	3.900%, 6/15/2047	635,524
	Hyundai Capital America
1,200,000	3.000%, 6/20/2022[i]	1,203,700
	L Brands, Inc.
380,000	5.625%, 2/15/2022	397,142
389,000	6.694%, 1/15/2027	381,220
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[i]	715,850
	Lear Corporation
485,000	5.250%, 1/15/2025	503,203
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,955
350,000	4.125%, 1/15/2022	359,083
50,000	4.750%, 11/15/2022	52,312
1,000,000	4.875%, 12/15/2023	1,053,750
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[i]	202,500
380,000	4.875%, 11/1/2024[i]	390,925
405,000	5.625%, 3/15/2026[i]	424,744
	Macy’s Retail Holdings, Inc.
720,000	2.875%, 2/15/2023	704,758
	Mastercard, Inc.
700,000	3.950%, 2/26/2048	774,273
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	336,889
575,000	4.450%, 3/1/2047	629,832
	MGM Resorts International
795,000	6.000%, 3/15/2023	861,581
30,000	5.750%, 6/15/2025	32,624
	Navistar International Corporation
825,000	6.625%, 11/1/2025[i]	864,188
	New Red Finance, Inc.
785,000	4.250%, 5/15/2024[i]	793,831
	Prime Security Services Borrower, LLC
308,000	9.250%, 5/15/2023[i]	323,462
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,032
	ServiceMaster Company, LLC
790,000	5.125%, 11/15/2024[i]	812,713
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[i]	771,400
	Viking Cruises, Ltd.
550,000	5.875%, 9/15/2027[i]	556,875
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,015
	Volkswagen Group of America Finance, LLC
860,000	4.250%, 11/13/2023[i]	904,927
575,000	4.750%, 11/13/2028[i]	625,412
	Walmart, Inc.
600,000	3.250%, 7/8/2029	632,591
	Yum! Brands, Inc.
835,000	5.000%, 6/1/2024[i]	862,137

	Total	30,732,416

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	619,922
204,000	3.400%, 11/30/2023	212,706
941,000	4.750%, 11/30/2036	1,115,244
	AbbVie, Inc.
809,000	2.500%, 5/14/2020	808,839
7,000	2.900%, 11/6/2022	7,044
540,000	3.600%, 5/14/2025	558,554
240,000	4.700%, 5/14/2045	245,107
	Albertson’s Companies, LLC
40,000	6.625%, 6/15/2024	41,450
750,000	7.500%, 3/15/2026[i]	800,625
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	226,284
400,000	4.400%, 2/14/2026	427,586
280,000	2.625%, 9/16/2026	268,462
900,000	5.800%, 2/14/2039	1,010,416
	Amgen, Inc.
708,000	2.200%, 5/11/2020	706,725
300,000	3.125%, 5/1/2025	306,773
	Anheuser-Busch Companies, LLC
1,034,000	3.650%, 2/1/2026	1,087,531
896,000	4.700%, 2/1/2036	985,301
	Anheuser-Busch InBev Finance, Inc.
6,000	3.300%, 2/1/2023	6,190
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	4.750%, 4/15/2058	1,214,619
575,000	4.375%, 4/15/2038	608,706
75,000	4.600%, 4/15/2048	80,539
	Anthem, Inc.
590,000	4.625%, 5/15/2042	641,597

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Consumer Non-Cyclical (0.8%) - continued
	BAT Capital Corporation
$240,000	2.297%, 8/14/2020	$239,436
360,000	3.222%, 8/15/2024	362,919
480,000	4.540%, 8/15/2047	444,713
	Baxalta, Inc.
246,000	4.000%, 6/23/2025	261,388
	Bayer U.S. Finance II, LLC
580,000	4.250%, 12/15/2025[i]	613,321
600,000	4.875%, 6/25/2048[i]	615,435
	Becton, Dickinson and Company
516,000	3.734%, 12/15/2024	540,979
750,000	3.700%, 6/6/2027	783,368
354,000	4.669%, 6/6/2047	396,217
	Boston Scientific Corporation
325,000	3.850%, 5/15/2025	345,518
425,000	4.000%, 3/1/2028	456,543
336,000	7.375%, 1/15/2040	478,666
	Bunge, Ltd. Finance Corporation
190,000	3.500%, 11/24/2020	191,733
	Cargill, Inc.
800,000	3.250%, 5/23/2029[i]	829,930
	Celgene Corporation
945,000	2.875%, 8/15/2020	949,680
	Centene Corporation
780,000	4.750%, 1/15/2025	805,124
	Cigna Corporation
120,000	3.487%, (LIBOR 3M + 0.890%), 7/15/2023[b,i]	119,896
480,000	4.125%, 11/15/2025[i]	509,768
950,000	3.050%, 10/15/2027	939,913
590,000	4.800%, 8/15/2038[i]	635,268
	Clorox Company
720,000	3.100%, 10/1/2027	736,798
	Conagra Brands, Inc.
385,000	3.800%, 10/22/2021	395,565
455,000	4.300%, 5/1/2024	482,335
	Constellation Brands, Inc.
470,000	3.600%, 2/15/2028	484,427
	CVS Health Corporation
7,000	2.750%, 12/1/2022	7,021
236,000	3.700%, 3/9/2023	243,634
110,000	4.000%, 12/5/2023	115,080
580,000	4.100%, 3/25/2025	611,393
1,440,000	4.875%, 7/20/2035	1,506,332
1,040,000	4.780%, 3/25/2038	1,083,962
580,000	5.050%, 3/25/2048	616,867
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[i]	282,370
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[i]	830,250
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,347
224,000	3.000%, 7/15/2023	226,660
740,000	4.800%, 7/15/2046	785,626
	Forest Laboratories, LLC
130,000	4.875%, 2/15/2021[i]	133,867
	HCA, Inc.
1,120,000	5.375%, 2/1/2025	1,208,900
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[i]	451,191
	JBS USA, LLC
1,175,000	5.750%, 6/15/2025[i]	1,222,000
	Kellogg Company
650,000	3.250%, 5/14/2021	662,236
	Keurig Dr Pepper, Inc.
470,000	3.551%, 5/25/2021	479,912
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	639,390
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	459,802
	Kraft Heinz Foods Company
750,000	3.375%, 6/15/2021	762,310
	Kroger Company
300,000	2.800%, 8/1/2022	302,898
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,979,078
42,000	4.625%, 3/15/2045	50,840
	Merck & Company, Inc.
88,000	3.700%, 2/10/2045	92,970
	Mondelez International Holdings Netherlands BV
515,000	2.000%, 10/28/2021[i]	510,023
	Mylan, Inc.
120,000	3.125%, 1/15/2023[i]	116,573
	Nestle Holdings, Inc.
1,150,000	3.900%, 9/24/2038[i]	1,256,400
	Par Pharmaceutical, Inc.
390,000	7.500%, 4/1/2027[i]	383,175
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	462,300
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[i]	5,278
	Perrigo Finance Unlimited Company
600,000	4.900%, 12/15/2044	519,050
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[i]	784,700
	Reynolds American, Inc.
672,000	5.700%, 8/15/2035	737,957
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[i]	375,493
	Shire Acquisitions Investments Ireland Designated Activity Company
702,000	2.400%, 9/23/2021	700,542
	Simmons Foods, Inc.
810,000	5.750%, 11/1/2024[i]	737,100
	Smithfield Foods, Inc.
566,000	2.700%, 1/31/2020[i]	564,810
350,000	2.650%, 10/3/2021[i]	344,891
	Spectrum Brands, Inc.
650,000	5.750%, 7/15/2025	675,188
	Tenet Healthcare Corporation
780,000	4.625%, 7/15/2024	789,750
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,488
	TreeHouse Foods, Inc.
490,000	4.875%, 3/15/2022	493,063
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	244,475

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Consumer Non-Cyclical (0.8%) - continued
	UnitedHealth Group, Inc.
$600,000	2.950%, 10/15/2027	$609,887
1,010,000	4.625%, 7/15/2035	1,160,988
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[i]	1,524,900
	Zimmer Biomet Holdings, Inc.
650,000	3.550%, 4/1/2025	669,718
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,113
768,000	4.700%, 2/1/2043	866,809

	Total	53,912,767

Energy (0.7%)
	Alliance Resource Operating Partners, LP
765,000	7.500%, 5/1/2025[i]	803,250
	Anadarko Petroleum Corporation
566,000	4.850%, 3/15/2021	585,777
	Antero Resources Corporation
275,000	5.125%, 12/1/2022	264,000
500,000	5.625%, 6/1/2023	483,125
	BP Capital Markets America, Inc.
120,000	3.119%, 5/4/2026	122,239
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	6,998
665,000	3.535%, 11/4/2024	701,112
840,000	3.279%, 9/19/2027	867,589
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	597,590
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[i]	357,204
	Cenovus Energy, Inc.
600,000	5.400%, 6/15/2047	648,832
	Cheniere Corpus Christi Holdings, LLC
715,000	7.000%, 6/30/2024	822,321
685,000	5.875%, 3/31/2025	762,919
	Cheniere Energy Partners, LP
995,000	5.625%, 10/1/2026[i]	1,049,725
	Chesapeake Energy Corporation
810,000	7.000%, 10/1/2024	726,975
	ConocoPhillips
590,000	6.500%, 2/1/2039	828,274
	Continental Resources, Inc.
481,000	5.000%, 9/15/2022	484,773
600,000	4.375%, 1/15/2028	631,615
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,800
	Devon Energy Corporation
475,000	5.000%, 6/15/2045	543,522
	Diamondback Energy, Inc.
480,000	4.750%, 11/1/2024	492,600
300,000	5.375%, 5/31/2025	315,000
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	377,240
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	686,951
	Enbridge, Inc.
400,000	2.900%, 7/15/2022	405,753
	Energy Transfer Operating, LP
200,000	4.200%, 9/15/2023	209,595
600,000	6.000%, 6/15/2048	684,151
	Energy Transfer Partners, LP
265,000	4.900%, 3/15/2035	266,571
250,000	5.150%, 2/1/2043	251,162
	Eni SPA
625,000	4.000%, 9/12/2023[i]	650,963
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	220,500
968,000	4.850%, 7/15/2026	975,260
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	196,714
	EQM Midstream Partners LP
590,000	4.750%, 7/15/2023	611,500
	EQT Corporation
250,000	4.875%, 11/15/2021	261,355
550,000	3.000%, 10/1/2022	545,529
600,000	3.900%, 10/1/2027	567,165
	Hess Corporation
900,000	3.500%, 7/15/2024	905,549
355,000	6.000%, 1/15/2040	388,504
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	345,215
14,000	3.450%, 2/15/2023	14,378
585,000	6.500%, 9/1/2039	719,409
	Kinder Morgan, Inc.
530,000	6.500%, 9/15/2020	555,390
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	349,857
	Marathon Oil Corporation
342,000	2.700%, 6/1/2020	342,297
830,000	6.600%, 10/1/2037	1,024,517
	Marathon Petroleum Corporation
708,000	4.750%, 12/15/2023	763,412
230,000	6.500%, 3/1/2041	286,607
	MPLX, LP
10,000	4.500%, 7/15/2023	10,603
650,000	4.875%, 12/1/2024	707,229
708,000	4.875%, 6/1/2025	769,059
	Nabors Industries, Inc.
410,000	5.750%, 2/1/2025	363,362
	Newfield Exploration Company
800,000	5.625%, 7/1/2024	885,313
	Noble Energy, Inc.
1,000,000	5.050%, 11/15/2044	1,062,625
	Parsley Energy, LLC
650,000	5.625%, 10/15/2027[i]	679,250
	Petrobras Global Finance BV
650,000	7.375%, 1/17/2027	746,525
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,260
450,000	4.875%, 1/24/2022	448,425
	Phillips 66
480,000	3.900%, 3/15/2028	504,133
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	243,484
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	566,412
	Precision Drilling Corporation
340,000	7.125%, 1/15/2026[i]	328,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Energy (0.7%) - continued
	Regency Energy Partners, LP
$ 448,000	5.875%, 3/1/2022	$480,413
	Sabine Pass Liquefaction, LLC
351,000	6.250%, 3/15/2022	380,890
426,000	5.625%, 4/15/2023	463,826
480,000	5.750%, 5/15/2024	533,619
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[i]	10,080
580,000	4.000%, 12/21/2025[i]	613,567
	Southwestern Energy Company
785,000	7.500%, 4/1/2026	743,693
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	281,605
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,291
	Sunoco, LP
290,000	5.500%, 2/15/2026	301,962
435,000	5.875%, 3/15/2028	450,769
	Tallgrass Energy Partners, LP
1,180,000	5.500%, 1/15/2028[i]	1,193,275
	Targa Resources Partners, LP
750,000	5.250%, 5/1/2023	760,388
	Transocean, Inc.
750,000	7.250%, 11/1/2025[i]	710,625
	W&T Offshore, Inc.
395,000	9.750%, 11/1/2023[i]	378,213
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	477,986
	Williams Companies, Inc.
600,000	7.500%, 1/15/2031	775,917
	Williams Partners, LP
294,000	4.000%, 11/15/2021	303,495
165,000	3.600%, 3/15/2022	169,386
300,000	4.500%, 11/15/2023	320,229
475,000	6.300%, 4/15/2040	576,495
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[i]	615,519
240,000	3.700%, 3/15/2028[i]	240,144
	WPX Energy, Inc.
535,000	5.750%, 6/1/2026	553,725

	Total	43,413,526

Financials (1.6%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[i]	481,653
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,182
335,000	4.350%, 11/3/2045	392,121
	AerCap Ireland Capital, Ltd.
224,000	4.625%, 10/30/2020	229,648
600,000	5.000%, 10/1/2021	629,108
420,000	3.500%, 1/15/2025	422,234
	Air Lease Corporation
1,000	2.500%, 3/1/2021	1,001
	Aircastle, Ltd.
700,000	5.000%, 4/1/2023	740,321
	Ally Financial, Inc.
770,000	5.750%, 11/20/2025	851,735
	American Express Credit Corporation
10,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	10,090
	American International Group, Inc.
336,000	4.125%, 2/15/2024	355,818
720,000	3.750%, 7/10/2025	753,401
650,000	3.900%, 4/1/2026	680,002
	Ares Capital Corporation
665,000	3.875%, 1/15/2020	667,837
	Athene Global Funding
6,000	4.000%, 1/25/2022[i]	6,205
	AvalonBay Communities, Inc.
500,000	3.500%, 11/15/2025	525,310
	Aviation Capital Group, LLC
485,000	2.875%, 1/20/2022[i]	488,303
	Avolon Holdings Funding, Ltd.
350,000	5.250%, 5/15/2024[i]	373,065
	Banco Santander SA
600,000	3.724%, (LIBOR 3M + 1.120%), 4/12/2023[b]	597,477
	Bank of America Corporation
5,000	2.738%, 1/23/2022[b]	5,021
450,000	3.499%, 5/17/2022[b]	458,893
595,000	3.300%, 1/11/2023	613,363
475,000	2.881%, 4/24/2023[b]	480,836
10,000	3.550%, 3/5/2024[b]	10,357
448,000	4.000%, 4/1/2024	477,173
750,000	4.200%, 8/26/2024	797,371
1,320,000	4.000%, 1/22/2025	1,387,642
650,000	3.458%, 3/15/2025[b]	674,324
600,000	3.093%, 10/1/2025[b]	614,485
336,000	3.500%, 4/19/2026	351,716
720,000	4.183%, 11/25/2027	763,784
500,000	3.824%, 1/20/2028[b]	529,086
561,000	5.875%, 2/7/2042	744,693
	Bank of Montreal
465,000	3.057%, (LIBOR 3M + 0.460%), 4/13/2021[b]	466,781
	Bank of New York Mellon Corporation
40,000	2.500%, 4/15/2021	40,210
14,000	2.600%, 2/7/2022	14,139
	Bank of Nova Scotia
950,000	3.032%, (LIBOR 3M + 0.440%), 4/20/2021[b]	954,010
510,000	2.700%, 3/7/2022	516,657
	Barclays Bank plc
112,000	10.179%, 6/12/2021[i]	126,734
	Barclays plc
790,000	3.250%, 1/12/2021	795,669
725,000	4.610%, 2/15/2023[b]	751,292
448,000	3.650%, 3/16/2025	450,258
	Boston Properties, LP
525,000	4.500%, 12/1/2028	582,585
	BPCE SA
300,000	3.000%, 5/22/2022[i]	302,722
840,000	3.500%, 10/23/2027[i]	855,269
	Camden Property Trust
900,000	3.150%, 7/1/2029	913,912
	Capital One Financial Corporation
1,100,000	3.450%, 4/30/2021	1,119,699
466,000	3.050%, 3/9/2022	473,107
750,000	4.200%, 10/29/2025	787,420

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Financials (1.6%) - continued
	Capital One NA
$150,000	2.350%, 1/31/2020	$149,923
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	957,037
	Citigroup, Inc.
14,000	2.650%, 10/26/2020	14,048
450,000	2.700%, 3/30/2021	452,159
537,000	2.750%, 4/25/2022	542,163
244,000	4.050%, 7/30/2022	254,509
366,000	3.142%, 1/24/2023[b]	372,020
910,000	4.400%, 6/10/2025	971,161
448,000	3.200%, 10/21/2026	457,111
720,000	3.668%, 7/24/2028[b]	751,063
336,000	4.125%, 7/25/2028	354,977
600,000	3.520%, 10/27/2028[b]	618,882
700,000	3.878%, 1/24/2039[b]	725,806
348,000	4.650%, 7/23/2048	404,673
	CNA Financial Corporation
250,000	3.900%, 5/1/2029	262,763
	Comerica, Inc.
180,000	3.700%, 7/31/2023	188,289
	Commerzbank AG
600,000	8.125%, 9/19/2023[i]	693,332
	Commonwealth Bank of Australia
350,000	2.250%, 3/10/2020[i]	349,858
710,000	3.110%, (LIBOR 3M + 0.700%), 3/16/2023[b,i]	712,945
	Compass Bank
500,000	3.500%, 6/11/2021	509,426
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
620,000	3.950%, 11/9/2022	642,887
1,416,000	4.625%, 12/1/2023	1,516,191
	Credit Agricole SA
807,000	3.375%, 1/10/2022[i]	822,786
	Credit Suisse Group AG
600,000	2.997%, 12/14/2023[b,i]	604,866
350,000	7.250%, 9/12/2025[b,i,m]	376,250
450,000	3.869%, 1/12/2029[b,i]	463,704
	Credit Suisse Group Funding (Guernsey), Ltd.
535,000	3.125%, 12/10/2020	539,069
21,000	3.800%, 9/15/2022	21,763
	Credit Suisse Group Funding, Ltd.
448,000	3.750%, 3/26/2025	467,627
	Deutsche Bank AG
360,000	2.700%, 7/13/2020	358,454
675,000	3.375%, 5/12/2021	671,952
301,000	4.250%, 10/14/2021	304,953
700,000	4.875%, 12/1/2032[b]	608,307
	Discover Bank
514,000	8.700%, 11/18/2019	525,388
368,000	3.100%, 6/4/2020	369,761
600,000	4.682%, 8/9/2028[b]	621,756
	Duke Realty, LP
88,000	3.875%, 2/15/2021	89,875
264,000	4.375%, 6/15/2022	277,577
	ERP Operating, LP
90,000	3.375%, 6/1/2025	94,089
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	540,965
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	148,659
396,000	2.600%, 6/15/2022	398,589
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[i]	1,167,921
	GE Capital International Funding Company
2,290,000	4.418%, 11/15/2035	2,258,306
	Goldman Sachs Group, Inc.
842,000	5.375%, 5/10/2020[b,m]	846,631
1,460,000	5.250%, 7/27/2021	1,541,957
10,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,082
14,000	3.000%, 4/26/2022	14,120
729,000	2.876%, 10/31/2022[b]	734,792
472,000	2.908%, 6/5/2023[b]	477,066
700,000	3.625%, 2/20/2024	729,807
825,000	3.691%, 6/5/2028[b]	852,005
1,090,000	4.750%, 10/21/2045	1,249,694
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[i]	9,940
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	985,156
	HCP, Inc.
560,000	4.000%, 12/1/2022	585,959
176,000	3.400%, 2/1/2025	179,843
	Hilton Worldwide Finance, LLC
770,000	4.625%, 4/1/2025	788,287
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,109
	HSBC Holdings plc
870,000	3.400%, 3/8/2021	883,170
464,000	6.875%, 6/1/2021[b,m]	489,520
350,000	2.650%, 1/5/2022	351,255
750,000	3.803%, 3/11/2025[b]	781,072
425,000	3.900%, 5/25/2026	444,734
	HSBC USA, Inc.
625,000	2.350%, 3/5/2020	625,007
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,122
	Icahn Enterprises, LP
345,000	6.750%, 2/1/2024	358,369
410,000	6.375%, 12/15/2025	418,528
	ING Groep NV
375,000	3.150%, 3/29/2022	381,709
525,000	4.100%, 10/2/2023	554,368
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,437
284,000	5.875%, 8/15/2022	309,264
	Iron Mountain, Inc.
846,748	6.000%, 8/15/2023	870,034
	J.P. Morgan Chase & Company
509,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	510,722
265,000	2.295%, 8/15/2021	264,929
10,000	2.776%, 4/25/2023[b]	10,094
575,000	2.700%, 5/18/2023	580,676
259,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	262,915
352,000	3.625%, 5/13/2024	370,625
750,000	3.875%, 9/10/2024	788,102

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Financials (1.6%) - continued
$ 690,000	3.125%, 1/23/2025	$708,564
1,080,000	3.900%, 7/15/2025	1,152,647
360,000	3.300%, 4/1/2026	373,163
675,000	4.203%, 7/23/2029[b]	737,658
570,000	4.452%, 12/5/2029[b]	633,934
720,000	3.882%, 7/24/2038[b]	754,024
	J.P. Morgan Chase Bank NA
400,000	3.086%, 4/26/2021[b]	402,090
	KeyCorp
300,000	2.900%, 9/15/2020	301,932
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	977,045
	Kookmin Bank
375,000	1.625%, 8/1/2019[i]	374,812
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[i]	4,167
224,000	4.950%, 5/1/2022[i]	237,161
	Liberty Property, LP
618,000	3.750%, 4/1/2025	641,926
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,175
	Lloyds Bank plc
475,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	474,816
	Lloyds Banking Group plc
600,000	2.907%, 11/7/2023[b]	599,414
	Marsh & McLennan Companies, Inc.
550,000	3.875%, 3/15/2024	583,150
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[i]	407,485
	MetLife, Inc.
355,000	4.050%, 3/1/2045	380,967
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	367,976
7,000	2.998%, 2/22/2022	7,108
725,000	3.455%, 3/2/2023	745,095
600,000	3.287%, 7/25/2027	619,514
	Morgan Stanley
14,000	2.800%, 6/16/2020	14,064
224,000	5.550%, 7/15/2020[b,m]	226,464
690,000	2.500%, 4/21/2021	691,171
12,000	5.500%, 7/28/2021	12,742
560,000	2.625%, 11/17/2021	563,392
254,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	256,681
537,000	2.750%, 5/19/2022	542,574
155,000	4.875%, 11/1/2022	165,923
485,000	3.125%, 1/23/2023	495,766
275,000	4.000%, 7/23/2025	294,383
540,000	4.350%, 9/8/2026	578,825
720,000	3.591%, 7/22/2028[b]	749,362
600,000	3.772%, 1/24/2029[b]	632,145
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	759,438
40,000	5.500%, 5/1/2024	41,000
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	309,174
	Nationwide Building Society
400,000	3.622%, 4/26/2023[b,i]	407,275
	New York Life Global Funding
354,000	2.300%, 6/10/2022[i]	354,544
	Park Aerospace Holdings, Ltd.
350,000	4.500%, 3/15/2023[i]	362,096
	PNC Bank NA
11,000	2.450%, 11/5/2020	11,025
	Quicken Loans, Inc.
800,000	5.750%, 5/1/2025[i]	823,744
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,430
475,000	4.125%, 10/15/2026	513,181
	Regency Centers, LP
720,000	4.125%, 3/15/2028	769,152
	Regions Financial Corporation
346,000	3.200%, 2/8/2021	349,686
	Reinsurance Group of America, Inc.
510,000	4.700%, 9/15/2023	551,756
400,000	3.900%, 5/15/2029	415,003
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	13,986
	Royal Bank of Scotland Group plc
300,000	6.125%, 12/15/2022	323,540
400,000	6.100%, 6/10/2023	434,089
300,000	3.875%, 9/12/2023	307,687
780,000	5.125%, 5/28/2024	823,191
575,000	4.269%, 3/22/2025[b]	594,481
475,000	4.445%, 5/8/2030[b]	492,719
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	380,623
	Simon Property Group, LP
15,000	2.500%, 7/15/2021	15,074
400,000	2.750%, 2/1/2023	405,125
448,000	4.250%, 11/30/2046	495,957
	SITE Centers Corporation
162,000	4.625%, 7/15/2022	168,712
	Societe Generale SA
354,000	4.750%, 11/24/2025[i]	373,127
	Standard Chartered plc
848,000	2.100%, 8/19/2019[i]	847,296
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,107
426,000	2.784%, 7/12/2022	431,389
360,000	3.102%, 1/17/2023	366,292
336,000	3.010%, 10/19/2026	339,974
	Sumitomo Mitsui Trust Bank, Ltd.
340,000	1.950%, 9/19/2019[i]	339,616
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,085
	Synchrony Financial
433,000	3.000%, 8/15/2019	433,065
155,000	4.250%, 8/15/2024	161,421
700,000	3.950%, 12/1/2027	698,873
	UBS Group Funding Jersey, Ltd.
336,000	4.125%, 9/24/2025[i]	358,390
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[i]	461,194
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	508,612
595,000	4.000%, 3/1/2028	626,816
	Voya Financial, Inc.
825,000	3.125%, 7/15/2024	838,299

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Financials (1.6%) - continued
	Wells Fargo & Company
$ 450,000	2.550%, 12/7/2020	$451,170
8,000	2.100%, 7/26/2021	7,959
540,000	2.625%, 7/22/2022	544,106
550,000	3.069%, 1/24/2023	558,352
14,000	3.691%, (LIBOR 3M + 1.110%), 1/24/2023[b]	14,168
448,000	3.450%, 2/13/2023	460,250
750,000	4.125%, 8/15/2023	791,750
10,000	3.813%, (LIBOR 3M + 1.230%), 10/31/2023[b]	10,189
350,000	3.000%, 2/19/2025	355,701
450,000	3.000%, 4/22/2026	455,045
450,000	3.000%, 10/23/2026	454,764
810,000	4.900%, 11/17/2045	939,690
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,317
180,000	3.950%, 9/1/2023	189,277
	ZB NA
575,000	3.500%, 8/27/2021	586,689

	Total	106,688,645

Foreign Government (<0.1%)
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[i]	334,196

	Total	334,196

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation - REMIC
	3.000%, 3/15/2033, Ser.
1,826,190	4180, Class PIj	212,568
	Federal National Mortgage Association - REMIC
	3.000%, 12/25/2027, Ser.
3,204,504	2012-137, Class AIj	242,082
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
93,540,000	3.500%, 7/1/2034[e]	96,545,844
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
73,541	4.290%, (LIBOR 12M + 1.540%), 7/1/2043[b]	75,612
163,618	4.332%, (LIBOR 12M + 1.550%), 7/1/2043[b]	169,028
17,564	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	18,097
31,600,000	3.000%, 7/1/2049[e]	31,855,139
79,200,000	3.500%, 7/1/2049[e]	80,944,875
78,480,000	4.000%, 7/1/2049[e]	81,093,445
	Government National Mortgage Association Conventional 30-Yr. Pass Through
32,000,000	4.500%, 7/1/2049[e]	33,354,375

	Total	324,511,065

Technology (0.3%)
	Apple, Inc.
13,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	13,072
11,000	2.400%, 1/13/2023	11,091
300,000	3.000%, 2/9/2024	310,005
475,000	3.200%, 5/11/2027	495,036
640,000	3.000%, 6/20/2027	655,586
960,000	3.000%, 11/13/2027	987,553
835,000	3.750%, 9/12/2047	873,812
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	250,064
	Avnet, Inc.
335,000	3.750%, 12/1/2021	341,169
	Broadcom Corporation
391,000	3.875%, 1/15/2027	383,326
500,000	3.500%, 1/ 15/2028	474,445
	CommScope Technologies Finance, LLC
745,000	6.000%, 6/15/2025[i]	698,221
	Diamond 1 Finance Corporation
604,000	5.450%, 6/15/2023[i]	650,993
1,050,000	6.020%, 6/15/2026[i]	1,157,926
	Equinix, Inc.
740,000	5.750%, 1/1/2025	770,340
	Harland Clarke Holdings Corporation
775,000	8.375%, 8/15/2022[i]	657,781
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,221
600,000	3.318%, (LIBOR 3M + 0.720%), 10/5/2021[b]	600,086
140,000	4.400%, 10/15/2022	147,624
	Inception Merger Sub, Inc.
600,000	8.625%, 11/15/2024[g,i]	550,500
	Intel Corporation
10,000	3.100%, 7/29/2022	10,307
180,000	3.700%, 7/29/2025	192,885
504,000	4.100%, 5/19/2046	554,526
	Marvell Technology Group, Ltd.
350,000	4.200%, 6/22/2023	364,342
475,000	4.875%, 6/22/2028	503,325
	Microsoft Corporation
700,000	4.750%, 11/3/2055	887,380
14,000	2.400%, 2/6/2022	14,154
700,000	4.200%, 11/3/2035	802,031
1,690,000	3.700%, 8/8/2046	1,817,777
600,000	4.250%, 2/6/2047	711,233
	NXP BV/NXP Funding, LLC
700,000	4.875%, 3/1/2024[i]	750,204
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,104
448,000	2.400%, 9/15/2023	448,434
1,060,000	2.950%, 5/15/2025	1,090,180
600,000	3.850%, 7/15/2036	635,983
	Plantronics, Inc.
630,000	5.500%, 5/31/2023[i]	626,850
	SS&C Technologies, Inc.
600,000	5.500%, 9/30/2027[i]	622,500
	Texas Instruments, Inc.
580,000	4.150%, 5/15/2048	661,187
	Tyco Electronics Group SA
120,000	3.450%, 8/1/2024	124,540
240,000	3.125%, 8/15/2027	240,400
	VMware, Inc.
120,000	2.950%, 8/21/2022	120,922

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Technology (0.3%) - continued
	Western Digital Corporation
$ 750,000	4.750%, 2/15/2026[g]	$735,788

	Total	21,970,903

Transportation (0.1%)
	Air Canada Pass Through Trust
107,221	3.875%, 3/15/2023[i]	108,304
	Air Lease Corporation
180,000	3.500%, 1/15/2022	184,273
	Boeing Company
850,000	3.600%, 5/1/2034	886,653
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	467,506
1,050,000	5.050%, 3/1/2041	1,272,366
385,000	4.450%, 3/15/2043	439,043
	CSX Corporation
115,000	3.700%, 11/1/2023	120,969
	Delta Air Lines, Inc.
275,000	2.875%, 3/13/2020	275,326
	Penske Truck Leasing Company, LP
600,000	3.375%, 2/1/2022[i]	611,491
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,239
	United Continental Holdings, Inc.
790,000	4.875%, 1/15/2025	809,750
	XPO Logistics, Inc.
517,000	6.750%, 8/15/2024[i]	551,251

	Total	5,737,171

U.S. Government & Agencies (5.1%)
	U.S. Treasury Bonds
1,500,000	2.375%, 5/15/2027	1,549,805
20,630,000	2.250%, 11/15/2027	21,107,875
19,500,000	2.875%, 5/15/2028	20,925,937
5,830,000	5.250%, 11/15/2028	7,452,380
2,050,000	4.375%, 5/15/2040	2,727,621
11,465,000	3.000%, 5/15/2042	12,542,083
25,124,000	2.500%, 5/15/2046	24,946,365
4,000,000	2.750%, 8/15/2047	4,168,594
2,000,000	2.875%, 5/15/2049	2,142,187
	U.S. Treasury Bonds, TIPS
108,400	2.375%, 1/15/2025	121,125
70,903	2.125%, 2/15/2040	90,757
	U.S. Treasury Notes
6,125,000	1.500%, 10/31/2019	6,112,559
300,000	1.750%, 11/30/2019	299,519
1,900,000	2.250%, 3/31/2020	1,903,117
300,000	1.875%, 12/15/2020	300,094
500,000	2.500%, 2/28/2021	505,469
1,500,000	1.375%, 5/31/2021	1,488,398
22,640,000	1.125%, 8/31/2021	22,334,891
1,700,000	2.500%, 1/15/2022	1,731,609
50,000	2.000%, 2/15/2022	50,338
8,320,000	1.875%, 7/31/2022	8,354,450
8,190,000	2.000%, 11/30/2022	8,261,343
11,580,000	2.500%, 3/31/2023	11,898,450
1,802,000	1.375%, 9/30/2023	1,774,336
16,710,000	2.500%, 1/31/2024	17,251,117
2,335,000	2.125%, 7/31/2024	2,373,400
95,000	2.250%, 11/15/2024	97,167
16,270,000	2.125%, 11/30/2024	16,540,743
45,500,000	2.875%, 5/31/2025	48,151,797
14,160,000	2.625%, 1/31/2026	14,823,750
67,460,000	2.500%, 2/28/2026	70,124,143

	Total	332,151,419

Utilities (0.4%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	7,028
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,031
	Ameren Illinois Company
450,000	4.500%, 3/15/2049	526,315
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	728,751
	Appalachian Power Company
238,000	3.300%, 6/1/2027	242,343
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	259,280
	Berkshire Hathaway Energy Company
375,000	4.500%, 2/1/2045	422,040
	Calpine Corporation
410,000	5.375%, 1/15/2023	414,612
390,000	5.875%, 1/15/2024[i]	398,775
	CenterPoint Energy, Inc.
185,000	3.850%, 2/1/2024	193,946
420,000	4.250%, 11/1/2028	453,690
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	331,478
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	362,386
180,000	4.350%, 11/15/2045	203,866
	Consolidated Edison Company of New York, Inc.
1,150,000	4.125%, 5/15/2049	1,238,264
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,976
168,000	4.500%, 12/1/2045	189,012
	Consumers Energy Company
550,000	4.350%, 4/15/2049	636,327
	DTE Electric Company
265,000	3.700%, 3/15/2045	274,630
360,000	3.700%, 6/1/2046	372,731
	Duke Energy Carolinas, LLC
840,000	3.700%, 12/1/2047	856,887
	Duke Energy Corporation
448,000	3.750%, 9/1/2046	438,036
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	329,949
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	454,988
	Edison International
450,000	2.950%, 3/15/2023	430,990
450,000	5.750%, 6/15/2027	483,135
	Energy Transfer Operating, LP
580,000	5.200%, 2/1/2022	612,501
	Eversource Energy
530,000	2.500%, 3/15/2021	531,211
	Exelon Corporation
240,000	5.100%, 6/15/2045	276,071
336,000	4.450%, 4/15/2046	357,165

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.4%)	Value
Utilities (0.4%) - continued
	Exelon Generation Company, LLC
$ 308,000	5.200%, 10/1/2019	$309,865
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	151,935
845,000	4.850%, 7/15/2047	959,455
	Fortis, Inc.
5,000	2.100%, 10/4/2021	4,956
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	69,927
224,000	5.300%, 7/1/2043	268,232
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	884,207
	Mississippi Power Company
340,000	3.950%, 3/30/2028	356,848
	Monongahela Power Company
275,000	5.400%, 12/15/2043[i]	345,343
	National Rural Utilities Cooperative Finance Corporation
295,000	3.900%, 11/1/2028	320,975
575,000	3.700%, 3/15/2029	619,351
	NextEra Energy Operating Partners, LP
700,000	4.500%, 9/15/2027[i]	691,250
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	244,009
615,000	5.650%, 2/1/2045	746,282
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	983,657
	Pacific Gas and Electric Company
350,000	3.300%, 12/1/2027[f,n]	331,625
350,000	3.950%, 12/1/2047[f,g,n]	314,562
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	148,032
236,000	3.400%, 6/1/2023	241,796
515,000	5.000%, 3/15/2044	571,864
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	376,506
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,093
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	610,502
	San Diego Gas and Electric Company
600,000	4.150%, 5/15/2048	624,442
	South Carolina Electric & Gas Company
700,000	5.100%, 6/1/2065	878,048
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,968
225,000	4.200%, 3/1/2029	239,457
485,000	4.000%, 4/1/2047	482,434
375,000	4.125%, 3/1/2048	377,629
	Southern Company
6,000	2.350%, 7/1/2021	5,994
485,000	2.950%, 7/1/2023	491,825
575,000	3.250%, 7/1/2026	583,736
450,000	4.400%, 7/1/2046	475,170
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	623,352
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	179,223
	TerraForm Power Operating, LLC
835,000	5.000%, 1/31/2028[i]	838,131
	Virginia Electric and Power Company
425,000	4.600%, 12/1/2048	488,931

	Total	27,897,026

	Total Long-Term Fixed Income (cost $1,102,308,022)	1,134,300,422

Shares	Collateral Held for Securities Loaned (0.6%)
39,666,812	Thrivent Cash Management Trust	39,666,812

	Total Collateral Held for Securities Loaned (cost $39,666,812)	39,666,812

Shares or Principal Amount	Short-Term Investments (6.8%)
	Federal Home Loan Bank Discount Notes
4,100,000	2.393%, 7/5/2019[o,p]	4,098,998
600,000	2.360%, 7/9/2019[o,p]	599,707
2,800,000	2.390%, 7/10/2019[o,p]	2,798,460
43,300,000	2.402%, 7/19/2019[o,p]	43,252,370
6,500,000	2.360%, 7/25/2019[o,p]	6,490,466
2,900,000	2.370%, 8/6/2019[o,p]	2,893,591
1,200,000	2.235%, 8/28/2019[o,p]	1,195,727
4,700,000	2.210%, 9/5/2019[o,p]	4,681,388
300,000	2.180%, 9/11/2019[o,p]	298,704
	Thrivent Core Short-Term Reserve Fund
37,568,480	2.590%	375,684,804

	Total Short-Term Investments (cost $441,979,172)	441,994,215

	Total Investments (cost $5,954,729,732) 105.5%	$6,878,887,896

	Other Assets and Liabilities, Net (5.5%)	(361,545,496)

	Total Net Assets 100.0%	$6,517,342,400

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $133,004,246 or 2.0% of total net assets.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
l	All or a portion of the security is insured or guaranteed.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Defaulted security. Interest is not being accrued.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$36,372,544
Long-Term Fixed Income	2,988,116

Total lending	$39,360,660
Gross amount payable upon return of collateral for securities loaned	$39,666,812

Net amounts due to counterparty	$306,152

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,046,616	5.152%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,040,944
	Ball Metalpack Finco, LLC, Term Loan
509,850	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	501,565
	Big River Steel, LLC, Term Loan
805,650	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	807,664
	Hexion, Inc., Term Loan
440,000	0.000%, (LIBOR 3M + 3.500%), 6/27/2026[b,c,d,e]	439,450
	MRC Global (US), Inc., Term Loan
938,095	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	934,577
	Pixelle Specialty Solutions, LLC, Term Loan
1,238,775	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	1,220,193
	Starfruit US Holdco, LLC, Term Loan
778,050	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	764,761

	Total	5,709,154

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
730,658	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	729,379
	BWAY Holding Company, Term Loan
2,672,727	5.854%, (LIBOR 3M + 3.250%), 4/3/2024[b]	2,578,059
	Flex Acquisition Company, Inc. Term Loan
3,576,387	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	3,387,339
	GFL Environmental, Inc., Term Loan
1,373,483	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,349,942
	Navistar, Inc., Term Loan
1,520,750	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,515,519
	Sotera Health Holdings, LLC, Term Loan
2,813,954	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	2,771,744
	TransDigm, Inc., Term Loan
1,135,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	1,113,367
	Vertiv Group Corporation, Term Loan
2,343,686	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,226,502

	Total	15,671,851

Communications Services (0.5%)
	Altice France SA, Term Loan
632,100	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	600,723
	CenturyLink, Inc., Term Loan
3,846,153	5.152%, (LIBOR 1M + 2.750%), 1/31/ 2025[b]	3,752,153
	Charter Communications Operating, LLC, Term Loan
$1,620,325	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	1,617,895
	Frontier Communications Corporation, Term Loan
2,207,326	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	2,161,348
	HCP Acquisition, LLC, Term Loan
981,229	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	974,488
	Intelsat Jackson Holdings SA, Term Loan
1,315,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,300,206
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
3,495,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	3,477,525
278,243	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	275,461
	Mediacom Illinois, LLC, Term Loan
553,000	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	548,299
	NEP Group, Inc., Term Loan
1,502,450	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,497,762
140,000	9.402%, (LIBOR 1M + 7.000%), 10/19/2026[b]	137,900
	SBA Senior Finance II, LLC, Term Loan
787,050	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	776,582
	Sprint Communications, Inc., Term Loan
2,893,400	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	2,846,382
457,700	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	452,981
	TNS, Inc., Term Loan
562,330	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	553,895
	WideOpenWest Finance, LLC, Term Loan
1,075,838	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,049,479
	Windstream Services, LLC, Term Loan
1,861,405	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	1,911,924

	Total	23,935,003

Consumer Cyclical (0.3%)
	Cengage Learning, Inc., Term Loan
2,163,687	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,070,497
	Four Seasons Hotels, Ltd., Term Loan
925,757	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	923,314
	Golden Entertainment, Inc., Term Loan
1,992,725	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,982,761

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Men’s Warehouse, Inc., Term Loan
$999,432	5.690%, (LIBOR 1M + 3.250%), 4/9/2025[b]	$881,999
	Mohegan Gaming and Entertainment, Term Loan
1,448,321	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,346,678
	Penn National Gaming, Inc., Term Loan
1,164,150	4.652%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,158,877
	Scientific Games International, Inc., Term Loan
3,831,251	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,770,066
	Staples, Inc., Term Loan
255,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	242,250
760,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	728,528
	Stars Group Holdings BV, Term Loan
2,239,166	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,238,001
	Tenneco, Inc., Term Loan
1,587,025	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	1,462,840
	Wyndham Hotels & Resorts, Inc., Term Loan
640,162	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	637,864

	Total	17,443,675

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
4,232,555	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	3,979,363
	Albertson’s, LLC, Term Loan
825,125	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	824,919
1,496,556	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	1,494,311
671,625	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	667,803
	Amneal Pharmaceuticals, LLC, Term Loan
1,044,206	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,035,289
	Bausch Health Companies, Inc., Term Loan
1,923,267	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,922,075
	Endo International plc, Term Loan
1,605,550	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,503,871
	Energizer Holdings, Inc., Term Loan
1,551,112	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	1,544,334
	JBS USA LUX SA, Term Loan
1,276,800	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,273,608
	Mallinckrodt International Finance SA, Term Loan
1,506,187	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,353,218
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,205,165	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	3,050,932
	MPH Acquisition Holdings, LLC, Term Loan
1,000,000	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b,d,e]	954,640
	Ortho-Clinical Diagnostics SA, Term Loan
3,102,617	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	2,979,816
	Plantronics, Inc., Term Loan
2,931,829	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	2,911,072
	Revlon Consumer Products Corporation, Term Loan
834,975	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	695,467

	Total	26,190,718

Energy (0.2%)
	BCP Raptor II, LLC, Term Loan
935,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	887,474
	Calpine Corporation, Term Loan
1,144,143	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,137,301
	Consolidated Energy Finance SA, Term Loan
673,200	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	654,687
	Fieldwood Energy, LLC, Term Loan
879,760	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	812,951
	HFOTCO, LLC, Term Loan
2,376,000	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	2,373,030
	McDermott Technology (Americas), Inc., Term Loan
1,525,687	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,499,232
	Radiate Holdco, LLC, Term Loan
3,097,469	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,022,138

	Total	10,386,813

Financials (0.3%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,293,391	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,290,972
	Digicel International Finance, Ltd., Term Loan
2,308,739	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,997,060
	DTZ U.S. Borrower, LLC, Term Loan
2,262,900	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	2,252,536

The accompanying Notes to Financial Statements are an integral part of this schedule.

154

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Financials (0.3%) - continued
	Genworth Holdings, Inc., Term Loan
$282,150	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	$284,091
	GGP Nimbus, LLC, Term Loan
1,831,162	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,785,585
	Grizzly Finco, Term Loan
1,235,663	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,233,265
	Harland Clarke Holdings Corporation, Term Loan
1,829,326	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,576,275
	MoneyGram International, Inc., Term Loan
850,000	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	823,794
	Sable International Finance, Ltd., Term Loan
2,392,213	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,395,204
	Trans Union, LLC, Term Loan
697,950	4.402%, (LIBOR 1M + 2.000%), 6/19/2025[b]	695,682
	Tronox Finance, LLC, Term Loan
1,636,833	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	1,619,007

	Total	15,953,471

Technology (0.2%)
	Rackspace Hosting, Inc., Term Loan
2,698,663	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,486,818
	SS&C Technologies Holdings Europe SARL, Term Loan
332,583	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	331,086
	SS&C Technologies, Inc., Term Loan
1,121,416	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,116,897
484,963	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	482,780
	Western Digital Corporation, Term Loan
2,128,062	4.152%, (LIBOR 1M + 1.750%), 4/29/2023[b]	2,081,947
	Worldpay, LLC, Term Loan
2,962,500	4.144%, (LIBOR 1M + 1.750%), 8/20/2024[b]	2,959,301

	Total	9,458,829

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,312,800	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	2,266,544
	Core and Main, LP, Term Loan
916,050	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	912,899
	EnergySolutions, LLC, Term Loan
737,550	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	704,360
	Talen Energy Supply, LLC, Term Loan
605,000	0.000%, (LIBOR 1M + 3.750%), 6/28/2026[b,d,e]	601,219
625,569	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	624,981
	TerraForm Power Operating, LLC, Term Loan
567,795	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	564,246

	Total	5,674,249

	Total Bank Loans (cost $133,016,645)	130,423,763

	Long-Term Fixed Income (42.2%)
Asset-Backed Securities (1.4%)
	Access Group, Inc.
561,934	2.904%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,g	558,775
	Aimco
2,150,000	3.822%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,c,g	2,150,000
	Ares CLO, Ltd.
3,000,000	3.988%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,g]	2,961,495
	Ares XXXIIR CLO, Ltd.
1,500,000	3.458%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,g	1,474,486
	Benefit Street Partners CLO IV, Ltd.
2,200,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	2,199,947
	Betony CLO, Ltd.
750,000	3.663%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,g]	742,882
	Buttermilk Park CLO, Ltd.
5,250,000	3.997%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,g]	5,205,564
	Carlyle Global Market Strategies CLO, Ltd.
3,425,000	4.047%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,g	3,381,612
	CBAM, Ltd.
3,500,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,g	3,503,339
	Commonbond Student Loan Trust
1,311,096	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,g]	1,293,572
	DRB Prime Student Loan Trust
573,772	4.304%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,g]	583,269

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Asset-Backed Securities (1.4%) - continued
	Dryden Senior Loan Fund
$3,000,000	4.001%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,g]	$2,953,908
	Earnest Student Loan Program 2016-D, LLC
899,483	2.770%, 1/25/2041, Ser. 2016-D, Class A2[g]	902,478
	Earnest Student Loan Program, LLC
851,860	3.020%, 5/25/2034, Ser. 2016-B, Class A2[g]	852,388
	Edlinc Student Loan Funding Trust
230,589	5.580%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,g	231,001
	Galaxy XX CLO, Ltd.
2,650,000	3.592%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,g	2,622,517
	Golub Capital Partners, Ltd.
1,750,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,g	1,740,126
2,569,000	3.792%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,g	2,556,931
	Goodgreen Trust
3,246,438	3.860%, 10/15/2054, Ser. 2019-1A, Class Ag	3,387,131
	Laurel Road Prime Student Loan Trust
1,886,855	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bg	1,907,829
	Lendmark Funding Trust
1,400,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ag	1,400,572
	Madison Park Funding XIV, Ltd.
1,675,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,658,691
	Magnetite XII, Ltd.
2,600,000	3.697%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	2,586,267
	Mountain View CLO, Ltd.
1,825,000	3.717%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,g	1,805,350
	National Collegiate Trust
1,578,233	2.699%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,g	1,535,178
	Neuberger Berman CLO XIV, Ltd.
1,400,000	3.832%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,g	1,400,017
	Neuberger Berman CLO, Ltd.
600,000	3.772%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,g	599,264
	Octagon Investment Partners XVI, Ltd.
600,000	3.988%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	588,890
	OZLM VIII, Ltd.
825,000	3.758%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,g	825,630
	Palmer Square Loan Funding, Ltd.
3,321,564	3.442%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,g]	3,318,525
1,700,000	4.349%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,g]	1,699,956
	PPM CLO 3, Ltd.
2,000,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,g	1,999,974
	Preston Ridge Partners Mortgage Trust, LLC
353,164	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	356,936
	Progress Residential Trust
2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ag	2,050,395
	Race Point IX CLO, Ltd.
2,100,000	3.807%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,g	2,098,578
	Saxon Asset Securities Trust
860,035	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	844,129
	Shackleton CLO, Ltd.
1,750,000	3.767%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	1,737,774
	SLM Student Loan Trust
1,242,627	2.804%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,206,212
	SoFi Professional Loan Program, LLC
377,497	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	377,255
	TCW GEM II, Ltd.
2,900,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,g	2,899,748
	U.S. Small Business Administration
153,780	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	159,477

	Total	72,358,068

Basic Materials (0.5%)
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[g]	2,121,596
	ArcelorMittal SA
698,000	6.125%, 6/1/2025[i]	793,062
	Braskem Netherlands Finance BV
1,130,000	4.500%, 1/10/2028[g]	1,142,995

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Basic Materials (0.5%) - continued
	CF Industries, Inc.
$1,300,000	3.450%, 6/1/2023[i]	$1,303,250
	Dow Chemical Company
600,000	4.800%, 11/30/2028[g]	673,741
	DowDuPont, Inc.
1,275,000	4.493%, 11/15/2025	1,410,036
	Element Solutions, Inc.
1,000,000	5.875%, 12/1/2025[g]	1,041,250
	First Quantum Minerals, Ltd.
1,365,000	7.500%, 4/1/2025[g]	1,300,163
	Glencore Funding, LLC
560,000	4.125%, 5/30/2023[g]	582,215
725,000	4.000%, 3/27/2027[g]	731,784
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,391,674
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,223,802
1,510,000	4.500%, 7/15/2027	1,525,100
	Novelis Corporation
1,680,000	5.875%, 9/30/2026[g]	1,701,000
	Olin Corporation
1,305,000	5.125%, 9/15/2027[i]	1,339,256
	Peabody Securities Finance Corporation
1,000,000	6.375%, 3/31/2025[g]	1,012,500
	Syngenta Finance NV
1,200,000	3.933%, 4/23/2021[g]	1,221,468
	Teck Resources, Ltd.
964,000	6.125%, 10/1/2035	1,097,323
	Tronox Finance plc
760,000	5.750%, 10/1/2025[g]	737,200
	Vale Overseas, Ltd.
840,000	6.250%, 8/10/2026	954,198
401,000	6.875%, 11/21/2036	481,701
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,137,192
	Weyerhaeuser Company
1,250,000	4.000%, 11/15/2029	1,329,355

	Total	26,251,861

Capital Goods (0.7%)
	AECOM
1,280,000	5.875%, 10/15/2024	1,386,240
	Amsted Industries, Inc.
925,000	5.625%, 7/1/2027[g]	964,313
	Ardagh Packaging Finance plc
1,310,000	6.000%, 2/15/2025[g]	1,355,850
	Boeing Company
775,000	3.850%, 11/1/2048	808,000
	Bombardier, Inc.
1,305,000	7.500%, 3/15/2025[g]	1,308,654
	Building Materials Corporation of America
1,325,000	6.000%, 10/15/2025[g]	1,406,156
	Cemex SAB de CV
1,285,000	6.125%, 5/5/2025[g]	1,344,431
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	894,030
	CNH Industrial Capital, LLC
1,120,000	4.875%, 4/1/2021	1,158,685
	CNH Industrial NV
1,400,000	3.850%, 11/15/2027	1,397,384
	Covanta Holding Corporation
1,210,000	6.000%, 1/1/2027	1,264,450
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,679,000
	H&E Equipment Services, Inc.
850,000	5.625%, 9/1/2025	874,225
	Huntington Ingalls Industries, Inc.
1,680,000	3.483%, 12/1/2027	1,705,872
	Ingersoll-Rand Luxembourg Finance SA
1,225,000	3.500%, 3/21/2026	1,264,391
	L3 Technologies, Inc.
1,656,000	3.950%, 5/28/2024	1,723,357
	Lockheed Martin Corporation
1,136,000	3.600%, 3/1/2035	1,184,533
1,024,000	4.500%, 5/15/2036	1,174,922
284,000	6.150%, 9/1/2036	383,529
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	2,017,553
	Owens-Brockway Glass Container, Inc.
1,405,000	5.000%, 1/15/2022[g]	1,440,125
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	854,193
	Reynolds Group Issuer, Inc.
1,270,000	5.125%, 7/15/2023[g]	1,293,813
	Rockwell Collins, Inc.
1,700,000	2.800%, 3/15/2022	1,717,271
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	845,251
435,000	3.650%, 9/15/2023	452,916
564,000	4.200%, 9/15/2028	603,609
	Siemens Financieringsmaatschappij NV
755,000	4.200%, 3/16/2047[g]	828,191
	Textron, Inc.
710,000	3.375%, 3/1/2028	712,241
	United Rentals North America, Inc.
1,305,000	5.500%, 7/15/2025	1,358,831
	United Technologies Corporation
1,575,000	4.450%, 11/16/2038	1,765,636
1,410,000	4.050%, 5/4/2047	1,502,991

	Total	38,670,643

Collateralized Mortgage Obligations (0.8%)
	Ajax Mortgage Loan Trust
3,138,955	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,g	3,195,550
	Alternative Loan Trust
994,358	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	839,983
	Angel Oak Mortgage Trust I, LLC
335,884	3.500%, 7/25/2046, Ser. 2016-1, Class A1[g]	338,621
	Bayview Koitere Fund Trust
1,316,630	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,g	1,356,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

157

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	BRAVO Residential Funding Trust
$ 569,144	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cg	$579,612
	Citigroup Mortgage Loan Trust, Inc.
292,404	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	298,387
	COLT Funding, LLC
1,086,029	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,g]	1,089,994
	Countrywide Alternative Loan Trust
1,147,419	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	1,002,190
682,984	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	418,548
182,948	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	176,613
1,440,784	7.000%, 10/25/2037, Ser. 2007-24, Class A10	843,662
	Countrywide Home Loans, Inc.
339,494	5.750%, 4/25/2037, Ser. 2007-3, Class A27	271,594
	Credit Suisse Mortgage Trust
3,718,057	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,g]	3,856,493
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
220,609	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	200,970
	Ellington Financial Mortgage Trust
2,241,147	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,g	2,278,263
	Federal Home Loan Mortgage Corporation
3,776,785	3.000%, 4/15/2028, Ser. 4193, Class AIj	301,118
2,755,793	4.000%, 7/15/2031, Ser. 4104, Class KIj	236,978
3,110,753	3.000%, 2/15/2033, Ser. 4170, Class IGj	329,508
	Federal National Mortgage Association
6,067,301	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	702,149
	Galton Funding Mortgage Trust 2017-1
3,208,893	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,g]	3,288,114
	GCAT 2019-NQM1 Trust
200,000	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[g,h]	200,985
	Greenpoint Mortgage Funding Trust
841,891	2.604%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	754,586
	GS Mortgage-Backed Securities Trust
1,134,725	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ag	1,171,797
	MASTR Alternative Loans Trust
1,219,024	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	521,230
	Merrill Lynch Alternative Note Asset Trust
248,472	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	186,944
	Preston Ridge Partners Mortgage, LLC
2,818,874	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	2,852,074
	Pretium Mortgage Credit Partners, LLC
1,537,230	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,560,005
	RCO 2017-INV1 Trust
2,237,447	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	2,224,593
	RCO Mortgage, LLC
1,396,617	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,g]	1,421,035
	Renaissance Home Equity Loan Trust
2,263,171	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[h]	1,203,893
	Residential Accredit Loans, Inc. Trust
400,087	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	398,252
	Sequoia Mortgage Trust
1,369,248	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,116,612
	Verus Securitization Trust
986,113	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,g]	987,730
1,520,376	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,g]	1,514,738
738,129	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,g]	749,528
	Verus Securitization Trust 2019-2
529,903	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,g]	534,009
1,107,982	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,116,555
	WaMu Mortgage Pass Through Certificates
200,934	3.841%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	193,077
205,547	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	200,963

	Total	40,513,921

Commercial Mortgage-Backed Securities (1.9%)
	CSAIL Commercial Mortgage Trust
4,400,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	4,600,546
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,250,000	3.422%, 2/25/2052, Ser. K090, Class A2	4,570,342
5,800,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,k]	6,441,497
9,350,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,k]	10,293,749
8,750,000	3.505%, 3/25/2029, Ser. K091, Class A2[k]	9,479,848

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Commercial Mortgage-Backed Securities (1.9%) - continued
$ 1,066,442	3.000%, 3/15/2045, Ser. 4741, Class GA	$1,090,616
	Federal National Mortgage Association
7,525,000	3.410%, 5/1/2028	7,977,163
4,600,000	3.640%, 6/1/2028	4,952,594
1,850,000	3.710%, 7/1/2028	2,007,361
	Federal National Mortgage Association - ACES
2,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	2,827,442
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	5,166,479
4,500,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	4,873,002
6,700,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	7,303,869
	Federal National Mortgage Association Grantor Trust
5,592,261	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	5,711,073
	GS Mortgage Securities Trust
2,670,112	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	2,806,328
4,000,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	4,224,544
4,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	4,159,169
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	3,516,089
	UBS Commercial Mortgage Trust
3,875,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	4,303,024
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,648,802

	Total	98,953,537

Communications Services (1.5%)
	AMC Networks, Inc.
1,355,000	5.000%, 4/1/2024	1,390,569
	American Tower Corporation
1,280,000	3.300%, 2/15/2021	1,295,621
	AT&T, Inc.
835,000	3.800%, 3/1/2024	878,006
1,017,000	4.100%, 2/15/2028	1,077,415
1,550,000	4.350%, 3/1/2029	1,662,820
822,000	4.300%, 2/15/2030	877,774
1,100,000	5.250%, 3/1/2037	1,233,515
1,590,000	4.900%, 8/15/2037	1,717,374
840,000	6.350%, 3/15/2040	1,033,632
950,000	5.550%, 8/15/2041	1,095,477
546,000	4.750%, 5/15/2046	574,038
1,380,000	5.450%, 3/1/2047	1,583,688
	British Sky Broadcasting Group plc
1,100,000	3.125%, 11/26/2022[g]	1,127,208
	British Telecommunications plc
1,225,000	4.500%, 12/4/2023	1,310,627
	CCO Holdings, LLC
1,500,000	5.875%, 4/1/2024[g]	1,567,500
1,100,000	5.500%, 5/1/2026[g]	1,151,205
	Charter Communications Operating, LLC
700,000	4.500%, 2/1/2024	745,059
1,400,000	4.200%, 3/15/2028	1,453,617
1,320,000	6.484%, 10/23/2045	1,553,880
	Clear Channel Worldwide Holdings, Inc.
1,360,000	6.500%, 11/15/2022	1,383,800
	Comcast Corporation
1,325,000	4.950%, 10/15/2058	1,614,882
850,000	4.049%, 11/1/2052	901,361
875,000	2.750%, 3/1/2023	887,550
750,000	3.950%, 10/15/2025	808,685
1,250,000	4.250%, 10/15/2030	1,392,269
2,190,000	4.400%, 8/15/2035	2,437,267
1,115,000	4.750%, 3/1/2044	1,298,919
550,000	4.600%, 8/15/2045	624,472
	Cox Communications, Inc.
1,400,000	3.350%, 9/15/2026[g]	1,414,589
568,000	4.600%, 8/15/2047[g]	574,864
	Crown Castle International Corporation
792,000	5.250%, 1/15/2023	862,075
1,136,000	3.200%, 9/1/2024	1,159,506
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026	1,554,750
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[g]	1,753,375
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,124,200
	Level 3 Financing, Inc.
200,000	5.375%, 5/1/2025	206,500
	Moody’s Corporation
770,000	2.750%, 12/15/2021	776,498
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[g]	2,028,831
	Netflix, Inc.
1,365,000	4.875%, 4/15/2028	1,411,069
	Nexstar Escrow Corporation
811,000	5.625%, 8/1/2024[g]	840,164
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	541,971
	Sirius XM Radio, Inc.
1,250,000	5.000%, 8/1/2027[g]	1,271,750
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,548,112
	Sprint Corporation
1,255,000	7.625%, 2/15/2025	1,335,006
	Telefonica Emisiones SAU
825,000	4.570%, 4/27/2023	891,805
1,375,000	4.665%, 3/6/2038	1,427,802
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,588,520
	T-Mobile USA, Inc.
1,990,000	4.500%, 2/1/2026	2,037,262
	Verizon Communications, Inc.
1,104,000	5.150%, 9/15/2023	1,232,287
1,311,000	3.376%, 2/15/2025	1,368,032

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Communications Services (1.5%) - continued
$ 575,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	$582,389
1,503,000	4.016%, 12/3/2029[g]	1,627,931
859,000	4.272%, 1/15/2036	929,593
2,272,000	4.862%, 8/21/2046	2,644,225
	Viacom, Inc.
560,000	4.250%, 9/1/2023	592,199
1,095,000	6.875%, 4/30/2036	1,386,350
840,000	5.850%, 9/1/2043	991,056
	Virgin Media Secured Finance plc
1,225,000	5.250%, 1/15/2026[g]	1,255,270
	Vodafone Group plc
1,250,000	4.875%, 6/19/2049	1,310,739
	Walt Disney Company
2,115,000	6.400%, 12/15/2035[g]	2,898,533

	Total	76,845,483

Consumer Cyclical (1.0%)
	Allison Transmission, Inc.
1,620,000	5.000%, 10/1/2024[g]	1,652,400
	Amazon.com, Inc.
710,000	3.150%, 8/22/2027	745,993
1,420,000	3.875%, 8/22/2037	1,565,267
852,000	4.050%, 8/22/2047	962,921
	Brookfield Property REIT, Inc.
655,000	5.750%, 5/15/2026[g]	674,650
	Cinemark USA, Inc.
1,195,000	4.875%, 6/1/2023	1,209,937
	D.R. Horton, Inc.
1,175,000	2.550%, 12/1/2020	1,175,173
	Delphi Jersey Holdings plc
1,495,000	5.000%, 10/1/2025[g]	1,330,550
	Ford Motor Credit Company, LLC
100,000	8.125%, 1/15/2020	102,829
420,000	3.200%, 1/15/2021	421,208
1,300,000	5.596%, 1/7/2022	1,376,500
385,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	378,790
1,500,000	2.979%, 8/3/2022	1,483,566
	General Motors Company
1,365,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,360,937
1,550,000	5.000%, 10/1/2028	1,627,855
	General Motors Financial Company, Inc.
512,000	4.200%, 3/1/2021	523,363
1,250,000	3.150%, 6/30/2022	1,257,600
560,000	3.950%, 4/13/2024	571,872
	Hanesbrands, Inc.
1,000,000	4.875%, 5/15/2026[g]	1,037,390
	Home Depot, Inc.
1,330,000	5.400%, 9/15/2040	1,670,584
840,000	4.250%, 4/1/2046	947,569
1,400,000	3.900%, 6/15/2047	1,508,023
	Hyundai Capital America
1,850,000	3.000%, 6/20/2022[g]	1,855,704
	L Brands, Inc.
650,000	5.625%, 2/15/2022	679,321
650,000	6.694%, 1/15/2027	637,000
	Landry’s, Inc.
1,250,000	6.750%, 10/15/2024[g]	1,287,500
	Lear Corporation
900,000	5.250%, 1/15/2025	933,778
	Lennar Corporation
825,000	4.125%, 1/15/2022	846,409
1,985,000	4.875%, 12/15/2023	2,091,694
	Live Nation Entertainment, Inc.
420,000	5.375%, 6/15/2022[g]	425,250
925,000	5.625%, 3/15/2026[g]	970,094
	Macy’s Retail Holdings, Inc.
1,690,000	2.875%, 2/15/2023	1,654,224
	Mastercard, Inc.
830,000	3.950%, 2/26/2048	918,066
	McDonald’s Corporation
1,365,000	4.450%, 3/1/2047	1,495,166
	MGM Resorts International
1,315,000	6.000%, 3/15/2023	1,425,131
	Navistar International Corporation
1,200,000	6.625%, 11/1/2025[g]	1,257,000
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[g]	1,769,687
	Prime Security Services Borrower, LLC
673,000	9.250%, 5/15/2023[g]	706,785
	ServiceMaster Company, LLC
1,300,000	5.125%, 11/15/2024[g]	1,337,375
	Six Flags Entertainment Corporation
1,290,000	4.875%, 7/31/2024[g]	1,309,350
	Viking Cruises, Ltd.
920,000	5.875%, 9/15/2027[g]	931,500
	Volkswagen Group of America Finance, LLC
1,500,000	4.250%, 11/13/2023[g]	1,578,360
	Walmart, Inc.
825,000	3.250%, 7/8/2029	869,812
	Yum! Brands, Inc.
1,630,000	5.000%, 6/1/2024[g]	1,682,975

	Total	50,247,158

Consumer Non-Cyclical (2.0%)
	Abbott Laboratories
140,000	2.900%, 11/30/2021	142,277
490,000	3.400%, 11/30/2023	510,912
1,000,000	4.750%, 11/30/2036	1,185,169
	AbbVie, Inc.
1,320,000	3.600%, 5/14/2025	1,365,355
560,000	4.700%, 5/14/2045	571,917
	Albertson’s Companies, LLC
1,360,000	7.500%, 3/15/2026[g]	1,451,800
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	565,711
700,000	4.400%, 2/14/2026	748,276
700,000	2.625%, 9/16/2026	671,156
1,800,000	5.800%, 2/14/2039	2,020,833
	Anheuser-Busch Companies, LLC
1,439,000	3.650%, 2/1/2026	1,513,498
2,240,000	4.700%, 2/1/2036	2,463,253
	Anheuser-Busch InBev Worldwide, Inc.
2,725,000	4.750%, 4/15/2058	2,878,118
1,350,000	4.375%, 4/15/2038	1,429,135
150,000	4.600%, 4/15/2048	161,079

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Anthem, Inc.
$ 1,400,000	4.625%, 5/15/2042	$1,522,434
	BAT Capital Corporation
852,000	3.222%, 8/15/2024	858,908
1,136,000	4.540%, 8/15/2047	1,052,487
	Baxalta, Inc.
569,000	4.000%, 6/23/2025	604,592
	Bayer U.S. Finance II, LLC
1,380,000	4.250%, 12/15/2025[g]	1,459,281
630,000	4.875%, 6/25/2048[g]	646,207
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,272,768
1,650,000	3.700%, 6/6/2027	1,723,409
840,000	4.669%, 6/6/2047	940,176
	Boston Scientific Corporation
525,000	3.850%, 5/15/2025	558,144
750,000	4.000%, 3/1/2028	805,664
840,000	7.375%, 1/15/2040	1,196,664
	Bunge, Ltd. Finance Corporation
300,000	3.500%, 11/24/2020	302,737
	Cargill, Inc.
1,200,000	3.250%, 5/23/2029[g]	1,244,895
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,296,317
	Centene Corporation
1,640,000	4.750%, 1/15/2025	1,692,824
	Cigna Corporation
290,000	3.487%, (LIBOR 3M + 0.890%), 7/15/2023[b,g]	289,749
1,050,000	4.125%, 11/15/2025[g]	1,115,118
2,260,000	3.050%, 10/15/2027	2,236,004
1,325,000	4.800%, 8/15/2038[g]	1,426,660
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,719,196
	Conagra Brands, Inc.
600,000	3.800%, 10/22/2021	616,465
935,000	4.300%, 5/1/2024	991,171
	Constellation Brands, Inc.
1,120,000	3.600%, 2/15/2028	1,154,379
	CVS Health Corporation
556,000	3.700%, 3/9/2023	573,984
275,000	4.000%, 12/5/2023	287,701
1,370,000	4.100%, 3/25/2025	1,444,153
1,870,000	4.875%, 7/20/2035	1,956,139
2,480,000	4.780%, 3/25/2038	2,584,832
1,380,000	5.050%, 3/25/2048	1,467,719
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[g]	1,137,548
	Energizer Holdings, Inc.
1,300,000	5.500%, 6/15/2025[g]	1,316,250
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	566,650
1,685,000	4.800%, 7/15/2046	1,788,892
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[g]	308,923
	HCA, Inc.
1,900,000	5.375%, 2/1/2025	2,050,813
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[g]	1,253,308
	JBS USA, LLC
1,250,000	5.750%, 6/15/2025[g]	1,300,000
	Keurig Dr Pepper, Inc.
1,100,000	3.551%, 5/25/2021	1,123,197
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,502,566
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,083,819
	Kraft Heinz Foods Company
1,650,000	3.375%, 6/15/2021	1,677,083
	Kroger Company
710,000	2.800%, 8/1/2022	716,859
	Medtronic, Inc.
1,320,000	4.375%, 3/15/2035	1,518,827
98,000	4.625%, 3/15/2045	118,628
	Merck & Company, Inc.
260,000	3.700%, 2/10/2045	274,684
	Mondelez International Holdings Netherlands BV
1,200,000	2.000%, 10/28/2021[g]	1,188,403
	Mylan, Inc.
260,000	3.125%, 1/15/2023[g]	252,575
	Nestle Holdings, Inc.
2,400,000	3.900%, 9/24/2038[g]	2,622,052
	Par Pharmaceutical, Inc.
660,000	7.500%, 4/1/2027[g]	648,450
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,060,207
	Perrigo Finance Unlimited Company
1,340,000	4.900%, 12/15/2044	1,159,212
	Post Holdings, Inc.
1,000,000	5.500%, 3/1/2025[g]	1,032,500
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,716,410
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[g]	858,270
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,676,511
	Simmons Foods, Inc.
1,295,000	5.750%, 11/1/2024[g]	1,178,450
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[g]	1,317,225
820,000	2.650%, 10/3/2021[g]	808,029
	Spectrum Brands, Inc.
1,250,000	5.750%, 7/15/2025	1,298,438
	Tenet Healthcare Corporation
1,320,000	4.625%, 7/15/2024	1,336,500
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	764,750
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	580,111
	UnitedHealth Group, Inc.
1,400,000	2.950%, 10/15/2027	1,423,069
2,470,000	4.625%, 7/15/2035	2,839,248
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[g]	3,309,900
	Zimmer Biomet Holdings, Inc.
900,000	3.550%, 4/1/2025	927,302

The accompanying Notes to Financial Statements are an integral part of this schedule.

161

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Zoetis, Inc.
$ 1,870,000	4.700%, 2/1/2043	$2,110,588

	Total	101,565,513

Energy (1.6%)
	Alliance Resource Operating Partners, LP
850,000	7.500%, 5/1/2025[g]	892,500
	Anadarko Petroleum Corporation
1,338,000	4.850%, 3/15/2021	1,384,752
	Antero Resources Corporation
1,275,000	5.125%, 12/1/2022	1,224,000
	BP Capital Markets America, Inc.
285,000	3.119%, 5/4/2026	290,317
	BP Capital Markets plc
1,560,000	3.535%, 11/4/2024	1,644,715
1,960,000	3.279%, 9/19/2027	2,024,374
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[g]	850,485
	Cenovus Energy, Inc.
1,000,000	5.400%, 6/15/2047	1,081,386
	Cheniere Corpus Christi Holdings, LLC
1,260,000	7.000%, 6/30/2024	1,449,126
1,635,000	5.875%, 3/31/2025	1,820,981
	Cheniere Energy Partners, LP
1,365,000	5.625%, 10/1/2026[g]	1,440,075
	Chesapeake Energy Corporation
1,110,000	7.000%, 10/1/2024[i]	996,225
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,965,395
	Continental Resources, Inc.
1,120,000	5.000%, 9/15/2022	1,128,786
1,375,000	4.375%, 1/15/2028	1,447,452
	Devon Energy Corporation
1,000,000	5.000%, 6/15/2045	1,144,258
	Diamondback Energy, Inc.
980,000	4.750%, 11/1/2024	1,005,725
620,000	5.375%, 5/31/2025	651,000
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	892,624
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,616,355
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	989,024
	Energy Transfer Operating, LP
450,000	4.200%, 9/15/2023	471,588
1,340,000	6.000%, 6/15/2048	1,527,936
	Energy Transfer Partners, LP
765,000	4.900%, 3/15/2035	769,534
600,000	5.150%, 2/1/2043	602,789
	Eni SPA
1,365,000	4.000%, 9/12/2023[g]	1,421,703
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	563,500
2,090,000	4.850%, 7/15/2026	2,105,675
	EQM Midstream Partners LP
1,365,000	4.750%, 7/15/2023	1,414,741
	EQT Corporation
1,000,000	3.000%, 10/1/2022	991,870
1,410,000	3.900%, 10/1/2027	1,332,838
	Hess Corporation
2,115,000	3.500%, 7/15/2024	2,128,041
845,000	6.000%, 1/15/2040	924,749
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	776,735
1,400,000	6.500%, 9/1/2039	1,721,661
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	832,992
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	840,729
860,000	6.600%, 10/1/2037	1,061,548
	Marathon Petroleum Corporation
1,680,000	4.750%, 12/15/2023	1,811,486
636,000	6.500%, 3/1/2041	792,532
	MPLX, LP
1,200,000	4.875%, 12/1/2024	1,305,653
1,680,000	4.875%, 6/1/2025	1,824,885
	Nabors Industries, Inc.
885,000	5.750%, 2/1/2025	784,331
	Newfield Exploration Company
1,000,000	5.625%, 7/1/2024	1,106,641
	Noble Energy, Inc.
1,250,000	5.050%, 11/15/2044	1,328,281
	Parsley Energy, LLC
1,025,000	5.625%, 10/15/2027[g]	1,071,125
	Petrobras Global Finance BV
1,200,000	7.375%, 1/17/2027	1,378,200
	Petroleos Mexicanos
950,000	4.875%, 1/24/2022	946,675
	Phillips 66
1,130,000	3.900%, 3/15/2028	1,186,813
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	541,077
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,338,793
	Precision Drilling Corporation
400,000	7.125%, 1/15/2026[g]	387,000
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,201,034
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	911,532
1,000,000	5.625%, 4/15/2023	1,088,793
1,140,000	5.750%, 5/15/2024	1,267,344
	Schlumberger Holdings Corporation
1,380,000	4.000%, 12/21/2025[g]	1,459,866
	Southwestern Energy Company
1,260,000	7.500%, 4/1/2026	1,193,699
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	813,526
	Sunoco, LP
625,000	5.500%, 2/15/2026	650,781
935,000	5.875%, 3/15/2028	968,894
	Tallgrass Energy Partners, LP
1,690,000	5.500%, 1/15/2028[g]	1,709,013
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	532,271
	Transocean Guardian, Ltd.
1,214,325	5.875%, 1/15/2024[g]	1,234,058

The accompanying Notes to Financial Statements are an integral part of this schedule.

162

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Energy (1.6%) - continued
	W&T Offshore, Inc.
$ 860,000	9.750%, 11/1/2023[g]	$823,450
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,134,205
	Williams Companies, Inc.
1,400,000	7.500%, 1/15/2031	1,810,473
	Williams Partners, LP
700,000	4.000%, 11/15/2021	722,607
375,000	3.600%, 3/15/2022	384,968
710,000	4.500%, 11/15/2023	757,876
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[g]	1,436,210
565,000	3.700%, 3/15/2028[g]	565,340
	WPX Energy, Inc.
1,210,000	5.750%, 6/1/2026	1,252,350

	Total	83,149,966

Financials (3.7%)
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	862,666
	AerCap Ireland Capital, Ltd.
1,420,000	5.000%, 10/1/2021	1,488,888
980,000	3.500%, 1/15/2025	985,213
	Aircastle, Ltd.
1,650,000	5.000%, 4/1/2023	1,745,043
	Ally Financial, Inc.
1,310,000	5.750%, 11/20/2025	1,449,057
	American International Group, Inc.
1,705,000	3.750%, 7/10/2025	1,784,095
1,560,000	3.900%, 4/1/2026	1,632,006
	Aviation Capital Group, LLC
1,135,000	2.875%, 1/20/2022[g]	1,142,729
	Avolon Holdings Funding, Ltd.
700,000	5.250%, 5/15/2024[g]	746,130
	Banco Santander SA
1,200,000	3.724%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,194,953
	Bank of America Corporation
700,000	3.499%, 5/17/2022[b]	713,833
1,065,000	3.300%, 1/11/2023	1,097,868
1,130,000	2.881%, 4/24/2023[b]	1,143,884
1,056,000	4.000%, 4/1/2024	1,124,765
1,000,000	4.200%, 8/26/2024	1,063,161
3,080,000	4.000%, 1/22/2025	3,237,831
1,450,000	3.458%, 3/15/2025[b]	1,504,261
1,400,000	3.093%, 10/1/2025[b]	1,433,798
795,000	3.500%, 4/19/2026	832,185
1,704,000	4.183%, 11/25/2027	1,807,623
1,160,000	3.824%, 1/20/2028[b]	1,227,480
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,215,664
	Barclays Bank plc
264,000	10.179%, 6/12/2021[g]	298,731
	Barclays plc
1,825,000	3.250%, 1/12/2021	1,838,097
1,300,000	4.610%, 2/15/2023[b]	1,347,145
	Boston Properties, LP
850,000	4.500%, 12/1/2028	943,233
	BPCE SA
725,000	3.000%, 5/22/2022[g]	731,577
1,960,000	3.500%, 10/23/2027[g]	1,995,628
	Camden Property Trust
1,500,000	3.150%, 7/1/2029	1,523,187
	Capital One Financial Corporation
1,120,000	3.050%, 3/9/2022	1,137,082
1,000,000	4.200%, 10/29/2025	1,049,893
	CIT Group, Inc.
1,325,000	5.000%, 8/15/2022	1,401,188
	Citigroup, Inc.
625,000	2.700%, 3/30/2021	627,998
690,000	4.050%, 7/30/2022	719,718
840,000	3.142%, 1/24/2023[b]	853,816
1,990,000	4.400%, 6/10/2025	2,123,748
1,120,000	3.200%, 10/21/2026	1,142,776
1,704,000	3.668%, 7/24/2028[b]	1,777,515
840,000	4.125%, 7/25/2028	887,443
1,400,000	3.520%, 10/27/2028[b]	1,444,058
828,000	4.650%, 7/23/2048	962,842
	CNA Financial Corporation
450,000	3.900%, 5/1/2029	472,973
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[g]	1,617,775
	Commonwealth Bank of Australia
190,000	2.250%, 3/10/2020[g]	189,923
1,660,000	3.110%, (LIBOR 3M + 0.700%), 3/16/2023[b,g]	1,666,886
	Compass Bank
145,000	2.750%, 9/29/2019	144,986
1,150,000	3.500%, 6/11/2021	1,171,680
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,617,586
1,330,000	4.625%, 12/1/2023	1,424,106
	Credit Agricole SA
400,000	3.375%, 1/10/2022[g]	407,824
	Credit Suisse Group AG
775,000	7.250%, 9/12/2025[b,g,l]	833,125
1,065,000	3.869%, 1/12/2029[b,g]	1,097,434
	Credit Suisse Group Funding, Ltd.
1,024,000	3.750%, 3/26/2025	1,068,863
	Deutsche Bank AG
846,000	2.700%, 7/13/2020	842,367
1,630,000	3.375%, 5/12/2021	1,622,639
700,000	4.250%, 10/14/2021	709,193
300,000	4.875%, 12/1/2032[b]	260,703
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,160,146
805,000	3.100%, 6/4/2020	808,853
1,410,000	4.682%, 8/9/2028[b]	1,461,127
	Duke Realty, LP
260,000	3.875%, 2/15/2021	265,541
780,000	4.375%, 6/15/2022	820,114
	ERP Operating, LP
267,000	3.375%, 6/1/2025	279,131
	Fidelity National Financial, Inc.
1,125,000	5.500%, 9/1/2022	1,217,172
	Fifth Third Bancorp
915,000	2.600%, 6/15/2022	920,981
	Five Corners Funding Trust
2,450,000	4.419%, 11/15/2023[g]	2,625,143
	GE Capital International Funding Company
4,915,000	4.418%, 11/15/2035	4,846,975

The accompanying Notes to Financial Statements are an integral part of this schedule.

163

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (3.7%) - continued
	Goldman Sachs Group, Inc.
$ 1,975,000	5.375%, 5/10/2020[b,l]	$1,985,863
3,448,000	5.250%, 7/27/2021	3,641,554
1,685,000	2.876%, 10/31/2022[b]	1,698,388
1,120,000	2.908%, 6/5/2023[b]	1,132,021
1,000,000	3.625%, 2/20/2024	1,042,581
1,980,000	3.691%, 6/5/2028[b]	2,044,812
2,460,000	4.750%, 10/21/2045	2,820,409
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,304,771
	HCP, Inc.
1,280,000	4.000%, 12/1/2022	1,339,335
520,000	3.400%, 2/1/2025	531,354
	Hilton Worldwide Finance, LLC
1,290,000	4.625%, 4/1/2025	1,320,638
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,055,653
1,075,000	6.875%, 6/1/2021[b,l]	1,134,125
925,000	2.650%, 1/5/2022	928,317
1,525,000	3.803%, 3/11/2025[b]	1,588,180
1,040,000	3.900%, 5/25/2026	1,088,289
	Icahn Enterprises, LP
250,000	6.750%, 2/1/2024	259,688
885,000	6.375%, 12/15/2025	903,408
	ING Groep NV
855,000	3.150%, 3/29/2022	870,296
1,050,000	4.100%, 10/2/2023	1,108,736
	International Lease Finance Corporation
550,000	5.875%, 8/15/2022	598,927
	Iron Mountain, Inc.
1,285,000	6.000%, 8/15/2023	1,320,338
	J.P. Morgan Chase & Company
670,000	2.295%, 8/15/2021	669,820
1,400,000	2.700%, 5/18/2023	1,413,819
565,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	573,540
1,040,000	3.625%, 5/13/2024	1,095,028
1,200,000	3.875%, 9/10/2024	1,260,963
2,040,000	3.125%, 1/23/2025	2,094,884
2,525,000	3.900%, 7/15/2025	2,694,846
105,000	3.300%, 4/1/2026	108,839
1,350,000	4.203%, 7/23/2029[b]	1,475,316
1,000,000	4.452%, 12/5/2029[b]	1,112,165
1,700,000	3.882%, 7/24/2038[b]	1,780,334
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,312,341
	Kookmin Bank
900,000	1.625%, 8/1/2019[g]	899,550
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[g]	592,901
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,471,859
	Lloyds Bank plc
750,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	749,709
	Lloyds Banking Group plc
1,405,000	2.907%, 11/7/2023[b]	1,403,627
	Marsh & McLennan Companies, Inc.
1,100,000	3.875%, 3/15/2024	1,166,300
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[g]	937,215
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,099,975
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	924,913
1,680,000	3.455%, 3/2/2023	1,726,565
1,420,000	3.287%, 7/25/2027	1,466,182
	Morgan Stanley
560,000	5.550%, 7/15/2020[b,l]	566,160
675,000	2.500%, 4/21/2021	676,145
500,000	2.625%, 11/17/2021	503,029
530,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	535,595
1,260,000	2.750%, 5/19/2022	1,273,079
660,000	4.875%, 11/1/2022	706,512
1,120,000	3.125%, 1/23/2023	1,144,861
975,000	4.000%, 7/23/2025	1,043,722
1,350,000	4.350%, 9/8/2026	1,447,063
1,704,000	3.591%, 7/22/2028[b]	1,773,491
	MPT Operating Partnership, LP
1,335,000	6.375%, 3/1/2024	1,398,413
	Nationwide Building Society
650,000	3.622%, 4/26/2023[b,g]	661,822
	New York Life Global Funding
840,000	2.300%, 6/10/2022[g]	841,291
	Park Aerospace Holdings, Ltd.
700,000	4.500%, 3/15/2023[g]	724,192
	Quicken Loans, Inc.
1,315,000	5.750%, 5/1/2025[g]	1,354,029
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,210,027
	Regency Centers, LP
1,680,000	4.125%, 3/15/2028	1,794,689
	Reinsurance Group of America, Inc.
965,000	4.700%, 9/15/2023	1,044,009
650,000	3.900%, 5/15/2029	674,380
	Royal Bank of Scotland Group plc
425,000	6.125%, 12/15/2022	458,349
500,000	6.100%, 6/10/2023	542,612
800,000	3.875%, 9/12/2023	820,500
1,265,000	5.125%, 5/28/2024	1,335,047
1,250,000	4.269%, 3/22/2025[b]	1,292,351
850,000	4.445%, 5/8/2030[b]	881,708
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	897,469
	Simon Property Group, LP
1,115,000	2.750%, 2/1/2023	1,129,286
1,120,000	4.250%, 11/30/2046	1,239,893
	SITE Centers Corporation
374,000	4.625%, 7/15/2022	389,497
	Societe Generale SA
840,000	4.750%, 11/24/2025[g]	885,385
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[g]	1,927,399
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	987,334
840,000	3.102%, 1/17/2023	854,682
840,000	3.010%, 10/19/2026	849,934
	Synchrony Financial
330,000	4.250%, 8/15/2024	343,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

164

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Financials (3.7%) - continued
$ 1,650,000	3.950%, 12/1/2027	$1,647,343
	UBS Group Funding Jersey, Ltd.
768,000	4.125%, 9/24/2025[g]	819,176
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,220,669
1,400,000	4.000%, 3/1/2028	1,474,861
	Voya Financial, Inc.
1,979,000	3.125%, 7/15/2024	2,010,900
	Wells Fargo & Company
1,280,000	2.625%, 7/22/2022	1,289,732
1,120,000	3.450%, 2/13/2023	1,150,624
1,200,000	4.125%, 8/15/2023	1,266,799
1,040,000	3.000%, 2/19/2025	1,056,942
600,000	3.000%, 4/22/2026	606,726
1,140,000	3.000%, 10/23/2026	1,152,068
1,930,000	4.900%, 11/17/2045	2,239,014
	Welltower, Inc.
435,000	3.950%, 9/1/2023	457,420
	ZB NA
1,350,000	3.500%, 8/27/2021	1,377,443

	Total	194,517,771

Foreign Government (<0.1%)
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[g]	733,237

	Total	733,237

Mortgage-Backed Securities (12.6%)
	Federal Home Loan Mortgage Corporation - REMIC
3,652,380	3.000%, 3/15/2033, Ser. 4180, Class PIj	425,136
15,700,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,k]	17,423,868
	Federal National Mortgage Association - REMIC
7,457,755	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	563,391
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
185,100,000	3.500%, 7/1/2034[e]	191,048,063
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
465,895	4.332%, (LIBOR 12M + 1.550%), 7/1/2043[b]	481,298
51,300,000	3.000%, 7/1/2049[e]	51,714,197
162,625,000	3.500%, 7/1/2049[e]	166,207,832
153,699,500	4.000%, 7/1/2049[e]	158,817,813
	Government National Mortgage Association Conventional 30-Yr. Pass Through
65,000,000	4.500%, 7/1/2049[e]	67,751,074

	Total	654,432,672

Technology (0.9%)
	Apple, Inc.
1,120,000	3.200%, 5/11/2027	1,167,242
2,250,000	3.000%, 11/13/2027	2,314,578
1,975,000	3.750%, 9/12/2047	2,066,802
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	583,483
	Avnet, Inc.
820,000	3.750%, 12/1/2021	835,101
	Broadcom Corporation
851,000	3.875%, 1/15/2027	834,298
1,100,000	3.500%, 1/15/2028	1,043,779
	CommScope Technologies Finance, LLC
1,615,000	6.000%, 6/15/2025[g]	1,513,594
	Diamond 1 Finance Corporation
1,400,000	5.450%, 6/15/2023[g]	1,508,925
2,270,000	6.020%, 6/15/2026[g]	2,503,325
	Equinix, Inc.
1,240,000	5.750%, 1/1/2025	1,290,840
	Harland Clarke Holdings Corporation
1,640,000	8.375%, 8/15/2022[g]	1,391,950
	Hewlett Packard Enterprise Company
1,350,000	3.318%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,350,193
565,000	4.400%, 10/15/2022	595,768
	Inception Merger Sub, Inc.
720,000	8.625%, 11/15/2024[g,i]	660,600
	Intel Corporation
685,000	3.700%, 7/29/2025	734,033
1,188,000	4.100%, 5/19/2046	1,307,096
	Marvell Technology Group, Ltd.
825,000	4.200%, 6/22/2023	858,807
1,090,000	4.875%, 6/22/2028	1,154,998
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,996,605
1,575,000	4.200%, 11/3/2035	1,804,569
3,350,000	3.700%, 8/8/2046	3,603,286
1,400,000	4.250%, 2/6/2047	1,659,544
	NXP BV/NXP Funding, LLC
1,250,000	4.875%, 3/1/2024[g]	1,339,650
	Oracle Corporation
1,056,000	2.400%, 9/15/2023	1,057,022
2,765,000	2.950%, 5/15/2025	2,843,724
1,400,000	3.850%, 7/15/2036	1,483,961
	Plantronics, Inc.
1,310,000	5.500%, 5/31/2023[g]	1,303,450
	SS&C Technologies, Inc.
1,250,000	5.500%, 9/30/2027[g]	1,296,875
	Texas Instruments, Inc.
1,380,000	4.150%, 5/15/2048	1,573,170
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	294,745
568,000	3.125%, 8/15/2027	568,948
	VMware, Inc.
265,000	2.950%, 8/21/2022	267,036
	Western Digital Corporation
1,400,000	4.750%, 2/15/2026[i]	1,373,470

	Total	46,181,467

Transportation (0.2%)
	Air Canada Pass Through Trust
229,231	3.875%, 3/15/2023[g]	231,546
	Air Lease Corporation
435,000	3.500%, 1/15/2022	445,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

165

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Transportation (0.2%) - continued
	Boeing Company
$ 1,600,000	3.600%, 5/1/2034	$1,668,995
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,119,381
1,285,000	5.050%, 3/1/2041	1,557,134
900,000	4.450%, 3/15/2043	1,026,335
	Delta Air Lines, Inc.
630,000	2.875%, 3/13/2020	630,747
	Penske Truck Leasing Company, LP
1,175,000	3.375%, 2/1/2022[g]	1,197,502
	United Continental Holdings, Inc.
1,320,000	4.875%, 1/15/2025	1,353,000
	XPO Logistics, Inc.
1,178,000	6.750%, 8/15/2024[g]	1,256,043

	Total	10,486,008

U.S. Government & Agencies (12.3%)
	U.S. Treasury Bonds
16,625,000	2.250%, 11/15/2027	17,010,103
34,750,000	2.875%, 5/15/2028	37,291,094
14,120,000	5.250%, 11/15/2028	18,049,331
1,075,000	4.375%, 5/15/2040	1,430,338
600,000	3.000%, 5/15/2042	656,367
27,658,000	2.500%, 5/15/2046	27,462,449
4,000,000	2.875%, 5/15/2049	4,284,375
	U.S. Treasury Bonds, TIPS
54,200	2.375%, 1/15/2025	60,562
35,451	2.125%, 2/15/2040	45,379
	U.S. Treasury Notes
14,000,000	1.000%, 10/15/2019	13,955,156
35,530,000	1.500%, 10/31/2019	35,457,830
22,270,000	1.750%, 11/30/2019	22,234,333
3,990,000	2.250%, 3/31/2020	3,996,546
69,580,000	1.375%, 9/30/2020	69,126,099
21,800,000	2.750%, 11/30/2020	22,069,094
715,000	1.875%, 12/15/2020	715,223
28,750,000	2.500%, 2/28/2021	29,064,453
10,250,000	1.375%, 5/31/2021	10,170,723
58,454,000	1.125%, 8/31/2021	57,666,241
2,000,000	2.500%, 1/15/2022	2,037,188
22,230,000	1.875%, 7/31/2022	22,322,046
53,180,000	2.000%, 11/30/2022	53,643,248
6,540,000	2.500%, 3/31/2023	6,719,850
65,780,000	2.500%, 1/31/2024	67,910,141
12,780,000	2.125%, 7/31/2024	12,990,171
18,910,000	2.250%, 11/15/2024	19,341,384
14,120,000	2.125%, 11/30/2024	14,354,966
35,925,000	2.625%, 1/31/2026	37,608,984
28,580,000	2.500%, 2/28/2026	29,708,687

	Total	637,382,361

Utilities (1.1%)
	Ameren Illinois Company
720,000	4.500%, 3/15/2049	842,104
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,747,784
	Appalachian Power Company
560,000	3.300%, 6/1/2027	570,219
	Berkshire Hathaway Energy Company
900,000	4.500%, 2/1/2045	1,012,896
	Calpine Corporation
1,310,000	5.375%, 1/15/2023	1,324,738
	CenterPoint Energy, Inc.
435,000	3.850%, 2/1/2024	456,036
750,000	4.250%, 11/1/2028	810,161
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	828,695
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,046,325
	Consolidated Edison Company of New York, Inc.
1,900,000	4.125%, 5/15/2049	2,045,827
	Consolidated Edison, Inc.
384,000	4.500%, 12/1/2045	432,027
	Consumers Energy Company
1,025,000	4.350%, 4/15/2049	1,185,882
	DTE Electric Company
760,000	3.700%, 3/15/2045	787,618
890,000	3.700%, 6/1/2046	921,475
	Duke Energy Carolinas, LLC
1,960,000	3.700%, 12/1/2047	1,999,402
	Duke Energy Corporation
1,120,000	3.750%, 9/1/2046	1,095,089
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	799,095
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,097,026
	Edison International
1,050,000	2.950%, 3/15/2023	1,005,644
725,000	5.750%, 6/15/2027	778,384
	Energy Transfer Operating, LP
1,380,000	5.200%, 2/1/2022	1,457,331
	Eversource Energy
1,270,000	2.500%, 3/15/2021	1,272,902
	Exelon Corporation
792,000	4.450%, 4/15/2046	841,889
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	354,515
1,015,000	4.850%, 7/15/2047	1,152,481
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	296,407
560,000	5.300%, 7/1/2043	670,581
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,086,835
	Mississippi Power Company
800,000	3.950%, 3/30/2028	839,642
	Monongahela Power Company
780,000	5.400%, 12/15/2043[g]	979,517
	National Rural Utilities Cooperative Finance Corporation
500,000	3.900%, 11/1/2028	544,025
1,000,000	3.700%, 3/15/2029	1,077,132
	NextEra Energy Operating Partners, LP
890,000	4.500%, 9/15/2027[g]	878,875
	NextEra Energy Partners, LP
220,000	4.250%, 9/15/2024[g]	221,166
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	579,004
1,475,000	5.650%, 2/1/2045	1,789,863

The accompanying Notes to Financial Statements are an integral part of this schedule.

166

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Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.2%)	Value
Utilities (1.1%) - continued
	Oncor Electric Delivery Company, LLC
$ 2,240,000	3.750%, 4/1/2045	$2,334,103
	Pacific Gas and Electric Company
800,000	3.300%, 12/1/2027[f,m]	758,000
800,000	3.950%, 12/1/2047[f,i,m]	719,000
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	382,416
560,000	3.400%, 6/1/2023	573,752
1,275,000	5.000%, 3/15/2044	1,415,781
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	893,405
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,434,680
	San Diego Gas and Electric Company
1,450,000	4.150%, 5/15/2048	1,509,067
	South Carolina Electric & Gas Company
1,560,000	5.100%, 6/1/2065	1,956,794
	Southern California Edison Company
500,000	4.200%, 3/1/2029	532,126
1,135,000	4.000%, 4/1/2047	1,128,995
823,000	4.125%, 3/1/2048	828,769
	Southern Company
1,150,000	2.950%, 7/1/2023	1,166,183
1,415,000	3.250%, 7/1/2026	1,436,497
85,000	4.400%, 7/1/2046	89,754
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,479,140
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	458,013
	TerraForm Power Operating, LLC
1,340,000	5.000%, 1/31/2028[g]	1,345,025
	Virginia Electric and Power Company
750,000	4.600%, 12/1/2048	862,820

	Total	57,132,912

	Total Long-Term Fixed Income (cost $2,143,907,338)	2,189,422,578

Shares	Registered Investment Companies (32.0%)
Affiliated (31.5%)
15,103,458	Thrivent Core Emerging Markets Debt Fund	148,315,961
5,287,377	Thrivent Core International Equity Fund	50,705,949
9,299,351	Thrivent Core Low Volatility Equity Fund	109,174,381
3,056,906	Thrivent Global Stock Portfolio	39,913,413
28,289,081	Thrivent High Yield Portfolio	134,302,413
39,023,730	Thrivent Income Portfolio	405,109,244
18,959,203	Thrivent International Allocation Portfolio	183,100,402
10,339,689	Thrivent Large Cap Value Portfolio	182,626,827
24,524,164	Thrivent Limited Maturity Bond Portfolio	243,161,990
5,154,158	Thrivent Mid Cap Stock Portfolio	93,412,938
2,627,460	Thrivent Small Cap Stock Portfolio	48,030,762

	Total	1,637,854,280

Unaffiliated (0.5%)
53,250	Invesco Senior Loan ETF	1,206,645
9,445	iShares Russell 2000 Growth Index Fund[i]	1,897,217
4,095	iShares Russell 2000 Index Fund[i]	636,773
3,043	iShares Russell 2000 Value Index Fund	366,681
9,000	Materials Select Sector SPDR Fund	526,500
5,814	ProShares Ultra S&P 500	732,622
41,435	SPDR S&P 500 ETF Trust	12,140,455
12,668	SPDR S&P Biotech ETF[i]	1,111,110
5,691	SPDR S&P Retail ETF	241,128
57,749	Vanguard Real Estate ETF	5,047,263

	Total	23,906,394

	Total Registered Investment Companies (cost $1,531,393,636)	1,661,760,674

	Common Stock (20.0%)
Communications Services (1.4%)
77,658	Activision Blizzard, Inc.	3,665,458
19,301	Alphabet, Inc., Class An	20,899,123
4,268	Alphabet, Inc., Class Cn	4,613,324
33,424	CBS Corporation	1,667,858
166,960	Comcast Corporation	7,059,069
16,100	DISH Network Corporation[n]	618,401
73,014	Facebook, Inc.[n]	14,091,702
2,250	Hemisphere Media Group, Inc.[n]	29,070
5,380	IAC/InterActiveCorp[n]	1,170,311
2,596	John Wiley and Sons, Inc.	119,052
2,497	Liberty Latin America, Ltd.[n]	43,023
8,317	Liberty Media Corporation - Liberty SiriusXM[n]	315,880
66,010	News Corporation	921,500
25,991	ORBCOMM, Inc.[n]	188,435
11,946	Take-Two Interactive Software, Inc.[n]	1,356,229
112,494	Tencent Holdings, Ltd., ADR	5,091,478
16,025	Twitter, Inc.[n]	559,272
182,059	Verizon Communications, Inc.	10,401,031
10,404	Walt Disney Company	1,452,814

	Total	74,263,030

Consumer Discretionary (2.0%)
14,528	Amazon.com, Inc.[n]	27,510,657
34,450	American Axle & Manufacturing Holdings, Inc.[n]	439,582
27,450	Aptiv plc	2,218,784
285	Barrett Business Services, Inc.	23,541
2,876	Booking Holdings, Inc.[n]	5,391,666
19,500	BorgWarner, Inc.	818,610
17,753	Bright Horizons Family Solutions, Inc.[n]	2,678,395
4,750	Buckle, Inc.[i]	82,222
9,395	Burlington Stores, Inc.[n]	1,598,559
20,041	Canada Goose Holdings, Inc.[i,n]	776,188
359	Cavco Industries, Inc.[n]	56,557
4,251	Century Casinos, Inc.[n]	41,235
11,413	Children’s Place, Inc.[i]	1,088,572
1,674	Chipotle Mexican Grill, Inc.[n]	1,226,841
17,206	Crocs, Inc.[n]	339,818

The accompanying Notes to Financial Statements are an integral part of this schedule.

167

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Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Consumer Discretionary (2.0%) - continued
9,559	CSS Industries, Inc.	$46,648
8,758	Culp, Inc.	166,402
35,073	D.R. Horton, Inc.	1,512,698
3,878	Domino’s Pizza, Inc.	1,079,170
15,223	Duluth Holdings, Inc.[n]	206,881
14,550	Emerald Expositions Events, Inc.	162,232
4,064	Ethan Allen Interiors, Inc.	85,588
9,806	Etsy, Inc.[n]	601,794
57,734	Extended Stay America, Inc.	975,127
12,192	Five Below, Inc.[n]	1,463,284
172	Genuine Parts Company	17,816
13,512	G-III Apparel Group, Ltd.[n]	397,523
57,652	Harley-Davidson, Inc.	2,065,671
2,047	Haverty Furniture Companies, Inc.	34,860
24,651	Home Depot, Inc.	5,126,668
2,466	Hooker Furniture Corporation	50,849
13,064	International Game Technology plc	169,440
446	Johnson Outdoors, Inc.	33,258
35,515	Knoll, Inc.	816,135
65,630	Lowe’s Companies, Inc.	6,622,723
3,450	Lululemon Athletica, Inc.[n]	621,725
6,031	Marcus Corporation	198,782
12,936	Modine Manufacturing Company[n]	185,114
9,140	Mohawk Industries, Inc.[n]	1,347,876
22,359	Netflix, Inc.[n]	8,212,908
103,169	NIKE, Inc.	8,661,038
25,801	Norwegian Cruise Line Holdings, Ltd.[n]	1,383,708
8,915	Ollie’s Bargain Outlet Holdings, Inc.[n]	776,586
1,590	O’Reilly Automotive, Inc.[n]	587,219
7,639	Oxford Industries, Inc.	579,036
6,649	Park Hotels & Resorts, Inc.	183,246
22,391	Planet Fitness, Inc.[n]	1,622,004
19,697	Playa Hotels and Resorts NVn	151,864
3,649	PVH Corporation	345,341
54,224	Red Rock Resorts, Inc.	1,164,732
4,450	RHi,n	514,420
7,193	Ross Stores, Inc.	712,970
2,873	Standard Motor Products, Inc.	130,262
52,854	Starbucks Corporation	4,430,751
1,032	Steven Madden, Ltd.	35,036
6,681	Texas Roadhouse, Inc.	358,569
39,040	Toll Brothers, Inc.	1,429,645
19,886	Tower International, Inc.	387,777
5,128	Ulta Beauty, Inc.[n]	1,778,852
5,471	Vail Resorts, Inc.	1,221,018
4,775	Wingstop, Inc.	452,431
11,478	Zumiez, Inc.[n]	299,576

	Total	103,698,480

Consumer Staples (0.7%)
11,810	Archer-Daniels-Midland Company	481,848
3,207	Calavo Growers, Inc.[i]	310,245
15,036	Casey’s General Stores, Inc.	2,345,466
14,150	Central Garden & Pet Company[n]	381,343
1,960	Central Garden & Pet Company, Class An	48,294
20,448	Church & Dwight Company, Inc.	1,493,931
39,451	Colgate-Palmolive Company	2,827,453
61,114	Cott Corporation	815,872
194	Grocery Outlet Holding Corporation[n]	6,379
67,535	Hain Celestial Group, Inc.[n]	1,479,017
594	Inter Parfums, Inc.	39,495
8,774	John B. Sanfilippo & Son, Inc.	699,200
14,820	Kimberly-Clark Corporation	1,975,210
73,100	Monster Beverage Corporation[n]	4,665,973
16,925	PepsiCo, Inc.	2,219,375
54,210	Philip Morris International, Inc.	4,257,111
2,470	Seneca Foods Corporation[n]	68,740
75,829	SunOpta, Inc.[n]	249,477
9,450	TreeHouse Foods, Inc.[n]	511,245
30,093	Turning Point Brands, Inc.	1,473,955
70,412	Wal-Mart Stores, Inc.	7,779,822

	Total	34,129,451

Energy (0.7%)
23,163	Abraxas Petroleum Corporation[n]	23,858
109,089	Archrock, Inc.	1,156,343
86,594	BP plc ADR	3,610,970
132,803	Callon Petroleum Company[n]	875,172
73,935	Chevron Corporation	9,200,471
23,864	Comstock Resources, Inc.[i,n]	132,923
5,022	Concho Resources, Inc.	518,170
23,750	Contura Energy, Inc.[n]	1,232,625
2,644	Diamond Offshore Drilling, Inc.[n]	23,452
10,784	Diamondback Energy, Inc.	1,175,133
9,453	Dril-Quip, Inc.[n]	453,744
23,650	EQT Corporation	373,907
7,910	Era Group, Inc.[n]	65,969
95,819	Euronav NV	904,531
1,994	Evolution Petroleum Corporation	14,257
19,692	Exterran Corporation[n]	280,020
11,419	Exxon Mobil Corporation	875,038
27,745	Forum Energy Technologies, Inc.[n]	94,888
12,746	Frank’s International NVn	69,593
47,608	Gran Tierra Energy, Inc.[n]	75,697
75,640	Halliburton Company	1,720,054
231,073	Marathon Oil Corporation	3,283,547
59,180	Marathon Petroleum Corporation	3,306,978
1,574	Matrix Service Company[n]	31,889
71,676	Nabors Industries, Ltd.	207,860
37,532	Nine Energy Service, Inc.[n]	650,430
3,818	Oil States International, Inc.[n]	69,869
41,070	Pacific Drilling SAn	517,482
34,325	Patterson-UTI Energy, Inc.	395,081
32,087	Pioneer Natural Resources Company	4,936,906
433	REX American Resources Corporation[n]	31,566
3,478	SEACOR Holdings, Inc.[n]	165,240
23,282	Talos Energy, Inc.[n]	559,932
20,991	TechnipFMC plc	544,507
21,678	Unit Corporation[n]	192,717
31,990	WPX Energy, Inc.[n]	368,205

	Total	38,139,024

Financials (3.2%)
60,460	Aflac, Inc.	3,313,813
12,869	AG Mortgage Investment Trust, Inc.	204,617
1,873	Alleghany Corporation[n]	1,275,719
6,618	Allstate Corporation	672,984
25,100	Ally Financial, Inc.	777,849
49,086	American Financial Group, Inc.	5,029,842
34,040	American International Group, Inc.	1,813,651
6,712	Ameriprise Financial, Inc.	974,314
7,849	Ameris Bancorp	307,602
9,258	Arch Capital Group, Ltd.[n]	343,287
7,767	Argo Group International Holdings, Ltd.	575,146
1,897	ARMOUR Residential REIT, Inc.	35,360
11,280	Arthur J. Gallagher & Company	988,015

The accompanying Notes to Financial Statements are an integral part of this schedule.

168

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Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Financials (3.2%) - continued
3,928	Artisan Partners Asset Management, Inc.	$108,099
44,137	Assured Guaranty, Ltd.	1,857,285
549,418	Bank of America Corporation	15,933,122
2,300	Bank of Marin Bancorp	94,346
8,751	BankFinancial Corporation	122,426
3,768	Berkshire Hathaway, Inc.[n]	803,225
1,685	BlackRock, Inc.	790,771
82,420	Blackstone Group, LP	3,661,096
4,240	BOK Financial Corporation	320,035
36,645	Boston Private Financial Holdings, Inc.	442,305
154,947	BrightSphere Investment Group	1,767,945
9,281	Brown & Brown, Inc.	310,914
2,985	Byline Bancorp, Inc.[n]	57,073
51,066	Capital One Financial Corporation	4,633,729
9,349	Cboe Global Markets, Inc.	968,837
6,318	Central Pacific Financial Corporation	189,287
75,152	Charles Schwab Corporation	3,020,359
19,180	Chubb, Ltd.	2,825,022
4,991	Cincinnati Financial Corporation	517,417
158,840	Citigroup, Inc.	11,123,565
6,454	Citizens Financial Group, Inc.	228,213
5,577	Cohen & Steers, Inc.	286,881
11,912	Colony Capital, Inc.	59,560
46,254	Comerica, Inc.	3,359,891
17,642	Community Trust Bancorp, Inc.	746,080
37,342	Discover Financial Services	2,897,366
25,921	Dynex Capital, Inc.	434,177
56,056	E*TRADE Financial Corporation	2,500,098
37,956	East West Bancorp, Inc.	1,775,202
7,278	Ellington Residential Mortgage REIT	78,311
7,696	Enterprise Financial Services Corporation	320,154
7,314	Essent Group, Ltd.[n]	343,685
3,379	FBL Financial Group, Inc.	215,580
246	Federal Agricultural Mortgage Corporation	17,874
157,673	Fifth Third Bancorp	4,399,077
10,254	Financial Institutions, Inc.	298,904
15,212	First American Financial Corporation	816,884
20,825	First Busey Corporation	549,988
6,232	First Citizens BancShares, Inc.	2,806,083
23,245	First Defiance Financial Corporation	664,110
7,787	First Financial Corporation	312,726
59,386	First Hawaiian, Inc.	1,536,316
16,288	First Interstate BancSystem, Inc.	645,168
854	First Mid-Illinois Bancshares, Inc.	29,822
5,916	First Midwest Bancorp, Inc.	121,101
1,411	First of Long Island Corporation	28,333
10,514	First Republic Bank	1,026,692
5,880	Goldman Sachs Group, Inc.	1,203,048
17,714	Great Southern Bancorp, Inc.	1,060,183
15,343	Hamilton Lane, Inc.	875,472
10,591	Hancock Whitney Corporation	424,275
5,424	Hanover Insurance Group, Inc.	695,899
70,339	Hartford Financial Services Group, Inc.	3,919,289
286	Heartland Financial USA, Inc.	12,793
61,052	Heritage Commerce Corporation	747,887
13,839	Hometrust Bancshares, Inc.	347,912
10,179	Horace Mann Educators Corporation	410,112
16,039	Horizon Bancorp, Inc.	262,077
5,406	Houlihan Lokey, Inc.	240,729
126,590	Huntington Bancshares, Inc.	1,749,474
11,764	IBERIABANK Corporation	892,299
14,950	Independent Bank Corporation	325,761
13,970	Interactive Brokers Group, Inc.	757,174
82,125	Intercontinental Exchange, Inc.	7,057,823
38,016	J.P. Morgan Chase & Company	4,250,189
9,293	Kemper Corporation	801,893
48,000	KeyCorp	852,000
1,802	KKR Real Estate Finance Trust, Inc.	35,896
7,650	Lakeland Bancorp, Inc.	123,548
14,220	Loews Corporation	777,407
10,235	M&T Bank Corporation	1,740,666
740	Markel Corporation[n]	806,304
983	MarketAxess Holdings, Inc.	315,956
2,700	Mercantile Bank Corporation	87,966
40,061	Meridian Bancorp, Inc.	716,691
52,910	MetLife, Inc.	2,628,040
24,260	MidWestOne Financial Group, Inc.	678,310
44,400	Morgan Stanley	1,945,164
4,253	MSCI, Inc.	1,015,574
206	National Western Life Group, Inc.	52,942
4,295	Newmark Group, Inc.	38,569
22,163	Northern Trust Corporation	1,994,670
7,778	Old Second Bancorp, Inc.	99,325
4,519	PacWest Bancorp	175,473
32,180	PCSB Financial Corporation	651,645
952	Peapack-Gladstone Financial Corporation	26,770
2,170	Peoples Bancorp, Inc.	70,004
500	Piper Jaffray Companies	37,135
4,102	Primerica, Inc.	492,035
17,360	Prudential Financial, Inc.	1,753,360
11,489	QCR Holdings, Inc.	400,621
23,050	Radian Group, Inc.	526,693
51,519	Raymond James Financial, Inc.	4,355,931
9,189	Reinsurance Group of America, Inc.	1,433,760
17,159	S&P Global, Inc.	3,908,649
24,446	Sandy Spring Bancorp, Inc.	852,676
33,094	Santander Consumer USA Holdings Inc.	792,932
30,607	Seacoast Banking Corporation of Florida[n]	778,642
11,876	SEI Investments Company	666,244
107,142	SLM Corporation	1,041,420
9,581	State Auto Financial Corporation	335,335
16,510	State Street Corporation	925,551
11,482	Stifel Financial Corporation	678,127
6,320	SVB Financial Group[n]	1,419,409
25,533	Synovus Financial Corporation	893,655
3,360	Territorial Bancorp, Inc.	103,824
8,013	TriCo Bancshares	302,891
56,801	TrustCo Bank Corporation	449,864
51,630	U.S. Bancorp	2,705,412
13,065	United Community Banks, Inc.	373,136
24,357	United Financial Bancorp, Inc.	345,382
2,559	Univest Financial Corporation	67,199
7,283	Walker & Dunlop, Inc.	387,528
5,703	Washington Trust Bancorp, Inc.	297,583
1,984	Western Alliance Bancorp[n]	88,724
494	Westwood Holdings Group, Inc.	17,389
27,573	Wintrust Financial Corporation	2,017,241
22,924	WSFS Financial Corporation	946,761
114,182	Zions Bancorporations NA	5,250,088

	Total	167,869,739

Health Care (2.9%)
67,796	Abbott Laboratories	5,701,644
3,019	ABIOMED, Inc.[n]	786,419

The accompanying Notes to Financial Statements are an integral part of this schedule.

169

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Health Care (2.9%) - continued
4,712	Aerie Pharmaceuticals, Inc.[n]	$139,240
50,687	Agilent Technologies, Inc.	3,784,798
10,129	AmerisourceBergen Corporation	863,599
16,639	Amgen, Inc.	3,066,235
6,131	Ardelyx, Inc.[n]	16,492
2,240	Arena Pharmaceuticals, Inc.[n]	131,331
14,050	Array BioPharma, Inc.[n]	650,937
220	Atrion Corporation	187,603
18,450	Bausch Health Companies, Inc.[n]	465,309
3,891	Biogen, Inc.[n]	909,988
9,009	BioMarin Pharmaceutical, Inc.[n]	771,621
605	Bio-Rad Laboratories, Inc.[n]	189,117
5,838	Bio-Techne Corporation	1,217,165
36,634	Bruker Corporation	1,829,868
30,745	Catalent, Inc.[n]	1,666,686
6,785	Charles River Laboratories International, Inc.[n]	962,792
7,780	Cigna Holding Company	1,225,739
4,074	Concert Pharmaceuticals, Inc.[n]	48,888
2,631	CryoLife, Inc.[n]	78,746
82,818	CVS Health Corporation	4,512,753
19,603	Danaher Corporation	2,801,661
5,833	Dexcom, Inc.[n]	874,017
27,533	Edwards Lifesciences Corporation[n]	5,086,446
18,273	GenMark Diagnostics, Inc.[n]	118,592
105,929	Gilead Sciences, Inc.	7,156,563
50,387	Halozyme Therapeutics, Inc.[n]	865,649
8,380	Hill-Rom Holdings, Inc.	876,716
5,704	Humana, Inc.	1,513,271
12,312	Illumina, Inc.[n]	4,532,663
4,709	Immunomedics, Inc.[n]	65,314
7,689	Inogen, Inc.[n]	513,318
8,529	Inspire Medical Systems, Inc.[n]	517,284
6,516	Intersect ENT, Inc.[n]	148,304
2,614	Intra-Cellular Therapies, Inc.[n]	33,930
11,668	Intuitive Surgical, Inc.[n]	6,120,449
10,590	Jazz Pharmaceuticals, Inc.[n]	1,509,710
80,013	Johnson & Johnson	11,144,211
1,480	Laboratory Corporation of America Holdings[n]	255,892
13,200	LHC Group, Inc.[n]	1,578,456
4,812	Ligand Pharmaceuticals, Inc.[n]	549,290
2,832	Magellan Health Services, Inc.[n]	210,219
153	Masimo Corporation[n]	22,769
5,796	McKesson Corporation	778,924
89,713	Medtronic plc	8,737,149
116,560	Merck & Company, Inc.	9,773,556
6,109	Merit Medical Systems, Inc.[n]	363,852
528	Mesa Laboratories, Inc.	129,012
14,987	Natera, Inc.[n]	413,341
6,982	National Healthcare Corporation	566,589
5,803	Neurocrine Biosciences, Inc.[n]	489,947
1,745	Nevro Corporation[n]	113,128
3,449	Novocure, Ltd.[n]	218,080
3,070	NuVasive, Inc.[n]	179,718
6,117	Omnicell, Inc.[n]	526,246
42,476	Optinose, Inc.[i,n]	300,730
2,083	Orthifix Medical, Inc.[n]	110,149
9,928	PDL BioPharma, Inc.[n]	31,174
5,363	PerkinElmer, Inc.	516,671
139,190	Pfizer, Inc.	6,029,711
458	Phibro Animal Health Corporation	14,551
2,053	Prothena Corporation plc[n]	21,700
431	Repligen Corporation[n]	37,044
6,495	ResMed, Inc.	792,585
3,784	Sage Therapeutics, Inc.[n]	692,813
15,368	Syneos Health, Inc.[n]	785,151
8,612	Tactile Systems Technology, Inc.[i,n]	490,195
7,242	Teleflex, Inc.	2,398,188
28,769	Thermo Fisher Scientific, Inc.	8,448,880
935	U.S. Physical Therapy, Inc.	114,603
54,747	UnitedHealth Group, Inc.	13,358,815
7,231	Universal Health Services, Inc.	942,850
9,940	Varian Medical Systems, Inc.[n]	1,353,132
15,160	Veeva Systems, Inc.[n]	2,457,588
23,844	Vertex Pharmaceuticals, Inc.[n]	4,372,513
1,699	Waters Corporation[n]	365,693
2,276	West Pharmaceutical Services, Inc.	284,841
83,299	Wright Medical Group NVi,n	2,483,976
75,408	Zoetis, Inc.	8,558,054

	Total	152,952,843

Industrials (2.9%)
18,042	Acco Brands Corporation	141,991
3,025	Acuity Brands, Inc.	417,178
7,533	Aegion Corporation[n]	138,607
7,905	Aerojet Rocketdyne Holdings, Inc.[n]	353,907
19,744	AGCO Corporation	1,531,542
547	Alamo Group, Inc.	54,662
10,600	Altra Industrial Motion Corporation	380,328
36,852	AMETEK, Inc.	3,347,636
16,625	Arcosa, Inc.	625,599
8,588	ASGN, Inc.[n]	520,433
32,403	AZZ, Inc.	1,491,186
6,140	Boeing Company	2,235,021
6,425	Brink’s Company	521,581
24,386	BWX Technologies, Inc.	1,270,511
7,108	Carlisle Companies, Inc.	998,034
13,478	Casella Waste Systems, Inc.[n]	534,133
9,717	Caterpillar, Inc.	1,324,330
66,705	CBIZ, Inc.[n]	1,306,751
179	Chase Corporation	19,268
1,246	Columbus McKinnon Corporation	52,295
12,432	Cornerstone Building Brands, Inc.[n]	72,479
38,656	Costamare, Inc.	198,305
5,247	CRA International, Inc.	201,118
28,821	Crane Company	2,404,824
5,093	CSW Industrials, Inc.	347,088
36,130	CSX Corporation	2,795,378
3,830	Cummins, Inc.	656,232
27,450	Curtiss-Wright Corporation	3,489,718
72,430	Delta Air Lines, Inc.	4,110,402
10,500	Douglas Dynamics, Inc.	417,795
46,505	EMCOR Group, Inc.	4,097,090
26,443	Emerson Electric Company	1,764,277
14,847	Encore Wire Corporation	869,737
1,004	Ennis, Inc.	20,602
4,746	ESCO Technologies, Inc.	392,115
40,810	Federal Signal Corporation	1,091,667
12,994	Forrester Research, Inc.	611,108
11,606	General Dynamics Corporation	2,110,203
7,025	Gorman-Rupp Company	230,631
7,579	Granite Construction, Inc.	365,156
9,328	Healthcare Services Group, Inc.[i]	282,825
5,861	Heico Corporation	784,260
1,807	Herc Holdings, Inc.[n]	82,815
838	Hillenbrand, Inc.	33,160
83,735	Honeywell International, Inc.	14,619,294
2,512	Hub Group, Inc.[n]	105,454
13,215	Hubbell, Inc.	1,723,236
5,025	Huntington Ingalls Industries, Inc.	1,129,318
1,776	Hyster-Yale Materials Handling, Inc.	98,142

The accompanying Notes to Financial Statements are an integral part of this schedule.

170

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Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Industrials (2.9%) - continued
11,195	ICF International, Inc.	$814,996
14,226	IDEX Corporation	2,448,864
11,681	Illinois Tool Works, Inc.	1,761,612
44,204	Ingersoll-Rand plc	5,599,321
68,981	Interface, Inc.	1,057,479
51,230	Johnson Controls International plc	2,116,311
5,726	Kelly Services, Inc.	149,964
14,759	Kforce, Inc.	517,893
8,855	Korn Ferry	354,820
33,242	Lincoln Electric Holdings, Inc.	2,736,481
16,799	Lockheed Martin Corporation	6,107,108
5,212	Manpower, Inc.	503,479
34,859	Masonite International Corporation[n]	1,836,372
5,881	Mercury Systems, Inc.[n]	413,728
42,557	Milacron Holdings Corporation[n]	587,287
4,659	Moog, Inc.	436,129
71,925	MRC Global, Inc.[n]	1,231,356
18,349	Mueller Industries, Inc.	537,075
6,547	Mueller Water Products, Inc.	64,292
36,196	Norfolk Southern Corporation	7,214,949
6,032	Old Dominion Freight Line, Inc.	900,336
19,529	Parker Hannifin Corporation	3,320,125
36,861	Primoris Services Corporation	771,501
7,988	Raven Industries, Inc.	286,609
33,195	Regal-Beloit Corporation	2,712,363
6,750	Resources Connection, Inc.	108,067
41,204	Ritchie Brothers Auctioneers, Inc.	1,368,797
7,518	Rockwell Automation, Inc.	1,231,674
6,270	Roper Industries, Inc.	2,296,450
388	Rush Enterprises, Inc.	14,170
5,412	SiteOne Landscape Supply, Inc.[i,n]	375,052
53,540	Southwest Airlines Company	2,718,761
13,919	SP Plus Corporation[n]	444,434
9,564	SPX Corporation[n]	315,803
27,155	SPX FLOW, Inc.[n]	1,136,708
22,216	Standex International Corporation	1,624,878
14,766	Teledyne Technologies, Inc.[n]	4,043,964
998	Thermon Group Holdings, Inc.[n]	25,599
3,133	TPI Composites, Inc.[n]	77,448
2,180	TransDigm Group, Inc.[n]	1,054,684
4,490	TransUnion	330,060
28,465	TriMas Corporation[n]	881,561
6,386	UniFirst Corporation	1,204,208
8,200	United Continental Holdings, Inc.[n]	717,910
7,066	United Parcel Service, Inc.	729,706
9,340	United Rentals, Inc.[n]	1,238,764
67,460	United Technologies Corporation	8,783,292
9,497	Universal Truckload Services, Inc.	213,398
17,688	Valmont Industries, Inc.	2,243,015
875	Vectrus, Inc.[n]	35,490
20,500	Verisk Analytics, Inc.	3,002,430
4,604	WageWorks, Inc.[n]	233,837
37,462	Waste Connections, Inc.	3,580,618
2,507	Watsco, Inc.	409,970
15,868	Willdan Group, Inc.[n]	591,083
11,780	Xylem, Inc.	985,279

	Total	148,866,982

Information Technology (4.9%)
12,871	Accenture plc	2,378,175
8,399	Advanced Energy Industries, Inc.[n]	472,612
62,604	Advanced Micro Devices, Inc.[n]	1,901,283
26,072	Akamai Technologies, Inc.[n]	2,089,410
4,650	Alliance Data Systems Corporation	651,605
1,730	Alteryx, Inc.[n]	188,778
610	Altisource Portfolio Solutions SAn	11,993
3,355	American Software, Inc.	44,118
54,637	Amphenol Corporation	5,241,874
5,679	ANSYS, Inc.[n]	1,163,173
106,715	Apple, Inc.	21,121,033
13,838	Arista Networks, Inc.[n]	3,592,622
4,129	Atkore International Group, Inc.[n]	106,817
6,010	Atlassian Corporation plc[n]	786,348
16,713	Automatic Data Processing, Inc.	2,763,160
953	Badger Meter, Inc.	56,885
28,241	Benchmark Electronics, Inc.	709,414
15,490	Blackline, Inc.[n]	828,870
30,945	Booz Allen Hamilton Holding Corporation	2,048,868
941	Broadridge Financial Solutions, Inc.	120,147
990	CACI International, Inc.[n]	202,544
46,100	CDK Global, Inc.	2,279,184
6,449	CDW Corporation	715,839
50,709	Ciena Corporation[n]	2,085,661
453,712	Cisco Systems, Inc.	24,831,658
102,356	Clearwater Energy, Inc.	1,656,120
3,816	Cognex Corporation	183,092
5,595	Cohu, Inc.	86,331
7,246	Computer Services, Inc.	267,377
23,851	CoreLogic, Inc.[n]	997,687
9,968	Coupa Software, Inc.[n]	1,262,048
2,348	CSG Systems International, Inc.	114,653
5,832	Descartes Systems Group, Inc.[n]	215,492
34,645	DocuSign, Inc.[n]	1,722,203
77,987	Dolby Laboratories, Inc.	5,037,960
1,317	DSP Group, Inc.[n]	18,912
9,069	Ebix, Inc.[i]	455,445
3,828	EPAM Systems, Inc.[n]	662,627
4,030	Euronet Worldwide, Inc.[n]	678,007
7,591	ExlService Holdings, Inc.[n]	501,993
1,851	eXp World Holdings, Inc.[n]	20,602
3,550	Fair Isaac Corporation[n]	1,114,771
24,317	Fiserv, Inc.[n]	2,216,738
8,014	Five9, Inc.[n]	411,038
14,569	Global Payments, Inc.	2,332,934
18,823	Guidewire Software, Inc.[n]	1,908,276
16,726	International Business Machines Corporation	2,306,515
21,085	Intuit, Inc.	5,510,143
19,559	Keysight Technologies, Inc.[n]	1,756,594
7,106	KLA-Tencor Corporation	839,929
4,951	Kulicke and Soffa Industries, Inc.	111,645
5,840	Lam Research Corporation	1,096,986
70,811	Lattice Semiconductor Corporation[n]	1,033,133
3,662	ManTech International Corporation	241,143
54,234	MasterCard, Inc.	14,346,520
11,933	Methode Electronics, Inc.	340,926
289,305	Microsoft Corporation	38,755,298
5,718	MicroStrategy, Inc.[n]	819,447
8,548	MoneyGram International, Inc.[i,n]	21,114
17,679	Monolithic Power Systems, Inc.	2,400,455
56,059	Monotype Imaging Holdings, Inc.	944,034
17,142	National Instruments Corporation	719,793
18,731	New Relic, Inc.[n]	1,620,419
8,290	Nice, Ltd. ADR[n]	1,135,730
2,933	Novanta, Inc.[n]	276,582
20,111	NVIDIA Corporation	3,302,830
134,728	Oracle Corporation	7,675,454
5,378	Palo Alto Networks, Inc.[n]	1,095,821
78,465	PayPal Holdings, Inc.[n]	8,981,104
5,086	Pegasystems, Inc.	362,174
13,971	Plexus Corporation[n]	815,487

The accompanying Notes to Financial Statements are an integral part of this schedule.

171

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Information Technology (4.9%) - continued
10,900	Presidio, Inc.	$149,003
6,202	Progress Software Corporation	270,531
7,603	Proofpoint, Inc.[n]	914,261
5,443	Q2 Holdings, Inc.[n]	415,627
1,993	QAD, Inc.	80,139
26,720	QUALCOMM, Inc.	2,032,590
10,159	Rogers Corporation[n]	1,753,240
31,486	SailPoint Technologies Holdings, Inc.[n]	630,979
44,789	Salesforce.com, Inc.[n]	6,795,835
7,158	ScanSource, Inc.[n]	233,064
8,530	ServiceNow, Inc.[n]	2,342,082
1,879	Silicon Laboratories, Inc.[n]	194,289
16,547	Splunk, Inc.[n]	2,080,785
30,498	Square, Inc.[n]	2,212,020
4,853	Sykes Enterprises, Inc.[n]	133,263
43,615	Synopsys, Inc.[n]	5,612,814
12,423	Teradata Corporation[n]	445,365
12,528	Teradyne, Inc.	600,216
60,257	Texas Instruments, Inc.	6,915,093
7,516	Tyler Technologies, Inc.[n]	1,623,606
1,117	Universal Display Corporation	210,063
1,189	Verint Systems, Inc.[n]	63,944
4,525	VeriSign, Inc.[n]	946,449
21,903	Virtusa Corporation[n]	973,150
86,722	Visa, Inc.	15,050,603
6,760	WEX, Inc.[n]	1,406,756
11,090	Workday, Inc.[n]	2,279,882
41,566	Xilinx, Inc.	4,901,463
2,526	Zuora, Inc.[n]	38,698

	Total	256,071,463

Materials (0.5%)
60,590	Alcoa Corporation[n]	1,418,412
3,505	Balchem Corporation	350,395
9,925	Ball Corporation	694,651
4,128	Boise Cascade Company	116,038
8,382	Celanese Corporation	903,580
62,140	CF Industries Holdings, Inc.	2,902,559
8,985	Chemours Company	215,640
4,437	Continental Building Products, Inc.[n]	117,891
48,366	Eastman Chemical Company	3,764,326
3,801	Ecolab, Inc.	750,469
19,660	Ferroglobe Representation & Warranty Insurance Trust[c,n]	2
774	Innophos Holdings, Inc.	22,531
14,273	Innospec, Inc.	1,302,269
10,521	Kadant, Inc.	955,412
12,672	Kaiser Aluminum Corporation	1,236,914
2,827	Kraton Performance Polymers, Inc.[n]	87,835
20,847	Louisiana-Pacific Corporation	546,608
6,240	Martin Marietta Materials, Inc.	1,435,886
1,737	Materion Corporation	117,786
10,163	Minerals Technologies, Inc.	543,822
16,685	Myers Industries, Inc.	321,520
1,444	Nucor Corporation	79,564
18,363	Nutanix, Inc.[n]	476,336
2,143	Olympic Steel, Inc.	29,252
51,950	OMNOVA Solutions, Inc.[n]	323,649
26,400	Owens-Illinois, Inc.	455,928
3,507	Packaging Corporation of America	334,287
1,188	PH Glatfelter Company	20,053
6,851	PPG Industries, Inc.	799,580
27,243	Reliance Steel & Aluminum Company	2,577,733
8,859	Ryerson Holding Corporation[n]	73,796
17,970	Schweitzer-Mauduit International, Inc.	596,245
16,330	Steel Dynamics, Inc.	493,166
4,574	United States Lime & Minerals, Inc.	365,920
9,695	Verso Corporation[n]	184,690
2,746	W. R. Grace & Company	208,998

	Total	24,823,743

Real Estate (0.6%)
1,843	Acadia Realty Trust	50,443
8,631	Agree Realty Corporation	552,816
8,070	Alexander & Baldwin, Inc.	186,417
4,800	Alexandria Real Estate Equities, Inc.	677,232
342	American Assets Trust, Inc.	16,115
15,993	American Campus Communities, Inc.	738,237
17,129	American Tower Corporation	3,502,024
5,589	Apartment Investment & Management Company	280,121
5,779	Apple Hospitality REIT, Inc.	91,655
7,858	Ares Commercial Real Estate Corporation	116,770
6,486	Armada Hoffler Properties, Inc.	107,343
17,705	Ashford Hospitality Trust, Inc.	52,584
2,650	BBX Capital Corporation	13,011
1,924	Bluerock Residential Growth REIT, Inc.	22,607
3,631	Brandywine Realty Trust	51,996
25,607	Brixmor Property Group, Inc.	457,853
11,599	Camden Property Trust	1,210,820
714	CareTrust REIT, Inc.	16,979
29,533	CBL & Associates Properties, Inc.	30,714
31,063	Cedar Realty Trust, Inc.	82,317
7,278	Chatham Lodging Trust	137,336
4,980	City Office REIT, Inc.	59,710
685	Columbia Property Trust, Inc.	14,207
5,392	CoreCivic, Inc.	111,938
4,177	Corepoint Lodging, Inc.	51,753
6,409	CoreSite Realty Corporation	738,124
8,775	Corporate Office Properties Trust	231,397
1,736	CoStar Group, Inc.[n]	961,848
19,803	Cousins Properties, Inc.	716,274
2,099	CubeSmart	70,191
3,233	CyrusOne, Inc.	186,609
3,192	DiamondRock Hospitality Company	33,005
3,900	Digital Realty Trust, Inc.	459,381
8,727	Douglas Emmett, Inc.	347,684
17,600	Duke Realty Corporation	556,336
957	EastGroup Properties, Inc.	110,993
9,651	Empire State Realty Trust, Inc.	142,931
3,757	EPR Properties	280,235
3,482	Equity Commonwealth	113,235
463	Equity Lifestyle Properties, Inc.	56,180
5,526	Farmland Partners, Inc.	38,958
5,918	First Industrial Realty Trust, Inc.	217,427
776	Four Corners Property Trust, Inc.	21,208
15,825	Franklin Street Properties Corporation	116,788
10,156	Gaming and Leisure Properties, Inc.	395,881
9,983	GEO Group, Inc.	209,743
3,275	Getty Realty Corporation	100,739
6,019	Gladstone Commercial Corporation	127,723
714	Global Net Lease, Inc.	14,009
6,167	Healthcare Realty Trust, Inc.	193,150
10,424	Healthcare Trust of America, Inc.	285,930
11,161	Highwoods Properties, Inc.	460,949
19,292	Hospitality Properties Trust	482,300
23,648	Host Hotels & Resorts, Inc.	430,867
397	Howard Hughes Corporation[n]	49,164

The accompanying Notes to Financial Statements are an integral part of this schedule.

172

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (20.0%)	Value
Real Estate (0.6%) - continued
4,291	Hudson Pacific Properties, Inc.	$142,762
2,400	Industrial Logistics Properties Trust	49,968
1,370	Investors Real Estate Trust	80,378
7,889	iSTAR Financial, Inc.	97,981
4,826	JBG SMITH Properties	189,855
3,768	Jones Lang LaSalle, Inc.	530,120
7,481	Kilroy Realty Corporation	552,173
5,077	Kite Realty Group Trust	76,815
5,087	Lamar Advertising Company	410,572
4,432	Lexington Realty Trust	41,705
4,364	Liberty Property Trust	218,375
1,408	Life Storage, Inc.	133,873
421	LTC Properties, Inc.	19,223
1,930	Mack-Cali Realty Corporation	44,950
12,423	Medical Properties Trust, Inc.	216,657
1,098	MGM Growth Properties LLC	33,654
7,458	Monmouth Real Estate Investment Corporation	101,056
1,118	National Health Investors, Inc.	87,238
5,572	National Storage Affiliates Trust	161,254
3,609	Office Properties Income Trust	94,808
7,115	Omega Healthcare Investors, Inc.	261,476
4,041	One Liberty Properties, Inc.	117,027
10,241	Outfront Media, Inc.	264,115
6,113	Paramount Group, Inc.	85,643
7,722	Pebblebrook Hotel Trust	217,606
11,148	Pennsylvania REIT	72,462
33,514	Physicians Realty Trust	584,484
2,465	Piedmont Office Realty Trust, Inc.	49,127
7,507	PotlatchDeltic Corporation	292,623
478	PS Business Parks, Inc.	80,557
8,875	QTS Realty Trust, Inc.	409,847
6,420	Rayonier, Inc. REIT	194,526
3,047	RE/MAX Holdings, Inc.	93,726
15,806	Realogy Holdings Corporation	114,435
3,207	Redfin Corporation[n]	57,662
2,320	Retail Opportunity Investments Corporation	39,742
17,984	Retail Properties of America, Inc.	211,492
5,114	RLJ Lodging Trust	90,722
714	RMR Group, Inc.	33,544
6,361	RPT Realty	77,032
2,694	Ryman Hospitality Properties	218,456
17,061	Sabra Health Care REIT, Inc.	335,931
1,137	Saul Centers, Inc.	63,820
8,580	SBA Communications Corporation[n]	1,929,127
21,309	Senior Housing Property Trust	176,225
2,560	Seritage Growth Properties	109,978
3,296	SITE Centers Corporation	43,639
4,759	Spirit Realty Capital, Inc.	203,019
7,343	St. Joe Company[n]	126,887
2,372	STAG Industrial, Inc.	71,729
6,007	Store Capital Corporation	199,372
12,763	Summit Hotel Properties, Inc.	146,392
5,821	Sunstone Hotel Investors, Inc.	79,806
3,746	Tanger Factory Outlet Centers, Inc.	60,723
2,536	Taubman Centers, Inc.	103,545
12,858	Terreno Realty Corporation	630,556
4,503	UMH Properties, Inc.	55,882
505	Universal Health Realty Income Trust	42,890
9,741	Urban Edge Properties	168,811
4,259	Urstadt Biddle Properties, Inc.	89,439
13,166	VICI Properties, Inc.	290,179
18,056	Washington Prime Group, Inc.	68,974
1,109	Washington REIT	29,644
5,326	Weingarten Realty Investors	146,039
1,385	Weyerhaeuser Company	36,481
1,746	Xenia Hotels & Resorts, Inc.	36,404

	Total	28,877,470

Utilities (0.2%)
12,100	Alliant Energy Corporation	593,868
6,086	Artesian Resources Corporation	226,217
306	Chesapeake Utilities Corporation	29,076
10,200	CMS Energy Corporation	590,682
4,790	Consolidated Water Company, Ltd.	68,305
6,800	Entergy Corporation	699,924
81,836	Exelon Corporation	3,923,218
12,938	MDU Resources Group, Inc.	333,800
2,955	Middlesex Water Company	175,084
6,719	New Jersey Resources Corporation	334,405
4,767	NorthWestern Corporation	343,939
11,150	PNM Resources, Inc.	567,646
8,600	Public Service Enterprise Group, Inc.	505,852
4,370	Southwest Gas Holdings, Inc.	391,639
2,867	Unitil Corporation	171,705

	Total	8,955,360

	Total Common Stock (cost $777,987,620)	1,038,647,585

	Collateral Held for Securities Loaned (0.3%)
16,326,292	Thrivent Cash Management Trust	16,326,292

	Total Collateral Held for Securities Loaned (cost $16,326,292)	16,326,292

Shares or Principal Amount	Short-Term Investments (15.3%)
	Federal Home Loan Bank Discount Notes
300,000	2.393%, 7/5/2019[o,p]	299,927
2,600,000	2.360%, 7/9/2019[o,p]	2,598,729
3,200,000	2.390%, 7/10/2019[o,p]	3,198,240
9,300,000	2.368%, 7/19/2019[o,p]	9,289,770
16,100,000	2.400%, 7/23/2019[o,p]	16,078,354
800,000	2.360%, 7/25/2019[o,p]	798,827
300,000	2.350%, 7/30/2019[o,p]	299,468
200,000	2.385%, 8/1/2019[o,p]	199,619
600,000	2.370%, 8/6/2019[o,p]	598,674
2,400,000	2.200%, 8/28/2019[o,p]	2,391,455
1,200,000	2.210%, 9/5/2019[o,p]	1,195,248
200,000	2.180%, 9/11/2019[o,p]	199,136
	Thrivent Core Short-Term Reserve Fund
75,424,430	2.590%	754,244,295
	U.S. Treasury Bills
870,000	2.380%, 7/11/2019[o]	869,531

	Total Short-Term Investments (cost $792,252,836)	792,261,273

	Total Investments (cost $5,394,884,367) 112.3%	$5,828,842,165

	Other Assets and Liabilities, Net (12.3%)	(637,606,319)

	Total Net Assets 100.0%	$5,191,235,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

173

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $240,803,712 or 4.6% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Defaulted security. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of June 28, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$6,179,883
Common Stock	9,943,767

Total lending	$16,123,650
Gross amount payable upon return of collateral for securities loaned	$16,326,292

Net amounts due to counterparty	$202,642

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

174

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Basic Materials (0.9%)
	MRC Global (US), Inc., Term Loan
$ 64,185	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	$63,945
	Pixelle Specialty Solutions, LLC, Term Loan
94,525	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	93,107
	Venator Finance SARL, Term Loan
39,697	5.524%, (LIBOR 3M + 3.000%), 8/8/2024[b]	39,168

	Total	196,220

Capital Goods (1.3%)
	Natgasoline, LLC, Term Loan
49,750	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	49,626
	Navistar, Inc., Term Loan
39,500	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,364
	Sotera Health Holdings, LLC, Term Loan
45,411	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	44,729
	TransDigm, Inc., Term Loan
50,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	49,047
	Vertiv Group Corporation, Term Loan
97,160	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	92,302

	Total	275,068

Communications Services (2.9%)
	Altice France SA, Term Loan
78,400	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	74,508
	CenturyLink, Inc., Term Loan
24,625	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	24,023
	CSC Holdings, LLC, Term Loan
122,500	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	120,394
	Entercom Media Corporation, Term Loan
78,199	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	78,036
	Frontier Communications Corporation, Term Loan
49,620	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	48,587
	HCP Acquisition, LLC, Term Loan
34,300	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	34,064
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	89,550
	Sprint Communications, Inc., Term Loan
79,600	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	78,779
	Unitymedia Finance, LLC, Term Loan
50,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	49,847

	Total	597,788

Consumer Cyclical (1.8%)
	Boyd Gaming Corporation, Term Loan
104,304	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	103,641
	Eldorado Resorts, Inc., Term Loan
82,478	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	82,092
	Staples, Inc., Term Loan
32,500	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	30,875
70,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	67,101
	Stars Group Holdings BV, Term Loan
89,210	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	89,163

	Total	372,872

Consumer Non-Cyclical (2.7%)
	Albertson’s, LLC, Term Loan
58,800	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	58,785
19,900	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	19,787
	Amneal Pharmaceuticals, LLC, Term Loan
34,642	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	34,346
	Bausch Health Companies, Inc., Term Loan
54,432	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	54,398
	Chobani, LLC, Term Loan
54,860	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	53,882
	Endo International plc, Term Loan
88,200	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	82,615
	JBS USA LUX SA, Term Loan
39,900	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	39,800
	Mallinckrodt International Finance SA, Term Loan
64,836	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	58,251
	McGraw-Hill Global Education Holdings, LLC, Term Loan
62,990	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	59,959
	Ortho-Clinical Diagnostics SA, Term Loan
58,500	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	56,185
	Plantronics, Inc., Term Loan
45,953	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	45,628

	Total	563,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

175

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Energy (0.8%)
	BCP Raptor II, LLC, Term Loan
$75,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	$71,188
	CONSOL Energy, Inc., Term Loan
49,875	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	49,688
	HFOTCO, LLC, Term Loan
44,550	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	44,494

	Total	165,370

Financials (2.1%)
	Blackstone CQP Holdco, LP, Term Loan
50,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	50,050
	Cyxtera DC Holdings, Inc., Term Loan
58,800	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	54,500
	Digicel International Finance, Ltd., Term Loan
49,249	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	42,600
	DTZ U.S. Borrower, LLC, Term Loan
29,775	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	29,639
	Genworth Holdings, Inc., Term Loan
24,750	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	24,920
	GGP Nimbus, LLC, Term Loan
49,625	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	48,390
	Grizzly Finco, Term Loan
49,625	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	49,529
	Harland Clarke Holdings Corporation, Term Loan
45,336	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	39,065
	Tronox Finance, LLC, Term Loan
95,123	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	94,087

	Total	432,780

Technology (0.9%)
	Micron Technology, Inc., Term Loan
39,491	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	39,409
	Rackspace Hosting, Inc., Term Loan
69,293	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	63,853
	SS&C Technologies Holdings Europe SARL, Term Loan
11,086	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	11,036
	SS&C Technologies, Inc., Term Loan
19,848	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	19,768
16,166	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	16,093
	Western Digital Corporation, Term Loan
34,736	4.152%, (LIBOR 1M + 1.750%), 4/29/2023[b]	33,984

	Total	184,143

Transportation (0.2%)
	Hertz Corporation, Term Loan
34,457	5.160%, (LIBOR 1M + 2.750%), 6/30/2023[b]	34,296

	Total	34,296

Utilities (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
73,500	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	72,030
	EnergySolutions, LLC, Term Loan
49,500	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	47,273
	Talen Energy Supply, LLC, Term Loan
77,227	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	77,154

	Total	196,457

	Total Bank Loans (cost $3,075,840)	3,018,630

	Long-Term Fixed Income (44.4%)
Basic Materials (2.3%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	114,100
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	121,719
	Hexion, Inc.
100,000	6.625%, 4/15/2020[g,h]	77,500
	Olin Corporation
125,000	5.125%, 9/15/2027	128,281
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,991
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	20,358
	Vale Overseas, Ltd.
2,000	4.375%, 1/11/2022	2,060

	Total	469,009

Capital Goods (2.6%)
	Aerojet Rocketdyne Holdings, Inc., Convertible
14,000	2.250%, 12/15/2023	24,890
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	129,375
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,985
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,173
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,972

The accompanying Notes to Financial Statements are an integral part of this schedule.

176

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Capital Goods (2.6%) - continued
	Fortive Corporation, Convertible
$5,000	0.875%, 2/15/2022[f]	$5,170
	General Electric Company
100,000	5.000%, 1/21/2021[b,i]	95,926
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,562
	Textron Financial Corporation
150,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	117,000
	TTM Technologies, Inc., Convertible
4,000	1.750%, 12/15/2020	4,718

	Total	529,771

Collateralized Mortgage Obligations (2.7%)
	CHL Mortgage Pass-Through Trust
79,341	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	72,064
	Countrywide Alternative Loan Trust
182,611	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	176,042
	GMACM Mortgage Loan Trust
48,971	4.658%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	48,285
	J.P. Morgan Mortgage Trust
119,617	4.590%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	107,824
	Residential Accredit Loans, Inc. Trust
84,617	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	80,078
	Wells Fargo Mortgage Backed Securities Trust
82,468	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	81,345

	Total	565,638

Communications Services (6.0%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	128,281
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,074
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[f]	130,819
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	16,276
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	5,052
	Discovery Communications, LLC
18,000	2.950%, 3/20/2023	18,160
	DISH Network Corporation, Convertible
77,000	3.375%, 8/15/2026	74,858
	GCI Liberty, Inc., Convertible
53,000	1.750%, 9/30/2046[f]	61,953
	IAC FinanceCo, Inc., Convertible
12,000	0.875%, 10/1/2022[f]	18,109
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,656
	Liberty Media Corporation, Convertible
33,000	1.000%, 1/30/2023	38,850
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,969
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,156
	Verizon Communications, Inc.
5,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,064
	Viacom, Inc.
25,000	6.875%, 4/30/2036	31,652
100,000	5.875%, 2/28/2057[b]	102,050
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[f]	128,089
	Vodafone Group plc
70,000	7.000%, 4/4/2079[b]	75,554
	World Wrestling Entertainment, Inc., Convertible
5,000	3.375%, 12/15/2023	14,928

	Total	1,243,550

Consumer Cyclical (1.3%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	111,250
	Ford Motor Credit Company, LLC
7,000	5.596%, 1/7/2022	7,412
	General Motors Financial Company, Inc.
3,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	2,999
4,000	4.200%, 11/6/2021	4,119
3,000	3.150%, 6/30/2022	3,018
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	129,674
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,980
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,894
	Volkswagen Group of America Finance, LLC
5,000	4.250%, 11/13/2023[f]	5,261

	Total	272,607

Consumer Non-Cyclical (4.2%)
	Abbott Laboratories
17,000	3.750%, 11/30/2026	18,373
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	129,531
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	86,000
	Anthem, Inc., Convertible
14,000	2.750%, 10/15/2042	54,636
	BAT Capital Corporation
3,000	2.764%, 8/15/2022	3,008
	Cardtronics, Inc., Convertible
9,000	1.000%, 12/1/2020	8,726
	CVS Health Corporation
10,000	4.780%, 3/25/2038	10,423
10,000	5.050%, 3/25/2048	10,636
	Energizer Holdings, Inc.
140,000	6.375%, 7/15/2026[f]	143,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

177

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Consumer Non-Cyclical (4.2%) - continued
	J.M. Smucker Company
$3,000	2.200%, 12/6/2019	$2,995
	JBS USA, LLC
125,000	6.500%, 4/15/2029[f]	135,781
	Kellogg Company
5,000	3.125%, 5/17/2022	5,094
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,099
	Kroger Company
3,000	2.800%, 8/1/2022	3,029
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,961
	Perrigo Finance Unlimited Company
5,000	4.900%, 12/15/2044	4,325
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,988
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	91,000
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,927
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[f]	127,500
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,050

	Total	859,932

Energy (4.5%)
	BP Capital Markets America, Inc.
6,000	2.520%, 9/19/2022	6,046
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	3,029
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,402
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,762
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	131,250
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	3,043
87,000	6.250%, 3/1/2078[b]	88,041
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	129,531
	Energy Transfer Operating, LP
25,000	6.625%, 2/15/2028[b,i]	23,375
5,000	6.000%, 6/15/2048	5,701
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	70,658
	EQT Corporation
6,000	3.000%, 10/1/2022	5,951
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,055
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,239
60,000	6.125%, 11/15/2022[b,i]	57,150
	Regency Energy Partners, LP
13,000	5.000%, 10/1/2022	13,817
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,156
	TransCanada Trust
100,000	5.300%, 3/15/2077[b]	96,040
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,038
	Williams Partners, LP
5,000	4.500%, 11/15/2023	5,337

	Total	935,621

Financials (10.9%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,983
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,017
	Ares Capital Corporation, Convertible
7,000	4.625%, 3/1/2024	7,193
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,i]	110,375
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,i]	108,947
25,000	4.000%, 1/22/2025	26,281
	Barclays plc
25,000	7.750%, 9/15/2023[b,i]	25,625
6,000	4.338%, 5/16/2024[b]	6,195
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,987
	Blackstone Mortgage Trust, Inc., Convertible
5,000	4.375%, 5/5/2022	5,211
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,i]	105,875
	Citigroup, Inc.
3,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	3,004
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	23,111
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,222
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,f,i]	115,648
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,i]	5,368
125,000	7.500%, 12/11/2023[b,f,i]	137,500
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,991
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,995
	Discover Bank
4,000	3.100%, 6/4/2020	4,019
	Euronet Worldwide, Inc., Convertible
8,000	0.750%, 3/15/2049[f]	9,709
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	4,026
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,i]	6,033
10,000	5.250%, 7/27/2021	10,561
6,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,015

The accompanying Notes to Financial Statements are an integral part of this schedule.

178

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (10.9%) - continued
$ 25,000	5.500%, 8/10/2024[b,i]	$25,594
	GS Finance Corporation, Convertible
93,000	0.500%, 6/23/2025[c]	95,474
	Hartford Financial Services Group, Inc.
100,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	85,000
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,i]	77,625
	ILFC E-Capital Trust II
100,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,f]	72,500
	ING Groep NV
50,000	6.000%, 4/16/2020[b,i]	50,485
	J.P. Morgan Chase & Company
4,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,014
100,000	5.150%, 5/1/2023[b,i]	101,375
	J.P. Morgan Chase Capital XXIII
100,000	3.518%, (LIBOR 3M + 1.000%), 5/15/2047[b]	77,711
	Lincoln National Corporation
100,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	81,750
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,i]	105,500
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,i]	98,812
	MGIC Investment Corporation, Convertible
37,000	9.000%, 4/1/2063[f]	48,732
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,371
3,000	2.750%, 5/19/2022	3,031
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	3,005
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,013
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,246
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,i]	107,775
	Santander Holdings USA, Inc.
5,000	4.450%, 12/3/2021	5,198
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,i]	110,250
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	999
100,000	7.500%, 4/2/2022[b,f,i]	105,750
	State Street Capital Trust IV
100,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	76,000
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,053
3,000	2.784%, 7/12/2022	3,038
	Synchrony Financial
2,000	3.000%, 8/15/2019	2,000
10,000	4.250%, 8/15/2024	10,414
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	6,053
	USB Realty Corporation
120,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,i]	102,000
	Wachovia Capital Trust II
30,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	27,600
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	3,023

	Total	2,261,282

Mortgage-Backed Securities (6.2%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
550,000	3.500%, 7/1/2034[e]	567,674
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
250,000	3.500%, 7/1/2049[e]	255,507
455,000	4.000%, 7/1/2049[e]	470,152

	Total	1,293,333

Technology (2.0%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	126,625
	Apple, Inc.
5,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,028
	Cypress Semiconductor Corporation, Convertible
16,000	4.500%, 1/15/2022	26,854
	Electronics For Imaging, Inc., Convertible
5,000	2.250%, 11/15/2023[f]	5,909
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	106,094
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	32,933
	j2 Global, Inc., Convertible
8,000	3.250%, 6/15/2029	11,150
	Microchip Technology, Inc., Convertible
18,000	1.625%, 2/15/2027	21,206
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,994
	Nuance Communications, Inc., Convertible
46,000	1.250%, 4/1/2025	45,076
	ON Semiconductor Corporation, Convertible
11,000	1.625%, 10/15/2023	13,401
	Verint Systems, Inc., Convertible
11,000	1.500%, 6/1/2021	11,787
	Vishay Intertechnology, Inc., Convertible
14,000	2.250%, 6/15/2025[f]	12,880

	Total	422,937

The accompanying Notes to Financial Statements are an integral part of this schedule.

179

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Transportation (0.1%)
	Meritor, Inc., Convertible
$11,000	3.250%, 10/15/2037	$11,465

	Total	11,465

Utilities (1.6%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	4,012
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,996
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	4,051
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,i]	97,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,989
	Southern Company
3,000	2.350%, 7/1/2021	2,997
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[f]	125,469
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	87,244

	Total	332,258

	Total Long-Term Fixed Income (cost $9,195,793)	9,197,403

Shares	Registered Investment Companies (27.9%)
Affiliated (10.5%)
221,520	Thrivent Core Emerging Markets Debt Fund	2,175,325

	Total	2,175,325

Unaffiliated (17.4%)
15,000	Aberdeen Asia-Pacific Income Fund, Inc.	62,700
6,250	AllianceBernstein Global High Income Fund, Inc.	73,625
11,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	137,330
6,652	BlackRock Core Bond Trust	93,531
10,490	BlackRock Corporate High Yield Fund, Inc.	112,453
11,187	BlackRock Credit Allocation Income Trust	145,095
16,325	BlackRock Enhanced Equity Dividend Trust	144,803
4,459	BlackRock Multi-Sector Income Trust	77,810
13,452	BlackRock Resources & Commodities Strategy Trust	110,037
4,000	Brookfield Real Assets Income Fund, Inc.	86,760
5,860	Calamos Convertible Opportunities and Income Fund	61,559
2,708	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	67,402
5,857	Cohen & Steers REIT and Preferred Income Fund, Inc.	126,619
5,070	Eaton Vance Limited Duration Income Fund	64,135
12,181	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100,981
4,088	First Trust/Aberdeen Global Opportunity Income Fund	42,515
7,813	Invesco Dynamic Credit Opportunities Fund	87,349
22,080	Invesco Senior Income Trust	95,386
3,000	Invesco Senior Loan ETF	67,980
5,500	Invesco Variable Rate Preferred ETF	137,115
9,748	Liberty All-Star Equity Fund	62,582
6,825	MFS Intermediate Income Trust	26,345
5,885	Neuberger Berman MLP Income Fund, Inc.	44,196
11,500	Nuveen Credit Strategies Income Fund	91,080
3,633	Nuveen Preferred and Income Term Fund	86,029
10,700	Nuveen Quality Preferred Income Fund II	101,650
6,216	PGIM Global High Yield Fund, Inc.	89,821
6,567	Royce Value Trust, Inc.	91,413
8,030	Templeton Global Income Fund	51,071
5,480	Tortoise Midstream Energy Fund, Inc.	73,925
3,701	Tri-Continental Corporation	99,816
6,025	Vanguard Short-Term Corporate Bond ETF	486,097
14,947	Voya Global Equity Dividend & Premium Opportunity Fund	97,454
4,150	Voya Infrastructure Industrials and Materials Fund	51,668
10,707	Wells Fargo Income Opportunities Fund	88,226
12,931	Western Asset High Income Fund II, Inc.	90,776
17,685	Western Asset High Income Opportunity Fund, Inc.	90,724

	Total	3,618,058

	Total Registered Investment Companies (cost $5,844,930)	5,793,383

	Common Stock (4.7%)
Communications Services (0.1%)
582	Twitter, Inc.[j]	20,312

	Total	20,312

Consumer Discretionary (0.4%)
2	Booking Holdings, Inc.[j]	3,749
2,630	Caesars Entertainment Corporation[j]	31,087
845	Carnival Corporation	39,335

	Total	74,171

Consumer Staples (0.1%)
359	Bunge, Ltd.	20,000

	Total	20,000

Energy (1.2%)
2,070	Enbridge, Inc.	74,685
3,300	Enterprise Products Partners, LP	95,271
2,765	Williams Companies, Inc.	77,531

	Total	247,487

Financials (1.4%)
4,400	AG Mortgage Investment Trust, Inc.	69,960

The accompanying Notes to Financial Statements are an integral part of this schedule.

180

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (4.7%)	Value
Financials (1.4%) - continued
7,750	Annaly Capital Management, Inc.	$70,758
424	Ares Capital Corporation	7,607
185	Bank of America Corporation	5,365
192	Blackstone Mortgage Trust, Inc.	6,831
2,900	Granite Point Mortgage Trust, Inc.	55,651
5,500	Two Harbors Investment Corporation	69,685
123	Wells Fargo & Company	5,820

	Total	291,677

Health Care (0.2%)
240	Danaher Corporation	34,301
22	Illumina, Inc.[j]	8,099

	Total	42,400

Industrials (<0.1%)
25	Dycom Industries, Inc.[j]	1,471

	Total	1,471

Information Technology (0.6%)
1,234	Advanced Micro Devices, Inc.[j]	37,477
272	Intel Corporation	13,021
60	Lam Research Corporation	11,270
1,034	Micron Technology, Inc.[j]	39,902
87	Motorola Solutions, Inc.	14,505
604	ON Semiconductor Corporation[j]	12,207

	Total	128,382

Materials (<0.1%)
688	Hexion, Inc. Rights[c,j]	8,944

	Total	8,944

Real Estate (0.7%)
4,200	AGNC Investment Corporation	70,644
647	MGIC Investment Corporation[j]	8,502
4,450	New Residential Investment Corporation	68,485

	Total	147,631

	Total Common Stock (cost $1,009,829)	982,475

	Preferred Stock (3.0%)
Consumer Staples (0.2%)
2,000	CHS, Inc., 6.750%[b,i]	51,660

	Total	51,660

Energy (0.8%)
10,535	Crestwood Equity Partners, LP, 9.250%[i]	98,081
525	Energy Transfer Operating, LP, 7.600%[b,i,j]	13,088
2,650	Nustar Logistics, LP, 9.331%[b]	66,356

	Total	177,525

Financials (1.5%)
2,000	Citigroup Capital XIII, 8.953%[b]	55,180
1,594	Federal National Mortgage Association, 0.000%[i,j]	19,861
70	First Tennessee Bank NA, 3.750%[b,f,i]	50,400
1,300	GMAC Capital Trust I, 8.303%[b]	33,969
2,000	Morgan Stanley, 5.850%[b,i]	52,640
1,200	Regions Financial Corporation, 5.700%[b,i,j]	31,020
250	Synovus Financial Corporation, 5.875%[b,e,i,j]	6,343
40	Wells Fargo & Company, Convertible, 7.500%[i]	54,568

	Total	303,981

Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	19,775

	Total	19,775

Industrials (0.1%)
14	Fortive Corporation, Convertible, 5.000%	14,349

	Total	14,349

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[i]	57,501

	Total	57,501

	Total Preferred Stock (cost $623,782)	624,791

Shares or Principal Amount	Short-Term Investments (11.8%)
	Federal Home Loan Bank Discount Notes
100,000	2.370%, 8/6/2019[k,l]	99,779
	Thrivent Core Short-Term Reserve Fund
234,318	2.590%	2,343,180

	Total Short-Term Investments (cost $2,442,929)	2,442,959

	Total Investments (cost $22,193,103) 106.4%	$22,059,641

	Other Assets and Liabilities, Net (6.4%)	(1,319,841)

	Total Net Assets 100.0%	$20,739,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

181

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $3,420,502 or 16.5% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

182

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)[a]	Value
Basic Materials (1.5%)
	Arch Coal, Inc., Term Loan
$552,929	5.152%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$549,932
	Ball Metalpack Finco, LLC, Term Loan
84,150	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	82,783
	Big River Steel, LLC, Term Loan
334,050	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	334,885
	Chemours Company, Term Loan
553,000	4.160%, (LIBOR 1M + 1.750%), 4/3/2025[b]	536,272
	Hexion International Holdings BV, Term Loan
105,000	5.350%, (LIBOR 3M + 3.000%), 11/1/2020[b]	104,935
	Momentive Performance Materials USA, LLC, Term Loan
293,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	290,070
	Peabody Energy Corporation, Term Loan
390,063	5.152%, (LIBOR 1M + 2.750%), 3/31/2025[b]	388,233
	Pixelle Specialty Solutions, LLC, Term Loan
373,125	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	367,528
	Starfruit US Holdco, LLC, Term Loan
199,500	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	196,093

	Total	2,850,731

Capital Goods (2.1%)
	Advanced Disposal Services, Inc., Term Loan
579,812	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	578,798
	Flex Acquisition Company, Inc. Term Loan
285,324	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	270,242
	GFL Environmental, Inc., Term Loan
927,429	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	911,533
	Natgasoline, LLC, Term Loan
373,125	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	372,192
	Navistar, Inc., Term Loan
632,000	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	629,826
	TransDigm, Inc., Term Loan
465,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	456,137
	Vertiv Group Corporation, Term Loan
883,352	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	839,184

	Total	4,057,912

Communications Services (7.1%)
	Altice France SA, Term Loan
259,700	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	246,808
	CenturyLink, Inc., Term Loan
1,044,100	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,018,582
	Charter Communications Operating, LLC, Term Loan
610,700	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	609,784
	CommScope Inc., Term Loan
790,000	5.652%, (LIBOR 1M + 3.250%), 4/4/2026[b]	786,840
	CSC Holdings, LLC, Term Loan
475,300	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	467,130
930,000	5.394%, (LIBOR 1M + 3.000%), 4/15/2027[b]	930,232
	Entercom Media Corporation, Term Loan
457,783	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	456,831
	Frontier Communications Corporation, Term Loan
771,223	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	755,158
	Gray Television, Inc., Term Loan
459,031	4.681%, (LIBOR 3M + 2.250%), 2/7/2024[b]	456,736
164,175	4.931%, (LIBOR 3M + 2.500%), 1/2/2026[b]	163,929
	HCP Acquisition, LLC, Term Loan
595,103	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	591,015
	Intelsat Jackson Holdings SA, Term Loan
500,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	494,375
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	721,375
113,649	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	112,512
	Mediacom Illinois, LLC, Term Loan
291,313	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	288,836
	NEP Group, Inc., Term Loan
616,900	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	614,975
	SBA Senior Finance II, LLC, Term Loan
415,800	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	410,270
	Sprint Communications, Inc., Term Loan
1,041,037	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,024,121
651,725	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	645,006
	TNS, Inc., Term Loan
474,313	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	467,199

The accompanying Notes to Financial Statements are an integral part of this schedule.

184

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)[a]	Value
Communications Services (7.1%) - continued
	Unitymedia Finance, LLC, Term Loan
$600,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	$598,158
	Virgin Media Bristol, LLC, Term Loan
785,000	4.894%, (LIBOR 1M + 2.500%), 1/15/2026[b]	781,601
	WideOpenWest Finance, LLC, Term Loan
466,688	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	455,254
	Windstream Services, LLC, Term Loan
325,000	4.910%, (LIBOR 1M + 2.500%), 2/26/2021[b]	325,000
183,591	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	188,574

	Total	13,610,301

Consumer Cyclical (3.6%)
	Cengage Learning, Inc., Term Loan
557,734	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	533,712
	Eldorado Resorts, Inc., Term Loan
164,957	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	164,183
	Four Seasons Hotels, Ltd., Term Loan
487,500	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	486,213
	Golden Entertainment, Inc., Term Loan
825,075	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	820,950
	Golden Nugget, LLC, Term Loan
648,073	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	642,110
	KAR Auction Services, Inc., Term Loan
69,600	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	69,404
	Mohegan Gaming and Entertainment, Term Loan
527,403	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	490,390
	Scientific Games International, Inc., Term Loan
1,576,219	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,551,047
	Staples, Inc., Term Loan
215,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	204,250
640,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	613,498
	Stars Group Holdings BV, Term Loan
825,190	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	824,761
	Tenneco, Inc., Term Loan
293,525	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	270,557
	Wyndham Hotels & Resorts, Inc., Term Loan
337,450	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	336,239

	Total	7,007,314

Consumer Non-Cyclical (6.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,374,075	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,291,878
167,450	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	157,068
	Albertson’s, LLC, Term Loan
403,550	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	403,449
598,622	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	597,724
696,500	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	692,537
	Amneal Pharmaceuticals, LLC, Term Loan
549,322	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	544,631
	Bausch Health Companies, Inc., Term Loan
997,922	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	997,303
	Chobani, LLC, Term Loan
463,812	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	455,551
	Diamond BC BV, Term Loan
482,650	5.583%, (LIBOR 3M + 3.000%), 9/6/2024[b]	423,525
	Endo International plc, Term Loan
1,238,110	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,159,701
	Energizer Holdings, Inc., Term Loan
289,275	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	288,011
	Grifols Worldwide Operations USA, Inc., Term Loan
434,988	4.635%, (LIBOR 1W + 2.250%), 1/31/2025[b]	433,552
	JBS USA LUX SA, Term Loan
523,688	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	522,378
	Mallinckrodt International Finance SA, Term Loan
701,325	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	630,098
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,239,991	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,180,323
	MPH Acquisition Holdings, LLC, Term Loan
436,682	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b]	416,875
	Ortho-Clinical Diagnostics SA, Term Loan
419,250	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	402,656

The accompanying Notes to Financial Statements are an integral part of this schedule.

185

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)[a]	Value
Consumer Non-Cyclical (6.2%) - continued
	Plantronics, Inc., Term Loan
$537,655	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	$533,849
	Prime Security Services Borrower, LLC, Term Loan
375,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	372,221
	Revlon Consumer Products Corporation, Term Loan
477,722	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	397,904

	Total	11,901,234

Energy (2.4%)
	BCP Raptor II, LLC, Term Loan
155,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	147,121
	Calpine Corporation, Term Loan
486,138	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	483,231
	CONSOL Energy, Inc., Term Loan
374,063	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	372,660
	Consolidated Energy Finance SA, Term Loan
316,800	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	308,088
	Fieldwood Energy, LLC, Term Loan
375,000	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	346,523
	HFOTCO, LLC, Term Loan
876,150	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	875,055
	McDermott Technology (Americas), Inc., Term Loan
799,875	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	786,005
	Radiate Holdco, LLC, Term Loan
1,285,277	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,254,019

	Total	4,572,702

Financials (4.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
626,140	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	624,969
	Blackstone CQP Holdco, LP, Term Loan
310,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	310,310
	Cyxtera DC Holdings, Inc., Term Loan
132,300	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	122,626
80,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	69,143
	Digicel International Finance, Ltd., Term Loan
837,221	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	724,196
	Genworth Holdings, Inc., Term Loan
148,500	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	149,522
	GGP Nimbus, LLC, Term Loan
888,287	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	866,178
	Grizzly Finco, Term Loan
615,350	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	614,156
	Harland Clarke Holdings Corporation, Term Loan
735,600	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	633,844
	Level 3 Parent, LLC, Term Loan
1,025,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,016,288
	MoneyGram International, Inc., Term Loan
348,819	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	338,065
	Sable International Finance, Ltd., Term Loan
1,386,347	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,388,080
	Trans Union, LLC, Term Loan
469,015	4.402%, (LIBOR 1M + 2.000%), 4/9/2023[b]	467,927
	Tronox Finance, LLC, Term Loan
688,722	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	681,222

	Total	8,006,526

Technology (1.5%)
	First Data Corporation, Term Loan
1,320,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,318,363
	Rackspace Hosting, Inc., Term Loan
1,296,855	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,195,052
	SS&C Technologies Holdings Europe SARL, Term Loan
177,377	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	176,579
	SS&C Technologies, Inc., Term Loan
258,647	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	257,483

	Total	2,947,477

Utilities (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
945,700	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	926,786
	Core and Main, LP, Term Loan
413,700	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	412,277
	EnergySolutions, LLC, Term Loan
292,050	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	278,908
	Talen Energy Supply, LLC, Term Loan
255,997	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	255,756

The accompanying Notes to Financial Statements are an integral part of this schedule.

185

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (29.7%)[a]	Value
Utilities (1.1%) - continued
	TerraForm Power Operating, LLC, Term Loan
$266,617	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	$264,950

	Total	2,138,677

	Total Bank Loans (cost $58,240,427)	57,092,874

	Long-Term Fixed Income (50.4%)
Asset-Backed Securities (5.1%)
	Apidos CLO XXIV
460,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	454,062
	Assurant CLO III, Ltd.
450,000	3.822%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,g	448,091
	Babson CLO, Ltd.
450,000	5.492%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	438,772
	Benefit Street Partners CLO IV, Ltd.
250,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	249,994
	Business Jet Securities, LLC
326,881	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	331,604
	Cent CLO, LP
800,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	800,079
	College Ave Student Loans, LLC
219,245	4.054%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	222,454
	Foundation Finance Trust
188,752	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	189,450
	Harley Marine Financing, LLC
265,180	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	219,105
	Lendmark Funding Trust
291,184	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	290,380
	Madison Park Funding XIV, Ltd.
425,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	420,862
	Myers Park CLO, Ltd.
425,000	3.992%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	419,697
	OHA Credit Funding 1, Ltd.
360,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	355,504
	OZLM Funding II, Ltd.
710,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	705,558
	OZLM IX, Ltd.
550,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	547,125
	Palmer Square Loan Funding, Ltd.
250,000	4.949%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	250,052
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	689,187
	Preston Ridge Partners Mortgage Trust, LLC
46,009	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	46,500
	Riserva CLO, Ltd.
375,000	4.098%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	375,000
	Saxon Asset Securities Trust
51,602	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	50,648
	Sound Point CLO X, Ltd.
375,000	5.292%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	368,290
	Sound Point CLO XXI, Ltd.
700,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	688,891
	Spirit Master Funding, LLC
545,326	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	565,762
	THL Credit Wind River CLO, Ltd.
325,000	5.447%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	319,203
	Vericrest Opportunity Loan Transferee
400,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	405,251

	Total	9,851,521

Basic Materials (1.1%)
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[g]	76,864
	BHP Billiton Finance USA, Ltd.
75,000	6.750%, 10/19/2075[b,g]	85,575
	Braskem Finance, Ltd.
49,000	6.450%, 2/3/2024	54,158
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	200,500
	Element Solutions, Inc.
135,000	5.875%, 12/1/2025[g]	140,569
	First Quantum Minerals, Ltd.
240,000	7.500%, 4/1/2025[g]	228,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

186

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Basic Materials (1.1%) - continued
	Kinross Gold Corporation
$38,000	5.125%, 9/1/2021	$39,140
	Novelis Corporation
230,000	5.875%, 9/30/2026[g]	232,875
	Olin Corporation
200,000	5.125%, 9/15/2027	205,250
	Packaging Corporation of America
64,000	2.450%, 12/15/2020	63,934
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[g]	172,125
	Sherwin-Williams Company
74,000	2.250%, 5/15/2020	73,863
	Syngenta Finance NV
75,000	3.933%, 4/23/2021[g]	76,342
	Trinseo Materials Operating SCA
195,000	5.375%, 9/1/2025[g]	187,687
	Tronox Finance plc
130,000	5.750%, 10/1/2025[g]	126,100
	Vale Overseas, Ltd.
23,000	4.375%, 1/11/2022	23,696
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[g]	59,758

	Total	2,047,036

Capital Goods (1.9%)
	AECOM
260,000	5.875%, 10/15/2024	281,580
	Amsted Industries, Inc.
150,000	5.625%, 7/1/2027[g]	156,375
	Ardagh Packaging Finance plc
220,000	6.000%, 2/15/2025[g]	227,700
	Bombardier, Inc.
230,000	7.500%, 3/15/2025[g]	230,644
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[g]	185,719
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	61,771
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[g]	135,063
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	57,951
	CNH Industrial Capital, LLC
60,000	4.875%, 4/1/2021	62,072
	Covanta Holding Corporation
230,000	6.000%, 1/1/2027	240,350
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	124,950
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	195,500
	General Electric Company
133,000	5.000%, 1/21/2021[b,i]	127,582
	H&E Equipment Services, Inc.
220,000	5.625%, 9/1/2025	226,270
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	77,483
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,134
	Owens-Brockway Glass Container, Inc.
270,000	5.000%, 1/15/2022[g]	276,750
	Parker-Hannifin Corporation
71,000	2.700%, 6/14/2024	72,029
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[g]	244,500
	Rockwell Collins, Inc.
42,000	2.800%, 3/15/2022	42,427
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,375
	Textron Financial Corporation
200,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	156,000
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	177,013
	United Technologies Corporation
80,000	3.950%, 8/16/2025	86,235
	Waste Management, Inc.
34,000	2.950%, 6/15/2024	34,959

	Total	3,576,432

Collateralized Mortgage Obligations (7.6%)
	Alternative Loan Trust 2007-6
200,473	5.750%, 4/25/2047, Ser. 2007-6, Class A4	173,888
	Antler Mortgage Trust
350,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	352,541
1,075,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	1,081,805
	Banc of America Mortgage Securities Trust
423,503	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	421,377
	Bear Stearns Adjustable Rate Mortgage Trust
78,984	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	80,895
	Bear Stearns ARM Trust
145,914	4.471%, 1/25/2034, Ser. 2003-8, Class 5Ab	146,141
	Bellemeade Re 2018-1, Ltd.
700,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	702,528
	Cascade Funding Mortgage Trust
181,346	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	181,459
	ChaseFlex Trust
257,458	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	257,807
	CHL Mortgage Pass-Through Trust
264,471	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	240,214
158,898	4.256%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	154,661
123,855	6.000%, 4/25/2037, Ser. 2007-3, Class A18	100,902

The accompanying Notes to Financial Statements are an integral part of this schedule.

187

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (7.6%) - continued
	CIM Trust
$260,232	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	$272,653
	Countrywide Alternative Loan Trust
228,821	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	216,972
91,234	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	83,511
93,357	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	88,477
32,952	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	31,767
48,144	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	46,477
	Countrywide Home Loan Mortgage Pass Through Trust
145,359	4.014%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	130,851
	CSMC Mortgage-Backed Trust
129,265	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	108,393
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
208,145	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	216,916
	Eagle Re, Ltd.
750,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	750,593
	First Horizon Alternative Mortgage Securities Trust
92,754	4.277%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	91,581
	FWD Securitization Trust
500,000	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,c,g]	499,961
	GMAC Mortgage Corporation Loan Trust
95,036	4.075%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	93,270
59,242	2.904%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	67,705
17,133	4.085%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	16,262
	GSAA Home Equity Trust
76,740	4.496%, 8/25/2034, Ser. 2004-10, Class M2[h]	79,617
	Home Equity Asset Trust
420,242	3.724%, (LIBOR 1M + 1.320%), 8/25/2033, Ser. 2003-2, Class M1[b]	423,279
	IndyMac INDA Mortgage Loan Trust
137,245	3.906%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	135,221
	IndyMac INDX Mortgage Loan Trust
131,400	2.614%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	122,980
	J.P. Morgan Alternative Loan Trust
93,881	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	78,957
	J.P. Morgan Mortgage Trust
74,159	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	82,720
99,049	4.508%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	101,230
112,485	4.397%, 6/25/2036, Ser. 2006-A4, Class 2A2[b]	102,916
	Legacy Mortgage Asset Trust
418,326	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	424,965
	Master Asset Securitization Trust
450,881	2.904%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	198,406
	MASTR Alternative Loans Trust
85,047	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	89,345
	Merrill Lynch Alternative Note Asset Trust
104,620	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	78,713
	Merrill Lynch Mortgage Investors Trust
217,621	4.290%, 6/25/2035, Ser. 2005-A5, Class M1[b]	224,673
	Oak Hill Advisors Residential Loan Trust
168,300	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	167,988
	Preston Ridge Partners Mortgage Trust, LLC
442,274	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	448,662
	Preston Ridge Partners Mortgage, LLC
140,944	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	142,604
	Pretium Mortgage Credit Partners, LLC
361,701	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	367,060
	Radnor RE, Ltd.
360,251	3.804%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	361,167
	RCO 2017-INV1 Trust
298,326	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	296,612
	Renaissance Home Equity Loan Trust
224,510	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	126,727
183,010	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[h]	95,290
	Residential Accredit Loans, Inc. Trust
109,183	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	103,327
	Starwood Mortgage Residential Trust
370,482	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	379,610

The accompanying Notes to Financial Statements are an integral part of this schedule.

188

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (7.6%) - continued
	Structured Asset Mortgage Investments, Inc.
$212,382	2.714%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	$209,926
	Toorak Mortgage Corporation
450,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	456,754
	Toorak Mortgage Corporation, Ltd.
550,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	554,811
	Vericrest Opportunity Loan Trust
195,868	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	197,283
	Vericrest Opportunity Loan Trust LXV, LLC
341,705	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	342,942
	Verus Securitization Trust 2019-2
481,731	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	485,459
	Wachovia Asset Securitization, Inc.
191,317	2.544%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,g,j	177,771
	WaMu Mortgage Pass Through Certificates
65,292	3.909%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	63,835
18,244	3.932%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	17,536
264,968	3.384%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	248,399
88,404	3.244%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	84,997
	Wells Fargo Home Equity Trust
142,975	2.904%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	140,944
	Wells Fargo Mortgage Backed Securities Trust
60,854	4.948%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	62,504
115,456	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	113,884
114,999	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	116,174
64,639	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	65,409

	Total	14,580,304

Communications Services (2.7%)
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	200,119
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,067
42,000	2.950%, 1/15/2025	42,307
	AT&T, Inc.
144,000	4.450%, 4/1/2024	155,074
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[g]	36,004
	CCO Holdings, LLC
275,000	5.500%, 5/1/2026[g]	287,801
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[g]	194,019
	Charter Communications Operating, LLC
98,000	3.579%, 7/23/2020	98,865
40,000	4.500%, 2/1/2024	42,575
34,000	4.908%, 7/23/2025	36,892
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	249,287
	Comcast Corporation
76,000	1.625%, 1/15/2022	75,033
39,000	3.700%, 4/15/2024	41,373
39,000	3.950%, 10/15/2025	42,052
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,470
42,000	3.150%, 7/15/2023	42,796
	CSC Holdings, LLC
135,000	5.500%, 5/15/2026[g]	141,574
	Discovery Communications, LLC
75,000	2.950%, 3/20/2023	75,665
	Fox Corporation
73,000	4.030%, 1/25/2024[g]	77,612
	Gray Escrow, Inc.
215,000	7.000%, 5/15/2027[g]	233,275
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[g]	207,500
	Level 3 Communications, Inc.
150,000	5.375%, 1/15/2024	153,187
	Level 3 Financing, Inc.
220,000	5.250%, 3/15/2026	227,700
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,321
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[g]	131,891
	Netflix, Inc.
225,000	4.875%, 4/15/2028	232,594
	Nexstar Escrow Corporation
173,000	5.625%, 8/1/2024[g]	179,221
	Orange SA
60,000	1.625%, 11/3/2019	59,811
	Sirius XM Radio, Inc.
220,000	5.000%, 8/1/2027[g]	223,828
	Sprint Corporation
405,000	7.625%, 2/15/2025	430,819
	Telefonica Emisiones SAU
49,000	4.570%, 4/27/2023	52,968
	T-Mobile USA, Inc.
340,000	4.500%, 2/1/2026	348,075
	Verizon Communications, Inc.
86,000	2.946%, 3/15/2022	87,815
84,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	85,079
15,000	4.016%, 12/3/2029[g]	16,247
	Viacom, Inc.
58,000	4.250%, 9/1/2023	61,335

The accompanying Notes to Financial Statements are an integral part of this schedule.

189

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Communications Services (2.7%) - continued
$85,000	5.875%, 2/28/2057[b]	$86,742
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[g]	225,436
	Vodafone Group plc
51,000	3.750%, 1/16/2024	53,389
110,000	7.000%, 4/4/2079[b]	118,728

	Total	5,158,546

Consumer Cyclical (2.6%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[g]	249,900
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,901
	Brookfield Property REIT, Inc.
110,000	5.750%, 5/15/2026[g]	113,300
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[g]	239,112
	Cinemark USA, Inc.
230,000	4.875%, 6/1/2023	232,875
	D.R. Horton, Inc.
62,000	2.550%, 12/1/2020	62,009
	Delphi Jersey Holdings plc
235,000	5.000%, 10/1/2025[g]	209,150
	Ford Motor Credit Company, LLC
50,000	2.597%, 11/4/2019	49,972
57,000	3.336%, 3/18/2021	57,243
75,000	5.596%, 1/7/2022	79,413
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	56,985
41,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	40,981
57,000	4.375%, 9/25/2021	58,835
37,000	4.200%, 11/6/2021	38,098
38,000	3.150%, 6/30/2022	38,231
	Hanesbrands, Inc.
170,000	4.875%, 5/15/2026[g]	176,356
	Harley-Davidson Financial Services, Inc.
54,000	4.050%, 2/4/2022[g]	55,765
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,576
	Hyundai Capital America
51,000	3.000%, 6/20/2022[g]	51,157
	L Brands, Inc.
229,000	6.694%, 1/15/2027	224,420
	Landry’s, Inc.
220,000	6.750%, 10/15/2024[g]	226,600
	Lennar Corporation
57,000	2.950%, 11/29/2020	56,715
22,000	4.125%, 1/15/2022	22,571
270,000	4.500%, 4/30/2024	283,838
	Live Nation Entertainment, Inc.
135,000	5.375%, 6/15/2022[g]	136,688
120,000	5.625%, 3/15/2026[g]	125,850
	Macy’s Retail Holdings, Inc.
17,000	3.875%, 1/15/2022	17,295
30,000	2.875%, 2/15/2023	29,365
	McDonald’s Corporation
72,000	3.350%, 4/1/2023	74,679
	MGM Resorts International
170,000	6.000%, 3/15/2023	184,238
220,000	5.750%, 6/15/2025	239,246
	Navistar International Corporation
210,000	6.625%, 11/1/2025[g]	219,975
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[g]	192,138
	Prime Security Services Borrower, LLC
65,000	9.250%, 5/15/2023[g]	68,263
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	35,114
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[g]	226,325
	Six Flags Entertainment Corporation
220,000	4.875%, 7/31/2024[g]	223,300
	Viking Cruises, Ltd.
160,000	5.875%, 9/15/2027[g]	162,000
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,053
	Volkswagen Group of America Finance, LLC
63,000	4.250%, 11/13/2023[g]	66,291
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[g]	216,825

	Total	4,968,648

Consumer Non-Cyclical (2.9%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	76,693
40,000	3.400%, 11/30/2023	41,707
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,985
38,000	2.900%, 11/6/2022	38,238
	Albertson’s Companies, LLC
240,000	6.625%, 6/15/2024	248,700
	Altria Group, Inc.
34,000	3.800%, 2/14/2024	35,426
36,000	4.400%, 2/14/2026	38,483
	Anheuser-Busch Companies, LLC
36,000	3.650%, 2/1/2026	37,864
	Anheuser-Busch InBev Finance, Inc.
34,000	3.300%, 2/1/2023	35,077
	Anheuser-Busch InBev Worldwide, Inc.
59,000	4.150%, 1/23/2025	63,850
	BAT Capital Corporation
41,000	2.764%, 8/15/2022	41,107
59,000	3.222%, 8/15/2024	59,478
	Becton, Dickinson and Company
72,000	3.363%, 6/6/2024	74,342
	Boston Scientific Corporation
72,000	3.450%, 3/1/2024	75,271
	Bunge, Ltd. Finance Corporation
35,000	3.500%, 11/24/2020	35,319
	Celgene Corporation
59,000	3.625%, 5/15/2024	61,916

The accompanying Notes to Financial Statements are an integral part of this schedule.

191

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Non-Cyclical (2.9%) - continued
	Centene Corporation
$225,000	4.750%, 1/15/2025	$232,247
	Cigna Corporation
76,000	4.125%, 11/15/2025[g]	80,713
	Conagra Brands, Inc.
38,000	3.800%, 10/22/2021	39,043
38,000	4.300%, 5/1/2024	40,283
	Constellation Brands, Inc.
69,000	4.250%, 5/1/2023	73,390
	CVS Health Corporation
38,000	2.750%, 12/1/2022	38,113
128,000	3.700%, 3/9/2023	132,140
69,000	4.100%, 3/25/2025	72,735
	Energizer Holdings, Inc.
240,000	6.375%, 7/15/2026[g]	246,600
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,885
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[g]	19,565
	General Mills, Inc.
34,000	3.700%, 10/17/2023	35,631
34,000	3.650%, 2/15/2024	35,523
	HCA, Inc.
320,000	5.375%, 2/1/2025	345,400
	J.M. Smucker Company
41,000	2.200%, 12/6/2019	40,938
	JBS USA, LLC
170,000	5.750%, 6/15/2025[g]	176,800
	Kellogg Company
90,000	3.125%, 5/17/2022	91,690
	Keurig Dr Pepper, Inc.
84,000	3.551%, 5/25/2021	85,771
	Kraft Heinz Foods Company
130,000	5.375%, 2/10/2020	132,140
42,000	4.000%, 6/15/2023	43,928
	Kroger Company
38,000	2.800%, 8/1/2022	38,367
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,309
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,977
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[g]	57,439
	Mylan NV
42,000	3.150%, 6/15/2021	41,997
	Par Pharmaceutical, Inc.
110,000	7.500%, 4/1/2027[g]	108,075
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[g]	52,782
	Pilgrim’s Pride Corporation
300,000	5.750%, 3/15/2025[g]	304,500
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[g]	170,362
	Reynolds American, Inc.
29,000	4.850%, 9/15/2023	31,142
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,915
74,000	2.400%, 9/23/2021	73,846
	Simmons Foods, Inc.
205,000	5.750%, 11/1/2024[g]	186,550
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[g]	56,880
	Spectrum Brands, Inc.
170,000	5.750%, 7/15/2025	176,587
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	207,500
	Tenet Healthcare Corporation
220,000	4.625%, 7/15/2024	222,750
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	42,694
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	110,688
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,172
	VRX Escrow Corporation
425,000	6.125%, 4/15/2025[g]	433,500
	Zimmer Biomet Holdings, Inc.
69,000	3.550%, 4/1/2025	71,093
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	57,713

	Total	5,672,829

Energy (2.9%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[g]	178,500
	Anadarko Petroleum Corporation
16,000	4.850%, 3/15/2021	16,559
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	134,400
80,000	5.625%, 6/1/2023	77,300
	BP Capital Markets America, Inc.
162,000	2.520%, 9/19/2022	163,230
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,990
	Canadian Natural Resources, Ltd.
40,000	2.950%, 1/15/2023	40,381
	Canadian Oil Sands, Ltd.
40,000	9.400%, 9/1/2021[g]	45,359
	Cheniere Corpus Christi Holdings, LLC
305,000	7.000%, 6/30/2024	350,780
	Cheniere Energy Partners, LP
280,000	5.625%, 10/1/2026[g]	295,400
	Chesapeake Energy Corporation
220,000	7.000%, 10/1/2024	197,450
	Continental Resources, Inc.
30,000	5.000%, 9/15/2022	30,235
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	112,200
	Diamondback Energy, Inc.
265,000	4.750%, 11/1/2024	271,956
	Enbridge, Inc.
39,000	2.900%, 7/15/2022	39,561
139,000	6.250%, 3/1/2078[b]	140,662
	Energy Transfer Operating, LP
42,000	4.200%, 9/15/2023	44,015

The accompanying Notes to Financial Statements are an integral part of this schedule.

191

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Energy (2.9%) - continued
$69,000	5.875%, 1/15/2024	$76,685
43,000	6.625%, 2/15/2028[b,i]	40,205
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	221,650
	Enterprise Products Operating, LLC
105,000	4.875%, 8/16/2077[b]	98,922
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	45,504
	EQM Midstream Partners LP
59,000	4.750%, 7/15/2023	61,150
	EQT Corporation
75,000	3.000%, 10/1/2022	74,390
	Hess Corporation
42,000	3.500%, 7/15/2024	42,259
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	78,050
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	38,033
	Marathon Petroleum Corporation
34,000	4.750%, 12/15/2023	36,661
	MPLX, LP
58,000	4.500%, 7/15/2023	61,500
	Nabors Industries, Inc.
180,000	5.750%, 2/1/2025	159,525
	Newfield Exploration Company
34,000	5.625%, 7/1/2024	37,626
	Noble Energy, Inc.
51,000	3.900%, 11/15/2024	53,182
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,275
	Parsley Energy, LLC
180,000	5.625%, 10/15/2027[g]	188,100
	Petrobras Global Finance BV
53,000	4.375%, 5/20/2023	54,363
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	37,962
	Plains All American Pipeline, LP
92,000	5.000%, 2/1/2021	94,745
87,000	6.125%, 11/15/2022[b,i]	82,868
	Precision Drilling Corporation
50,000	7.750%, 12/15/2023	50,985
50,000	7.125%, 1/15/2026[g]	48,375
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	40,151
37,000	5.625%, 4/15/2023	40,285
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[g]	35,280
	Southwestern Energy Company
205,000	7.500%, 4/1/2026	194,213
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	36,017
	Sunoco, LP
120,000	5.500%, 2/15/2026	124,950
115,000	5.875%, 3/15/2028	119,169
	Tallgrass Energy Partners, LP
305,000	5.500%, 1/15/2028[g]	308,431
	Targa Resources Partners, LP
200,000	5.250%, 5/1/2023	202,770
	Transocean Guardian, Ltd.
170,100	5.875%, 1/15/2024[g]	172,864
	W&T Offshore, Inc.
200,000	9.750%, 11/1/2023[g]	191,500
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	39,495
	Williams Partners, LP
54,000	4.000%, 11/15/2021	55,744
	WPX Energy, Inc.
155,000	5.750%, 6/1/2026	160,425

	Total	5,620,287

Financials (6.1%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,637
	AIG Global Funding
78,000	2.150%, 7/2/2020[g]	77,773
	Air Lease Corporation
78,000	2.500%, 3/1/2021	78,045
	Aircastle, Ltd.
62,000	5.000%, 4/1/2023	65,571
	Ally Financial, Inc.
200,000	5.750%, 11/20/2025	221,230
	American Express Company
44,000	3.375%, 5/17/2021	44,820
36,000	3.400%, 2/22/2024	37,500
	American Express Credit Corporation
55,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	55,495
	Ares Capital Corporation
82,000	3.875%, 1/15/2020	82,350
	Athene Global Funding
63,000	4.000%, 1/25/2022[g]	65,157
	Australia and New Zealand Banking Group, Ltd.
68,000	6.750%, 6/15/2026[b,g,i]	75,055
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[g]	19,186
	Bank of America Corporation
82,000	2.738%, 1/23/2022[b]	82,351
84,000	3.499%, 5/17/2022[b]	85,660
65,000	3.004%, 12/20/2023[b]	66,166
117,000	3.550%, 3/5/2024[b]	121,174
87,000	5.125%, 6/20/2024[b,i]	87,544
147,000	3.864%, 7/23/2024[b]	154,192
69,000	4.200%, 8/26/2024	73,358
36,000	3.458%, 3/15/2025[b]	37,347
	Bank of Montreal
103,000	3.300%, 2/5/2024	106,786
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,754
	Bank of Nova Scotia
42,000	3.032%, (LIBOR 3M + 0.440%), 4/20/2021[b]	42,177
57,000	2.700%, 3/7/2022	57,744
	Barclays plc
115,000	7.750%, 9/15/2023[b,i]	117,875
70,000	4.338%, 5/16/2024[b]	72,275
	BB&T Corporation
81,000	2.150%, 2/1/2021	80,820

The accompanying Notes to Financial Statements are an integral part of this schedule.

193

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.1%) - continued
	BNP Paribas SA
$157,000	7.625%, 3/30/2021[b,g,i]	$166,224
	BPCE SA
34,000	3.000%, 5/22/2022[g]	34,308
	Camden Property Trust
34,000	4.875%, 6/15/2023	36,827
	Capital One Bank USA NA
51,000	3.375%, 2/15/2023	52,004
	Capital One Financial Corporation
115,000	3.050%, 3/9/2022	116,754
	Central Fidelity Capital Trust I
175,000	3.597%, (LIBOR 3M + 1.000%), 4/15/2027[b]	161,875
	CIT Group, Inc.
220,000	4.750%, 2/16/2024	233,750
	Citigroup, Inc.
76,000	2.650%, 10/26/2020	76,263
69,000	2.350%, 8/2/2021	68,935
37,000	2.750%, 4/25/2022	37,356
40,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	40,048
81,000	3.142%, 1/24/2023[b]	82,332
105,000	3.352%, 4/24/2025[b]	108,413
	CNA Financial Corporation
32,000	5.750%, 8/15/2021	34,200
36,000	3.950%, 5/15/2024	37,972
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[g]	74,970
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
74,000	3.950%, 11/9/2022	76,732
	Credit Agricole SA
37,000	3.375%, 1/10/2022[g]	37,724
64,300	8.125%, 12/23/2025[b,g,i]	74,362
	Credit Suisse Group AG
58,000	7.500%, 7/17/2023[b,g,i]	62,267
150,000	7.500%, 12/11/2023[b,g,i]	165,000
	Credit Suisse Group Funding (Guernsey), Ltd.
114,000	3.800%, 9/15/2022	118,140
	Danske Bank AS
56,000	5.000%, 1/12/2022[g]	58,562
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	41,820
112,000	4.250%, 10/14/2021	113,471
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	59,918
	Discover Bank
10,000	8.700%, 11/18/2019	10,222
82,000	3.100%, 6/4/2020	82,392
	Fidelity National Financial, Inc.
62,000	5.500%, 9/1/2022	67,080
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	57,373
36,000	3.650%, 1/25/2024	37,827
	Five Corners Funding Trust
100,000	4.419%, 11/15/2023[g]	107,149
	GE Capital International Funding Company
142,000	3.373%, 11/15/2025	143,659
	General Electric Capital Corporation
36,000	3.100%, 1/9/2023	36,305
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,i]	74,407
76,000	5.250%, 7/27/2021	80,266
55,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,449
76,000	3.000%, 4/26/2022	76,651
63,000	2.876%, 10/31/2022[b]	63,501
39,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	39,097
72,000	3.625%, 2/20/2024	75,066
60,000	5.500%, 8/10/2024[b,i]	61,425
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[g]	39,761
	Hartford Financial Services Group, Inc.
34,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047[b,g]	28,900
	Hilton Worldwide Finance, LLC
230,000	4.625%, 4/1/2025	235,463
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,437
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	115,726
76,000	6.875%, 6/1/2021[b,i]	80,180
46,000	6.375%, 9/17/2024[b,i]	47,610
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	55,669
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	77,906
105,000	6.375%, 12/15/2025	107,184
	ILFC E-Capital Trust II
380,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	275,500
	ING Groep NV
80,000	6.000%, 4/16/2020[b,i]	80,776
66,000	4.100%, 10/2/2023	69,692
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	78,375
76,000	5.875%, 8/15/2022	82,761
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,592
125,000	4.875%, 9/15/2027[g]	123,906
	J.P. Morgan Chase & Company
57,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	57,193
91,000	2.776%, 4/25/2023[b]	91,859
69,000	3.375%, 5/1/2023	70,916
71,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	72,073
69,000	3.875%, 9/10/2024	72,505
141,000	4.023%, 12/5/2024[b]	149,723
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	10,417
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	66,420
40,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	32,700
	Lloyds Banking Group plc
80,000	6.657%, 5/21/2037[b,g,i]	84,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

193

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.1%) - continued
	Macquarie Bank, Ltd.
$93,000	6.125%, 3/8/2027[b,g,i]	$91,895
	Marsh & McLennan Companies, Inc.
55,000	3.875%, 3/15/2024	58,315
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,584
82,000	3.455%, 3/2/2023	84,273
36,000	3.407%, 3/7/2024	37,345
	Morgan Stanley
76,000	2.800%, 6/16/2020	76,350
40,000	2.500%, 4/21/2021	40,068
75,000	5.500%, 7/28/2021	79,639
74,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	74,781
37,000	2.750%, 5/19/2022	37,384
26,000	4.875%, 11/1/2022	27,832
82,000	3.125%, 1/23/2023	83,820
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,750
	Park Aerospace Holdings, Ltd.
18,000	4.500%, 3/15/2023[g]	18,622
	PNC Bank NA
75,000	2.450%, 11/5/2020	75,168
	PNC Financial Services Group, Inc.
34,000	3.500%, 1/23/2024	35,790
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[g]	262,568
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,453
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,373
42,000	3.800%, 8/14/2023	43,924
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	61,667
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	73,925
	Royal Bank of Scotland Group plc
108,000	8.625%, 8/15/2021[b,i]	116,397
34,000	6.125%, 12/15/2022	36,668
34,000	6.100%, 6/10/2023	36,898
220,000	5.125%, 5/28/2024	232,182
81,000	4.269%, 3/22/2025[b]	83,744
87,000	7.648%, 9/30/2031[b,i]	113,318
	Santander Holdings USA, Inc.
55,000	4.450%, 12/3/2021	57,178
	Santander UK Group Holdings plc
85,000	2.875%, 8/5/2021	85,048
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	70,185
60,000	2.500%, 7/15/2021	60,297
	SITE Centers Corporation
21,000	4.625%, 7/15/2022	21,870
	Societe Generale SA
135,000	8.000%, 9/29/2025[b,g,i]	148,838
	Standard Chartered plc
11,000	2.100%, 8/19/2019[g]	10,991
	State Street Capital Trust IV
251,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	190,760
	State Street Corporation
35,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	35,323
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	74,657
37,000	2.784%, 7/12/2022	37,468
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,299
	Synchrony Financial
25,000	3.000%, 8/15/2019	25,004
15,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	15,060
33,000	4.250%, 8/15/2024	34,367
	Toronto-Dominion Bank
74,000	2.550%, 1/25/2021	74,399
36,000	3.250%, 3/11/2024	37,287
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[g]	74,658
	USB Realty Corporation
224,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	190,400
	Ventas Realty, LP
42,000	3.100%, 1/15/2023	42,723
34,000	3.750%, 5/1/2024	35,627
	Wachovia Capital Trust II
50,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,000
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	34,820
38,000	2.625%, 7/22/2022	38,289
108,000	3.691%, (LIBOR 3M + 1.110%), 1/24/2023[b]	109,299
69,000	4.125%, 8/15/2023	72,841
80,000	3.813%, (LIBOR 3M + 1.230%), 10/31/2023[b]	81,513
36,000	3.750%, 1/24/2024	37,834
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,805
	Westpac Banking Corporation
75,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	75,925

	Total	11,714,280

Mortgage-Backed Securities (14.6%)
	Federal Home Loan Mortgage Corporation
985,007	3.500%, 8/15/2035, Ser. 345, Class C8[k]	117,468
	Federal Home Loan Mortgage Corporation - REMIC
955,210	3.000%, 5/15/2027, Ser. 4046, Class GIk	67,198
776,746	3.000%, 7/15/2027, Ser. 4084, Class NIk	59,779
1,037,912	3.500%, 10/15/2032, Ser. 4119, Class KIk	125,772
1,192,809	3.000%, 4/15/2033, Ser. 4203, Class DIk	93,116
	Federal National Mortgage Association
2,322,796	3.000%, 11/25/2027, Ser. 2012-121, Class BIk	176,967

The accompanying Notes to Financial Statements are an integral part of this schedule.

194

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Mortgage-Backed Securities (14.6%) - continued
	Federal National Mortgage Association - REMIC
$1,054,731	3.000%, 7/25/2027, Ser. 2012-74, Class AIk	$74,753
700,872	3.000%, 7/25/2027, Ser. 2012-73, Class DIk	55,175
1,622,472	3.000%, 8/25/2027, Ser. 2012-95, Class HIk	111,604
1,368,593	3.000%, 12/25/2027, Ser. 2012-139, Class DIk	99,459
600,823	2.500%, 1/25/2028, Ser. 2012-152, Class AIk	41,261
1,814,110	3.000%, 1/25/2028, Ser. 2012-147, Class EIk	130,914
2,907,410	3.000%, 3/25/2028, Ser. 2013-18, Class ILk	203,717
1,040,260	2.500%, 6/25/2028, Ser. 2013-87, Class IWk	72,298
615,331	3.000%, 2/25/2033, Ser. 2013-1, Class YIk	72,882
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,925,000	3.500%, 7/1/2034[e]	8,179,664
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,275,000	3.000%, 7/1/2049[e]	3,301,442
6,700,000	3.500%, 7/1/2049[e]	6,847,609
2,925,000	4.000%, 7/1/2049[e]	3,022,405
	Government National Mortgage Association Conventional 30-Yr. Pass Through
5,000,000	4.500%, 7/1/2049[e]	5,211,621

	Total	28,065,104

Technology (1.4%)
	Apple, Inc.
74,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,411
80,000	2.400%, 1/13/2023	80,662
120,000	3.450%, 5/6/2024	126,839
	Baidu, Inc.
40,000	3.000%, 6/30/2020	40,167
	Broadcom Corporation
82,000	2.650%, 1/15/2023	80,810
	CommScope Technologies Finance, LLC
195,000	6.000%, 6/15/2025[g]	182,756
	Dell International, LLC/EMC Corporation
36,000	4.000%, 7/15/2024[g]	36,924
	Diamond 1 Finance Corporation
76,000	5.450%, 6/15/2023[g]	81,913
	Equinix, Inc.
205,000	5.750%, 1/1/2025	213,405
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,292
75,000	2.250%, 8/15/2021	74,824
	Fiserv, Inc.
73,000	2.750%, 7/1/2024	73,483
	Harland Clarke Holdings Corporation
200,000	8.375%, 8/15/2022[g]	169,750
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	97,247
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[g,l]	160,562
	Intel Corporation
60,000	1.700%, 5/19/2021	59,526
35,000	3.100%, 7/29/2022	36,075
	Marvell Technology Group, Ltd.
42,000	4.200%, 6/22/2023	43,721
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,834
	NetApp, Inc.
62,000	2.000%, 9/27/2019	61,906
	NXP BV/NXP Funding, LLC
51,000	4.875%, 3/1/2024[g]	54,658
	Oracle Corporation
30,000	2.500%, 5/15/2022	30,312
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[g]	199,000
	Seagate HDD Cayman
51,000	4.250%, 3/1/2022	51,850
	SS&C Technologies, Inc.
160,000	5.500%, 9/30/2027[g]	166,000
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,879
	VMware, Inc.
47,000	2.300%, 8/21/2020	46,866
	Western Digital Corporation
325,000	4.750%, 2/15/2026[l]	318,841

	Total	2,689,513

Transportation (0.5%)
	Air Canada Pass Through Trust
11,092	3.875%, 3/15/2023[g]	11,204
	Boeing Company
70,000	3.100%, 5/1/2026	72,167
	CSX Corporation
34,000	3.700%, 11/1/2023	35,765
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	57,068
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,742
	Penske Truck Leasing Company, LP
36,000	3.375%, 2/1/2022[g]	36,689
	Ryder System, Inc.
78,000	3.500%, 6/1/2021	79,557
	Union Pacific Corporation
63,000	3.750%, 7/15/2025	67,303
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	35,836
	United Continental Holdings, Inc.
230,000	4.875%, 1/15/2025	235,750
	XPO Logistics, Inc.
80,000	6.125%, 9/1/2023[g]	82,900
150,000	6.750%, 8/15/2024[g]	159,938

	Total	909,919

The accompanying Notes to Financial Statements are an integral part of this schedule.

195

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Utilities (1.0%)
	Alabama Power Company
$38,000	2.450%, 3/30/2022	$38,154
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,108
	Berkshire Hathaway Energy Company
83,000	2.400%, 2/1/2020	82,964
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	100,500
105,000	5.375%, 1/15/2023	106,181
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	40,116
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,872
	Dominion Energy, Inc.
34,000	2.715%, 8/15/2021	34,038
34,000	3.071%, 8/15/2024	34,236
	DTE Energy Company
54,000	3.300%, 6/15/2022	55,141
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	79,944
	Edison International
34,000	2.950%, 3/15/2023	32,564
	Eversource Energy
43,000	2.500%, 3/15/2021	43,098
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	20,121
55,000	2.950%, 1/15/2020	55,076
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	59,761
	Fortis, Inc.
55,000	2.100%, 10/4/2021	54,512
	NextEra Energy Partners, LP
200,000	4.250%, 9/15/2024[g]	201,060
	NiSource, Inc.
59,000	3.650%, 6/15/2023	61,097
100,000	5.650%, 6/15/2023[b,i]	97,500
	Oncor Electric Delivery Company, LLC
51,000	2.750%, 6/1/2024[g]	51,928
	Pinnacle West Capital Corporation
40,000	2.250%, 11/30/2020	39,917
	PPL Capital Funding, Inc.
69,000	3.950%, 3/15/2024	72,332
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	75,772
	Public Service Enterprise Group, Inc.
34,000	2.875%, 6/15/2024	34,318
	Sempra Energy
15,000	2.400%, 3/15/2020	14,987
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,935
	Southern Company
37,000	2.350%, 7/1/2021	36,962
	TerraForm Power Operating, LLC
225,000	5.000%, 1/31/2028[g]	225,844
	TransCanada Trust
165,000	5.875%, 8/15/2076[b]	169,356

	Total	2,000,394

	Total Long-Term Fixed Income (cost $95,990,784)	96,854,813

Shares	Registered Investment Companies (15.9%)
Affiliated (14.6%)
2,854,141	Thrivent Core Emerging Markets Debt Fund	28,027,668

	Total	28,027,668

Unaffiliated (1.3%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	79,980
8,344	BlackRock Resources & Commodities Strategy Trust	68,254
20,000	Invesco Senior Loan ETF	453,200
13,800	Invesco Variable Rate Preferred ETF	344,034
1,193	iShares iBoxx $ High Yield Corporate Bond ETF	104,006
21,822	MFS Intermediate Income Trust	84,233
16,600	Templeton Global Income Fund	105,576
14,425	Vanguard Short-Term Corporate Bond ETF	1,163,809
37,489	Western Asset High Income Opportunity Fund, Inc.	192,318

	Total	2,595,410

	Total Registered Investment Companies (cost $30,276,555)	30,623,078

Shares	Preferred Stock (1.0%)
Consumer Staples (0.1%)
5,280	CHS, Inc., 7.100%[b,i]	138,600

	Total	138,600

Energy (0.2%)
17,735	Crestwood Equity Partners, LP, 9.250%[i]	165,113
825	Energy Transfer Operating, LP, 7.600%[b,i,m]	20,567
7,000	Nustar Logistics, LP, 9.331%[b]	175,280

	Total	360,960

Financials (0.6%)
1,870	Agribank FCB, 6.875%[b,i]	199,155
1,445	CoBank ACB, 6.250%[b,i]	150,641
220	First Tennessee Bank NA, 3.750%[b,g,i]	158,400
5,000	GMAC Capital Trust I, 8.303%[b]	130,650
1,950	Hartford Financial Services Group, Inc., 7.875%[b]	54,366
3,700	Morgan Stanley, 7.125%[b,i]	103,008
2,000	Regions Financial Corporation, 5.700%[b,i,m]	51,700
425	Synovus Financial Corporation, 5.875%[b,e,i,m]	10,782

The accompanying Notes to Financial Statements are an integral part of this schedule.

196

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Preferred Stock (1.0%)	Value
Financials (0.6%) - continued
213	Wells Fargo & Company, Convertible, 7.500%[i]	$290,575

	Total	1,149,277

Real Estate (0.1%)
4,500	Colony Capital, Inc., 8.750%[i]	111,870

	Total	111,870

Utilities (<0.1%)
2,875	NiSource, Inc., 6.500%[b,i]	75,469

	Total	75,469

	Total Preferred Stock (cost $1,802,012)	1,836,176

Shares	Common Stock (0.4%)
Energy (0.2%)
5,383	Contura Energy, Inc.[m]	279,378
8,182	Pacific Drilling SAm	103,093

	Total	382,471

Financials (0.1%)
13,373	Ares Capital Corporation	239,911

	Total	239,911

Materials (0.1%)
3,878	Verso Corporation[m]	73,876

	Total	73,876

	Total Common Stock (cost $555,174)	696,258

Shares	Collateral Held for Securities Loaned (0.2%)
463,445	Thrivent Cash Management Trust	463,445

	Total Collateral Held for Securities Loaned (cost $463,445)	463,445

Shares or Principal Amount	Short-Term Investments (16.9%)
	Federal Home Loan Bank Discount Notes
400,000	2.210%, 9/5/2019[n,o]	398,416
	Thrivent Core Short-Term Reserve Fund
3,213,408	2.590%	32,134,082

	Total Short-Term Investments (cost $32,532,412)	32,532,498

	Total Investments (cost $219,860,809) 114.5%	$220,099,142

	Other Assets and Liabilities, Net (14.5%)	(27,880,462)

	Total Net Assets 100.0%	$192,218,680

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $33,633,287 or 17.5% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	All or a portion of the security is insured or guaranteed.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	All or a portion of the security is on loan.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of June 28, 2019 was $222,454 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 28, 2019.

Security	Acquisition Date	Cost
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	$219,245

The accompanying Notes to Financial Statements are an integral part of this schedule.

197

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of June 28, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$446,620

Total lending	$446,620
Gross amount payable upon return of collateral for securities loaned	$463,445

Net amounts due to counterparty	$16,825

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Financial Statements are an integral part of this schedule.

198

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Communications Services (1.7%)
8,537	ATN International, Inc.	$492,841
39,491	Cincinnati Bell, Inc.[a]	195,480
32,586	Cogent Communications Holdings	1,934,305
55,848	Consolidated Communications Holdings, Inc.	275,331
44,216	E.W. Scripps Company	676,063
82,612	Frontier Communications Corporation[a,b]	144,571
89,800	Gannett Company, Inc.	732,768
75,053	Iridium Communications, Inc.[a]	1,745,733
42,725	New Media Investment Group, Inc.	403,324
30,478	QuinStreet, Inc.[a]	483,076
21,863	Scholastic Corporation	726,726
14,113	Spok Holdings, Inc.	212,260
174,192	Vonage Holdings Corporation[a]	1,973,595

	Total	9,996,073

Consumer Discretionary (13.9%)
52,025	Abercrombie & Fitch Company	834,481
87,656	American Axle & Manufacturing Holdings, Inc.[a]	1,118,491
12,885	American Public Education, Inc.[a]	381,138
15,297	Asbury Automotive Group, Inc.[a]	1,290,149
136,306	Ascena Retail Group, Inc.[a]	83,147
28,731	Barnes & Noble Education, Inc.[a]	96,536
44,775	Barnes & Noble, Inc.	299,545
31,159	Big Lots, Inc.	891,459
16,192	BJ’s Restaurants, Inc.	711,476
71,605	Bloomin’ Brands, Inc.	1,354,051
22,225	Boot Barn Holdings, Inc.[a]	792,099
22,304	Buckle, Inc.[b]	386,082
32,994	Caleres, Inc.	657,240
69,039	Callaway Golf Company	1,184,709
54,738	Career Education Corporation[a]	1,043,854
17,922	Cato Corporation	220,799
6,709	Cavco Industries, Inc.[a]	1,056,936
21,472	Century Communities, Inc.[a]	570,726
91,394	Chico’s FAS, Inc.	307,998
12,376	Children’s Place, Inc.[b]	1,180,423
13,298	Chuy’s Holdings, Inc.[a]	304,790
19,166	Conn’s, Inc.[a]	341,538
39,282	Cooper Tire & Rubber Company	1,239,347
12,721	Cooper-Standard Holdings, Inc.[a]	582,876
35,986	Core-Mark Holding Company, Inc.	1,429,364
51,066	Crocs, Inc.[a]	1,008,553
28,427	Dave & Buster’s Entertainment, Inc.	1,150,441
44,808	Designer Brands, Inc.	858,969
13,756	Dine Brands Global, Inc.	1,313,285
22,636	Dorman Products, Inc.[a]	1,972,501
17,470	El Pollo Loco Holdings, Inc.[a]	186,230
19,393	Ethan Allen Interiors, Inc.	408,417
53,762	Express, Inc.[a]	146,770
18,299	Fiesta Restaurant Group, Inc.[a]	240,449
35,805	Fossil, Inc.[a,b]	411,757
29,802	Fox Factory Holding Corporation[a]	2,458,963
79,996	GameStop Corporation[b]	437,578
58,068	Garrett Motion, Inc.[a]	891,344
13,607	Genesco, Inc.[a]	575,440
26,405	Gentherm, Inc.[a]	1,104,521
32,487	G-III Apparel Group, Ltd.[a]	955,768
13,669	Group 1 Automotive, Inc.	1,119,354
39,360	Guess ?, Inc.	635,664
14,888	Haverty Furniture Companies, Inc.	253,543
14,346	Hibbett Sports, Inc.[a]	261,097
16,429	Installed Building Products, Inc.[a]	972,925
21,910	iRobot Corporation[a,b]	2,007,832
247,987	J.C. Penney Company, Inc.[a,b]	282,705
11,656	Kirkland’s, Inc.[a]	26,343
36,356	Kontoor Brands, Inc.[a]	1,018,695
36,605	La-Z-Boy, Inc.	1,122,309
19,506	LCI Industries	1,755,540
14,608	LGI Homes, Inc.[a]	1,043,449
20,904	Liquidity Services, Inc.[a]	127,305
17,455	Lithia Motors, Inc.	2,073,305
22,453	Lumber Liquidators Holdings, Inc.[a,b]	259,332
38,497	M.D.C. Holdings, Inc.	1,261,932
21,591	M/I Homes, Inc.[a]	616,207
16,896	Marcus Corporation	556,892
17,916	MarineMax, Inc.[a]	294,539
28,118	Meritage Homes Corporation[a]	1,443,578
9,278	Monarch Casino & Resort, Inc.[a]	396,542
25,970	Monro, Inc.	2,215,241
14,756	Motorcar Parts of America, Inc.[a]	315,926
12,944	Movado Group, Inc.	349,488
23,214	Nautilus, Inc.[a]	51,303
424,408	Office Depot, Inc.	874,280
13,301	Oxford Industries, Inc.	1,008,216
15,716	PetMed Express, Inc.[b]	246,270
10,171	Red Robin Gourmet Burgers, Inc.[a]	310,927
23,035	Regis Corporation[a]	382,381
35,149	Rent-A-Center, Inc.[a]	936,018
12,618	RHa,b	1,458,641
22,137	Ruth’s Hospitality Group, Inc.	502,731
20,392	Shake Shack, Inc.[a]	1,472,302
7,601	Shoe Carnival, Inc.[b]	209,788
26,725	Shutterfly, Inc.[a]	1,350,949
14,587	Shutterstock, Inc.	571,665
23,595	Sleep Number Corporation[a]	953,002
18,676	Sonic Automotive, Inc.	436,085
12,713	Stamps.com, Inc.[a]	575,518
15,841	Standard Motor Products, Inc.	718,231
60,987	Steven Madden, Ltd.	2,070,509
17,127	Strategic Education, Inc.	3,048,606
13,696	Sturm, Ruger & Company, Inc.	746,158
18,058	Superior Industries International, Inc.	62,481
39,301	Tailored Brands, Inc.[b]	226,767
17,224	TechTarget, Inc.[a]	366,010
30,724	Tile Shop Holdings, Inc.	122,896
26,884	TopBuild Corporation[a]	2,224,920
11,395	Unifi, Inc.[a]	207,047
10,831	Universal Electronics, Inc.[a]	444,288
16,590	Vera Bradley, Inc.[a]	199,080
45,181	Vista Outdoor, Inc.[a]	401,207
12,266	Vitamin Shoppe, Inc.[a]	48,328
25,646	William Lyon Homes[a]	467,527
23,013	Wingstop, Inc.	2,180,482
22,651	Winnebago Industries, Inc.	875,461
69,314	Wolverine World Wide, Inc.	1,908,908
14,822	Zumiez, Inc.[a]	386,854

	Total	80,935,819

Consumer Staples (3.5%)
20,653	Andersons, Inc.	562,588
347,093	Avon Products, Inc.[a]	1,346,721
51,020	B&G Foods, Inc.	1,061,216
12,266	Calavo Growers, Inc.	1,186,613
23,725	Cal-Maine Foods, Inc.	989,807
8,099	Central Garden & Pet Company[a]	218,268
32,186	Central Garden & Pet Company, Class Aa	793,063
18,104	Chefs’ Warehouse, Inc.[a]	634,907
3,641	Coca-Cola Consolidated, Inc.	1,089,569

The accompanying Notes to Financial Statements are an integral part of this schedule.

199

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Consumer Staples (3.5%) - continued
128,663	Darling Ingredients, Inc.[a]	$2,559,107
71,744	Dean Foods Company[b]	66,277
13,567	Inter Parfums, Inc.	902,070
11,789	J & J Snack Foods Corporation	1,897,439
6,895	John B. Sanfilippo & Son, Inc.	549,463
9,312	Medifast, Inc.	1,194,730
9,978	MGP Ingredients, Inc.[b]	661,641
5,195	Seneca Foods Corporation[a]	144,577
28,205	SpartanNash Company	329,152
41,160	United Natural Foods, Inc.[a]	369,205
19,589	Universal Corporation	1,190,423
10,399	USANA Health Sciences, Inc.[a]	825,993
10,775	WD-40 Company	1,713,656

	Total	20,286,485

Energy (3.6%)
102,312	Archrock, Inc.	1,084,507
14,677	Bonanza Creek Energy, Inc.[a]	306,456
48,199	C&J Energy Services, Inc.[a]	567,784
66,851	Carrizo Oil & Gas, Inc.[a]	669,847
21,526	CONSOL Energy, Inc.[a]	572,807
361,226	Denbury Resources, Inc.[a,b]	447,920
50,676	Diamond Offshore Drilling, Inc.[a,b]	449,496
28,293	Dril-Quip, Inc.[a]	1,358,064
16,048	Era Group, Inc.[a]	133,840
24,668	Exterran Corporation[a]	350,779
10,695	Geospace Technologies Corporation[a]	161,602
30,265	Green Plains, Inc.	326,257
10,876	Gulf Island Fabrication, Inc.[a]	77,220
113,223	Gulfport Energy Corporation[a]	555,925
109,721	Helix Energy Solutions Group, Inc.[a]	946,892
86,703	HighPoint Resources Corporation[a]	157,800
18,079	KLX Energy Services Holdings, Inc.[a]	369,354
119,287	Laredo Petroleum Holdings, Inc.[a]	345,932
21,013	Matrix Service Company[a]	425,723
256,147	Nabors Industries, Ltd.	742,826
70,823	Newpark Resources, Inc.[a]	525,507
195,113	Noble Corporation[a]	364,861
47,462	Oil States International, Inc.[a]	868,555
23,497	Par Pacific Holdings, Inc.[a]	482,158
51,894	PDC Energy, Inc.[a]	1,871,298
10,547	Penn Virginia Corporation[a]	323,582
58,204	ProPetro Holding Corporation[a]	1,204,823
29,263	Renewable Energy Group, Inc.[a]	464,111
4,467	REX American Resources Corporation[a]	325,644
46,815	Ring Energy, Inc.[a]	152,149
13,529	SEACOR Holdings, Inc.[a]	642,763
190,839	SRC Energy, Inc.[a]	946,561
122,332	Superior Energy Services, Inc.[a]	159,032
98,622	TETRA Technologies, Inc.[a]	160,754
57,390	U.S. Silica Holdings, Inc.[b]	734,018
43,318	Unit Corporation[a]	385,097
71,387	Whiting Petroleum Corporation[a,b]	1,333,509

	Total	20,995,453

Financials (17.9%)
35,572	Ambac Financial Group, Inc.[a]	599,388
71,001	American Equity Investment Life Holding Company	1,928,387
45,230	Ameris Bancorp	1,772,564
15,118	AMERISAFE, Inc.	964,075
107,513	Apollo Commercial Real Estate Finance, Inc.	1,977,164
40,935	ARMOUR Residential REIT, Inc.	763,028
42,262	Axos Financial, Inc.[a]	1,151,639
33,459	Banc of California, Inc.	467,422
24,512	Banner Corporation	1,327,325
35,555	Berkshire Hills Bancorp, Inc.	1,116,071
37,816	Blucora, Inc.[a]	1,148,472
65,717	Boston Private Financial Holdings, Inc.	793,204
62,579	Brookline Bancorp, Inc.	962,465
67,113	Capstead Mortgage Corporation	560,394
22,359	Central Pacific Financial Corporation	669,876
12,871	City Holding Company	981,542
57,479	Columbia Banking System, Inc.	2,079,590
40,260	Community Bank System, Inc.	2,650,718
22,433	Customers Bancorp, Inc.[a]	471,093
79,821	CVB Financial Corporation	1,678,636
24,068	Dime Community Bancshares, Inc.	457,051
26,765	Donnelley Financial Solutions, Inc.[a]	357,045
24,841	Eagle Bancorp, Inc.	1,344,643
14,858	eHealth, Inc.[a]	1,279,274
25,031	Employers Holdings, Inc.	1,058,060
20,110	Encore Capital Group, Inc.[a]	681,126
26,274	Enova International, Inc.[a]	605,616
41,168	EZCORP, Inc.[a]	389,861
169,727	First BanCorp	1,873,786
77,386	First Commonwealth Financial Corporation	1,042,389
77,188	First Financial Bancorp	1,869,493
87,159	First Midwest Bancorp, Inc.	1,784,145
33,692	FirstCash, Inc.	3,369,874
22,583	Flagstar Bancorp, Inc.	748,401
9,581	Franklin Financial Network, Inc.	266,927
66,061	Glacier Bancorp, Inc.	2,678,774
42,161	Granite Point Mortgage Trust, Inc.	809,070
44,467	Great Western Bancorp, Inc.	1,588,361
13,798	Greenhill & Company, Inc.	187,515
24,260	Hanmi Financial Corporation	540,270
5,321	HCI Group, Inc.	215,341
26,040	Heritage Financial Corporation	769,222
21,178	HomeStreet, Inc.[a]	627,716
94,386	Hope Bancorp, Inc.	1,300,639
32,154	Horace Mann Educators Corporation	1,295,485
26,795	Independent Bank Corporation	2,040,439
12,573	INTL FCStone, Inc.[a]	497,765
100,172	Invesco Mortgage Capital. Inc.	1,614,773
23,589	James River Group Holdings, Ltd.	1,106,324
35,433	Legacy Texas Financial Group, Inc.	1,442,477
21,648	Meta Financial Group, Inc.	607,226
20,339	National Bank Holdings Corporation	738,306
34,308	NBT Bancorp, Inc.	1,286,893
162,512	New York Mortgage Trust, Inc.	1,007,574
52,742	NMI Holdings, Inc.[a]	1,497,345
37,096	Northfield Bancorp, Inc.	579,069
39,079	NorthStar Realty Europe Corporation	642,068
82,954	Northwest Bancshares, Inc.	1,460,820
34,205	OFG Bancorp	813,053
116,849	Old National Bancorp	1,938,525
16,948	Opus Bank	357,772
29,999	Oritani Financial Corporation	532,182
35,302	Pacific Premier Bancorp, Inc.	1,090,126
59,585	PennyMac Mortgage Investment Trust	1,300,741
11,112	Piper Jaffray Companies	825,288
35,541	PRA Group, Inc.[a]	1,000,124
10,941	Preferred Bank	516,962
42,079	ProAssurance Corporation	1,519,473
48,050	Provident Financial Services, Inc.	1,165,212

The accompanying Notes to Financial Statements are an integral part of this schedule.

200

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Financials (17.9%) - continued
75,793	Redwood Trust, Inc.	$1,252,858
30,620	RLI Corporation	2,624,440
26,817	S&T Bancorp, Inc.	1,005,101
11,393	Safety Insurance Group, Inc.	1,083,816
40,261	Seacoast Banking Corporation of Florida[a]	1,024,240
46,261	Selective Insurance Group, Inc.	3,464,486
36,079	ServisFirst Bancshares, Inc.	1,236,067
74,876	Simmons First National Corporation	1,741,616
24,845	Southside Bancshares, Inc.	804,481
18,613	Stewart Information Services Corporation	753,640
58,035	Third Point Reinsurance, Ltd.[a]	598,921
9,733	Tompkins Financial Corporation	794,213
19,272	Triumph Bancorp, Inc.[a]	559,852
75,899	TrustCo Bank Corporation	601,120
61,727	United Community Banks, Inc.	1,762,923
16,746	United Fire Group, Inc.	811,511
16,861	United Insurance Holdings Corporation	240,438
24,894	Universal Insurance Holdings, Inc.	694,543
35,420	Veritex Holdings, Inc.	919,149
5,500	Virtus Investment Partners, Inc.	590,700
58,653	Waddell & Reed Financial, Inc.[b]	977,746
22,091	Walker & Dunlop, Inc.	1,175,462
21,095	Westamerica Bancorporation	1,299,663
92,505	WisdomTree Investments, Inc.	570,756
4,944	World Acceptance Corporation[a]	811,360

	Total	104,182,776

Health Care (11.9%)
31,016	Acorda Therapeutics, Inc.[a]	237,893
7,912	Addus HomeCare Corporation[a]	593,004
73,889	Akorn, Inc.[a]	380,528
26,371	AMAG Pharmaceuticals, Inc.[a]	263,446
36,408	AMN Healthcare Services, Inc.[a]	1,975,134
27,567	Amphastar Pharmaceuticals, Inc.[a]	581,939
29,135	AngioDynamics, Inc.[a]	573,668
6,508	ANI Pharmaceuticals, Inc.[a]	534,958
11,149	Anika Therapeutics, Inc.[a,b]	452,872
73,903	Arrowhead Research Corporation[a,b]	1,958,430
50,161	Assertio Therapeutics, Inc.[a]	173,055
26,366	Biotelemetry, Inc.[a]	1,269,523
26,367	Cambrex Corporation[a]	1,234,239
27,319	Cardiovascular Systems, Inc.[a]	1,172,805
20,455	Care.com, Inc.[a]	224,596
91,182	Community Health Systems, Inc.[a]	243,456
9,391	Computer Programs and Systems, Inc.	260,976
20,318	CONMED Corporation	1,738,611
81,902	Corcept Therapeutics, Inc.[a]	913,207
7,079	CorVel Corporation[a]	615,944
28,353	Cross Country Healthcare, Inc.[a]	265,951
26,720	CryoLife, Inc.[a]	799,730
10,908	Cutera, Inc.[a]	226,668
45,283	Cytokinetics, Inc.[a]	509,434
44,405	Diplomat Pharmacy, Inc.[a]	270,426
8,084	Eagle Pharmaceuticals, Inc.[a]	450,117
35,347	Emergent Biosolutions, Inc.[a]	1,707,614
12,443	Enanta Pharmaceuticals, Inc.[a]	1,049,940
156,684	Endo International plc[a]	645,538
38,861	Ensign Group, Inc.	2,211,968
20,037	HealthStream, Inc.[a]	518,157
5,448	Heska Corporation[a]	464,006
68,019	HMS Holdings Corporation[a]	2,203,135
53,153	Innoviva, Inc.[a]	773,908
23,469	Integer Holdings Corporation[a]	1,969,519
26,042	Invacare Corporation	135,158
26,815	Lannett Company, Inc.[a,b]	162,499
30,242	Lantheus Holdings, Inc.[a]	855,849
12,444	LeMaitre Vascular, Inc.	348,183
22,914	LHC Group, Inc.[a]	2,740,056
32,595	Luminex Corporation	672,761
18,770	Magellan Health Services, Inc.[a]	1,393,297
54,570	Medicines Company[a]	1,990,168
20,439	Medpace Holdings, Inc.[a]	1,337,119
33,333	Meridian Bioscience, Inc.	395,996
42,957	Merit Medical Systems, Inc.[a]	2,558,519
2,782	Mesa Laboratories, Inc.	679,754
77,282	Momenta Pharmaceuticals, Inc.[a]	962,161
57,483	Myriad Genetics, Inc.[a]	1,596,878
26,499	Natus Medical, Inc.[a]	680,759
40,704	Neogen Corporation[a]	2,528,125
80,025	NeoGenomics, Inc.[a]	1,755,749
37,543	NextGen Healthcare, Inc.[a]	747,106
32,191	Omnicell, Inc.[a]	2,769,392
48,376	OraSure Technologies, Inc.[a]	448,929
14,954	Orthifix Medical, Inc.[a]	790,768
48,851	Owens & Minor, Inc.	156,323
15,913	Phibro Animal Health Corporation	505,556
66,326	Progenics Pharmaceuticals, Inc.[a]	409,231
8,659	Providence Service Corporation[a]	496,507
24,000	REGENXBIO, Inc.[a]	1,232,880
32,824	Repligen Corporation[a]	2,821,223
84,893	Select Medical Holdings Corporation[a]	1,347,252
82,765	Spectrum Pharmaceuticals, Inc.[a]	712,607
41,046	Supernus Pharmaceuticals, Inc.[a]	1,358,212
10,577	Surmodics, Inc.[a]	456,609
14,253	Tabula Rasa HealthCare, Inc.[a,b]	711,652
13,379	Tactile Systems Technology, Inc.[a]	761,533
37,073	Tivity Health, Inc.[a]	609,480
9,952	U.S. Physical Therapy, Inc.	1,219,817
41,300	Vanda Pharmaceuticals, Inc.[a]	581,917
29,905	Varex Imaging Corporation[a]	916,588

	Total	69,311,008

Industrials (19.0%)
20,663	A. Schulman, Inc. CVR[a,c]	14,257
31,805	AAON, Inc.	1,595,975
25,605	AAR Corporation	942,008
51,943	ABM Industries, Inc.	2,077,720
47,954	Actuant Corporation	1,189,739
24,478	Aegion Corporation[a]	450,395
56,579	Aerojet Rocketdyne Holdings, Inc.[a]	2,533,042
16,707	Aerovironment, Inc.[a]	948,456
7,552	Alamo Group, Inc.	754,671
23,792	Albany International Corporation	1,972,595
10,090	Allegiant Travel Company	1,447,915
11,778	American Woodmark Corporation[a]	996,654
20,773	Apogee Enterprises, Inc.	902,379
30,140	Applied Industrial Technologies, Inc.	1,854,514
20,060	ArcBest Corporation	563,887
37,759	Arcosa, Inc.	1,420,871
17,596	Astec Industries, Inc.	572,926
20,201	Atlas Air Worldwide Holdings, Inc.[a]	901,773
20,466	AZZ, Inc.	941,845
36,919	Barnes Group, Inc.	2,080,016
38,540	Brady Corporation	1,900,793
33,032	Briggs & Stratton Corporation	338,248
27,972	Chart Industries, Inc.[a]	2,150,487
15,578	CIRCOR International, Inc.[a]	716,588
28,925	Comfort Systems USA, Inc.	1,474,886

The accompanying Notes to Financial Statements are an integral part of this schedule.

201

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Industrials (19.0%) - continued
22,483	Cubic Corporation	$1,449,704
12,543	DXP Enterprises, Inc.[a]	475,254
21,824	Echo Global Logistics, Inc.[a]	455,467
16,380	Encore Wire Corporation	959,540
16,196	EnPro Industries, Inc.	1,033,953
20,334	ESCO Technologies, Inc.	1,679,995
40,533	Exponent, Inc.	2,372,802
47,188	Federal Signal Corporation	1,262,279
8,024	Forrester Research, Inc.	377,369
22,411	Forward Air Corporation	1,325,611
30,131	Franklin Electric Company, Inc.	1,431,222
29,705	FTI Consulting, Inc.[a]	2,490,467
25,176	Gibraltar Industries, Inc.[a]	1,016,103
25,225	GMS, Inc.[a]	554,950
25,379	Greenbrier Companies, Inc.	771,522
27,149	Griffon Corporation	459,361
62,625	Harsco Corporation[a]	1,718,430
37,521	Hawaiian Holdings, Inc.	1,029,201
37,279	Heartland Express, Inc.	673,632
14,893	Heidrick & Struggles International, Inc.	446,343
49,056	Hillenbrand, Inc.	1,941,146
26,762	Hub Group, Inc.[a]	1,123,469
14,326	Insteel Industries, Inc.	298,267
46,643	Interface, Inc.	715,037
24,730	John Bean Technologies Corporation	2,995,545
21,865	Kaman Corporation	1,392,582
24,467	Kelly Services, Inc.	640,791
44,069	Korn Ferry	1,765,845
8,462	Lindsay Corporation	695,661
26,137	LSC Communications, Inc.	95,923
13,765	Lydall, Inc.[a]	278,053
30,340	Marten Transport, Ltd.	550,671
33,598	Matson, Inc.	1,305,282
24,779	Matthews International Corporation	863,548
43,226	Mercury Systems, Inc.[a]	3,040,949
35,056	Mobile Mini, Inc.	1,066,754
25,364	Moog, Inc.	2,374,324
44,423	Mueller Industries, Inc.	1,300,261
10,945	Multi-Color Corporation	546,922
12,996	MYR Group, Inc.[a]	485,401
3,943	National Presto Industries, Inc.[b]	367,842
30,729	Navigant Consulting, Inc.	712,606
17,792	Patrick Industries, Inc.[a]	875,188
45,567	PGT Innovations, Inc.[a]	761,880
141,140	Pitney Bowes, Inc.	604,079
6,875	Powell Industries, Inc.	261,250
20,968	Proto Labs, Inc.[a]	2,432,707
26,125	Quanex Building Products Corporation	493,501
55,265	R.R. Donnelley & Sons Company	108,872
28,208	Raven Industries, Inc.	1,012,103
23,396	Resources Connection, Inc.	374,570
20,276	Saia, Inc.[a]	1,311,249
31,391	Simpson Manufacturing Company, Inc.	2,086,246
40,011	SkyWest, Inc.	2,427,467
34,125	SPX Corporation[a]	1,126,807
33,217	SPX FLOW, Inc.[a]	1,390,464
9,927	Standex International Corporation	726,061
23,593	Team, Inc.[a]	361,445
14,215	Tennant Company	869,958
42,848	Tetra Tech, Inc.	3,365,710
39,485	Titan International, Inc.	193,082
39,123	Triumph Group, Inc.	895,917
31,439	TrueBlue, Inc.[a]	693,544
17,314	U.S. Ecology, Inc.	1,030,876
11,990	UniFirst Corporation	2,260,954
47,770	Universal Forest Products, Inc.	1,818,126
9,980	Veritiv Corporation[a]	193,812
15,848	Viad Corporation	1,049,772
12,724	Vicor Corporation[a]	395,080
43,267	Wabash National Corporation	703,954
31,096	WageWorks, Inc.[a]	1,579,366
21,671	Watts Water Technologies, Inc.	2,019,304

	Total	110,706,068

Information Technology (14.6%)
91,131	3D Systems Corporation[a,b]	829,292
75,043	8x8, Inc.[a]	1,808,536
37,482	ADTRAN, Inc.	571,601
29,972	Advanced Energy Industries, Inc.[a]	1,686,524
13,848	Agilysys, Inc.[a]	297,317
27,594	Alarm.com Holdings, Inc.[a]	1,476,279
22,590	Anixter International, Inc.[a]	1,348,849
14,819	Applied Optoelectronics, Inc.[a,b]	152,339
58,255	Arlo Technologies, Inc.[a]	233,603
25,543	Axcelis Technologies, Inc.[a]	384,422
22,840	Badger Meter, Inc.	1,363,320
7,902	Bel Fuse, Inc.	135,677
30,257	Benchmark Electronics, Inc.	760,056
29,537	Bottomline Technologies (de), Inc.[a]	1,306,717
56,336	Brooks Automation, Inc.	2,183,020
22,716	Cabot Microelectronics Corporation	2,500,577
26,238	CalAmp Corporation[a]	306,460
29,397	Cardtronics, Inc.[a]	803,126
17,183	CEVA, Inc.[a]	418,406
31,930	Cohu, Inc.	492,680
18,755	Comtech Telecommunications Corporation	527,203
20,805	Control4 Corporation[a]	494,119
32,079	Cray, Inc.[a]	1,116,991
25,879	CSG Systems International, Inc.	1,263,672
25,680	CTS Corporation	708,254
31,076	Daktronics, Inc.	191,739
60,065	Diebold Nixdorf, Inc.[a]	550,195
21,712	Digi International, Inc.[a]	275,308
31,227	Diodes, Inc.[a]	1,135,726
15,150	DSP Group, Inc.[a]	217,554
17,254	Ebix, Inc.[b]	866,496
33,690	Electronics for Imaging, Inc.[a]	1,243,498
10,678	ePlus, Inc.[a]	736,141
46,817	EVERTEC, Inc.	1,530,916
26,820	ExlService Holdings, Inc.[a]	1,773,607
92,743	Extreme Networks, Inc.[a]	600,047
28,765	Fabrinet[a]	1,428,758
13,535	FARO Technologies, Inc.[a]	711,670
92,497	Finisar Corporation[a]	2,115,406
58,430	FormFactor, Inc.[a]	915,598
69,571	Harmonic, Inc.[a]	386,119
17,444	Ichor Holdings, Ltd.[a]	412,376
46,750	II-VI, Inc.[a]	1,709,180
27,853	Insight Enterprises, Inc.[a]	1,621,045
26,121	Itron, Inc.[a]	1,634,391
45,335	KEMET Corporation	852,751
70,777	Knowles Corporation[a]	1,295,927
52,648	Kopin Corporation[a]	57,386
50,778	Kulicke and Soffa Industries, Inc.	1,145,044
46,591	LivePerson, Inc.[a]	1,306,412
20,855	ManTech International Corporation	1,373,302
50,177	MaxLinear, Inc.[a]	1,176,149
29,017	Methode Electronics, Inc.	829,016

The accompanying Notes to Financial Statements are an integral part of this schedule.

202

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Information Technology (14.6%) - continued
6,407	MicroStrategy, Inc.[a]	$918,187
32,225	Monotype Imaging Holdings, Inc.	542,669
14,044	MTS Systems Corporation	821,995
19,193	Nanometrics, Inc.[a]	666,189
24,717	NETGEAR, Inc.[a]	625,093
52,275	NIC, Inc.	838,491
24,615	OneSpan, Inc.[a]	348,795
13,185	OSI Systems, Inc.[a]	1,485,027
15,112	Park Electrochemical Corporation	252,219
21,776	PDF Solutions, Inc.[a]	285,701
25,729	Perficient, Inc.[a]	883,019
52,597	Photronics, Inc.[a]	431,295
23,511	Plexus Corporation[a]	1,372,337
22,860	Power Integrations, Inc.	1,832,915
34,749	Progress Software Corporation	1,515,751
26,300	Qualys, Inc.[a]	2,290,204
85,546	Rambus, Inc.[a]	1,029,974
14,466	Rogers Corporation[a]	2,496,542
24,247	Rudolph Technologies, Inc.[a]	669,945
53,890	Sanmina Corporation[a]	1,631,789
20,164	ScanSource, Inc.[a]	656,540
9,857	SMART Global Holdings, Inc.[a]	226,612
34,843	Solaredge Technology, Ltd.[a]	2,176,294
13,990	SPS Commerce, Inc.[a]	1,429,918
30,818	Sykes Enterprises, Inc.[a]	846,262
97,908	TiVo Corp	721,582
10,872	TTEC Holdings, Inc.	506,526
72,883	TTM Technologies, Inc.[a]	743,407
30,607	Ultra Clean Holdings, Inc.[a]	426,049
40,030	Unisys Corporation[a]	389,092
37,688	Veeco Instruments, Inc.[a]	460,547
178,868	Viavi Solutions, Inc.[a]	2,377,156
21,596	Virtusa Corporation[a]	959,510
38,489	Xperi Corporation	792,489

	Total	84,910,918

Materials (4.4%)
22,150	AdvanSix, Inc.[a]	541,125
248,151	AK Steel Holding Corporation[a]	588,118
20,424	American Vanguard Corporation	314,734
25,252	Balchem Corporation	2,524,442
30,368	Boise Cascade Company	853,645
38,706	Century Aluminum Company[a]	267,459
12,914	Clearwater Paper Corporation[a]	238,780
11,107	DMC Global Inc.	703,628
63,985	Ferro Corporation[a]	1,010,963
20,247	FutureFuel Corporation	236,687
39,740	H.B. Fuller Company	1,843,936
7,542	Hawkins, Inc.	327,398
9,820	Haynes International, Inc.	312,374
15,386	Innophos Holdings, Inc.	447,887
19,169	Innospec, Inc.	1,748,980
12,626	Kaiser Aluminum Corporation	1,232,424
16,121	Koppers Holdings, Inc.[a]	473,313
25,045	Kraton Performance Polymers, Inc.[a]	778,148
114,540	Livent Corporation[a]	792,617
16,047	LSB Industries, Inc.[a]	62,583
15,877	Materion Corporation	1,076,619
33,761	Mercer International, Inc.	522,283
27,734	Myers Industries, Inc.	534,434
13,227	Neenah, Inc.	893,484
7,168	Olympic Steel, Inc.	97,843
34,530	PH Glatfelter Company	582,866
10,413	Quaker Chemical Corporation	2,112,589
38,659	Rayonier Advanced Materials, Inc.	250,897
24,239	Schweitzer-Mauduit International, Inc.	804,250
15,898	Stepan Company	1,461,185
70,269	SunCoke Energy, Inc.[a]	623,989
30,809	TimkenSteel Corporation[a]	250,477
20,041	Tredegar Corporation	333,081
12,407	US Concrete, Inc.[a]	616,504

	Total	25,459,742

Real Estate (6.8%)
64,640	Acadia Realty Trust	1,769,197
30,041	Agree Realty Corporation	1,924,126
36,854	American Assets Trust, Inc.	1,736,560
40,937	Armada Hoffler Properties, Inc.	677,507
74,646	CareTrust REIT, Inc.	1,775,082
136,085	CBL & Associates Properties, Inc.	141,528
67,574	Cedar Realty Trust, Inc.	179,071
36,525	Chatham Lodging Trust	689,227
47,671	Chesapeake Lodging Trust	1,354,810
13,951	Community Healthcare Trust, Inc.	549,809
157,323	DiamondRock Hospitality Company	1,626,720
53,365	Easterly Government Properties, Inc.	966,440
53,621	Four Corners Property Trust, Inc.	1,465,462
84,125	Franklin Street Properties Corporation	620,842
26,611	Getty Realty Corporation	818,554
65,775	Global Net Lease, Inc.	1,290,506
28,282	Hersha Hospitality Trust	467,784
31,101	HFF, Inc.	1,414,473
70,022	Independence Realty Trust, Inc.	810,155
7,669	Innovative Industrial Properties, Inc.	947,582
50,754	iSTAR Financial, Inc.	630,365
65,761	Kite Realty Group Trust	994,964
163,247	Lexington Realty Trust	1,536,154
31,156	LTC Properties, Inc.	1,422,583
16,818	Marcus and Millichap, Inc.[a]	518,835
44,482	National Storage Affiliates Trust	1,287,309
37,724	Office Properties Income Trust	991,009
46,723	Pennsylvania REIT	303,700
13,928	RE/MAX Holdings, Inc.	428,425
89,032	Realogy Holdings Corporation[b]	644,592
89,424	Retail Opportunity Investments Corporation	1,531,833
62,882	RPT Realty	761,501
9,082	Saul Centers, Inc.	509,773
82,204	Summit Hotel Properties, Inc.	942,880
9,921	Universal Health Realty Income Trust	842,591
23,468	Urstadt Biddle Properties, Inc.	492,828
145,979	Washington Prime Group, Inc.	557,640
62,710	Washington REIT	1,676,238
31,207	Whitestone REIT	396,017
87,969	Xenia Hotels & Resorts, Inc.	1,834,154

	Total	39,528,826

Utilities (2.2%)
28,736	American States Water Company	2,162,097
51,348	Avista Corporation	2,290,121
37,710	California Water Service Group	1,909,257
31,720	El Paso Electric Company	2,074,488
23,758	Northwest Natural Holding Company	1,651,181

The accompanying Notes to Financial Statements are an integral part of this schedule.

203

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (99.5%)	Value
Utilities (2.2%) - continued
72,152	South Jersey Industries, Inc.	$2,433,687

	Total	12,520,831

	Total Common Stock (cost $490,668,497)	578,833,999

	Registered Investment Companies (0.3%)
Unaffiliated (0.3%)
24,820	iShares Core S&P Small-Cap ETF	1,942,909

	Total	1,942,909

	Total Registered Investment Companies (cost $1,880,301)	1,942,909

	Collateral Held for Securities Loaned (2.2%)
12,817,670	Thrivent Cash Management Trust	12,817,670

	Total Collateral Held for Securities Loaned (cost $12,817,670)	12,817,670

Shares or Principal Amount	Short-Term Investments (0.1%)
	Federal Home Loan Bank Discount Notes
200,000	2.200%, 8/28/2019[d,e]	199,288
	Thrivent Core Short-Term Reserve Fund
22,122	2.590%	221,223

	Total Short-Term Investments (cost $420,490)	420,511

	Total Investments (cost $505,786,958) 102.1%	$594,015,089

	Other Assets and Liabilities, Net (2.1%)	(12,152,752)

	Total Net Assets 100.0%	$581,862,337

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 28, 2019:

Securities Lending Transactions
Common Stock	$12,637,750

Total lending	$12,637,750
Gross amount payable upon return of collateral for securities loaned	$12,817,670

Net amounts due to counterparty	$179,920

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

204

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers, or persons performing similar functions, are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2019	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 27, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date: August 27, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)